                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08236

                                 Northern Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                    EQUITY FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------

2       STATEMENTS OF ASSETS AND LIABILITIES
4       STATEMENTS OF OPERATIONS
6       STATEMENTS OF CHANGES IN NET ASSETS
9       FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        23    GROWTH EQUITY FUND
        25    GROWTH OPPORTUNITIES FUND
        27    INCOME EQUITY FUND
        30    INTERNATIONAL EQUITY INDEX FUND
        45    INTERNATIONAL GROWTH EQUITY FUND
        47    LARGE CAP VALUE FUND
        49    MID CAP GROWTH FUND
        51    MID CAP INDEX FUND
        58    SELECT EQUITY FUND
        60    SMALL CAP GROWTH FUND
        62    SMALL CAP INDEX FUND
        88    SMALL CAP VALUE FUND
        98    STOCK INDEX FUND
        106   TECHNOLOGY FUND
108     NOTES TO THE FINANCIAL STATEMENTS
115     FUND EXPENSES
120     FOR MORE INFORMATION



                             NORTHERN FUNDS SEMIANNUAL REPORT   1   EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF ASSETS AND LIABILITIES

                                                                GROWTH                   INTERNATIONAL   INTERNATIONAL
Amounts in thousands,                             GROWTH     OPPORTUNITIES    INCOME        EQUITY          GROWTH       LARGE CAP
except per share data                           EQUITY FUND      FUND       EQUITY FUND   INDEX FUND      EQUITY FUND   VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                            $   674,344  $       5,992  $   309,226  $     701,348   $   1,159,584  $ 1,103,376
Investments, at fair value                      $   742,889  $       7,300  $   344,986  $     745,809   $   1,296,135  $ 1,217,923
Cash                                                      -              -           81              -             150            -
Foreign currencies, at fair value (cost $6,949
    and $2,052)                                           -              -            -          6,923           2,021            -
Interest income receivable                                -              -          877              3               -            8
Dividend income receivable                              533              1          557          1,562           2,114          993
Receivable for foreign tax withheld                       -              -            -            120             848            -
Receivable for securities sold                            -              -        2,351              -          32,256            -
Receivable for variation margin on futures
    contracts                                             -              -            -              -               -            -
Receivable for fund shares sold                         212              -          598          1,511             249        3,877
Receivable from investment adviser                       18              2           12             20              52           18
Unrealized gain on forward foreign currency
    exchange contracts                                    -              -            -              5               -            -
Prepaid and other assets                                  9              7           24             89             112           49
Total Assets                                        743,661          7,310      349,486        756,042       1,333,937    1,222,868
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                            -              -            -              -               -            -
Unrealized loss on forward foreign currency
    exchange contracts                                    -              -            -            360               5            -
Payable for securities purchased                          -              -        3,978          7,752          25,574            -
Payable for variation margin on futures
    contracts                                             -              -            -            121               -            -
Payable for fund shares redeemed                        854              -          131          1,048             961          774
Payable to affiliates:
    Investment advisory fees                            103              1           48             30             214          169
    Co-administration fees                               18              -            8             18              32           30
    Custody and accounting fees                           6              2            1              -               -            -
    Transfer agent fees                                  12              -            6             12              43           20
Accrued other liabilities                                61             16           12             22             563           57
Total Liabilities                                     1,054             19        4,184          9,363          27,392        1,050
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $   742,607  $       7,291  $   345,302  $     746,679   $   1,306,545  $ 1,221,818
-----------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                   $   640,593  $      31,708  $   289,337  $     694,399   $   1,224,048  $ 1,003,857
Undistributed net investment income (loss)              168            (35)      (1,577)         6,382          16,491       13,652
Accumulated undistributed net realized gain
    (loss)                                           33,301        (25,690)      21,782          1,262         (70,427)      89,762
Net unrealized appreciation                          68,545          1,308       35,760         44,636         136,433      114,547
Net Assets                                      $   742,607  $       7,291  $   345,302  $     746,679   $   1,306,545  $ 1,221,818
-----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
    UNLIMITED AUTHORIZATION)                         44,943          1,023       26,954         69,986         117,523       89,038
NET ASSET VALUE, REDEMPTION AND OFFERING
    PRICE PER SHARE                             $     16.52  $        7.13  $     12.81  $       10.67   $       11.12  $     13.72
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   2   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

  MID CAP        MID CAP        SELECT       SMALL CAP     SMALL CAP     SMALL CAP    STOCK INDEX    TECHNOLOGY
GROWTH FUND    INDEX  FUND   EQUITY FUND    GROWTH FUND    INDEX FUND    VALUE FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------
$   268,534    $   202,274   $   251,549    $    56,061    $  332,213    $  369,612   $   334,051    $   185,123
$   307,095    $   214,980   $   282,724    $    66,054    $  414,117    $  502,050   $   445,959    $   235,730
          1              -             1              1            63             -           155              1
          -              -             -              -             -             -             -              -
          1              1             1              -             1             2             -              1
         67            120           152              9           443           706           485             53
          -              -             -              -             -             -             -              -
      4,432              -         2,799            820           178             -             -              -
          -             38             -              -            51            70             8              -
         16          1,567           133              1           358           391           536             39
          8             14            11              2            10            13            10              5
          -              -             -              -             -             -             -              -
          4             10             4              8             6            66            13              6
    311,624        216,730       285,825         66,895       415,227       503,298       447,166        235,835
----------------------------------------------------------------------------------------------------------------
          -             31             -              -             -             -             -              -
          -              -             -              -             -             -             -              -
      3,962          3,030        12,886          1,903         3,159             -           314              -
          -              -             -              -             -             -             -              -
        181              6           415             15            27           323         2,227            536
         42              7            38             11            13            69             7             38
          7              5             7              2            10            12            11              6
          5             26            14              8             5             -             1             13
          5              3             4              1             7             8             7              4
         25             22           209             15            14            28            19            135
      4,227          3,130        13,573          1,955         3,235           440         2,586            732
----------------------------------------------------------------------------------------------------------------
$   307,397    $   213,600   $   272,252    $    64,940    $  411,992    $  502,858   $   444,580    $   235,103
----------------------------------------------------------------------------------------------------------------
$   399,648    $   199,009   $   355,468    $   236,407    $  329,245    $  326,864   $   357,186    $ 1,254,655
       (792)         1,040           404           (295)        3,062         3,373           139           (682)
   (130,020)           757      (114,795)      (181,165)       (2,275)       40,180       (24,656)    (1,069,477)
     38,561         12,794        31,175          9,993        81,960       132,441       111,911         50,607
$   307,397    $   213,600   $   272,252    $    64,940    $  411,992    $  502,858   $   444,580    $   235,103
----------------------------------------------------------------------------------------------------------------
     22,059         19,671        13,991          5,933        38,884        30,529        29,314         20,661
$     13.94    $     10.86   $     19.46    $     10.95    $    10.60    $    16.47   $     15.17    $     11.38
----------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                             NORTHERN FUNDS SEMIANNUAL REPORT   3   EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF OPERATIONS

                                                               GROWTH                   INTERNATIONAL INTERNATIONAL
                                                  GROWTH    OPPORTUNITIES    INCOME         EQUITY       GROWTH      LARGE CAP
Amounts in thousands                            EQUITY FUND     FUND       EQUITY FUND    INDEX FUND   EQUITY FUND   VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $  4,497    $          15  $  4,272     $    7,212    $   17,933     $   15,268
Interest income                                      117                2     2,106            369            25            954
    Total Investment Income                        4,614(1)            17     6,378(2)       7,581(3)     17,958(4)      16,222(5)
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                           3,464               42     1,620            628         7,079          5,709
Co-administration fees                               547                6       256            377           965            901
Custody and accounting fees                           95               28        56            180           745            150
Transfer agent fees                                  365                4       170            251           644            601
Registration fees                                     10                8        10             19             9             20
Printing fees                                         32               11        11             11            54             54
Professional fees                                     10                3         3             11            17             18
Shareholder servicing fees                             9                -       170              -             5            302
Trustee fees and expenses                             10                3         3              3            16             16
Other                                                 15                6         6              3            48             21
-------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                    4,557              111     2,305          1,483         9,582          7,792
    Less voluntary waivers of
       investment advisory fees                     (365)              (4)     (170)             -          (644)          (601)
    Less expenses reimbursed by
       investment adviser                           (544)             (59)     (427)          (349)         (866)          (579)
    Less custodian credits                             -                -        (3)            (3)            -             (1)
    Net Expenses                                   3,648               48     1,705          1,131         8,072          6,611
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         966              (31)    4,673          6,450         9,886          9,611
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
    Investments                                   28,607              401    12,642           (456)       41,903         72,817
    Options                                          135                -         -              -             -              -
    Futures contracts                                  -                -         -          2,899             -              -
    Foreign currency transactions                      -                -         -         (1,181)       (4,254)             -

Net change in unrealized appreciation
    (depreciation) on:
    Investments                                   11,178               67     7,198         47,728        26,431        (57,192)
    Futures contracts                                  -                -         -            573             -              -
    Forward foreign currency exchange contracts        -                -         -           (415)           (6)             -
    Translation of other assets and liabilities
       denominated in foreign currencies               -                -         -              3           148              -
    Net Gains on Investments and
       Foreign Currency                           39,920              468    19,840         49,151        64,222         15,625
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                             $ 40,886    $         437  $ 24,513     $   55,601    $   74,108     $   25,236
-------------------------------------------------------------------------------------------------------------------------------

(1)   Net of $53 in non-reclaimable foreign withholding taxes.

(2)   Net of $21 in non-reclaimable foreign withholding taxes.

(3)   Net of $939 in non-reclaimable foreign withholding taxes.

(4)   Net of $2,512 in non-reclaimable foreign withholding taxes.

(5)   Net of $164 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

  MID CAP        MID CAP      SELECT     SMALL CAP    SMALL CAP   SMALL CAP     STOCK      TECHNOLOGY
GROWTH FUND    INDEX FUND  EQUITY FUND  GROWTH FUND   INDEX FUND  VALUE FUND  INDEX FUND      FUND
-----------------------------------------------------------------------------------------------------
$       526    $      972  $  1,485     $        90   $    2,384  $    4,019  $    3,707   $      692
        199           102       174              39           92         243         118          166
        725         1,074     1,659(6)          129        2,476       4,262       3,825          858(7)
-----------------------------------------------------------------------------------------------------

      1,441           163     1,362             379          383       2,329         420        1,355
        227           122       215              52          288         368         315          185
         52           150        52              30           73          50          65           43
        152            81       143              34          192         245         210          123
          9            18        11               8            9           9          12           12
         11            11        11              11           11          22          11           11
          3            11         3               3            3           7           4            4
          9             -       111               1            2          40           4           79
          3             3         3               3            3           6           3            3
          6             3         7               6            5          10           6            6
-----------------------------------------------------------------------------------------------------
      1,913           562     1,918             527          969       3,086       1,050        1,821
       (152)            -      (143)            (35)           -        (245)       (210)        (123)
       (244)         (317)     (341)            (62)        (297)       (388)       (314)        (158)
          -            (1)        -               -           (1)         (1)         (1)           -
      1,517           244     1,434             430          671       2,452         525        1,540
-----------------------------------------------------------------------------------------------------
       (792)          830       225            (301)       1,805       1,810       3,300         (682)
-----------------------------------------------------------------------------------------------------

     25,262           640     5,771           6,272       16,804      32,034       1,106        1,772
          -             -         -               -            -           -           -            -
          -           148         -               -          390       1,859         209            -
          -             -         -               -            -           -           -            -

     (1,524)       13,325    14,231          (2,144)      14,393       5,570      15,386       19,079
          -            58         -               -          105         329          73            -
          -             -         -               -            -           -           -            -
          -             -         -               -            -           -           -            -
     23,738        14,171    20,002           4,128       31,692      39,792      16,774       20,851
-----------------------------------------------------------------------------------------------------

$    22,946    $   15,001  $ 20,227     $     3,827   $   33,497  $   41,602  $   20,074   $   20,169
-----------------------------------------------------------------------------------------------------

(6)   Net of $13 in non-reclaimable foreign withholding taxes.

(7)   Net of $38 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

                             NORTHERN FUNDS SEMIANNUAL REPORT   5   EQUITY FUNDS

EQUITY FUNDS

      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    GROWTH
                                                   GROWTH EQUITY                 OPPORTUNITIES                    INCOME
                                                       FUND                          FUND                      EQUITY FUND
                                             SEPT. 30,      MARCH 31,      SEPT. 30,      MARCH 31,      SEPT. 30,      MARCH 31,
Amounts in thousands                           2005           2005            2005          2005           2005           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $       966    $     4,525    $       (31)   $       (86)   $     4,673    $     9,102
Net realized gains (losses)                      28,742         56,227            401            825         12,642         15,287
Net change in unrealized appreciation
    (depreciation)                               11,178        (24,665)            67           (436)         7,198         (2,986)
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                    40,886         36,087            437            303         24,513         21,403
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                        48,209        143,243            327          1,100         49,940        145,187
Reinvestment of dividends                           243            992              -              -          2,553         13,110
Payments for shares redeemed                    (74,487)      (213,476)        (1,801)        (7,586)       (70,332)      (133,944)
    Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                (26,035)       (69,241)        (1,474)        (6,486)       (17,839)        24,353
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                       (1,004)        (4,319)             -              -         (5,277)       (12,441)
From net realized gains                               -              -              -              -              -         (8,598)
    Total Distributions Paid                     (1,004)        (4,319)             -              -         (5,277)       (21,039)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          13,847        (37,473)        (1,037)        (6,183)         1,397         24,717
NET ASSETS:
Beginning of period                             728,760        766,233          8,328         14,511        343,905        319,188
End of period                               $   742,607    $   728,760    $     7,291    $     8,328    $   345,302    $   343,905
----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS)                $       168    $       206    $       (35)   $        (4)   $    (1,577)   $      (973)
----------------------------------------------------------------------------------------------------------------------------------

                                                   INTERNATIONAL                INTERNATIONAL
                                                      EQUITY                        GROWTH
                                                    INDEX FUND                   EQUITY FUND
                                             SEPT. 30,      MARCH 31,      SEPT. 30,      MARCH 31,
Amounts in thousands                           2005          2005(1)         2005            2005
----------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                $     6,450    $       453    $     9,886    $    10,217
Net realized gains (losses)                       1,262         (1,678)        37,649         84,845
Net change in unrealized appreciation
    (depreciation)                               47,889         (3,253)        26,573         25,804
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                    55,601         (4,478)        74,108        120,866
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                       452,288        274,974        155,551        701,227
Reinvestment of dividends                             -              -              -            551
Payments for shares redeemed                    (31,244)          (462)      (206,006)      (120,281)
    Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                421,044        274,512        (50,455)       581,497
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                            -              -              -         (6,000)
From net realized gains                               -              -              -              -
    Total Distributions Paid                          -              -              -         (6,000)
----------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         476,645        270,034         23,653        696,363
NET ASSETS:
Beginning of period                             270,034              -      1,282,892        586,529
End of period                               $   746,679    $   270,034    $ 1,306,545    $ 1,282,892
----------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS)                $     6,382    $       (68)   $    16,491    $     6,604
----------------------------------------------------------------------------------------------------

(1)   Commenced investment operations on March 22, 2005.

See Notes to the Financial Statements.

EQUITY FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
                                   OR FISCAL YEAR OR PERIOD ENDED MARCH 31, 2005

       LARGE CAP                   MID CAP                  MID CAP                   SELECT                   SMALL CAP
       VALUE FUND                GROWTH FUND               INDEX FUND               EQUITY FUND               GROWTH FUND
SEPT. 30,     MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
  2005          2005         2005         2005          2005        2005(1)       2005        2005          2005        2005
--------------------------------------------------------------------------------------------------------------------------------
$     9,611  $    14,185  $      (792) $    (1,963) $       830  $       210  $       225  $     1,407  $      (301) $      (994)
     72,817       40,979       25,262       10,228          788          (31)       5,771       41,825        6,272        8,522
    (57,192)      22,338       (1,524)       1,222       13,383         (589)      14,231      (37,905)      (2,144)      (6,729)

     25,236       77,502       22,946        9,487       15,001         (410)      20,227        5,327        3,827          799
--------------------------------------------------------------------------------------------------------------------------------

    146,437      478,164       21,538       58,691      111,751      102,655       12,043       41,094        3,218        7,947
          -        3,728            -            -            -            -            -          949            -            -
   (125,005)    (239,386)     (48,755)    (121,574)     (15,238)        (159)     (67,352)    (164,773)     (16,187)    (113,465)

     21,432      242,506      (27,217)     (62,883)      96,513      102,496      (55,309)    (122,730)     (12,969)    (105,518)
--------------------------------------------------------------------------------------------------------------------------------

          -      (12,228)           -            -            -            -            -       (1,228)           -            -
          -            -            -            -            -            -            -            -            -            -
          -      (12,228)           -            -            -            -            -       (1,228)           -            -
--------------------------------------------------------------------------------------------------------------------------------
     46,668      307,780       (4,271)     (53,396)     111,514      102,086      (35,082)    (118,631)      (9,142)    (104,719)

  1,175,150      867,370      311,668      365,064      102,086            -      307,334      425,965       74,082      178,801
$ 1,221,818  $ 1,175,150  $   307,397  $   311,668  $   213,600  $   102,086  $   272,252  $   307,334  $    64,940  $    74,082
--------------------------------------------------------------------------------------------------------------------------------

$    13,652  $     4,041  $      (792) $         -  $     1,040  $       210  $       404  $       179  $      (295) $         6
--------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                             NORTHERN FUNDS SEMIANNUAL REPORT   7   EQUITY FUNDS

EQUITY FUNDS

                                        SMALL CAP             SMALL CAP                 STOCK                 TECHNOLOGY
                                        INDEX FUND            VALUE FUND              INDEX FUND                 FUND
                                 SIX MONTHS             SIX MONTHS             SIX MONTHS             SIX MONTHS
                                    ENDED      YEAR        ENDED      YEAR        ENDED      YEAR        ENDED         YEAR
                                  SEPT. 30,   ENDED      SEPT. 30,    ENDED     SEPT. 30,    ENDED     SEPT. 30,       ENDED
                                    2005     MARCH 31,     2005     MARCH 31,     2005     MARCH 31,      2005       MARCH 31,
Amounts in thousands             (UNAUDITED)   2005     (UNAUDITED)   2005     (UNAUDITED)   2005     (UNAUDITED)       2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)     $     1,805 $   2,293  $     1,810 $   3,389  $     3,300 $   5,954  $      (682)   $  (2,261)
Net realized gains (losses)           17,194    21,053       33,893    27,074        1,315      (781)       1,772       12,775
Net change in unrealized
    appreciation
     (depreciation)                   14,498    (6,839)       5,899    24,817       15,459    17,449       19,079      (41,796)
    Net Increase
     (Decrease) in Net Assets
      Resulting from Operations       33,497    16,507       41,602    55,280       20,074    22,622       20,169      (31,282)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold             56,910    98,844       57,196   149,383       89,061    83,764        6,011       28,966
Reinvestment of dividends                  -       120            -    21,725        1,334     2,302            -            -
Payments for shares redeemed         (36,940) (101,284)     (78,434) (112,661)     (54,318) (103,413)     (46,237)    (143,371)
    Net Increase (Decrease)
     in Net Assets Resulting
     from Capital Share
     Transactions                     19,970    (2,320)     (21,238)   58,447       36,077   (17,347)     (40,226)    (114,405)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                 -    (1,200)           -    (4,299)      (3,323)   (5,850)           -            -
From net realized gains                    -         -            -   (23,900)           -         -            -            -
    Total Distributions Paid               -    (1,200)           -   (28,199)      (3,323)   (5,850)           -            -
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       53,467    12,987       20,364    85,528       52,828      (575)     (20,057)    (145,687)

NET ASSETS:
Beginning of period                  358,525   345,538      482,494   396,966      391,752   392,327      255,160      400,847
End of period                    $   411,992 $ 358,525  $   502,858 $ 482,494  $   444,580 $ 391,752  $   235,103    $ 255,160
------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT
  INCOME (LOSS)                  $     3,062 $   1,257  $     3,373 $   1,563  $       139 $     162  $      (682)   $       -
------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   8   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

FINANCIAL HIGHLIGHTS

                                                                              GROWTH EQUITY FUND
                                                   SIX MONTHS
                                                      ENDED       YEAR         YEAR         YEAR        YEAR        YEAR
                                                    SEPT. 30,     ENDED        ENDED        ENDED       ENDED       ENDED
                                                       2005      MARCH 31,    MARCH 31,    MARCH 31,  MARCH 31,    MARCH 31,
Selected per share data                            (UNAUDITED)     2005         2004         2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    15.64  $     15.00  $     11.51  $    15.66   $   15.90   $    25.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.02         0.09         0.01        0.04        0.02            -
Net realized and unrealized gains (losses)               0.88         0.64         3.49       (4.15)      (0.22)       (6.62)
    Total Income (Loss) from Investment
       Operations                                        0.90         0.73         3.50       (4.11)      (0.20)       (6.62)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
    From net investment income                          (0.02)       (0.09)       (0.01)      (0.04)      (0.02)           -
    From net realized gains                                 -            -            -           -       (0.02)       (3.03)
       Total Distributions Paid                         (0.02)       (0.09)       (0.01)      (0.04)      (0.04)       (3.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $    16.52  $     15.64  $     15.00  $    11.51   $   15.66   $    15.90
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                         5.71%        4.93%       30.41%     (26.25)%     (1.24)%     (27.23)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $  742,607  $   728,760  $   766,233  $  562,961   $ 871,176   $  943,991
Ratio to average net assets of: (2)
    Expenses, net of waivers and reimbursements          1.00%        1.00%        1.00%       1.00%       1.00%        1.00%
    Expenses, before waivers and reimbursements          1.25%        1.25%        1.25%       1.27%       1.30%        1.29%
    Net investment income (loss), net of waivers
       and reimbursements                                0.27%        0.60%        0.06%       0.32%       0.13%       (0.09)%
    Net investment income (loss), before waivers
       and reimbursements                                0.02%        0.35%       (0.19)%      0.05%      (0.17)%      (0.38)%
Portfolio Turnover Rate                                 21.61%       86.61%      105.57%      50.79%      42.78%       58.89%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                             NORTHERN FUNDS SEMIANNUAL REPORT   9   EQUITY FUNDS

EQUITY FUNDS

                                                                                     GROWTH OPPORTUNITIES FUND
                                                           SIX MONTHS
                                                              ENDED      YEAR         YEAR        YEAR        YEAR      PERIOD
                                                            SEPT. 30,    ENDED        ENDED       ENDED       ENDED     ENDED
                                                               2005     MARCH 31,    MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,
Selected per share data                                    (UNAUDITED)    2005         2004        2003       2002      2001(4)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  6.72      $  6.42      $   4.46    $  6.39    $   6.22   $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (0.05)       (0.13)        (0.10)     (0.09)      (0.09)        -
Net realized and unrealized gains (losses)                    0.46         0.43          2.06      (1.84)       0.27     (3.78)
   Total Income (Loss) from Investment Operations             0.41         0.30          1.96      (1.93)       0.18     (3.78)
LESS DISTRIBUTIONS PAID:
   From net investment income                                    -            -             -          -       (0.01)        -
     Total Distributions Paid                                    -            -             -          -       (0.01)        -
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $  7.13      $  6.72      $   6.42    $  4.46    $   6.39   $  6.22
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                              6.10%        4.67%        43.95%    (30.20)%      2.87%   (37.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                    $ 7,291      $ 8,328      $ 14,511    $15,886    $ 31,498   $53,740
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                1.27%(3)     1.26%(3)      1.25%      1.25%       1.25%     1.25%
   Expenses, before waivers and reimbursements                2.94%        2.56%         2.20%      1.87%       1.70%     2.05%
   Net investment loss, net of waivers and reimbursements    (0.82)%      (0.78)%       (0.88)%    (0.88)%     (0.91)%   (0.27)%
   Net investment loss, before waivers and reimbursements    (2.49)%      (2.08)%       (1.83)%    (1.50)%     (1.36)%   (1.07)%
Portfolio Turnover Rate                                      25.41%      181.02%       256.45%    306.40%     254.63%   218.08%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the periods would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

(4)   Commenced investment operations on September 26, 2000.

See Notes to the Financial Statements.

EQUITY FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            INCOME EQUITY FUND
                                                  SIX MONTHS
                                                     ENDED       YEAR       YEAR      YEAR         YEAR        YEAR
                                                   SEPT. 30,     ENDED      ENDED     ENDED        ENDED       ENDED
                                                     2005      MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,    MARCH 31,
Selected per share data                           (UNAUDITED)     2005      2004        2003       2002         2001
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     12.11  $   12.11  $   10.15  $   11.41   $   11.07    $   14.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.17       0.34       0.36       0.39        0.35         0.34
Net realized and unrealized gains (losses)               0.72       0.42       2.00      (1.27)       0.39        (1.39)
    Total Income (Loss) from Investment
       Operations                                        0.89       0.76       2.36      (0.88)       0.74        (1.05)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                          (0.19)     (0.46)     (0.40)     (0.38)      (0.35)       (0.35)
    From net realized gains                                 -      (0.30)         -          -       (0.05)       (1.79)
       Total Distributions Paid                         (0.19)     (0.76)     (0.40)     (0.38)      (0.40)       (2.14)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.81  $   12.11  $   12.11  $   10.15   $   11.41    $   11.07
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         7.45%      6.45%     23.60%     (7.77)%      6.80%       (7.54)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $   345,302  $ 343,905  $ 319,188  $ 217,944   $ 189,080    $ 171,316
Ratio to average net assets of: (2)
    Expenses, net of waivers and reimbursements          1.00%      1.00%      1.00%      1.00%       1.00%        1.00%
    Expenses, before waivers and reimbursements          1.35%      1.30%      1.27%      1.30%       1.33%        1.32%
    Net investment income, net of waivers and
       reimbursements                                    2.74%      2.76%      3.20%      3.78%       3.13%        2.55%
    Net investment income, before waivers and
       reimbursements                                    2.39%      2.46%      2.93%      3.48%       2.80%        2.23%
Portfolio Turnover Rate                                 21.39%     58.81%     84.84%     48.77%      60.90%       74.17%
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   11   EQUITY FUNDS

EQUITY FUNDS

                                                                                 INTERNATIONAL EQUITY INDEX FUND
                                                                                 SIX MONTHS
                                                                                    ENDED               PERIOD
                                                                                  SEPT. 30,              ENDED
                                                                                     2005              MARCH 31,
Selected per share data                                                          (UNAUDITED)           2005 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $      9.81           $   10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                                   0.07                0.02
Net realized and unrealized gains (losses)                                              0.79               (0.21)
    Total Income (Loss) from Investment Operations                                      0.86               (0.19)
----------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                                   $     10.67               $9.81
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                                        8.77%              (1.90)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                                          $   746,679           $ 270,034
Ratio to average net assets of: (2)
    Expenses, net of reimbursements                                                     0.45%               0.45%
    Expenses, before reimbursements                                                     0.59%               0.62%
    Net investment income, net of reimbursements                                        2.57%               7.58%(4)
    Net investment income, before reimbursements                                        2.43%               7.41%(4)
Portfolio Turnover Rate                                                                 2.56%               0.00%
----------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on March 22, 2005.

(4) As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY FUNDS   12   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           INTERNATIONAL GROWTH EQUITY FUND
                                                  SIX MONTHS
                                                     ENDED          YEAR        YEAR       YEAR           YEAR          YEAR
                                                   SEPT. 30,        ENDED       ENDED      ENDED          ENDED         ENDED
                                                      2005        MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,     MARCH 31,
Selected per share data                           (UNAUDITED)       2005        2004        2003           2002         2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     10.51    $      9.35  $    5.98  $     7.93     $    9.05     $   14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.09           0.09          -        0.05          0.05          0.06
Net realized and unrealized gains (losses)               0.52           1.13       3.39       (1.95)        (1.15)        (3.62)
    Total Income (Loss) from Investment
       Operations                                        0.61           1.22       3.39       (1.90)        (1.10)        (3.56)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

    From net investment income (1)                          -          (0.06)     (0.02)      (0.05)        (0.01)        (0.03)
    From net realized gains                                 -              -          -           -         (0.01)        (1.68)
       Total Distributions Paid                             -          (0.06)     (0.02)      (0.05)        (0.02)        (1.71)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.12    $     10.51  $    9.35  $     5.98     $    7.93     $    9.05
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (2)                                         5.80%         13.05%     56.78%     (23.97)%      (12.10)%      (26.69)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $ 1,306,545    $ 1,282,892  $ 586,529  $  168,651     $ 239,135     $ 408,084
Ratio to average net assets of: (3)
    Expenses, net of waivers and reimbursements          1.25%          1.25%      1.25%       1.26%(4)      1.26%(4)      1.25%
    Expenses, before waivers and reimbursements          1.49%          1.45%      1.50%       1.56%         1.63%         1.59%
    Net investment income, net of waivers and
       reimbursements                                    1.54%          1.15%      0.40%       0.65%         0.42%         0.47%
    Net investment income, before waivers and
       reimbursements                                    1.30%          0.95%      0.15%       0.35%         0.05%         0.13%
Portfolio Turnover Rate                                 39.87%         63.85%     73.36%     182.39%       222.75%       185.77%
-------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   13   EQUITY FUNDS

EQUITY FUNDS

                                                                           LARGE CAP VALUE FUND
                                                   SIX MONTHS
                                                     ENDED        YEAR        YEAR        YEAR         YEAR        PERIOD
                                                   SEPT. 30,      ENDED       ENDED       ENDED        ENDED        ENDED
                                                     2005       MARCH 31 ,   MARCH 31,  MARCH 31,    MARCH 31,    MARCH 31,
Selected per share data                           (UNAUDITED)      2005        2004       2003         2002        2001(3)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     13.44   $    12.66  $     8.93  $   11.74    $   10.97    $   10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.11         0.16        0.12       0.11         0.04         0.06
Net realized and unrealized gains (losses)               0.17         0.76        3.74      (2.81)        0.82         0.95
    Total Income (Loss) from Investment
       Operations                                        0.28         0.92        3.86      (2.70)        0.86         1.01
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
    From net investment income                              -        (0.14)      (0.13)     (0.11)       (0.07)       (0.04)
    From net realized gains                                 -            -           -          -        (0.02)           -
       Total Distributions Paid                             -        (0.14)      (0.13)     (0.11)       (0.09)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.72   $    13.44  $    12.66  $    8.93    $   11.74    $   10.97
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         2.08%        7.31%      43.33%    (23.05)%       7.85%       10.14%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $ 1,221,818   $1,175,150  $  867,370  $ 428,735    $ 268,693    $  63,984
Ratio to average net assets of: (2)
    Expenses, net of waivers and reimbursements          1.10%        1.10%       1.10%      1.10%        1.10%        1.10%
    Expenses, before waivers and reimbursements          1.30%        1.24%       1.24%      1.27%        1.34%        2.48%
    Net investment income, net of waivers and
       reimbursements                                    1.60%        1.39%       1.30%      1.53%        1.26%        1.76%
    Net investment income, before waivers and
       reimbursements                                    1.40%        1.25%       1.16%      1.36%        1.02%        0.38%
Portfolio Turnover Rate                                 16.87%       22.30%      15.08%     25.04%       19.22%       52.59%
---------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on August 3, 2000.

See Notes to the Financial Statements.

EQUITY FUNDS   14   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                          MID CAP GROWTH FUND
                                               SIX MONTHS
                                                 ENDED         YEAR       YEAR        YEAR          YEAR        YEAR
                                                SEPT. 30,     ENDED       ENDED       ENDED         ENDED       ENDED
                                                 2005        MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,   MARCH 31,
Selected per share data                        (UNAUDITED)     2005        2004         2003         2002       2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     12.91   $   12.47   $    9.07   $   11.65     $   11.08   $   24.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                  (0.04)      (0.10)      (0.06)      (0.09)        (0.06)          -
Net realized and unrealized gains (losses)            1.07        0.54        3.46       (2.49)         0.63      (10.48)
   Total Income (Loss) from Investment
      Operations                                      1.03        0.44        3.40       (2.58)         0.57      (10.48)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net realized gains                               -           -           -           -             -       (2.77)
      Total Distributions Paid                           -           -           -           -             -       (2.77)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     13.94   $   12.91   $   12.47   $    9.07     $   11.65   $   11.08
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                      7.98%       3.53%      37.49%     (22.15)%        5.14%     (45.42)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $   307,397   $ 311,668   $ 365,064   $ 224,930     $ 330,005   $ 368,467
Ratio to average net assets of: (2)

   Expenses, net of waivers and reimbursements        1.00%       1.00%       1.00%       1.01%(3)      1.00%       1.00%
   Expenses, before waivers and
      reimbursements                                  1.26%       1.26%       1.26%       1.29%         1.32%       1.29%
   Net investment loss, net of waivers and
      reimbursements                                 (0.52)%     (0.59)%     (0.64)%     (0.71)%       (0.50)%     (0.66)%
   Net investment loss, before waivers and
      reimbursements                                 (0.78)%     (0.85)%     (0.90)%     (0.99)%       (0.82)%     (0.95)%
Portfolio Turnover Rate                              55.08%     106.13%     228.75%     161.58%       220.46%     342.05%
------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.00%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   15   EQUITY FUNDS

EQUITY FUNDS

                                                                MID CAP INDEX FUND
                                                             SIX MONTHS
                                                                ENDED      PERIOD
                                                              SEPT. 30,     ENDED
                                                                2005      MARCH 31,
Selected per share data                                      (UNAUDITED)  2005 (3)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    9.94   $      10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.05           0.02
Net realized and unrealized gains (losses)                        0.87          (0.08)
   Total Income (Loss) from Investment Operations                 0.92          (0.06)
-------------------------------------------------------------------------------------

Net Asset Value, End of Period                               $   10.86   $       9.94
-------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                  9.15%         (0.50)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                      $ 213,600   $    102,086
Ratio to average net assets of: (2)
   Expenses, net of reimbursements                                0.30%          0.30%
   Expenses, before reimbursements                                0.69%          0.63%
   Net investment income, net of reimbursements                   1.02%          9.14%(4)
   Net investment income, before reimbursements                   0.63%          8.81%(4)
Portfolio Turnover Rate                                          11.27%          0.00%
-------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3)   Commenced investment operations on March 22, 2005.

(4) As the Fund commenced investment operations on March 22, 2005, annualized investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY FUNDS   16   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                          SELECT EQUITY FUND
                                               SIX MONTHS
                                                 ENDED         YEAR       YEAR         YEAR          YEAR        YEAR
                                                SEPT. 30,     ENDED       ENDED       ENDED         ENDED       ENDED
                                                 2005        MARCH 31,   MARCH 31,   MARCH 31,     MARCH 31,   MARCH 31,
Selected per share data                        (UNAUDITED)     2005       2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     18.11   $   17.86   $   14.84   $   19.52     $   20.08   $   35.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.02        0.07       (0.03)          -         (0.03)          -
Net realized and unrealized gains (losses)            1.33        0.25        3.05       (4.68)        (0.50)     (11.83)
  Total Income (Loss) from Investment
      Operations                                      1.35        0.32        3.02       (4.68)        (0.53)     (11.83)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                             -       (0.07)          -           -             -          -
  From net realized gains                                -           -           -           -         (0.03)      (3.96)
      Total Distributions Paid                           -       (0.07)          -           -         (0.03)      (3.96)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     19.46   $   18.11   $   17.86   $   14.84     $   19.52   $   20.08
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                      7.45%       1.76%      20.35%     (24.02)%       (2.57)%    (35.32)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $   272,252   $ 307,334   $ 425,965   $ 394,283     $ 428,848   $ 415,012
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         1.00%       1.00%       1.00%       1.00%         1.00%       1.00%
  Expenses, before waivers and reimbursements         1.34%       1.42%       1.32%       1.40%         1.54%       1.49%
  Net investment income (loss), net of waivers
     and reimbursements                               0.16%       0.39%      (0.15)%     (0.06)%       (0.17)%     (0.15)%
  Net investment loss, before waivers and
     reimbursements                                  (0.18)%     (0.03)%     (0.47)%     (0.46)%       (0.71)%     (0.64)%
Portfolio Turnover Rate                              71.47%     206.70%     200.55%     187.80%       151.19%     259.07%
------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   17   EQUITY FUNDS

EQUITY FUNDS

                                                                         SMALL CAP GROWTH FUND
                                               SIX MONTHS
                                                 ENDED         YEAR         YEAR         YEAR        YEAR        YEAR
                                                SEPT. 30,     ENDED         ENDED       ENDED       ENDED       ENDED
                                                 2005        MARCH 31,     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
Selected per share data                        (UNAUDITED)     2005          2004         2003       2002       2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     10.32   $    9.79     $    6.74   $   9.58    $    9.34   $   19.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                  (0.08)      (0.26)        (0.08)     (0.12)       (0.10)          -
Net realized and unrealized gains (losses)            0.71        0.79          3.13      (2.72)        0.34       (7.58)
   Total Income (Loss) from Investment
      Operations                                      0.63        0.53          3.05      (2.84)        0.24       (7.58)
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net realized gains                               -           -             -          -            -       (2.29)
      Total Distributions Paid                           -           -             -          -            -       (2.29)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $     10.95   $   10.32     $    9.79   $   6.74    $    9.58   $    9.34
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                      6.10%       5.41%        45.25%    (29.65)%       2.57%     (41.38)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period        $    64,940   $  74,082     $ 178,801   $121,679    $ 223,743   $ 255,676
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements        1.25%       1.26%(3)      1.25%      1.25%        1.25%       1.25%
   Expenses, before waivers and reimbursements        1.53%       1.49%         1.44%      1.48%        1.52%       1.51%
   Net investment loss, net of waivers and
      reimbursements                                 (0.87)%     (0.88)%       (0.87)%    (0.92)%      (1.00)%     (0.92)%
   Net investment loss, before waivers and
      reimbursements                                 (1.15)%     (1.11)%       (1.06)%    (1.15)%      (1.27)%     (1.18)%
Portfolio Turnover Rate                              46.33%     145.26%       291.99%    310.96%      379.64%     419.38%
------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS   18   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           SMALL CAP INDEX FUND
                                                SIX MONTHS
                                                   ENDED       YEAR        YEAR         YEAR         YEAR         YEAR
                                                 SEPT. 30,     ENDED      ENDED         ENDED        ENDED        ENDED
                                                    2005      MARCH 31,  MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
Selected per share data                         (UNAUDITED)     2005       2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $    9.71    $    9.30    $   5.75    $    8.00    $    7.13    $   12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                0.04         0.06        0.04         0.06         0.04         0.09
Net realized and unrealized gains (losses)           0.85         0.38        3.55        (2.25)        0.87        (1.98)
   Total Income (Loss) from Investment
      Operations                                     0.89         0.44        3.59        (2.19)        0.91        (1.89)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                           -        (0.03)      (0.04)       (0.05)       (0.03)       (0.10)
   From net realized gains                              -            -           -        (0.01)       (0.01)       (3.03)
      Total Distributions Paid                          -        (0.03)      (0.04)       (0.06)       (0.04)       (3.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $   10.60    $    9.71    $   9.30    $    5.75    $    8.00    $    7.13
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                     9.17%        4.74%      62.44%      (27.49)%      12.97%      (15.07)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 411,992    $ 358,525    $345,538    $ 173,886    $ 316,125    $  83,418
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements       0.35%        0.62%       0.65%        0.65%        0.65%        0.65%
   Expenses, before waivers and reimbursements       0.51%        0.89%       1.02%        1.10%        1.37%        1.27%
   Net investment income, net of waivers and
      reimbursements                                 0.94%        0.66%       0.58%        0.79%        0.83%        0.95%
   Net investment income, before waivers and
      reimbursements                                 0.78%        0.39%       0.21%        0.34%        0.11%        0.33%
Portfolio Turnover Rate                             19.57%       31.27%      26.94%       51.12%       27.68%       65.16%
-------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   19   EQUITY FUNDS

EQUITY FUNDS

                                                                             SMALL CAP VALUE FUND
                                                 SIX MONTHS
                                                    ENDED        YEAR         YEAR          YEAR         YEAR         YEAR
                                                  SEPT. 30,      ENDED        ENDED         ENDED        ENDED       ENDED
                                                    2005       MARCH 31,     MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
Selected per share data                          (UNAUDITED)     2005         2004          2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     15.15   $   14.23    $     9.00    $   11.41    $    9.63    $   14.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                   0.06        0.10          0.10         0.12         0.05         0.05
Net realized and unrealized gains (losses)              1.26        1.76          5.23        (2.49)        2.25        (0.32)
   Total Income (Loss) from Investment
      Operations                                        1.32        1.86          5.33        (2.37)        2.30        (0.27)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                              -       (0.14)        (0.10)       (0.04)       (0.01)       (0.06)
   From net realized gains                                 -       (0.80)            -            -        (0.51)       (4.66)
      Total Distributions Paid                             -       (0.94)        (0.10)       (0.04)       (0.52)       (4.72)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $     16.47   $   15.15    $    14.23    $    9.00    $   11.41    $    9.63
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                        8.71%      13.11%        59.34%      (20.76)%      24.61%       (0.74)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $   502,858   $ 482,494    $  396,966    $ 235,801    $ 287,918    $ 178,097
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements          1.00%       1.00%         1.00%        1.00%        1.00%        1.00%
   Expenses, before waivers and reimbursements          1.26%       1.28%         1.27%        1.40%        1.57%        1.52%
   Net investment income, net of waivers and
      reimbursements                                    0.74%       0.79%         0.91%        1.18%        0.56%        0.38%
   Net investment income (loss), before waivers
      and reimbursements                                0.48%       0.51%         0.64%        0.78%       (0.01)%      (0.14)%
Portfolio Turnover Rate                                18.28%      23.07%        50.46%       69.44%       76.63%       76.89%
-----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS   20   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 STOCK INDEX FUND
                                                SIX MONTHS
                                                   ENDED          YEAR          YEAR         YEAR           YEAR           YEAR
                                                 SEPT. 30,        ENDED         ENDED        ENDED          ENDED          ENDED
                                                   2005         MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
Selected per share data                         (UNAUDITED)       2005          2004          2003           2002          2001
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     14.57    $     13.93    $   10.49    $     14.20    $     14.40    $   20.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                  0.12           0.22         0.15           0.14           0.13         0.13
Net realized and unrealized gains (losses)             0.60           0.64         3.44          (3.71)         (0.19)       (4.42)
   Total Income (Loss) from Investment
      Operations                                       0.72           0.86         3.59          (3.57)         (0.06)       (4.29)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.12)         (0.22)       (0.15)         (0.14)         (0.13)       (0.13)
   From net realized gains                                -              -            -              -          (0.01)       (1.27)
      Total Distributions Paid                        (0.12)         (0.22)       (0.15)         (0.14)         (0.14)       (1.40)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     15.17    $     14.57    $   13.93    $     10.49    $     14.20    $   14.40
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                       4.94%          6.20%       34.33%        (25.22)%        (0.35)%     (21.93)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $   444,580    $   391,752    $ 392,327    $   305,859    $   494,675    $ 441,784
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements         0.25%          0.52%        0.55%          0.55%          0.55%        0.55%
   Expenses, before waivers and reimbursements         0.50%          0.79%        0.82%          0.86%          0.91%        0.90%
   Net investment income, net of waivers and
      reimbursements                                   1.57%          1.56%        1.18%          1.19%          0.89%        0.74%
   Net investment income, before waivers and
      reimbursements                                   1.32%          1.29%        0.91%          0.88%          0.53%        0.39%
Portfolio Turnover Rate                                2.63%          4.22%        5.33%          6.82%          3.32%       11.15%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   21   EQUITY FUNDS

EQUITY FUNDS

                                                                                  TECHNOLOGY FUND
                                                SIX MONTHS
                                                   ENDED         YEAR           YEAR         YEAR           YEAR           YEAR
                                                 SEPT. 30,       ENDED          ENDED        ENDED          ENDED          ENDED
                                                    2005        MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
Selected per share data                         (UNAUDITED)       2005          2004          2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     10.48    $    11.52    $    7.39    $     11.46    $     13.02    $    65.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                   (0.05)        (0.14)       (0.11)         (0.11)         (0.14)            -
Net realized and unrealized gains (losses)             0.95         (0.90)        4.24          (3.96)         (1.42)       (40.28)
   Total Income (Loss) from Investment
      Operations                                       0.90         (1.04)        4.13          (4.07)         (1.56)       (40.28)
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net realized gains                                -             -            -              -              -        (12.51)
      Total Distributions Paid                            -             -            -              -              -        (12.51)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $     11.38    $    10.48    $   11.52    $      7.39    $     11.46    $    13.02
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                       8.59%        (9.03)%      55.89%        (35.57)%       (11.90)%      (66.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $   235,103    $  255,160    $ 400,847    $   277,679    $   533,694    $  771,439
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements         1.25%         1.25%        1.25%          1.25%          1.25%         1.25%
   Expenses, before waivers and reimbursements         1.48%         1.48%        1.47%          1.53%          1.54%         1.51%
   Net investment loss, net of waivers and
      reimbursements                                  (0.55)%       (0.69)%      (0.92)%        (0.90)%        (0.96)%       (0.74)%
   Net investment loss, before waivers and
      reimbursements                                  (0.78)%       (0.92)%      (1.14)%        (1.18)%        (1.25)%       (1.00)%
Portfolio Turnover Rate                                9.47%        29.78%       60.58%         61.72%         76.15%       180.30%
----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY FUNDS   22   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                            SEPTEMBER 30,2005 (UNAUDITED)
GROWTH EQUITY FUND

                                                   NUMBER       VALUE
                                                  OF SHARES    (000S)
COMMON STOCKS - 99.4%

AEROSPACE/DEFENSE - 1.8%
   United Technologies Corp.                        258,600   $  13,406
-----------------------------------------------------------------------
APPAREL - 0.9%
   NIKE, Inc., Class B                               81,825       6,683
-----------------------------------------------------------------------
BANKS - 1.6%
   Bank of America Corp.                            291,475      12,271
-----------------------------------------------------------------------
BEVERAGES - 2.3%
   PepsiCo, Inc.                                    297,500      16,871
-----------------------------------------------------------------------
BIOTECHNOLOGY - 3.2%
   Amgen, Inc. *                                    254,550      20,280
   Biogen Idec, Inc. *                               90,350       3,567
-----------------------------------------------------------------------
                                                                 23,847
-----------------------------------------------------------------------
CHEMICALS - 2.6%
   du Pont (E.I.) de Nemours & Co.                  236,675       9,271
   Praxair, Inc.                                    218,050      10,451
-----------------------------------------------------------------------
                                                                 19,722
-----------------------------------------------------------------------
COMMERCIAL SERVICES - 1.0%
   Accenture Ltd., Class A                          278,925       7,101
-----------------------------------------------------------------------
COMPUTERS - 2.6%
   Dell, Inc. *                                     181,925       6,222
   EMC Corp. of Massachusetts *                   1,035,150      13,395
-----------------------------------------------------------------------
                                                                 19,617
-----------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.7%
   Procter & Gamble Co.                             206,925      12,304
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
   American Express Co.                             202,500      11,632
   Citigroup, Inc.                                  333,600      15,185
   Franklin Resources, Inc.                         120,625      10,128
   Goldman Sachs Group, Inc.                        116,375      14,149
   Lehman Brothers Holdings, Inc.                    85,525       9,962
-----------------------------------------------------------------------
                                                                 61,056
-----------------------------------------------------------------------
ELECTRIC - 2.7%
   Dominion Resources, Inc. of Virginia             136,150      11,728
   Exelon Corp.                                     160,325       8,568
-----------------------------------------------------------------------
                                                                 20,296
-----------------------------------------------------------------------
ELECTRONICS - 1.5%
   Flextronics International Ltd. *                 855,800      10,997
-----------------------------------------------------------------------
FOOD - 0.9%
   Sysco Corp.                                      222,825       6,990
-----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.7%
   Alcon, Inc.                                       89,800      11,484
   Medtronic, Inc.                                   80,900       4,338
   St. Jude Medical, Inc. *                         105,750       4,949
   Zimmer Holdings, Inc. *                           92,600       6,379
-----------------------------------------------------------------------
                                                                 27,150
-----------------------------------------------------------------------
HEALTHCARE - SERVICES - 2.3%
   Aetna, Inc.                                      101,875       8,775
   UnitedHealth Group, Inc.                         148,550       8,349
-----------------------------------------------------------------------
                                                                 17,124
-----------------------------------------------------------------------
INSURANCE - 7.0%
   AMBAC Financial Group, Inc.                      120,650       8,694
   American International Group, Inc.               172,950      10,716
   Everest Re Group Ltd.                             99,775       9,768
   Hartford Financial Services Group, Inc.          144,975      11,188
   Prudential Financial, Inc.                       174,825      11,811
-----------------------------------------------------------------------
                                                                 52,177
-----------------------------------------------------------------------
INTERNET - 2.7%
   eBay, Inc. *                                     129,100       5,319
   Symantec Corp. *                                 427,250       9,681
   Yahoo!, Inc. *                                   146,275       4,950
-----------------------------------------------------------------------
                                                                 19,950
-----------------------------------------------------------------------
LEISURE TIME - 0.7%
   Harley-Davidson, Inc.                            113,625       5,504
-----------------------------------------------------------------------
LODGING - 3.1%
   Harrah's Entertainment, Inc.                     111,700       7,282
   Marriott International, Inc., Class A            107,325       6,761
   MGM Mirage *                                     197,425       8,641
-----------------------------------------------------------------------
                                                                 22,684
-----------------------------------------------------------------------
MEDIA - 0.7%
   Disney (Walt) Co.                                200,375       4,835
-----------------------------------------------------------------------
MINING - 0.5%
   Alcoa, Inc.                                      137,000       3,346
-----------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.4%
   Eaton Corp.                                      171,325      10,888
   General Electric Co.                           1,002,125      33,741
   Tyco International Ltd.                          368,100      10,252
-----------------------------------------------------------------------
                                                                 54,881
-----------------------------------------------------------------------
OIL & GAS - 10.6%
   BP PLC ADR                                       138,425       9,807
   Burlington Resources, Inc.                       148,050      12,039
   EnCana Corp.                                     220,300      12,846
   EOG Resources, Inc.                              164,175      12,297
   Exxon Mobil Corp.                                396,875      25,217

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   23   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
GROWTH EQUITY FUND (Continued)

                                                   NUMBER       VALUE
                                                  OF SHARES    (000S)
COMMON STOCKS - 99.4% - CONTINUED

OIL & GAS - 10.6% - (CONTINUED)
   GlobalSantaFe Corp.                             143,265    $  6,536
----------------------------------------------------------------------
                                                                78,742
----------------------------------------------------------------------
OIL & GAS SERVICES - 3.9%
   BJ Services Co.                                 329,650      11,864
   Halliburton Co.                                 120,617       8,265
   Smith International, Inc.                       262,950       8,759
----------------------------------------------------------------------
                                                                28,888
----------------------------------------------------------------------
PHARMACEUTICALS - 5.3%
   Merck & Co., Inc.                               207,600       5,649
   Pfizer, Inc.                                    511,225      12,765
   Sepracor, Inc. *                                 63,825       3,765
   Teva Pharmaceutical Industries Ltd. ADR         288,675       9,647
   Wyeth                                           161,375       7,467
----------------------------------------------------------------------
                                                                39,293
----------------------------------------------------------------------
RETAIL - 6.6%
   CVS Corp.                                       320,775       9,306
   Lowe's Cos., Inc.                               103,950       6,694
   Staples, Inc.                                   336,350       7,171
   Starbucks Corp. *                               106,150       5,318
   Wal-Mart Stores, Inc.                           309,725      13,572
   Walgreen Co.                                    161,475       7,016
----------------------------------------------------------------------
                                                                49,077
----------------------------------------------------------------------
SEMICONDUCTORS - 3.0%
   Intel Corp.                                     446,550      11,007
   Kla-Tencor Corp.                                 84,425       4,117
   Linear Technology Corp.                         191,350       7,193
----------------------------------------------------------------------
                                                                22,317
----------------------------------------------------------------------
SOFTWARE - 3.5%
   Cognos, Inc. *                                  194,350       7,566
   Microsoft Corp.                                 728,200      18,737
----------------------------------------------------------------------
                                                                26,303
----------------------------------------------------------------------
TELECOMMUNICATIONS - 5.2%
   Cisco Systems, Inc. *                           895,675      16,059
   Motorola, Inc.                                  381,900       8,436
   Vodafone Group PLC ADR                          534,250      13,875
----------------------------------------------------------------------
                                                                38,370
----------------------------------------------------------------------
TRANSPORTATION - 2.2%
   Expeditors International Washington, Inc.       103,400       5,871
   United Parcel Service, Inc., Class B            155,550      10,753
----------------------------------------------------------------------
                                                                16,624
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
(COST $669,881)                                                738,426

                                                  PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
SHORT-TERM INVESTMENT - 0. 6%
   Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                               $   4,463       4,463
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------
(COST $4,463)                                                     4,463
-----------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0%
-----------------------------------------------------------------------
(COST $674,344)                                                 742,889
   Liabilities less Other Assets - 0.0%                            (282)
-----------------------------------------------------------------------
NET ASSETS - 100.0%                                           $ 742,607

*     Non-Income Producing Security

At September 30, 2005, the industry sectors for the Growth Equity Fund were:

                                                  % OF LONG-TERM
INDUSTRY SECTOR                                     INVESTMENTS
Consumer Discretionary                                   8.7%
Consumer Staples                                         9.0
Energy                                                  14.6
Financials                                              16.9
Health Care                                             14.6
Industrials                                             11.5
Information Technology                                  16.9
Materials                                                3.1
Telecommunication Services                               1.9
Utilities                                                2.8
------------------------------------------------------------
Total                                                  100.0%

See Notes to the Financial Statements.

EQUITY FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

                                                    NUMBER    VALUE
                                                  OF SHARES   (000S)
COMMON STOCKS - 98.2%

ADVERTISING - 1.4%
   Getty Images, Inc. *                             1,200     $  103
--------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.2%
   L-3 Communications Holdings, Inc.                2,050        162
--------------------------------------------------------------------
APPAREL - 3.2%
   Coach, Inc. *                                    4,100        129
   NIKE, Inc., Class B                              1,300        106
--------------------------------------------------------------------
                                                                 235
--------------------------------------------------------------------
BANKS - 0.5%
   PrivateBancorp, Inc.                             1,000         34
--------------------------------------------------------------------
CHEMICALS - 1.5%
   du Pont (E.I.) de Nemours & Co.                  2,750        108
--------------------------------------------------------------------
COMMERCIAL SERVICES - 7.4%
   Alliance Data Systems Corp. *                    2,425         95
   Bright Horizons Family Solutions, Inc. *         3,000        115
   ChoicePoint, Inc. *                              2,150         93
   Corporate Executive Board Co.                    1,400        109
   Labor Ready, Inc. *                              4,850        125
--------------------------------------------------------------------
                                                                 537
--------------------------------------------------------------------
COMPUTERS - 0.9%
   Manhattan Associates, Inc. *                     2,800         65
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
   Calamos Asset Management, Inc., Class A          3,100         77
--------------------------------------------------------------------
ELECTRONICS - 2.5%
   Flextronics International Ltd. *                 8,025        103
   Flir Systems, Inc. *                             2,600         77
--------------------------------------------------------------------
                                                                 180
--------------------------------------------------------------------
FOOD - 1.3%
   United Natural Foods, Inc. *                     2,625         93
--------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 14.7%
   Alcon, Inc.                                        800        102
   American Medical Systems Holdings, Inc. *        4,650         94
   Gen-Probe, Inc. *                                2,250        111
   IDEXX Laboratories, Inc. *                       2,050        137
   Lifeline Systems, Inc. *                         2,100         70
   Medtronic, Inc.                                  3,800        204
   Patterson Cos., Inc. *                           2,200         88
   Respironics, Inc. *                              2,900        122
   Sybron Dental Specialties, Inc. *                3,400        142
--------------------------------------------------------------------
                                                               1,070
--------------------------------------------------------------------
HEALTHCARE - SERVICES - 4.1%
   Pediatrix Medical Group, Inc. *                  1,400        107
   Psychiatric Solutions, Inc. *                    1,950        106
   Sierra Health Services *                         1,200         83
--------------------------------------------------------------------
                                                                 296
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   Fortune Brands, Inc.                               850         69
--------------------------------------------------------------------
INSURANCE - 1.7%
   American International Group, Inc.               2,000        124
--------------------------------------------------------------------
INTERNET - 4.0%
   eBay, Inc. *                                     2,625        108
   Google, Inc., Class A *                            200         63
   Symantec Corp. *                                 5,225        119
--------------------------------------------------------------------
                                                                 290
--------------------------------------------------------------------
LEISURE TIME - 1.2%
   Life Time Fitness, Inc. *                        2,600         86
--------------------------------------------------------------------
LODGING - 1.6%
   Marriott International, Inc., Class A            1,900        120
--------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.4%
   Caterpillar, Inc.                                3,000        176
--------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.1%
   Rockwell Automation, Inc.                        1,125         59
   Zebra Technologies Corp., Class A *              2,425         95
--------------------------------------------------------------------
                                                                 154
--------------------------------------------------------------------
MINING - 1.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B    1,875         91
--------------------------------------------------------------------
OIL & GAS - 3.9%
   Apache Corp.                                     1,800        136
   InterOil Corp. *                                 1,600         37
   Rowan Cos., Inc.                                 3,100        110
--------------------------------------------------------------------
                                                                 283
--------------------------------------------------------------------
OIL & GAS SERVICES - 6.4%
   BJ Services Co.                                  2,050         74
   Cal Dive International, Inc. *                   1,800        114
   Smith International, Inc.                        4,850        162
   Veritas DGC, Inc. *                              3,175        116
--------------------------------------------------------------------
                                                                 466
--------------------------------------------------------------------
PHARMACEUTICALS - 3.3%
   Gilead Sciences, Inc. *                          2,800        136
   Teva Pharmaceutical Industries Ltd. ADR          3,100        104
--------------------------------------------------------------------
                                                                 240
--------------------------------------------------------------------
REITS - 1.0%
   Centerpoint Properties Trust                     1,700         76
--------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   25   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
GROWTH OPPORTUNITIES FUND (continued)

                                                   NUMBER     VALUE
                                                  OF SHARES   (000S)
COMMON STOCKS - 98.2% - CONTINUED

RESTAURANTS - 1.4%
   McDonald's Corp.                                 3,175     $  106
--------------------------------------------------------------------
RETAIL - 4.8%
   BJ's Wholesale Club, Inc. *                      2,700         75
   Dick's Sporting Goods, Inc. *                    3,375        101
   Staples, Inc.                                    5,100        109
   Talbots, Inc.                                    2,200         66
--------------------------------------------------------------------
                                                                 351
--------------------------------------------------------------------
SEMICONDUCTORS - 2.8%
   ATI Technologies, Inc. *                         4,900         68
   National Semiconductor Corp.                     5,100        134
--------------------------------------------------------------------
                                                                 202
--------------------------------------------------------------------
SOFTWARE - 9.1%
   Ansys, Inc. *                                    3,725        143
   Autodesk, Inc.                                   2,500        116
   Certegy, Inc.                                    2,500        100
   Cognos, Inc. *                                   2,900        113
   Global Payments, Inc.                            1,300        101
   THQ, Inc. *                                      4,200         90
--------------------------------------------------------------------
                                                                 663
--------------------------------------------------------------------
TELECOMMUNICATIONS - 5.8%
   Cisco Systems, Inc. *                            7,800        140
   Nextel Partners, Inc., Class A *                 3,900         98
   Plantronics, Inc.                                1,056         32
   QUALCOMM, Inc.                                   3,350        150
--------------------------------------------------------------------
                                                                 420
--------------------------------------------------------------------
TRANSPORTATION - 3.8%
   Hunt (J.B.) Transport Services, Inc.             5,400        103
   United Parcel Service, Inc., Class B             2,575        178
--------------------------------------------------------------------
                                                                 281
--------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------
(COST $5,850)                                                  7,158

                                                  PRINCIPAL
                                                    AMOUNT    VALUE
                                                   (000S)     (000S)
SHORT-TERM INVESTMENTS - 1. 9%
   Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                               $      92   $   92
   U.S. Treasury Bill,
     3.27%, 12/1/05                                      50       50
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------
(COST $142)                                                      142

--------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
--------------------------------------------------------------------
(COST $5,992)                                                  7,300
   Liabilities less Other Assets - (0.1)%                         (9)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                           $7,291

*     Non-Income Producing Security

At September 30, 2005, the industry sectors for the Growth Opportunites Fund were:

                                                  % OF LONG-TERM
INDUSTRY SECTOR                                     INVESTMENTS
Consumer Discretionary                                  17.0%
Consumer Staples                                         2.4
Energy                                                  10.5
Financials                                               4.3
Health Care                                             22.4
Industrials                                             14.0
Information Technology                                  25.2
Materials                                                2.8
Telecommunication Services                               1.4
----------------------------------------------------------------
Total                                                  100.0%

See Notes to the Financial Statements.

EQUITY FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
INCOME EQUITY FUND

                                                   NUMBER      VALUE
                                                  OF SHARES    (000S)
COMMON STOCKS - 44.3%

AGRICULTURE - 2.5%
   Altria Group, Inc.                               60,000    $  4,423
   UST, Inc.                                       105,000       4,395
----------------------------------------------------------------------
                                                                 8,818
----------------------------------------------------------------------
BEVERAGES - 2.4%
   Anheuser-Busch Cos., Inc.                        65,000       2,797
   Coca-Cola (The) Co.                             125,000       5,399
----------------------------------------------------------------------
                                                                 8,196
----------------------------------------------------------------------
COMMERCIAL SERVICES - 3.9%
   Coinmach Service Corp.                          403,000       5,618
   H&R Block, Inc.                                 180,000       4,316
   Macquarie Infastructure                         120,000       3,384
----------------------------------------------------------------------
                                                                13,318
----------------------------------------------------------------------
COMPUTERS - 1.5%
   Hewlett-Packard Co.                             175,000       5,110
----------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.8%
   Colgate-Palmolive Co.                            50,000       2,639
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
   Nuveen Investments, Inc., Class A                50,000       1,970
----------------------------------------------------------------------
ELECTRIC - 1.2%
   Scottish Power PLC ADR                          100,000       4,024
----------------------------------------------------------------------
FOOD - 1.3%
   B&G Foods, Inc.                                 370,000       4,680
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 1.6%
   Johnson & Johnson                                55,000       3,480
   Medtronic, Inc.                                  40,000       2,145
----------------------------------------------------------------------
                                                                 5,625
----------------------------------------------------------------------
HOME BUILDERS - 0.7%
   KB Home                                          10,000         732
   Lennar Corp., Class A                            14,000         837
   MDC Holdings, Inc.                               10,000         789
----------------------------------------------------------------------
                                                                 2,358
----------------------------------------------------------------------
HOME FURNISHINGS - 1.3%
   Whirlpool Corp.                                  60,000       4,546
----------------------------------------------------------------------
HOUSEWARES - 0.5%
   Newell Rubbermaid, Inc.                          70,000       1,586
----------------------------------------------------------------------
INSURANCE - 2.4%
   Old Republic International Corp.                125,000       3,334
   Prudential Financial, Inc.                       73,500       4,965
----------------------------------------------------------------------
                                                                 8,299
----------------------------------------------------------------------
MEDIA - 0.5%
   EchoStar Communications Corp., Class A           60,000       1,774
----------------------------------------------------------------------
OIL & GAS - 9.0%
   Apache Corp.                                     55,300    $  4,160
   BP PLC ADR                                       34,600       2,451
   Burlington Resources, Inc.                       69,200       5,627
   Chevron Corp.                                    23,200       1,502
   ConocoPhillips                                   66,300       4,635
   Devon Energy Corp.                               78,800       5,409
   Marathon Oil Corp.                               55,300       3,812
   Royal Dutch Shell PLC ADR                        52,700       3,459
----------------------------------------------------------------------
                                                                31,055
----------------------------------------------------------------------
PHARMACEUTICALS - 4.5%
   Abbott Laboratories                              90,000       3,816
   Bristol-Myers Squibb Co.                        120,000       2,887
   GlaxoSmithKline PLC ADR                         110,000       5,641
   Omnicare, Inc.                                   60,000       3,374
----------------------------------------------------------------------
                                                                15,718
----------------------------------------------------------------------
RETAIL - 0.5%
   Wal-Mart Stores, Inc.                            40,000       1,753
----------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   New York Community Bancorp, Inc.                100,000       1,640
----------------------------------------------------------------------
SOFTWARE - 0.5%
   Oracle Corp. *                                  150,000       1,859
----------------------------------------------------------------------
TELECOMMUNICATIONS - 8.1%
   China Mobile Hong Kong Ltd. ADR                 165,000       4,066
   Cisco Systems, Inc. *                           200,000       3,586
   PanAmSat Holding Corp.                          275,000       6,655
   Sprint Nextel Corp.                             175,000       4,161
   Valor Communications Group, Inc.                350,000       4,770
   Vodafone Group PLC ADR                          180,000       4,675
----------------------------------------------------------------------
                                                                27,913
----------------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------------
(COST $126,299)                                                152,881

CONVERTIBLE PREFERRED STOCKS - 20.0%

AUTO MANUFACTURERS - 1.5%
   Ford Motor Co. Capital Trust II, 6.50%           70,000       2,552
   General Motors Corp., 6.25%                     130,000       2,567
----------------------------------------------------------------------
                                                                 5,119
----------------------------------------------------------------------
BANKS - 0.8%
   Marshall & Ilsley Corp., 6.50%                  100,000       2,702
----------------------------------------------------------------------
BEVERAGES - 1.7%
   Constellation Brands, Inc., 5.75%               150,000       5,859
----------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   27   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INCOME EQUITY FUND (continued)

                                                   NUMBER      VALUE
                                                  OF SHARES    (000S)
CONVERTIBLE PREFERRED STOCKS - 20.0% - CONTINUED

COMMERCIAL SERVICES - 1.2%
   United Rentals Trust I, 6.50%                    100,000   $  4,100
----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.1%
   Citigroup Funding, Inc., 5.27%                    75,000      2,336
   Lehman Brothers Holdings, Inc., 6.25%            100,000      2,606
   Merrill Lynch & Co, Inc., 6.75%                  150,000      5,663
----------------------------------------------------------------------
                                                                10,605
----------------------------------------------------------------------
ELECTRIC - 1.3%
   NRG Energy, Inc., 4.00% (1)(2)                     3,660      4,469
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.0%
   Allied Waste Industries, Inc., 6.25%               2,200        107
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
   Baxter International, Inc., 7.00%                 50,000      2,850
----------------------------------------------------------------------
INSURANCE - 4.4%
   Chubb Corp., Series A, 7.00%                      40,000      1,308
   Chubb Corp., Series B, 7.00%                      15,000        490
   Conseco, Inc., 5.50%                              50,000      1,337
   Fortis Insurance NV, 7.75% (1)(2)                  2,000      2,235
   Genworth Financial, Inc., 6.00%                   75,000      2,692
   Metlife, Inc., 6.38%                             100,000      2,807
   Travelers Property Casualty  Corp., 4.50%        180,000      4,331
----------------------------------------------------------------------
                                                                15,200
----------------------------------------------------------------------
PHARMACEUTICALS - 2.2%
   Omnicare, Inc., 4.00%                             29,500      2,142
   Schering-Plough Corp., 6.00%                     100,000      5,423
----------------------------------------------------------------------
                                                                 7,565
----------------------------------------------------------------------
RETAIL - 1.0%
   Rite Aid Corp., 5.50%                            150,000      3,356
----------------------------------------------------------------------
SAVINGS & LOANS - 2.0%
   Sovereign Capital Trust II, 4.38%                100,000      4,450
   Washington Mutual Capital Trust, 5.38%            50,000      2,613
----------------------------------------------------------------------
                                                                 7,063
----------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
----------------------------------------------------------------------
(COST $64,492)                                                  68,995

                                                  PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)     (000S)
CONVERTIBLE BONDS - 26.8%

AEROSPACE/DEFENSE - 1.2%
   L-3 Communications Corp., (1) (2)
     3.00%, 8/1/35                                $   4,000      4,105
----------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 2.1%
   Goodyear Tire & Rubber (The) Co., (1)
     4.00%, 6/15/34                               $   5,000   $  7,212
----------------------------------------------------------------------
COMMERCIAL SERVICES - 0.1%
   FTI Consulting, Inc., (1) (2)
     3.75%, 7/15/12                                     250        266
----------------------------------------------------------------------
COMPUTERS - 0.6%
   Mentor Graphics Corp.,
     6.88%, 6/15/07                                   2,000      2,000
----------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.0%
   Allied Waste North America,
     4.25%, 4/15/34                                   4,000      3,540
----------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 2.6%
   Conmed Corp., (1) ( 2)
     2.50%, 11/15/24                                  4,100      3,926
   Medtronic, Inc.,
     1.25%, 9/15/21                                   5,000      5,000
----------------------------------------------------------------------
                                                                 8,926
----------------------------------------------------------------------
HEALTHCARE - SERVICES - 0.8%
   Health Management Associates, Inc., (1)
     1.50%, 8/1/23                                    2,625      2,727
----------------------------------------------------------------------
HOME BUILDERS - 1.5%
   Beazer Homes USA, Inc.,
     4.63%, 6/15/24                                   4,000      5,360
----------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.9%
   Church & Dwight Co., Inc., (1) (2)
     5.25%, 8/15/33                                   5,000      6,606
----------------------------------------------------------------------
INSURANCE - 1.8%
   AON Corp.,
     3.50%, 11/15/12                                  4,000      6,115
----------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
   AGCO Corp.,
     1.75%, 12/31/33                                  6,000      6,352
----------------------------------------------------------------------
MEDIA - 1.3%
   Liberty Media Corp.,
     0.75%, 3/30/23                                   4,000      4,465
----------------------------------------------------------------------
MINING - 2.3%
   AngloGold Holdings PLC, (1) (2)
     2.38%, 2/27/09                                   4,000      3,850
   Freeport-McMoRan Copper & Gold, Inc., (1) (2)
     7.00%, 2/11/11                                   2,500      4,172
----------------------------------------------------------------------
                                                                 8,022
----------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   28    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  PRINCIPAL
                                                   AMOUNT      VALUE
                                                   (000S)      (000S)
CONVERTIBLE BONDS - 26.8% - CONTINUED

MISCELLANEOUS MANUFACTURING - 1.7%
   Eastman Kodak Co.,
     3.38%, 10/15/33 (1)(2)                       $   2,000   $  1,938
     3.38%, 10/15/33                                  4,000      3,875
----------------------------------------------------------------------
                                                                 5,813
----------------------------------------------------------------------
OIL & GAS - 0.7%
   Devon Energy Corp.,
     4.90%, 8/15/08                                   2,000      2,505
----------------------------------------------------------------------
RETAIL - 1.3%
   PEP Boys - Manny, Moe & Jack,
     4.25%, 6/1/07                                    4,500      4,359
----------------------------------------------------------------------
SEMICONDUCTORS - 1.1%
   International Rectifier Corp.,
     4.25%, 7/15/07                                   4,000      3,935
----------------------------------------------------------------------
SOFTWARE - 0.6%
   Sybase, Inc., (1) (2)
     1.75%, 2/22/25                                   2,000      2,158
----------------------------------------------------------------------
TELECOMMUNICATIONS - 2.4%
   CenturyTel, Inc.,
     4.75%, 8/1/32                                    3,000      3,135
   Nextel Communications, Inc.,
     5.25%, 1/15/10                                   5,000      5,056
----------------------------------------------------------------------
                                                                 8,191
----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
----------------------------------------------------------------------
(COST $87,982)                                                  92,657

SHORT-TERM INVESTMENT - 8.8%
   Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                                  30,453     30,453
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
----------------------------------------------------------------------
(COST $30,453)                                                  30,453

----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
----------------------------------------------------------------------
(COST $309,226)                                                344,986
   Other Assets less Liabilities - 0.1%                            316
----------------------------------------------------------------------
NET ASSETS - 100.0%                                          $ 345,302

*     Non-Income Producing Security

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) Restricted security has been deemed illiquid. At September 30, 2005, the value of these restricted illiquid securities amounted to approximately $33,725,000 or 9.8% of net assets. Additional information on each holding is as follows:

                                                                                    ACQUISITION
                                                          ACQUISITION                   COST
SECURITY                                                      DATE                     (000S)
AngloGold Holdings PLC, 2.38%, 2/27/09                        2/04                  $   4,000

Church & Dwight Co., Inc.,
5.25%, 8/15/33                                                8/03                      5,000

Conmed Corp., 2.50%, 11/15/24                              11/04-2/05                   4,152

Eastman Kodak Co., 3.38%, 10/15/33                            10/03                     2,000

Fortis Insurance NV, 7.75%                                    1/05                      2,000

Freeport-McMoRan Copper & Gold,
Inc., 7.00%, 2/11/11                                          2/03                      2,514

FTI Consulting, Inc., 3.75%, 7/15/12                          7/05                        250

L-3 Communications Corp.,
3.00%, 8/1/35                                                 7/05                      4,039

NRG Energy, Inc., 4.00%                                    12/04-3/05                   3,978

Sybase, Inc., 1.75%, 2/22/25                                  2/05                      2,000
---------------------------------------------------------------------------------------------

At September 30, 2005, the industry sectors for the Income Equity Fund were:

                                                  % OF LONG-TERM
INDUSTRY SECTOR                                      INVESTMENTS
Communications                                           4.1%
Consumer Discretionary                                  19.9
Consumer Staples                                         8.1
Energy                                                  10.7
Financials                                              16.2
Health Care                                             14.2
Industrials                                              5.5
Materials                                                1.3
Technology                                               9.1
Telecommunication Services                               8.2
Utilities                                                2.7
TOTAL                                                  100.0%
--------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   29   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND

                                                       NUMBER      VALUE
                                                      OF SHARES    (000S)
COMMON STOCKS - 96.5%

AUSTRALIA - 5.3%
     Alinta Ltd.                                         18,646   $     168
     Alumina Ltd.                                        93,576         436
     Amcor Ltd.                                          72,081         369
     AMP Ltd.                                           143,262         813
     Ansell Ltd.                                          5,525          47
     APN News & Media Ltd.                                5,979          23
     Aristocrat Leisure Ltd.                             24,080         218
     Australia & New Zealand Banking Group Ltd.         135,959       2,488
     Australian Gas Light Co. Ltd.                       36,750         415
     Australian Stock Exchange Ltd.                       7,739         160
     AXA Asia Pacific Holdings Ltd.                      62,255         231
     Babcock & Brown Ltd.                                13,109         212
     BHP Billiton Ltd.                                  265,323       4,501
     Billabong International Ltd.                         5,624          56
     BlueScope Steel Ltd.                                52,669         384
     Boral Ltd.                                          43,631         268
     Brambles Industries Ltd.                            73,905         499
     Caltex Australia Ltd.                                9,828         154
     Centro Properties Group                             61,364         281
     CFS Gandel Retail Trust                            104,191         143
     CFS Gandel Retail Trust - New *                      2,674           4
     Challenger Financial Services Group Ltd.             4,771          15
     Coca-Cola Amatil Ltd.                               39,267         237
     Cochlear Ltd.                                        3,981         119
     Coles Myer Ltd.                                     81,046         634
     Commonwealth Bank of Australia                      92,584       2,711
     Commonwealth Property Office Fund                   75,078          72
     Computershare Ltd.                                  32,697         164
     CSL Ltd.                                            14,435         423
     CSR Ltd.                                            67,379         159
     DB RREEF Trust                                     183,521         192
     DCA Group Ltd.                                      22,435          67
     Downer EDI Ltd.                                     10,179          47
     Foster's Group Ltd.                                155,676         692
     Futuris Corp. Ltd.                                   8,209          13
     GPT Group                                          140,367         417
     Harvey Norman Holdings Ltd.                         42,508          91
     Iluka Resources Ltd.                                 5,463          36
     ING Industrial Fund                                  7,424          13
     Insurance Australia Group Ltd.                     118,599         494
     Investa Property Group                             113,959         182
     John Fairfax Holdings Ltd.                          69,404         241
     Leighton Holdings Ltd.                               6,014          65
     Lend Lease Corp. Ltd.                               27,434         293
     Lion Nathan Ltd.                                    19,674         126
     Macquarie Airports                                  23,656          59
     Macquarie Bank Ltd.                                 17,178         987
     Macquarie Communications Infrastructure Group       26,752         121
     Macquarie Goodman Group                             98,881         320
     Macquarie Infrastructure Group                     174,056         532
     Mayne Group Ltd.                                    50,185         206
     Mirvac Group                                        65,703         202
     Multiplex Group                                     19,763          46
     National Australia Bank Ltd.                       114,378       2,882
     Newcrest Mining Ltd.                                25,111         402
     OneSteel Ltd.                                       12,759          37
     Orica Ltd.                                          20,402         327
     Origin Energy Ltd.                                  60,977         340
     Pacific Brands Ltd.                                 15,776          34
     PaperlinX Ltd.                                      10,058          24
     Patrick Corp. Ltd.                                  49,600         260
     Perpetual Trustees Australia Ltd.                    3,074         159
     Publishing & Broadcasting Ltd.                      10,241         129
     Qantas Airways Ltd.                                 71,558         184
     QBE Insurance Group Ltd.                            56,520         805
     Rinker Group Ltd.                                   69,664         881
     Rio Tinto Ltd.                                      21,748         981
     Santos Ltd.                                         41,520         396
     SFE Corp. Ltd.                                       7,748          74
     Sonic Healthcare Ltd.                               19,099         226
     Stockland - New *                                    2,339          11
     Stockland Trust                                     94,923         446
     Suncorp-Metway Ltd.                                 42,650         641
     TABCORP Holdings Ltd.                               41,397         544
     Telstra Corp. Ltd.                                 159,139         494
     Toll Holdings Ltd.                                  18,867         200
     Transurban Group                                    57,650         316
     UNiTAB Ltd.                                          3,877          39
     Wesfarmers Ltd.                                     28,908         885
     Westfield Group                                    109,671       1,405
     Westpac Banking Corp.                              134,531       2,164
     Woodside Petroleum Ltd.                             35,711         980
     Woolworths Ltd.                                     80,971       1,027
---------------------------------------------------------------------------
                                                                     39,139
---------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                        NUMBER      VALUE
                                                      OF SHARES     (000S)
COMMON STOCKS - 96.5% - CONTINUED
AUSTRIA - 0.4%
   Andritz A.G.                                            660     $   66
   Bank Austria Creditanstalt A.G.                       2,740        306
   Boehler-Uddeholm A.G.                                   740        124
   Erste Bank der Oesterreichischen
     Sparkassen A.G.                                     9,930        531
   Flughafen Wien A.G.                                     230         15
   IMMOFINANZ Immobilien Anlagen A.G. *                 23,763        230
   Mayr-Melnhof Karton A.G.                                220         32
   Meinl European Land Ltd. *                            5,800        103
   Oesterreichische Elektrizitatswirts A.G.
     (Verbund), Class A                                    560        197
   OMV A.G.                                             12,640        751
   RHI A.G. *                                              400         12
   Telekom Austria A.G.                                 27,300        543
   Voest-Alpine A.G.                                     1,560        137
   Wienerberger A.G.                                     4,810        190
-------------------------------------------------------------------------
                                                                    3,237
-------------------------------------------------------------------------
BELGIUM - 1.2%
   AGFA-Gevaert N.V.                                     6,773        163
   Barco N.V.                                              407         31
   Bekaert N.V.                                          1,088         89
   Belgacom S.A.                                        12,609        428
   Cofinimmo                                               243         38
   Colruyt S.A.                                          1,155        150
   Compagnie Maritime Belge S.A.                           375         13
   D'ieteren S.A.                                          107         26
   Delhaize Group                                        5,258        311
   Dexia                                                40,100        903
   Electrabel S.A.                                       2,058      1,032
   Euronav N.V.                                            766         25
   Fortis                                               86,697      2,515
   Groupe Bruxelles Lambert S.A.                         4,880        477
   InBev N.V.                                           13,914        550
   KBC Groep N.V.                                       13,721      1,112
   Mobistar S.A.                                         2,063        170
   Omega Pharma S.A.                                     1,549         87
   Solvay S.A., Class A                                  4,833        562
   UCB S.A.                                              6,856        362
   Umicore                                               1,800        196
-------------------------------------------------------------------------
                                                                    9,240
-------------------------------------------------------------------------
BERMUDA - 0.0%
   Frontline Ltd.                                        3,750        166
-------------------------------------------------------------------------
DENMARK - 0.8%
   A.P. Moller - Maersk A/S                                 91        929
   Bang & Olufsen A/S, Class B                             496         43
   Carlsberg A/S, Class B                                2,300        134
   Coloplast A/S, Class B                                2,114        129
   D/S Torm A/S                                            550         32
   Danisco A/S                                           3,858        260
   Danske Bank A/S                                      32,989      1,010
   DSV A/S                                               1,713        182
   East Asiatic Co. Ltd. A/S                             1,394        103
   FLSmidth & Co. A/S, Class B                             576         16
   GN Store Nord                                        16,470        218
   H. Lundbeck A/S                                       4,702        119
   Kobenhavns Lufthavne                                    155         39
   NKT Holding A/S                                       1,440         61
   Novo-Nordisk A/S, Class B                            18,015        891
   Novozymes A/S, Class B                                3,884        200
   TDC A/S                                              15,067        811
   Topdanmark A/S *                                      1,571        125
   Vestas Wind Systems A/S *                            12,761        308
   William Demant Holding *                              1,623         76
-------------------------------------------------------------------------
                                                                    5,686
-------------------------------------------------------------------------
FINLAND - 1.4%
   Amer Sports OYJ                                       3,700         71
   Cargotec Corp., Class B *                             1,720         52
   Elisa OYJ, Class A                                   11,950        207
   Fortum OYJ                                           33,400        670
   KCI Konecranes OYJ                                      250         12
   Kesko OYJ, Class B                                    4,700        130
   Kone OYJ, Class B *                                   2,820        192
   Metso OYJ                                             8,700        221
   Neste Oil OYJ *                                      10,050        372
   Nokia OYJ                                           326,800      5,476
   Nokian Renkaat OYJ                                    7,070        168
   Orion OYJ, Class B                                    5,700        127
   Outokumpu OYJ                                         7,200         96
   Pohjola Group PLC, Class D                            2,800         45
   Rautaruukki OYJ                                       3,600         81
   Sampo OYJ, Class A                                   29,400        466
   Stora Enso OYJ (Registered)                          45,700        628
   TietoEnator OYJ                                       6,140        206
   UPM-Kymmene OYJ                                      39,700        795
   Uponor OYJ                                            5,500        127

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   31   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                      OF SHARES   (000S)
COMMON STOCKS - 96.5% - CONTINUED

FINLAND - 1.4% - (CONTINUED)
      Wartsila OYJ, Class B                              4,400    $   140
      YIT-Yhtyma OYJ                                     4,700        199
-------------------------------------------------------------------------
                                                                   10,481
-------------------------------------------------------------------------
FRANCE - 8.9%
      Accor S.A.                                        15,082        762
      Air France-KLM                                     8,683        145
      Air Liquide                                        8,178      1,504
      Alcatel S.A. *                                    93,639      1,247
      Alstom RGPT *                                      8,413        399
      Atos Origin S.A. *                                 4,917        348
      Autoroutes du Sud de la France                     4,694        272
      AXA S.A.                                         106,354      2,920
      BNP Paribas                                       58,905      4,479
      Bouygues                                          14,633        680
      Business Objects S.A. *                            3,334        114
      Cap Gemini S.A. *                                  9,952        387
      Carrefour S.A.                                    42,118      1,938
      Casino Guichard Perrachon S.A.                     2,093        148
      Cie de Saint-Gobain                               23,099      1,329
      CNP Assurances                                     2,562        172
      Credit Agricole S.A.                              43,422      1,274
      Dassault Systems S.A.                              4,013        207
      Essilor International S.A.                         7,297        604
      France Telecom S.A.                              125,774      3,610
      Gecina S.A.                                          620         73
      Groupe Danone                                     17,576      1,894
      Hermes International                                 432        102
      Imerys S.A.                                        1,330         99
      Klepierre                                          1,391        140
      L'Oreal S.A.                                      22,182      1,718
      Lafarge S.A.                                      12,921      1,137
      Lagardere S.C.A.                                   9,305        661
      LVMH Moet Hennessy Louis Vuitton S.A.             18,385      1,516
      Michelin Compagnie Generale des
        Establissements, Class B                        11,078        651
      Neopost S.A.                                       2,015        195
      PagesJaunes Groupe S.A.                            7,950        217
      Pernod-Ricard S.A.                                 5,353        945
      Peugeot S.A.                                      11,465        779
      PPR S.A.                                           4,744        498
      Publicis Groupe                                    9,984        318
      Renault S.A.                                      13,961      1,322
      Safran S.A.                                       11,648        251
      Sanofi-Aventis                                    78,064      6,451
      Schneider Electric S.A.                           17,035      1,345
      SCOR                                              35,647         73
      Societe BIC S.A.                                   1,718        102
      Societe des Autoroutes du Nord et de l'Est
        de la France *                                     641         40
      Societe Des Autoroutes Paris-Rhin-Rhone            2,593        174
      Societe Generale                                  25,784      2,943
      Societe Television Francaise 1                     7,258        193
      Sodexho Alliance S.A.                              6,117        231
      Suez S.A.                                         67,058      1,939
      Technip S.A.                                       6,254        370
      Thales S.A.                                        5,528        257
      Thomson                                           19,015        395
      Total S.A.                                        42,248     11,533
      Unibail                                            3,380        491
      Valeo S.A.                                         4,838        201
      Veolia Environnement                              23,160        977
      Vinci S.A.                                        11,703      1,008
      Vivendi Universal S.A.                            79,757      2,604
      Zodiac S.A.                                        1,265        75
-------------------------------------------------------------------------
                                                                   66,457
-------------------------------------------------------------------------
GERMANY - 6.4%
      Adidas-Salomon A.G.                                3,342        581
      Allianz A.G. (Registered)                         27,778      3,751
      Altana A.G.                                        5,342        299
      BASF A.G.                                         39,729      2,985
      Bayer A.G.                                        48,889      1,792
      Bayerische Hypo-und Vereinsbank A.G. *            42,165      1,188
      Beiersdorf A.G.                                    1,002        115
      Celesio A.G.                                       3,088        270
      Commerzbank A.G.                                  36,003        982
      Continental A.G.                                   9,903        813
      DaimlerChrysler A.G. (Registered)                 67,587      3,586
      Deutsche Bank A.G. (Registered)                   36,462      3,411
      Deutsche Boerse A.G.                               7,676        733
      Deutsche Lufthansa A.G. (Registered)              17,306        229
      Deutsche Post A.G. (Registered)                   45,912      1,074
      Deutsche Telekom A.G. (Registered)               201,474      3,667
      Douglas Holding A.G.                               2,313         88
      E.ON A.G.                                         46,140      4,239

See Notes to the Financial Statements.

EQUITY FUNDS   32    NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                        NUMBER     VALUE
                                                      OF SHARES   (000S)
COMMON STOCKS - 96.5% - CONTINUED

GERMANY - 6.4% - (CONTINUED)
   Epcos A.G. *                                            972    $    13
   Fresenius Medical Care A.G.                           2,568        234
   Heidelberger Druckmaschinen                           2,846         98
   Hochtief A.G.                                         4,043        181
   Hypo Real Estate Holding A.G.                         9,813        496
   Infineon Technologies A.G. *                         47,608        468
   IVG Immobilien A.G.                                   3,948         81
   KarstadtQuelle A.G. *                                 2,672         36
   Linde A.G.                                            5,817        429
   MAN A.G.                                             10,817        555
   Merck KGaA                                            3,683        309
   Metro A.G.                                           11,191        551
   MLP A.G.                                              2,558         53
   Muenchener Rueckversicherungs A.G.
     (Registered)                                       13,684      1,563
   Premiere A.G. *                                       2,363         66
   Puma A.G. Rudolf Dassler Sport                        1,198        325
   RWE A.G.                                             31,081      2,057
   SAP A.G.                                             16,338      2,824
   Schering A.G.                                        12,504        793
   Siemens A.G. (Registered)                            59,145      4,561
   Suedzucker A.G.                                       3,786         86
   ThyssenKrupp A.G.                                    27,611        576
   TUI A.G.                                             16,603        354
   Volkswagen A.G.                                      16,841      1,036
   Wincor Nixdorf A.G.                                   1,186        114
-------------------------------------------------------------------------
                                                                   47,662
-------------------------------------------------------------------------
GREECE - 0.6%
   Alpha Bank A.E.                                      20,893        591
   Coca Cola Hellenic Bottling Co. S.A.                  7,900        229
   Cosmote Mobile Telecommunications S.A.                9,510        189
   EFG Eurobank Ergasias S.A.                           13,280        412
   Emporiki Bank of Greece S.A. *                        4,922        145
   Folli-Follie S.A. (Registered)                          320         10
   Germanos S.A.                                         4,170         67
   Hellenic Duty Free Shops S.A.                           390          7
   Hellenic Petroleum S.A.                               7,580        118
   Hellenic Technodomiki Tev S.A.                        9,060         48
   Hellenic Telecommunications Organization S.A. *      19,490        390
   Hyatt Regency S.A.                                    2,000         25
   Intracom S.A.                                         6,260         43
   National Bank of Greece S.A.                         20,240        810
   OPAP S.A.                                            16,480        512
   Piraeus Bank S.A.                                    12,110        253
   Public Power Corp.                                    8,740        193
   Technical Olympic S.A.                                5,810         39
   Titan Cement Co. S.A.                                 4,060        136
   Viohalco                                              7,910         54
-------------------------------------------------------------------------
                                                                    4,271
-------------------------------------------------------------------------
HONG KONG - 1.7%
   ASM Pacific Technology                               13,000         63
   Bank of East Asia Ltd.                              101,000        296
   BOC Hong Kong Holdings Ltd.                         287,000        575
   Cathay Pacific Airways Ltd.                          85,000        151
   Cheung Kong Holdings Ltd.                           113,000      1,276
   Cheung Kong Infrastructure Holdings Ltd.             23,000         77
   CLP Holdings Ltd.                                   138,000        823
   Esprit Holdings Ltd.                                 74,000        553
   Giordano International Ltd.                          46,000         32
   Hang Lung Properties Ltd.                           147,000        234
   Hang Seng Bank Ltd.                                  58,400        785
   Henderson Land Development                           56,000        280
   Hong Kong & China Gas Co. Ltd.                      281,000        580
   Hong Kong Electric Holdings Ltd.                    100,500        501
   Hong Kong Exchanges and Clearing Ltd.                80,000        274
   Hopewell Holdings Ltd.                               49,000        129
   Hutchison Telecommunications International
     Ltd.*                                             114,000        165
   Hutchison Whampoa Ltd.                              158,000      1,634
   Hysan Development Co. Ltd.                           37,140         93
   Johnson Electric Holdings                           126,000        121
   Kerry Properties Ltd.                                11,000         28
   Kingboard Chemicals Holdings                         38,000         95
   Li & Fung Ltd.                                      130,000        301
   MTR Corp.                                           106,000        222
   New World Development Ltd.                          166,844        219
   Noble Group Ltd.                                     68,000         64
   Orient Overseas International Ltd.                    4,200         16
   PCCW Ltd.                                           273,000        178
   Shangri-La Asia Ltd.                                 82,000        133
   Sino Land Co.                                       112,000        136
   Solomon Systech International Ltd.                   40,000         14
   Sun Hung Kai Properties Ltd.                        100,000      1,036
   Swire Pacific Ltd., Class A                          71,500        659
   Techtronic Industries Co.                            68,000        174

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   33   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                      OF SHARES   (000S)
COMMON STOCKS - 96.5% - CONTINUED

HONG KONG - 1.7% - (CONTINUED)
     Television Broadcasts Ltd.                         24,000    $   147
     Wharf Holdings Ltd.                                88,000        343
     Wing Hang Bank Ltd.                                 4,000         29
     Yue Yuen Industrial Holdings                       34,000         93
-------------------------------------------------------------------------
                                                                   12,529
-------------------------------------------------------------------------
IRELAND - 0.8%
     Allied Irish Banks PLC                             64,449      1,371
     Bank of Ireland                                    72,689      1,149
     C&C Group PLC                                      21,173        127
     CRH PLC                                            40,196      1,089
     DCC PLC                                             5,980        120
     Depfa Bank PLC                                     24,350        391
     Eircom Group PLC                                   35,283         83
     Elan Corp. PLC *                                   32,464        293
     Fyffes PLC                                         13,344         41
     Grafton Group PLC *                                15,652        159
     Greencore Group PLC                                 3,275         14
     Iaws Group PLC                                      9,224        134
     Independent News & Media PLC                       43,623        127
     Irish Life & Permanent PLC                         21,229        387
     Kerry Group PLC, Class A                           10,146        237
     Kingspan Group PLC                                  8,831        114
     Paddy Power PLC                                     1,666         29
-------------------------------------------------------------------------
                                                                    5,865
-------------------------------------------------------------------------
ITALY - 3.7%
     Alleanza Assicurazioni S.p.A.                      32,284        399
     Arnoldo Mondadori Editore S.p.A.                    8,312         83
     Assicurazioni Generali S.p.A.                      71,072      2,242
     Autogrill S.p.A.                                    8,600        121
     Autostrade S.p.A.                                  21,253        546
     Banca Antonveneta S.p.A.                            6,725        212
     Banca Fideuram S.p.A.                              20,215        116
     Banca Intesa S.p.A.                               244,451      1,139
     Banca Intesa S.p.A. RNC                            62,160        270
     Banca Monte dei Paschi di Siena S.p.A.             74,168        329
     Banca Nazionale del Lavoro S.p.A. (BNL) *          79,902        256
     Banca Popolare di Milano SCRL                      25,748        264
     Banche Popolari Unite Scrl                         26,563        539
     Banco Popolare di Verona e Novara Scrl             26,236        495
     Benetton Group S.p.A.                               1,090         12
     Bulgari S.p.A.                                     12,608        142
     Capitalia S.p.A.                                  110,826        606
     Edison S.p.A. *                                    43,058         96
     Enel S.p.A                                        318,857      2,748
     ENI S.p.A.                                        191,842      5,698
     Fiat S.p.A. *                                      38,408        344
     Fineco S.p.A.                                       6,598         60
     Finmeccanica S.p.A.                                22,839        453
     Gruppo Editoriale L'Espresso S.p.A.                 5,007         28
     Italcementi S.p.A.                                  3,304         52
     Lottomatica S.p.A.                                  1,478         56
     Luxottica Group S.p.A.                             10,378        258
     Mediaset S.p.A.                                    62,940        745
     Mediobanca S.p.A.                                  36,118        711
     Mediolanum S.p.A.                                  18,794        129
     Pirelli & C. S.p.A.                               214,605        228
     Riunione Adriatica di Sicurta S.p.A.               22,145        504
     Sanpaolo IMI S.p.A.                                82,978      1,289
     Seat Pagine Gialle S.p.A. *                       295,761        146
     Snam Rete Gas S.p.A                                73,121        426
     Telecom Italia Media S.p.A. *                      91,155         60
     Telecom Italia S.p.A.                             793,397      2,580
     Telecom Italia S.p.A. (RNC)                       448,282      1,247
     Terna S.p.A.                                       98,606        254
     Tiscali S.p.A. *                                    7,547         26
     UniCredito Italiano S.p.A.                        329,222      1,856
-------------------------------------------------------------------------
                                                                   27,765
-------------------------------------------------------------------------
JAPAN - 22.8%
     77 Bank (The) Ltd.                                 15,000        110
     Acom Co. Ltd.                                       5,500        399
     Aderans Co. Ltd.                                    1,800         49
     Advantest Corp.                                     5,500        426
     Aeon Co. Ltd.                                      48,000        964
     Aeon Credit Service Co. Ltd.                        2,200        160
     Aiful Corp.                                         5,100        427
     Aisin Seiki Co Ltd.                                15,000        426
     Ajinomoto Co., Inc.                                44,000        463
     Alfresa Holdings Corp.                              2,000         93
     All Nippon Airways Co. Ltd.                        44,000        136
     Alps Electric Co. Ltd.                             13,100        213
     Amada Co. Ltd.                                     26,000        207
     Aoyama Trading Co. Ltd.                             4,500        127
     Asahi Breweries Ltd.                               31,000        393
     Asahi Glass Co. Ltd.                               74,000        777

See Notes to the Financial Statements.

EQUITY FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                         NUMBER     VALUE
                                                      OF SHARES    (000S)
COMMON STOCKS - 96.5% - CONTINUED

JAPAN - 22.8% - (CONTINUED)
     Asahi Kasei Corp.                                  96,000    $   524
     Asatsu-DK, Inc.                                     1,500         47
     Astellas Pharma, Inc.                              40,600      1,528
     Bank of Fukuoka (The) Ltd.                         42,000        303
     Bank of Kyoto Ltd. (The)                           19,000        190
     Bank of Yokohama (The) Ltd.                        93,000        709
     Benesse Corp.                                       4,700        177
     Bridgestone Corp.                                  49,000      1,049
     Canon Sales Co., Inc.                               7,000        144
     Canon, Inc.                                        56,000      3,025
     Casio Computer Co. Ltd.                            16,000        232
     Central Glass Co Ltd.                              12,000         69
     Central Japan Railway Co.                             119        927
     Chiba Bank (The) Ltd.                              53,000        431
     Chiyoda Corp.                                      11,000        203
     Chubu Electric Power Co., Inc.                     44,600      1,089
     Chugai Pharmaceutical Co. Ltd.                     21,000        401
     Circle K Sunkus Co. Ltd.                            1,000         24
     Citizen Watch Co. Ltd.                             22,000        179
     Coca-Cola West Japan Co. Ltd.                       2,500         56
     COMSYS Holdings Corp.                               9,000        104
     Credit Saison Co. Ltd.                             12,500        549
     CSK Holdings Corp.                                  4,800        211
     Dai Nippon Printing Co. Ltd.                       49,000        790
     Daicel Chemical Industries Ltd.                    22,000        142
     Daido Steel Co. Ltd.                               26,000        167
     Daiichi Sankyo Co Ltd. *                           48,703        998
     Daikin Industries Ltd.                             19,000        509
     Daimaru (The), Inc.                                16,000        188
     Dainippon Ink & Chemicals, Inc.                    46,000        151
     Dainippon Screen Manufacturing Co. Ltd.            14,000         91
     Daito Trust Construction Co. Ltd.                   6,000        263
     Daiwa House Industry Co. Ltd.                      37,000        484
     Daiwa Securities Group, Inc.                       97,000        758
     Denki Kagaku Kogyo Kabushiki Kaisha                41,000        148
     Denso Corp.                                        40,100      1,163
     Dentsu, Inc.                                          144        409
     Dowa Mining Co. Ltd.                               22,000        185
     E*Trade Securities Co. Ltd.                            10         44
     East Japan Railway Co.                                255      1,456
     Ebara Corp.                                        13,000         55
     Eisai Co. Ltd.                                     19,000        812
     Electric Power Development Co.                      9,000        301
     Elpida Memory, Inc. *                               1,000         29
     FamilyMart Co. Ltd.                                 4,800        144
     Fanuc Ltd.                                         13,600      1,100
     Fast Retailing Co. Ltd.                             3,900        296
     Fuji Electric Holdings Co. Ltd.                    42,000        167
     Fuji Photo Film Co. Ltd.                           37,000      1,219
     Fuji Soft ABC, Inc.                                 1,300         34
     Fuji Television Network, Inc.                          34         76
     Fujikura Ltd.                                      28,000        172
     Fujitsu Ltd.                                      134,000        883
     Furukawa Electric (The) Co. Ltd. *                 47,000        238
     Gunma Bank (The) Ltd.                              20,000        128
     Hakuhodo DY Holdings, Inc.                          2,000        133
     Hikari Tsushin, Inc.                                1,800        114
     Hino Motors Ltd.                                   22,000        149
     Hirose Electric Co. Ltd.                            2,300        268
     Hitachi Chemical Co. Ltd.                           7,600        159
     Hitachi Construction Machinery Co. Ltd.             8,000        153
     Hitachi Ltd.                                      240,000      1,521
     Hokkaido Electric Power Co., Inc.                  11,200        238
     Hokugin Financial Group, Inc.                      78,000        294
     Honda Motor Co. Ltd.                               58,500      3,309
     House Foods Corp.                                   6,000         91
     Hoya Corp.                                          8,100        269
     Hoya Corp. - W/I * (1)                             22,800        775
     Ibiden Co. Ltd.                                     7,000        292
     Index Corp.                                            34         46
     Index Corp. - W/I * (1)                                34         45
     INPEX Corp.                                            29        225
     Isetan Co. Ltd.                                    14,000        223
     Ishikawajima-Harima Heavy Industries Co. Ltd. *    93,000        188
     Ito En Ltd.                                         2,400        112
     Itochu Corp.                                      116,000        798
     Itochu Techno-Science Corp.                         1,900         66
     Jafco Co. Ltd.                                      2,600        170
     Japan Airlines Corp.                               48,000        127
     Japan Prime Realty Investment Corp.                    20         57
     Japan Real Estate Investment Corp.                     25        202
     Japan Retail Fund Investment Corp.                     17        137
     Japan Tobacco, Inc.                                    68      1,073
     JFE Holdings, Inc.                                 42,000      1,366

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   35   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                      OF SHARES    (000S)
COMMON STOCKS - 96.5% - CONTINUED

JAPAN - 22.8% - (CONTINUED)
     JGC Corp.                                           16,000   $   293
     Joyo Bank (The) Ltd.                                50,000       305
     JS Group Corp.                                      18,000       307
     JSR Corp.                                           14,000       291
     Kajima Corp.                                        67,000       319
     Kamigumi Co. Ltd.                                   19,000       152
     Kaneka Corp.                                        21,000       274
     Kansai Electric Power Co., Inc.                     58,000     1,280
     Kansai Paint Co. Ltd.                               15,000        94
     Kao Corp.                                           40,000       985
     Kawasaki Heavy Industries Ltd.                      99,000       250
     Kawasaki Kisen Kaisha Ltd.                          36,000       260
     KDDI Corp.                                             181     1,021
     Keihin Electric Express Railway Co. Ltd.            35,000       220
     Keio Corp.                                          41,000       226
     Keisei Electric Railway Co. Ltd.                     8,000        44
     Keyence Corp.                                        2,500       629
     Kikkoman Corp.                                      11,000       106
     Kinden Corp.                                         2,000        17
     Kintetsu Corp.                                     122,000       413
     Kirin Brewery Co. Ltd.                              61,000       672
     Kobe Steel Ltd.                                    199,000       605
     Kokuyo Co. Ltd.                                      7,000        97
     Komatsu Ltd.                                        69,000       940
     Konami Corp.                                         7,000       158
     Konica Minolta Holdings, Inc.                       32,500       296
     Kose Corp.                                           1,900        65
     Koyo Seiko Co. Ltd.                                 13,000       196
     Kubota Corp.                                        79,000       547
     Kuraray Co. Ltd.                                    28,000       248
     Kurita Water Industries Ltd.                         9,000       163
     Kyocera Corp.                                       12,400       863
     Kyowa Hakko Kogyo Co. Ltd.                          24,000       186
     Kyushu Electric Power Co., Inc.                     29,100       647
     Lawson, Inc.                                         4,300       162
     Leopalace21 Corp.                                    9,000       217
     Mabuchi Motor Co. Ltd.                               2,200       109
     Makita Corp.                                         8,000       162
     Marubeni Corp.                                     101,000       470
     Marui Co. Ltd.                                      23,000       389
     Matsui Securities Co. Ltd.                           3,800        46
     Matsumotokiyoshi Co. Ltd.                            2,800        91
     Matsushita Electric Industrial Co. Ltd.            155,000     2,626
     Matsushita Electric Works Ltd.                      25,000       248
     MEDICEO Paltac Holdings Co. Ltd.                     9,900       158
     Meiji Dairies Corp.                                 19,000       104
     Meiji Seika Kaisha Ltd.                             23,000       119
     Meitec Corp.                                         2,200        70
     Millea Holdings Inc.                                   110     1,764
     Minebea Co. Ltd.                                    23,000        95
     Mitsubishi Chemical Corp.                          179,000       593
     Mitsubishi Corp.                                    88,000     1,737
     Mitsubishi Electric Corp.                          142,000       910
     Mitsubishi Estate Co. Ltd.                          84,000     1,153
     Mitsubishi Gas Chemical Co.                         31,000       207
     Mitsubishi Heavy Industries Ltd.                   233,000       825
     Mitsubishi Materials Corp.                          72,000       254
     Mitsubishi Rayon Co. Ltd.                           42,000       188
     Mitsubishi UFJ Financial Group, Inc.                   533     6,996
     Mitsubishi UFJ Securities Co. Ltd.                  21,000       235
     Mitsui & Co. Ltd.                                  108,000     1,352
     Mitsui Chemicals, Inc.                              52,000       307
     Mitsui Engineering & Shipbuilding Co. Ltd.          51,000       121
     Mitsui Fudosan Co. Ltd.                             60,000       902
     Mitsui Mining & Smelting Co. Ltd.                   46,000       267
     Mitsui O.S.K. Lines Ltd.                            84,000       671
     Mitsui Sumitomo Insurance Co. Ltd.                  86,000       996
     Mitsui Trust Holdings, Inc.                         38,000       526
     Mitsukoshi Ltd.                                     33,000       160
     Mizuho Financial Group, Inc.                           622     3,957
     Murata Manufacturing Co. Ltd.                       15,500       865
     Namco Bandai Holdings, Inc. *                       14,050       234
     NEC Corp.                                          140,000       759
     NEC Electronics Corp.                                2,800        93
     NET One Systems Co. Ltd.                                41        81
     NGK Insulators Ltd.                                 21,000       267
     NGK Spark Plug Co. Ltd.                             14,000       203
     NHK Spring Co. Ltd.                                  7,000        51
     Nichirei Corp.                                      15,000        62
     Nidec Corp.                                          3,900       232
     Nidec Corp. - W/I * (1)                              3,900       229
     Nikko Cordial Corp.                                 60,000       694
     Nikon Corp.                                         20,000       252
     Nintendo Co. Ltd.                                    7,600       887

See Notes to the Financial Statements.

EQUITY FUNDS   36   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                      OF SHARES   (000S)
COMMON STOCKS - 96.5% - CONTINUED

JAPAN - 22.8% - (CONTINUED)
     Nippon Building Fund, Inc.                              26   $   222
     Nippon Electric Glass Co. Ltd.                      14,000       252
     Nippon Express Co. Ltd.                             65,000       321
     Nippon Meat Packers, Inc.                           13,000       141
     Nippon Mining Holdings, Inc.                        60,000       476
     Nippon Oil Corp.                                    92,000       815
     Nippon Paper Group, Inc.                                69       250
     Nippon Sheet Glass Co. Ltd.                         35,000       158
     Nippon Steel Corp.                                 460,000     1,727
     Nippon Telegraph & Telephone Corp.                     388     1,908
     Nippon Yusen Kabushiki Kaisha                       77,000       516
     Nishi-Nippon City Bank Ltd. (The)                   26,000       129
     Nissan Chemical Industries                          12,000       150
     Nissan Motor Co. Ltd.                              169,000     1,930
     Nisshin Seifun Group, Inc.                          14,300       139
     Nisshin Steel Co. Ltd.                              65,000       225
     Nisshinbo Industries, Inc.                           9,000        78
     Nissin Food Products Co. Ltd.                        6,600       172
     Nitori Co Ltd.                                       1,450       122
     Nitto Denko Corp.                                   12,700       715
     NOK Corp.                                            7,300       217
     Nomura Holdings, Inc.                              132,000     2,048
     Nomura Real Estate Office Fund, Inc.                    14       103
     Nomura Research Institute Ltd.                       1,600       185
     NSK Ltd.                                            39,000       215
     NTN Corp.                                           32,000       191
     NTT Data Corp.                                         100       386
     NTT DoCoMo, Inc.                                     1,259     2,241
     Obayashi Corp.                                      45,000       311
     Obic Co. Ltd.                                          500        85
     Odakyu Electric Railway Co. Ltd.                    45,000       245
     OJI Paper Co. Ltd.                                  60,000       328
     Oki Electric Industry Co. Ltd.                      39,000       133
     Okumura Corp.                                       13,000        80
     Olympus Corp.                                       18,000       399
     Omron Corp.                                         15,100       368
     Onward Kashiyama Co. Ltd.                           11,000       174
     Oracle Corp. Japan                                   2,600       115
     Oriental Land Co. Ltd.                               3,900       223
     ORIX Corp.                                           6,300     1,138
     Osaka Gas Co. Ltd.                                 150,000       525
     Pioneer Corp.                                       11,300       161
     Promise Co. Ltd.                                     6,600       489
     QP Corp.                                             2,000        19
     Rakuten, Inc.                                          347       265
     Resona Holdings, Inc. *                                349       901
     Ricoh Co. Ltd.                                      51,000       797
     Rohm Co. Ltd.                                        8,200       712
     Ryohin Keikaku Co. Ltd.                              1,700       110
     Sanken Electric Co. Ltd.                             8,000        92
     Sankyo Co. Ltd.                                      3,900       206
     Santen Pharmaceutical Co. Ltd.                       3,000        78
     Sanyo Electric Co. Ltd.                            129,000       318
     Sapporo Holdings Ltd.                               23,000       121
     SBI Holdings, Inc.                                     361       151
     Secom Co. Ltd.                                      16,000       770
     Sega Sammy Holdings, Inc.                            5,200       205
     Sega Sammy Holdings, Inc. - W/I * (1)                5,200       202
     Seiko Epson Corp.                                    7,700       198
     Seino Holdings Corp.                                 2,000        18
     Sekisui Chemical Co. Ltd.                           35,000       250
     Sekisui House Ltd.                                  37,000       454
     Seven & I Holdings Co. Ltd. *                       60,200     1,995
     SFCG Co., Ltd.                                         330        85
     Sharp Corp.                                         72,000     1,043
     Shimachu Co. Ltd.                                    2,600        66
     Shimamura Co. Ltd.                                   1,500       166
     Shimano, Inc.                                        5,900       159
     Shimizu Corp.                                       44,000       288
     Shin-Etsu Chemical Co. Ltd.                         29,200     1,274
     Shinko Securities Co. Ltd.                          39,000       144
     Shinsei Bank Ltd.                                   69,000       435
     Shionogi & Co. Ltd.                                 23,000       313
     Shiseido Co. Ltd.                                   28,000       404
     Shizuoka Bank (The) Ltd.                            41,000       422
     Showa Denko K.K.                                    77,000       246
     Showa Shell Sekiyu K.K.                             12,000       164
     Skylark Co. Ltd.                                     4,000        59
     SMC Corp. of Japan                                   4,000       533
     Softbank Corp.                                      18,700     1,038
     Sompo Japan Insurance, Inc.                         64,000       848
     Sony Corp.                                          74,100     2,436
     Stanley Electric Co. Ltd.                           11,100       168
     Sumitomo Chemical Co. Ltd.                         115,000       711

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   37   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                        NUMBER     VALUE
                                                      OF SHARES    (000S)
COMMON STOCKS - 96.5% - CONTINUED

JAPAN - 22.8% - (CONTINUED)
     Sumitomo Corp.                                     79,000    $   834
     Sumitomo Electric Industries Ltd.                  55,000        742
     Sumitomo Heavy Industries Ltd.                     43,000        305
     Sumitomo Metal Industries Ltd.                    311,000      1,091
     Sumitomo Metal Mining Co. Ltd.                     39,000        362
     Sumitomo Mitsui Financial Group, Inc.                 335      3,159
     Sumitomo Realty & Development Co. Ltd.             30,000        445
     Sumitomo Rubber Industries, Inc.                   14,000        166
     Sumitomo Trust & Banking (The) Co. Ltd.            89,000        732
     Suruga Bank (The) Ltd.                              8,000         88
     Suzuken Co. Ltd.                                    3,700        107
     T&D Holdings, Inc.                                 16,550        986
     Taiheiyo Cement Corp.                              61,000        228
     Taisei Corp.                                       68,000        280
     Taisho Pharmaceutical Co. Ltd.                     11,000        198
     Taiyo Nippon Sanso Corp.                           20,000        125
     Taiyo Yuden Co. Ltd.                                1,000         11
     Takara Holdings, Inc.                              13,000         82
     Takashimaya Co. Ltd.                               22,000        280
     Takeda Pharmaceutical Co. Ltd.                     65,800      3,920
     Takefuji Corp.                                      7,990        623
     Tanabe Seiyaku Co Ltd.                             16,000        162
     TDK Corp.                                           9,100        649
     Teijin Ltd.                                        65,000        379
     Teikoku Oil Co. Ltd.                                7,000         76
     Terumo Corp.                                       12,800        412
     THK Co. Ltd.                                        7,500        187
     TIS, Inc.                                           2,100         44
     Tobu Railway Co. Ltd.                              62,000        247
     Toho Co. Ltd. of Tokyo                             11,100        176
     Tohoku Electric Power Co., Inc.                    30,200        672
     Tokuyama Corp.                                     16,000        157
     Tokyo Broadcasting System, Inc.                     1,000         23
     Tokyo Electric Power Co., Inc.                     85,600      2,165
     Tokyo Electron Ltd.                                12,400        659
     Tokyo Gas Co. Ltd.                                158,000        642
     Tokyo Steel Manufacturing Co. Ltd.                  5,800         90
     Tokyo Tatemono Co. Ltd.                            17,000        138
     Tokyu Corp.                                        63,000        334
     Tokyu Land Corp.                                   25,000        161
     TonenGeneral Sekiyu KK                             23,000        268
     Toppan Printing Co. Ltd.                           40,000        422
     Toray Industries, Inc.                            104,000        554
     Toshiba Corp.                                     220,000        969
     Tosoh Corp.                                        38,000        162
     Toto Ltd.                                          21,000        167
     Toyo Seikan Kaisha Ltd.                            13,000        193
     Toyo Suisan Kaisha Ltd.                             6,000        102
     Toyobo Co. Ltd.                                    38,000         94
     Toyota Industries Corp.                            14,700        488
     Toyota Motor Corp.                                212,600      9,742
     Toyota Tsusho Corp.                                13,000        237
     Trend Micro, Inc.                                   7,000        221
     Ube Industries Ltd. of Japan                       60,000        162
     Uni-Charm Corp.                                     3,000        130
     UNY Co. Ltd.                                       12,000        158
     Ushio, Inc.                                         9,000        183
     USS Co. Ltd.                                        1,700        121
     Wacoal Holdings Corp.                               5,000         66
     West Japan Railway Co.                                125        473
     Yahoo! Japan Corp.                                    292        342
     Yahoo! Japan Corp. - W/I * (1)                        272        324
     Yakult Honsha Co. Ltd.                              8,200        208
     Yamada Denki Co. Ltd.                               5,700        433
     Yamaha Corp.                                       14,000        242
     Yamaha Motor Co. Ltd.                              13,000        269
     Yamato Transport Co. Ltd.                          30,000        493
     Yamazaki Baking Co. Ltd.                            5,000         44
     Yokogawa Electric Corp.                            16,000        250
     Zeon Corp.                                         11,000        120
-------------------------------------------------------------------------
                                                                  170,450
-------------------------------------------------------------------------
LUXEMBOURG - 0.1%
     Arcelor                                            39,194        917
     Oriflame Cosmetics S.A. SDR                         1,000         29
-------------------------------------------------------------------------
                                                                      946
-------------------------------------------------------------------------
NETHERLANDS - 5.6%
     ABN AMRO Holding N.V.                             129,041      3,091
     Aegon N.V.                                        104,152      1,546
     Akzo Nobel N.V.                                    20,476        893
     ASML Holding N.V. *                                37,105        609
     Buhrmann N.V.                                       5,824         70
     Corio N.V.                                          2,659        154
     DSM N.V.                                           11,274        443
     Euronext N.V.                                       5,648        249

See Notes to the Financial Statements.

EQUITY FUNDS   38   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                      OF SHARES   (000S)
COMMON STOCKS - 96.5% - CONTINUED

NETHERLANDS - 5.6% - (CONTINUED)
   European Aeronautic Defense & Space Co.              18,363    $   651
   Getronics N.V.                                        6,504         80
   Hagemeyer N.V. *                                     30,080         89
   Heineken N.V.                                        18,778        603
   ING Groep N.V. - CVA                                138,259      4,118
   James Hardie Industries N.V.                         34,349        234
   Koninklijke Ahold N.V. *                            117,076        885
   Koninklijke Philips Electronics N.V.                 97,410      2,589
   OCE N.V.                                              3,876         61
   Qiagen N.V. *                                         5,812         75
   Randstad Holdings N.V.                                3,572        137
   Reed Elsevier N.V.                                   52,688        727
   Rodamco Europe N.V.                                   3,485        301
   Royal Dutch Shell PLC, Class A                      304,896     10,083
   Royal Dutch Shell PLC, Class B                      202,318      6,987
   Royal KPN N.V.                                      156,336      1,402
   Royal Numico N.V. *                                  10,499        460
   SBM Offshore N.V.                                     2,334        195
   TNT N.V.                                             29,067        722
   Unilever N.V. - CVA                                  42,252      3,004
   Vedior N.V. - CVA                                    12,368        176
   VNU N.V.                                             17,165        540
   Wereldhave N.V.                                       1,306        138
   Wolters Kluwer N.V. - CVA                            19,576        364
-------------------------------------------------------------------------
                                                                   41,676
-------------------------------------------------------------------------
NEW ZEALAND - 0.2%
   Auckland International Airport Ltd.                  72,324        114
   Carter Holt Harvey Ltd.                              51,828         90
   Contact Energy Ltd.                                  20,201        106
   Fisher & Paykel Appliances Holdings Ltd.             18,944         46
   Fisher & Paykel Healthcare Corp.                     37,271         96
   Fletcher Building Ltd.                               36,291        199
   Kiwi Income Property Trust                           48,466         38
   Sky City Entertainment Group Ltd.                    31,870        106
   Sky Network Television Ltd. *                        18,453         79
   Telecom Corp. of New Zealand Ltd.                   147,755        615
   Tower Ltd. *                                          6,697         11
   Vector Ltd. *                                         9,602         21
   Waste Management NZ Ltd.                              4,815         21
-------------------------------------------------------------------------
                                                                    1,542
-------------------------------------------------------------------------
NORWAY - 0.7%
   DnB NOR ASA                                          51,800        534
   Norsk Hydro ASA                                      10,700      1,197
   Norske Skogindustrier ASA                             8,800        130
   Orkla ASA                                            14,450        548
   Petroleum Geo-Services ASA *                          4,650        148
   ProSafe ASA                                           1,700         64
   Schibsted ASA                                         3,100         96
   Smedvig ASA, Class A                                    750         18
   Statoil ASA                                          48,900      1,213
   Storebrand ASA                                       18,500        181
   Tandberg ASA                                          9,550        128
   Tandberg Television ASA *                             2,950         38
   Telenor ASA                                          60,950        544
   Tomra Systems ASA                                     8,100         58
   Yara International ASA                               15,100        273
-------------------------------------------------------------------------
                                                                    5,170
-------------------------------------------------------------------------
   PORTUGAL - 0.3%
   Banco BPI S.A. (Registered)                          20,609         92
   Banco Comercial Portugues S.A. (Registered)         150,764        419
   Banco Espirito Santo S.A. (Registered)                8,106        129
   Brisa-Auto Estradas de Portugal S.A.                 24,517        212
   Cimpor Cimentos de Portugal S.A.                     13,974         77
   Electricidade de Portugal S.A.                      141,188        394
   Jeronimo Martins                                        820         12
   Portugal Telecom, SGPS, S.A. (Registered)            56,497        516
   PT Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS S.A.                                3,903         41
   Sonae, SGPS, S.A.                                    61,499        105
-------------------------------------------------------------------------
                                                                    1,997
-------------------------------------------------------------------------
   SINGAPORE - 0.8%
   Ascendas Real Estate Investment Trust                80,200        104
   CapitaLand Ltd.                                      89,000        165
   CapitaMall Trust                                     52,000         72
   Chartered Semiconductor Manufacturing Ltd. *         84,000         57
   City Developments Ltd.                               37,000        203
   ComfortDelgro Corp. Ltd.                            133,000        118
   Cosco Corp. Singapore Ltd.                           31,000         47
   Creative Technology Ltd.                              4,000         30
   DBS Group Holdings Ltd.                              85,000        794
   Fraser and Neave Ltd.                                14,000        142
   Jardine Cycle & Carriage Ltd.                        10,040         66
   Keppel Corp. Ltd.                                    44,000        330
   Keppel Land Ltd.                                     36,000         79

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   39   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                      OF SHARES    (000S)
COMMON STOCKS - 96.5% - CONTINUED

SINGAPORE - 0.8% - (CONTINUED)
     Neptune Orient Lines Ltd.                          43,000    $    78
     Oversea-Chinese Banking Corp.                     180,400        666
     Parkway Holdings Ltd.                              52,000         66
     SembCorp Industries Ltd.                           60,600        107
     SembCorp Marine Ltd.                               39,000         69
     Singapore Airlines Ltd.                            45,000        309
     Singapore Exchange Ltd.                            57,000         85
     Singapore Post Ltd.                                96,000         69
     Singapore Press Holdings Ltd.                     119,000        325
     Singapore Technologies Engineering Ltd.           101,000        152
     Singapore Telecommunications Ltd.                 509,000        737
     STATS ChipPAC Ltd. *                               93,000         57
     Suntec Real Estate Investment Trust                65,000         44
     United Overseas Bank Ltd.                          87,000        725
     United Overseas Land Ltd.                          41,700         58
     Venture Corp. Ltd.                                 18,000        154
-------------------------------------------------------------------------
                                                                    5,908
-------------------------------------------------------------------------
 SPAIN - 3.8%
     Abertis Infraestructuras S.A.                      16,908        492
     Acciona S.A.                                        2,186        250
     Acerinox S.A.                                      13,719        191
     ACS Actividades Cons y Serv                        19,007        554
     Altadis S.A.                                       21,406        959
     Antena 3 de Television S.A.                         3,123         57
     Banco Bilbao Vizcaya Argentaria S.A.              250,385      4,391
     Banco Popular Espanol S.A.                         64,223        783
     Banco Santander Central Hispano S.A.              438,055      5,755
     Cintra Concesiones de Infraestructuras de
       Transporte SA *                                  15,200        209
     Corp Mapfre S.A.                                    7,275        125
     Ebro Puleva S.A.                                    4,891         88
     Endesa S.A.                                        70,983      1,900
     Fomento de Construcciones y Contratas S.A.          3,506        209
     Gamesa Corp. Tecnologica S.A.                       3,977         61
     Gas Natural SDG S.A.                               13,472        392
     Grupo Ferrovial S.A.                                4,968        413
     Iberdrola S.A.                                     60,546      1,692
     Iberia (Lineas Aereas de Espana)                   20,244         52
     Inditex S.A.                                       16,153        474
     Indra Sistemas S.A.                                11,387        250
     Inmobiliaria Colonial                               2,224        135
     Metrovacesa S.A.                                    4,480        330
     NH Hoteles S.A.                                     3,735         58
     Promotora de Informaciones S.A. (Prisa)             5,633        109
     Repsol YPF S.A.                                    68,016      2,204
     Sacyr Vallehermoso S.A.                             8,197        230
     Sociedad General de Aguas de Barcelona S.A.,
       Class A                                           1,515         37
     Sogecable S.A. *                                    3,063        119
     Telefonica Publicidad e Informacion S.A.           13,933        120
     Telefonica S.A.                                   328,873      5,384
     Union Fenosa S.A.                                  15,721        519
     Zeltia S.A.                                         7,168         52
-------------------------------------------------------------------------
                                                                   28,594
-------------------------------------------------------------------------
SWEDEN - 2.3%
     Alfa Laval AB                                       4,100         75
     Assa Abloy AB, Class B                             21,700        306
     Atlas Copco AB, Class A                            26,600        515
     Atlas Copco AB, Class B                            14,900        258
     Axfood AB                                             600         15
     Billerud A.B.                                       1,200         15
     Capio AB *                                          4,900         97
     Castellum AB                                        2,800        103
     D Carnegie AB                                         900         12
     Electrolux AB, Class B                             22,300        522
     Elekta AB, Class B                                  2,600        119
     Eniro AB                                           12,900        151
     Fabege AB                                           4,400         78
     Gambro AB, Class A                                 13,000        197
     Gambro AB, Class B                                  6,100         92
     Getinge AB, Class B                                14,200        196
     Hennes & Mauritz AB, Class B                       35,800      1,277
     Hoganas AB, Class B                                 2,000         47
     Holmen AB, Class B                                  4,200        132
     Lundin Petroleum AB *                              12,600        159
     Modern Times Group AB, Class B *                    3,600        136
     Nordea Bank AB                                    160,100      1,600
     OMX AB *                                            4,900         61
     Sandvik AB                                         15,600        776
     SAS AB *                                            1,600         17
     Scania AB, Class B                                  7,300        264
     Securitas AB, Class B                              23,400        362
     Skandia Forsakrings AB                             78,200        408
     Skandinaviska Enskilda Banken AB, Class A          36,500        669

See Notes to the Financial Statements.

EQUITY FUNDS   40   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     NUMBER           VALUE
                                                    OF SHARES        (000S)
COMMON STOCKS - 96.5% - CONTINUED

SWEDEN - 2.3% - (CONTINUED)
   Skanska AB, Class B                                 28,400       $     419
   SKF AB, Class B *                                   27,500             358
   SSAB Svenskt Stal AB, Series A                       3,700             112
   SSAB Svenskt Stal AB, Series B                         950              27
   Svenska Cellulosa AB, Class B                       14,600             511
   Svenska Handelsbanken AB, Class A                   37,200             861
   Swedish Match AB                                    25,100             299
   Tele2 AB, Class B                                   25,200             257
   Telefonaktiebolaget LM Ericsson, Class B         1,096,900           4,004
   TeliaSonera AB                                     140,000             665
   Trelleborg AB, Class B                               4,700              78
   Volvo AB, Class A                                    7,000             295
   Volvo AB, Class B                                   16,800             731
   Wihlborgs Fastigheter AB *                             720              17
   WM-Data AB, Class B                                 22,400              60
-----------------------------------------------------------------------------
                                                                       17,353
-----------------------------------------------------------------------------
SWITZERLAND - 6.6%
   ABB Ltd. *                                         149,581           1,093
   Adecco S.A. (Registered)                            10,454             477
   Ciba Specialty Chemicals A.G. (Registered)           4,966             293
   Clariant A.G. (Registered) *                        16,413             236
   Compagnie Financiere Richemont A.G., Class A        37,351           1,479
   Credit Suisse Group (Registered)                    90,190           3,992
   Geberit A.G. (Registered)                              277             202
   Givaudan S.A. (Registered)                             477             306
   Holcim Ltd. (Registered)                            13,658             907
   Kudelski S.A. (Bearer) *                             1,493              59
   Kuoni Reisen Holding (Registered) *                    109              44
   Logitech International S.A. (Registered) *           6,444             261
   Lonza Group A.G. (Registered)                        3,025             179
   Micronas Semiconductor Holding (Registered) *          939              40
   Nestle S.A. (Registered)                            29,873           8,747
   Nobel Biocare Holding A.G.                           1,804             425
   Novartis A.G. (Registered)                         174,755           8,863
   Phonak Holding A.G. (Registered)                     2,758             118
   PSP Swiss Property A.G. *                            2,542             128
   Rieter Holding AG (Registered)                         200              59
   Roche Holding A.G. (Genusschein)                    51,664           7,176
   Schindler Holding A.G.                                 451             175
   Serono S.A., Class B                                   422             277
   SGS S.A.                                               305             235
   SIG Holding A.G. (Registered)                          220              56
   STMicroelectronics N.V.                             48,745             839
   Straumann Holding A.G. (Registered)                    522             140
   Sulzer A.G. (Registered)                               261             132
   Swatch Group A.G. (Registered)                       2,279              64
   Swatch Group A.G., Class B                           2,370             326
   Swiss Reinsurance (Registered)                      23,862           1,567
   Swisscom A.G. (Registered)                           1,601             523
   Syngenta A.G. *                                      8,214             860
   Synthes, Inc.                                        3,483             407
   UBS A.G. (Registered)                               78,974           6,711
   Unaxis Holding A.G. (Registered) *                     547              72
   Valora Holding A.G. *                                   72              13
   Zurich Financial Services A.G.                      10,791           1,838
   (Registered) *
-----------------------------------------------------------------------------
                                                                       49,319
-----------------------------------------------------------------------------
UNITED KINGDOM - 22.1%
   3i Group PLC                                        42,639             590
   Aegis Group PLC                                     68,064             168
   Aggreko PLC                                          5,797              24
   Alliance Unichem PLC                                18,779             287
   Amec PLC                                            23,688             152
   Amvescap PLC                                        59,286             385
   Anglo American PLC                                 105,616           3,148
   ARM Holdings PLC                                   102,049             211
   Arriva PLC                                          14,867             154
   Associated British Ports Holdings PLC               22,808             211
   AstraZeneca PLC                                    119,433           5,551
   Aviva PLC                                          176,979           1,943
   BAA PLC                                             82,260             905
   BAE Systems PLC                                    241,646           1,464
   Balfour Beatty PLC                                  33,286             192
   Barclays PLC                                       472,533           4,776
   Barratt Developments PLC                            18,119             241
   BBA Group PLC                                       32,747             171
   Bellway PLC                                          8,472             131
   Berkeley Group Holdings PLC *                        7,740             119
   BG Group PLC                                       263,372           2,499
   BHP Billiton PLC                                   183,401           2,963
   BOC Group PLC                                       38,493             783
   Boots Group PLC                                     54,525             585
   Bovis Homes Group PLC                                3,039              33
   BP PLC                                           1,562,543          18,561

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   41   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX FUND (continued)

                                                     NUMBER           VALUE
                                                    OF SHARES        (000S)
COMMON STOCKS - 96.5% - CONTINUED

UNITED KINGDOM - 22.1% - (CONTINUED)
   BPB PLC                                             37,511       $     487
   Brambles Industries PLC                             58,059             357
   British Airways PLC *                               41,168             213
   British American Tobacco PLC                       118,636           2,492
   British Land Co. PLC                                38,272             635
   British Sky Broadcasting PLC                        93,439             924
   Brixton PLC                                         18,501             127
   BT Group PLC                                       627,481           2,460
   Bunzl PLC                                           28,995             290
   Cable & Wireless PLC                               166,659             420
   Cadbury Schweppes PLC                              149,135           1,505
   Capita Group PLC                                    49,366             328
   Carnival PLC                                        13,218             683
   Cattles PLC                                         24,397             129
   Centrica PLC                                       273,163           1,185
   Close Brothers Group PLC                             4,512              66
   Cobham PLC                                          79,807             223
   Compass Group PLC                                  166,962             607
   Corus Group PLC                                    284,608             259
   Daily Mail & General Trust, Class A                 18,245             212
   Davis Service Group PLC                             12,258             103
   De La Rue PLC                                        8,973              61
   Diageo PLC                                         220,585           3,171
   DSG International PLC                              151,480             402
   Electrocomponents PLC                               32,200             138
   Emap PLC                                            18,384             267
   EMI Group PLC                                       59,521             255
   Enterprise Inns PLC                                 26,024             387
   Exel PLC                                            22,666             490
   First Choice Holidays PLC                            4,457              17
   FirstGroup PLC                                      30,088             175
   FKI PLC                                             15,237              30
   Friends Provident PLC                              144,488             477
   Gallaher Group PLC                                  50,391             782
   GKN PLC                                             49,007             255
   GlaxoSmithKline PLC                                432,530          11,001
   Great Portland Estates PLC                           2,435              17
   Group 4 Securicor PLC *                             81,350             217
   GUS PLC                                             75,584           1,139
   Hammerson PLC                                       22,153             364
   Hanson PLC                                          50,105             520
   Hays PLC                                           122,070             264
   HBOS PLC                                           288,388           4,341
   Hilton Group PLC                                   124,126             689
   HMV Group PLC                                       21,248              77
   HSBC Holdings PLC                                  829,127          13,410
   ICAP PLC                                            36,875             238
   IMI PLC                                             27,874             211
   Imperial Chemical Industries PLC                    88,589             468
   Imperial Tobacco Group PLC                          54,431           1,559
   Inchcape PLC                                         5,494             212
   Intercontinental Hotels Group PLC                   34,977             442
   International Power PLC *                          104,554             458
   Intertek Group PLC                                  11,549             139
   Invensys PLC *                                     199,341              51
   iSOFT Group PLC                                     14,118             108
   ITV PLC                                            319,010             636
   J Sainsbury PLC                                     97,240             479
   Johnson Matthey PLC                                 15,689             327
   Kelda Group PLC                                     24,680             306
   Kesa Electricals PLC                                39,034             176
   Kingfisher PLC                                     177,949             678
   Land Securities Group PLC                           35,740             932
   Legal & General Group PLC                          495,568             992
   Liberty International PLC                           17,868             314
   Lloyds TSB Group PLC                               412,714           3,399
   LogicaCMG PLC                                       41,191             128
   London Stock Exchange PLC                           18,834             189
   Man Group PLC                                       22,251             650
   Marconi Corp. PLC *                                  9,646              54
   Marks & Spencer Group PLC                          127,078             840
   Meggitt PLC                                         32,826             188
   Misys PLC                                           34,320             122
   Mitchells & Butlers PLC                             36,612             236
   National Express Group PLC                          10,246             152
   National Grid PLC                                  200,530           1,880
   Next PLC                                            19,360             475
   Pearson PLC                                         61,970             720
   Peninsular & Oriental Steam Navigation (The) Co.    56,600             333
   Persimmon PLC                                       22,811             345
   Pilkington PLC                                      71,697             176
   Premier Farnell PLC                                 30,084              80
   Provident Financial PLC                             18,417             204

See Notes to the Financial Statements.

EQUITY FUNDS   42   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     NUMBER           VALUE
                                                    OF SHARES         (000S)
COMMON STOCKS - 96.5% CONTINUED

UNITED KINGDOM - 22.1% - (CONTINUED)
   Prudential PLC                                     178,915       $   1,624
   Punch Taverns PLC                                   18,155             256
   Rank Group PLC                                      41,284             217
   Reckitt Benckiser PLC                               46,228           1,408
   Reed Elsevier PLC                                   97,442             901
   Rentokil Initial PLC                               144,823             422
   Resolution PLC                                       6,565              71
   Reuters Group PLC                                  105,704             698
   Rexam PLC                                           39,237             356
   Rio Tinto PLC                                       79,364           3,245
   Rolls-Royce Group PLC *                            120,318             793
   Royal & Sun Alliance Insurance Group PLC           214,780             367
   Royal Bank of Scotland Group PLC                   234,676           6,660
   SABMiller PLC                                       65,628           1,272
   Sage Group PLC                                     101,598             413
   Schroders PLC                                        8,717             142
   Scottish & Newcastle PLC                            51,415             421
   Scottish & Southern Energy PLC                      64,985           1,179
   Scottish Power PLC                                 140,450           1,416
   Serco Group PLC                                     33,594             152
   Severn Trent PLC                                    25,839             452
   Signet Group PLC                                   122,937             222
   Slough Estates PLC                                  29,686             279
   Smith & Nephew PLC                                  73,004             613
   Smiths Group PLC                                    43,223             731
   SSL International PLC                                4,611              22
   Stagecoach Group PLC                                14,418              28
   Stolt-Nielsen S.A. *                                 3,100             124
   Stolt Offshore S.A. *                               15,000             173
   Tate & Lyle PLC                                     30,211             242
   Taylor Woodrow PLC                                  43,177             247
   Tesco PLC                                          577,494           3,152
   Tomkins PLC                                         57,215             292
   Travis Perkins PLC                                   8,750             219
   Trinity Mirror PLC                                  20,153             213
   Unilever PLC                                       204,653           2,137
   United Business Media PLC                           15,978             156
   United Utilities PLC                                64,041             740
   Vodafone Group PLC                               4,694,879          12,214
   Whitbread PLC                                       18,360             307
   William Hill PLC                                    29,384             302
   Wimpey (George) PLC                                 28,705             217
   Wolseley PLC                                        45,063             953
   WPP Group PLC                                       91,059             927
   Yell Group PLC                                      49,634             419
-----------------------------------------------------------------------------
                                                                      165,189
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------------
(COST $676,313)                                                       720,642

PREFERRED STOCKS - 0.2%

GERMANY - 0.2%
   Fresenius Medical Care A.G.                          1,296             102
   Henkel KGaA                                          4,404             401
   Porsche A.G.                                           548             421
   ProSieben SAT.1 Media A.G.                           5,743              99
   RWE A.G.                                             2,672             154
   Volkswagen A.G.                                      7,484             342
-----------------------------------------------------------------------------
                                                                        1,519
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
-----------------------------------------------------------------------------
(COST $1,411)                                                           1,519

RIGHTS - 0.0%
   Eircom Group PLC *                                  11,560               8
   Norske Skogindustrier ASA *                          8,800              16
-----------------------------------------------------------------------------
TOTAL RIGHTS
-----------------------------------------------------------------------------
(COST $-)                                                                 24

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                     (000S)          (000S)
SHORT-TERM INVESTMENT - 3.2%

   Societe Generale, Grand Cayman,
       Eurodollar Time Deposit,
       3.94%, 10/3/05                               $  23,624          23,624
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------
(COST $23,624)                                                         23,624

-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
-----------------------------------------------------------------------------
(COST $701,348)                                                       745,809
       Other Assets less Liabilities - 0.1%                               870
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $ 746,679

(1)   When-Issued Security

*     Non-Income Producing Security

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   43   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
INTERNATIONAL EQUITY INDEX FUND (continued)

At September 30, 2005, the International Equity Index Fund had open futures contracts as follows:

                                         NOTIONAL                            UNREALIZED
                            NUMBER OF    AMOUNT      CONTRACT    CONTRACT       GAIN
     TYPE                   CONTRACTS     (000S)     POSITION       EXP.       (000S)
DJ Euro Stoxx 50               241       $ 9,954       Long        12/05     $      221
FTSE 100 Index                  59         5,707       Long        12/05             63
Hang Seng
Index                            6           597       Long        10/05              7
Nikkei 225                      25         1,708       Long        12/05             86
SPI 200                         15         1,326       Long        12/05             30
TOPIX Index                     30         3,723       Long        12/05            163
---------------------------------------------------------------------------------------
Total                                                                        $      570

At September 30, 2005, the industry sectors for the International Equity Index Fund were:

                                                     % OF LONG-TERM
INDUSTRY SECTOR                                        INVESTMENTS
Consumer Discretionary                                         11.9%
Consumer Staples                                                7.9
Energy                                                          9.2
Financials                                                     27.4
Health Care                                                     8.1
Industrials                                                    10.3
Information Technology                                          5.8
Materials                                                       7.8
Telecommunication Services                                      6.4
Utilities                                                       5.2
-------------------------------------------------------------------
Total                                                         100.0%

At September 30, 2005, the International Equity Index Fund's investments were denominated in the following currencies:

                                                     % OF LONG-TERM
CONCENTRATION BY CURRENCY                              INVESTMENTS
Euro                                                           32.3%
United Kingdom Pound                                           25.2
Japanese Yen                                                   23.6
Swiss Franc                                                     6.7
Australian Dollar                                               5.5
All other currencies less than 5%                               6.7
-------------------------------------------------------------------
Total                                                         100.0%

At September 30, 2005, the International Equity Index Fund had outstanding foreign currency contracts as follows:

                                             IN
                             AMOUNT       EXCHANGE       AMOUNT
                             (LOCAL         FOR          (LOCAL                    UNREALIZED
CONTRACTS                   CURRENCY)     CURRENCY      CURRENCY)    SETTLEMENT    GAIN/(LOSS)
TO DELIVER                   (000S)       Japanese       (000S)         DATE         (000S)
U.S. Dollar                     4,855    Yen              550,000       10/3/05    $        (7)
U.S. Dollar                     1,125    Euro                 935       10/4/05             (1)
                                         Danish
U.S. Dollar                        21    Krone                128       10/5/05              -
                                         Hong Kong
U.S. Dollar                        97    Dollar               755       10/5/05              -
                                         Norwegian
U.S. Dollar                        18    Krone                116       10/5/05              -
                                         Swedish
U.S. Dollar                        89    Krona                690       10/5/05              -
U.S. Dollar                       216    Swiss Franc          280       10/5/05              -
U.S. Dollar                       847    U.K. Pound           480       10/5/05             (1)
                                         Australian
U.S. Dollar                       152    Dollar               200       10/6/05              -
                                         Japanese
U.S. Dollar                       990    Yen              112,000       10/6/05             (2)
                                         New
                                         Zealand
U.S. Dollar                        15    Dollar                22       10/6/05              -
                                         Singapore
U.S. Dollar                        11    Dollar                18       10/6/05              -
Euro                            1,940    U.S. Dollar        2,336      11/22/05             (2)
Japanese
Yen                           380,000    U.S. Dollar        3,372      11/22/05              5
U.K. Pound                        590    U.S. Dollar        1,038      11/22/05             (1)
U.S. Dollar                     9,990    Euro               8,187      11/22/05           (124)
                                         Japanese
U.S. Dollar                     5,400    Yen              597,947      11/22/05           (101)
                                         Japanese
U.S. Dollar                       850    Yen               95,591      11/22/05             (3)
U.S. Dollar                     5,200    U.K. Pound         2,884      11/22/05           (118)
U.S. Dollar                       120    U.K. Pound            68      11/22/05              -
----------------------------------------------------------------------------------------------
Total                                                                              $      (355)

See Notes to the Financial Statements.

EQUITY FUNDS   44   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
INTERNATIONAL GROWTH EQUITY FUND

                                                      NUMBER          VALUE
                                                    OF SHARES        (000S)
COMMON STOCKS - 99.2%

AUSTRALIA - 1.6%
   Boral Ltd.                                       1,777,992       $  10,940
   Orica Ltd.                                         623,974           9,991
-----------------------------------------------------------------------------
                                                                       20,931
-----------------------------------------------------------------------------
FINLAND - 0.7%
   Nokia OYJ                                          555,350           9,306
-----------------------------------------------------------------------------
FRANCE - 11.5%
   Accor S.A.                                         346,682          17,511
   AXA                                                864,978          23,748
   Bouygues                                           474,613          22,061
   L'Oreal S.A.                                       279,717          21,670
   Sanofi-Aventis                                     224,186          18,527
   Societe Generale                                   231,328          26,402
   Veolia Environment                                 465,778          19,657
-----------------------------------------------------------------------------
                                                                      149,576
-----------------------------------------------------------------------------
GERMANY - 9.4%
   Adidas-Salomon A.G.                                 74,016          12,863
   Allianz A.G. (Registered)                          123,400          16,664
   Commerzbank A.G.                                   598,890          16,341
   Fresenius Medical Care A.G.                        224,474          20,439
   Hochtief A.G.                                      284,424          12,701
   Metro A.G.                                         389,737          19,194
   SAP A.G.                                            52,766           9,121
   Volkswagen A.G.                                    242,342          14,915
-----------------------------------------------------------------------------
                                                                      122,238
-----------------------------------------------------------------------------
GREECE - 0.6%
   Public Power Corp.                                 359,760           7,922
-----------------------------------------------------------------------------
ITALY - 3.8%
   ENI S.p.A.                                         875,849          26,015
   UniCredito Italiano S.p.A.                       4,243,568          23,923
-----------------------------------------------------------------------------
                                                                       49,938
-----------------------------------------------------------------------------
JAPAN - 22.8%
   Asahi Glass Co. Ltd.                             2,072,000          21,745
   Bank of Yokohama (The) Ltd.                      2,035,000          15,511
   Chugai Pharmaceutical Co. Ltd.                   1,339,000          25,545
   Daiwa House Industry Co. Ltd.                    1,193,000          15,611
   Fuji Television Network, Inc.                        8,593          19,233
   JS Group Corp.                                     772,900          13,165
   Mazda Motor Corp.                                4,683,000          20,550
   Mitsubishi Corp.                                   821,100          16,207
   Mitsui Mining & Smelting Co. Ltd.                3,397,000          19,726
   Mizuho Financial Group, Inc.                         4,539          28,878
   Nippon Telegraph & Telephone Corp.                   5,308          26,100
   Seven & I Holdings Co. Ltd.                        605,400          20,058
   Sony Corp.                                         337,600          11,096
   Sumitomo Metal Industries Ltd.                   5,880,000          20,622
   Terumo Corp.                                       738,200          23,743
-----------------------------------------------------------------------------
                                                                      297,790
-----------------------------------------------------------------------------
LUXEMBOURG - 2.0%
   Arcelor                                          1,141,759          26,708
-----------------------------------------------------------------------------
NETHERLANDS - 6.3%
   ASML Holding N.V. *                              1,401,578          23,014
   Royal Dutch Shell PLC, Class B                   1,716,567          59,280
-----------------------------------------------------------------------------
                                                                       82,294
-----------------------------------------------------------------------------
PORTUGAL - 1.3%
   Banco Comercial Portugues S.A. (Registered)      6,253,082          17,363
-----------------------------------------------------------------------------
SPAIN - 0.7%
   Banco Santander Central Hispano S.A.               694,614           9,126
-----------------------------------------------------------------------------
SWEDEN - 3.4%
   Holmen AB, Class B                                 654,319          20,509
   Skandinaviska Enskilda Banken AB, Class A        1,299,502          23,802
-----------------------------------------------------------------------------
                                                                       44,311
-----------------------------------------------------------------------------
SWITZERLAND - 9.6%
   Clariant A.G. (Registered) *                     1,230,040          17,675
   Julius Baer Holding A.G., Class B                  185,348          14,505
   Logitech International S.A. (Registered)*          363,290          14,692
   Novartis A.G. (Registered)                         499,942          25,356
   Panalpina Welttransport Holding A.G. *              42,325           3,273
   Syngenta A.G. *                                     95,247           9,970
   UBS A.G. (Registered)                              316,613          26,905
   Zurich Financial Services A.G. (Registered)*        75,160          12,803
-----------------------------------------------------------------------------
                                                                      125,179
-----------------------------------------------------------------------------
UNITED KINGDOM - 25.5%
   ARM Holdings PLC                                 8,066,688          16,717
   BAE Systems PLC                                  3,324,562          20,142
   Barclays PLC                                     1,237,533          12,507
   BOC Group PLC                                      989,734          20,127
   BP PLC                                           1,522,178          18,082
   British Energy Group PLC *                       1,752,277          14,804
   British Sky Broadcasting PLC                     1,838,337          18,174
   BT Group PLC                                     6,870,632          26,932
   GKN PLC                                          2,075,038          10,787
   GlaxoSmithKline PLC                              1,054,775          26,826
   Hays PLC                                         8,969,978          19,420
   Henderson Group PLC *                            5,254,956           6,210

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   45    EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
INTERNATIONAL GROWTH EQUITY FUND (continued)

                                                     NUMBER           VALUE
                                                    OF SHARES        (000S)
COMMON STOCKS - 99.2% - CONTINUED

UNITED KINGDOM - 25.5% - (CONTINUED)
     ITV PLC                                        9,445,048       $  18,824
     Lloyds TSB Group PLC                           3,073,312          25,314
     Marconi Corp. PLC *                            1,698,607           9,527
     Marks & Spencer Group PLC                      2,873,996          18,996
     Rank Group PLC                                 3,875,772          20,405
     RHM PLC *                                      3,664,281          19,841
     Wolverhampton & Dudley Brew PLC                  469,313           9,792
-----------------------------------------------------------------------------
                                                                      333,427
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
-----------------------------------------------------------------------------
     (COST $1,159,558)                                              1,296,109

                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                     (000S)          (000S)
SHORT-TERM INVESTMENT - 0.0%
    Societe Generale, Grand Cayman,
      Eurodollar Time Deposit,
      3.94%, 10/3/05                                $      26              26
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------
(COST $26)                                                                 26

-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
-----------------------------------------------------------------------------
(COST $1,159,584)                                                   1,296,135
      Other Assets less Liabilities - 0.8%                             10,410
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $1,306,545

*     Non-Income Producing Security

At September 30, 2005, the industry sectors for the International Growth Equity Fund were:

                                                              % OF LONG-TERM
INDUSTRY SECTOR                                                 INVESTMENTS
Consumer Discretionary                                                   15.3%
Consumer Staples                                                          7.0
Energy                                                                    8.0
Financials                                                               23.1
Health Care                                                              10.8
Industrials                                                               8.2
Information Technology                                                    6.4
Materials                                                                12.1
Telecommunication Services                                                5.8
Utilities                                                                 3.3
-----------------------------------------------------------------------------
Total                                                                   100.0%

At September 30, 2005, the International Growth Equity Fund's investments were denominated in the following currencies:

                                                              % OF LONG-TERM
CONCENTRATION BY CURRENCY                                       INVESTMENTS
Euro                                                                     32.0%
United Kingdom Pound                                                     30.3
Japanese Yen                                                             23.0
Swiss Franc                                                               9.7
All other currencies less than 5%                                         5.0
-----------------------------------------------------------------------------
Total                                                                   100.0%

At September 30, 2005, the International Growth Equity Fund had outstanding forward foreign currency exchange contracts as follows:

                             AMOUNT          IN          AMOUNT
CONTRACTS                    (LOCAL        EXCHANGE      (LOCAL                     UNREALIZED
TO DELIVER                  CURRENCY)        FOR        CURRENCY)    SETTLEMENT    GAIN/(LOSS)
CURRENCY                      (000S)       CURRENCY      (000S)         DATE         (000S)
Japanese
Yen                           375,760    Euro           2,750           10/4/05    $        (6)
Japense
Yen                           226,700    U.S. Dollar    2,000           10/4/05              1
----------------------------------------------------------------------------------------------
Total                                                                              $        (5)

See Notes to the Financial Statements.

EQUITY FUNDS   46   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
LARGE CAP VALUE FUND

                                                      NUMBER          VALUE
                                                    OF SHARES         (000S)
COMMON STOCKS - 93.9%

AUTO MANUFACTURERS - 4.0%
   Ford Motor Co.                                   2,496,300       $  24,613
   General Motors Corp.                               778,500          23,830
-----------------------------------------------------------------------------
                                                                       48,443
-----------------------------------------------------------------------------
BANKS - 4.3%
   Mellon Financial Corp.                             900,000          28,773
   Wachovia Corp.                                     500,000          23,795
-----------------------------------------------------------------------------
                                                                       52,568
-----------------------------------------------------------------------------
BEVERAGES - 4.4%
   Anheuser-Busch Cos., Inc.                          523,820          22,545
   Coca-Cola (The) Co.                                728,000          31,443
-----------------------------------------------------------------------------
                                                                       53,988
-----------------------------------------------------------------------------
BUILDING MATERIALS - 2.0%
   Masco Corp.                                        812,000          24,912
-----------------------------------------------------------------------------
CHEMICALS - 1.9%
   du Pont (E.I.) de Nemours & Co.                    608,000          23,815
-----------------------------------------------------------------------------
COMPUTERS - 2.8%
   Hewlett-Packard Co.                              1,183,000          34,544
-----------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 4.2%
   Avon Products, Inc.                                735,000          19,845
   Procter & Gamble Co.                               525,000          31,217
-----------------------------------------------------------------------------
                                                                       51,062
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.9%
   CIT Group, Inc.                                    638,700          28,856
   Citigroup, Inc.                                    571,000          25,992
   JPMorgan Chase & Co.                               804,000          27,280
   Morgan Stanley                                     499,000          26,916
-----------------------------------------------------------------------------
                                                                      109,044
-----------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
   Emerson Electric Co.                               383,000          27,499
-----------------------------------------------------------------------------
FOOD - 6.8%
   Albertson's, Inc.                                1,247,000          31,986
   General Mills, Inc.                                543,000          26,173
   Sara Lee Corp.                                   1,291,000          24,464
-----------------------------------------------------------------------------
                                                                       82,623
-----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.7%
   International Paper Co.                            763,000          22,737
   MeadWestvaco Corp.                                 795,000          21,958
-----------------------------------------------------------------------------
                                                                       44,695
-----------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.3%
   Baxter International, Inc.                         718,000          28,626
-----------------------------------------------------------------------------
   Johnson & Johnson                                  385,000          24,363
-----------------------------------------------------------------------------
                                                                       52,989
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 4.0%
   Avery Dennison Corp.                               474,000          24,833
   Kimberly-Clark Corp.                               398,000          23,693
-----------------------------------------------------------------------------
                                                                       48,526
-----------------------------------------------------------------------------
HOUSEWARES - 2.0%
   Newell Rubbermaid, Inc.                          1,081,000          24,485
-----------------------------------------------------------------------------
INSURANCE - 4.6%
   Hartford Financial Services Group, Inc.            369,000          28,476
   Lincoln National Corp.                             538,000          27,987
-----------------------------------------------------------------------------
                                                                       56,463
-----------------------------------------------------------------------------
MEDIA - 2.4%
   McGraw-Hill Cos. (The), Inc.                       618,000          29,689
-----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.5%
   3M Co.                                             330,000          24,209
   General Electric Co.                               854,000          28,754
   Honeywell International, Inc.                      693,000          25,987
-----------------------------------------------------------------------------
                                                                       78,950
-----------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.9%
   Pitney Bowes, Inc.                                 568,000          23,708
-----------------------------------------------------------------------------
OIL & GAS - 5.7%
   Chevron Corp.                                      483,000          31,265
   Exxon Mobil Corp.                                  505,000          32,088
   Royal Dutch Shell PLC ADR                           93,000           6,104
-----------------------------------------------------------------------------
                                                                       69,457
-----------------------------------------------------------------------------
PHARMACEUTICALS - 6.6%
   Abbott Laboratories                                579,000          24,550
   Bristol-Myers Squibb Co.                         1,125,000          27,067
   Pfizer, Inc.                                     1,166,000          29,115
-----------------------------------------------------------------------------
                                                                       80,732
-----------------------------------------------------------------------------
RETAIL - 1.9%
   Limited Brands                                   1,143,000          23,352
-----------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.7%
   BellSouth Corp.                                    980,000          25,774
   Nokia OYJ ADR                                    1,735,000          29,339
   SBC Communications, Inc.                         1,075,000          25,768
   Verizon Communications, Inc.                       772,000          25,236
-----------------------------------------------------------------------------
                                                                      106,117
TOTAL COMMON STOCKS
-----------------------------------------------------------------------------
(COST $1,033,114)                                                   1,147,661

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   47    EQUITY FUNDS

EQUITY FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
LARGE CAP VALUE FUND (continued)

                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                      (000 S)        (000S)
SHORT-TERM INVESTMENT - 5.8%
  Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                                 $  70,262      $  70,262
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------
(COST $70,262)                                                        70,262

-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
-----------------------------------------------------------------------------
(COST $1,103,376)                                                   1,217,923
  Other Assets less Liabilities - 0.3%                                  3,895
-----------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $1,221,818

At September 30, 2005, the industry sectors for the Large Cap Value Fund were:

                                                              % OF LONG-TERM
INDUSTRY SECTOR                                                 INVESTMENTS
Consumer Discretionary                                                   11.0%
Consumer Staples                                                         18.3
Energy                                                                    6.1
Financials                                                               18.9
Health Care                                                              11.7
Industrials                                                              15.7
Information Technology                                                    5.6
Materials                                                                 6.0
Telecommunication Services                                                6.7
-----------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.

EQUITY FUNDS   48   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2005 (UNAUDITED)
MID CAP GROWTH FUND

                                                 NUMBER     VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 95.0%

ADVERTISING - 1.5%
   Getty Images, Inc. *                           53,300  $    4,586
--------------------------------------------------------------------
AGRICULTURE - 1.1%
   Bunge Ltd.                                     62,100       3,268
--------------------------------------------------------------------
BANKS - 2.0%
   East-West Bancorp, Inc.                       103,200       3,513
   Investors Financial Services Corp.             77,500       2,550
--------------------------------------------------------------------
                                                               6,063
--------------------------------------------------------------------
BIOTECHNOLOGY - 4.4%
   Affymetrix, Inc. *                             54,300       2,510
   Celgene Corp. *                                61,300       3,330
   Genzyme Corp. *                                51,900       3,718
   Serologicals Corp. *                          178,200       4,020
--------------------------------------------------------------------
                                                              13,578
--------------------------------------------------------------------
BUILDING MATERIALS - 1.4%
   Masco Corp.                                   141,800       4,350
--------------------------------------------------------------------
COMMERCIAL SERVICES - 2.7%
   Corporate Executive Board Co.                  43,500       3,392
   Education Management Corp. *                   85,400       2,753
   Robert Half International, Inc.                64,000       2,278
--------------------------------------------------------------------
                                                               8,423
--------------------------------------------------------------------
DATA PROCESSING - 4.8%
   Alliance Data Systems Corp. *                 105,500       4,131
   Certegy, Inc.                                 106,500       4,262
   Global Payments, Inc.                          45,100       3,505
   NAVTEQ Corp. *                                 57,800       2,887
--------------------------------------------------------------------
                                                              14,785
--------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.3%
   Chicago Mercantile Exchange Holdings, Inc.      8,300       2,800
   Legg Mason, Inc.                               20,800       2,281
   Nuveen Investments, Inc., Class A              89,100       3,510
   Price (T. Rowe) Group, Inc.                    69,200       4,519
--------------------------------------------------------------------
                                                              13,110
--------------------------------------------------------------------
ELECTRONICS - 1.1%
   Flir Systems, Inc. *                          116,500       3,446
--------------------------------------------------------------------
ENTERTAINMENT - 2.0%
   Shuffle Master, Inc. *                        127,700       3,375
   Station Casinos, Inc.                          44,000       2,920
--------------------------------------------------------------------
                                                               6,295
--------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.7%
   Stericycle, Inc. *                             35,700       2,040
--------------------------------------------------------------------
FOOD - 1.1%
   McCormick & Co., Inc.                         106,100       3,462
--------------------------------------------------------------------
HARDWARE - 1.6%
   Network Appliance, Inc. *                     116,000       2,754
   Zebra Technologies Corp., Class A *            57,200       2,236
--------------------------------------------------------------------
                                                               4,990
--------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.4%
   Gen-Probe, Inc. *                              69,100       3,417
   Kinetic Concepts, Inc. *                       79,900       4,539
   St. Jude Medical, Inc. *                       54,300       2,541
--------------------------------------------------------------------
                                                              10,497
--------------------------------------------------------------------
HEALTHCARE - SERVICES - 6.0%
   Aetna, Inc.                                    43,700       3,764
   Caremark Rx, Inc. *                            59,200       2,956
   Psychiatric Solutions, Inc. *                  40,200       2,180
   Sierra Health Services *                       61,600       4,243
   United Surgical Partners International,
   Inc. *                                        132,200       5,170
--------------------------------------------------------------------
                                                              18,313
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   Scotts Miracle-Gro (The) Co., Class A          25,400       2,233
--------------------------------------------------------------------
INSURANCE - 0.9%
   CIGNA Corp.                                    22,600       2,664
--------------------------------------------------------------------
IT SERVICES - 1.2%
   Cognizant Technology Solutions Corp.,
   Class A *                                      77,000       3,587
--------------------------------------------------------------------
LEISURE TIME - 1.5%
   Life Time Fitness, Inc. *                     135,400       4,487
--------------------------------------------------------------------
LODGING - 1.2%
   Starwood Hotels & Resorts Worldwide, Inc.      65,900       3,767
--------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.6%
   Rockwell Automation, Inc.                      95,200       5,036
--------------------------------------------------------------------
MEDIA - 3.0%
   Meredith Corp.                                 58,100       2,899
   Scripps (E.W.) Co., Class A                    58,400       2,918
   Univision Communications, Inc., Class A *     132,900       3,526
--------------------------------------------------------------------
                                                               9,343
--------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.6%
   Precision Castparts Corp.                      91,000       4,832
--------------------------------------------------------------------
MINING - 1.0%
   Freeport-McMoRan Copper & Gold, Inc.,
   Class B                                        60,700       2,949
--------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 3.2%
   ITT Industries, Inc.                           39,800       4,521
--------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   49   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2005 (UNAUDITED)
MID CAP GROWTH FUND (continued)

                                                 NUMBER      VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 95.0% - CONTINUED

MISCELLANEOUS MANUFACTURING -3.2% - (CONTINUED)
   Roper Industries, Inc.                        134,200  $    5,273
--------------------------------------------------------------------
                                                               9,794
--------------------------------------------------------------------
OIL & GAS - 9.3%
   ENSCO International, Inc.                     137,600       6,411
   EOG Resources, Inc.                            68,800       5,153
   Forest Oil Corp. *                            104,400       5,439
   Rowan Cos., Inc.                              164,300       5,831
   XTO Energy, Inc.                              127,100       5,760
--------------------------------------------------------------------
                                                              28,594
--------------------------------------------------------------------
OIL & GAS SERVICES - 3.3%
   Grant Prideco, Inc. *                         136,100       5,532
   Smith International, Inc.                     137,000       4,564
--------------------------------------------------------------------
                                                              10,096
--------------------------------------------------------------------
PHARMACEUTICALS - 3.9%
   Gilead Sciences, Inc. *                        80,400       3,920
   MGI Pharma, Inc. *                            110,800       2,583
   Sepracor, Inc. *                               91,600       5,404
--------------------------------------------------------------------
                                                              11,907
--------------------------------------------------------------------
RESTAURANTS - 0.9%
   Applebee's International, Inc.                139,600       2,888
--------------------------------------------------------------------
RETAIL - 7.2%
   Abercrombie & Fitch Co., Class A               42,300       2,109
   Coach, Inc. *                                 108,800       3,412
   Dick's Sporting Goods, Inc. *                  92,100       2,773
   Petsmart, Inc.                                126,200       2,749
   Starbucks Corp. *                              73,100       3,662
   Talbots, Inc.                                 122,300       3,659
   Urban Outfitters, Inc. *                      128,200       3,769
--------------------------------------------------------------------
                                                              22,133
--------------------------------------------------------------------
SEMICONDUCTORS - 6.8%
   ATI Technologies, Inc. *                      170,100       2,371
   Broadcom Corp., Class A *                      81,600       3,828
   Kla-Tencor Corp.                               85,800       4,184
   Linear Technology Corp.                        79,800       3,000
   National Semiconductor Corp.                  162,200       4,266
   QLogic Corp. *                                 93,200       3,187
--------------------------------------------------------------------
                                                              20,836
--------------------------------------------------------------------
SOFTWARE - 7.2%
   Activision, Inc. *                            106,400       2,176
   Adobe Systems, Inc.                           125,400       3,743
   Autodesk, Inc.                                 94,800       4,403
   Cognos, Inc. *                                 85,800       3,340
   Manhattan Associates, Inc. *                  134,100       3,111
   Mercury Interactive Corp. *                    81,900       3,243
   Symantec Corp. *                              100,300       2,273
--------------------------------------------------------------------
                                                              22,289
--------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 1.2%
   Juniper Networks, Inc. *                      156,400       3,721
--------------------------------------------------------------------
TRANSPORTATION - 1.2%
   UTI Worldwide, Inc.                            46,497       3,613
--------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------
(COST $253,414)                                              291,975

                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                                (000S)      (000S)
SHORT-TERM INVESTMENT - 4.9%
   Societe Generale, Grand Cayman,
       Eurodollar Time Deposit,
       3.94%, 10/3/05                          $  15,120      15,120
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------
(COST $15,120)                                                15,120
--------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
--------------------------------------------------------------------
 (COST $268,534)                                             307,095
--------------------------------------------------------------------
    Other Assets less Liabilities - 0.1%                         302
--------------------------------------------------------------------
NET ASSETS - 100.0%                                         $307,397

*  Non-Income Producing Security

At September 30, 2005, the industry sectors for the Mid Cap Growth Fund were:

                                                      % OF LONG-TERM
INDUSTRY SECTOR                                         INVESTMENTS
Consumer Discretionary                                          19.3%
Consumer Staples                                                 2.3
Energy                                                          13.3
Financials                                                       6.6
Health Care                                                     19.5
Industrials                                                     12.1
Information Technology                                          25.1
Materials                                                        1.8
--------------------------------------------------------------------
Total                                                          100.0%

See Notes to the Financial Statements.

EQUITY FUNDS   50   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2005 (UNAUDITED)
MID CAP INDEX FUND

                                                 NUMBER      VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 96.9%

ADVERTISING - 0.2%
   Catalina Marketing Corp.                        8,000  $      182
   Harte-Hanks, Inc.                              10,900         288
--------------------------------------------------------------------
                                                                 470
--------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
   Alliant Techsystems, Inc. *                     7,100         530
   Sequa Corp., Class A *                          1,200          71
--------------------------------------------------------------------
                                                                 601
--------------------------------------------------------------------
AGRICULTURE - 0.1%
   Universal Corp. of Virginia                     4,800         186
--------------------------------------------------------------------
AIRLINES - 0.3%
   Airtran Holdings, Inc. *                       17,000         215
   Alaska Air Group, Inc. *                        5,100         148
   JetBlue Airways Corp. *                        17,800         314
--------------------------------------------------------------------
                                                                 677
--------------------------------------------------------------------
APPAREL - 0.4%
   Polo Ralph Lauren Corp.                        11,600         584
   Timberland (The) Co., Class A *                10,700         361
--------------------------------------------------------------------
                                                                 945
--------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.8%
   ArvinMeritor, Inc.                             13,500         225
   Bandag, Inc.                                    2,400         103
   BorgWarner, Inc.                               10,800         610
   Lear Corp.                                     12,800         435
   Modine Manufacturing Co.                        6,400         235
--------------------------------------------------------------------
                                                               1,608
--------------------------------------------------------------------
BANKS - 4.2%
   Associated Banc-Corp                           25,200         768
   Bank of Hawaii Corp.                            9,500         468
   City National Corp. of California               8,200         575
   Colonial BancGroup (The), Inc.                 28,800         645
   Commerce Bancorp, Inc. of New Jersey           31,800         976
   Cullen/Frost Bankers, Inc.                      8,500         419
   FirstMerit Corp.                               15,200         407
   Greater Bay Bancorp                            10,000         246
   Hibernia Corp., Class A                        28,300         850
   Investors Financial Services Corp.             12,800         421
   Mercantile Bankshares Corp.                    16,100         867
   SVB Financial Group *                           6,900         336
   TCF Financial Corp.                            22,500         602
   Texas Regional Bancshares, Inc., Class A        7,400         213
   Webster Financial Corp.                         9,800         441
   Westamerica Bancorporation                      5,800         300
   Wilmington Trust Corp.                         12,600         459
--------------------------------------------------------------------
                                                               8,993
--------------------------------------------------------------------
BEVERAGES - 0.1%
   PepsiAmericas, Inc.                            11,700         266
--------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%
   Charles River Laboratories International,
   Inc. *                                         13,500         589
   Invitrogen Corp. *                             10,300         775
   Martek Biosciences Corp. *                      6,300         221
   Millennium Pharmaceuticals, Inc. *             59,100         551
   Protein Design Labs, Inc. *                    20,422         572
   Vertex Pharmaceuticals,
   Inc. *                                         18,300         409
--------------------------------------------------------------------
                                                               3,117
--------------------------------------------------------------------
BUILDING MATERIALS - 0.5%
   Martin Marietta Materials, Inc.                 9,000         706
   York International Corp.                        8,200         460
--------------------------------------------------------------------
                                                               1,166
--------------------------------------------------------------------
CHEMICALS - 2.7%
   Airgas, Inc.                                   12,400         367
   Albemarle Corp.                                 7,600         286
   Cabot Corp.                                    12,200         403
   Chemtura Corp.                                 44,900         558
   Cytec Industries, Inc.                          7,700         334
   Ferro Corp.                                     7,800         143
   FMC Corp. *                                     7,100         406
   Lubrizol Corp.                                 13,300         576
   Lyondell Chemical Co.                          38,600       1,105
   Minerals Technologies, Inc.                     3,900         223
   Olin Corp.                                     14,000         266
   RPM International, Inc.                        21,500         396
   Sensient Technologies Corp.                     8,700         165
   Valspar Corp.                                  19,400         434
--------------------------------------------------------------------
                                                               5,662
--------------------------------------------------------------------
COAL - 1.4%
   Arch Coal, Inc.                                12,100         817
   Peabody Energy Corp.                           25,000       2,108
--------------------------------------------------------------------
                                                               2,925
--------------------------------------------------------------------
COMMERCIAL SERVICES - 3.7%
   Adesa, Inc.                                    16,400         362
   Alliance Data Systems Corp. *                  13,400         525
   Banta Corp.                                     4,900         249

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   51   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND(continued)

                                                 NUMBER     VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 96.9% - CONTINUED

COMMERCIAL SERVICES - 3.7% - (CONTINUED)
   Career Education Corp. *                       19,900  $     708
   ChoicePoint, Inc. *                            17,000        734
   Corinthian Colleges, Inc.*                     17,700        235
   Corporate Executive Board Co.                   7,600        593
   Deluxe Corp.                                    9,200        370
   DeVry, Inc. *                                  11,600        221
   Education Management Corp. *                   13,100        422
   Gartner, Inc. *                                10,800        126
   ITT Educational Services, Inc. *                7,000        346
   Kelly Services, Inc., Class A                   3,700        113
   Korn/Ferry International *                      8,300        136
   Laureate Education, Inc. *                      9,500        465
   Manpower, Inc.                                 16,500        732
   MPS Group, Inc. *                              18,800        222
   Quanta Services, Inc. *                        22,500        287
   Rent-A-Center, Inc. *                          14,400        278
   Rollins, Inc.                                   5,600        109
   Sotheby's Holdings, Inc., Class A *             9,000        151
   United Rentals, Inc. *                         13,200        260
   Valassis Communications,Inc. *                  9,300        363
-------------------------------------------------------------------
                                                              8,007
-------------------------------------------------------------------
COMPUTERS - 4.1%
   Anteon International Corp. *                    6,400        274
   BISYS Group (The), Inc. *                      22,100        297
   Cadence Design Systems, Inc. *                 52,700        852
   Ceridian Corp. *                               27,600        573
   Cognizant Technology Solutions Corp.,
      Class A *                                   26,400      1,230
   Diebold, Inc.                                  13,800        475
   DST Systems, Inc. *                            13,600        746
   Henry (Jack) & Associates, Inc.                14,900        289
   Imation Corp.                                   6,400        274
   McData Corp., Class A *                        29,900        157
   Mentor Graphics Corp. *                        15,800        136
   National Instruments Corp.                     10,200        251
   Reynolds & Reynolds (The) Co., Class A         10,100        277
   Sandisk Corp. *                                34,700      1,674
   SRA International, Inc., Class A *              7,200        255
   Synopsys, Inc. *                               27,500        520
   Western Digital Corp. *                        40,300        521
-------------------------------------------------------------------
                                                              8,801
-------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.9%
   CDW Corp.                                      12,200        719
   Fastenal Co.                                   12,100        739
   Tech Data Corp. *                              11,200        411
-------------------------------------------------------------------
                                                              1,869
-------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.8%
   AmeriCredit Corp. *                            26,500        633
   Eaton Vance Corp.                              24,500        608
   Edwards (A.G.), Inc.                           14,200        622
   IndyMac Bancorp, Inc.                          12,400        491
   Jefferies Group, Inc.                           9,200        401
   LaBranche & Co., Inc. *                        12,000        104
   Legg Mason, Inc.                               21,600      2,369
   Raymond James Financial, Inc.                  10,600        340
   Waddell & Reed Financial, Inc., Class A        15,700        304
-------------------------------------------------------------------
                                                              5,872
-------------------------------------------------------------------
ELECTRIC - 5.2%
   Alliant Energy Corp.                           22,400        653
   Aquila, Inc. *                                 69,300        274
   Black Hills Corp.                               6,500        282
   DPL, Inc.                                      24,900        692
   Duquesne Light Holdings, Inc.                  15,400        265
   Energy East Corp.                              28,900        728
   Great Plains Energy, Inc.                      14,900        446
   Hawaiian Electric Industries, Inc.             16,000        446
   Idacorp, Inc.                                   7,700        232
   MDU Resources Group, Inc.                      23,000        820
   Northeast Utilities                            23,800        475
   NSTAR                                          19,600        567
   OGE Energy Corp.                               16,700        469
   Pepco Holdings, Inc.                           36,000        838
   PNM Resources, Inc.                            12,985        372
   Puget Energy, Inc.                             18,600        437
   SCANA Corp.                                    22,200        938
   Sierra Pacific Resources *                     35,700        530
   Westar Energy, Inc.                            16,700        403
   Wisconsin Energy Corp.                         22,000        878
   WPS Resources Corp.                             7,100        410
-------------------------------------------------------------------
                                                             11,155
-------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
   Ametek, Inc.                                   13,100        563
   Energizer Holdings, Inc. *                     13,800        783

See Notes to the Financial Statements.

EQUITY FUNDS   52   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                 NUMBER      VALUE
                                               OF SHARES     (000S)
COMMON STOCKS - 96.9% - CONTINUED

ELECTRICAL COMPONENTS &
 EQUIPMENT - 0.9% - (CONTINUED)
   Hubbell, Inc., Class B                         11,300  $      530
--------------------------------------------------------------------
                                                               1,876
--------------------------------------------------------------------
ELECTRONICS - 1.8%
   Amphenol Corp., Class A                        16,900         682
   Arrow Electronics, Inc. *                      22,300         699
   Avnet, Inc. *                                  27,500         673
   Gentex Corp.                                   29,400         512
   Kemet Corp. *                                  15,400         129
   Plexus Corp. *                                  8,200         140
   Thomas & Betts Corp. *                          9,800         337
   Varian, Inc. *                                  6,100         209
   Vishay Intertechnology, Inc. *                 33,800         404
--------------------------------------------------------------------
                                                               3,785
--------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.6%
   Dycom Industries, Inc. *                        9,400         190
   Granite Construction, Inc.                      6,500         248
   Jacobs Engineering Group,Inc. *                11,300         762
--------------------------------------------------------------------
                                                               1,200
--------------------------------------------------------------------
ENTERTAINMENT - 0.6%
   GTECH Holdings Corp.                           22,500         722
   International Speedway Corp., Class A           6,600         346
   Macrovision Corp. *                             9,800         187
--------------------------------------------------------------------
                                                               1,255
--------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Republic Services, Inc.                        23,300         822
   Stericycle, Inc. *                              8,700         497
--------------------------------------------------------------------
                                                               1,319
--------------------------------------------------------------------
FOOD - 2.2%
   Dean Foods Co. *                               28,900       1,123
   Hormel Foods Corp.                             14,300         472
   JM Smucker (The) Co.                           10,800         524
   Ruddick Corp.                                   6,500         150
   Smithfield Foods, Inc. *                       19,300         573
   Tootsie Roll Industries, Inc.                   4,800         152
   Whole Foods Market, Inc.                       12,950       1,741
--------------------------------------------------------------------
                                                               4,735
--------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Bowater, Inc.                                  11,100         314
   Glatfelter Co.                                  7,900         111
   Longview Fibre Co.                              9,700         189
   Potlatch Corp.                                  5,700         297
   Rayonier, Inc.                                 10,000         576
--------------------------------------------------------------------
                                                               1,487
--------------------------------------------------------------------
GAS - 0.9%
   AGL Resources, Inc.                            14,300         531
   ONEOK, Inc.                                    19,300         657
   Vectren Corp.                                  14,300         405
   WGL Holdings, Inc.                              8,500         273
--------------------------------------------------------------------
                                                               1,866
--------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.2%
   Kennametal, Inc.                                7,500         368
--------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 4.0%
   Advanced Medical Optics, Inc. *                12,600         478
   Beckman Coulter, Inc.                          11,900         642
   Cytyc Corp. *                                  21,200         569
   Dentsply International, Inc.                   15,500         837
   Edwards Lifesciences Corp. *                   11,200         498
   Gen-Probe, Inc. *                               9,900         490
   Henry Schein, Inc. *                           16,800         716
   Hillenbrand Industries, Inc.                   11,200         527
   Inamed Corp. *                                  7,100         537
   Intuitive Surgical, Inc. *                      6,800         499
   Patterson Cos., Inc. *                         26,700       1,069
   Steris Corp.                                   12,500         297
   Techne Corp. *                                  7,600         433
   Varian Medical Systems, Inc. *                 24,700         976
--------------------------------------------------------------------
                                                               8,568
--------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.3%
   Apria Healthcare Group, Inc. *                  9,600         306
   Community Health Systems, Inc. *               17,000         660
   Covance, Inc. *                                12,000         576
   Health Net, Inc. *                             21,900       1,036
   LifePoint Hospitals, Inc. *                    11,200         490
   Lincare Holdings, Inc. *                       18,600         764
   PacifiCare Health Systems, Inc. *              16,900       1,348
   Renal Care Group, Inc. *                       13,100         620
   Triad Hospitals, Inc. *                        16,503         747
   Universal Health Services, Inc., Class B       10,900         519
--------------------------------------------------------------------
                                                               7,066
--------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.3%
   Leucadia National Corp.                        16,000         690
--------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   53   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND(continued)

                                                 NUMBER     VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 96.9% - CONTINUED

HOME BUILDERS - 1.7%
   Hovnanian Enterprises, Inc., Class A *          6,600  $      338
   Lennar Corp., Class A                          25,500       1,524
   Ryland Group, Inc.                              9,000         616
   Thor Industries, Inc.                           6,900         234
   Toll Brothers, Inc. *                          22,500       1,005
--------------------------------------------------------------------
                                                               3,717
--------------------------------------------------------------------
HOME FURNISHINGS - 0.7%
   Furniture Brands International, Inc.           10,300         186
   Harman International Industries, Inc.          12,600       1,288
--------------------------------------------------------------------
                                                               1,474
--------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   American Greetings Corp., Class A              13,300         364
   Blyth, Inc.                                     5,000         112
   Church & Dwight Co., Inc.                      11,800         436
   Scotts Miracle-Gro (The) Co., Class A           4,400         387
   Tupperware Corp.                               10,400         237
--------------------------------------------------------------------
                                                               1,536
--------------------------------------------------------------------
INSURANCE - 5.6%
   Allmerica Financial Corp. *                    10,300         424
   American Financial Group, Inc.                  8,700         295
   AmerUs Group Co.                                7,700         442
   Brown & Brown, Inc.                            10,800         536
   Everest Re Group Ltd.                          10,900       1,067
   Fidelity National Financial, Inc.              33,500       1,491
   First American Corp.                           18,521         846
   Gallagher (Arthur J.) & Co.                    18,600         536
   HCC Insurance Holdings, Inc.                   19,800         565
   Horace Mann Educators Corp.                     8,100         160
   Mercury General Corp.                           6,900         414
   Ohio Casualty Corp.                            11,800         320
   Old Republic International Corp.               34,300         915
   PMI Group (The), Inc.                          18,000         718
   Protective Life Corp.                          13,400         552
   Radian Group, Inc.                             16,200         860
   Stancorp Financial Group, Inc.                  5,100         429
   Unitrin, Inc.                                   9,000         427
   W.R. Berkley Corp.                             21,750         859
--------------------------------------------------------------------
                                                              11,856
--------------------------------------------------------------------
INTERNET - 1.4%
   Avocent Corp. *                                 9,400         297
   Checkfree Corp. *                              17,400         658
   F5 Networks, Inc. *                             7,400         322
   Macromedia, Inc. *                             14,600         594
   McAfee, Inc. *                                 31,500         990
   RSA Security, Inc. *                           13,700         174
--------------------------------------------------------------------
                                                               3,035
--------------------------------------------------------------------
IRON/STEEL - 0.1%
   Steel Dynamics, Inc.                            7,500         255
--------------------------------------------------------------------
LEISURE TIME - 0.1%
   Callaway Golf Co.                              12,200         184
--------------------------------------------------------------------
LODGING - 0.2%
   Boyd Gaming Corp.                               8,000         345
--------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
   Joy Global, Inc.                               15,700         792
--------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.9%
   AGCO Corp. *                                   17,400         317
   Flowserve Corp. *                              10,500         382
   Graco, Inc.                                    12,800         439
   Nordson Corp.                                   6,500         247
   Tecumseh Products Co., Class A                  3,300          71
   Zebra Technologies Corp., Class A *            14,000         547
--------------------------------------------------------------------
                                                               2,003
--------------------------------------------------------------------
MEDIA - 1.5%
   Belo Corp., Class A                            18,500         423
   Emmis Communications Corp., Class A *           7,223         159
   Entercom Communications Corp. *                 7,700         243
   Lee Enterprises, Inc.                           8,300         353
   Media General, Inc., Class A                    4,400         255
   Readers Digest Association (The), Inc.         19,500         311
   Scholastic Corp. *                              6,900         255
   Washington Post Co., Class B                    1,140         915
   Westwood One, Inc.                             12,600         251
--------------------------------------------------------------------
                                                               3,165
--------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.0%
   Precision Castparts Corp.                      25,700       1,365
   Timken (The) Co.                               15,900         471
   Worthington Industries, Inc.                   14,200         298
--------------------------------------------------------------------
                                                               2,134
--------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.2%
   Brink's (The) Co.                              10,800         443
   Carlisle Cos., Inc.                             6,000         381
   Crane Co.                                       9,300         277

See Notes to the Financial Statements.

EQUITY FUNDS   54   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                 NUMBER      VALUE
                                               OF SHARES    (000S)
COMMON STOCKS - 96.9% - CONTINUED

MISCELLANEOUS MANUFACTURING - 2.2% - (CONTINUED)
   Donaldson Co., Inc.                            12,800  $      391
   Federal Signal Corp.                            8,200         140
   Harsco Corp.                                    7,800         511
   Lancaster Colony Corp.                          5,300         228
   Pentair, Inc.                                  19,800         723
   SPX Corp.                                      14,100         648
   Teleflex, Inc.                                  7,700         543
   Trinity Industries, Inc.                        8,400         340
--------------------------------------------------------------------
                                                               4,625
--------------------------------------------------------------------
OFFICE FURNISHINGS - 0.5%
   HNI Corp.                                      10,400         626
   Miller (Herman), Inc.                          13,700         415
--------------------------------------------------------------------
                                                               1,041
--------------------------------------------------------------------
OIL & GAS - 5.0%
   Denbury Resources, Inc. *                      10,900         550
   ENSCO International, Inc.                      28,800       1,342
   Forest Oil Corp. *                             10,700         557
   Helmerich & Payne, Inc.                        10,100         610
   Newfield Exploration Co. *                     24,000       1,178
   Noble Energy, Inc.                             33,200       1,557
   Patterson-UTI Energy, Inc.                     32,500       1,173
   Pioneer Natural Resources Co.                  27,200       1,494
   Plains Exploration & Production Co. *          15,200         651
   Pogo Producing Co.                             11,500         678
   Pride International, Inc. *                    30,000         855
--------------------------------------------------------------------
                                                              10,645
--------------------------------------------------------------------
OIL & GAS SERVICES - 2.1%
   Cooper Cameron Corp. *                         10,700         791
   FMC Technologies, Inc. *                       13,500         568
   Grant Prideco, Inc. *                          24,100         980
   Hanover Compressor Co. *                       16,300         226
   Smith International, Inc.                      40,200       1,339
   Tidewater, Inc.                                12,000         584
--------------------------------------------------------------------
                                                               4,488
--------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Packaging Corp. of America                     11,800         229
   Sonoco Products Co.                            18,100         494
--------------------------------------------------------------------
                                                                 723
--------------------------------------------------------------------
PHARMACEUTICALS - 2.9%
   Barr Pharmaceuticals, Inc. *                   20,300       1,115
   Cephalon, Inc. *                               11,300         525
   IVAX Corp. *                                   41,000       1,081
   Omnicare, Inc.                                 20,100       1,130
   Par Pharmaceutical Cos., Inc. *                 6,600         176
   Perrigo Co.                                    16,500         236
   Sepracor, Inc. *                               20,100       1,186
   Valeant Pharmaceuticals International          17,700         355
   VCA Antech, Inc. *                             15,100         385
--------------------------------------------------------------------
                                                               6,189
--------------------------------------------------------------------
PIPELINES - 1.6%
   Equitable Resources, Inc.                      23,700         926
   National Fuel Gas Co.                          16,500         564
   Questar Corp.                                  16,500       1,454
   Western Gas Resources, Inc.                    10,800         553
--------------------------------------------------------------------
                                                               3,497
--------------------------------------------------------------------
REITS - 3.2%
   AMB Property Corp.                             15,900         714
   Developers Diversified Realty Corp.            20,500         957
   Highwoods Properties, Inc.                     10,600         313
   Hospitality Properties Trust                   14,238         610
   Liberty Property Trust                         16,500         702
   Macerich (The) Co.                             11,500         747
   Mack-Cali Realty Corp.                         12,100         544
   New Plan Excel Realty Trust                    20,500         470
   Regency Centers Corp.                          12,347         709
   United Dominion Realty Trust, Inc.             25,600         607
   Weingarten Realty Investors                    14,900         564
--------------------------------------------------------------------
                                                               6,937
--------------------------------------------------------------------
RETAIL - 8.0%
   99 Cents Only Stores *                          9,000          83
   Abercrombie & Fitch Co., Class A               16,700         833
   Advance Auto Parts, Inc. *                     20,550         795
   Aeropostale, Inc. *                            10,600         225
   American Eagle Outfitters, Inc.                26,200         616
   AnnTaylor Stores Corp. *                       13,900         369
   Applebee's International, Inc.                 15,200         314
   Barnes & Noble, Inc.                           10,600         400
   BJ's Wholesale Club, Inc. *                    13,000         361
   Bob Evans Farms, Inc.                           7,100         161
   Borders Group, Inc.                            13,300         295
   Brinker International, Inc. *                  16,600         623
   Carmax, Inc. *                                 19,800         619

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   55   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
MID CAP INDEX FUND(continued)

                                                 NUMBER      VALUE
                                               OF SHARES     (000S)
COMMON STOCKS - 96.9% - CONTINUED

RETAIL - 8.0% - (CONTINUED)
   CBRL Group, Inc.                                9,100  $      306
   Cheesecake Factory (The), Inc. *               15,200         475
   Chico's FAS, Inc. *                            34,500       1,270
   Claire's Stores, Inc.                          18,600         449
   Copart, Inc. *                                 12,900         308
   Dollar Tree Stores, Inc. *                     21,000         455
   Foot Locker, Inc.                              29,400         645
   Krispy Kreme Doughnuts, Inc. *                 11,100          69
   Michaels Stores, Inc.                          26,100         863
   Neiman Marcus Group (The), Inc., Class A        9,500         950
   O'Reilly Automotive, Inc. *                    21,100         595
   Outback Steakhouse, Inc.                       12,300         450
   Pacific Sunwear of California, Inc. *          14,400         309
   Payless Shoesource, Inc. *                     13,100         228
   Petsmart, Inc.                                 27,800         605
   Pier 1 Imports, Inc.                           16,600         187
   Regis Corp.                                     8,700         329
   Ross Stores, Inc.                              28,400         673
   Ruby Tuesday, Inc.                             12,300         268
   Saks, Inc. *                                   27,000         500
   Urban Outfitters, Inc. *                       21,200         623
   Williams-Sonoma, Inc. *                        22,100         848
--------------------------------------------------------------------
                                                              17,099
--------------------------------------------------------------------
SAVINGS & LOANS - 1.0%
   Astoria Financial Corp.                        17,400         460
   Independence Community Bank Corp.              14,600         498
   New York Community Bancorp, Inc.               46,300         759
   Washington Federal, Inc.                       15,800         356
--------------------------------------------------------------------
                                                               2,073
--------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
   Atmel Corp. *                                  81,000         167
   Cabot Microelectronics Corp. *                  5,000         147
   Credence Systems Corp. *                       18,500         148
   Cree, Inc. *                                   14,400         360
   Cypress Semiconductor Corp. *                  25,700         387
   Fairchild Semiconductor International,
    Inc. *                                        22,800         339
   Integrated Device Technology, Inc. *           37,830         406
   International Rectifier Corp. *                12,000         541
   Intersil Corp., Class A                        29,400         640
   Lam Research Corp. *                           26,400         804
   Lattice Semiconductor Corp. *                  18,700          80
   LTX Corp. *                                    12,700          54
   MEMC Electronic Materials, Inc. *              30,400         693
   Micrel, Inc. *                                 13,300         149
   Microchip Technology, Inc.                     40,500       1,220
   Semtech Corp. *                                14,300         236
   Silicon Laboratories, Inc. *                    8,500         258
   Triquint Semiconductor, Inc. *                 25,300          89
--------------------------------------------------------------------
                                                               6,718
--------------------------------------------------------------------
SOFTWARE - 2.3%
   Activision, Inc. *                             38,433         786
   Acxiom Corp.                                   15,200         285
   Advent Software, Inc. *                         3,000          81
   Certegy, Inc.                                  12,000         480
   CSG Systems International, Inc. *               9,300         202
   Dun & Bradstreet Corp. *                       12,700         837
   Fair Isaac Corp.                               12,300         551
   Keane, Inc. *                                   8,800         101
   MoneyGram International, Inc.                  15,700         341
   SEI Investments Co.                            11,900         447
   Sybase, Inc. *                                 16,613         389
   Transaction Systems Architects, Inc. *          7,200         200
   Wind River Systems, Inc. *                     14,800         191
--------------------------------------------------------------------
                                                               4,891
--------------------------------------------------------------------
TELECOMMUNICATIONS - 2.0%
   3Com Corp. *                                   74,100         302
   Adtran, Inc.                                   13,100         413
   Cincinnati Bell, Inc. *                        45,600         201
   CommScope, Inc. *                              10,700         186
   Harris Corp.                                   25,800       1,078
   Newport Corp. *                                 7,000          98
   Plantronics, Inc.                               9,100         280
   Polycom, Inc. *                                17,900         289
   Powerwave Technologies, Inc. *                 21,000         273
   RF Micro Devices, Inc. *                       36,100         204
   Telephone & Data Systems, Inc.                 20,000         780
   UTStarcom, Inc. *                              19,200         157
--------------------------------------------------------------------
                                                               4,261
--------------------------------------------------------------------
TEXTILES - 0.4%
   Mohawk Industries, Inc. *                      10,300         827
--------------------------------------------------------------------
TRANSPORTATION - 2.2%
   Alexander & Baldwin, Inc.                       8,200         437
   C.H. Robinson Worldwide, Inc.                  16,300       1,045

See Notes to the Financial Statements.

EQUITY FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                 NUMBER      VALUE
                                               OF SHARES     (000S)
COMMON STOCKS - 96.9% - CONTINUED

TRANSPORTATION -  2.2% - (CONTINUED)
     CNF, Inc.                                    10,100    $    530
     Expeditors International Washington, Inc.    20,400       1,158
     Hunt (J.B.) Transport Services, Inc.         24,400         464
     Overseas Shipholding Group                    5,500         321
     Swift Transportation Co., Inc. *             10,500         186
     Werner Enterprises, Inc.                     10,500         182
     Yellow Roadway Corp. *                       10,900         451
--------------------------------------------------------------------
                                                               4,774
--------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
     GATX Corp.                                    9,800         388
--------------------------------------------------------------------
WATER - 0.3%
     Aqua America, Inc.                           18,800         715
--------------------------------------------------------------------
TOTAL COMMON STOCKS
--------------------------------------------------------------------
(COST $194,216)                                              206,922

                                               PRINCIPAL
                                                AMOUNT      VALUE
                                                (000S)      (000S)
SHORT-TERM INVESTMENTS - 3.8%
     Societe Generale, Grand Cayman,
       Eurodollar Time Deposit,
       3.94%, 10/3/05                          $   7,715       7,715
     U.S. Treasury Bill, (1)
       3.25%, 12/1/05                                345         343
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------
(COST $8,058)                                                  8,058

--------------------------------------------------------------------
TOTAL INVESTMENTS - 100.7%
--------------------------------------------------------------------
(COST $202,274)                                              214,980
     Liabilities less Other Assets - (0.7)%                   (1,380)
--------------------------------------------------------------------
NET ASSETS - 100.0%                                       $  213,600

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

* Non-Income Producing Security

At September 30, 2005, the Mid Cap Index Fund had open futures contracts as follows:

                          NOTIONAL                           UNREALIZED
             NUMBER OF     AMOUNT      CONTRACT  CONTRACT       GAIN
  TYPE       CONTRACTS     (000S)      POSITION     EXP.       (000S)
S&P
MidCap 400      18        $ 6,486        Long      12/05     $       88
=======================================================================

At September 30, 2005, the industry sectors for the Mid Cap Index Fund were:

                                                      % OF LONG-TERM
INDUSTRY SECTOR                                          INVESTMENTS
Consumer Discretionary                                          16.7%
Consumer Staples                                                 3.4
Energy                                                           9.2
Financials                                                      18.0
Health Care                                                     12.2
Industrials                                                     12.6
Information Technology                                          15.0
Materials                                                        4.3
Telecommunication Services                                       0.5
Utilities                                                        8.1
--------------------------------------------------------------------
Total                                                          100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   57   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SELECT EQUITY FUND

                                                       NUMBER           VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.9%

AEROSPACE/DEFENSE - 5.3%
   Boeing (The) Co.                                    74,000          $ 5,028
   Goodrich Corp.                                      65,000            2,882
   Rockwell Collins, Inc.                              60,000            2,899
   United Technologies Corp.                           70,000            3,629
------------------------------------------------------------------------------
                                                                        14,438
------------------------------------------------------------------------------
APPAREL - 0.9%
   NIKE, Inc., Class B                                 30,500            2,491
------------------------------------------------------------------------------
BEVERAGES - 4.8%
   Brown-Forman Corp., Class B                         22,000            1,310
   Coca-Cola (The) Co.                                100,000            4,319
   PepsiCo, Inc.                                      133,000            7,542
------------------------------------------------------------------------------
                                                                        13,171
------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.6%
   Amgen, Inc. *                                       90,000            7,170
------------------------------------------------------------------------------
COMPUTERS - 3.4%
   Apple Computer, Inc. *                              50,000            2,680
   Dell, Inc. *                                       135,000            4,617
   EMC Corp. of Massachusetts *                       153,000            1,980
------------------------------------------------------------------------------
                                                                         9,277
------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 3.1%
   Procter & Gamble Co.                               140,000            8,324
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%
   Chicago Mercantile Exchange Holdings, Inc.           6,000            2,024
   Franklin Resources, Inc.                            47,000            3,946
------------------------------------------------------------------------------
                                                                         5,970
------------------------------------------------------------------------------
ELECTRIC - 1.0%
   TXU Corp.                                           24,500            2,766
------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 6.5%
   Alcon, Inc.                                         31,000            3,964
   Johnson & Johnson                                  130,000            8,227
   Medtronic, Inc.                                    100,000            5,362
------------------------------------------------------------------------------
                                                                        17,553
------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 7.7%
   Humana, Inc. *                                      68,000            3,256
   Medco Health Solutions, Inc. *                      63,000            3,454
   UnitedHealth Group, Inc.                           125,000            7,025
   WellChoice, Inc. *                                  50,000            3,795
   WellPoint, Inc. *                                   44,000            3,336
------------------------------------------------------------------------------
                                                                        20,866
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.7%
   Fortune Brands, Inc.                                24,000            1,952
------------------------------------------------------------------------------
INSURANCE - 2.6%
   Progressive (The) Corp.                             39,000            4,086
   Prudential Financial, Inc.                          46,000            3,108
------------------------------------------------------------------------------
                                                                         7,194
------------------------------------------------------------------------------
INTERNET - 1.0%
   Symantec Corp. *                                   117,083            2,653
------------------------------------------------------------------------------
LODGING - 1.3%
   Harrah's Entertainment, Inc.                        25,500            1,662
   Marriott International, Inc., Class A               30,000            1,890
------------------------------------------------------------------------------
                                                                         3,552
------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.8%
   Caterpillar, Inc.                                   84,000            4,935
------------------------------------------------------------------------------
MEDIA - 2.4%
   Comcast Corp., Special Class A *                   103,000            2,964
   Time Warner, Inc.                                  200,000            3,622
------------------------------------------------------------------------------
                                                                         6,586
------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 1.5%
   Precision Castparts Corp.                           75,000            3,983
------------------------------------------------------------------------------
MINING - 1.7%
   Freeport-McMoRan Copper & Gold, Inc., Class B       97,000            4,713
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 4.6%
   General Electric Co.                               175,000            5,892
   Honeywell International, Inc.                       65,000            2,437
   ITT Industries, Inc.                                36,000            4,090
------------------------------------------------------------------------------
                                                                        12,419
------------------------------------------------------------------------------
OIL & GAS - 3.2%
   Apache Corp.                                        41,700            3,137
   Burlington Resources, Inc.                          35,000            2,846
   EnCana Corp.                                        47,800            2,787
------------------------------------------------------------------------------
                                                                         8,770
------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.6%
   Halliburton Co.                                     83,000            5,687
   National-Oilwell Varco, Inc. *                      63,000            4,146
------------------------------------------------------------------------------
                                                                         9,833
------------------------------------------------------------------------------
PHARMACEUTICALS - 5.1%
   Abbott Laboratories                                 81,000            3,434
   Gilead Sciences, Inc. *                             73,000            3,560
   Teva Pharmaceutical Industries Ltd. ADR             60,000            2,005
   Wyeth                                              104,000            4,812
------------------------------------------------------------------------------
                                                                        13,811
------------------------------------------------------------------------------
PIPELINES - 0.7%
   Questar Corp.                                       22,000            1,939
------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY FUNDS   58   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER           VALUE
                                                     OF SHARES          (000S)
COMMON STOCKS - 99.9% - CONTINUED

RETAIL - 7.0%
   CVS Corp.                                          115,000         $  3,336
   Kohl's Corp. *                                      70,000            3,513
   Nordstrom, Inc.                                     84,445            2,898
   Staples, Inc.                                      122,000            2,601
   Walgreen Co.                                        73,000            3,172
   Yum! Brands, Inc.                                   71,000            3,437
------------------------------------------------------------------------------
                                                                        18,957
------------------------------------------------------------------------------
SEMICONDUCTORS - 7.9%
   Broadcom Corp., Class A *                           47,000            2,205
   Intel Corp.                                        300,000            7,395
   Microchip Technology, Inc.                          80,000            2,410
   National Semiconductor Corp.                       140,000            3,682
   Texas Instruments, Inc.                            173,600            5,885
------------------------------------------------------------------------------
                                                                        21,577
------------------------------------------------------------------------------
SOFTWARE - 8.1%
   Adobe Systems, Inc.                                 80,000            2,388
   Autodesk, Inc.                                      47,000            2,183
   Microsoft Corp.                                    488,000           12,556
   Oracle Corp. *                                     401,100            4,970
------------------------------------------------------------------------------
                                                                        22,097
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.8%
   Cisco Systems, Inc. *                              210,000            3,765
   Corning, Inc. *                                    265,000            5,122
   Motorola, Inc.                                     305,000            6,738
   NII Holdings, Inc. *                                29,000            2,449
   QUALCOMM, Inc.                                      60,000            2,685
   Telefonaktiebolaget LM Ericsson                     84,000            3,095
------------------------------------------------------------------------------
                                                                        23,854
------------------------------------------------------------------------------
TRANSPORTATION - 0.4%
   Norfolk Southern Corp.                              30,000            1,217
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------------------
(COST $240,893)                                                        272,068

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                     (000S)            (000S)
SHORT-TERM INVESTMENT - 3.9%
   Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                                  $ 10,656         $ 10,656
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
------------------------------------------------------------------------------
(COST $10,656)                                                          10,656
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.8%
------------------------------------------------------------------------------
(COST $251,549)                                                        282,724
   Liabilities less Other Assets - (3.8)%                              (10,472)
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $272,252

*     Non-Income Producing Security

At September 30, 2005, the industry sectors for the Select Equity Fund were:

                                                                % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
Consumer Discretionary                                                 10.1%
Consumer Staples                                                       10.4
Energy                                                                  6.9
Financials                                                              4.9
Health Care                                                            21.4
Industrials                                                            13.8
Information Technology                                                 28.0
Materials                                                               1.8
Telecommunication Services                                              0.9
Utilities                                                               1.8
Total                                                                 100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   59   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP GROWTH FUND

                                                       NUMBER         VALUE
                                                     OF SHARES        (000S)
COMMON STOCKS - 99.6%

ADVERTISING - 1.3%
   Getty Images, Inc. *                                 9,900       $      852
------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.0%
   Esterline Technologies Corp. *                      33,900            1,284
------------------------------------------------------------------------------
BANKS - 1.7%
   East-West Bancorp, Inc.                             23,800              810
   PrivateBancorp, Inc.                                 9,000              309
------------------------------------------------------------------------------
                                                                         1,119
------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
   Serologicals Corp. *                                63,800            1,439
------------------------------------------------------------------------------
COMMERCIAL SERVICES - 11.1%
   Alliance Data Systems Corp. *                       26,100            1,022
   Bright Horizons Family Solutions, Inc. *            35,500            1,363
   Copart, Inc. *                                      68,100            1,625
   Corporate Executive Board Co.                       16,400            1,279
   Labor Ready, Inc. *                                 55,200            1,416
   Universal Technical Institute, Inc. *               14,800              527
------------------------------------------------------------------------------
                                                                         7,232
------------------------------------------------------------------------------
COMPUTERS - 1.7%
   CACI International, Inc., Class A *                  7,800              473
   Manhattan Associates, Inc. *                        25,700              596
------------------------------------------------------------------------------
                                                                         1,069
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
   Calamos Asset Management, Inc., Class A             31,200              770
------------------------------------------------------------------------------
ELECTRONICS - 2.3%
   Flir Systems, Inc. *                                24,100              713
   Nam Tai Electronics, Inc.                           19,000              483
   Trimble Navigation Ltd. *                            9,100              307
------------------------------------------------------------------------------
                                                                         1,503
------------------------------------------------------------------------------
ENTERTAINMENT - 3.3%
   Lions Gate Entertainment Corp. *                   143,600            1,370
   Shuffle Master, Inc. *                              29,900              790
------------------------------------------------------------------------------
                                                                         2,160
------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 1.7%
   Stericycle, Inc. *                                  19,300            1,103
------------------------------------------------------------------------------
FOOD - 2.2%
   United Natural Foods, Inc. *                        39,400            1,393
------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 13.3%
   Advanced Medical Optics, Inc. *                     23,900              907
   American Medical Systems Holdings, Inc. *           54,200            1,092
   Gen-Probe, Inc. *                                   33,700            1,666
   IDEXX Laboratories, Inc. *                          28,600            1,913
   Lifeline Systems, Inc. *                            20,700              692
   Respironics, Inc. *                                 25,500            1,076
   Sybron Dental Specialties, Inc. *                   31,000            1,289
------------------------------------------------------------------------------
                                                                         8,635
------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 4.9%
   Pediatrix Medical Group, Inc. *                     16,900            1,298
   Psychiatric Solutions, Inc. *                       19,500            1,058
   Sierra Health Services *                            12,200              840
------------------------------------------------------------------------------
                                                                         3,196
------------------------------------------------------------------------------
INSURANCE - 1.5%
   Selective Insurance Group, Inc.                     20,100              983
------------------------------------------------------------------------------
INTERNET - 2.5%
   Digital Insight Corp. *                             12,400              323
   Digital River, Inc. *                                9,300              324
   F5 Networks, Inc. *                                 10,700              465
   Websense, Inc. *                                    10,200              523
------------------------------------------------------------------------------
                                                                         1,635
------------------------------------------------------------------------------
IRON/STEEL - 0.7%
   Carpenter Technology Corp.                           8,000              469
------------------------------------------------------------------------------
LEISURE TIME - 1.3%
   Life Time Fitness, Inc. *                           24,500              812
------------------------------------------------------------------------------
LODGING - 3.2%
   Great Wolf Resorts, Inc. *                          68,800              712
   La Quinta Corp. *                                  154,700            1,344
------------------------------------------------------------------------------
                                                                         2,056
------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.4%
   Zebra Technologies Corp., Class A*                  23,800              930
------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.8%
   NS Group, Inc. *                                    12,500              491
------------------------------------------------------------------------------
OIL & GAS - 5.1%
   InterOil Corp. *                                    17,300              403
   Range Resources Corp.                               49,200            1,899
   Rowan Cos., Inc.                                    27,800              987
------------------------------------------------------------------------------
                                                                         3,289
------------------------------------------------------------------------------
OIL & GAS SERVICES - 4.1%
   Cal Dive International, Inc. *                      28,300            1,794
   Veritas DGC, Inc. *                                 24,400              894
------------------------------------------------------------------------------
                                                                         2,688
------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
   MGI Pharma, Inc. *                                  18,600              434
   Salix Pharmaceuticals Ltd. *                        26,000              552

See Notes to the Financial Statements.

EQUITY FUNDS   60   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER          VALUE
                                                     OF SHARES         (000S)
COMMON STOCKS - 99.6% - CONTINUED

PHARMACEUTICALS - 3.6%  - (CONTINUED)
   VCA Antech, Inc. *                                  53,900         $  1,376
------------------------------------------------------------------------------
                                                                         2,362
------------------------------------------------------------------------------
REITS - 1.9%
   Centerpoint Properties Trust                        28,200            1,263
------------------------------------------------------------------------------
RESTAURANTS - 1.6%
   Applebee's International, Inc.                      49,600            1,026
------------------------------------------------------------------------------
RETAIL - 2.4%
   Dick's Sporting Goods, Inc. *                       31,100              937
   Talbots, Inc.                                       20,500              613
------------------------------------------------------------------------------
                                                                         1,550
------------------------------------------------------------------------------
SEMICONDUCTORS - 5.3%
   ATI Technologies, Inc. *                            47,800              666
   Formfactor, Inc. *                                  19,100              436
   QLogic Corp. *                                      25,200              862
   Sigmatel, Inc. *                                    23,800              482
   Silicon Laboratories, Inc. *                        17,000              517
   Varian Semiconductor Equipment
     Associates, Inc. *                                12,000              508
------------------------------------------------------------------------------
                                                                         3,471
------------------------------------------------------------------------------
SOFTWARE - 9.9%
   Ansys, Inc. *                                       25,400              978
   Certegy, Inc.                                       24,300              972
   Cognos, Inc. *                                      29,300            1,141
   Global Payments, Inc.                               19,800            1,539
   Quest Software, Inc. *                              64,100              966
   THQ, Inc. *                                         37,500              799
------------------------------------------------------------------------------
                                                                         6,395
------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.6%
   Plantronics, Inc.                                   12,900              397
------------------------------------------------------------------------------
TRANSPORTATION - 4.8%
   Hunt (J.B.) Transport Services, Inc.                69,500            1,321
   Universal Truckload Services, Inc. *                27,700              515
   UTI Worldwide, Inc.                                 16,400            1,274
------------------------------------------------------------------------------
                                                                         3,110
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------------------
(COST $54,689)                                                          64,682

                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                     (000S)            (000S)
SHORT-TERM INVESTMENT - 2.1%
   Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                                  $  1,372        $   1,372
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
------------------------------------------------------------------------------
(COST $1,372)                                                            1,372
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.7%
------------------------------------------------------------------------------
(COST $56,061)                                                          66,054
   Liabilities less Other Assets - (1.7)%                               (1,114)
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $  64,940

*     Non-Income Producing Security

At September 30, 2005, the industry sectors for the Small Cap Growth Fund were:

                                                                % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
Consumer Discretionary                                                   16.0%
Consumer Staples                                                          2.2
Energy                                                                   10.0
Financials                                                                6.4
Health Care                                                              24.2
Industrials                                                              15.2
Information Technology                                                   25.3
Materials                                                                 0.7
-----------------------------------------------------------------------------
Total                                                                   100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   61   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6%

ADVERTISING - 0.3%
   Advo, Inc.                                                    10,162   $    318
   Catalina Marketing Corp.                                      16,800        382
   Greenfield Online, Inc. *                                      5,800         31
   Marchex, Inc., Class B *                                       7,100        118
   ValueVision Media, Inc., Class A *                             9,700        110
   Ventiv Health, Inc. *                                          8,700        228
----------------------------------------------------------------------------------
                                                                             1,187
----------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
   AAR Corp. *                                                   10,900        187
   Argon ST, Inc. *                                               3,140         92
   Armor Holdings, Inc. *                                        11,600        499
   BE Aerospace, Inc. *                                          19,500        323
   Curtiss-Wright Corp.                                           7,400        457
   DRS Technologies, Inc.                                         9,189        454
   EDO Corp.                                                      5,500        165
   Engineered Support Systems, Inc.                              13,812        567
   Esterline Technologies Corp. *                                 8,300        314
   GenCorp, Inc. *                                               17,700        330
   Heico Corp.                                                    7,500        174
   Herley Industries, Inc. *                                      4,700         88
   Innovative Solutions & Supports, Inc. *                        4,800         75
   K&F Industries Holdings, Inc. *                                5,100         85
   Kaman Corp., Class A                                           7,800        160
   Moog, Inc., Class A *                                         11,562        341
   MTC Technologies, Inc. *                                       3,600        115
   Orbital Sciences Corp. *                                      17,800        222
   Sequa Corp., Class A *                                         2,000        118
   Teledyne Technologies, Inc. *                                 10,800        372
   Triumph Group, Inc. *                                          5,600        208
   United Industrial Corp. of New York                            3,600        129
----------------------------------------------------------------------------------
                                                                             5,475
----------------------------------------------------------------------------------
AGRICULTURE - 0.3%
   Alico, Inc.                                                    1,300         67
   Alliance One International, Inc.                              29,100        103
   Andersons (The), Inc.                                          2,200         64
   Delta & Pine Land Co.                                         12,400        327
   Maui Land & Pineapple Co., Inc. *                              1,100         33
   Tejon Ranch Co. *                                              2,800        132
   Universal Corp. of Virginia                                    8,600        334
   Vector Group Ltd.                                              8,982        180
----------------------------------------------------------------------------------
                                                                             1,240
----------------------------------------------------------------------------------
AIRLINES - 0.5%
   Airtran Holdings, Inc. *                                      28,600        362
   Alaska Air Group, Inc. *                                       9,200        267
   Continental Airlines, Inc., Class B *                         23,100        223
   ExpressJet Holdings, Inc. *                                   14,900        134
   Frontier Airlines, Inc. *                                     12,450        122
   MAIR Holdings, Inc. *                                            600          4
   Mesa Air Group, Inc. *                                        10,700         88
   Pinnacle Airlines Corp. *                                      7,300         47
   Republic Airways Holdings, Inc. *                              4,800         69
   Skywest, Inc.                                                 19,900        534
   World Air Holdings, Inc. *                                     8,200         87
----------------------------------------------------------------------------------
                                                                             1,937
----------------------------------------------------------------------------------
APPAREL - 0.8%
   Carter's, Inc. *                                               6,000        341
   Cherokee, Inc.                                                 2,700         94
   Deckers Outdoor Corp. *                                        3,600         87
   DHB Industries, Inc. *                                        10,500         44
   Guess?, Inc. *                                                 5,700        122
   Gymboree Corp. *                                              10,700        146
   Hartmarx Corp. *                                               8,300         54
   K-Swiss, Inc., Class A                                         8,400        248
   Kellwood Co.                                                   8,950        231
   Maidenform Brands, Inc. *                                      3,700         51
   Oxford Industries, Inc.                                        4,800        217
   Perry Ellis International, Inc. *                              3,500         76
   Phillips-Van Heusen Corp.                                     10,500        326
   Russell Corp.                                                 11,600        163
   Skechers U.S.A., Inc., Class A *                               7,500        123
   Steven Madden Ltd. *                                           4,800        110
   Stride Rite Corp.                                             12,600        161
   Warnaco Group (The), Inc. *                                   16,000        351
   Weyco Group, Inc.                                              2,000         39
   Wolverine World Wide, Inc.                                    18,800        396
----------------------------------------------------------------------------------
                                                                             3,380
----------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.1%
   A.S.V., Inc. *                                                 6,200        140
   Wabash National Corp.                                         10,200        201
----------------------------------------------------------------------------------
                                                                               341
----------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.8%
   Accuride Corp. *                                               4,100         57
   Aftermarket Technology Corp. *                                 7,600        140
   American Axle & Manufacturing Holdings, Inc.                  14,400        332

See Notes to the Financial Statements.

EQUITY FUNDS   62   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6%  - CONTINUED

AUTO PARTS & EQUIPMENT - 0.8% - (CONTINUED)
   ArvinMeritor, Inc.                                            23,600   $    395
   Bandag, Inc.                                                   3,800        163
   Commercial Vehicle Group, Inc. *                               4,900        103
   Cooper Tire & Rubber Co.                                      21,500        328
   Hayes Lemmerz International, Inc. *                           13,300         59
   Keystone Automotive Industries, Inc. *                         5,600        161
   Modine Manufacturing Co.                                      12,000        440
   Noble International Ltd.                                       2,900         70
   Standard Motor Products, Inc.                                  4,200         34
   Strattec Security Corp. *                                      1,100         57
   Superior Industries International, Inc.                        7,800        168
   Tenneco Automotive, Inc. *                                    14,500        254
   Titan International, Inc.                                      4,800         66
   Visteon Corp.                                                 42,500        416
----------------------------------------------------------------------------------
                                                                             3,243
----------------------------------------------------------------------------------
BANKS - 7.9%
   1st Source Corp.                                               4,326        100
   ABC Bancorp                                                    4,320         83
   Alabama National Bancorp                                       4,600        294
   Amcore Financial, Inc.                                         7,482        234
   Amegy Bancorp, Inc.                                           24,100        545
   AmericanWest Bancorp *                                         4,120         95
   Ames National Corp.                                            2,800         77
   Arrow Financial Corp.                                          3,167         86
   Bancfirst Corp.                                                1,564        133
   Bancorp Inc. of Delaware *                                     2,585         41
   BancorpSouth, Inc.                                            26,700        610
   BancTrust Financial Group, Inc.                                2,400         46
   Bank Mutual Corp.                                             20,206        217
   Bank of Granite Corp.                                          4,660         89
   Bank of the Ozarks, Inc.                                       3,600        124
   BankFinancial Corp. *                                          7,400        105
   Banner Corp.                                                   3,500         93
   Boston Private Financial Holdings, Inc.                        9,800        260
   Camden National Corp.                                          2,536         96
   Capital City Bank Group, Inc.                                  4,108        155
   Capital Corp. of the West                                      3,240         99
   Capital Crossing Bank *                                        2,200         76
   Capitol Bancorp Ltd.                                           3,800        123
   Cardinal Financial Corp. *                                     9,100         88
   Cascade Bancorp                                                5,625        118
   Cathay General Bancorp, Inc.                                  15,600        553
   Center Financial Corp.                                         4,200         99
   Central Coast Bancorp *                                        4,078         87
   Central Pacific Financial Corp.                               10,680        376
   Chemical Financial Corp.                                       8,504        276
   Chittenden Corp.                                              15,816        419
   Citizens & Northern Corp.                                      2,300         61
   Citizens Banking Corp. of Michigan                            14,700        417
   City Holding Co.                                               6,000        215
   CityBank Lynwood of Washington                                 2,800         96
   Coastal Financial Corp.                                        4,997         75
   CoBiz, Inc.                                                    4,450         83
   Colony Bankcorp, Inc.                                          1,800         49
   Columbia Bancorp                                               2,200         88
   Columbia Banking Systems, Inc.                                 5,166        136
   Commercial Bankshares, Inc. of Florida                         1,200         45
   Community Bancorp *                                            2,000         66
   Community Bank System, Inc.                                   10,200        231
   Community Banks, Inc.                                          7,338        206
   Community Trust Bancorp, Inc.                                  4,535        146
   Corus Bankshares, Inc.                                         6,600        362
   CVB Financial Corp.                                           14,862        276
   Enterprise Financial Services Corp. *                          2,000         42
   EuroBancshares, Inc. *                                         2,500         37
   Farmers Capital Bank Corp.                                     2,100         65
   Financial Institutions, Inc.                                   2,900         53
   First Bancorp of North Carolina                                3,900         78
   First BanCorp of Puerto Rico                                  23,000        389
   First Busey Corp.                                              4,950         96
   First Charter Corp.                                            9,800        240
   First Citizens Bancshares, Inc., Class A                       1,900        324
   First Commonwealth Financial Corp.                            23,028        307
   First Community Bancorp of California                          4,600        220
   First Community Bancshares, Inc. of Virginia                   3,359         99
   First Financial Bancorp                                       12,724        237
   First Financial Bankshares, Inc.                               6,661        232
   First Financial Corp. of Indiana                               4,806        130
   First Indiana Corp.                                            3,962        135
   First Merchants Corp.                                          6,527        169
   First Midwest Bancorp, Inc. of Illinois                       15,700        585
   First Oak Brook Bancshares, Inc.                               2,250         68
   First Regional Bancorp of California *                         1,000         79
   First Republic Bank of California                              6,850        241

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   63   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

BANKS - 7.9% - (CONTINUED)
   First South Bancorp, Inc. of North Calorina                    1,200   $     40
   First State Bancorporation of New Mexico                       5,200        110
   FNB Corp. of Pennsylvania                                     19,829        343
   FNB Corp. of Virginia                                          2,000         55
   Fremont General Corp.                                         21,500        469
   Frontier Financial Corp.                                       8,100        235
   GB&T Bancshares, Inc.                                          3,700         79
   Glacier Bancorp, Inc.                                          9,996        309
   Gold Banc Corp., Inc.                                         14,200        212
   Great Southern Bancorp, Inc.                                   3,700        111
   Greater Bay Bancorp                                           17,700        436
   Greene County Bancshares, Inc.                                 1,700         44
   Hancock Holding Co.                                            9,424        322
   Hanmi Financial Corp.                                         12,700        228
   Harleysville National Corp.                                    9,039        198
   Heartland Financial USA, Inc.                                  3,300         64
   Heritage Commerce Corp. *                                      3,400         71
   Hudson United Bancorp                                         15,200        643
   IBERIABANK Corp.                                               2,875        153
   Independent Bank Corp. of Massachusetts                        4,600        140
   Independent Bank Corp. of Michigan                             6,767        197
   Integra Bank Corp.                                             5,443        118
   Interchange Financial Services Corp. of New Jersey             6,000        104
   Irwin Financial Corp.                                          6,300        128
   Lakeland Bancorp, Inc.                                         5,103         78
   Lakeland Financial Corp.                                       1,800         74
   Macatawa Bank Corp.                                            3,622        124
   Main Street Banks, Inc.                                        4,700        126
   MainSource Financial Group, Inc.                               3,462         61
   MB Financial, Inc.                                             7,650        298
   MBT Financial Corp.                                            5,500        101
   Mercantile Bank Corp.                                          2,315         99
   Mid-State Bancshares                                           8,100        223
   Midwest Banc Holdings, Inc.                                    4,500        104
   Nara Bancorp, Inc.                                             6,600         99
   National Penn Bancshares, Inc.                                10,952        273
   NBC Capital Corp.                                              2,400         60
   NBT Bancorp, Inc.                                             10,504        248
   Northern Empire Bancshares *                                   2,200         55
   Old National Bancorp of Indiana                               22,995        488
   Old Second Bancorp, Inc.                                       3,938        118
   Omega Financial Corp.                                          3,778        106
   Oriental Financial Group, Inc.                                 7,847         96
   Pacific Capital Bancorp                                       15,633        520
   Park National Corp.                                            4,125        447
   Peapack Gladstone Financial Corp.                              2,651         73
   Pennsylvania Commerce Bancorp, Inc. *                          1,500         54
   Peoples Bancorp, Inc. of Ohio                                  3,560         98
   Pinnacle Financial Partners, Inc. *                            1,900         48
   Placer Sierra Bancshares                                       1,900         52
   Preferred Bank of California                                   1,000         40
   Premierwest Bancorp *                                          4,600         69
   PrivateBancorp, Inc.                                           6,000        206
   Prosperity Bancshares, Inc.                                    7,700        233
   Provident Bankshares Corp.                                    11,356        395
   R & G Financial Corp., Class B                                 9,750        134
   Renasant Corp.                                                 3,000         95
   Republic Bancorp, Inc. of Kentucky, Class A                    2,756         58
   Republic Bancorp, Inc. of Michigan                            24,436        346
   Royal Bancshares of Pennsylvania, Inc., Class A                1,583         35
   S & T Bancorp, Inc.                                            8,400        318
   Sandy Spring Bancorp, Inc.                                     5,100        172
   Santander BanCorp                                              1,679         41
   SCBT Financial Corp.                                           2,887         91
   Seacoast Banking Corp. of Florida                              4,020         94
   Security Bank Corp. of Georgia                                 3,000         75
   Sierra Bancorp                                                 1,800         41
   Signature Bank of New York *                                   4,400        119
   Simmons First National Corp., Class A                          5,000        143
   Southside Bancshares, Inc.                                     3,457         66
   Southwest Bancorp, Inc. of Oklahoma                            5,000        110
   State Bancorp, Inc. of New York                                3,036         54
   State Financial Services Corp., Class A                        1,800         66
   Sterling Bancorp of New York                                   5,442        122
   Sterling Bancshares, Inc.                                     15,825        233
   Sterling Financial Corp. of Pennsylvania                       9,257        187
   Suffolk Bancorp                                                3,900        124
   Summit Bancshares, Inc. of Texas                               2,600         48
   Summit Financial Group, Inc.                                   1,400         38
   Sun Bancorp, Inc. of New Jersey *                              3,054         64
   Susquehanna Bancshares, Inc.                                  15,979        384
   SVB Financial Group *                                         12,200        593
   SY Bancorp, Inc.                                               3,700         88
   Taylor Capital Group, Inc.                                     1,300         49

See Notes to the Financial Statements.

EQUITY FUNDS   64   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

BANKS - 7.9% - (CONTINUED)
   Texas Capital Bancshares, Inc. *                               8,000   $    169
   Texas Regional Bancshares, Inc., Class A                      14,351        413
   Tompkins Trustco, Inc.                                         2,503        108
   Trico Bancshares                                               3,800         82
   Trustco Bank Corp. of New York                                26,394        331
   Trustmark Corp.                                               16,500        460
   UCBH Holdings, Inc.                                           31,200        572
   UMB Financial Corp.                                            5,456        358
   Umpqua Holdings Corp.                                         15,683        381
   Union Bankshares Corp. of Virginia                             2,700        113
   United Bankshares, Inc.                                       13,000        454
   United Community Banks, Inc. of Georgia                       10,100        288
   United Security Bancshares, Inc.                               1,900         52
   Univest Corp. of Pennsylvania                                  3,450         95
   Unizan Financial Corp.                                         6,910        167
   USB Holding Co., Inc.                                          4,575        104
   USB Holding Co., Inc. - Fractional *                          50,000          -
   Vineyard National Bancorp                                      2,850         84
   Virginia Commerce Bancorp *                                    2,656         72
   Virginia Financial Group, Inc.                                 2,500         90
   W. Holding Co., Inc.                                          35,800        342
   Washington Trust Bancorp, Inc.                                 4,400        120
   WesBanco, Inc.                                                 7,000        192
   West Bancorp                                                   5,985        111
   West Coast Bancorp of Oregon                                   5,007        125
   Westamerica Bancorporation                                    11,300        584
   Western Sierra Bancorp *                                       2,025         70
   Wilshire Bancorp, Inc.                                         4,600         70
   Wintrust Financial Corp.                                       8,200        412
   Yardville National Bancorp                                     2,900        102
----------------------------------------------------------------------------------
                                                                            32,559
----------------------------------------------------------------------------------
BEVERAGES - 0.2%
   Boston Beer Co., Inc., Class A *                               3,200         80
   Coca-Cola Bottling Co. Consolidated                            1,527         75
   Farmer Bros. Co.                                               2,200         44
   Green Mountain Coffee, Inc. *                                  1,600         56
   Hansen Natural Corp. *                                         4,900        231
   Overland Beverage Distributing *                                  20          -
   Peet's Coffee & Tea, Inc. *                                    4,900        150
----------------------------------------------------------------------------------
                                                                               636
----------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
   Aastrom Biosciences, Inc. *                                   36,200         85
   Alexion Pharmaceuticals, Inc. *                               10,000        277
   Applera Corp. (Celera Genomics Group) *                       25,400        308
   Arena Pharmaceuticals, Inc. *                                 12,200        121
   Ariad Pharmaceuticals, Inc. *                                 19,600        146
   Arqule, Inc. *                                                11,300         88
   Barrier Therapeutics, Inc. *                                   5,600         47
   Bio-Rad Laboratories, Inc., Class A *                          5,900        324
   Cambrex Corp.                                                  9,200        174
   Cell Genesys, Inc. *                                          15,800         87
   Coley Pharmaceutical Group, Inc. *                             2,600         47
   Cotherix, Inc. *                                               4,200         59
   CuraGen Corp. *                                               16,900         84
   Curis, Inc. *                                                 16,700         77
   Decode Genetics, Inc. *                                       18,800        158
   Digene Corp. *                                                 5,000        142
   Diversa Corp. *                                                7,300         42
   Encysive Pharmaceuticals, Inc. *                              19,400        229
   Enzo Biochem, Inc. *                                           9,207        141
   Enzon Pharmaceuticals, Inc. *                                 15,300        101
   Exelixis, Inc. *                                              27,100        208
   Genitope Corp. *                                               8,200         57
   Geron Corp. *                                                 21,000        216
   GTX, Inc. *                                                    1,700         16
   Human Genome Sciences, Inc. *                                 43,533        592
   ICOS Corp. *                                                  21,300        588
   Illumina, Inc. *                                              12,500        160
   Immunogen, Inc. *                                             12,600         92
   Incyte Corp. *                                                28,000        132
   Integra LifeSciences Holdings Corp. *                          7,200        275
   InterMune, Inc. *                                              8,700        144
   Keryx Biopharmaceuticals, Inc. *                               8,800        139
   Lexicon Genetics, Inc. *                                      21,500         86
   Lifecell Corp. *                                              11,100        240
   Martek Biosciences Corp. *                                    10,500        369
   Maxygen, Inc. *                                                8,000         66
   Momenta Pharmaceuticals, Inc. *                                3,400         93
   Monogram Biosciences, Inc. *                                  37,000         87
   Myogen, Inc. *                                                 7,200        169
   Myriad Genetics, Inc. *                                       10,700        234
   Nanogen, Inc. *                                               16,800         54
   Nektar Therapeutics *                                         28,200        478
   Northfield Laboratories, Inc. *                                8,100        104

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   65   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

BIOTECHNOLOGY - 2.2% - (CONTINUED)
   Orchid Cellmark, Inc. *                                        8,900   $     76
   Regeneron Pharmaceuticals, Inc. *                             11,900        113
   Savient Pharmaceuticals, Inc. *                               20,990         79
   Seattle Genetics, Inc. *                                       9,900         52
   Serologicals Corp. *                                          12,100        273
   StemCells, Inc. *                                             22,000        121
   SuperGen, Inc. *                                              17,900        113
   Telik, Inc. *                                                 17,800        291
   Vertex Pharmaceuticals, Inc. *                                31,600        706
----------------------------------------------------------------------------------
                                                                             9,160
----------------------------------------------------------------------------------
BUILDING MATERIALS - 1.2%
   Aaon, Inc. *                                                   3,400         62
   Apogee Enterprises, Inc.                                       9,700        166
   Builders FirstSource, Inc. *                                   3,800         85
   Comfort Systems USA, Inc. *                                   12,600        111
   Drew Industries, Inc. *                                        4,600        119
   Eagle Materials, Inc.                                          6,200        752
   ElkCorp                                                        6,507        233
   Genlyte Group, Inc. *                                          8,300        399
   Interline Brands, Inc. *                                       4,530         95
   Lennox International, Inc.                                    16,300        447
   LSI Industries, Inc.                                           7,112        135
   NCI Building Systems, Inc. *                                   7,200        294
   Simpson Manufacturing Co., Inc.                               12,200        478
   Texas Industries, Inc.                                         7,500        408
   Trex Co., Inc. *                                               4,000         96
   Universal Forest Products, Inc.                                5,200        298
   York International Corp.                                      14,000        785
----------------------------------------------------------------------------------
                                                                             4,963
----------------------------------------------------------------------------------
CHEMICALS - 1.4%
   American Vanguard Corp.                                        3,600         66
   Arch Chemicals, Inc.                                           7,600        177
   Balchem Corp.                                                  2,200         61
   CF Industries Holdings, Inc. *                                13,200        196
   Ferro Corp.                                                   14,350        263
   Fuller (H.B.) Co.                                             10,000        311
   Georgia Gulf Corp.                                            11,100        267
   Grace (W.R.) & Co. *                                          21,900        196
   Hercules, Inc. *                                              38,800        474
   Kronos Worldwide, Inc.                                         1,078         34
   MacDermid, Inc.                                               10,300        270
   Minerals Technologies, Inc.                                    7,100        406
   NewMarket Corp. *                                              5,300         92
   NL Industries, Inc.                                            2,600         49
   Octel Corp.                                                    4,200         70
   Olin Corp.                                                    23,100        439
   OM Group, Inc. *                                               9,400        189
   Pioneer Cos., Inc. *                                           3,900         94
   PolyOne Corp. *                                               30,800        187
   Rockwood Holdings, Inc. *                                      6,300        120
   Schulman (A.), Inc.                                           11,000        197
   Sensient Technologies Corp.                                   15,200        288
   Spartech Corp.                                                11,100        217
   Stepan Co.                                                     1,800         45
   Symyx Technologies, Inc. *                                    11,000        287
   Terra Industries, Inc. *                                      30,200        201
   UAP Holding Corp.                                             10,700        194
   Wellman, Inc.                                                 11,600         73
   Westlake Chemical Corp.                                        4,800        130
   Zoltek Cos., Inc. *                                            3,900         51
----------------------------------------------------------------------------------
                                                                             5,644
----------------------------------------------------------------------------------
COAL - 0.2%
   Alpha Natural Resources, Inc. *                                9,870        297
   Foundation Coal Holdings, Inc.                                 7,970        306
   James River Coal Co. *                                         4,500        227
----------------------------------------------------------------------------------
                                                                               830
----------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.8%
   Aaron Rents, Inc.                                             12,650        268
   ABM Industries, Inc.                                          13,848        288
   ACE Cash Express, Inc. *                                       4,200         82
   Administaff, Inc.                                              6,600        262
   Advance America Cash Advance Centers, Inc.                    22,910        304
   Advisory Board (The) Co. *                                     6,500        338
   Albany Molecular Research, Inc. *                              8,500        104
   Alderwoods Group, Inc. *                                      13,700        224
   AMN Healthcare Services, Inc. *                                4,200         65
   Arbitron, Inc.                                                10,600        422
   Bankrate, Inc. *                                               3,400         93
   Banta Corp.                                                    8,550        435
   BearingPoint, Inc. *                                          60,400        459
   Bowne & Co., Inc.                                             12,100        173
   Bright Horizons Family Solutions, Inc. *                       9,300        357
   CBIZ, Inc. *                                                  22,100        113
   CDI Corp.                                                      4,600        136

See Notes to the Financial Statements.

EQUITY FUNDS   66   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

COMMERCIAL SERVICES - 4.8% - (CONTINUED)
   Central Parking Corp.                                          7,350   $    110
   Cenveo, Inc. *                                                17,170        178
   Chemed Corp.                                                   8,500        368
   Clark, Inc.                                                    5,600         94
   Coinstar, Inc. *                                               8,900        165
   Consolidated Graphics, Inc. *                                  4,100        177
   Corinthian Colleges, Inc. *                                   30,600        406
   Corrections Corp. of America *                                13,010        517
   Corvel Corp. *                                                 2,250         54
   CoStar Group, Inc. *                                           5,700        266
   CRA International, Inc. *                                      3,900        163
   Cross Country Healthcare, Inc. *                              11,200        208
   DeVry, Inc. *                                                 19,600        373
   DiamondCluster International, Inc. *                          10,200         77
   Dollar Thrifty Automotive Group *                              8,500        286
   Educate, Inc. *                                                5,600         84
   Electro Rent Corp. *                                           5,874         74
   Escala Group, Inc. *                                           2,300         38
   Euronet Worldwide, Inc. *                                     10,500        311
   Exponent, Inc. *                                               2,700         85
   First Advantage Corp., Class A *                               1,400         41
   Forrester Research, Inc. *                                     4,900        102
   FTI Consulting, Inc. *                                        14,625        369
   Gartner, Inc. *                                               18,900        221
   Geo Group, Inc. *                                              3,100         82
   Gevity HR, Inc.                                                9,400        256
   Healthcare Services Group                                      9,325        180
   Heidrick & Struggles International, Inc. *                     6,800        220
   Hooper Holmes, Inc.                                           20,000         79
   Hudson Highland Group, Inc. *                                  7,700        192
   Huron Consulting Group, Inc. *                                 2,000         54
   iPayment, Inc. *                                               4,300        163
   Jackson Hewitt Tax Service, Inc.                              12,600        301
   Kelly Services, Inc., Class A                                  5,629        173
   Kforce, Inc. *                                                11,200        115
   Korn/Ferry International *                                    11,400        187
   Labor Ready, Inc. *                                           17,900        459
   Landauer, Inc.                                                 3,000        147
   Learning Tree International, Inc. *                            3,200         42
   LECG Corp. *                                                   5,400        124
   MAXIMUS, Inc.                                                  6,100        218
   McGrath Rentcorp                                               6,864        195
   Midas, Inc. *                                                  5,200        103
   Monro Muffler, Inc. *                                          3,300         87
   Morningstar, Inc. *                                            2,600         83
   MPS Group, Inc. *                                             34,900        412
   Navigant Consulting, Inc. *                                   16,400        314
   NCO Group, Inc. *                                             11,050        228
   Odyssey Marine Exploration, Inc. *                            12,500         46
   Parexel International Corp. *                                  8,900        179
   PHH Corp. *                                                   18,000        494
   PRA International *                                            3,500        106
   Pre-Paid Legal Services, Inc.                                  3,200        124
   PRG-Schultz International, Inc. *                             15,350         46
   Providence Service Corp. (The) *                               3,530        108
   Quanta Services, Inc. *                                       38,900        496
   Rent-Way, Inc. *                                               9,587         66
   Resources Connection, Inc. *                                  15,800        468
   Rollins, Inc.                                                 10,000        195
   Senomyx, Inc. *                                                7,440        127
   SFBC International, Inc. *                                     6,250        278
   Sotheby's Holdings, Inc., Class A *                           13,700        229
   Source Interlink Cos., Inc. *                                 11,400        126
   SOURCECORP, Inc. *                                             5,600        120
   Spherion Corp. *                                              20,130        153
   Startek, Inc.                                                  4,400         58
   Stewart Enterprises, Inc., Class A                            35,200        233
   Strayer Education, Inc.                                        4,900        463
   TeleTech Holdings, Inc. *                                     12,300        123
   TNS, Inc. *                                                    4,000         97
   United Rentals, Inc. *                                        22,500        444
   Universal Technical Institute, Inc. *                          7,400        264
   Valassis Communications, Inc. *                               16,527        644
   Vertrue, Inc. *                                                2,700         98
   Viad Corp.                                                     7,800        213
   Volt Information Sciences, Inc. *                              2,550         52
   Watson Wyatt & Co. Holdings                                   10,600        286
   Wright Express *                                              13,490        291
----------------------------------------------------------------------------------
                                                                            19,931
----------------------------------------------------------------------------------
COMPUTERS - 2.6%
   3D Systems Corp. *                                             4,200         93
   Advanced Digital Information Corp. *                          22,300        210
   Agilysys, Inc.                                                 9,887        167
   Ansoft Corp. *                                                 2,400         70

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   67   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

COMPUTERS - 2.6% - (CONTINUED)
   Anteon International Corp. *                                   9,300   $    398
   Brocade Communications Systems, Inc. *                        87,900        359
   Catapult Communications Corp. *                                3,500         64
   CIBER, Inc. *                                                 17,900        133
   COMSYS IT Partners, Inc. *                                     3,700         45
   Covansys Corp. *                                              10,400        166
   Cyberguard Corp. *                                             7,500         62
   Dot Hill Systems Corp. *                                      15,300        103
   Echelon Corp. *                                                9,900         91
   Electronics for Imaging, Inc. *                               18,600        427
   Factset Research Systems, Inc.                                11,350        400
   Gateway, Inc. *                                               84,200        227
   Henry (Jack) & Associates, Inc.                               24,900        483
   Hutchinson Technology, Inc. *                                  8,515        222
   iGate Corp. *                                                  7,100         26
   Imation Corp.                                                 11,500        493
   Integral Systems, Inc. of Maryland                             3,450         71
   Intergraph Corp. *                                             9,700        434
   InterVoice, Inc. *                                            13,000        117
   Kanbay International, Inc. *                                   8,400        158
   Komag, Inc. *                                                  9,700        310
   Kronos, Inc. *                                                10,618        474
   Lexar Media, Inc. *                                           27,700        177
   Magma Design Automation, Inc. *                               11,900         97
   Manhattan Associates, Inc. *                                   9,400        218
   Maxtor Corp. *                                                83,500        367
   McData Corp., Class A *                                       51,100        268
   Mentor Graphics Corp. *                                       25,500        219
   Mercury Computer Systems, Inc. *                               7,000        184
   Micros Systems, Inc. *                                        12,600        551
   Mobility Electronics, Inc. *                                   9,300         99
   MTS Systems Corp.                                              6,800        257
   Ness Technologies, Inc. *                                      5,400         54
   Netscout Systems, Inc. *                                       7,300         40
   Palm, Inc. *                                                  13,951        395
   PAR Technology Corp. *                                         1,500         35
   Perot Systems Corp., Class A *                                26,600        376
   Quantum Corp. *                                               59,100        183
   Radiant Systems, Inc. *                                        7,900         82
   Radisys Corp. *                                                7,000        136
   Rimage Corp. *                                                 3,500         93
   SI International, Inc. *                                       3,400        105
   Silicon Storage Technology, Inc. *                            28,500        153
   Stratasys, Inc. *                                              3,650        108
   SYKES Enterprises, Inc. *                                      9,100        108
   Synaptics, Inc. *                                              7,800        147
   Syntel, Inc.                                                   2,200         43
   Talx Corp.                                                     6,405        210
   Tyler Technologies, Inc. *                                    12,000         99
----------------------------------------------------------------------------------
                                                                            10,607
----------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.2%
   Chattem, Inc. *                                                6,100        217
   Elizabeth Arden, Inc. *                                        8,700        188
   Inter Parfums, Inc.                                            1,800         35
   Parlux Fragrances, Inc. *                                      2,200         64
   Revlon, Inc., Class A *                                       47,900        154
----------------------------------------------------------------------------------
                                                                               658
----------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.1%
   Aviall, Inc. *                                                11,000        372
   Beacon Roofing Supply, Inc. *                                  5,600        183
   Bell Microproducts, Inc. *                                    10,500        105
   BlueLinx Holdings, Inc.                                        3,800         51
   Brightpoint, Inc. *                                            9,450        181
   Building Material Holding Corp.                                4,700        438
   Central European Distribution Corp. *                          4,600        196
   Handleman Co.                                                  7,300         92
   Hughes Supply, Inc.                                           22,000        717
   Huttig Building Products, Inc. *                               3,700         34
   LKQ Corp. *                                                    4,900        148
   MWI Veterinary Supply, Inc. *                                  1,700         34
   Navarre Corp. *                                                8,900         52
   NuCo2, Inc. *                                                  4,000        103
   Owens & Minor, Inc.                                           12,962        380
   Scansource, Inc. *                                             4,400        214
   United Stationers, Inc. *                                     11,292        540
   Watsco, Inc.                                                   7,350        390
   WESCO International, Inc. *                                   10,800        366
----------------------------------------------------------------------------------
                                                                             4,596
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
   Accredited Home Lenders Holding Co. *                          6,200        218
   Advanta Corp., Class B                                         6,700        189
   ARCHIPELAGO Holdings, Inc. *                                   9,900        395
   Asset Acceptance Capital Corp. *                               3,300         99
   Asta Funding, Inc.                                             3,600        109

See Notes to the Financial Statements.

EQUITY FUNDS   68   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 1.7%  - (CONTINUED)
   BKF Capital Group, Inc.                                        2,600   $     80
   Calamos Asset Management, Inc., Class A                        8,000        197
   CharterMac                                                    13,900        285
   Cityscape Financial Corp. *                                    3,800          -
   Cohen & Steers, Inc.                                           2,800         56
   Collegiate Funding Services, Inc. *                            5,300         78
   CompuCredit Corp. *                                            7,000        311
   Delta Financial Corp.                                          1,900         14
   Doral Financial Corp.                                         28,500        373
   Encore Capital Group, Inc. *                                   5,300         95
   eSPEED, Inc., Class A *                                        7,600         58
   Federal Agricultural Mortgage Corp., Class C                   3,900         95
   Financial Federal Corp.                                        6,200        247
   GAMCO Investors, Inc.                                          2,600        119
   GFI Group, Inc. *                                              2,220         91
   Greenhill & Co., Inc.                                          4,200        175
   International Securities Exchange, Inc. *                      3,800         89
   Investment Technology Group, Inc. *                           13,400        397
   Knight Capital Group, Inc., Class A *                         36,700        305
   LaBranche & Co., Inc. *                                       18,600        162
   MarketAxess Holdings, Inc. *                                   8,300        113
   Metris Cos., Inc. *                                           19,200        281
   Nasdaq Stock Market, Inc. (The) *                             14,900        378
   National Financial Partners Corp.                             11,599        524
   Ocwen Financial Corp. *                                       12,300         85
   optionsXpress Holdings, Inc.                                   6,430        122
   Piper Jaffray Cos. *                                           6,600        197
   Portfolio Recovery Associates, Inc. *                          5,500        237
   Sanders Morris Harris Group, Inc.                              3,800         62
   Stifel Financial Corp. *                                       2,533         91
   SWS Group, Inc.                                                5,077         83
   TradeStation Group, Inc. *                                     7,100         72
   Waddell & Reed Financial, Inc., Class A                       24,900        482
   World Acceptance Corp. *                                       6,700        170
----------------------------------------------------------------------------------
                                                                             7,134
----------------------------------------------------------------------------------
ELECTRIC - 1.6%
   Allete, Inc.                                                   8,800        403
   Aquila, Inc. *                                               125,500        497
   Avista Corp.                                                  17,100        332
   Black Hills Corp.                                             11,000        477
   Calpine Corp. *                                              189,500        491
   Central Vermont Public Service Corp.                           4,200         73
   CH Energy Group, Inc.                                          5,700        271
   Cleco Corp.                                                   17,100        403
   Duquesne Light Holdings, Inc.                                 26,600        458
   El Paso Electric Co. *                                        16,700        348
   Empire District Electric (The) Co.                             8,000        183
   Idacorp, Inc.                                                 14,800        446
   ITC Holdings Corp.                                             3,800        110
   MGE Energy, Inc.                                               6,425        234
   NorthWestern Corp.                                            12,100        365
   Ormat Technologies, Inc.                                       2,700         60
   Otter Tail Corp.                                               9,300        288
   Pike Electric Corp. *                                          4,500         84
   Sierra Pacific Resources *                                    39,388        585
   UIL Holdings Corp.                                             4,600        241
   Unisource Energy Corp.                                        11,120        370
----------------------------------------------------------------------------------
                                                                             6,719
----------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Advanced Energy Industries, Inc. *                             8,900         96
   American Superconductor Corp. *                               11,200        116
   Artesyn Technologies, Inc. *                                  12,891        120
   Belden CDT, Inc.                                              15,312        297
   C&D Technologies, Inc.                                         9,100         86
   China Energy Savings Technology, Inc. *                        1,100          7
   Color Kinetics, Inc. *                                         4,400         66
   Encore Wire Corp. *                                            5,200         85
   Energy Conversion Devices, Inc. *                              7,800        350
   EnerSys *                                                     14,800        225
   General Cable Corp. *                                         13,400        225
   GrafTech International Ltd. *                                 34,100        185
   Greatbatch, Inc. *                                             7,300        200
   Intermagnetics General Corp. *                                 9,193        257
   Littelfuse, Inc. *                                             7,900        222
   Medis Technologies Ltd. *                                      5,196         93
   Powell Industries, Inc. *                                      2,300         50
   Power-One, Inc. *                                             23,300        129
   Superior Essex, Inc. *                                         6,050        109
   Ultralife Batteries, Inc. *                                    5,300         68
   Universal Display Corp. *                                      8,300         93
   Valence Technology, Inc. *                                    15,300         41
   Vicor Corp.                                                    6,800        103
----------------------------------------------------------------------------------
                                                                             3,223
----------------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   69   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

ELECTRONICS - 2.2%
   American Science & Engineering, Inc. *                         2,800   $    184
   Analogic Corp.                                                 4,800        242
   Badger Meter, Inc.                                             1,900         75
   BEI Technologies, Inc.                                         3,900        136
   Bel Fuse, Inc., Class B                                        3,900        142
   Benchmark Electronics, Inc. *                                 14,042        423
   Brady Corp., Class A                                          13,838        428
   Checkpoint Systems, Inc. *                                    13,000        308
   Cogent, Inc. *                                                 7,700        183
   Coherent, Inc. *                                              10,600        310
   CTS Corp.                                                     11,880        144
   Cubic Corp.                                                    5,700         98
   Cymer, Inc. *                                                 12,200        382
   Daktronics, Inc.                                               5,200        125
   Dionex Corp. *                                                 7,000        380
   Electro Scientific Industries, Inc. *                          9,900        221
   Excel Technology, Inc. *                                       3,800         98
   Fargo Electronics, Inc. *                                      4,400         77
   FARO Technologies, Inc. *                                      4,000         78
   FEI Co. *                                                      8,400        162
   Identix, Inc. *                                               30,900        145
   II-VI, Inc. *                                                  7,400        131
   International DisplayWorks, Inc. *                            11,500         68
   Ionatron, Inc. *                                               7,540         76
   Itron, Inc. *                                                  7,700        352
   Keithley Instruments, Inc.                                     4,300         63
   Kemet Corp. *                                                 28,400        238
   LaBarge, Inc. *                                                3,600         46
   LeCroy Corp. *                                                 4,400         65
   Lo-Jack Corp. *                                                6,200        131
   Measurement Specialties, Inc. *                                4,100         87
   Methode Electronics, Inc.                                     11,742        135
   Metrologic Instruments, Inc. *                                 4,300         78
   Molecular Devices Corp. *                                      6,100        127
   Multi-Fineline Electronix, Inc. *                              2,400         70
   OSI Systems, Inc. *                                            5,300         84
   Park Electrochemical Corp.                                     7,100        189
   Paxar Corp. *                                                 12,320        208
   Photon Dynamics, Inc. *                                        6,000        115
   Plexus Corp. *                                                14,800        253
   Rofin-Sinar Technologies, Inc. *                               5,400        205
   Rogers Corp. *                                                 5,800        224
   Sonic Solutions *                                              8,200        176
   Spatialight, Inc. *                                           10,200         45
   Sypris Solutions, Inc.                                         2,700         29
   Taser International, Inc. *                                   20,000        123
   Technitrol, Inc.                                              13,300        204
   TTM Technologies, Inc. *                                      14,700        105
   Varian, Inc. *                                                11,700        402
   Viisage Technology, Inc. *                                    11,500         48
   Watts Water Technologies, Inc., Class A                        8,800        254
   Woodward Governor Co.                                          3,200        272
   X-Rite, Inc.                                                   7,800         97
----------------------------------------------------------------------------------
                                                                             9,041
----------------------------------------------------------------------------------
ENERGY - ALTERNATE SOURCES - 0.5%
   Covanta Holding Corp. *                                       36,900        496
   Evergreen Solar, Inc. *                                       14,000        131
   FuelCell Energy, Inc. *                                       15,400        169
   Headwaters, Inc. *                                            13,700        512
   KFX, Inc. *                                                   19,800        339
   Plug Power, Inc. *                                            17,271        117
   Quantum Fuel Systems Technologies Worldwide, Inc. *           16,600         68
   Syntroleum Corp. *                                            13,600        198
----------------------------------------------------------------------------------
                                                                             2,030
----------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.8%
   Dycom Industries, Inc. *                                      16,500        334
   EMCOR Group, Inc. *                                            5,400        320
   Granite Construction, Inc.                                    11,962        457
   Infrasource Services, Inc. *                                   3,800         55
   Insituform Technologies, Inc., Class A *                       9,300        161
   Layne Christensen Co. *                                        3,000         71
   Perini Corp. *                                                 6,000        109
   Shaw Group (The), Inc. *                                      25,800        636
   URS Corp. *                                                   14,000        565
   Washington Group International, Inc. *                         8,900        480
----------------------------------------------------------------------------------
                                                                             3,188
----------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
   Alliance Gaming Corp. *                                       17,200        187
   Argosy Gaming Co. *                                            9,900        465
   Bluegreen Corp. *                                              6,600        116
   Carmike Cinemas, Inc.                                          4,500        103
   Churchill Downs, Inc.                                          2,600         92
   Dover Downs Gaming & Entertainment, Inc.                       2,930         40

See Notes to the Financial Statements.

EQUITY FUNDS   70   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES   (000S)
COMMON STOCKS - 98.6% - CONTINUED

ENTERTAINMENT - 0.8% - (CONTINUED)
   Great Wolf Resorts, Inc. *                            8,760   $     91
   Isle of Capri Casinos, Inc. *                         5,000        107
   Macrovision Corp. *                                  16,600        317
   Magna Entertainment Corp., Class A *                 13,600         91
   Mikohn Gaming Corp. *                                 8,700        116
   Pinnacle Entertainment, Inc. *                       13,500        247
   Shuffle Master, Inc. *                               11,950        316
   Six Flags, Inc. *                                    32,200        231
   Speedway Motorsports, Inc.                            5,400        196
   Steinway Musical Instruments *                        2,000         53
   Sunterra Corp. *                                      6,900         91
   Vail Resorts, Inc. *                                 10,700        307
-------------------------------------------------------------------------
                                                                    3,166
-------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
   Aleris International, Inc. *                         10,300        283
   American Ecology Corp.                                4,400         86
   Calgon Carbon Corp.                                  12,100         96
   Casella Waste Systems, Inc., Class A *                7,000         92
   Clean Harbors, Inc. *                                 5,300        180
   Darling International, Inc. *                        22,300         79
   Duratek, Inc. *                                       5,000         91
   Metal Management, Inc.                                7,500        190
   Mine Safety Appliances Co.                            9,500        368
   Tetra Tech, Inc. *                                   17,991        303
   Waste Connections, Inc. *                            15,950        559
   Waste Services, Inc. *                               18,800         69
-------------------------------------------------------------------------
                                                                    2,396
-------------------------------------------------------------------------
FOOD - 1.4%
   American Italian Pasta Co., Class A                   6,500         69
   Arden Group, Inc., Class A                              500         38
   Chiquita Brands International, Inc.                  13,800        386
   Corn Products International, Inc.                    25,500        514
   Flowers Foods, Inc.                                  17,125        467
   Gold Kist, Inc. *                                    17,200        336
   Great Atlantic & Pacific Tea Co. *                    5,900        167
   Hain Celestial Group, Inc. *                         10,400        202
   Ingles Markets, Inc., Class A                         3,300         52
   J & J Snack Foods Corp.                               2,000        116
   Lance, Inc.                                          10,500        183
   M & F Worldwide Corp. *                               3,600         56
   Nash Finch Co.                                        4,500        190
   Pathmark Stores, Inc. *                              16,300        184
   Performance Food Group Co. *                         15,900        502
   Premium Standard Farms, Inc. *                        2,700         40
   Ralcorp Holdings, Inc. *                             10,000        419
   Ruddick Corp.                                        11,000        253
   Sanderson Farms, Inc.                                 6,300        234
   Sanfilippo (John B.) & Son *                          2,100         37
   Seaboard Corp.                                          120        165
   Spartan Stores, Inc. *                                7,100         73
   Tootsie Roll Industries, Inc.                         7,800        248
   United Natural Foods, Inc. *                         14,000        495
   Weis Markets, Inc.                                    4,500        180
   Wild Oats Markets, Inc. *                             9,850        127
-------------------------------------------------------------------------
                                                                    5,733
-------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Bowater, Inc.                                        18,800        532
   Buckeye Technologies, Inc. *                         10,300         84
   Caraustar Industries, Inc. *                         10,100        111
   Deltic Timber Corp.                                   3,300        152
   Glatfelter Co.                                       15,700        221
   Longview Fibre Co.                                   17,100        333
   Mercer International, Inc. *                          9,600         79
   Neenah Paper, Inc.                                    5,300        155
   Potlatch Corp.                                        9,600        500
   Rock-Tenn Co., Class A                                9,140        138
   Schweitzer-Mauduit International, Inc.                5,000        112
   Wausau Paper Corp.                                   14,742        185
   Xerium Technologies, Inc.                             3,500         40
-------------------------------------------------------------------------
                                                                    2,642
-------------------------------------------------------------------------
GAS - 0.8%
   Cascade Natural Gas Corp.                             4,500         98
   EnergySouth, Inc.                                     2,250         62
   Laclede Group (The), Inc.                             6,700        218
   New Jersey Resources Corp.                            9,550        439
   NICOR, Inc.                                          14,900        626
   Northwest Natural Gas Co.                             9,550        356
   Peoples Energy Corp.                                 12,900        508
   South Jersey Industries, Inc.                         8,826        257
   Southwest Gas Corp.                                  13,300        364
   WGL Holdings, Inc.                                   15,800        508
-------------------------------------------------------------------------
                                                                    3,436
-------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.5%
   Baldor Electric Co.                                  11,553        293

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   71   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES   (000S)
COMMON STOCKS - 98.6% - CONTINUED

HAND/MACHINE TOOLS - 0.5% - (CONTINUED)
   Franklin Electric Co., Inc.                           7,500   $    310
   Kennametal, Inc.                                     12,900        633
   Lincoln Electric Holdings, Inc.                      12,700        500
   Regal-Beloit Corp.                                    8,341        271
-------------------------------------------------------------------------
                                                                    2,007
-------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.5%
   Abaxis, Inc. *                                        6,700         87
   Abiomed, Inc. *                                       6,700         67
   Adeza Biomedical Corp. *                              1,800         31
   Advanced Neuromodulation Systems, Inc. *              6,650        316
   Align Technology, Inc. *                             21,300        143
   American Medical Systems Holdings, Inc. *            23,200        467
   Angiodynamics, Inc. *                                 1,000         21
   Animas Corp. *                                        3,600         57
   Arrow International, Inc.                             7,000        197
   Arthrocare Corp. *                                    8,300        334
   Aspect Medical Systems, Inc. *                        5,500        163
   Biosite, Inc. *                                       5,800        359
   Bruker BioSciences Corp. *                           10,564         46
   Caliper Life Sciences, Inc. *                         9,200         65
   Candela Corp. *                                       7,900         78
   Cantel Medical Corp. *                                4,100         86
   Cepheid, Inc. *                                      14,700        109
   Conmed Corp. *                                       10,225        285
   Cyberonics, Inc. *                                    7,200        215
   Datascope Corp.                                       3,900        121
   DexCom, Inc. *                                        1,600         19
   Diagnostic Products Corp.                             7,700        406
   DJ Orthopedics, Inc. *                                7,300        211
   Encore Medical Corp. *                               14,200         67
   EPIX Pharmaceuticals, Inc. *                          8,500         65
   ev3, Inc. *                                           2,900         54
   Foxhollow Technologies, Inc. *                        4,700        224
   Haemonetics Corp. of Massachusetts *                  8,700        414
   HealthTronics, Inc. *                                11,900        119
   Hologic, Inc. *                                       7,300        422
   ICU Medical, Inc. *                                   4,900        141
   Immucor, Inc. *                                      15,287        419
   Intralase Corp., *                                    4,600         68
   Intuitive Surgical, Inc. *                           11,600        850
   Invacare Corp.                                       10,212        426
   Inverness Medical Innovations, Inc. *                 6,500        172
   IRIS International, Inc. *                            5,900        109
   Kensey Nash Corp. *                                   3,400        104
   Kyphon, Inc. *                                        9,700        426
   Laserscope *                                          6,600        186
   LCA-Vision, Inc.                                      6,650        247
   Lifeline Systems, Inc. *                              3,700        124
   Luminex Corp. *                                       8,100         81
   Mentor Corp.                                         10,700        589
   Merge Technologies, Inc. *                            5,900        101
   Meridian Bioscience, Inc.                             6,150        127
   Merit Medical Systems, Inc. *                         9,367        166
   Neurometrix, Inc. *                                   2,200         65
   NuVasive, Inc. *                                      5,400        101
   Oakley, Inc.                                          8,500        147
   OraSure Technologies, Inc. *                         15,500        146
   Palomar Medical Technologies, Inc. *                  5,700        150
   PolyMedica Corp.                                      8,100        283
   PSS World Medical, Inc. *                            21,750        290
   Somanetics Corp. *                                    3,700         93
   SonoSite, Inc. *                                      5,300        157
   Stereotaxis, Inc. *                                   3,900         29
   Steris Corp.                                         22,900        545
   SurModics, Inc. *                                     5,100        197
   Sybron Dental Specialties, Inc. *                    13,400        557
   Symmetry Medical, Inc. *                              3,070         73
   Thermogenesis Corp. *                                15,800         84
   Thoratec Corp. *                                     16,285        289
   TriPath Imaging, Inc. *                              10,200         72
   Ventana Medical Systems, Inc. *                      10,400        396
   Viasys Healthcare, Inc. *                            10,000        250
   Vital Images, Inc. *                                  4,400         98
   Vital Signs, Inc.                                     1,900         88
   Vnus Medical Technologies, Inc. *                     2,300         24
   West Pharmaceutical Services, Inc.                    9,952        295
   Wright Medical Group, Inc. *                         10,100        249
   Young Innovations, Inc.                               1,400         53
   Zoll Medical Corp. *                                  3,500         92
-------------------------------------------------------------------------
                                                                   14,407
-------------------------------------------------------------------------
HEALTHCARE - SERVICES - 1.9%
   Alliance Imaging, Inc. *                              5,500         47
   Allied Healthcare International, Inc. *               8,800         50
   Amedisys, Inc. *                                      5,300        207

See Notes to the Financial Statements.

EQUITY FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES     (000S)
COMMON STOCKS - 98.6% - CONTINUED

HEALTHCARE - SERVICES - 1.9% - (CONTINUED)
   America Service Group, Inc. *                         3,950   $     66
   American Dental Partners, Inc. *                      3,000        102
   American Healthways, Inc. *                          11,100        471
   American Retirement Corp. *                           9,600        181
   Amsurg Corp. *                                       10,000        274
   Apria Healthcare Group, Inc. *                       16,400        523
   Beverly Enterprises, Inc. *                          36,100        442
   Bio-Reference Labs, Inc. *                            3,900         67
   Centene Corp. *                                      13,800        345
   Genesis HealthCare Corp. *                            6,850        276
   Gentiva Health Services, Inc. *                       8,300        150
   Horizon Health Corp. *                                3,700        101
   Kindred Healthcare, Inc. *                            9,300        277
   LabOne, Inc. *                                        6,000        261
   Magellan Health Services, Inc. *                      9,400        330
   Matria Healthcare, Inc. *                             6,900        261
   Medcath Corp. *                                       2,700         64
   Molina Healthcare, Inc. *                             3,500         87
   National Healthcare Corp.                             2,300         81
   OCA, Inc. *                                          14,100         21
   Odyssey HealthCare, Inc. *                           11,975        203
   Option Care, Inc.                                     7,700        113
   PainCare Holdings, Inc. *                            15,000         56
   Pediatrix Medical Group, Inc. *                       7,800        599
   Psychiatric Solutions, Inc. *                         8,400        456
   Radiation Theraphy Services, Inc. *                   3,800        121
   RehabCare Group, Inc. *                               6,000        123
   Res-Care, Inc. *                                      6,300         97
   Specialty Laboratories *                              2,500         33
   Sunrise Senior Living, Inc. *                         5,400        360
   Symbion, Inc. *                                       5,400        140
   U.S. Physical Therapy, Inc. *                         4,300         78
   United Surgical Partners International, Inc. *       14,800        579
   VistaCare, Inc., Class A *                            3,900         56
   WellCare Health Plans, Inc. *                         6,200        230
-------------------------------------------------------------------------
                                                                    7,928
-------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.2%
   Resource America, Inc., Class A                       5,800        103
   Walter Industries, Inc.                              12,100        592
-------------------------------------------------------------------------
                                                                      695
-------------------------------------------------------------------------
HOME BUILDERS - 0.7%
   Brookfield Homes Corp.                                5,000        278
   Champion Enterprises, Inc. *                         25,408        375
   Coachmen Industries, Inc.                             4,900         56
   Comstock Homebuilding Cos., Inc., Class A *           1,900         38
   Fleetwood Enterprises, Inc. *                        18,700        230
   Levitt Corp., Class A                                 5,700        131
   M/I Homes, Inc.                                       4,100        222
   Monaco Coach Corp.                                    9,200        136
   Orleans Homebuilders, Inc.                            1,200         29
   Palm Harbor Homes, Inc. *                             3,112         60
   Skyline Corp.                                         2,500        102
   Technical Olympic USA, Inc.                           5,400        141
   Thor Industries, Inc.                                11,796        401
   WCI Communities, Inc. *                              11,300        321
   William Lyon Homes, Inc. *                              900        140
   Winnebago Industries, Inc.                           11,000        319
-------------------------------------------------------------------------
                                                                    2,979
-------------------------------------------------------------------------
HOME FURNISHINGS - 0.5%
   American Woodmark Corp.                               3,900        131
   Audiovox Corp., Class A *                             6,200         87
   Bassett Furniture Industries, Inc.                    3,500         65
   DTS, Inc. *                                           6,200        105
   Ethan Allen Interiors, Inc.                          11,800        370
   Furniture Brands International, Inc.                 15,700        283
   Hooker Furniture Corp.                                3,500         58
   Kimball International, Inc., Class B                  6,556         79
   La-Z-Boy, Inc.                                       16,700        220
   Maytag Corp.                                         26,300        480
   Stanley Furniture Co., Inc.                           4,700        123
   TiVo, Inc. *                                         17,600         97
   Universal Electronics, Inc. *                         4,900         85
-------------------------------------------------------------------------
                                                                    2,183
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   Blyth, Inc.                                           9,200        205
   Central Garden and Pet Co. *                          6,700        303
   CNS, Inc.                                             4,900        128
   CSS Industries, Inc.                                  2,000         65
   Ennis, Inc.                                           9,000        151
   Fossil, Inc. *                                       16,600        302
   Harland (John H.) Co.                                 9,300        413
   Jarden Corp. *                                       18,200        747
   Playtex Products, Inc. *                             12,600        139
   Prestige Brands Holdings, Inc. *                      8,810        109

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   73   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES   (000S)
COMMON STOCKS - 98.6% - CONTINUED

HOUSEHOLD PRODUCTS/WARES - 0.9% - (CONTINUED)
   Russ Berrie & Co., Inc.                               3,500   $     49
   Standard Register (The) Co.                           5,500         82
   Tupperware Corp.                                     17,200        392
   Water Pik Technologies, Inc. *                        3,400         69
   WD-40 Co.                                             5,870        156
   Yankee Candle Co., Inc.                              15,000        367
-------------------------------------------------------------------------
                                                                    3,677
-------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Libbey, Inc.                                          5,100         78
   Lifetime Brands, Inc.                                 2,700         72
   National Presto Industries, Inc.                      1,700         73
-------------------------------------------------------------------------
                                                                      223
-------------------------------------------------------------------------
INSURANCE - 2.2%
   21st Century Insurance Group                          9,700        155
   Affirmative Insurance Holdings, Inc.                  3,600         52
   Alfa Corp.                                           10,800        180
   American Equity Investment Life Holding Co.          11,700        133
   American Physicians Capital, Inc. *                   2,700        133
   Argonaut Group, Inc. *                                9,400        254
   Baldwin & Lyons, Inc., Class B                        2,650         66
   Bristol West Holdings, Inc.                           5,800        106
   Ceres Group, Inc. *                                  11,900         67
   Citizens, Inc. of Texas *                            11,326         73
   CNA Surety Corp. *                                    5,600         80
   Crawford & Co., Class B                               7,800         61
   Delphi Financial Group, Inc., Class A                 9,678        453
   Direct General Corp.                                  5,600        110
   Donegal Group, Inc., Class A                          3,133         68
   EMC Insurance Group, Inc.                             1,100         20
   Enstar Group, Inc. *                                  1,100         71
   FBL Financial Group, Inc., Class A                    4,100        123
   First Acceptance Corp. *                              5,700         58
   FPIC Insurance Group, Inc. *                          3,600        130
   Great American Financial Resources, Inc.              2,360         47
   Harleysville Group, Inc.                              4,200        101
   Hilb, Rogal & Hamilton Co.                           10,800        403
   Horace Mann Educators Corp.                          15,000        297
   Independence Holding Co.                              1,980         36
   Infinity Property & Casualty Corp.                    7,200        253
   James River Group, Inc. *                             1,400          -
   Kansas City Life Insurance Co.                        1,300         66
   KMG America Corp. *                                   5,930         47
   Landamerica Financial Group, Inc.                     6,000        388
   Midland (The) Co.                                     3,200        115
   National Western Life Insurance Co., Class A *          700        148
   Navigators Group, Inc. *                              2,600         97
   Odyssey Re Holdings Corp.                             4,500        115
   Ohio Casualty Corp.                                  21,600        586
   Phoenix Companies, Inc.                              32,700        399
   PMA Capital Corp., Class A *                         11,500        101
   Presidential Life Corp.                               6,800        122
   ProAssurance Corp. *                                  9,746        455
   RLI Corp.                                             7,826        362
   Safety Insurance Group, Inc.                          4,100        146
   Selective Insurance Group, Inc.                       9,800        479
   State Auto Financial Corp.                            4,400        139
   Stewart Information Services Corp.                    6,000        307
   Tower Group, Inc.                                     6,100         92
   Triad Guaranty, Inc. *                                3,200        125
   UICI                                                 11,800        425
   United Fire & Casualty Co.                            5,500        248
   Universal American Financial Corp. *                  8,600        196
   USI Holdings Corp. *                                 14,200        184
   Zenith National Insurance Corp.                       5,200        326
-------------------------------------------------------------------------
                                                                    9,198
-------------------------------------------------------------------------
INTERNET - 3.5%
   1-800 Contacts, Inc. *                                2,900         54
   1-800-FLOWERS.COM, Inc., Class A *                    9,200         65
   Agile Software Corp. *                               18,900        136
   Alloy, Inc. *                                        12,000         58
   Applied Digital Solutions, Inc. *                    21,860         62
   Aquantive, Inc. *                                    19,100        385
   Arbinet-thexchange, Inc. *                            2,900         21
   Ariba, Inc. *                                        22,354        127
   AsiaInfo Holdings, Inc. *                            13,000         63
   Audible, Inc. *                                       8,500        104
   Autobytel, Inc. *                                    14,600         73
   Avocent Corp. *                                      16,700        528
   Blue Coat Systems, Inc. *                             3,700        161
   Blue Nile, Inc. *                                     5,200        165
   Click Commerce, Inc. *                                2,800         51
   CMGI, Inc. *                                        157,900        264
   CNET Networks, Inc. *                                43,500        590
   Cogent Communications Group, Inc. *                   3,000         15

See Notes to the Financial Statements.

EQUITY FUNDS   74   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

INTERNET - 3.5% - (CONTINUED)
   CyberSource Corp. *                                  10,100   $     66
   Digital Insight Corp. *                              11,800        308
   Digital River, Inc. *                                11,500        401
   Digitas, Inc. *                                      30,000        341
   Drugstore.com, Inc. *                                24,400         90
   E-Loan, Inc. *                                       19,300         81
   Earthlink, Inc. *                                    42,800        458
   eCollege.com, Inc. *                                  6,200         92
   Entrust, Inc. *                                      22,000        123
   Equinix, Inc. *                                       5,200        217
   eResearch Technology, Inc. *                         16,475        234
   FTD Group, Inc. *                                     5,180         54
   GSI Commerce, Inc. *                                 10,700        213
   Harris Interactive, Inc. *                           17,400         74
   Homestore, Inc. *                                    51,100        222
   Infospace, Inc. *                                    11,200        267
   Intermix Media, Inc. *                                9,200        110
   Internet Capital Group, Inc. *                       13,200        116
   Internet Security Systems, Inc. *                    12,800        307
   Interwoven, Inc. *                                   14,800        121
   Ipass, Inc. *                                        19,300        104
   iVillage, Inc. *                                     16,600        121
   j2 Global Communications, Inc. *                      7,800        315
   Jupitermedia Corp. *                                  6,500        115
   Keynote Systems, Inc. *                               5,500         71
   Lionbridge Technologies *                            15,200        103
   Matrixone, Inc. *                                    17,800         94
   Motive, Inc. *                                        7,700         49
   NetBank, Inc.                                        16,500        137
   NetFlix, Inc. *                                      12,000        312
   Netratings, Inc. *                                    4,100         62
   NIC, Inc. *                                          11,300         74
   Nutri/System , Inc. *                                 8,400        210
   Online Resources Corp. *                              7,400         78
   Openwave Systems, Inc. *                             22,833        411
   Opsware, Inc. *                                      23,600        122
   Overstock., Inc. *                                    3,800        146
   Priceline., Inc. *                                    8,066        156
   ProQuest Co. *                                        8,500        308
   Provide Commerce, Inc. *                              2,900         70
   RealNetworks, Inc. *                                 38,700        221
   Redback Networks, Inc. *                             14,641        145
   RightNow Technologies, Inc. *                         4,000         59
   RSA Security, Inc. *                                 23,400        297
   S1 Corp. *                                           23,300         91
   Sapient Corp. *                                      26,000        163
   Secure Computing Corp. *                             12,300        140
   Sohu.com, Inc. *                                      7,900        135
   SonicWALL, Inc. *                                    18,600        118
   Stamps.com, Inc. *                                    5,650         97
   Stellent, Inc. *                                      9,000         77
   SupportSoft, Inc. *                                  15,500         78
   Terremark Worldwide, Inc. *                           8,800         39
   TIBCO Software, Inc. *                               71,900        601
   Travelzoo, Inc. *                                     1,300         29
   TriZetto Group, Inc. *                               14,300        202
   United Online, Inc.                                  20,000        277
   Valueclick, Inc. *                                   29,000        496
   Vasco Data Security International, Inc. *             8,300         75
   Verity, Inc. *                                       13,200        140
   Vignette Corp. *                                      9,900        158
   WebEx Communications, Inc. *                         10,800        265
   webMethods, Inc. *                                   16,400        116
   Websense, Inc. *                                      7,900        405
   WebSideStory, Inc. *                                  3,300         58
-------------------------------------------------------------------------
                                                                   14,357
-------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.3%
   Apollo Investment Corp.                              20,943        415
   Ares Capital Corp.                                    8,300        135
   Capital Southwest Corp.                                 900         77
   Gladstone Capital Corp.                               4,400         99
   Gladstone Investment Corp.                            4,300         63
   Harris & Harris Group, Inc. *                         6,100         68
   MCG Capital Corp.                                    17,600        297
   NGP Capital Resources Co.                             5,200         78
   Technology Investment Capital Corp.                   4,500         71
-------------------------------------------------------------------------
                                                                    1,303
-------------------------------------------------------------------------
IRON/STEEL - 0.9%
   AK Steel Holding Corp. *                             36,900        316
   Carpenter Technology Corp.                            8,300        486
   Chaparral Steel Co. *                                 7,600        192
   Cleveland-Cliffs, Inc.                                7,400        645
   Gibraltar Industries, Inc.                            8,450        193
   Oregon Steel Mills, Inc. *                           11,900        332

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   75   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

IRON/STEEL - 0.9% - (CONTINUED)
   Reliance Steel & Aluminum Co.                         9,450   $    500
   Roanoke Electric Steel Corp.                          3,900         78
   Ryerson Tull, Inc.                                    8,632        184
   Schnitzer Steel Industries, Inc., Class A             7,500        244
   Steel Dynamics, Inc.                                 13,400        455
   Steel Technologies, Inc.                              4,000        104
   Wheeling-Pittsburgh Corp. *                           3,100         52
-------------------------------------------------------------------------
                                                                    3,781
-------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Ambassadors Group, Inc.                               5,600        125
   Arctic Cat, Inc.                                      5,025        103
   Callaway Golf Co.                                    25,100        379
   Escalade, Inc.                                        3,000         40
   K2, Inc. *                                           16,000        183
   Life Time Fitness, Inc. *                             8,200        272
   Marine Products Corp.                                 4,200         46
   Multimedia Games, Inc. *                              9,900         96
   Nautilus Group, Inc.                                 11,137        246
   Pegasus Solutions, Inc. *                             7,500         67
   WMS Industries, Inc. *                                6,800        191
-------------------------------------------------------------------------
                                                                    1,748
-------------------------------------------------------------------------
LODGING - 0.5%
   Ameristar Casinos, Inc.                               8,700        181
   Aztar Corp. *                                        11,300        348
   Gaylord Entertainment Co. *                          13,700        653
   La Quinta Corp. *                                    67,804        589
   Lodgian, Inc. *                                       7,270         75
   Marcus Corp.                                          6,525        131
   Monarch Casino & Resort, Inc. *                       3,500         59
   MTR Gaming Group, Inc. *                              8,500         68
   Riviera Holdings Corp. *                              3,000         67
-------------------------------------------------------------------------
                                                                    2,171
-------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Astec Industries, Inc. *                              5,400        153
   Bucyrus International, Inc., Class A                  7,000        344
   JLG Industries, Inc.                                 16,900        619
-------------------------------------------------------------------------
                                                                    1,116
-------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.7%
   AGCO Corp. *                                         30,600        557
   Albany International Corp., Class A                   9,267        342
   Applied Industrial Technologies, Inc.                10,102        362
   Briggs & Stratton Corp.                              17,300        598
   Cascade Corp.                                         4,300        209
   Cognex Corp.                                         13,943        419
   Flowserve Corp. *                                    18,400        669
   Gardner Denver, Inc. *                                8,450        377
   Gehl Co. *                                            3,740        104
   Global Power Equipment Group, Inc. *                 11,200         80
   Gorman-Rupp (The) Co.                                 3,250         78
   Intevac, Inc. *                                       7,100         73
   Kadant, Inc. *                                        4,320         87
   Lindsay Manufacturing Co.                             4,255         94
   Manitowoc Co. (The), Inc.                            10,350        520
   Middleby Corp. *                                      1,800        130
   NACCO Industries, Inc., Class A                       1,700        195
   Nordson Corp.                                         9,700        369
   Presstek, Inc. *                                     10,400        135
   Robbins & Myers, Inc.                                 3,600         81
   Sauer-Danfoss, Inc.                                   3,300         66
   Stewart & Stevenson Services, Inc.                   10,000        238
   Tecumseh Products Co., Class A                        5,700        123
   Tennant Co.                                           2,700        111
   TurboChef Technologies, Inc. *                        4,400         69
   UNOVA, Inc. *                                        16,300        570
   Wabtec Corp.                                         15,874        433
-------------------------------------------------------------------------
                                                                    7,089
-------------------------------------------------------------------------
MEDIA - 1.6%
   4Kids Entertainment, Inc. *                           4,700         82
   Charter Communications, Inc., Class A *             109,000        163
   Citadel Broadcasting Corp. *                         15,400        211
   Courier Corp.                                         2,925        109
   Cox Radio, Inc., Class A *                           13,500        205
   Crown Media Holdings, Inc., Class A *                 4,000         44
   Cumulus Media, Inc., Class A *                       19,876        248
   Emmis Communications Corp., Class A *                12,671        280
   Entercom Communications Corp. *                      12,000        379
   Entravision Communications Corp., Class A *          26,300        207
   Fisher Communications, Inc. *                         2,000         93
   Gemstar-TV Guide International, Inc. *               82,000        243
   Gray Television, Inc.                                15,000        159
   Hollinger International, Inc., Class A               18,671        183
   Insight Communications Co., Inc., Class A *          17,600        205
   Journal Communications, Inc., Class A                 9,400        140
   Journal Register Co.                                 14,300        231

See Notes to the Financial Statements.

EQUITY FUNDS   76   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

MEDIA - 1.6% - (CONTINUED)
   Liberty Corp.                                         5,200   $    244
   Lin TV Corp., Class A *                               9,700        135
   Lodgenet Entertainment Corp. *                        5,300         78
   Martha Stewart Living Omnimedia, Inc., Class A *      7,300        183
   Media General, Inc., Class A                          7,400        429
   Mediacom Communications Corp., Class A *             21,100        156
   Playboy Enterprises, Inc., Class B *                  7,300        103
   Primedia, Inc. *                                     47,100        193
   Radio One, Inc., Class D *                           28,800        379
   Readers Digest Association (The), Inc.               32,919        526
   Regent Communications, Inc. *                        12,500         66
   Saga Communications, Inc., Class A *                  4,881         65
   Salem Communications Corp., Class A *                 3,400         63
   Scholastic Corp. *                                   11,400        421
   Sinclair Broadcast Group, Inc., Class A              15,800        140
   Spanish Broadcasting System, Inc., Class A *         13,900        100
   Thomas Nelson, Inc.                                   4,300         81
   Value Line, Inc.                                        500         20
   World Wrestling Entertainment, Inc.                   5,800         75
   WorldSpace, Inc., Class A *                           4,500         63
   WPT Enterprises, Inc. *                               2,200         19
-------------------------------------------------------------------------
                                                                    6,721
-------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.8%
   Castle (A.M.) & Co. *                                 3,500         61
   CIRCOR International, Inc.                            5,100        140
   Commercial Metals Co.                                20,340        686
   Dynamic Materials Corp.                               1,000         44
   Earle M. Jorgensen Co. *                              6,900         66
   Kaydon Corp.                                          9,913        282
   Lawson Products, Inc.                                 1,700         62
   Metals USA, Inc. *                                    6,900        141
   Mueller Industries, Inc.                             12,600        350
   NN, Inc.                                              4,800         58
   NS Group, Inc. *                                      7,600        298
   Quanex Corp.                                          8,500        563
   RBC Bearings, Inc. *                                  3,500         56
   Sun Hydraulics, Inc.                                  2,400         58
   Valmont Industries, Inc.                              5,300        156
   Worthington Industries, Inc.                         23,600        496
-------------------------------------------------------------------------
                                                                    3,517
-------------------------------------------------------------------------
MINING - 0.6%
   Amcol International Corp.                             7,614        145
   Brush Engineered Materials, Inc. *                    6,500        103
   Century Aluminum Co. *                                7,900        178
   Charles & Colvard Ltd.                                4,200        105
   Coeur D'alene Mines Corp. *                          82,400        349
   Compass Minerals International, Inc.                  7,400        170
   Hecla Mining Co. *                                   41,700        183
   Royal Gold, Inc.                                      6,200        167
   RTI International Metals, Inc. *                      7,500        295
   Stillwater Mining Co. *                              14,150        129
   Titanium Metals Corp. *                               3,600        142
   USEC, Inc.                                           29,700        331
-------------------------------------------------------------------------
                                                                    2,297
-------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A                                8,955        419
   Acuity Brands, Inc.                                  14,800        439
   Ameron International Corp.                            2,800        130
   Applied Films Corp. *                                 5,200        109
   Barnes Group, Inc.                                    5,832        209
   Blount International, Inc. *                         10,200        180
   Ceradyne, Inc. *                                      7,950        292
   Clarcor, Inc.                                        17,624        506
   Crane Co.                                            17,700        526
   EnPro Industries, Inc. *                              7,100        239
   ESCO Technologies, Inc. *                             8,600        430
   Federal Signal Corp.                                 16,900        289
   Flanders Corp. *                                      5,100         62
   Freightcar America, Inc.                              3,200        130
   Griffon Corp. *                                      10,163        250
   Hexcel Corp. *                                       19,607        359
   Jacuzzi Brands, Inc. *                               25,400        205
   Lancaster Colony Corp.                                8,800        378
   Matthews International Corp., Class A                11,000        416
   Myers Industries, Inc.                                8,106         94
   Raven Industries, Inc.                                5,500        161
   Reddy Ice Holdings, Inc. *                            3,900         80
   Smith (A.O.) Corp.                                    6,000        171
   Standex International Corp.                           3,900        103
   Sturm Ruger & Co., Inc.                               8,000         74
   Tredegar Corp.                                        9,750        127
   Trinity Industries, Inc.                             13,500        547
-------------------------------------------------------------------------
                                                                    6,925
-------------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   77   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

OFFICE FURNISHINGS - 0.1%
   Interface, Inc., Class A *                           15,400   $    127
   Knoll, Inc.                                           4,460         82
-------------------------------------------------------------------------
                                                                      209
-------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Global Imaging System, Inc. *                         7,903        269
   IKON Office Solutions, Inc.                          38,800        387
   Imagistics International, Inc. *                      5,800        243
   TRM Corp. *                                           3,800         58
-------------------------------------------------------------------------
                                                                      957
-------------------------------------------------------------------------
OIL & GAS - 4.0%
   Alon USA Energy, Inc. *                               3,300         80
   Atlas America, Inc. *                                 4,105        201
   ATP Oil & Gas Corp. *                                 6,200        204
   Atwood Oceanics, Inc. *                               4,400        371
   Berry Petroleum Co., Class A                          5,800        387
   Bill Barrett Corp. *                                  4,570        168
   Bois d'Arc Energy, Inc. *                             4,500         77
   Brigham Exploration Co. *                             9,900        127
   Cabot Oil & Gas Corp.                                16,500        833
   Callon Petroleum Co. *                                4,600         96
   Carrizo Oil & Gas, Inc. *                             6,700        196
   Cheniere Energy, Inc. *                              16,400        678
   Cimarex Energy Co. *                                 26,986      1,223
   Clayton Williams Energy, Inc. *                       2,100         91
   Comstock Resources, Inc. *                           13,700        449
   Crosstex Energy, Inc.                                 2,300        147
   Delta Petroleum Corp. *                              10,700        223
   Edge Petroleum Corp. *                                6,400        169
   Encore Acquisition Co. *                             16,900        657
   Endeavour International Corp. *                      17,600         88
   Energy Partners Ltd. *                               11,400        356
   Frontier Oil Corp.                                   18,300        812
   FX Energy, Inc. *                                    12,300        147
   Gasco Energy, Inc. *                                 22,100        147
   Giant Industries, Inc. *                              4,800        281
   Goodrich Petroleum Corp. *                            3,700         87
   Grey Wolf, Inc. *                                    62,900        530
   Harvest Natural Resources, Inc. *                    12,900        138
   Holly Corp.                                           7,300        467
   Houston Exploration Co. *                             9,900        666
   KCS Energy, Inc. *                                   16,400        451
   McMoRan Exploration Co. *                             7,300        142
   Meridian Resource Corp. *                            27,512        115
   Parallel Petroleum Corp. *                           10,800        151
   Parker Drilling Co. *                                32,300        299
   Penn Virginia Corp.                                   6,000        346
   Petrohawk Energy Corp. *                             16,200        233
   Petroleum Development Corp. *                         5,600        215
   Petroquest Energy, Inc. *                            14,200        148
   Pioneer Drilling Co. *                                6,900        135
   Remington Oil & Gas Corp. *                           8,200        340
   Spinnaker Exploration Co. *                           8,300        537
   St. Mary Land & Exploration Co.                      19,100        699
   Stone Energy Corp. *                                  7,876        481
   Swift Energy Co. *                                    9,390        430
   Todco, Class A *                                     15,700        655
   Toreador Resources Corp. *                            5,000        177
   Tri-Valley Corp. *                                    8,100         81
   W&T Offshore, Inc.                                    4,690        152
   Warren Resources, Inc. *                              7,030        118
   Whiting Petroleum Corp. *                            10,000        438
-------------------------------------------------------------------------
                                                                   16,439
-------------------------------------------------------------------------
OIL & GAS SERVICES - 2.0%
   Cal Dive International, Inc. *                       13,000        824
   CARBO Ceramics, Inc.                                  6,900        455
   Dril-Quip, Inc. *                                     2,200        106
   Global Industries Ltd. *                             28,700        423
   Gulf Island Fabrication, Inc.                         3,700        106
   Hanover Compressor Co. *                             30,300        420
   Hornbeck Offshore Services, Inc. *                    4,500        165
   Hydril Co. *                                          6,400        439
   Input/Output, Inc. *                                 22,400        179
   Lone Star Technologies, Inc. *                        9,900        550
   Lufkin Industries, Inc.                               4,800        209
   Markwest Hydrocarbon, Inc.                            1,500         37
   Maverick Tube Corp. *                                14,200        426
   Newpark Resources, Inc. *                            28,480        240
   Oceaneering International, Inc. *                     9,000        481
   Oil States International, Inc. *                     13,800        501
   RPC, Inc.                                             4,641        120
   SEACOR Holdings, Inc. *                               6,092        442
   Superior Energy Services, Inc. *                     25,900        598
   Superior Well Services, Inc. *                        1,800         42
   Tetra Technologies, Inc. *                           11,700        365

See Notes to the Financial Statements.

EQUITY FUNDS   78   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

OIL & GAS SERVICES - 2.0% - (CONTINUED)
   Universal Compression Holdings, Inc. *                6,400   $    255
   Veritas DGC, Inc. *                                  11,300        414
   W-H Energy Services, Inc. *                           9,100        295
-------------------------------------------------------------------------
                                                                    8,092
-------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
   Chesapeake Corp.                                      6,200        114
   Graphic Packaging Corp. *                            21,500         60
   Greif Inc., Class A                                   5,200        313
   Silgan Holdings, Inc.                                 7,800        259
-------------------------------------------------------------------------
                                                                      746
-------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
   Abgenix, Inc. *                                      30,200        383
   Acadia Pharmaceuticals, Inc. *                        5,500         62
   Adams Respiratory Therapeutics, Inc. *                2,500         81
   Adolor Corp. *                                       14,000        149
   Alkermes, Inc. *                                     30,400        511
   Alpharma, Inc., Class A                              13,350        332
   Amylin Pharmaceuticals, Inc. *                       36,900      1,284
   Andrx Corp. *                                        24,600        380
   Antigenics, Inc. *                                   10,400         56
   Array Biopharma, Inc. *                              11,100         80
   Atherogenics, Inc. *                                 12,700        204
   AVANIR Pharmaceuticals, Class A *                    34,500        107
   Bentley Pharmaceuticals, Inc. *                       6,100         73
   Bioenvision, Inc. *                                  14,300        115
   BioMarin Pharmaceuticals, Inc. *                     25,200        220
   BioScrip, Inc. *                                     10,800         70
   Cell Therapeutics, Inc. *                            22,600         65
   Connetics Corp. *                                    12,000        203
   Conor Medsystems, Inc. *                              3,200         75
   Cubist Pharmaceuticals, Inc. *                       17,900        386
   CV Therapeutics, Inc. *                              14,600        391
   Cypress Bioscience, Inc. *                           10,400         56
   Dendreon Corp. *                                     20,300        136
   Discovery Laboratories, Inc. *                       19,000        123
   Dov Pharmaceutical, Inc. *                            7,900        134
   Durect Corp. *                                       12,700         87
   Dusa Pharmaceuticals, Inc. *                          6,300         67
   Eyetech Pharmaceuticals, Inc. *                      11,800        212
   First Horizon Pharmaceutical Corp. *                  9,300        185
   HealthExtras, Inc. *                                  7,200        154
   Hi-Tech Pharmacal Co., Inc. *                         1,900         57
   I-Flow Corp. *                                        6,800         93
   Idenix Pharmaceuticals, Inc. *                        3,800         95
   Inspire Pharmaceuticals, Inc. *                      14,200        108
   Introgen Therapeutics, Inc. *                         6,900         36
   Isis Pharmaceuticals, Inc. *                         20,600        104
   Ista Pharmaceuticals, Inc. *                          5,100         34
   KV Pharmaceutical Co., Class A *                     11,800        210
   Mannatech, Inc.                                       5,700         68
   MannKind Corp. *                                      8,100        111
   Medarex, Inc. *                                      36,400        346
   Medicines Co. *                                      16,800        387
   Medicis Pharmaceutical Corp., Class A                17,900        583
   MGI Pharma, Inc. *                                   23,900        557
   Nabi Biopharmaceuticals *                            20,200        265
   Nastech Pharmaceutical, Inc. *                        6,500         92
   Natures Sunshine Products, Inc.                       4,200         98
   NBTY, Inc. *                                         18,400        432
   NeoPharm, Inc. *                                      6,010         74
   Neurocrine Biosciences, Inc. *                       12,500        615
   Neurogen Corp. *                                      7,300         50
   New River Pharmaceuticals, Inc. *                     1,900         91
   NitroMed, Inc. *                                      5,600        101
   Noven Pharmaceuticals, Inc. *                         8,300        116
   NPS Pharmaceuticals, Inc. *                          13,500        136
   Nuvelo, Inc. *                                       14,733        141
   Onyx Pharmaceuticals, Inc. *                         11,700        292
   Pain Therapeutics, Inc. *                             9,900         62
   Par Pharmaceutical Cos., Inc. *                      11,200        298
   Penwest Pharmaceuticals Co. *                         7,900        138
   Perrigo Co.                                          28,700        411
   Pharmion Corp. *                                      8,200        179
   Pozen, Inc. *                                         8,500         93
   Priority Healthcare Corp., Class B *                 12,000        334
   Progenics Pharmaceuticals, Inc. *                     6,400        152
   Renovis, Inc. *                                       6,800         92
   Rigel Pharmaceuticals, Inc. *                         8,300        197
   Salix Pharmaceuticals Ltd. *                         12,400        263
   Star Scientific, Inc. *                              12,600         42
   Tanox, Inc. *                                         7,900        116
   Trimeris, Inc. *                                      6,500        100
   United Therapeutics Corp. *                           7,700        537
   USANA Health Sciences, Inc. *                         3,500        167

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   79   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

PHARMACEUTICALS - 3.6% - (CONTINUED)
   ViaCell, Inc. *                                       3,100   $     18
   Zymogenetics, Inc. *                                  9,800        162
-------------------------------------------------------------------------
                                                                   15,034
-------------------------------------------------------------------------
PIPELINES - 0.0%
   TransMontaigne, Inc. *                               13,500        108
-------------------------------------------------------------------------
REAL ESTATE - 0.3%
   Avatar Holdings, Inc. *                               1,900        113
   Californina Coastal Communities, Inc. *               2,880        101
   Consolidated-Tomoka Land Co.                          2,000        136
   Housevalues, Inc. *                                   2,500         36
   Jones Lang LaSalle, Inc.                             11,400        525
   Tarragon Corp. *                                      3,862         72
   Trammell Crow Co. *                                  11,300        279
   ZipRealty, Inc. *                                     2,000         25
-------------------------------------------------------------------------
                                                                    1,287
-------------------------------------------------------------------------
REITS - 6.3%
   Aames Investment Corp.                               15,200         95
   Acadia Realty Trust                                   8,500        153
   Affordable Residential Communities                    9,200         93
   Agree Realty Corp.                                    2,600         73
   Alexander's, Inc. *                                     600        162
   Alexandria Real Estate Equities, Inc.                 7,400        612
   American Campus Communities, Inc.                     6,100        147
   American Home Mortgage Investment Corp.              12,205        370
   AMLI Residential Properties Trust                     9,100        292
   Anthracite Capital, Inc.                             18,900        219
   Anworth Mortgage Asset Corp.                         17,700        146
   Arbor Realty Trust, Inc.                              4,700        132
   Ashford Hospitality Trust, Inc.                      12,700        137
   Bedford Property Investors, Inc.                      4,800        114
   Bimini Mortgage Management, Inc. Class A              7,900         89
   BioMed Realty Trust, Inc.                            15,000        372
   Boykin Lodging Co. *                                  6,500         81
   Brandywine Realty Trust                              19,300        600
   Capital Automotive REIT                              13,545        524
   Capital Lease Funding, Inc.                           8,500         88
   Capital Trust, Inc. of New York, Class A              4,200        135
   Cedar Shopping Centers, Inc.                          7,700        111
   Colonial Properties Trust                            12,894        574
   Columbia Equity Trust, Inc.                           3,700         54
   Commercial Net Lease Realty                          16,600        332
   Corporate Office Properties Trust                    10,100        353
   Correctional Properties Trust                         4,300        127
   Cousins Properties, Inc.                             13,200        399
   Criimi MAE, Inc. *                                    5,200         90
   Deerfield Triarc Capital Corp.                        7,500        104
   DiamondRock Hospitality Co.                           9,200        108
   Digital Realty Trust, Inc.                            3,800         68
   EastGroup Properties, Inc.                            7,700        337
   ECC Capital Corp.                                    20,530         67
   Education Realty Trust, Inc.                          7,360        123
   Entertainment Properties Trust                        8,800        393
   Equity Inns, Inc.                                    18,700        252
   Equity Lifestyle Properties, Inc.                     6,600        297
   Equity One, Inc.                                     12,800        298
   Extra Space Storage, Inc.                            11,800        182
   FelCor Lodging Trust, Inc. *                         17,600        267
   Fieldstone Investment Corp.                          17,200        201
   First Industrial Realty Trust, Inc.                  14,300        573
   First Potomac Realty Trust                            5,500        141
   Gables Residential Trust                              9,900        432
   Getty Realty Corp.                                    5,500        158
   Glenborough Realty Trust, Inc.                        9,900        190
   Glimcher Realty Trust                                12,700        311
   GMH Communities Trust                                 9,200        135
   Government Properties Trust, Inc.                     7,200         71
   Gramercy Capital Corp. of New York                    4,200        101
   Heritage Property Investment Trust                    9,500        333
   Hersha Hospitality Trust                              7,700         76
   Highland Hospitality Corp.                           15,700        161
   Highwoods Properties, Inc.                           17,500        516
   Home Properties, Inc.                                10,200        400
   HomeBanc Corp. of Georgia                            17,400        134
   IMPAC Mortgage Holdings, Inc.                        26,100        320
   Inland Real Estate Corp.                             22,800        357
   Innkeepers USA Trust                                 13,600        210
   Investors Real Estate Trust                          13,100        124
   JER Investors Trust, Inc.                             3,200         58
   Kilroy Realty Corp.                                  10,100        566
   Kite Realty Group Trust                               7,400        110
   LaSalle Hotel Properties                             10,600        365
   Lexington Corporate Properties Trust                 16,600        391
   LTC Properties, Inc.                                  7,200        153
   Luminent Mortgage Capital, Inc.                      14,200        107

See Notes to the Financial Statements.

EQUITY FUNDS   80   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED
REITS - 6.3% - (CONTINUED)
   Maguire Properties, Inc.                             12,100   $    364
   Meristar Hospitality Corp. *                         28,446        260
   MFA Mortgage Investments, Inc.                       25,700        158
   Mid-America Apartment Communities, Inc.               6,700        312
   MortgageIT Holdings, Inc.                             8,600        122
   National Health Investors, Inc.                       7,800        215
   Nationwide Health Properties, Inc.                   22,600        527
   Newcastle Investment Corp.                           15,100        421
   NorthStar Realty Finance Corp.                        5,300         50
   Novastar Financial, Inc.                              9,300        307
   OMEGA Healthcare Investors, Inc.                     18,200        253
   One Liberty Properties, Inc.                          3,400         68
   Parkway Properties, Inc. of Maryland                  4,600        216
   Pennsylvania Real Estate Investment Trust            12,701        536
   Post Properties, Inc.                                13,400        499
   Prentiss Properties Trust                            14,700        597
   PS Business Parks, Inc.                               5,900        270
   RAIT Investment Trust                                 8,600        245
   Ramco-Gershenson Properties                           4,700        137
   Redwood Trust, Inc.                                   6,800        331
   Saul Centers, Inc.                                    4,200        151
   Saxon Capital, Inc.                                  17,500        207
   Senior Housing Properties Trust                      20,600        391
   Sizeler Property Investors                            5,100         62
   Sovran Self Storage, Inc.                             5,700        279
   Spirit Finance Corp.                                 22,440        252
   Strategic Hotel Capital, Inc.                        13,862        253
   Sun Communities, Inc.                                 5,900        193
   Sunstone Hotel Investors, Inc.                        8,300        202
   Tanger Factory Outlet Centers, Inc.                   9,000        250
   Taubman Centers, Inc.                                17,000        539
   Town & Country Trust (The)                            6,400        186
   Trustreet Properties, Inc.                           20,700        324
   U-Store-It Trust                                      9,000        182
   Universal Health Realty Income, Inc.                  4,400        146
   Urstadt Biddle Properties, Class A                    7,400        112
   Washington Real Estate Investment Trust              14,100        439
   Winston Hotels, Inc.                                  7,600         76
-------------------------------------------------------------------------
                                                                   25,996
-------------------------------------------------------------------------
RETAIL - 6.0%
   99 Cents Only Stores *                               13,700        127
   AC Moore Arts & Crafts, Inc. *                        5,000         96
   Aeropostale, Inc. *                                  18,700        397
   AFC Enterprises *                                     7,400         85
   America's Car Mart, Inc. *                            3,450         62
   Asbury Automotive Group, Inc. *                       4,400         75
   Big 5 Sporting Goods Corp.                            6,800        162
   Big Lots, Inc. *                                     37,300        410
   BJ's Restaurants, Inc. *                              5,100        104
   Blair Corp.                                           1,016         37
   Blockbuster, Inc., Class A                           64,000        304
   Bob Evans Farms, Inc.                                12,400        282
   Bombay (The) Co., Inc. *                             12,900         57
   Bon-Ton Stores                                        2,400         47
   Brookstone, Inc. *                                    7,075        141
   Brown Shoe Co., Inc.                                  6,100        201
   Buckle (The), Inc.                                    2,800         95
   Buffalo Wild Wings, Inc. *                            2,500         66
   Build-A-Bear Workshop, Inc. *                         3,200         71
   Burlington Coat Factory Warehouse Corp.               5,660        215
   Cabela's, Inc., Class A *                            10,800        198
   Cache, Inc. *                                         4,400         67
   California Pizza Kitchen, Inc. *                      6,800        199
   Casey's General Stores, Inc.                         17,400        404
   Cash America International, Inc.                      9,800        203
   Casual Male Retail Group, Inc. *                      9,400         65
   Cato (The) Corp., Class A                            10,600        211
   CEC Entertainment, Inc. *                            11,492        365
   Charlotte Russe Holding, Inc. *                       5,400         72
   Charming Shoppes, Inc. *                             40,500        432
   Children's Place Retail Stores (The), Inc. *          6,900        246
   Christopher & Banks Corp.                            12,025        167
   Citi Trends, Inc. *                                   1,700         37
   CKE Restaurants, Inc.                                19,800        261
   Coldwater Creek, Inc. *                              11,912        300
   Conn's, Inc. *                                        2,000         55
   Cost Plus, Inc. of California *                       7,575        137
   CSK Auto Corp. *                                     15,200        226
   Dave & Buster's, Inc. *                               4,700         63
   DEB Shops, Inc.                                       1,500         33
   Denny's Corp. *                                      31,400        130
   Design Within Reach, Inc. *                           4,700         42
   Domino's Pizza, Inc.                                 10,900        254
   Dress Barn, Inc. *                                    7,600        173

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   81   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

RETAIL - 6.0% - (CONTINUED)
   DSW, Inc., Class A *                                  3,500   $     74
   Electronics Boutique Holdings Corp. *                 3,900        245
   Finish Line (The), Inc., Class A                     14,600        213
   First Cash Financial Services, Inc. *                 4,500        118
   Fred's, Inc.                                         13,925        174
   GameStop Corp., Class B *                            15,200        431
   Genesco, Inc. *                                       7,600        283
   Goody's Family Clothing, Inc.                         6,900         52
   Group 1 Automotive, Inc. *                            7,200        199
   Guitar Center, Inc. *                                 8,600        475
   Haverty Furniture Cos., Inc.                          5,800         71
   Hibbett Sporting Goods, Inc. *                       11,643        259
   HOT Topic, Inc. *                                    15,025        231
   IHOP Corp.                                            6,600        269
   Insight Enterprises, Inc. *                          16,650        310
   J. Jill Group (The), Inc. *                           6,950        110
   Jack in the Box, Inc. *                              11,900        356
   Jo-Ann Stores, Inc. *                                 7,310        126
   Jos. A. Bank Clothiers, Inc. *                        4,387        190
   Kenneth Cole Productions, Inc., Class A               3,350         91
   Krispy Kreme Doughnuts, Inc. *                       18,900        118
   Landry's Restaurants, Inc.                            5,784        169
   Linens 'N Things, Inc. *                             15,400        411
   Lithia Motors, Inc., Class A                          5,400        156
   Lone Star Steakhouse & Saloon, Inc.                   6,400        166
   Longs Drug Stores Corp.                              10,100        433
   Luby's, Inc. *                                        8,000        104
   MarineMax, Inc. *                                     4,700        120
   McCormick & Schmick's Seafood Restaurants, Inc. *     2,100         44
   Movado Group, Inc.                                    6,400        120
   Movie Gallery, Inc.                                   8,425         88
   New York & Co., Inc. *                                4,000         66
   Nu Skin Enterprises, Inc., Class A                   18,400        351
   O'Charleys, Inc. *                                    7,800        112
   P.F. Chang's China Bistro, Inc. *                     8,600        386
   Pacific Sunwear of California, Inc. *                25,000        536
   Pantry (The), Inc. *                                  5,800        217
   Papa John's International, Inc. *                     3,825        192
   Party City Corp. *                                    4,300         73
   Payless Shoesource, Inc. *                           22,200        386
   Pep Boys - Manny, Moe & Jack                         18,000        249
   Petco Animal Supplies, Inc. *                        19,600        415
   Pier 1 Imports, Inc.                                 29,100        328
   Rare Hospitality International, Inc. *               11,975        308
   Red Robin Gourmet Burgers, Inc. *                     4,900        225
   Regis Corp.                                          15,400        582
   Restoration Hardware, Inc. *                          9,400         59
   Retail Ventures, Inc. *                               5,900         65
   Ruby Tuesday, Inc.                                   21,100        459
   Rush Enterprises, Inc., Class A *                     7,300        112
   Ruth's Chris Steak House *                            3,900         72
   Ryan's Restaurant Group, Inc. *                      13,800        161
   School Specialty, Inc. *                             12,000        585
   Select Comfort Corp. *                               12,100        242
   Sharper Image Corp. *                                 4,300         54
   Shoe Carnival, Inc. *                                 2,800         45
   ShopKo Stores, Inc. *                                 9,700        248
   Smart & Final, Inc. *                                 4,150         54
   Sonic Automotive, Inc.                                9,400        209
   Sports Authority (The), Inc. *                        8,511        251
   Stage Stores, Inc.                                    9,450        254
   Steak n Shake (The) Co. *                             9,604        174
   Stein Mart, Inc.                                      8,800        179
   Systemax, Inc. *                                        800          6
   Talbots, Inc.                                         7,900        236
   TBC Corp. *                                           7,300        252
   Texas Roadhouse, Inc., Class A *                     14,800        221
   Too, Inc. *                                          11,400        313
   Tractor Supply Co. *                                 10,900        498
   Trans World Entertainment Corp. *                     6,950         55
   Triarc Cos., Inc., Class B                           13,803        211
   Tuesday Morning Corp.                                 8,700        225
   United Auto Group, Inc.                               9,100        301
   West Marine, Inc. *                                   4,900         72
   Wet Seal (The), Inc., Class A *                      18,700         84
   Wilsons Leather Experts (The), Inc. *                 7,400         45
   World Fuel Services Corp.                             8,900        289
   Zale Corp. *                                         16,700        454
   Zumiez, Inc. *                                        1,300         42
-------------------------------------------------------------------------
                                                                   24,533
-------------------------------------------------------------------------
SAVINGS & LOANS - 1.9%
   Anchor BanCorp Wisconsin, Inc.                        7,200        212
   BankAtlantic Bancorp, Inc., Class A                  15,400        262
   BankUnited Financial Corp., Class A                   9,200        210

See Notes to the Financial Statements.

EQUITY FUNDS   82   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED
SAVINGS & LOANS - 1.9% - (CONTINUED)
   Berkshire Hills Bancorp, Inc.                         2,000   $     68
   Beverly Hills Bancorp, Inc.                           5,261         54
   BFC Financial Corp., Class A *                        7,500         52
   Brookline Bancorp, Inc.                              21,503        340
   Charter Financial Corp. of Georgia                    1,400         48
   Clifton Savings Bancorp, Inc.                         3,400         35
   Commercial Capital Bancorp, Inc.                     15,029        256
   Commercial Federal Corp.                             12,800        437
   Dime Community Bancshares                             9,825        145
   Fidelity Bankshares, Inc.                             7,100        217
   First Defiance Financial Corp.                        2,000         55
   First Financial Holdings, Inc.                        4,500        138
   First Niagara Financial Group, Inc.                  40,119        579
   First Place Financial Corp. of Ohio                   4,400         98
   FirstFed Financial Corp. *                            5,750        309
   Flagstar Bancorp, Inc.                               10,900        176
   Flushing Financial Corp.                              5,525         90
   Franklin Bank Corp. of Houston *                      6,100         99
   Harbor Florida Bancshares, Inc.                       7,412        269
   Horizon Financial Corp.                               3,800         84
   ITLA Capital Corp. *                                  2,100        110
   Kearny Financial Corp.                                8,300        104
   KNBT Bancorp, Inc.                                   10,400        162
   MAF Bancorp, Inc.                                    11,036        452
   NASB Financial, Inc.                                  1,100         44
   NewAlliance Bancshares, Inc.                         39,500        578
   Northwest Bancorp, Inc.                               5,800        123
   OceanFirst Financial Corp.                            2,600         63
   Partners Trust Financial Group, Inc.                 15,730        181
   PennFed Financial Services, Inc.                      3,800         69
   PFF Bancorp, Inc.                                     6,090        184
   Provident Financial Holdings                          1,800         50
   Provident Financial Services, Inc.                   25,329        446
   Provident New York Bancorp                           14,461        169
   Sound Federal Bancorp, Inc.                           2,800         47
   Sterling Financial Corp. of Washington               12,154        274
   TierOne Corp.                                         6,200        163
   United Community Financial Corp. of Ohio              9,900        111
   Westfield Financial, Inc.                             1,700         40
   WSFS Financial Corp.                                  2,200        130
-------------------------------------------------------------------------
                                                                    7,733
-------------------------------------------------------------------------
SEMICONDUCTORS - 4.0%
   Actel Corp. *                                         8,900        129
   ADE Corp. *                                           3,500         79
   AMIS Holdings, Inc. *                                14,800        176
   Amkor Technology, Inc. *                             34,800        152
   Applied Micro Circuits Corp. *                      100,100        300
   Asyst Technologies, Inc. *                           17,000         79
   Atmel Corp. *                                       137,800        284
   ATMI, Inc. *                                         12,500        387
   August Technology Corp. *                             6,400         68
   Axcelis Technologies, Inc. *                         34,600        181
   Brooks Automation, Inc. *                            15,432        206
   Cabot Microelectronics Corp. *                        8,300        244
   Cirrus Logic, Inc. *                                 29,500        224
   Cohu, Inc.                                            7,700        182
   Conexant Systems, Inc. *                            153,500        275
   Credence Systems Corp. *                             29,280        234
   Cypress Semiconductor Corp. *                        44,300        667
   Diodes, Inc. *                                        3,350        121
   DSP Group, Inc. *                                     9,600        246
   EMCORE Corp. *                                       13,000         80
   Emulex Corp. *                                       27,900        564
   Entegris, Inc. *                                     40,577        459
   Exar Corp. *                                         14,400        202
   Fairchild Semiconductor International, Inc. *        40,300        599
   Formfactor, Inc. *                                   11,400        260
   Genesis Microchip, Inc. *                            11,200        246
   Helix Technology Corp.                                9,200        136
   Integrated Device Technology, Inc. *                 65,950        708
   Integrated Silicon Solutions, Inc. *                 12,900        108
   IXYS Corp. *                                          8,400         89
   Kopin Corp. *                                        24,300        169
   Kulicke & Soffa Industries, Inc. *                   18,000        130
   Lattice Semiconductor Corp. *                        39,500        169
   Leadis Technology, Inc. *                             6,600         45
   LTX Corp. *                                          21,700         92
   Mattson Technology, Inc. *                           14,600        110
   Micrel, Inc. *                                       21,100        237
   Microsemi Corp. *                                    20,700        529
   Microtune, Inc. *                                    17,900        111
   MIPS Technologies, Inc. *                            14,500         99
   MKS Instruments, Inc. *                              11,100        191
   Monolithic Power Systems, Inc. *                      5,800         49

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   83   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

SEMICONDUCTORS - 4.0% - (CONTINUED)
   Netlogic Microsystems, Inc. *                         3,800   $     82
   Omnivision Technologies, Inc. *                      19,100        241
   ON Semiconductor Corp. *                             49,700        257
   Pericom Semiconductor Corp. *                         9,500         84
   Photronics, Inc. *                                   13,200        256
   Pixelworks, Inc. *                                   15,900        105
   PLX Technology, Inc. *                                8,000         67
   PMC - Sierra, Inc. *                                 59,900        528
   Portalplayer, Inc. *                                  5,100        140
   Power Integrations, Inc. *                           10,200        222
   Rambus, Inc. *                                       33,000        399
   Rudolph Technologies, Inc. *                          4,700         63
   Semitool, Inc. *                                      5,300         42
   Semtech Corp. *                                      24,300        400
   Sigmatel, Inc. *                                     12,000        243
   Silicon Image, Inc. *                                26,000        231
   Silicon Laboratories, Inc. *                         14,000        425
   Sirf Technology Holdings, Inc. *                     11,600        349
   Skyworks Solutions, Inc. *                           54,100        380
   Standard Microsystems Corp. *                         7,300        218
   Supertex, Inc. *                                      3,700        111
   Tessera Technologies, Inc. *                         14,500        434
   Transwitch Corp. *                                   38,100         66
   Triquint Semiconductor, Inc. *                       47,554        167
   Ultratech, Inc. *                                     8,100        126
   Varian Semiconductor Equipment Associates, Inc. *    12,200        517
   Veeco Instruments, Inc. *                             9,000        144
   Virage Logic Corp. *                                  4,900         38
   Vitesse Semiconductor Corp. *                        71,700        135
   Volterra Semiconductor Corp. *                        5,300         65
   Zoran Corp. *                                        13,965        200
-------------------------------------------------------------------------
                                                                   16,351
-------------------------------------------------------------------------
SOFTWARE - 3.3%
   Acxiom Corp.                                         29,600        554
   Advent Software, Inc. *                               7,500        202
   Allscripts Healthcare Solutions, Inc. *              11,300        204
   Altiris, Inc. *                                       7,500        115
   American Reprographics Co. *                          5,240         90
   AMICAS, Inc. *                                       16,500         89
   Ansys, Inc. *                                        10,600        408
   Aspen Technology, Inc. *                             14,600         91
   Atari, Inc. *                                        17,500         25
   Blackbaud, Inc.                                       3,500         50
   Blackboard, Inc. *                                    6,500        163
   Borland Software Corp. *                             26,800        156
   Bottomline Technologies, Inc. *                       5,500         83
   CCC Information Services Group, Inc. *                2,859         75
   Computer Programs & Systems, Inc.                     2,700         93
   Concur Technologies, Inc. *                           9,700        120
   CSG Systems International, Inc. *                    17,100        371
   Dendrite International, Inc. *                       14,300        287
   Digi International, Inc. *                            8,000         86
   Eclipsys Corp. *                                     12,900        230
   eFunds Corp. *                                       15,200        286
   Emageon, Inc. *                                       4,800         65
   Epicor Software Corp. *                              17,200        224
   EPIQ Systems, Inc. *                                  5,050        110
   FalconStor Software, Inc. *                           9,400         57
   Filenet Corp. *                                      13,800        385
   IDX Systems Corp. *                                   8,700        376
   Infocrossing, Inc. *                                  7,000         64
   Informatica Corp. *                                  29,200        351
   infoUSA, Inc. *                                      11,450        122
   InPhonic, Inc. *                                      5,600         77
   Inter-Tel, Inc.                                       7,200        151
   Intervideo, Inc. *                                    3,700         37
   JDA Software Group, Inc. *                           10,200        155
   Keane, Inc. *                                        16,200        185
   Lawson Software, Inc. *                              22,300        155
   Majesco Entertainment Co. *                           5,900          8
   Mantech International Corp., Class A *                5,400        143
   MapInfo Corp. *                                       7,600         93
   Micromuse, Inc. *                                    27,200        214
   MicroStrategy, Inc., Class A *                        5,300        372
   Midway Games, Inc. *                                  6,589        100
   MoneyGram International, Inc.                        29,200        634
   MRO Software, Inc. *                                  6,400        108
   NDCHealth Corp.                                      11,900        225
   NetIQ Corp. *                                        18,724        229
   Open Solutions, Inc. *                                6,600        144
   Packeteer, Inc. *                                    11,100        139
   Parametric Technology Corp. *                        90,300        629
   PDF Solutions, Inc. *                                 5,900         98
   Pegasystems, Inc. *                                   3,400         20

See Notes to the Financial Statements.

EQUITY FUNDS   84   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED
SOFTWARE - 3.3% - (CONTINUED)
   Per-Se Technologies, Inc. *                           7,699   $    159
   Phase Forward, Inc. *                                 8,100         89
   Phoenix Technologies Ltd. *                           9,000         68
   Progress Software Corp. *                            12,800        407
   QAD, Inc.                                             4,900         41
   Quality Systems, Inc. *                               2,400        166
   Quest Software, Inc. *                               21,000        316
   Renaissance Learning, Inc.                            2,700         48
   ScanSoft, Inc. *                                     37,410        199
   Schawk, Inc.                                          3,600         72
   Seachange International, Inc. *                       8,700         55
   Serena Software, Inc. *                               9,600        191
   SPSS, Inc. *                                          6,100        146
   SS&C Technologies, Inc.                               5,500        201
   SSA Global Technologies, Inc. *                       2,600         46
   SYNNEX Corp. *                                        2,400         40
   THQ, Inc. *                                          20,525        438
   Transaction Systems Architects, Inc. *               12,600        351
   Trident Microsystems, Inc. *                          8,700        277
   Ulticom, Inc. *                                       3,500         39
   Ultimate Software Group, Inc. *                       7,800        144
   VeriFone Holdings, Inc. *                             8,100        163
   Verint Systems, Inc. *                                4,600        188
   Wind River Systems, Inc. *                           23,500        304
   Witness Systems, Inc. *                               9,300        194
-------------------------------------------------------------------------
                                                                   13,790
-------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                   5,100        221
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.1%
   3Com Corp. *                                        127,500        520
   Adaptec, Inc. *                                      37,500        144
   Adtran, Inc.                                         22,100        696
   Aeroflex, Inc. *                                     25,300        237
   Airspan Networks, Inc. *                             13,500         68
   Alaska Communications Systems Group, Inc.             5,100         58
   Anaren, Inc. *                                        6,500         92
   Anixter International, Inc.                          10,700        432
   Applied Signal Technology, Inc.                       4,000         76
   Arris Group, Inc. *                                  34,900        414
   Atheros Communications, Inc. *                       11,500        112
   Black Box Corp.                                       5,800        243
   Broadwing Corp. *                                    22,870        114
   C-COR, Inc. *                                        16,500        111
   Centennial Communications Corp. *                     7,400        111
   CIENA Corp. *                                       189,800        501
   Cincinnati Bell, Inc. *                              80,000        353
   Commonwealth Telephone Enterprises, Inc.              7,333        276
   CommScope, Inc. *                                    18,300        317
   Comtech Telecommunications *                          7,325        304
   Consolidated Communications Holdings, Inc. *          4,600         63
   CT Communications, Inc.                               6,400         79
   Ditech Communications Corp. *                        11,300         76
   Dobson Communications Corp., Class A *               38,500        296
   EndWave Corp. *                                       2,360         30
   Essex Corp. *                                         5,800        126
   Extreme Networks *                                   39,100        174
   Fairpoint Communications, Inc.                        9,110        133
   Finisar Corp. *                                      69,400         95
   Foundry Networks, Inc. *                             41,200        523
   General Communication, Inc., Class A *               19,300        191
   Glenayre Technologies, Inc. *                        24,000         86
   GlobeTel Communications Corp. *                      22,100         32
   Golden Telecom, Inc.                                  7,200        227
   Harmonic, Inc. *                                     23,500        137
   Hypercom Corp. *                                     17,700        115
   IDT Corp., Class B *                                 19,200        234
   Interdigital Communications Corp. *                  17,800        350
   Intrado, Inc. *                                       6,200        112
   Iowa Telecommunications Services, Inc.                7,300        123
   Ixia *                                               11,100        163
   Jamdat Mobile, Inc. *                                 3,700         78
   Level 3 Communications, Inc. *                      230,800        535
   Mastec, Inc. *                                        9,500        104
   MRV Communications, Inc. *                           34,934         74
   Netgear, Inc. *                                      10,300        248
   NeuStar, Inc., Class A *                              7,800        250
   Newport Corp. *                                      14,000        195
   North Pittsburgh Systems, Inc.                        5,300        108
   Novatel Wireless, Inc. *                              9,400        136
   Oplink Communications, Inc. *                        37,300         57
   Plantronics, Inc.                                    16,200        499
   Polycom, Inc. *                                      32,300        522
   Powerwave Technologies, Inc. *                       36,300        472
   Premiere Global Services, Inc. *                     23,200        190

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   85   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP INDEX FUND (continued)

                                                       NUMBER      VALUE
                                                     OF SHARES    (000S)
COMMON STOCKS - 98.6% - CONTINUED

TELECOMMUNICATIONS - 4.1% - (CONTINUED)
   Price Communications Corp. *                         14,657   $    241
   RCN Corp. *                                           7,800        165
   RF Micro Devices, Inc. *                             62,100        351
   SafeNet, Inc. *                                       8,327        302
   SBA Communications Corp., Class A *                  24,400        377
   Shenandoah Telecom Co.                                2,400         99
   Sonus Networks, Inc. *                               82,700        480
   Spectralink Corp.                                     6,800         87
   SureWest Communications                               4,800        138
   Sycamore Networks, Inc. *                            59,700        225
   SymmetriCom, Inc. *                                  15,500        120
   Syniverse Holdings, Inc. *                            6,280         97
   Talk America Holdings, Inc. *                         9,600         91
   Tekelec *                                            18,700        392
   Telkonet, Inc. *                                     12,400         49
   Terayon Communication Systems, Inc. *                26,800        105
   Time Warner Telecom, Inc., Class A *                 17,600        137
   Ubiquitel, Inc. *                                    25,800        225
   USA Mobility, Inc. *                                  9,076        245
   UTStarcom, Inc. *                                    32,600        266
   Valor Communications Group, Inc.                      9,130        124
   Viasat, Inc. *                                        7,100        182
   Westell Technologies, Inc., Class A *                19,800         72
   Wireless Facilities, Inc. *                          17,500        101
   Zhone Technologies, Inc. *                           34,950         91
-------------------------------------------------------------------------
                                                                   16,774
-------------------------------------------------------------------------
TEXTILES - 0.1%
   Angelica Corp.                                        3,500         63
   Dixie Group, Inc. *                                   3,980         63
   G & K Services, Inc., Class A                         6,750        266
   Innovo Group, Inc. *                                  9,300         18
   Unifirst Corp. of Massachusetts                       3,200        112
-------------------------------------------------------------------------
                                                                      522
-------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
   Jakks Pacific, Inc. *                                 8,850        144
   Leapfrog Enterprises, Inc. *                         11,000        162
   RC2 Corp. *                                           6,000        203
   Topps (The) Co.                                      11,600         95
-------------------------------------------------------------------------
                                                                      604
-------------------------------------------------------------------------
TRANSPORTATION - 1.4%
   ABX Air, Inc. *                                      18,300        150
   Arkansas Best Corp.                                   8,900        310
   Covenant Transport, Inc., Class A *                   3,400         41
   Dynamex, Inc. *                                       4,310         67
   EGL, Inc. *                                           7,742        210
   Florida East Coast Industries, Inc.                  11,100        503
   Forward Air Corp.                                    11,050        407
   Frozen Food Express Industries, Inc. *                5,600         59
   Genesee & Wyoming, Inc., Class A *                    7,450        236
   Gulfmark Offshore, Inc. *                             5,400        174
   Heartland Express, Inc.                              15,878        323
   HUB Group, Inc., Class A *                            6,700        246
   Kansas City Southern *                               27,400        639
   Kirby Corp. *                                         7,200        356
   Knight Transportation, Inc.                          12,293        299
   Maritrans, Inc.                                       3,200        102
   Marten Transport Ltd. *                               3,700         94
   Offshore Logistics, Inc. *                            7,527        278
   Old Dominion Freight Line, Inc. *                     6,450        216
   Pacer International, Inc.                            12,700        335
   PAM Transportation Services, Inc. *                     869         14
   RailAmerica, Inc. *                                  12,900        154
   SCS Transportation, Inc. *                            5,400         85
   Sirva, Inc. *                                         7,500         56
   U.S. Xpress Enterprises, Inc., Class A *              3,700         43
   USA Truck, Inc. *                                     2,000         51
   Werner Enterprises, Inc.                             17,700        306
-------------------------------------------------------------------------
                                                                    5,754
-------------------------------------------------------------------------
TRUCKING & LEASING - 0.2%
   AMERCO, Inc. *                                        3,600        210
   GATX Corp.                                           14,500        574
   Greenbrier Cos., Inc.                                 2,300         76
   Interpool, Inc.                                       2,200         40
-------------------------------------------------------------------------
                                                                      900
-------------------------------------------------------------------------
WATER - 0.2%
   American States Water Co.                             5,400        181
   California Water Service Group                        5,800        239
   Connecticut Water Service, Inc.                       2,850         70
   Middlesex Water Co.                                   3,733         84
   Pico Holdings, Inc. *                                 2,700         95

See Notes to the Financial Statements.

EQUITY FUNDS   86   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  NUMBER    VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 98.6% - CONTINUED

WATER - 0.2% - (CONTINUED)
   SJW Corp.                                       2,400   $   116
   Southwest Water Co.                             7,236       105
------------------------------------------------------------------
                                                               890
------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------
(COST $   324,461)                                         406,357

OTHER - 0.0%
   Escrow MascoTech, Inc.*                         3,700         -
   Escrow Position PetroCorp.*                     1,900         -
------------------------------------------------------------------
TOTAL OTHER
------------------------------------------------------------------
(COST $-)                                                        -

RIGHT - 0.0%
   CSF Holdings, Inc.*                             4,212         -
------------------------------------------------------------------
TOTAL RIGHT
------------------------------------------------------------------
(COST $ -)                                                       -

WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08*          33         -
   Optical Cable Corp., Exp. 10/24/07*               147         -
   Optical Cable Corp., Exp. 10/24/07*            52,400         -
   Redback Networks, Exp. 1/2/11*                    782         5
   Redback Networks, Exp. 1/2/11*                    823         3
------------------------------------------------------------------
TOTAL WARRANTS
------------------------------------------------------------------
(COST $ -)                                                       8

                                                PRINCIPAL
                                                 AMOUNT      VALUE
                                                 (000S)     (000S)
SHORT-TERM INVESTMENTS - 1.9%
   Societe Generale, Grand Cayman,
          Eurodollar Time Deposit,
          3.94%, 10/3/05                          $7,140   $  7,140
   U.S. Treasury Bill, (1)
          3.25%, 12/1/05                             615        612
-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------
(COST $   7,752)                                              7,752

-------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5%
-------------------------------------------------------------------
(COST $   332,213)                                          414,117
   Liabilities less Other Assets - (0.5)%                    (2,125)
-------------------------------------------------------------------
NET ASSETS - 100.0%                                        $411,992

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At September 30, 2005, the Small Cap Index Fund had open futures contracts as follows:

                               NOTIONAL                             UNREALIZED
                   NUMBER OF    AMOUNT     CONTRACT     CONTRACT       GAIN
TYPE               CONTRACTS    (000S)     POSITION       EXP.        (000S)
Russell 2000         18         $6,049       Long         12/05        $56
==============================================================================

At September 30, 2005, the industry sectors for the Small Cap Index Fund were:

                                                    % OF LONG-TERM
INDUSTRY SECTOR                                       INVESTMENTS
Consumer Discretionary                                       14.9%
Consumer Staples                                               2.8
Energy                                                         6.8
Financials                                                    21.3
Health Care                                                   12.7
Industrials                                                   14.7
Information Technology                                        18.2
Materials                                                      4.6
Telecommunication Services                                     1.3
Utilities                                                      2.7
------------------------------------------------------------------
Total                                                       100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   87   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND

                                                  NUMBER     VALUE
                                                OF SHARES    (000S)
COMMON STOCKS - 97.8%

AEROSPACE/DEFENSE - 2.8%
   AAR Corp.*                                      3,800   $    65
   Curtiss-Wright Corp.                           56,900     3,511
   DRS Technologies, Inc.                          2,700       133
   Esterline Technologies Corp.*                 101,221     3,835
   Heico Corp.                                    17,760       412
   Herley Industries, Inc.*                       36,794       686
   Moog, Inc., Class A *                         134,250     3,963
   Orbital Sciences Corp.*                        19,900       249
   Triumph Group, Inc.*                           30,114     1,120
------------------------------------------------------------------
                                                            13,974
------------------------------------------------------------------
AGRICULTURE - 0.0%
   Alliance One International, Inc.               26,220        93
   Andersons (The), Inc.                           1,400        41
------------------------------------------------------------------
                                                               134
------------------------------------------------------------------
AIRLINES - 0.6%
   Mesa Air Group, Inc.*                           3,753        31
   Skywest, Inc.                                 116,784     3,132
------------------------------------------------------------------
                                                             3,163
------------------------------------------------------------------
APPAREL - 1.6%
   Deckers Outdoor Corp.*                         18,500       445
   Gymboree Corp.*                                 3,639        50
   Hampshire Group Ltd.*                             218         5
   Hartmarx Corp.*                                 3,100        20
   Kellwood Co.                                   80,371     2,078
   Phillips-Van Heusen Corp.                      62,783     1,948
   Russell Corp.                                  34,552       485
   Skechers U.S.A., Inc., Class A*                51,100       836
   Steven Madden Ltd.*                             1,400        32
   Stride Rite Corp.                             104,375     1,338
   Superior Uniform Group, Inc.                   14,800       191
   Warnaco Group (The), Inc.*                      3,900        85
   Wolverine World Wide, Inc.                     27,307       575
------------------------------------------------------------------
                                                             8,088
------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.7%
   Aftermarket Technology Corp.*                  91,650     1,685
   ArvinMeritor, Inc.                              6,300       105
   Bandag, Inc.                                   72,900     3,125
   Cooper Tire & Rubber Co.                      103,354     1,578
   Keystone Automotive Industries, Inc.*           1,607        46
   Modine Manufacturing Co.                       53,755     1,972
   Proliance International, Inc.*                 12,574        69
------------------------------------------------------------------
                                                             8,580
------------------------------------------------------------------
BANKS - 9.3%
   1st Source Corp.                               50,791     1,176
   1st State Bancorp, Inc.                         2,899       105
   ABC Bancorp                                    64,328     1,234
   Amcore Financial, Inc.                         10,400       325
   AmericanWest Bancorp*                             995        23
   Bancfirst Corp.                                11,695       994
   Bancorp Rhode Island, Inc.                        405        15
   BancorpSouth, Inc.                             45,700     1,044
   Bank Mutual Corp.                               7,600        81
   Bank of Granite Corp.                           1,400        27
   Banner Corp.                                   39,233     1,045
   Berkshire Bancorp, Inc.                        11,900       214
   Capital Bank Corp.                              3,991        60
   Capital Crossing Bank*                         12,212       424
   Capitol Bancorp Ltd.                            1,300        42
   Cathay General Bancorp, Inc.                    1,348        48
   Center Financial Corp.                          2,277        54
   Central Pacific Financial Corp.                19,702       693
   Chemical Financial Corp.                       12,469       405
   Citizens & Northern Corp.                         600        16
   Citizens Banking Corp. of Michigan             30,692       872
   CityBank Lynwood of Washington                    900        31
   Columbia Banking Systems, Inc.                  2,347        62
   Community Bank System, Inc.                   150,300     3,397
   Community Trust Bancorp, Inc.                  34,242     1,102
   Corus Bankshares, Inc.                         12,793       701
   Farmers Capital Bank Corp.                        700        22
   Fidelity Southern Corp.                         4,452        77
   Financial Institutions, Inc.                    8,928       164
   First Charter Corp.                            41,268     1,010
   First Citizens Bancshares, Inc., Class A       11,287     1,926
   First Commonwealth Financial Corp.            115,564     1,540
   First Community Bancorp of California           7,531       360
   First Community Bancshares, Inc. of Virginia      900        26
   First Financial Corp. of Indiana               48,876     1,320
   First Indiana Corp.                            18,304       624
   First M & F Corp.                               9,609       339
   First Merchants Corp.                          32,462       838
   First Republic Bank of California              29,620     1,044

See Notes to the Financial Statements.

EQUITY FUNDS   88   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  NUMBER     VALUE
                                                OF SHARES   (000S)
COMMON STOCKS - 97.8% - CONTINUED

BANKS - 9.3% - (CONTINUED)
   First State Bancorporation of New Mexico        4,030   $    85
   Fremont General Corp.                           6,200       135
   GB&T Bancshares, Inc.                          31,118       661
   Gold Banc Corp., Inc.                          65,176       971
   Greater Bay Bancorp                            70,718     1,743
   Hancock Holding Co.                            87,236     2,978
   Hanmi Financial Corp.                          24,436       439
   Heartland Financial USA, Inc.                   3,182        62
   Heritage Commerce Corp.*                        4,022        84
   IBERIABANK Corp.                                1,000        53
   Independent Bank Corp. of Massachusetts         1,200        36
   Integra Bank Corp.                              5,019       109
   Irwin Financial Corp.                         101,100     2,061
   Lakeland Bancorp, Inc.                          1,890        29
   Macatawa Bank Corp.                             1,284        44
   Main Street Banks, Inc.                        40,425     1,083
   MainSource Financial Group, Inc.                5,169        92
   MB Financial, Inc.                              2,037        79
   Merchants & Manufacturers Bancorporation, Inc.  1,870        72
   Mid-State Bancshares                            6,447       177
   National Penn Bancshares, Inc.                  2,900        72
   Old National Bancorp of Indiana                60,700     1,288
   Omega Financial Corp.                           2,216        62
   Peoples Bancorp, Inc. of Ohio                   1,100        30
   Provident Bankshares Corp.                      6,600       230
   Renasant Corp.                                    917        29
   Republic Bancorp, Inc. of Kentucky, Class A    15,479       324
   Security Bank Corp. of Georgia                  2,056        51
   Simmons First National Corp., Class A          34,532       985
   Southwest Bancorp, Inc. of Oklahoma             1,115        24
   State Financial Services Corp., Class A         1,720        63
   Sun Bancorp, Inc. of New Jersey *               2,322        49
   Susquehanna Bancshares, Inc.                   75,970     1,826
   Taylor Capital Group, Inc.                      1,010        38
   UMB Financial Corp.                            69,878     4,590
   Umpqua Holdings Corp.                           7,549       184
   Univest Corp. of Pennsylvania                  27,000       747
   Unizan Financial Corp.                          9,719       235
   Virginia Financial Group, Inc.                  2,514        91
   WesBanco, Inc.                                 34,897       960
   Whitney Holding Corp.                             830        22
   Yardville National Bancorp                     12,501       441
------------------------------------------------------------------
                                                            46,814
------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
   Regeneron Pharmaceuticals, Inc.*              177,500     1,685
   Serologicals Corp.*                            17,474       394
------------------------------------------------------------------
                                                             2,079
------------------------------------------------------------------
BUILDING MATERIALS - 3.6%
   Apogee Enterprises, Inc.                        7,960       136
   Comfort Systems USA, Inc.*                     22,900       202
   Eagle Materials, Inc.                          49,069     5,956
   Genlyte Group, Inc.*                           15,898       764
   Lennox International, Inc.                    127,872     3,505
   LSI Industries, Inc.                           42,338       804
   NCI Building Systems, Inc.*                    47,920     1,955
   Texas Industries, Inc.                          2,100       114
   Universal Forest Products, Inc.                39,778     2,280
   USG Corp.*                                     14,708     1,011
   York International Corp.                       22,228     1,246
------------------------------------------------------------------
                                                            17,973
------------------------------------------------------------------
CHEMICALS - 2.1%
   Arch Chemicals, Inc.                           67,171     1,562
   Chemtura Corp.                                  2,445        30
   Cytec Industries, Inc.                         80,400     3,488
   Fuller (H.B.) Co.                              22,550       701
   Minerals Technologies, Inc.                    24,652     1,410
   NewMarket Corp.*                               23,160       402
   Octel Corp.                                    25,992       433
   Penford Corp.                                  17,597       235
   Schulman (A.), Inc.                            41,820       751
   Sensient Technologies Corp.                     3,900        74
   Spartech Corp.                                 40,900       799
   Stepan Co.                                     25,489       639
   Terra Industries, Inc.*                         3,000        20
------------------------------------------------------------------
                                                            10,544
------------------------------------------------------------------
COMMERCIAL SERVICES - 3.5%
   ACE Cash Express, Inc.*                         6,800       133
   Albany Molecular Research, Inc.*               42,712       520
   Banta Corp.                                     6,950       354
   Bowne & Co., Inc.                              30,000       429
   BPP Liquidating Trust                          29,900         4
   CBIZ, Inc.*                                   254,195     1,296
   Central Parking Corp.                           9,900       148

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   89   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                  NUMBER     VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 97.8% - CONTINUED

COMMERCIAL SERVICES - 3.5% - (CONTINUED)
   Clark, Inc.                                    56,723   $   955
   Consolidated Graphics, Inc.*                   45,853     1,974
   Corrections Corp. of America *                 45,890     1,822
   Cross Country Healthcare, Inc. *               35,371       656
   Dollar Thrifty Automotive Group *              33,200     1,118
   Electro Rent Corp.*                             3,102        39
   Exponent, Inc.*                                 3,207       101
   FTI Consulting, Inc.*                           3,500        88
   Hooper Holmes, Inc.                             5,100        20
   Kforce, Inc.*                                  67,200       692
   MAXIMUS, Inc.                                   2,000        72
   MPS Group, Inc.*                              273,500     3,227
   On Assignment, Inc.*                           33,482       286
   Parexel International Corp.*                    2,800        56
   PDI, Inc.*                                     21,800       334
   PRG-Schultz International, Inc.*               11,310        34
   Rent-Way, Inc.*                                 2,100        14
   Source Interlink Cos., Inc.*                  104,000     1,150
   SOURCECORP, Inc.*                              27,238       584
   Startek, Inc.                                  97,800     1,291
   Stewart Enterprises, Inc., Class A              6,578        44
   TeleTech Holdings, Inc.*                       29,863       299
   Volt Information Sciences, Inc.*                2,000        41
------------------------------------------------------------------
                                                            17,781
------------------------------------------------------------------
COMPUTERS - 2.0%
   Agilysys, Inc.                                 42,623       718
   Catapult Communications Corp.*                  7,055       129
   CIBER, Inc.*                                   78,834       586
   Electronics for Imaging, Inc.*                 60,000     1,376
   Hutchinson Technology, Inc.*                   60,127     1,571
   Imation Corp.                                  10,800       463
   Integral Systems, Inc. of Maryland              1,224        25
   Intergraph Corp.*                              35,358     1,581
   MTS Systems Corp.                              28,515     1,077
   Perot Systems Corp., Class A*                  75,400     1,067
   Quantum Corp.*                                 14,900        46
   Radisys Corp.*                                 53,900     1,046
   SYKES Enterprises, Inc.*                       15,991       190
------------------------------------------------------------------
                                                             9,875
------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.4%
   Brightpoint, Inc.*                             34,814       666
   Building Material Holding Corp.                 2,569       240
   Handleman Co.                                   9,975       126
   Timco Aviation Services, Inc.*                  2,454         -
   Watsco, Inc.                                  109,801     5,832
------------------------------------------------------------------
                                                             6,864
------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   Advanta Corp., Class B                          1,501        42
   California First National Bancorp               5,653        74
   CharterMac                                     32,700       670
   CompuCredit Corp.*                             66,686     2,962
   Credit Acceptance Corp.*                      116,288     1,663
   Financial Federal Corp.                        12,071       481
   First Albany Cos., Inc.                        45,563       296
   Municipal Mortgage & Equity LLC                 7,457       186
   Ocwen Financial Corp.*                        155,100     1,077
   Stifel Financial Corp.*                           900        32
   SWS Group, Inc.                                 2,000        33
------------------------------------------------------------------
                                                             7,516
------------------------------------------------------------------
ELECTRIC - 2.5%
   Avista Corp.                                   34,552       670
   BayCorp Holdings Ltd.*                             97         1
   Black Hills Corp.                              38,179     1,656
   Central Vermont Public Service Corp.           58,535     1,024
   CH Energy Group, Inc.                           1,500        71
   Cleco Corp.                                    11,200       264
   El Paso Electric Co.*                          16,200       338
   Empire District Electric (The) Co.             33,123       757
   Green Mountain Power Corp.                      1,508        50
   Otter Tail Corp.                                2,700        83
   PNM Resources, Inc.                            11,600       333
   UIL Holdings Corp.                             60,537     3,167
   Unisource Energy Corp.                        129,800     4,315
------------------------------------------------------------------
                                                            12,729
------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
   Artesyn Technologies, Inc.*                   162,600     1,512
   Belden CDT, Inc.                                5,300       103
   Encore Wire Corp.*                            102,246     1,663
   Greatbatch, Inc.*                               1,800        49
   Powell Industries, Inc.*                       12,108       265
------------------------------------------------------------------
                                                             3,592
------------------------------------------------------------------
ELECTRONICS - 3.2%
   Analogic Corp.                                  1,300        66
   Benchmark Electronics, Inc.*                  120,024     3,615

See Notes to the Financial Statements.

EQUITY FUNDS   90   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  NUMBER    VALUE
                                                OF SHARES   (000S)
COMMON STOCKS - 97.8% - CONTINUED

ELECTRONICS - 3.2% - (CONTINUED)
   Checkpoint Systems, Inc.*                       5,715   $   136
   Coherent, Inc.*                                 3,595       105
   CTS Corp.                                     102,200     1,237
   Cymer, Inc.*                                   42,900     1,344
   Electro Scientific Industries, Inc.*           62,228     1,391
   FEI Co.*                                       45,200       870
   Methode Electronics, Inc.                      59,384       684
   Metrologic Instruments, Inc.*                  41,500       755
   Molecular Devices Corp. *                      15,700       328
   Park Electrochemical Corp.                      2,800        75
   Paxar Corp.*                                   63,766     1,074
   Rofin-Sinar Technologies, Inc.*                28,146     1,069
   SBS Technologies, Inc.*                           600         6
   Stoneridge, Inc.*                               6,472        53
   TTM Technologies, Inc.*                        71,800       513
   Watts Water Technologies, Inc., Class A        96,400     2,781
   Woodward Governor Co.                           1,455       124
------------------------------------------------------------------
                                                            16,226
------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.8%
   EMCOR Group, Inc.*                             15,705       931
   Granite Construction, Inc.                      9,010       345
   URS Corp.*                                     44,118     1,782
   Washington Group International, Inc. *         13,475       726
------------------------------------------------------------------
                                                             3,784
------------------------------------------------------------------
ENTERTAINMENT - 0.6%
   Bluegreen Corp. *                              34,812       614
   Carmike Cinemas, Inc.                           3,307        76
   Steinway Musical Instruments *                 30,319       799
   Vail Resorts, Inc. *                           56,329     1,620
------------------------------------------------------------------
                                                             3,109
------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.4%
   Aleris International, Inc. *                   61,730     1,695
   Calgon Carbon Corp.                            31,805       251
   Met-Pro Corp.                                   3,118        48
   Waste Industries USA, Inc.                      7,447        99
------------------------------------------------------------------
                                                             2,093
------------------------------------------------------------------
FOOD - 3.4%
   Chiquita Brands International, Inc.            47,200     1,319
   Corn Products International, Inc.             192,724     3,887
   Flowers Foods, Inc.                           185,475     5,060
   Hain Celestial Group, Inc.*                     3,000        58
   J & J Snack Foods Corp.                         3,117       180
   Lance, Inc.                                     8,969       157
   Nash Finch Co.                                 12,179       514
   Ralcorp Holdings, Inc.*                         7,457       313
   Ruddick Corp.                                  79,252     1,827
   Sanfilippo (John B.) & Son *                    1,000        17
   Seaboard Corp.                                  2,055     2,821
   Weis Markets, Inc.                             20,108       805
------------------------------------------------------------------
                                                            16,958
------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.3%
   Buckeye Technologies, Inc.*                     3,000        24
   Glatfelter Co.                                 30,566       431
   Longview Fibre Co.                              4,900        96
   Rock-Tenn Co., Class A                         31,886       481
   Schweitzer-Mauduit International, Inc.          1,500        33
   Wausau Paper Corp.                             17,636       221
------------------------------------------------------------------
                                                             1,286
------------------------------------------------------------------
GAS - 1.7%
   Cascade Natural Gas Corp.                       1,100        24
   Laclede Group (The), Inc.                      23,126       751
   Peoples Energy Corp.                            3,800       150
   SEMCO Energy, Inc.*                            16,500       109
   South Jersey Industries, Inc.                  26,172       763
   Southwest Gas Corp.                           111,938     3,066
   WGL Holdings, Inc.                            118,000     3,791
------------------------------------------------------------------
                                                             8,654
------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.8%
   Kennametal, Inc.                               39,736     1,948
   Regal-Beloit Corp.                             56,093     1,820
------------------------------------------------------------------
                                                             3,768
------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.8%
   Conmed Corp.*                                  40,975     1,142
   Datascope Corp.                                 3,256       101
   Encore Medical Corp.*                         227,137     1,067
   HealthTronics, Inc.*                            6,300        63
   Invacare Corp.                                  2,800       117
   Microtek Medical Holdings, Inc.*              122,094       453
   PSS World Medical, Inc.*                        7,430        99
   Thoratec Corp.*                                 4,900        87
   Viasys Healthcare, Inc.*                       37,077       927
   Zoll Medical Corp.*                             2,063        54
------------------------------------------------------------------
                                                             4,110
------------------------------------------------------------------

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   91   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                   NUMBER    VALUE
                                                 OF SHARES   (000S)
COMMON STOCKS - 97.8% - CONTINUED

HEALTHCARE - SERVICES - 1.0%
   Allied Healthcare International, Inc.*          5,000   $    28
   Genesis HealthCare Corp.*                       2,057        83
   Kindred Healthcare, Inc.*                       6,800       203
   Medcath Corp.*                                  2,300        55
   OCA, Inc.*                                    140,930       211
   Pediatrix Medical Group, Inc.*                 14,305     1,099
   RehabCare Group, Inc.*                          1,500        31
   Res-Care, Inc.*                                 4,600        71
   Sunrise Senior Living, Inc.*                   48,223     3,218
   Symbion, Inc.*                                  1,524        39
------------------------------------------------------------------
                                                             5,038
------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.0%
   Resource America, Inc., Class A                 8,650       153
------------------------------------------------------------------
HOME BUILDERS - 0.1%
   Dominion Homes, Inc.*                           7,954       127
   M/I Homes, Inc.                                 1,310        71
   Modtech Holdings, Inc.*                        14,232       138
   Palm Harbor Homes, Inc.*                        2,779        54
------------------------------------------------------------------
                                                               390
------------------------------------------------------------------
HOME FURNISHINGS - 0.0%
   Flexsteel Industries, Inc.                        274         4
   Hooker Furniture Corp.                          1,500        25
   Kimball International, Inc., Class B            1,862        23
------------------------------------------------------------------
                                                                52
------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.4%
   Central Garden and Pet Co.*                     9,542       432
   CSS Industries, Inc.                           44,390     1,443
   Ennis, Inc.                                     2,500        42
   Water Pik Technologies, Inc.*                   7,638       155
------------------------------------------------------------------
                                                             2,072
------------------------------------------------------------------
HOUSEWARES - 0.0%
   Enesco Group, Inc.*                            28,302        46
   Libbey, Inc.                                    1,400        21
------------------------------------------------------------------
                                                                67
------------------------------------------------------------------
INSURANCE - 6.5%
   21st Century Insurance Group                   13,000       207
   Alfa Corp.                                      6,300       105
   American Physicians Capital, Inc.*              2,076       102
   Baldwin & Lyons, Inc., Class B                  3,924        98
   CNA Surety Corp.*                              17,900       255
   Delphi Financial Group, Inc., Class A          74,100     3,468
   Donegal Group, Inc., Class A                    1,400        30
   EMC Insurance Group, Inc.                       6,519       118
   Erie Family Life Insurance Co.                  6,500       187
   FBL Financial Group, Inc., Class A             19,750       592
   Financial Industries Corp.*                     5,000        38
   First Acceptance Corp.*                         2,900        29
   FPIC Insurance Group, Inc.*                     1,000        36
   Great American Financial Resources, Inc.       62,892     1,258
   Harleysville Group, Inc.                        4,681       112
   Horace Mann Educators Corp.                    42,697       845
   Independence Holding Co.                       14,604       266
   Infinity Property & Casualty Corp.              1,500        53
   Kansas City Life Insurance Co.                    106         6
   Landamerica Financial Group, Inc.              42,923     2,775
   Midland (The) Co.                               9,997       360
   Navigators Group, Inc.*                        15,812       590
   Presidential Life Corp.                         2,300        41
   ProAssurance Corp.*                            59,809     2,791
   RLI Corp.                                      80,700     3,733
   Safety Insurance Group, Inc.                    3,049       109
   Selective Insurance Group, Inc.                83,268     4,072
   State Auto Financial Corp.                      6,300       199
   Stewart Information Services Corp.             67,305     3,446
   Triad Guaranty, Inc.*                           1,400        55
   UICI                                          137,922     4,965
   United America Indemnity Ltd., Class A *        1,900        35
   United Fire & Casualty Co.                     35,696     1,610
   USI Holdings Corp.*                             5,395        70
------------------------------------------------------------------
                                                            32,656
------------------------------------------------------------------
INTERNET - 2.2%
   AsiaInfo Holdings, Inc.*                       10,674        52
   Avocent Corp.*                                 43,200     1,367
   Harris Interactive, Inc.*                     257,599     1,100
   Infospace, Inc.*                               35,400       845
   Internet Security Systems, Inc.*               34,100       819
   Ipass, Inc.*                                  197,600     1,063
   Keynote Systems, Inc.*                          1,762        23
   NetBank, Inc.                                 148,408     1,233
   RSA Security, Inc.*                            96,200     1,223
   SonicWALL, Inc.*                                7,400        47
   TIBCO Software, Inc.*                         157,000     1,312
   Valueclick, Inc.*                             118,076     2,018

See Notes to the Financial Statements.

EQUITY FUNDS   92   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  NUMBER     VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 97.8% - CONTINUED

INTERNET - 2.2% - (CONTINUED)
   Verity, Inc. *                                  4,140    $   44
------------------------------------------------------------------
                                                            11,146
------------------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
   Capital Southwest Corp.                           500        43
   Gladstone Capital Corp.                         3,200        72
   MCG Capital Corp.                               9,300       157
------------------------------------------------------------------
                                                               272
------------------------------------------------------------------
IRON/STEEL - 2.1%
   Chaparral Steel Co.*                            2,100        53
   Gibraltar Industries, Inc.                     77,515     1,773
   Material Sciences Corp.*                       12,000       181
   Oregon Steel Mills, Inc.*                       3,000        84
   Reliance Steel & Aluminum Co.                  81,065     4,291
   Schnitzer Steel Industries, Inc., Class A       1,800        59
   Shiloh Industries, Inc.*                        2,200        29
   Steel Dynamics, Inc.                          125,720     4,269
   Wheeling-Pittsburgh Corp.*                      1,400        23
------------------------------------------------------------------
                                                            10,762
------------------------------------------------------------------
LODGING - 0.5%
   Aztar Corp.*                                   27,098       835
   Marcus Corp.                                   75,888     1,521
------------------------------------------------------------------
                                                             2,356
------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Astec Industries, Inc.*                         2,870        82
   JLG Industries, Inc.                           39,388     1,441
------------------------------------------------------------------
                                                             1,523
------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.5%
   Alamo Group, Inc.                               5,600       111
   Cascade Corp.                                  14,901       726
   Flowserve Corp.*                               65,022     2,363
   Gardner Denver, Inc.*                           9,744       435
   Gorman-Rupp (The) Co.                           1,100        26
   Kadant, Inc.*                                  29,321       588
   NACCO Industries, Inc., Class A                   700        80
   Robbins & Myers, Inc.                           5,541       125
   Sauer-Danfoss, Inc.                           118,985     2,380
   Stewart & Stevenson Services, Inc.             27,800       663
   Tennant Co.                                       700        29
------------------------------------------------------------------
                                                             7,526
------------------------------------------------------------------
MEDIA - 0.8%
   4Kids Entertainment, Inc. *                    30,800       536
   American Satellite Network *                      255         -
   Emmis Communications Corp., Class A *           6,400       141
   Hearst-Argyle Television, Inc.                 35,500       912
   Liberty Corp.                                  12,200       572
   Media General, Inc., Class A                   19,324     1,121
   Scholastic Corp.*                              24,207       895
------------------------------------------------------------------
                                                             4,177
------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.6%
   CIRCOR International, Inc.                     40,609     1,115
   Mueller Industries, Inc.                       18,722       520
   Quanex Corp.                                   23,107     1,530
   Worthington Industries, Inc.                    2,100        44
------------------------------------------------------------------
                                                             3,209
------------------------------------------------------------------
MINING - 0.3%
   Amcol International Corp.                       2,900        55
   Brush Engineered Materials, Inc.*              60,200       956
   Century Aluminum Co.*                           3,100        70
   Stillwater Mining Co.*                          9,200        84
   USEC, Inc.                                     18,341       205
------------------------------------------------------------------
                                                             1,370
------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.2%
   Ameron International Corp.                     15,505       719
   Applied Films Corp.*                            1,733        36
   Aptargroup, Inc.                                3,300       164
   ESCO Technologies, Inc.*                       28,818     1,443
   Griffon Corp.*                                  7,323       180
   Jacuzzi Brands, Inc.*                          19,248       155
   Myers Industries, Inc.                         38,699       451
   Smith (A.O.) Corp.                             74,616     2,127
   Standex International Corp.                    12,682       334
   Tredegar Corp.                                 37,955       494
------------------------------------------------------------------
                                                             6,103
------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.3%
   Imagistics International, Inc.*                41,200     1,724
------------------------------------------------------------------
OIL & GAS - 3.3%
   Atlas America, Inc.*                            5,135       251
   Brigham Exploration Co.*                        7,977       102
   Callon Petroleum Co.*                           1,700        35
   Cimarex Energy Co.*                           109,975     4,985
   Edge Petroleum Corp.*                           1,700        45
   Giant Industries, Inc.*                         1,400        82
   Harvest Natural Resources, Inc.*              121,875     1,308

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   93   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                   NUMBER    VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 97.8% - CONTINUED

OIL & GAS - 3.3% - (CONTINUED)
   Houston Exploration Co.*                       70,700   $ 4,754
   Meridian Resource Corp.*                        8,300        35
   Spinnaker Exploration Co.*                      6,100       395
   Stone Energy Corp.*                            69,800     4,261
   Swift Energy Co.*                               2,500       114
------------------------------------------------------------------
                                                            16,367
------------------------------------------------------------------
OIL & GAS SERVICES - 1.5%
   Maverick Tube Corp.*                            3,700       111
   Oil States International, Inc.*               199,300     7,237
   Universal Compression Holdings, Inc.*           3,402       135
   Veritas DGC, Inc.*                              2,500        91
------------------------------------------------------------------
                                                             7,574
------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.2%
   Chesapeake Corp.                               43,697       803
   Greif Inc., Class A                             4,835       291
------------------------------------------------------------------
                                                             1,094
------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
   Nutraceutical International Corp. *            29,400       418
   Omega Protein Corp. *                          65,689       500
------------------------------------------------------------------
                                                               918
------------------------------------------------------------------
PIPELINES - 0.0%
   Kinder Morgan Management LLC *                 13,420         -
   TransMontaigne, Inc. *                         28,300       226
------------------------------------------------------------------
                                                               226
------------------------------------------------------------------
REAL ESTATE - 0.9%
   American Real Estate LP                         3,600       135
   Avatar Holdings, Inc. *                         2,519       149
   Bresler & Reiner, Inc.                          2,200        79
   Jones Lang LaSalle, Inc.                       51,074     2,353
   Trammell Crow Co. *                            54,378     1,342
   W.P. Carey & Co. LLC                           22,300       600
------------------------------------------------------------------
                                                             4,658
------------------------------------------------------------------
REITS - 8.8%
   Acadia Realty Trust                            30,123       542
   American Home Mortgage Investment Corp.        10,975       333
   American Land Lease, Inc.                      26,088       620
   AMLI Residential Properties Trust               7,137       229
   Anthracite Capital, Inc.                      107,100     1,240
   Brandywine Realty Trust                        36,768     1,143
   Capital Automotive REIT                         4,385       170
   Capital Trust, Inc. of New York, Class A       14,519       467
   Commercial Net Lease Realty                   134,086     2,682
   Correctional Properties Trust                  18,728       551
   Cousins Properties, Inc.                        6,700       202
   EastGroup Properties, Inc.                     22,365       978
   Equity One, Inc.                              176,828     4,111
   Gables Residential Trust                       36,669     1,601
   Glenborough Realty Trust, Inc.                 17,700       340
   Heritage Property Investment Trust             14,708       515
   Highwoods Properties, Inc.                      5,000       148
   Home Properties, Inc.                          15,600       612
   IMPAC Mortgage Holdings, Inc.                 166,500     2,041
   Innkeepers USA Trust                            5,800        90
   Investors Real Estate Trust                    13,793       131
   Kilroy Realty Corp.                            90,900     5,093
   LaSalle Hotel Properties                        7,152       246
   MFA Mortgage Investments, Inc.                110,306       676
   Mid-America Apartment Communities, Inc.           302        14
   Mission West Properties                         4,735        47
   National Health Investors, Inc.                41,971     1,159
   Newcastle Investment Corp.                     83,695     2,335
   OMEGA Healthcare Investors, Inc.               12,995       181
   Parkway Properties, Inc. of Maryland           24,690     1,158
   Pennsylvania Real Estate Investment Trust      89,800     3,788
   Post Properties, Inc.                           3,800       142
   Prentiss Properties Trust                      57,923     2,352
   PS Business Parks, Inc.                        46,457     2,128
   RAIT Investment Trust                          35,329     1,007
   Ramco-Gershenson Properties                    13,781       402
   Redwood Trust, Inc.                             2,100       102
   Saxon Capital, Inc.                           129,050     1,529
   Senior Housing Properties Trust               134,239     2,550
   Sovran Self Storage, Inc.                      11,061       541
   Winston Hotels, Inc.                           13,800       138
------------------------------------------------------------------
                                                            44,334
------------------------------------------------------------------
RETAIL - 6.5%
   Big Lots, Inc.*                                93,300     1,025
   Bob Evans Farms, Inc.                           3,060        70
   Brookstone, Inc.*                              10,931       218
   Brown Shoe Co., Inc.                            3,400       112
   Buckle (The), Inc.                              1,400        48
   Burlington Coat Factory Warehouse Corp.        54,500     2,073
   Casey's General Stores, Inc.                   22,488       522

See Notes to the Financial Statements.

EQUITY FUNDS   94   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                  NUMBER     VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 97.8% - CONTINUED

RETAIL - 6.5% - (CONTINUED)
   Cash America International, Inc.               62,109   $ 1,289
   Charlotte Russe Holding, Inc.*                 86,439     1,151
   Charming Shoppes, Inc.*                       169,264     1,806
   Dave & Buster's, Inc.*                          8,026       107
   DEB Shops, Inc.                                   601        13
   Dress Barn, Inc.*                               3,631        83
   Finlay Enterprises, Inc.*                       9,564        87
   First Cash Financial Services, Inc.*            1,500        40
   Goody's Family Clothing, Inc.                   8,864        67
   Group 1 Automotive, Inc.*                       6,431       178
   Haverty Furniture Cos., Inc.                   12,475       153
   IHOP Corp.                                      1,008        41
   Insight Enterprises, Inc.*                     11,300       210
   Jo-Ann Stores, Inc.*                            1,900        33
   Krispy Kreme Doughnuts, Inc.*                   8,200        51
   Landry's Restaurants, Inc.                     73,723     2,160
   Linens 'N Things, Inc.*                        89,257     2,383
   Lithia Motors, Inc., Class A                   21,854       633
   Lone Star Steakhouse & Saloon, Inc.            87,275     2,269
   MarineMax, Inc.*                               44,227     1,127
   Men's Wearhouse, Inc.*                         32,301       862
   Movado Group, Inc.                             10,652       199
   O'Charleys, Inc.*                               9,741       139
   Pantry (The), Inc.*                            53,792     2,010
   Pep Boys - Manny, Moe & Jack                   87,830     1,216
   Ryan's Restaurant Group, Inc.*                  3,400        40
   School Specialty, Inc.*                         9,698       473
   Shoe Carnival, Inc.*                            7,844       125
   ShopKo Stores, Inc.*                           51,174     1,306
   Smart & Final, Inc.*                           52,885       684
   Sonic Automotive, Inc.                         67,548     1,501
   Sports Authority (The), Inc.*                  37,442     1,102
   Stage Stores, Inc.                             14,424       388
   Steak n Shake (The) Co.*                        2,317        42
   Stein Mart, Inc.                                3,653        74
   Syms Corp.                                        500         7
   TBC Corp.*                                     41,064     1,416
   United Auto Group, Inc.                        64,822     2,142
   West Marine, Inc.*                             58,890       870
------------------------------------------------------------------
                                                            32,545
------------------------------------------------------------------
SAVINGS & LOANS - 4.3%
   Anchor BanCorp Wisconsin, Inc.                  1,700        50
   BankAtlantic Bancorp, Inc., Class A            67,419     1,145
   BankUnited Financial Corp., Class A            31,590       722
   Berkshire Hills Bancorp, Inc.                   4,162       141
   Beverly Hills Bancorp, Inc.                     3,038        31
   Brookline Bancorp, Inc.                        92,110     1,457
   CFS Bancorp, Inc.                               9,099       122
   Citizens First Bancorp, Inc.                    4,688       100
   Clifton Savings Bancorp, Inc.                   2,752        28
   Commercial Capital Bancorp, Inc.               58,170       989
   Commercial Federal Corp.                      124,586     4,253
   EFC Bancorp, Inc.                               9,570       319
   First Defiance Financial Corp.                 20,925       574
   First Niagara Financial Group, Inc.             1,864        27
   First Place Financial Corp. of Ohio            15,623       346
   FirstFed Financial Corp.*                      52,056     2,801
   Flagstar Bancorp, Inc.                          5,000        80
   HMN Financial, Inc.                               990        31
   Horizon Financial Corp.                           939        21
   ITLA Capital Corp.*                            21,355     1,121
   MAF Bancorp, Inc.                              20,066       823
   MASSBANK Corp.                                  6,169       205
   MutualFirst Financial, Inc.                     6,721       151
   Northwest Bancorp, Inc.                         3,297        70
   Partners Trust Financial Group, Inc.           11,945       138
   PennFed Financial Services, Inc.                1,900        35
   PFF Bancorp, Inc.                              49,239     1,490
   Provident Financial Holdings                    3,143        88
   Provident New York Bancorp                      4,100        48
   Sterling Financial Corp. of Washington         81,652     1,841
   TierOne Corp.                                   3,100        82
   Timberland Bancorp, Inc. of Washington          6,244       145
   United Community Financial Corp. of Ohio      167,086     1,875
   Westfield Financial, Inc.                       2,619        62
------------------------------------------------------------------
                                                            21,411
------------------------------------------------------------------
SEMICONDUCTORS - 1.8%
   Axcelis Technologies, Inc.*                   188,400       983
   Cohu, Inc.                                     21,400       506
   DSP Group, Inc.*                               13,900       357
   Entegris, Inc.*                               129,724     1,466
   Fairchild Semiconductor International,Inc.*    77,500     1,152
   Integrated Device Technology, Inc.*            12,336       133
   Mattson Technology, Inc.*                     168,900     1,268

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   95   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   SMALL CAP VALUE FUND (continued)

                                                   NUMBER    VALUE
                                                 OF SHARES  (000S)
COMMON STOCKS - 97.8% - CONTINUED

SEMICONDUCTORS - 1.8% - (CONTINUED)
   MKS Instruments, Inc.*                         67,700   $ 1,166
   Photronics, Inc.*                              51,300       995
   Pixelworks, Inc.*                             139,400       919
   Skyworks Solutions, Inc.*                      16,534       116
   Standard Microsystems Corp.*                    2,200        66
------------------------------------------------------------------
                                                             9,127
------------------------------------------------------------------
SOFTWARE - 1.3%
   eFunds Corp.*                                 105,982     1,996
   JDA Software Group, Inc.*                      58,608       890
   Keane, Inc.*                                    1,000        11
   Lawson Software, Inc.*                        206,700     1,434
   MapInfo Corp.*                                  2,376        29
   MRO Software, Inc.*                             1,400        24
   NDCHealth Corp.                                75,800     1,434
   NetIQ Corp.*                                    6,330        77
   Pegasystems, Inc.*                              3,000        18
   Phoenix Technologies Ltd.*                     30,689       231
   Ulticom, Inc. *                                39,400       435
------------------------------------------------------------------
                                                             6,579
------------------------------------------------------------------
TELECOMMUNICATIONS - 2.3%*
   Aeroflex, Inc.*                               205,182     1,920
   Anixter International, Inc.*                   21,536       869
   Atlantic Tele-Network, Inc.                     1,800        60
   Black Box Corp.                                 2,100        88
   C-COR, Inc.*                                  160,900     1,086
   CommScope, Inc.*                               65,500     1,136
   CT Communications, Inc.                        64,119       793
   Golden Telecom, Inc.                           26,300       830
   Hypercom Corp.*                               166,102     1,083
   Polycom, Inc.*                                 69,300     1,121
   Price Communications Corp.*                     3,875        64
   Shenandoah Telecom Co.                            800        33
   Talk America Holdings, Inc.*                   54,300       512
   Tekelec *                                      88,800     1,860
   Time Warner Telecom, Inc., Class A *            2,546        20
------------------------------------------------------------------
                                                            11,475
------------------------------------------------------------------
TEXTILES - 0.4%
   Angelica Corp.                                  5,319        95
   G & K Services, Inc., Class A                   9,386       370
   Unifirst Corp. of Massachusetts                38,371     1,345
------------------------------------------------------------------
                                                             1,810
------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.3%
   Department 56, Inc.*                           37,061       463
   Jakks Pacific, Inc.*                           19,245       313
   RC2 Corp.*                                     20,147       680
   Topps (The) Co.                                 2,900        24
------------------------------------------------------------------
                                                             1,480
------------------------------------------------------------------
TRANSPORTATION - 1.9%
   Arkansas Best Corp.                             2,300        80
   Covenant Transport, Inc., Class A *            23,669       286
   EGL, Inc.*                                     39,100     1,061
   General Maritime Corp.                          3,400       125
   Genesee & Wyoming, Inc., Class A *             13,464       427
   Kansas City Southern *                         65,202     1,520
   Marten Transport Ltd.*                          9,300       235
   Offshore Logistics, Inc.*                      49,643     1,837
   OMI Corp.                                     162,100     2,897
   SCS Transportation, Inc.*                      16,400       258
   U.S. Xpress Enterprises, Inc., Class A *        9,842       115
   Werner Enterprises, Inc.                        6,400       111
   Yellow Roadway Corp.*                           9,380       388
------------------------------------------------------------------
                                                             9,340
------------------------------------------------------------------
TRUCKING & LEASING - 0.4%
   AMERCO, Inc.*                                   2,072       121
   GATX Corp.                                     45,230     1,789
   Greenbrier Cos., Inc.                           3,828       127
   Interpool, Inc.                                 8,600       157
------------------------------------------------------------------
                                                             2,194
------------------------------------------------------------------
WATER - 0.1%
   American States Water Co.                       5,541       185
   California Water Service Group                  2,305        95
------------------------------------------------------------------
                                                               280
------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------
(COST $359,331)                                            491,702

See Notes to the Financial Statements.

EQUITY FUNDS   96   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)      (000S)
CORPORATE BOND - 0.0%
METAL FABRICATION/HARDWARE - 0.0%
  Mueller Industries,Inc.,
    6.00%, 11/1/14                             $137       $  133
----------------------------------------------------------------
TOTAL CORPORATE BOND
----------------------------------------------------------------
(COST $135)                                                  133

                                              NUMBER     VALUE
                                             OF SHARES   (000S)
OTHER - 0.0%
  Escrow DLB Oil & Gas *                         2,100         -
----------------------------------------------------------------
TOTAL OTHER
----------------------------------------------------------------
(COST $-)                                                      -

WARRANTS - 0.0%
  American Banknote Corp., Exp. 10/1/07 *           18         -
  Timco Aviation Services, Inc.
        Exp. 12/31/07 *                            864         -
----------------------------------------------------------------
TOTAL WARRANTS
----------------------------------------------------------------
(COST $-)                                                      -

INVESTMENT COMPANY - 0.1%
  iShares Russell 2000 Value Index Fund          8,850       584
----------------------------------------------------------------
TOTAL INVESTMENT COMPANY
----------------------------------------------------------------
(COST $515)                                                  584

                                             PRINCIPAL
                                              AMOUNT      VALUE
                                              (000S)      (000S)
SHORT-TERM INVESTMENTS - 1.9%
  Societe Generale, Grand Cayman,
    Eurodollar Time Deposit,
    3.94%, 10/3/05                           $   8,413  $  8,413
  U.S. Treasury Bill, (1)
    3.25%, 12/1/05                               1,225     1,218
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------
(COST $9,631)                                              9,631
----------------------------------------------------------------
TOTAL INVESTMENTS - 99.8%
----------------------------------------------------------------
(COST $369,612)                                          502,050
  Other Assets less Liabilities - 0.2%                       808
----------------------------------------------------------------
NET ASSETS - 100.0%                                     $502,858

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At September 30, 2005, the Small Cap Value Fund had open futures contracts as follows:

                             NOTIONAL                    UNREALIZED
                   NUMBER OF  AMOUNT  CONTRACT CONTRACT    GAIN
      TYPE         CONTRACTS  (000S)  POSITION   EXP.      (000S)
Russell 2000       29        $  9,745   Long    12/05    $        3
===================================================================

At September 30, 2005, the industry sectors for the Small Cap Value Fund were:

                                     % OF LONG-TERM
INDUSTRY SECTOR                        INVESTMENTS
Consumer Discretionary                     13.4%
Consumer Staples                            3.9
Energy                                      6.0
Financials                                 32.8
Health Care                                 3.1
Industrials                                16.5
Information Technology                     12.3
Materials                                   7.1
Telecommunication Services                  0.5
Utilities                                   4.4
------------------------------------------------
Total                                     100.0%

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   97   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND

                                            NUMBER         VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0%

ADVERTISING - 0.2%
  Interpublic Group of Cos. (The), Inc. *     14,800      $  172
  Omnicom Group                                6,800         569
----------------------------------------------------------------
                                                             741
----------------------------------------------------------------
AEROSPACE/DEFENSE - 1.9%
  Boeing (The) Co.                            33,368       2,267
  General Dynamics Corp.                       7,800         933
  Goodrich Corp.                               4,800         213
  L-3 Communications Holdings, Inc.            5,000         395
  Lockheed Martin Corp.                       14,846         906
  Northrop Grumman Corp.                      13,998         761
  Raytheon Co.                                17,100         650
  Rockwell Collins, Inc.                       6,100         295
  United Technologies Corp.                   41,800       2,167
----------------------------------------------------------------
                                                           8,587
----------------------------------------------------------------
AGRICULTURE - 1.8%
  Altria Group, Inc.                          82,800       6,103
  Archer-Daniels-Midland Co.                  24,592         607
  Monsanto Co.                                10,441         655
  Reynolds American, Inc.                      3,400         282
  UST, Inc.                                    6,300         264
----------------------------------------------------------------
                                                           7,911
----------------------------------------------------------------
AIRLINES - 0.1%
  Southwest Airlines Co.                      29,830         443
----------------------------------------------------------------
APPAREL - 0.4%
  Coach, Inc.*                                14,500         455
  Jones Apparel Group, Inc.                    4,200         120
  Liz Claiborne, Inc.                          3,800         149
  NIKE, Inc., Class B                          7,900         645
  Reebok International Ltd.                    2,700         153
  VF Corp.                                     3,828         222
----------------------------------------------------------------
                                                           1,744
----------------------------------------------------------------
AUTO MANUFACTURERS - 0.4%
  Ford Motor Co.                              72,775         717
  General Motors Corp.                        21,800         667
  Navistar International Corp. *               2,980          97
  PACCAR, Inc.                                 7,035         478
----------------------------------------------------------------
                                                           1,959
----------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
  Cooper Tire & Rubber Co.                     2,600          40
  Dana Corp.                                   5,272          49
  Delphi Corp.                                24,410          67
  Goodyear Tire & Rubber (The) Co. *           7,358         115
  Johnson Controls, Inc.                       7,300         453
  Visteon Corp.                                6,099          60
----------------------------------------------------------------
                                                             784
----------------------------------------------------------------
BANKS - 6.0%
  AmSouth Bancorp                             12,550         317
  Bank of America Corp.                      159,340       6,708
  Bank of New York Co. (The), Inc.            31,800         935
  BB&T Corp.                                  20,600         805
  Comerica, Inc.                               7,350         433
  Compass Bancshares, Inc.                     4,500         206
  Fifth Third Bancorp                         23,830         875
  First Horizon National Corp. NA              5,700         207
  Huntington Bancshares, Inc.                 11,572         260
  KeyCorp                                     15,200         490
  M&T Bank Corp.                               3,500         370
  Marshall & Ilsley Corp.                      8,100         352
  Mellon Financial Corp.                      17,700         566
  National City Corp.                         23,500         786
  North Fork Bancorporation, Inc.             19,750         504
  PNC Financial Services Group, Inc.          11,700         679
  Regions Financial Corp.                     17,200         535
  State Street Corp.                          13,400         656
  SunTrust Banks, Inc.                        15,300       1,063
  Synovus Financial Corp.                     10,750         298
  U.S. Bancorp                                74,677       2,097
  Wachovia Corp.                              63,987       3,045
  Wells Fargo & Co.                           68,157       3,992
  Zions Bancorporation                         4,300         306
----------------------------------------------------------------
                                                          26,485
----------------------------------------------------------------
BEVERAGES - 2.2%
  Anheuser-Busch Cos., Inc.                   30,488       1,312
  Brown-Forman Corp., Class B                  3,800         226
  Coca-Cola (The) Co.                         83,400       3,602
  Coca-Cola Enterprises, Inc.                 12,800         250
  Constellation Brands, Inc., Class A *        7,300         190
  Molson Coors Brewing Co., Class B            2,400         154
  Pepsi Bottling Group, Inc.                   6,400         183
  PepsiCo, Inc.                               66,080       3,747
----------------------------------------------------------------
                                                           9,664
----------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
  Amgen, Inc. *                               48,836       3,891

See Notes to the Financial Statements.

EQUITY FUNDS   98   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                            NUMBER        VALUE
                                           OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED

BIOTECHNOLOGY - 1.3% - (CONTINUED)
  Biogen Idec, Inc. *                         13,955      $  551
  Chiron Corp. *                               4,800         209
  Genzyme Corp.*                              10,200         731
  Medimmune, Inc. *                            9,600         323
  Millipore Corp. *                            1,800         113
----------------------------------------------------------------
                                                           5,818
----------------------------------------------------------------
BUILDING MATERIALS - 0.3%
  American Standard Companies, Inc.            7,300         340
  Masco Corp.                                 17,600         540
  Vulcan Materials Co.                         3,600         267
----------------------------------------------------------------
                                                           1,147
----------------------------------------------------------------
CHEMICALS - 1.4%
  Air Products & Chemicals, Inc.               8,300         458
  Ashland, Inc.                                3,000         166
  Dow Chemical (The) Co.                      37,971       1,582
  du Pont (E.I.) de Nemours & Co.             39,877       1,562
  Eastman Chemical Co.                         3,375         158
  Ecolab, Inc.                                 8,900         284
  Engelhard Corp.                              4,362         122
  Hercules, Inc. *                             3,900          47
  International Flavors & Fragrances, Inc.     3,300         117
  PPG Industries, Inc.                         6,300         373
  Praxair, Inc.                               12,200         585
  Rohm & Haas Co.                              6,443         265
  Sherwin-Williams (The) Co.                   5,100         225
  Sigma-Aldrich Corp.                          2,400         154
----------------------------------------------------------------
                                                           6,098
----------------------------------------------------------------
COMMERCIAL SERVICES - 0.9%
  Apollo Group, Inc., Class A *                6,100         405
  Cendant Corp.                               40,808         842
  Convergys Corp. *                            5,100          73
  Donnelley (R.R.) & Sons Co.                  7,700         286
  Equifax, Inc.                                4,700         164
  H&R Block, Inc.                             12,700         305
  McKesson Corp.                              11,741         557
  Moody's Corp.                               10,204         521
  Paychex, Inc.                               14,300         530
  Robert Half International, Inc.              6,100         217
----------------------------------------------------------------
                                                           3,900
----------------------------------------------------------------
COMPUTERS - 3.9%
  Affiliated Computer Services, Inc.,
    Class A *                                  4,500         246
  Apple Computer, Inc. *                      32,500       1,742
  Computer Sciences Corp. *                    6,600         312
  Dell, Inc. *                                96,200       3,290
  Electronic Data Systems Corp.               21,500         483
  EMC Corp. of Massachusetts *                98,012       1,268
  Gateway, Inc. *                             13,000          35
  Hewlett-Packard Co.                        114,942       3,356
  IBM Corp.                                   62,740       5,033
  Lexmark International, Inc., Class A *       4,500         275
  NCR Corp. *                                  7,100         227
  Network Appliance, Inc. *                   15,600         370
  Sun Microsystems, Inc. *                   137,700         540
  Unisys Corp. *                              12,000          80
----------------------------------------------------------------
                                                          17,257
----------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.2%
  Alberto-Culver Co.                           3,200         143
  Avon Products, Inc.                         18,044         487
  Colgate-Palmolive Co.                       20,000       1,056
  Gillette (The) Co.                          36,888       2,147
  Procter & Gamble Co.                        99,342       5,907
----------------------------------------------------------------
                                                           9,740
----------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
  Genuine Parts Co.                            6,050         260
  Grainger (W.W.), Inc.                        3,100         195
----------------------------------------------------------------
                                                             455
----------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.9%
  American Express Co.                        50,300       2,889
  Bear Stearns Cos. (The), Inc.                4,031         442
  Capital One Financial Corp.                 11,100         883
  Charles Schwab (The) Corp.                  42,425         612
  CIT Group, Inc.                              8,600         389
  Citigroup, Inc.                            204,061       9,289
  Countrywide Financial Corp.                 23,600         778
  E*TRADE Financial Corp. *                   15,600         275
  Fannie Mae                                  37,800       1,694
  Federated Investors, Inc., Class B           3,814         127
  Franklin Resources, Inc.                     6,300         529
  Freddie Mac                                 28,200       1,592
  Goldman Sachs Group, Inc.                   18,120       2,203
  Janus Capital Group, Inc.                    8,400         121
  JPMorgan Chase & Co.                       140,225       4,758
  Lehman Brothers Holdings, Inc.              10,600       1,235
  MBNA Corp.                                  48,907       1,205

See Notes to the Financial Statements.

                            NORTHERN FUNDS SEMIANNUAL REPORT   99   EQUITY FUNDS

EQUITY FUNDS

   SCHEDULE OF INVESTMENTS
   STOCK INDEX FUND (continued)

                                            NUMBER         VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED

DIVERSIFIED FINANCIAL SERVICES - 7.9% -
(CONTINUED)
  Merrill Lynch & Co., Inc.                   36,384      $2,232
  Morgan Stanley                              43,818       2,363
  Price (T. Rowe) Group, Inc.                  5,400         353
  Providian Financial Corp. *                 12,500         221
  SLM Corp.                                   16,800         901
----------------------------------------------------------------
                                                          35,091
----------------------------------------------------------------
ELECTRIC - 3.3%
  AES Corp. *                                 25,000         411
  Allegheny Energy, Inc. *                     6,000         184
  Ameren Corp.                                 8,600         460
  American Electric Power Co.                 16,540         657
  Calpine Corp. *                             24,100          62
  Centerpoint Energy, Inc.                    10,822         161
  Cinergy Corp.                                7,341         326
  CMS Energy Corp. *                           6,600         109
  Consolidated Edison, Inc.                   10,300         500
  Constellation Energy Group, Inc.             6,600         407
  Dominion Resources, Inc. of Virginia        13,993       1,205
  DTE Energy Co.                               6,100         280
  Duke Energy Corp.                           38,604       1,126
  Edison International                        13,400         634
  Entergy Corp.                                9,100         676
  Exelon Corp.                                26,024       1,391
  FirstEnergy Corp.                           13,515         704
  FPL Group, Inc.                             16,400         781
  PG&E Corp.                                  15,000         589
  Pinnacle West Capital Corp.                  3,200         141
  PPL Corp.                                   14,200         459
  Progress Energy, Inc.                        9,200         412
  Public Service Enterprise Group, Inc.        9,650         621
  Southern (The) Co.                          29,900       1,069
  TECO Energy, Inc.                            6,800         122
  TXU Corp.                                    9,384       1,059
  Xcel Energy, Inc.                           13,885         272
----------------------------------------------------------------
                                                          14,818
----------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
  American Power Conversion Corp.              6,900         179
  Emerson Electric Co.                        16,800       1,206
  Molex, Inc.                                  6,575         175
----------------------------------------------------------------
                                                           1,560
----------------------------------------------------------------
ELECTRONICS - 0.5%
  Agilent Technologies, Inc. *                20,456         670
  Applera Corp. - Applied Biosystems Group     6,900         160
  Fisher Scientific International, Inc. *      4,500         279
  Jabil Circuit, Inc. *                        7,100         220
  PerkinElmer, Inc.                            4,500          92
  Sanmina-SCI Corp. *                         22,700          97
  Solectron Corp. *                           33,500         131
  Symbol Technologies, Inc.                   10,934         106
  Tektronix, Inc.                              3,100          78
  Thermo Electron Corp. *                      5,500         170
  Waters Corp. *                               4,100         171
----------------------------------------------------------------
                                                           2,174
----------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
  Fluor Corp.                                  2,900         187
----------------------------------------------------------------
ENTERTAINMENT - 0.1%
  International Game Technology               12,500         338
----------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
  Allied Waste Industries, Inc. *             11,100          94
  Waste Management, Inc.                      22,373         640
----------------------------------------------------------------
                                                             734
----------------------------------------------------------------
FOOD - 1.5%
  Albertson's, Inc.                           15,345         394
  Campbell Soup Co.                            8,300         247
  ConAgra Foods, Inc.                         21,100         522
  General Mills, Inc.                         14,400         694
  Heinz (H.J.) Co.                            12,200         446
  Hershey Foods Corp.                          7,200         405
  Kellogg Co.                                 10,100         466
  Kroger Co. *                                28,800         593
  McCormick & Co., Inc.                        4,800         157
  Safeway, Inc.                               16,900         433
  Sara Lee Corp.                              30,200         572
  SUPERVALU, Inc.                              4,600         143
  Sysco Corp.                                 26,600         834
  Tyson Foods, Inc., Class A                   9,600         173
  Wrigley (Wm.) Jr. Co.                        6,900         496
----------------------------------------------------------------
                                                           6,575
----------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.5%
  Georgia-Pacific Corp.                        9,694         330
  International Paper Co.                     19,372         577
  Louisiana-Pacific Corp.                      4,816         133
  MeadWestvaco Corp.                           6,443         178
  Plum Creek Timber Co., Inc.                  6,500         247

See Notes to the Financial Statements.

EQUITY FUNDS   100   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             NUMBER        VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED

FOREST PRODUCTS & PAPER - 0.5% -(CONTINUED)
  Temple-Inland, Inc.                          3,900      $  159
  Weyerhaeuser Co.                            10,500         722
----------------------------------------------------------------
                                                           2,346
----------------------------------------------------------------
GAS - 0.3%
  KeySpan Corp.                                7,700         283
  NICOR, Inc.                                  1,500          63
  NiSource, Inc.                              10,400         252
  Peoples Energy Corp.                         1,300          51
  Sempra Energy                               10,471         493
----------------------------------------------------------------
                                                           1,142
----------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
  Black & Decker Corp.                         3,400         279
  Snap-On, Inc.                                2,050          74
  Stanley Works (The)                          2,900         136
----------------------------------------------------------------
                                                             489
----------------------------------------------------------------
HEALTHCARE - PRODUCTS - 3.6%
  Bard (C.R.), Inc.                            3,600         238
  Bausch & Lomb, Inc.                          2,500         202
  Baxter International, Inc.                  24,300         969
  Becton, Dickinson & Co.                     10,400         545
  Biomet, Inc.                                10,650         370
  Boston Scientific Corp. *                   24,000         561
  Guidant Corp.                               13,000         895
  Johnson & Johnson                          117,300       7,423
  Medtronic, Inc.                             49,000       2,627
  St. Jude Medical, Inc. *                    14,600         683
  Stryker Corp.                               12,000         593
  Zimmer Holdings, Inc. *                     10,440         719
----------------------------------------------------------------
                                                          15,825
----------------------------------------------------------------
HEALTHCARE - SERVICES - 1.8%
  Aetna, Inc.                                 11,546         995
  Coventry Health Care, Inc. *                 3,970         341
  HCA, Inc.                                   17,547         841
  Health Management Associates, Inc.,
     Class A                                   8,400         197
  Humana, Inc. *                               6,600         316
  Laboratory Corp. of America Holdings *       5,700         278
  Manor Care, Inc.                             3,050         117
  Quest Diagnostics, Inc.                      7,000         354
  Tenet Healthcare Corp. *                    16,300         183
  UnitedHealth Group, Inc.                    49,500       2,782
  WellPoint, Inc. *                           23,900       1,812
----------------------------------------------------------------
                                                           8,216
----------------------------------------------------------------
HOME BUILDERS - 0.3%
  Centex Corp.                                 5,300         342
  D.R. Horton, Inc.                           10,900         395
  KB Home                                      3,472         254
  Pulte Homes, Inc.                            8,800         378
----------------------------------------------------------------
                                                           1,369
----------------------------------------------------------------
HOME FURNISHINGS - 0.1%
  Maytag Corp.                                 4,100          75
  Whirlpool Corp.                              2,500         189
----------------------------------------------------------------
                                                             264
----------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
  Avery Dennison Corp.                         3,800         199
  Clorox Co.                                   6,500         361
  Fortune Brands, Inc.                         5,800         472
  Kimberly-Clark Corp.                        19,936       1,187
----------------------------------------------------------------
                                                           2,219
----------------------------------------------------------------
HOUSEWARES - 0.0%
  Newell Rubbermaid, Inc.                      9,508         215
----------------------------------------------------------------
INSURANCE - 4.8%
  ACE Ltd.                                    10,900         513
  AFLAC, Inc.                                 20,600         933
  Allstate (The) Corp.                        27,114       1,499
  AMBAC Financial Group, Inc.                  4,600         332
  American International Group, Inc.         102,389       6,344
  AON Corp.                                   13,075         419
  Chubb Corp.                                  8,100         725
  CIGNA Corp.                                  5,000         589
  Cincinnati Financial Corp.                   7,189         301
  Hartford Financial Services Group, Inc.     11,500         888
  Jefferson-Pilot Corp.                        4,712         241
  Lincoln National Corp.                       6,800         354
  Loews Corp.                                  5,300         490
  Marsh & McLennan Cos., Inc.                 20,600         626
  MBIA, Inc.                                   5,850         355
  Metlife, Inc.                               30,600       1,525
  MGIC Investment Corp.                        3,400         218
  Principal Financial Group                   10,700         507
  Progressive (The) Corp.                      7,513         787
  Prudential Financial, Inc.                  21,200       1,432
  SAFECO Corp.                                 4,600         246
  St. Paul Travelers Cos. (The), Inc.         27,613       1,239
  Torchmark Corp.                              3,800         201
  UnumProvident Corp.                         10,461         214

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   101   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                            NUMBER        VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED

INSURANCE - 4.8% - (CONTINUED)
  XL Capital Ltd., Class A                       5,700    $  388
----------------------------------------------------------------
                                                          21,366
----------------------------------------------------------------
INTERNET - 1.1%
  eBay, Inc. *                                43,824       1,805
  Monster Worldwide, Inc. *                    5,100         157
  Symantec Corp. *                            46,724       1,059
  Yahoo!, Inc. *                              50,500       1,709
----------------------------------------------------------------
                                                           4,730
----------------------------------------------------------------
IRON/STEEL - 0.2%
  Allegheny Technologies, Inc.                 4,032         125
  Nucor Corp.                                  6,500         383
  United States Steel Corp.                    4,700         199
----------------------------------------------------------------
                                                             707
----------------------------------------------------------------
LEISURE TIME - 0.4%
  Brunswick Corp.                              4,000         151
  Carnival Corp.                              17,296         865
  Harley-Davidson, Inc.                       11,300         547
  Sabre Holdings Corp., Class A                4,681          95
----------------------------------------------------------------
                                                           1,658
----------------------------------------------------------------
LODGING - 0.4%
  Harrah's Entertainment, Inc.                 7,050         459
  Hilton Hotels Corp.                         14,500         324
  Marriott International, Inc., Class A        6,900         435
  Starwood Hotels & Resorts Worldwide, Inc.    8,300         474
----------------------------------------------------------------
                                                           1,692
----------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
  Caterpillar, Inc.                           27,000       1,586
----------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.2%
  Cummins, Inc.                                1,700         149
  Deere & Co.                                  9,400         575
  Rockwell Automation, Inc.                    7,100         376
----------------------------------------------------------------
                                                           1,100
----------------------------------------------------------------
MEDIA - 3.3%
  Clear Channel Communications, Inc.          20,800         684
  Comcast Corp., Class A *                    87,754       2,578
  Disney (Walt) Co.                           80,500       1,943
  Dow Jones & Co., Inc.                        2,900         111
  Gannett Co., Inc.                           10,500         723
  Knight-Ridder, Inc.                          2,700         158
  McGraw-Hill Cos. (The), Inc.                14,100         677
  Meredith Corp.                               1,800          90
  New York Times Co., Class A                  5,000         149
  News Corp., Class A                         98,400       1,534
  Time Warner, Inc.                          184,000       3,332
  Tribune Co.                                 11,400         386
  Univision Communications, Inc., Class A*     9,900         263
  Viacom, Inc., Class B                       62,948       2,078
----------------------------------------------------------------
                                                          14,706
----------------------------------------------------------------
MINING - 0.6%
  Alcoa, Inc.                                 34,912         852
  Freeport-McMoRan Copper & Gold, Inc.,
     Class B                                   6,600         321
  Newmont Mining Corp.                        17,877         843
  Phelps Dodge Corp.                           4,030         524
----------------------------------------------------------------
                                                           2,540
----------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 5.4%
  3M Co.                                      30,200       2,216
  Cooper Industries Ltd., Class A              3,200         221
  Danaher Corp.                                9,900         533
  Dover Corp.                                  7,100         290
  Eastman Kodak Co.                           11,700         285
  Eaton Corp.                                  5,300         337
  General Electric Co.                       419,545      14,126
  Honeywell International, Inc.               34,312       1,287
  Illinois Tool Works, Inc.                    9,000         741
  Ingersoll-Rand Co., Class A                 13,300         508
  ITT Industries, Inc.                         3,900         443
  Leggett & Platt, Inc.                        6,700         135
  Pall Corp.                                   4,366         120
  Parker-Hannifin Corp.                        4,125         265
  Textron, Inc.                                4,800         344
  Tyco International Ltd.                     79,390       2,211
----------------------------------------------------------------
                                                          24,062
----------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
  Pitney Bowes, Inc.                           8,000         334
  Xerox Corp. *                               37,496         512
----------------------------------------------------------------
                                                             846
----------------------------------------------------------------
OIL & GAS - 8.6%
  Amerada Hess Corp.                           3,300         454
  Anadarko Petroleum Corp.                     8,906         853
  Apache Corp.                                13,106         986
  Burlington Resources, Inc.                  15,464       1,258
  Chevron Corp.                               88,432       5,724
  ConocoPhillips                              55,402       3,873

See Notes to the Financial Statements.

EQUITY FUNDS   102   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             NUMBER       VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED

OIL & GAS - 8.6% - (CONTINUED)
  Devon Energy Corp.                          18,700      $1,284
  EOG Resources, Inc.                          9,200         689
  Exxon Mobil Corp.                          249,614      15,860
  Kerr-McGee Corp.                             4,680         454
  Marathon Oil Corp.                          15,209       1,048
  Murphy Oil Corp.                             7,100         354
  Nabors Industries Ltd. *                     5,900         424
  Noble Corp.                                  5,700         390
  Occidental Petroleum Corp.                  16,600       1,418
  Rowan Cos., Inc.                             5,200         185
  Sunoco, Inc.                                 5,600         438
  Transocean, Inc. *                          12,610         773
  Valero Energy Corp.                         12,000       1,357
  XTO Energy, Inc.                            13,700         621
----------------------------------------------------------------
                                                          38,443
----------------------------------------------------------------
OIL & GAS SERVICES - 1.2%
  Baker Hughes, Inc.                          14,140         844
  BJ Services Co.                             12,000         432
  Halliburton Co.                             19,800       1,357
  National-Oilwell Varco, Inc. *               6,600         434
  Schlumberger Ltd.                           23,600       1,991
  Weatherford International Ltd. *             5,900         405
----------------------------------------------------------------
                                                           5,463
----------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
  Ball Corp.                                   3,900         143
  Bemis Co.                                    3,800          94
  Pactiv Corp. *                               5,200          91
  Sealed Air Corp. *                           2,953         140
----------------------------------------------------------------
                                                             468
----------------------------------------------------------------
PHARMACEUTICALS - 5.9%
  Abbott Laboratories                         61,900       2,625
  Allergan, Inc.                               5,200         476
  AmerisourceBergen Corp.                      4,009         310
  Bristol-Myers Squibb Co.                    79,760       1,919
  Cardinal Health, Inc.                       16,224       1,029
  Caremark Rx, Inc. *                         18,200         909
  Express Scripts, Inc. *                      6,400         398
  Forest Laboratories, Inc. *                 12,800         499
  Gilead Sciences, Inc. *                     17,744         865
  Hospira, Inc. *                              5,480         224
  King Pharmaceuticals, Inc. *                 8,700         134
  Lilly (Eli) & Co.                           45,796       2,451
  Medco Health Solutions, Inc. *              12,368      $  678
  Merck & Co., Inc.                           88,200       2,400
  Mylan Laboratories, Inc.                     9,300         179
  Pfizer, Inc.                               291,392       7,276
  Schering-Plough Corp.                       60,300       1,269
  Watson Pharmaceuticals, Inc. *               4,500         165
  Wyeth                                       53,400       2,471
----------------------------------------------------------------
                                                          26,277
----------------------------------------------------------------
PIPELINES - 0.3%
  Dynegy, Inc., Class A *                     13,300          63
  El Paso Corp.                               23,747         330
  Kinder Morgan, Inc.                          4,100         394
  Williams Cos. (The), Inc.                   24,000         601
----------------------------------------------------------------
                                                           1,388
----------------------------------------------------------------
REITS - 0.7%
  Apartment Investment & Management Co.,
        Class A                                3,400         132
  Archstone-Smith Trust                        7,700         307
  Equity Office Properties Trust              15,900         520
  Equity Residential                          10,500         397
  ProLogis                                    10,935         485
  Public Storage, Inc.                         4,300         288
  Simon Property Group, Inc.                   7,400         548
  Vornado Realty Trust                         4,500         390
----------------------------------------------------------------
                                                           3,067
----------------------------------------------------------------
RETAIL - 5.7%
  Autonation, Inc. *                           9,200         184
  Autozone, Inc. *                             2,200         183
  Bed Bath & Beyond, Inc. *                   12,000         482
  Best Buy Co., Inc.                          15,925         693
  Big Lots, Inc. *                             4,200          46
  Circuit City Stores, Inc.                    6,800         117
  Costco Wholesale Corp.                      20,016         862
  CVS Corp.                                   31,500         914
  Darden Restaurants, Inc.                     6,350         193
  Dillard's, Inc., Class A                     3,100          65
  Dollar General Corp.                        14,405         264
  Family Dollar Stores, Inc.                   6,900         137
  Federated Department Stores, Inc.           10,041         671
  Gap (The), Inc.                             22,887         399
  Home Depot (The), Inc.                      83,955       3,202
  Kohl's Corp. *                              13,300         667
  Limited Brands                              14,100         288

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   103   EQUITY FUNDS

EQUITY FUNDS

SCHEDULE OF INVESTMENTS
STOCK INDEX FUND (continued)

                                            NUMBER         VALUE
                                           OF SHARES      (000S)
COMMON STOCKS - 99.0% - CONTINUED

RETAIL - 5.7% - (CONTINUED)
  Lowe's Cos., Inc.                           31,100      $2,003
  McDonald's Corp.                            49,200       1,648
  Nordstrom, Inc.                              9,200         316
  Office Depot, Inc. *                        12,800         380
  OfficeMax, Inc.                              3,533         112
  Penney (J.C.) Co., Inc. (Holding Co.)        9,900         469
  RadioShack Corp.                             5,500         136
  Sears Holdings Corp. *                       3,873         482
  Staples, Inc.                               30,275         645
  Starbucks Corp. *                           16,000         802
  Target Corp.                                35,500       1,844
  Tiffany & Co.                                5,000         199
  TJX Cos., Inc.                              19,600         401
  Wal-Mart Stores, Inc.                       98,600       4,321
  Walgreen Co.                                40,000       1,738
  Wendy's International, Inc.                  4,000         181
  Yum! Brands, Inc.                           10,800         523
----------------------------------------------------------------
                                                          25,567
----------------------------------------------------------------
SAVINGS & LOANS - 0.5%
  Golden West Financial Corp.                 10,500         624
  Sovereign Bancorp, Inc.                     13,313         293
  Washington Mutual, Inc.                     34,870       1,368
----------------------------------------------------------------
                                                           2,285
----------------------------------------------------------------
SEMICONDUCTORS - 3.3%
  Advanced Micro Devices, Inc. *              16,200         408
  Altera Corp. *                              16,700         319
  Analog Devices, Inc.                        14,200         527
  Applied Materials, Inc.                     64,200       1,089
  Applied Micro Circuits Corp. *              11,600          35
  Broadcom Corp., Class A *                   11,000         516
  Freescale Semiconductor, Inc., Class B *    15,427         364
  Intel Corp.                                239,600       5,906
  Kla-Tencor Corp.                             8,000         390
  Linear Technology Corp.                     13,100         492
  LSI Logic Corp. *                           16,700         165
  Maxim Integrated Products, Inc.             14,000         597
  Micron Technology, Inc. *                   23,300         310
  National Semiconductor Corp.                12,500         329
  Novellus Systems, Inc. *                     6,100         153
  NVIDIA Corp. *                               6,700         230
  PMC - Sierra, Inc. *                         8,300          73
  QLogic Corp. *                               3,900         133
  Teradyne, Inc. *                             6,700      $  111
  Texas Instruments, Inc.                     63,500       2,153
  Xilinx, Inc.                                15,300         426
----------------------------------------------------------------
                                                          14,726
----------------------------------------------------------------
SOFTWARE - 4.0%
  Adobe Systems, Inc.                         18,800         561
  Autodesk, Inc.                               9,100         423
  Automatic Data Processing, Inc.             23,100         994
  BMC Software, Inc. *                         7,900         167
  Citrix Systems, Inc. *                       6,700         168
  Computer Associates International, Inc.     18,993         528
  Compuware Corp. *                           17,400         165
  Electronic Arts, Inc. *                     12,400         705
  First Data Corp.                            31,223       1,249
  Fiserv, Inc. *                               8,100         372
  IMS Health, Inc.                            10,004         252
  Intuit, Inc. *                               7,700         345
  Mercury Interactive Corp. *                  3,300         131
  Microsoft Corp.                            363,600       9,355
  Novell, Inc. *                              16,100         120
  Oracle Corp. *                             152,500       1,889
  Parametric Technology Corp. *                9,400          66
  Siebel Systems, Inc.                        23,000         238
----------------------------------------------------------------
                                                          17,728
----------------------------------------------------------------
TELECOMMUNICATIONS - 5.9%
  ADC Telecommunications, Inc. *               5,228         119
  Alltel Corp.                                15,100         983
  Andrew Corp. *                               5,762          64
  AT&T Corp.                                  31,371         621
  Avaya, Inc. *                               15,900         164
  BellSouth Corp.                             75,100       1,975
  CenturyTel, Inc.                             4,750         166
  CIENA Corp. *                               29,100          77
  Cisco Systems, Inc. *                      252,800       4,533
  Citizens Communications Co.                 11,600         157
  Comverse Technology, Inc. *                  8,200         215
  Corning, Inc. *                             59,700       1,154
  JDS Uniphase Corp. *                        64,700         144
  Lucent Technologies, Inc. *                175,200         569
  Motorola, Inc.                              97,765       2,160
  QUALCOMM, Inc.                              64,000       2,864
  Qwest Communications International, Inc.*   63,555         261

See Notes to the Financial Statements.

EQUITY FUNDS   104   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                            NUMBER        VALUE
                                           OF SHARES     (000S)
COMMON STOCKS - 99.0% - CONTINUED

TELECOMMUNICATIONS - 5.9% - (CONTINUED)
  SBC Communications, Inc.                   133,092     $ 3,190
  Scientific-Atlanta, Inc.                     6,500         244
  Sprint Nextel Corp.                        115,036       2,736
  Tellabs, Inc. *                             18,100         190
  Verizon Communications, Inc.               108,770       3,556
----------------------------------------------------------------
                                                          26,142
----------------------------------------------------------------
TEXTILES - 0.0%
  Cintas Corp.                                 5,300         218
----------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
  Hasbro, Inc.                                 6,112         120
  Mattel, Inc.                                14,341         239
----------------------------------------------------------------
                                                             359
----------------------------------------------------------------
TRANSPORTATION - 1.5%
  Burlington Northern Santa Fe Corp.          15,628         935
  CSX Corp.                                    8,024         373
  FedEx Corp.                                 12,040       1,049
  Norfolk Southern Corp.                      16,500         669
  Ryder System, Inc.                           2,300          79
  Union Pacific Corp.                         10,300         738
  United Parcel Service, Inc., Class B        44,100       3,049
----------------------------------------------------------------
                                                           6,892
----------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------
(COST $328,403)                                          440,311


                                           PRINCIPAL
                                            AMOUNT       VALUE
                                            (000S)       (000S)
SHORT-TERM INVESTMENTS - 1.3%
  Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                        $   5,051    $  5,051
  U.S. Treasury Bill, (1)
     3.25%, 12/1/05                              600         597
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------
(COST $5,648)                                              5,648

----------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
----------------------------------------------------------------
(COST $334,051)                                          445,959
    Liabilities less Other Assets - (0.3)%                (1,379)
----------------------------------------------------------------
NET ASSETS - 100.0%                                     $444,580

(1) Security pledged as collateral to cover margin requirements for open futures contracts.

*     Non-Income Producing Security

At September 30, 2005, the Stock Index Fund had open futures contracts as follows:

                             NOTIONAL                    UNREALIZED
                  NUMBER OF   AMOUNT  CONTRACT CONTRACT    GAIN
TYPE              CONTRACTS   (000S)  POSITION   EXP.     (000S)
S&P
500 E-Mini               68  $  4,196  Long     12/05    $        3
===================================================================

At September 30, 2005, the industry sectors for the Stock Index Fund were:

                                                   % OF LONG-TERM
INDUSTRY SECTOR                                      INVESTMENTS
Consumer Discretionary                                  10.7%
Consumer Staples                                         9.7
Energy                                                  10.3
Financials                                              20.0
Health Care                                             13.3
Industrials                                             11.1
Information Technology                                  15.3
Materials                                                2.9
Telecommunication Services                               3.1
Utilities                                                3.6
------------------------------------------------------------
Total                                                  100.0%

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   105   EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  TECHNOLOGY FUND

                                            NUMBER       VALUE
                                           OF SHARES     (000S)
COMMON STOCKS - 94.2%

COMMERCIAL SERVICES - 13.8%
  Accenture Ltd., Class A *                  344,000    $  8,758
  Alliance Data Systems Corp. *               25,000         979
  Automatic Data Processing, Inc.            173,600       7,472
  Cognizant Technology Solutions Corp.,
     Class A *                                52,000       2,423
  Electronic Data Systems Corp.              123,000       2,760
  First Data Corp.                           194,800       7,792
  NAVTEQ Corp. *                              45,469       2,271
----------------------------------------------------------------
                                                          32,455
----------------------------------------------------------------
COMPUTERS - 10.9%
  Dell, Inc. *                               175,000       5,985
  EMC Corp. of Massachusetts *               471,700       6,104
  IBM Corp.                                   70,000       5,615
  Network Appliance, Inc. *                  197,000       4,677
  Seagate Technology *                       208,900       3,311
----------------------------------------------------------------
                                                          25,692
----------------------------------------------------------------
ELECTRONICS - 2.6%
  Flextronics International Ltd. *           400,000       5,140
  Zebra Technologies Corp., Class A *         25,800       1,008
----------------------------------------------------------------
                                                           6,148
----------------------------------------------------------------
INTERNET - 11.7%
  eBay, Inc. *                               178,000       7,334
  Google, Inc., Class A *                     38,000      12,025
  Yahoo!, Inc. *                             243,000       8,223
----------------------------------------------------------------
                                                          27,582
----------------------------------------------------------------
SEMICONDUCTORS - 17.2%
  Advanced Micro Devices, Inc. *              75,000       1,890
  Applied Materials, Inc.                    285,000       4,834
  ATI Technologies, Inc. *                    78,000       1,087
  Broadcom Corp., Class A *                  179,900       8,439
  Intel Corp.                                314,000       7,740
  Linear Technology Corp.                     92,400       3,473
  Maxim Integrated Products, Inc.             75,000       3,199
  Microchip Technology, Inc.                  42,000       1,265
  QLogic Corp. *                              20,000         684
  Texas Instruments, Inc.                    190,000       6,441
  Xilinx, Inc.                                50,000       1,393
----------------------------------------------------------------
                                                          40,445
----------------------------------------------------------------
SOFTWARE - 19.2%
  Adobe Systems, Inc.                         35,000       1,045
  Autodesk, Inc.                              45,500       2,113
  Cognos, Inc. *                              25,000         973
  Computer Associates International, Inc.     45,000    $  1,252
  Electronic Arts, Inc. *                    139,800       7,953
  Intuit, Inc. *                             124,000       5,556
  Mercury Interactive Corp. *                 51,000       2,020
  Microsoft Corp.                            295,000       7,590
  Oracle Corp. *                             701,600       8,693
  SAP A.G. ADR                                39,500       1,712
  Symantec Corp. *                           270,000       6,118
----------------------------------------------------------------
                                                          45,025
----------------------------------------------------------------
TELECOMMUNICATIONS - 18.8%
  Cisco Systems, Inc. *                      461,400       8,273
  Ericsson LM ADR                            235,000       8,657
  Juniper Networks, Inc. *                   242,200       5,762
  Motorola, Inc.                             381,000       8,416
  Nokia OYJ ADR                              416,800       7,048
  QUALCOMM, Inc.                             133,600       5,979
----------------------------------------------------------------
                                                          44,135
----------------------------------------------------------------
TOTAL COMMON STOCKS
----------------------------------------------------------------
(COST $170,875)                                          221,482

                                           PRINCIPAL
                                            AMOUNT       VALUE
                                            (000S)       (000S)
SHORT-TERM INVESTMENTS - 6.1%
  FHLB Discount Note,
     3.22%, 10/3/05                        $   3,725       3,724
  Societe Generale, Grand Cayman,
     Eurodollar Time Deposit,
     3.94%, 10/3/05                           10,524      10,524
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
----------------------------------------------------------------
(COST $14,248)                                            14,248

----------------------------------------------------------------
TOTAL INVESTMENTS - 100.3%
----------------------------------------------------------------
(COST $185,123)                                          235,730
  Liabilities less Other Assets - (0.3)%                    (627)
----------------------------------------------------------------
NET ASSETS - 100.0%                                     $235,103

*     Non-Income Producing Security

See Notes to the Financial Statements.

EQUITY FUNDS   106   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

At September 30, 2005, the industry sectors for the Technology Fund were:

                                             % OF LONG-TERM
INDUSTRY SECTOR                                INVESTMENTS
Communications Equipment                             19.9%
Computers & Peripherals                              11.9
Electronic Equipment & Instruments                    2.3
Information Technology Consulting &
Services                                             13.6
Internet & Catalog Retail                             3.3
Internet Software & Services                          9.1
Office Electronics                                    0.5
Semiconductor Equipment & Products                   18.0
Software                                             21.4
---------------------------------------------------------
Total                                               100.0%

See Notes to the Financial Statements.

                           NORTHERN FUNDS SEMIANNUAL REPORT   107   EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Growth Equity, Growth Opportunities, Income Equity, International Equity Index, International Growth Equity, Large Cap Value, Mid Cap Growth, Mid Cap Index, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL") (formerly Northern Trust Global Investments (Europe) Limited), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth Equity Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total


EQUITY FUNDS     108   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At September 30, 2005, the Mid Cap Index, Small Cap Index, Small Cap Value, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions was approximately $343,000, $612,000, $1,218,000, and $597,000, respectively. The International Equity Index Fund had entered into exchange-traded long futures contracts at September 30, 2005, and did not pledge securities to cover margin requirements.

C) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The Statements of Operations reflect gains or losses, if any, as realized for closed options contracts and as unrealized for open options contracts.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At September 30, 2005, the Funds did not have any outstanding options contracts. For the six months ended September 30, 2005, the following option contracts were written for the Funds:

                                            NUMBER OF      PREMIUMS
             GROWTH EQUITY FUND             CONTRACTS   RECEIVED (000s)
  ---------------------------------------------------------------------
  Options outstanding at March 31, 2005         --           $  --
  Options written                              986             135
  Options expired and closed                  (986)           (135)
  Options exercised                             --              --
  Options outstanding at September 30,
  2005                                          --              --
  ---------------------------------------------------------------------

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

                           NORTHERN FUNDS SEMIANNUAL REPORT   109   EQUITY FUNDS

EQUITY FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

H) REDEMPTION FEES - The International Equity Index and International Growth Equity Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the six months ended September 30, 2005, were approximately $1,000 for the International Growth Equity Fund. No redemption fees were charged for the International Equity Index Fund. This amount, if any, is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                                 DECLARATION AND
                                                PAYMENT FREQUENCY
  ----------------------------------------------------------------
  Growth Equity                                     QUARTERLY
  Growth Opportunities                              ANNUALLY
  Income Equity                                      MONTHLY
  International Equity Index                        ANNUALLY
  International Growth Equity                       ANNUALLY
  Large Cap Value                                   ANNUALLY
  Mid Cap Growth                                    QUARTERLY
  Mid Cap Index                                     ANNUALLY
  Select Equity                                     ANNUALLY
  Small Cap Growth                                  ANNUALLY
  Small Cap Index                                   ANNUALLY
  Small Cap Value                                   ANNUALLY
  Stock Index                                       QUARTERLY
  Technology                                        ANNUALLY
  ----------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year ended March 31, 2005, the Stock Index Fund incurred net capital losses of approximately $58,000 for which the Fund intends to treat as having been incurred in the following fiscal year.


EQUITY FUNDS     110   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

At March 31, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                            MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  Amounts in thousands        2009      2010      2011      2012      2013
  ---------------------------------------------------------------------------
  Growth Opportunities             -    23,676     2,414         -       -
  International Growth
  Equity                           -    52,475   124,991*        -       -
  Mid Cap Growth                   -   111,845    43,006         -       -
  Select Equity                    -    49,350    69,054         -       -
  Small Cap Growth            29,821   129,320    28,257         -       -
  Small Cap Index                  -         -       195    12,400       -
  Stock Index                      -     4,525    10,234     4,423      46
  Technology                 214,051   606,810   295,527*   21,097       -
  ---------------------------------------------------------------------------

*Amounts include acquired capital loss carryforwards which may be limited under current tax laws, expiring in varying amounts through March 31, 2011.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                                 UNDISTRIBUTED
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                                $206        $7,276
  Income Equity                               1,626         8,934
  International Growth Equity                 6,604             -
  Large Cap Value                             4,045        17,156
  Mid Cap Index                                 208             -
  Select Equity                                 179             -
  Small Cap Index                               574             -
  Small Cap Value                             1,297         5,762
  Stock Index                                   150             -
  ------------------------------------------------------------------

*Ordinary income includes taxable discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                               $4,319          $ -
  Income Equity                               12,441        8,598
  International Growth Equity                  6,000            -
  Large Cap Value                             12,228
  Select Equity                                1,228            -
  Small Cap Index                              1,200            -
  Small Cap Value                              6,999       21,200
  Stock Index                                  5,851            -
  ------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                              DISTRIBUTIONS FROM
                                           -------------------------
                                            ORDINARY     LONG-TERM
  Amounts in thousands                       INCOME*   CAPITAL GAINS
  ------------------------------------------------------------------
  Growth Equity                                 $449         $ -
  Income Equity                               10,094           -
  International Growth Equity                  1,077           -
  Large Cap Value                              8,550           -
  Small Cap Index                              1,377           -
  Small Cap Value                              2,907           -
  Stock Index                                  4,345           -
  ------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered
Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2005, the International Growth Equity Fund had an outstanding loan of $500,000. This amount is included in "Accrued other liabilities" on the Fund's Statement of Assets and Liabilities. The effective interest rate for the outstanding loan was 4.41%.


                           NORTHERN FUNDS SEMIANNUAL REPORT   111   EQUITY FUNDS

EQUITY FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

Interest expense for the six months ended September 30, 2005, was approximately $2,000, $1,000, $28,000 and $1,000, for the Growth Equity, Growth Opportunities, International Growth Equity and Select Equity Funds, respectively. Interest expense was less than $1,000 each for the Income Equity and Technology Funds. These amounts are included in "Other Expenses" on the Statements of Operations.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the six months ended September 30, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Growth Equity                      0.95%      0.85%       1.00%
  Growth Opportunities               1.10%      1.00%       1.25%
  Income Equity                      0.95%      0.85%       1.00%
  International Equity Index         0.25%      0.25%       0.45%
  International Growth Equity        1.10%      1.00%       1.25%
  Large Cap Value                    0.95%      0.85%       1.10%
  Mid Cap Growth                     0.95%      0.85%       1.00%
  Mid Cap Index                      0.20%      0.20%       0.30%
  Select Equity                      0.95%      0.85%       1.00%
  Small Cap Growth                   1.10%      1.00%       1.25%
  Small Cap Index                    0.20%      0.20%       0.35%
  Small Cap Value                    0.95%      0.85%       1.00%
  Stock Index                        0.20%      0.10%       0.25%
  Technology                         1.10%      1.00%       1.25%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2005, the amounts payable were approximately $3,000 for the Growth Equity Fund, $2,000 for the International Growth Equity, Large Cap Value, Select Equity, Stock Index and Technology Funds, and $1,000 for each of the other Funds. The amounts payable for the International Equity Index and Mid Cap Index Funds were less than $1,000.


EQUITY FUNDS     112   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                  $ -            $155,269             $ -            $181,004
  Growth Opportunities                                             -               1,927               -               3,596
  Income Equity                                                    -              67,181               -              87,867
  International Equity Index                                       -             433,310               -              12,128
  International Growth Equity                                      -             498,280               -             494,519
  Large Cap Value                                                  -             202,385               -             191,584
  Mid Cap Growth                                                   -             161,066               -             195,679
  Mid Cap Index                                                    -             113,589               -              17,703
  Select Equity                                                    -             197,096               -             238,328
  Small Cap Growth                                                 -              30,861               -              42,203
  Small Cap Index                                                  -              94,019               -              73,917
  Small Cap Value                                                  -              86,765               -              98,477
  Stock Index                                                      -              50,781               -              10,791
  Technology                                                       -              22,157               -              74,774
  -------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                               $111,276          $(42,731)         $ 68,545         $  674,344
  Growth Opportunities                                           1,420              (112)            1,308              5,992
  Income Equity                                                 44,424            (8,664)           35,760            309,226
  International Equity Index                                    55,131           (10,670)           44,461            701,348
  International Growth Equity                                  156,718           (20,167)          136,551          1,159,584
  Large Cap Value                                              144,225           (29,678)          114,547          1,103,376
  Mid Cap Growth                                                45,398            (6,837)           38,561            268,534
  Mid Cap Index                                                 18,561            (5,855)           12,706            202,274
  Select Equity                                                 34,359            (3,184)           31,175            251,549
  Small Cap Growth                                              11,992            (1,999)            9,993             56,061
  Small Cap Index                                              102,995           (21,091)           81,904            332,213
  Small Cap Value                                              142,812           (10,374)          132,438            369,612
  Stock Index                                                  140,997           (29,089)          111,908            334,051
  Technology                                                    61,066           (10,459)           50,607            185,123
  -------------------------------------------------------------------------------------------------------------------------------


                           NORTHERN FUNDS SEMIANNUAL REPORT   113   EQUITY FUNDS

EQUITY FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2005 (UNAUDITED)

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                 3,014               15              (4,674)          (1,645)
  Growth Opportunities                                             47                -                (264)            (217)
  Income Equity                                                 4,026              207              (5,678)          (1,445)
  International Equity Index                                   45,552                -              (3,100)          42,452
  International Growth Equity                                  15,035                -             (19,616)          (4,581)
  Large Cap Value                                              10,818                -              (9,232)           1,586
  Mid Cap Growth                                                1,619                -              (3,704)          (2,085)
  Mid Cap Index                                                10,871                -              (1,465)           9,406
  Select Equity                                                   644                -              (3,620)          (2,976)
  Small Cap Growth                                                302                -              (1,549)          (1,247)
  Small Cap Index                                               5,652                -              (3,682)           1,970
  Small Cap Value                                               3,660                -              (4,969)          (1,309)
  Stock Index                                                   5,991               90              (3,654)           2,427
  Technology                                                      556                -              (4,236)          (3,680)
  -------------------------------------------------------------------------------------------------------------------------------

Transactions of shares of the Funds for the fiscal year ended March 31, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Growth Equity                                                 9,516                64            (14,078)           (4,498)
  Growth Opportunities                                            175                 -             (1,197)           (1,022)
  Income Equity                                                12,076             1,086            (11,130)            2,032
  International Equity Index                                   27,581                 -                (47)           27,534
  International Growth Equity                                  71,514                54            (12,211)           59,357
  Large Cap Value                                              37,038               282            (18,385)           18,935
  Mid Cap Growth                                                4,789                 -             (9,917)           (5,128)
  Mid Cap Index                                                10,281                 -                (16)           10,265
  Select Equity                                                 2,305                52             (9,245)           (6,888)
  Small Cap Growth                                                815                 -            (11,903)          (11,088)
  Small Cap Index                                              10,612                12            (10,853)             (229)
  Small Cap Value                                              10,236             1,430             (7,727)            3,939
  Stock Index                                                   5,865               161             (7,302)           (1,276)
  Technology                                                    2,670                 -            (13,115)          (10,445)
  -------------------------------------------------------------------------------------------------------------------------------


EQUITY FUNDS     114   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS
FUND EXPENSES                                     SEPTEMBER 30, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Index and International Growth Equity Funds; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/05 - 9/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 110) in the International Equity Index and International Growth Equity Funds. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,057.10         $5.16
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

GROWTH OPPORTUNITIES

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.27%     $1,000.00    $1,061.00         $6.56
  Hypothetical             1.27%     $1,000.00    $1,018.70         $6.43**
  ----------------------------------------------------------------------------

INCOME EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,074.50         $5.20
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.45%     $1,000.00    $1,087.70         $2.36
  Hypothetical             0.45%     $1,000.00    $1,022.81         $2.28**
  ----------------------------------------------------------------------------

INTERNATIONAL GROWTH EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00    $1,058.00         $6.45
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

LARGE CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.10%     $1,000.00    $1,020.80         $5.57
  Hypothetical             1.10%     $1,000.00    $1,019.55         $5.57**
  ----------------------------------------------------------------------------

* Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                           NORTHERN FUNDS SEMIANNUAL REPORT   115   EQUITY FUNDS

EQUITY FUNDS
FUND EXPENSES (continued)                         SEPTEMBER 30, 2005 (UNAUDITED)

MID CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,079.80         $5.21
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

MID CAP INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.30%     $1,000.00    $1,091.50         $1.57
  Hypothetical             0.30%     $1,000.00    $1,023.56         $1.52**
  ----------------------------------------------------------------------------

SELECT EQUITY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,074.50         $5.20
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

SMALL CAP GROWTH

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00    $1,061.00         $6.46
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

SMALL CAP INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.35%     $1,000.00    $1,091.70         $1.84
  Hypothetical             0.35%     $1,000.00    $1,023.31         $1.78**
  ----------------------------------------------------------------------------

SMALL CAP VALUE

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.00%     $1,000.00    $1,087.10         $5.23
  Hypothetical             1.00%     $1,000.00    $1,020.05         $5.06**
  ----------------------------------------------------------------------------

STOCK INDEX

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.25%     $1,000.00    $1,049.40         $1.28
  Hypothetical             0.25%     $1,000.00    $1,023.82         $1.27**
  ----------------------------------------------------------------------------

TECHNOLOGY

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.25%     $1,000.00    $1,085.90         $6.54
  Hypothetical             1.25%     $1,000.00    $1,018.80         $6.33**
  ----------------------------------------------------------------------------

* Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

** Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


EQUITY FUNDS     116   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                           NORTHERN FUNDS SEMIANNUAL REPORT   117   EQUITY FUNDS

EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


EQUITY FUNDS     118   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                           NORTHERN FUNDS SEMIANNUAL REPORT   119   EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


EQUITY FUNDS     120   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 4      STATEMENTS OF OPERATIONS
 6      STATEMENTS OF CHANGES IN NET ASSETS
 8      FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        20    ARIZONA TAX-EXEMPT FUND
        22    CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
        25    CALIFORNIA TAX-EXEMPT FUND
        29    FIXED INCOME FUND
        35    FLORIDA INTERMEDIATE TAX-EXEMPT FUND
        38    GLOBAL FIXED INCOME FUND
        40    HIGH YIELD FIXED INCOME FUND
        47    HIGH YIELD MUNICIPAL FUND
        55    INTERMEDIATE TAX-EXEMPT FUND
        62    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
        64    TAX-EXEMPT FUND
        71    U.S. GOVERNMENT FUND
 73     NOTES TO THE FINANCIAL STATEMENTS
 80     FUND EXPENSES
 82     ABBREVIATIONS AND OTHER INFORMATION
 84     FOR MORE INFORMATION

                     NORTHERN FUNDS SEMIANNUAL REPORT   1     FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                    CALIFORNIA                                          FLORIDA
                                                      ARIZONA      INTERMEDIATE     CALIFORNIA         FIXED          INTERMEDIATE
  Amounts in thousands,                              TAX-EXEMPT     TAX-EXEMPT      TAX-EXEMPT         INCOME          TAX-EXEMPT
  except per share data                                 FUND           FUND            FUND             FUND              FUND
  --------------------------------------------------------------------------------------------------------------------------------
  ASSETS:
  Investments, at amortized cost                      $53,488         $65,133         $83,335          $850,094          $50,833
  Investments, at fair value                          $56,507         $68,402         $90,134          $843,369          $51,362
  Cash                                                      -              14               -                 1               58
  Foreign currencies, at fair value
   (cost $1 and $189)                                       -               -               -                 1                -
  Interest income receivable                              702             946           1,255             6,386              808
  Dividend income receivable                                1               -               -                 -                4
  Receivable for securities sold                            -               -               -            17,529                -
  Receivable for fund shares sold                          13              15              12               541                -
  Receivable from investment adviser                        2               2               2                12                2
  Unrealized gain on forward foreign currency
   exchange contracts                                       -               -               -                 -                -
  Prepaid and other assets                                  4               5               4                10                8
  Total Assets                                         57,229          69,384          91,407           867,849           52,242
  --------------------------------------------------------------------------------------------------------------------------------
  LIABILITIES:
  Cash overdraft                                            -               -              14                 -                -
  Unrealized loss on forward foreign currency
    exchange contracts                                      -               -               -                 -                -
  Payable for securities purchased                          -               -               -            28,676                -
  Payable for when-issued securities                        -               -               -            57,226                -
  Payable for fund shares redeemed                          1               -               -               458                -
  Distributions to shareholders                            24              29              41               378               17
  Payable to affiliates:
   Investment advisory fees                                 6               7              10                90                6
   Co-administration fees                                   1               2               2                19                1
   Custody and accounting fees                              1               2               1                 3                1
   Transfer agent fees                                      1               1               2                13                1
  Accrued other liabilities                                12              12              16                38               10
  Total Liabilities                                        46              53              86            86,901               36
  --------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                          $57,183         $69,331         $91,321          $780,948          $52,206
  --------------------------------------------------------------------------------------------------------------------------------
  ANALYSIS OF NET ASSETS:
  Capital stock                                       $53,639         $65,823         $84,061          $786,288          $51,626
  Accumulated undistributed net investment
   income (loss)                                            -               -               -              (579)               -
  Accumulated undistributed net realized
   gain (loss)                                            525             239             461             1,964               51
  Net unrealized appreciation (depreciation)            3,019           3,269           6,799            (6,725)             529
  Net Assets                                          $57,183         $69,331         $91,321          $780,948          $52,206
  --------------------------------------------------------------------------------------------------------------------------------
  SHARES OUTSTANDING ($.0001 PAR VALUE,
   UNLIMITED AUTHORIZATION)                             5,414           6,725           8,198            78,340            4,942
  NET ASSET VALUE, REDEMPTION AND OFFERING
   PRICE PER SHARE                                     $10.56          $10.31          $11.14             $9.97           $10.56
  --------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS     2     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                SHORT-
      GLOBAL           HIGH YIELD         HIGH YIELD       INTERMEDIATE      INTERMEDIATE                              U.S.
   FIXED INCOME       FIXED INCOME        MUNICIPAL         TAX-EXEMPT     U.S. GOVERNMENT      TAX-EXEMPT          GOVERNMENT
       FUND               FUND               FUND              FUND              FUND              FUND                FUND
   -----------------------------------------------------------------------------------------------------------------------------
      $39,072           $939,895           $151,350          $567,154          $156,612           $446,576           $185,374
      $41,115           $940,459           $156,735          $582,067          $154,925           $474,014           $183,964
            -              1,332                  1                 -                 6                  -                  6
          187                  -                  -                 -                 -                  -                  -
          502             17,599              2,359             6,678             1,248              7,050              1,418
            -                  -                 11                35                 -                 15                  -
            -                333                  -             5,763            14,667              5,252             16,849
            -              4,104              1,352               252                77                250                 48
            2                 10                  3                 9                 1                  6                  1
          108                  -                  -                 -                 -                  -                  -
            4                 20                 21                 7                 4                 12                 21
       41,918            963,857            160,482           594,811           170,928            486,599            202,307
   -----------------------------------------------------------------------------------------------------------------------------
            -                  -                  -                 -                 -                  -                  -
          198                  -                  -                 -                 -                  -                  -
            -             16,500                  -             5,842            19,317                  -             19,866
            -             10,172              3,725            10,679                 -             12,455                  -
          637                394                 78               210               386                 37                127
            -                756                 70               211                51                212                 67
            6                106                 16                62                17                 51                 21
            1                 23                  4                14                 4                 12                  5
            6                  -                  -                 7                 4                  6                  7
            1                 15                  3                10                 2                  8                  3
           11                 27                 12                27                15                 26                 12
          860             27,993              3,908            17,062            19,796             12,807             20,108
   -----------------------------------------------------------------------------------------------------------------------------
      $41,058           $935,864           $156,574          $577,749          $151,132           $473,792           $182,199
   -----------------------------------------------------------------------------------------------------------------------------
      $38,546           $970,061           $153,212          $559,764          $156,338           $443,338           $184,126
        1,294                  -                  -                77               (55)               (67)               361
         (719)           (34,761)            (2,023)            2,995            (3,464)             3,083               (878)
        1,937                564              5,385            14,913            (1,687)            27,438             (1,410)
      $41,058           $935,864           $156,574          $577,749          $151,132           $473,792           $182,199
   -----------------------------------------------------------------------------------------------------------------------------
        3,736            116,101             16,036            55,834            15,072             44,398             18,397
       $10.99              $8.06              $9.76            $10.35            $10.03             $10.67              $9.90
   -----------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                     NORTHERN FUNDS SEMIANNUAL REPORT    3    FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS

                                                                      CALIFORNIA                                          FLORIDA
                                                      ARIZONA        INTERMEDIATE      CALIFORNIA         FIXED         INTERMEDIATE
                                                     TAX-EXEMPT       TAX-EXEMPT       TAX-EXEMPT         INCOME         TAX-EXEMPT
  Amounts in thousands                                  FUND             FUND             FUND             FUND             FUND
  ----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT INCOME:
  Interest income                                      $1,473           $1,617           $2,343           $17,775          $1,011
  Dividend income                                           7                -                -                 -              14
    Total Investment Income                             1,480            1,617            2,343            17,775           1,025
  ----------------------------------------------------------------------------------------------------------------------------------
  EXPENSES:
  Investment advisory fees                                221              246              332             2,742             190
  Co-administration fees                                   47               53               71               588              41
  Transfer agent fees                                      31               35               47               392              27
  Custody and accounting fees                              24               25               25               103              25
  Registration fees                                         6                4                4                10               9
  Printing fees                                             7                7                7                20               7
  Professional fees                                         6                4                4                10               5
  Trustee fees and expenses                                 3                3                3                10               3
  Shareholder servicing fees                                2                1                3                 2               -
  Other                                                     5                5                5                12               5
  ----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses:                                         352              383              501             3,889             312
    Less voluntary waivers of
       investment advisory fees                           (16)             (18)             (24)                -             (14)
    Less expenses reimbursed by
       investment adviser                                 (67)             (65)             (74)             (335)            (64)
    Less custodian credits                                 (1)              (1)               -               (28)             (3)
    Net Expenses                                          268              299              403             3,526             231
  ----------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                 1,212            1,318            1,940            14,249             794
  ----------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED
    GAINS (LOSSES):
  Net realized gains (losses) on:
    Investments                                           465              118              317               858             (28)
    Foreign currency transactions                           -                -                -                 2               -
  Net change in unrealized appreciation
    (depreciation) on:
    Investments                                          (153)              21              803             1,826             377
    Forward foreign currency exchange contracts             -                -                -                 -               -
    Translation of other assets and liabilities
      denominated in foreign currencies                     -                -                -                 -               -
    Net Gains (Losses) on Investments and
      Foreign Currency                                    312              139            1,120             2,686             349
  ----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                         $1,524            $1,457           $3,060           $16,935          $1,143
  ----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS     4     NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                 SHORT-
    GLOBAL            HIGH YIELD         HIGH YIELD        INTERMEDIATE        INTERMEDIATE                               U.S.
  FIXED INCOME       FIXED INCOME        MUNICIPAL          TAX-EXEMPT       U.S. GOVERNMENT        TAX-EXEMPT         GOVERNMENT
     FUND                FUND               FUND                FUND               FUND                FUND               FUND
  ----------------------------------------------------------------------------------------------------------------------------------
       $721             $33,088             $3,473             $11,828             $2,895             $11,579             $3,999
          -                   -                 40                 162                  -                 110                  -
        721              33,088              3,513              11,990              2,895              11,689              3,999
  ----------------------------------------------------------------------------------------------------------------------------------
        183               2,930                476               2,038                552               1,666                690
         32                 628                102                 437                118                 357                148
         21                 419                 68                 291                 79                 238                 99
         50                 121                 33                  78                 32                  67                 36
          8                  13                  8                   8                 11                   9                  9
          7                  21                  7                  13                  7                  13                  7
          3                  10                  4                   7                  3                   7                  3
          3                   9                  3                   7                  3                   6                  3
          1                 198                  9                   2                  1                  17                 15
          5                  13                  5                   9                  5                   9                  5
  ----------------------------------------------------------------------------------------------------------------------------------
        313               4,362                715               2,890                811               2,389              1,015
          -                   -                (34)               (146)                 -                (119)                 -
        (64)               (559)              (103)               (267)               (98)               (244)              (114)
         (2)                (36)                 -                  (2)                (4)                 (3)               (14)
        247               3,767                578               2,475                709               2,023                887
  ----------------------------------------------------------------------------------------------------------------------------------
        474              29,321              2,935               9,515              2,186               9,666              3,112
  ----------------------------------------------------------------------------------------------------------------------------------
         39              (6,361)              (177)                809               (762)              1,737                939
       (527)                  -                  -                   -                  -                   -                  -
     (1,502)             (1,143)             1,735               1,937                250               1,834               (858)
        186                   -                  -                   -                  -                   -                  -
        (12)                  -                  -                   -                  -                   -                  -
     (1,816)             (7,504)             1,558               2,746               (512)              3,571                 81
  ----------------------------------------------------------------------------------------------------------------------------------
    $(1,342)            $21,817             $4,493             $12,261             $1,674             $13,237             $3,193
  ----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                   NORTHERN FUNDS SEMIANNUAL REPORT     5     FIXED INCOME FUNDS

FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                CALIFORNIA
                                                     ARIZONA                   INTERMEDIATE                 CALIFORNIA
                                                    TAX-EXEMPT                  TAX-EXEMPT                  TAX-EXEMPT
                                                       FUND                        FUND                        FUND
                                               SEPT. 30,    MARCH 31,     SEPT. 30,     MARCH 31,     SEPT. 30,     MARCH 31,
  Amounts in thousands                           2005         2005           2005          2005         2005           2005
  ---------------------------------------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                         $1,212        $2,740        $1,318        $2,547        $1,940         $4,160
  Net realized gains (losses)                      465            60           118           121           317            280
  Net change in unrealized appreciation
    (depreciation)                                (153)       (1,848)           21        (1,934)          803         (2,206)
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    1,524           952         1,457           734         3,060          2,234
  ---------------------------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                      3,191         5,959         7,323        14,549         7,307         16,073
  Reinvestment of dividends                        207           864           161           472           197          1,129
  Payments for shares redeemed                 (11,564)      (17,219)       (8,569)      (17,390)      (12,663)       (32,731)
  Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                (8,166)      (10,396)       (1,085)       (2,369)       (5,159)       (15,529)
---------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                    (1,212)       (2,740)       (1,318)       (2,547)       (1,940)        (4,160)
  From net realized gains                            -          (582)            -          (365)            -         (1,030)
    Total Distributions Paid                    (1,212)       (3,322)       (1,318)       (2,912)       (1,940)        (5,190)
  ---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS       (7,854)      (12,766)         (946)       (4,547)       (4,039)       (18,485)
  NET ASSETS:
  Beginning of period                           65,037        77,803        70,277        74,824        95,360        113,845
  End of period                                $57,183       $65,037       $69,331       $70,277       $91,321        $95,360
  ---------------------------------------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS)                       $ -           $ -           $ -           $ -           $ -            $ -
  ---------------------------------------------------------------------------------------------------------------------------------

                                                                                     FLORIDA
                                                        FIXED                      INTERMEDIATE
                                                        INCOME                      TAX-EXEMPT
                                                         FUND                          FUND
                                                SEPT. 30,      MARCH 31,      SEPT. 30,     MARCH 31,
  Amounts in thousands                            2005           2005           2005          2005
  ---------------------------------------------------------------------------------------------------
  OPERATIONS:
  Net investment income                          $14,249        $27,551          $794        $1,616
  Net realized gains (losses)                        860          3,305           (28)          175
  Net change in unrealized appreciation
    (depreciation)                                 1,826        (25,920)          377        (1,250)
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     16,935          4,936         1,143           541
  ---------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                       87,911        191,300         3,299        11,518
  Reinvestment of dividends                        1,972          8,015           278         1,029
  Payments for shares redeemed                   (70,903)      (164,864)       (7,327)      (12,721)
  Net Increase (Decrease) in Net Assets
    Resulting from Capital Share
    Transactions                                  18,980         34,451        (3,750)         (174)
  ---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS PAID:
  From net investment income                     (14,828)       (29,066)         (794)       (1,616)
  From net realized gains                              -         (5,015)            -          (451)
    Total Distributions Paid                     (14,828)       (34,081)         (794)       (2,067)
  ---------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS         21,087          5,306        (3,401)       (1,700)
  NET ASSETS:
  Beginning of period                            759,861        754,555        55,607        57,307
  End of period                                 $780,948       $759,861       $52,206       $55,607
  ---------------------------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS)                       $(579)           $ -           $ -           $ -
  ---------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS     6     NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2005


            GLOBAL                     HIGH YIELD                    HIGH YIELD                  INTERMEDIATE
         FIXED INCOME                 FIXED INCOME                    MUNICIPAL                   TAX-EXEMPT
             FUND                         FUND                          FUND                          FUND
    SEPT. 30,     MARCH 31,      SEPT. 30,      MARCH 31,      SEPT. 30,     MARCH 31,       SEPT. 30,      MARCH 31,
      2005          2005           2005           2005           2005           2005           2005           2005
  ------------------------------------------------------------------------------------------------------------------------
        $474          $982        $29,321        $59,725         $2,935         $4,742         $9,515        $19,113
        (488)        2,117         (6,361)           871           (177)          (223)           809          3,231
      (1,328)       (1,955)        (1,143)       (17,323)         1,735            645          1,937        (14,303)
      (1,342)        1,144         21,817         43,273          4,493          5,164         12,261          8,041
  ------------------------------------------------------------------------------------------------------------------------
       7,793        28,560        217,893        418,527         39,450         61,088         41,961         71,130
           -           254          7,377         13,296            576            908            968          6,035
      (7,643)      (44,335)      (129,972)      (348,923)        (9,869)       (27,478)       (46,200)      (114,460)
         150       (15,521)        95,298         82,900         30,157         34,518         (3,271)       (37,295)
  ------------------------------------------------------------------------------------------------------------------------
           -        (1,850)       (29,321)       (59,725)        (2,935)        (4,742)        (9,515)       (19,111)
           -             -              -              -              -              -              -         (4,988)
           -        (1,850)       (29,321)       (59,725)        (2,935)        (4,742)        (9,515)       (24,099)
  ------------------------------------------------------------------------------------------------------------------------
      (1,192)      (16,227)        87,794         66,448         31,715         34,940           (525)       (53,353)
      42,250        58,477        848,070        781,622        124,859         89,919        578,274        631,627
     $41,058       $42,250       $935,864       $848,070       $156,574       $124,859       $577,749       $578,274
  ------------------------------------------------------------------------------------------------------------------------
      $1,294          $820            $ -            $ -            $ -            $ -            $77            $77
  ------------------------------------------------------------------------------------------------------------------------

          SHORT-
      INTERMEDIATE                                                      U.S.
     U.S. GOVERNMENT                   TAX-EXEMPT                    GOVERNMENT
           FUND                           FUND                          FUND
  SEPT. 30,       MARCH 31,     SEPT. 30,       MARCH 31,      SEPT. 30,      MARCH 31,
     2005           2005           2005           2005           2005           2005
  -------------------------------------------------------------------------------------
     $2,186         $3,637         $9,666        $20,224         $3,112         $6,439
       (762)        (2,513)         1,737          5,659            939         (1,416)
        250         (3,747)         1,834        (15,963)          (858)        (9,116)
      1,674         (2,623)        13,237          9,920          3,193         (4,093)
  -------------------------------------------------------------------------------------
     30,040         69,408         36,265         50,189         14,736         27,046
        695          1,907          1,138          9,598            601          2,385
    (37,240)      (104,692)       (35,361)       (95,439)       (37,696)       (96,340)
     (6,505)       (33,377)         2,042        (35,652)       (22,359)       (66,909)
  -------------------------------------------------------------------------------------
     (2,238)        (3,810)        (9,666)       (20,224)        (3,166)        (6,635)
          -           (945)             -         (8,086)             -         (1,380)
     (2,238)        (4,755)        (9,666)       (28,310)        (3,166)        (8,015)
  -------------------------------------------------------------------------------------
     (7,069)       (40,755)         5,613        (54,042)       (22,332)       (79,017)
    158,201        198,956        468,179        522,221        204,531        283,548
   $151,132       $158,201       $473,792       $468,179       $182,199       $204,531
  -------------------------------------------------------------------------------------
       $(55)           $(3)          $(67)          $(67)          $361           $415
  -------------------------------------------------------------------------------------

See Notes to the Financial Statements.

                   NORTHERN FUNDS SEMIANNUAL REPORT     7     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS

                                                                         ARIZONA TAX-EXEMPT FUND

                                              SIX MONTHS
                                                 ENDED        YEAR           YEAR          YEAR           YEAR           YEAR
                                               SEPT. 30,      ENDED          ENDED         ENDED          ENDED          ENDED
                                                 2005        MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
  Selected per share data                     (UNAUDITED)      2005           2004          2003           2002           2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $10.51         $10.86         $10.88        $10.46         $10.66         $10.03

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                           0.21           0.41           0.44          0.42           0.43           0.45
  Net realized and unrealized gains
    (losses)                                      0.05          (0.26)          0.02          0.60          (0.06)          0.63
    Total Income from Investment
      Operations                                  0.26           0.15           0.46          1.02           0.37           1.08
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                   (0.21)         (0.41)         (0.44)        (0.42)         (0.43)         (0.45)
    From net realized gains                          -          (0.09)         (0.04)        (0.18)         (0.14)             -
     Total Distributions Paid                    (0.21)         (0.50)         (0.48)        (0.60)         (0.57)         (0.45)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                $10.56         $10.51         $10.86        $10.88         $10.46         $10.66
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                2.43%          1.44%          4.28%         9.87%          3.47%         10.98%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $57,183        $65,037        $77,803       $82,177        $76,428        $74,134
  Ratio to average net assets of: (2)
    Expenses, net of waivers and
      reimbursements                              0.85%          0.85%          0.85%         0.85%          0.85%          0.85%
    Expenses, before waivers and
      reimbursements                              1.12%          1.11%          1.12%         1.12%          1.12%          1.14%
    Net investment income, net of waivers
      and reimbursements                          3.85%          3.87%          4.04%         3.85%          4.01%          4.34%
    Net investment income, before waivers
      and reimbursements                          3.58%          3.61%          3.77%         3.58%          3.74%          4.05%
    Portfolio Turnover Rate                      17.20%         36.84%         61.67%       115.89%         93.29%        101.77%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS    8       NORTHERN FUNDS SEMIANNUAL REPORT

                                                                   CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                              SIX MONTHS
                                                 ENDED           YEAR         YEAR          YEAR          YEAR           YEAR
                                              SEPT. 30,         ENDED        ENDED         ENDED         ENDED          ENDED
                                                 2005          MARCH 31,    MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,
  Selected per share data                     (UNAUDITED)        2005         2004          2003          2002           2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD           $10.29         $10.61        $10.62        $10.26        $10.44        $10.02

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                            0.20           0.38          0.36          0.37          0.42          0.45
  Net realized and unrealized gains
  (losses)                                         0.02          (0.26)         0.07          0.54         (0.11)         0.42
     Total Income from Investment
      Operations                                   0.22           0.12          0.43          0.91          0.31          0.87
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
     From net investment income                   (0.20)         (0.38)        (0.36)        (0.37)        (0.42)        (0.45)
     From net realized gains                          -          (0.06)        (0.08)        (0.18)        (0.07)            -
       Total Distributions Paid                   (0.20)         (0.44)        (0.44)        (0.55)        (0.49)        (0.45)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                 $10.31         $10.29        $10.61        $10.62        $10.26        $10.44
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                 2.09%          1.09%         4.13%         9.06%         3.00%         8.83%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $69,331        $70,277       $74,824       $82,430       $85,617       $90,328
  Ratio to average net assets of: (2)
     Expenses, net of waivers and
      reimbursements                               0.85%          0.85%         0.85%         0.85%         0.85%         0.85%
     Expenses, before waivers and
      reimbursements                               1.09%          1.10%         1.11%         1.10%         1.11%         1.10%
     Net investment income, net of
      waivers and reimbursements                   3.75%          3.62%         3.42%         3.50%         3.98%         4.37%
     Net investment income, before
      waivers and reimbursements                   3.51%          3.37%         3.16%         3.25%         3.72%         4.12%
  Portfolio Turnover Rate                         12.38%         86.88%       108.29%       136.67%        84.87%        67.51%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

                   NORTHERN FUNDS SEMIANNUAL REPORT     9     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                           CALIFORNIA TAX-EXEMPT FUND

                                               SIX MONTHS
                                                  ENDED        YEAR          YEAR           YEAR          YEAR           YEAR
                                                SEPT. 30,      ENDED         ENDED          ENDED         ENDED          ENDED
                                                  2005        MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,
  Selected per share data                      (UNAUDITED)      2005          2004           2003           2002          2001
  --------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $11.01        $11.30         $11.32        $10.79         $10.99         $10.32

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                             0.23          0.46           0.45          0.44           0.47           0.47
  Net realized and unrealized gains (losses)        0.13         (0.18)          0.13          0.71          (0.15)          0.67
     Total Income from Investment Operations        0.36          0.28           0.58          1.15           0.32           1.14
  --------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
     From net investment income                    (0.23)        (0.46)         (0.45)        (0.44)         (0.47)         (0.47)
     From net realized gains                           -         (0.11)         (0.15)        (0.18)         (0.05)             -
       Total Distributions Paid                    (0.23)        (0.57)         (0.60)        (0.62)         (0.52)         (0.47)
  --------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $11.14        $11.01         $11.30        $11.32         $10.79         $10.99
  --------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  3.28%         2.56%          5.24%        10.88%          2.87%         11.29%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $91,321       $95,360       $113,845      $125,574       $125,335       $128,061
  Ratio to average net assets of: (2)
     Expenses, net of waivers and
      reimbursements                                0.85%         0.85%          0.85%         0.85%          0.85%          0.85%
     Expenses, before waivers and
      reimbursements                                1.06%         1.08%          1.08%         1.08%          1.08%          1.08%
     Net investment income, net of waivers
      and reimbursements                            4.09%         4.11%          3.95%         3.97%          4.24%          4.41%
     Net investment income, before waivers
      and reimbursements                            3.88%         3.88%          3.72%         3.74%          4.01%          4.18%
  Portfolio Turnover Rate                           7.77%        70.99%        144.30%       166.17%         73.96%         84.63%
  --------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS     10     NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               FIXED INCOME FUND

                                              SIX MONTHS
                                                ENDED          YEAR          YEAR         YEAR              YEAR          YEAR
                                               SEPT. 30,       ENDED         ENDED        ENDED             ENDED         ENDED
                                                 2005         MARCH 31,     MARCH 31,    MARCH 31,         MARCH 31,     MARCH 31,
  Selected per share data                     (UNAUDITED)       2005          2004         2003             2002(5)        2001
  --------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD             $9.94        $10.33        $10.23         $9.74           $10.10         $9.62

  INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                             0.19          0.38          0.35          0.37             0.56          0.59
  Net realized and unrealized gains (losses)        0.03         (0.30)         0.24          0.52            (0.17)         0.48
     Total Income from Investment Operations        0.22          0.08          0.59          0.89             0.39          1.07
  --------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
   From net investment income (1)                  (0.19)        (0.40)        (0.40)        (0.40)           (0.56)        (0.59)
   From net realized gains                             -         (0.07)        (0.09)            -            (0.19)            -
     Total Distributions Paid                      (0.19)        (0.47)        (0.49)        (0.40)           (0.75)        (0.59)
  --------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                   $9.97         $9.94        $10.33        $10.23            $9.74        $10.10
  --------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                  2.22%         0.73%         5.92%         9.27%            3.09%        11.47%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $780,948      $759,861      $754,555      $727,738         $733,501      $732,644
  Ratio to average net assets of: (3)
   Expenses, net of reimbursements and
    credits                                         0.90%         0.90%         0.90%         0.90%(4)         0.90%         0.90%
   Expenses, before reimbursements and
    credits                                         0.99%         1.01%         1.04%         1.04%            1.03%         1.04%
   Net investment income, net of
    reimbursements and credits                      3.64%         3.71%         3.41%         3.70%            5.62%         5.99%
   Net investment income, before
    reimbursements and credits                      3.55%         3.60%         3.27%         3.56%            5.49%         5.85%
  Portfolio Turnover Rate                         187.31%       198.12%       257.28%       422.89%          246.52%       226.92%
  --------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3)   Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $29,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(5) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT     11     FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                       FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $10.50        $10.78        $10.83        $10.38        $10.50        $10.07

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.16          0.30          0.27          0.32          0.38          0.43
  Net realized and unrealized gains (losses)        0.06         (0.20)         0.20          0.60         (0.05)         0.43
    Total Income from Investment Operations         0.22          0.10          0.47          0.92          0.33          0.86
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                     (0.16)        (0.30)        (0.27)        (0.32)        (0.38)        (0.43)
    From net realized gains                            -         (0.08)        (0.25)        (0.15)        (0.07)            -
      Total Distributions Paid                     (0.16)        (0.38)        (0.52)        (0.47)        (0.45)        (0.43)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $10.56        $10.50        $10.78        $10.83        $10.38        $10.50
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  2.06%         1.00%         4.37%         9.01%         3.16%         8.68%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $52,206       $55,607       $57,307       $55,958       $47,108       $41,389
  Ratio to average net assets of: (2)
    Expenses, net of waivers, reimbursements
      and credits                                   0.85% (3)     0.85%         0.85%         0.85%         0.85%         0.85%
    Expenses, before waivers, reimbursements
      and credits                                   1.15%         1.15%         1.17%         1.18%         1.23%         1.21%
    Net investment income, net of waivers,
      reimbursements and credits                    2.93%         2.84%         2.43%         3.00%         3.57%         4.16%
    Net investment income, before waivers,
      reimbursements and credits                    2.63%         2.54%         2.11%         2.67%         3.19%         3.80%
  Portfolio Turnover Rate                           9.90%        55.94%       258.48%       258.98%       155.55%       169.70%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $3,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS    12      NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           GLOBAL FIXED INCOME FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $11.33        $11.35        $10.59         $9.13         $9.62         $9.56

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.13          0.26          0.33          0.31          0.33          0.64
  Net realized and unrealized gains (losses)       (0.47)         0.28          0.98          1.36         (0.31)        (0.49)
    Total Income (Loss) from Investment
      Operations                                   (0.34)         0.54          1.31          1.67          0.02          0.15
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income (1)                     -         (0.56)        (0.55)        (0.21)        (0.48)        (0.09)
    From net realized gains                            -             -             -             -         (0.03)            -
      Total Distributions Paid                         -         (0.56)        (0.55)        (0.21)        (0.51)        (0.09)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $10.99        $11.33        $11.35        $10.59         $9.13         $9.62
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                 (3.00)%        4.67%        12.54%        18.41%         0.01%         1.54%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $41,058       $42,250       $58,477       $27,746       $24,879       $18,890
  Ratio to average net assets of: (3)
    Expenses, net of reimbursements and
      credits                                       1.15% (4)     1.16% (5)     1.15%         1.15%         1.15%         1.15%
    Expenses, before reimbursements and
      credits                                       1.46%         1.47%         1.50%         1.64%         1.69%         1.74%
    Net investment income, net of
      reimbursements and credits                    2.21%         2.10%         1.98%         3.07%         4.08%         4.26%
    Net investment income, before
      reimbursements and credits                    1.90%         1.79%         1.63%         2.58%         3.54%         3.67%
  Portfolio Turnover Rate                          19.42%        31.88%        43.52%       146.28%       296.89%       297.11%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $2,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(5) Expense ratio, net of waivers and reimbursements, for the year would have been 1.15% absent the effect of interest expense incurred by the Fund's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT      13    FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                           HIGH YIELD FIXED INCOME FUND
                                               SIX MONTHS
                                                  ENDED         YEAR           YEAR         YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD             $8.12         $8.27         $7.56         $7.84         $8.42         $9.30

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.29          0.58          0.66          0.64          0.76          0.95
  Net realized and unrealized gains (losses)       (0.06)        (0.15)         0.74         (0.28)        (0.58)        (0.88)
    Total Income from Investment Operations         0.23          0.43          1.40          0.36          0.18          0.07
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income (1)                 (0.29)        (0.58)        (0.69)        (0.64)        (0.76)        (0.95)
      Total Distributions Paid                     (0.29)        (0.58)        (0.69)        (0.64)        (0.76)        (0.95)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                   $8.06         $8.12         $8.27         $7.56         $7.84         $8.42
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (2)                                  2.80%         5.33%        19.05%         5.10%         2.28%         0.77%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $935,864      $848,070      $781,622      $388,619      $272,110      $206,175
  Ratio to average net assets of: (3)
    Expenses, net of reimbursements and
      credits                                       0.90%         0.90%(4)      0.90%         0.90%         0.90%         0.90%
    Expenses, before reimbursements and
      credits                                       1.04%         1.02%         1.04%         1.07%         1.07%         1.06%
    Net investment income, net of
      reimbursements and credits                    7.01%         7.02%         7.90%         8.61%         9.35%        10.71%
    Net investment income, before
      reimbursements and credits                    6.87%         6.90%         7.76%         8.44%         9.18%        10.55%
  Portfolio Turnover Rate                          39.60%        87.57%       152.16%       138.79%       125.63%       159.35%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) The net expense ratio includes custodian credits of approximately $72,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS    14      NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         HIGH YIELD MUNICIPAL FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD             $9.63         $9.61         $9.36         $9.16         $9.15         $9.01

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                             0.22          0.42          0.44          0.46          0.48          0.49
  Net realized and unrealized gains                 0.13          0.02          0.25          0.20          0.01          0.14
    Total Income from Investment Operations         0.35          0.44          0.69          0.66          0.49          0.63
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                     (0.22)        (0.42)        (0.44)        (0.46)        (0.48)        (0.49)
      Total Distributions Paid                     (0.22)        (0.42)        (0.44)        (0.46)        (0.48)        (0.49)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                   $9.76         $9.63         $9.61         $9.36         $9.16         $9.15
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  3.56%         4.75%         7.53%         7.36%         5.49%         7.14%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $156,574      $124,859       $89,919       $52,245       $37,844       $31,383
  Ratio to average net assets of: (2)
    Expenses, net of waivers, reimbursements
      and credits                                   0.85%         0.85%         0.85%         0.85% (3)     0.85%         0.85%
    Expenses, before waivers, reimbursements
      and credits                                   1.05%         1.07%         1.12%         1.20%         1.20%         1.34%
    Net investment income, net of waivers,
      reimbursements and credits                    4.32%         4.43%         4.63%         4.95%         5.24%         5.35%
    Net investment income, before waivers,
      reimbursements and credits                    4.12%         4.21%         4.36%         4.60%         4.89%         4.86%
  Portfolio Turnover Rate                           8.17%        19.34%        16.56%        29.13%        38.53%        14.57%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $23,000 or 0.05% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT      15    FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                        INTERMEDIATE TAX-EXEMPT FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $10.30        $10.57        $10.64        $10.26        $10.40         $9.93

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.17          0.33          0.33          0.36          0.39          0.42
  Net realized and unrealized gains (losses)        0.05         (0.18)         0.14          0.61         (0.06)         0.47
    Total Income from Investment Operations         0.22          0.15          0.47          0.97          0.33          0.89
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                     (0.17)        (0.33)        (0.33)        (0.36)        (0.39)        (0.42)
    From net realized gains                            -         (0.09)        (0.21)        (0.23)        (0.08)            -
      Total Distributions Paid                     (0.17)        (0.42)        (0.54)        (0.59)        (0.47)        (0.42)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $10.35        $10.30        $10.57        $10.64        $10.26        $10.40
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  2.14%         1.48%         4.50%         9.61%         3.30%         9.13%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $577,749      $578,274      $631,627      $668,777      $678,400      $677,787
  Ratio to average net assets of: (2)
    Expenses, net of waivers and
      reimbursements                                0.85%         0.85%         0.85%         0.85%         0.85%         0.85%
    Expenses, before waivers and
      reimbursements                                0.99%         1.01%         1.04%         1.04%         1.05%         1.04%
    Net investment income, net of waivers and
      reimbursements                                3.27%         3.21%         3.10%         3.36%         3.79%         4.12%
    Net investment income, before waivers and
      reimbursements                                3.13%         3.05%         2.91%         3.17%         3.59%         3.93%
  Portfolio Turnover Rate                          91.88%       194.77%       274.17%       278.90%       162.34%        91.52%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS    16      NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003        2002 (3)        2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $10.06        $10.48        $10.55        $10.16        $10.27         $9.89

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.14          0.21          0.18          0.29          0.42          0.56
  Net realized and unrealized gains (losses)       (0.02)        (0.35)         0.07          0.51          0.08          0.38
    Total Income (Loss) from Investment
      Operations                                    0.12         (0.14)         0.25          0.80          0.50          0.94
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
  -------------------------------------------------------------------------------------------------------------------------------
    From net investment income                     (0.15)        (0.22)        (0.20)        (0.31)        (0.42)        (0.56)
    From net realized gains                            -         (0.06)        (0.12)        (0.10)        (0.19)            -
      Total Distributions Paid                     (0.15)        (0.28)        (0.32)        (0.41)        (0.61)        (0.56)
  Net Asset Value, End of Period                  $10.03        $10.06        $10.48        $10.55        $10.16        $10.27
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  1.13%        (1.28)%        2.42%         7.91%         4.89%         9.71%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $151,132      $158,201      $198,956      $186,953      $106,121       $76,937
  Ratio to average net assets of: (2)
    Expenses, net of reimbursements                 0.90%         0.90%         0.90%         0.90%         0.90%         0.90%
    Expenses, before reimbursements                 1.03%         1.04%         1.06%         1.08%         1.12%         1.13%
    Net investment income, net of
      reimbursements                                2.77%         2.09%         1.71%         2.58%         3.98%         5.50%
    Net investment income, before
      reimbursements                                2.64%         1.95%         1.55%         2.40%         3.76%         5.27%
  Portfolio Turnover Rate                         135.07%       185.11%       253.35%       232.91%       223.09%       163.91%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT      17    FIXED INCOME FUNDS

FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS (continued)

                                                                                TAX-EXEMPT FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003          2002          2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD            $10.59        $10.98        $10.91        $10.49        $10.58         $9.99

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.22          0.44          0.44          0.46          0.47          0.48
  Net realized and unrealized gains (losses)        0.08         (0.21)         0.17          0.59         (0.09)         0.59
    Total Income from Investment Operations         0.30          0.23          0.61          1.05          0.38          1.07
  -------------------------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS PAID:
    From net investment income                     (0.22)        (0.44)        (0.44)        (0.46)        (0.47)        (0.48)
    From net realized gains                            -         (0.18)        (0.10)        (0.17)            -             -
      Total Distributions Paid                     (0.22)        (0.62)        (0.54)        (0.63)        (0.47)        (0.48)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                  $10.67        $10.59        $10.98        $10.91        $10.49        $10.58
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  2.82%         2.18%         5.67%        10.17%         3.60%        11.00%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $473,792      $468,179      $522,221      $549,211      $529,099      $545,635
  Ratio to average net assets of: (2)
    Expenses, net of waivers and
      reimbursements                                0.85%         0.85%         0.85%         0.85%         0.85%         0.85%
    Expenses, before waivers and
      reimbursements                                1.00%         1.01%         1.05%         1.05%         1.04%         1.04%
    Net investment income, net of waivers and
      reimbursements                                4.06%         4.12%         3.98%         4.23%         4.39%         4.71%
    Net investment income, before waivers and
      reimbursements                                3.91%         3.96%         3.78%         4.03%         4.20%         4.52%
  Portfolio Turnover Rate                          79.84%       150.48%       230.83%       208.04%       134.33%       117.75%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS    18      NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           U.S. GOVERNMENT FUND
                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                  2005         MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
  Selected per share data                      (UNAUDITED)       2005          2004          2003         2002 (4)       2001
  -------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD             $9.91        $10.41        $10.54        $10.15        $10.29         $9.72

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.16          0.28          0.26          0.36          0.44          0.51
  Net realized and unrealized gains (losses)       (0.01)        (0.43)         0.02          0.71          0.03          0.57
    Total Income (Loss) from Investment
      Operations                                    0.15        (0.15)          0.28          1.07          0.47          1.08
  -------------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                     (0.16)        (0.29)        (0.29)        (0.38)        (0.44)        (0.51)
    From net realized gains                            -         (0.06)        (0.12)        (0.30)        (0.17)            -
      Total Distributions Paid                     (0.16)        (0.35)        (0.41)        (0.68)        (0.61)        (0.51)
  -------------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                   $9.90         $9.91        $10.41        $10.54        $10.15        $10.29
  -------------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                                  1.52%        (1.39)%        2.78%        10.73%         4.65%        11.36%

  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period       $182,199      $204,531      $283,548      $352,415      $338,290      $350,038
  Ratio to average net assets of: (2)
    Expenses, net of reimbursements and
      credits                                       0.90% (3)     0.90%         0.90%         0.90%         0.90%         0.90%
    Expenses, before reimbursements and
      credits                                       1.03%         1.03%         1.05%         1.05%         1.05%         1.05%
    Net investment income, net of
      reimbursements and credits                    3.16%         2.78%         2.52%         3.38%         4.29%         5.08%
    Net investment income, before
      reimbursements and credits                    3.03%         2.65%         2.37%         3.23%         4.14%         4.93%
  Portfolio Turnover Rate                         148.34%       142.61%       221.88%       177.76%       150.25%       100.55%
  -------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $14,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) As required, effective December 1, 2001, the Funds adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

                  NORTHERN FUNDS SEMIANNUAL REPORT      19    FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
ARIZONA TAX-EXEMPT FUND

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
MUNICIPAL BONDS - 98.1%
ARIZONA - 92.3%
 Arizona School Facilities Board Revenue
   Bonds, State School Improvement,
   Prerefunded,
   5.25%, 7/1/12                                        $3,000           $3,302
   5.25%, 7/1/12                                         1,000            1,101
   5.00%, 7/1/13                                           675              736
 Arizona State Transportation Board
   Highway Revenue Bonds, Prerefunded,
   5.75%, 7/1/09                                         2,390            2,606
 Arizona State University COP,
   Research Infrastructure Project
   (AMBAC Insured),
   5.00%, 9/1/30                                         2,000            2,091
 Arizona State University Revenue Bonds
   (FGIC Insured), Prerefunded,
   5.50%, 7/1/12                                         2,160            2,409
 Avondale Municipal Development Corp.
   Excise TRB (FGIC Insured), Prerefunded,
   5.00%, 7/1/12                                           650              694
 Chandler Water & Sewerage Revenue
   Bonds (MBIA Insured),
   7.25%, 7/1/09                                           240              273
 Glendale G.O. Revenue Bonds,
   2.00%, 7/1/18                                         2,600            2,033
 Glendale IDA Revenue Bonds, Series A,
   Midwestern University,
   4.50%, 5/15/06                                          390              393
   4.63%, 5/15/07                                          410              418
   4.75%, 5/15/08                                          425              438
 Maricopa County School District No. 8
   Osborn G.O. Bonds, Series A
   (FGIC Insured), Prerefunded,
   5.88%, 7/1/06                                           705              728
 Maricopa County School District No. 8
   Osborn G.O. Bonds, Series A
   (FGIC Insured), Prerefunded,
   5.88%, 7/1/06                                         1,295            1,336
 Maricopa County School District No. 8
   Osborn G.O. Refunding Bonds,
   Bank Qualified (FGIC Insured),
   4.70%, 7/1/14                                         1,000            1,084
 Maricopa County Unified School District No.
   80 Chandler Capital Appreciation G.O.
   Refunding Bonds (FGIC Insured),
   0.00%, 7/1/09                                         1,000              883

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
MUNICIPAL BONDS - 98.1% - CONTINUED
ARIZONA - 92.3% - (CONTINUED)
 Maricopa County Unified School District No.
   89 Dysart G.O. Bonds, Series B, School
   Improvement Project of 2002
   (FSA Insured),
   5.25%, 7/1/15                                        $1,600           $1,770
 Mesa Utilities System Revenue Bonds
   (FGIC Insured), Prerefunded,
   5.00%, 7/1/09                                           930              989
   5.00%, 7/1/09                                         1,000            1,063
 Northern Arizona University Revenue
   Bonds, Systems (FGIC Insured),
   5.13%, 6/1/19                                           785              848
   5.13%, 6/1/20                                           770              824
 Phoenix Civic Improvement Corp. Excise
   TRB, Series A, Civic Plaza Expansion
   Project (FGIC Insured),
   5.00%, 7/1/35                                         1,000            1,048
 Phoenix Civic Improvement Corp. Excise
   TRB, Series A, Senior Lien, Municipal
   Courthouse Project,
   5.75%, 7/1/15                                         1,325            1,446
 Phoenix Civic Improvement Corp.
   Municipal Facilities Subordinate Excise
   TRB (FGIC Insured),
   5.75%, 7/1/15                                         1,000            1,108
 Phoenix Civic Improvement Corp.
   Wastewater System Revenue Bonds,
   Junior Lien (FGIC Insured), Prerefunded,
   6.25%, 7/1/10                                         1,000            1,137
 Phoenix Civic Improvement Corp.
   Wastewater System Revenue Bonds,
   Junior Lien (MBIA Insured),
   5.00%, 7/1/28                                         1,300            1,364
   5.00%, 7/1/29                                           400              419
 Phoenix Civic Improvement Corp. Water
   System Revenue Bonds, Junior Lien (FGIC
   Insured),
   5.50%, 7/1/15                                         2,000            2,212
   5.50%, 7/1/17                                         3,500            3,862
 Phoenix Civic Improvement Corp. Water
   System Revenue Bonds, Junior Lien
   (MBIA Insured),
   4.75%, 7/1/25                                         1,000            1,026
 Phoenix G.O. Bonds,
   4.50%, 7/1/22                                         1,000            1,007
 Phoenix G.O. Bonds, Series B,
   4.50%, 7/1/24                                         1,000            1,008

See Notes to the Financial Statements.


FIXED INCOME FUNDS     20     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT            VALUE
                                                       (000S)            (000S)
MUNICIPAL BONDS - 98.1% - CONTINUED
ARIZONA - 92.3% - (CONTINUED)
 Phoenix G.O. Bonds, Series B,
   Various Purpose,
   5.38%, 7/1/20                                        $1,000           $1,096
 Phoenix G.O. Refunding Bonds, Series A,
   4.50%, 7/1/15                                         1,500            1,536
 Phoenix G.O. Refunding Bonds, Series B,
   4.50%, 7/1/20                                         1,100            1,113
 Pima County G.O. Bonds (FSA Insured),
   4.00%, 7/1/14                                           750              759
 Pima County Unified School District
   No. 6 Marana G.O. Refunding Bonds
   (FGIC Insured),
   5.40%, 7/1/14                                         1,300            1,420
 Pima County Unified School District No. 12
   Sunnyside G.O. Bonds (FGIC Insured),
   Prerefunded,
   5.75%, 7/1/09                                         2,000            2,179
 Pinal County COP,
   5.00%, 12/1/29                                        1,500            1,523
 Prescott Valley Municipal Property Corp.
   Municipal Facilities Revenue Bonds
   (FGIC Insured),
   5.00%, 1/1/16                                           580              621
 Salt River Project Agricultural
   Improvement & Power District Electrical
   Systems Revenue Refunding Bonds,
   Series C,
   4.90%, 1/1/08                                           470              472
 Scottsdale Preservation Authority Excise
   TRB (FGIC Insured), Prerefunded,
   6.00%, 7/1/08                                           370              401
-------------------------------------------------------------------------------
                                                                         52,776
-------------------------------------------------------------------------------
PUERTO RICO - 5.8%
 Puerto Rico Commonwealth Infrastructure
   Financing Authority Special Obligation
   Bonds, Series A, Escrowed to Maturity,
   5.50%, 10/1/20                                        2,500            2,757
   5.50%, 10/1/40                                          500              547
-------------------------------------------------------------------------------
                                                                          3,304
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------------
(COST $53,061)                                                           56,080

                                                      NUMBER             VALUE
                                                     OF SHARES          (000S)
INVESTMENT COMPANIES - 0.7%
   AIM Tax Exempt Cash Fund                            424,119             $424
   Dreyfus Tax-Exempt Cash
     Management Fund                                     2,602                3
-------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
-------------------------------------------------------------------------------
(COST $427)                                                                 427

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
-------------------------------------------------------------------------------
(COST $53,488)                                                           56,507
   Other Assets less Liabilities - 1.2%                                     676
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $57,183

At September 30, 2005, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Education                                                                   9.1%
Facilities                                                                  5.6
General                                                                     5.3
General Obligation                                                         15.1
Higher Education                                                           13.1
School District                                                            16.6
Special Obligation                                                          5.8
Utilities                                                                   9.3
Water                                                                      12.6
All other sectors less than 5%                                              7.5
-------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                        %
AAA                                                                        79.8%
AA                                                                         14.6
A                                                                           4.9
Cash and Equivalents                                                        0.7
-------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     21     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 97.8%
CALIFORNIA - 96.3%
 Antelope Valley California Union High
   School District Capital Appreciation G.O.
   Revenue Bonds, Series B, Election 2002
   (MBIA Insured),
   0.00%, 8/1/29                                        $3,500           $1,089
 Arcade Water District Revenue COP
   (FGIC Insured), Prerefunded,
   5.00%, 11/1/07                                        1,000            1,061
 California Health Facilities Financing
   Authority Revenue Refunding Bonds,
   Cedars-Sinai Medical Center,
   5.00%, 11/15/13                                       1,000            1,067
 California Infrastructure & Economic
   Development Bank Revenue Bonds,
   Series A, Scripps Research Institute,
   5.75%, 7/1/30                                         1,000            1,060
 California State Economic Recovery G.O.
   Bonds, Series A,
   5.00%, 7/1/16                                         1,500            1,591
   5.00%, 7/1/17                                           250              266
 California State G.O. Refunding Bonds
   (FGIC Insured),
   4.75%, 2/1/19                                         1,000            1,022
 California State Public Works Board Lease
   Revenue Refunding Bonds, Series A,
   Department of Corrections State Prisons
   (AMBAC Insured),
   5.25%, 12/1/13                                        1,350            1,500
 California State Public Works Board Lease
   Revenue Refunding Bonds, Series A,
   Trustees California State University,
   5.25%, 10/1/14                                        3,545            3,751
 California State University Revenue Bonds,
   Series AY, Housing System
   (FGIC Insured), Prerefunded,
   5.88%, 11/1/09                                          500              558
 California Statewide Communities
   Development Authority Revenue Bonds,
   Series B, Kaiser Permanente,
   3.90%, Mandatory Put 7/1/14                           1,500            1,471
 California Statewide Communities
   Development Authority Revenue COP,
   John Muir/Mount Diablo Health System
   (MBIA Insured),
   5.50%, 8/15/12                                        4,030            4,426

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 97.8% - CONTINUED
CALIFORNIA - 96.3% - (CONTINUED)
 California Statewide Communities
   Development Authority Student Housing
   Revenue Bonds, Series A, East Campus
   Apartments LLC (ACA Insured),
   5.00%, 8/1/12                                        $1,775           $1,872
 Contra Costa County Home Mortgage
   Revenue Bonds, GNMA Mortgage
   Backed Securities Program
   (Colld. by GNMA),
   Escrowed to Maturity,
   7.50%, 5/1/14                                         1,000            1,266
 Duarte Redevelopment Agency SFM
   Revenue Refunding Bonds, Series B,
   Mortgage Backed Securities Program
   (Colld. by FNMA), Escrowed to Maturity,
   6.88%, 10/1/11                                          950            1,126
 East Bay Regional Park District G.O.
   Refunding Bonds,
   5.00%, 9/1/17                                           250              262
 Fremont-Newark Community College
   District G.O. Bonds, Series A
   (MBIA Insured),
   5.38%, 8/1/18                                         1,350            1,485
   5.38%, 8/1/19                                           625              688
 Glendale Unified School District G.O. Bonds,
   Series D (MBIA Insured),
   5.38%, 9/1/18                                         1,000            1,097
 Golden State Tobacco Securitization Corp.
   Revenue Bonds, Series A, Enhanced
   Asset Backed (AMBAC Insured),
   5.00%, 6/1/21                                         1,000            1,047
 Golden State Tobacco Securitization Corp.
   Tobacco Settlement Revenue Bonds,
   Series B, Enhanced Asset Backed,
   Escrowed to Maturity,
   2.88%, 6/1/08                                         1,800            1,788
   5.00%, 6/1/10                                         2,000            2,146
 Golden State Tobacco Securitization Corp.
   Tobacco Settlement Revenue Bonds,
   Series B, Enhanced Asset Backed,
   Prerefunded,
   5.38%, 6/1/06                                           750              763
 Imperial Irrigation District COP,
   Electric Systems Project,
   6.50%, 11/1/07                                        2,000            2,138

See Notes to the Financial Statements.


FIXED INCOME FUNDS     22     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 97.8% - CONTINUED
CALIFORNIA - 96.3% - (CONTINUED)
 Los Angeles County Metropolitan
   Transportation Authority Sales Tax
   Revenue Refunding Bonds, Series B,
   Property A-First Tier
   (FSA Insured),
   4.75%, 7/1/15                                        $1,250           $1,300
 Los Angeles County Metropolitan
   Transportation Authority Sales Tax
   Revenue Refunding Bonds, Series B,
   Property A-First Tier
   (FSA Insured), Prerefunded,
   4.75%, 7/1/09                                           850              909
 Los Angeles Unified School District G.O.
   Bonds, Series E, Election of 1997
   (MBIA Insured), Prerefunded,
   5.50%, 7/1/12                                         1,060            1,189
 Los Angeles Wastewater Systems Revenue
   Refunding Bonds, Series D
   (FGIC Insured),
   4.70%, 11/1/19                                        1,000            1,000
 Metropolitan Water District of Southern
   California Waterworks Revenue Bonds,
   Series A, Prerefunded,
   5.50%, 7/1/09                                         1,350            1,479
 Modesto Wastewater Revenue Refunding
   Bonds, Series A (FSA Insured),
   5.25%, 11/1/18                                        2,625            2,890
 Mountain View California Refunding COP,
   Revitalization Authority (MBIA Insured),
   Prerefunded,
   6.00%, 10/1/05                                          850              867
 Oakland Joint Powers Financing Authority
   Lease Revenue Bonds, Oakland
   Administration Buildings
   (AMBAC Insured), Prerefunded,
   5.38%, 8/1/06                                         1,070            1,114
 Ohlone Community College District G.O.
   Bonds, Series B (FSA Insured),
   5.00%, 8/1/20                                         1,000            1,071
 Orange County Water District Refunding
   COP, Series B (MBIA Insured),
   5.38%, 8/15/18                                        1,000            1,089
 Sacramento County Sanitation District
   Financing Authority Revenue Bonds,
   Series A, Partially Prerefunded,
   5.75%, 12/1/18                                        1,250            1,268

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 97.8% - CONTINUED
CALIFORNIA - 96.3% - (CONTINUED)
 Sacramento County Sanitation District
   Financing Authority Revenue Crossover
   Bonds, Series A,
   5.60%, 12/1/16                                       $1,500           $1,521
 San Francisco City & County Airport
   Commission International Airport
   Revenue Refunding Bonds, Second
   Series Issue 20 (MBIA Insured),
   4.75%, 5/1/15                                           500              515
 San Francisco City & County G.O. Bonds,
   Series A, Educational Facilities
   Community College Project,
   5.75%, 6/15/20                                          700              757
 San Gabriel Unified School District G.O.
   Bonds (FSA Insured), Prerefunded,
   5.38%, 8/1/12                                         1,375            1,533
 San Gabriel Unified School District G.O.
   Bonds, Series A (FSA Insured),
   5.38%, 8/1/18                                           180              198
 San Jose Airport Revenue Bonds,
   Series A (FGIC Insured),
   5.25%, 3/1/16                                         1,000            1,081
 San Marcos PFA Capital Appreciation
   Custom Receipts Revenue Bonds,
   Escrowed to Maturity,
   0.00%, 7/1/11                                         1,000              814
 San Mateo County Community College
   District G.O. Bonds, Series A, Election of
   2001 (FGIC Insured),
   5.00%, 9/1/21                                         1,000            1,061
 Santa Rosa Wastewater Revenue
   Refunding Bonds, Series A, Subregional
   Wastewater Project (FGIC Insured),
   4.75%, 9/1/16                                         1,000            1,022
 Southern California Public Power Authority
   Capital Appreciation Subordinate
   Revenue Refunding Bonds, Southtran
   Transmission Project,
   0.00%, 7/1/14                                         1,000              685
 Southern California Public Power Authority
   Power Project Revenue Bonds,
   6.75%, 7/1/12                                         2,100            2,455
 University of California Revenue Bonds,
   Series A, Limited Project (MBIA Insured),
   4.75%, 5/15/26                                        1,150            1,168
 University of California Revenue Bonds,
   Series C (MBIA Insured),
   4.75%, 5/15/31                                        2,000            2,030

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     23     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (continued)


                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 97.8% - CONTINUED
CALIFORNIA - 96.3% - (CONTINUED)
 University of California Revenue Bonds,
   Series F (FSA Insured),
   4.75%, 5/15/25                                         $750             $767
 Washington Township Healthcare District
   Revenue Bonds,
   4.50%, 7/1/07                                         1,005            1,022
   5.00%, 7/1/09                                           250              261
 Wiseburn School District G.O. Refunding
   Bonds, Series A (MBIA Insured),
   5.00%, 8/1/21                                         1,075            1,149
-------------------------------------------------------------------------------
                                                                         66,755
-------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.5%
 Virgin Islands PFA Revenue Bonds,
   Series A, Gross Receipts Tax Lien Note,
   5.63%, 10/1/10                                        1,000            1,047
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------------
(COST $64,533)                                                           67,802

SHORT-TERM  INVESTMENTS - 0.9%
 Irvine Improvement Bond Act 1915 VRDB,
   Assessment District No. 94-13
   (State Street Bank LOC),
   2.77%, 10/3/05                                          100              100
 Los Angeles Department of Water & Power
   Waterworks Revenue VRDB,
   Subseries B-1,
   2.71%, 10/6/05                                          500              500
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------
(COST $600)                                                                 600

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.7%
-------------------------------------------------------------------------------
(COST $65,133)                                                           68,402
   Other Assets less Liabilities - 1.3%                                     929
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $69,331

At September 30, 2005, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Agriculture                                                                 8.4%
Facilities                                                                  6.3
General Obligation                                                          7.7
Higher Education                                                           16.4
Medical                                                                     9.9
Power                                                                       7.7
School District                                                             9.1
Utilities                                                                  11.3
Water                                                                       6.0
All other sectors less than 5%                                             17.2
-------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        66.3%
AA                                                                         14.0
A                                                                          15.2
BBB                                                                         1.5
SP1/MIG1                                                                    2.2
Cash and Equivalents                                                        0.8
-------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS     24     NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
CALIFORNIA TAX-EXEMPT FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7%
CALIFORNIA - 90.2%
 ABAG Finance Authority for Nonprofit
   Corps. COP, Channing House,
   4.65%, 2/15/06                                         $185             $186
 Alameda County Unified School District
   Capital Appreciation G.O. Bonds,
   Series A (FSA Insured),
   0.00%, 8/1/29                                         2,000              625
 Alameda County Water District Revenue
   Refunding Bonds (MBIA Insured),
   4.75%, 6/1/20                                         2,000            2,057
 Anaheim PFA Revenue Bonds, Electric
   System Distributing Facilities
   (MBIA Insured),
   5.00%, 10/1/28                                        2,000            2,095
 Anaheim PFA Tax Allocation Revenue
   Bonds, Series A, Redevelopment Project
   (MBIA Insured),
   5.25%, 2/1/18                                           250              262
 Anaheim Union High School District
   Capital Appreciation G.O. Bonds,
   Election 2002 (MBIA Insured),
   0.00%, 8/1/28                                           575              190
 Aztec Shops Ltd. Auxiliary Organization
   Student Housing Revenue Bonds,
   San Diego State University,
   6.00%, 9/1/31                                         2,000            2,120
 Beverly Hills Unified School District G.O.
   Bonds, Series A, Prerefunded,
   5.38%, 8/1/12                                         1,370            1,527
 California Educational Facilities Authority
   Capital Appreciation Revenue Bonds,
   Loyola Marymount (MBIA Insured),
   Prerefunded,
   0.00%, 10/1/09                                        4,435            1,176
   0.00%, 10/1/09                                        3,435              800
 California Health Facilities Finance
   Authority Revenue Bonds, Series A,
   Cedars-Sinai Medical Center,
   Prerefunded,
   6.13%, 12/1/09                                        3,350            3,770
 California Infrastructure & Economic
   Development Bank Revenue Bonds,
   Series A, Scripps Research Institute,
   5.75%, 7/1/30                                           250              265
 California State Economic Recovery G.O.
   Bonds, Series A,
   5.00%, 7/1/16                                         1,250            1,326

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
CALIFORNIA - 90.2% - (CONTINUED)
 California State G.O. Bonds,
   5.13%, 6/1/24                                        $2,000           $2,077
 California State G.O. Refunding Bonds
   (FGIC Insured),
   4.75%, 2/1/29                                         1,000            1,007
 California State G.O. Refunding Bonds,
   4.38%, 10/1/17                                        1,390            1,400
 California State Public Works Board Lease
   Revenue Bonds, Series A, Department of
   Corrections (AMBAC Insured),
   5.50%, 1/1/14                                         1,300            1,334
 California State Public Works Board Lease
   Revenue Refunding Bonds, Series B,
   Various Community College Project
   (AMBAC Insured),
   5.63%, 3/1/16                                         1,000            1,031
 California State University Foundation
   Revenue Bonds, Series A, Sacramento
   Auxiliary (MBIA Insured), Prerefunded,
   5.50%, 10/1/12                                          500              562
   5.50%, 10/1/12                                          500              562
 California Statewide Communities
   Development Authority Student Housing
   Revenue Bonds, Series A, East Campus
   Apartments LLC (ACA Insured),
   5.63%, 8/1/34                                         1,000            1,047
 Del Mar Race Track Authority Revenue
   Bonds,
   5.00%, 8/15/11                                        1,000            1,060
 Dry Creek Joint Elementary School District
   Capital Appreciation G.O. Bonds,
   Series A (FSA Insured),
   0.00%, 8/1/09                                           400              353
 East Bay Municipal Utilities District Water
   System Revenue Bonds (MBIA Insured),
   5.00%, 6/1/26                                         1,000            1,035
 East Bay Municipal Utilities District Water
   System Revenue Bonds (MBIA Insured),
   Prerefunded,
   4.75%, 6/1/08                                         1,000            1,055
 East Bay Regional Park District G.O.
   Refunding Bonds,
   5.00%, 9/1/17                                         2,250            2,361
 Escondido Union High School District G.O.
   Bonds (MBIA Insured),
   Escrowed to Maturity,
   5.60%, 11/1/09                                          150              157

See Notes to the Financial Statements.


                 NORTHERN FUNDS SEMIANNUAL REPORT     25     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-EXEMPT FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
CALIFORNIA - 90.2% - (CONTINUED)
 Fillmore Unified School District Capital
   Appreciation G.O. Bonds, Series A
   (FGIC Insured),
   0.00%, 7/1/10                                          $515             $437
 Folsom G.O. Bonds, Series D, School
   Facilities Project (FGIC Insured),
   5.70%, 8/1/13                                           200              213
 Fremont-Newark Community College
   District G.O. Bonds, Series A
   (MBIA Insured),
   5.38%, 8/1/19                                           750              825
 Glendale Unified School District G.O.
   Bonds, Series D (MBIA Insured),
   5.38%, 9/1/18                                           665              730
 Golden State Tobacco Securitization Corp.
   Revenue Bonds, Series B, Enhanced
   Asset Backed, Prerefunded,
   5.38%, 6/1/10                                         2,220            2,423
   5.63%, 6/1/13                                         2,000            2,252
 Imperial Irrigation District COP,
   Electric Systems Project,
   6.50%, 11/1/07                                        1,600            1,710
 Imperial Irrigation District Refunding COP,
   Electric Systems Project (MBIA Insured),
   5.20%, 11/1/09                                          200              215
 Lemoore Union High School District G.O.
   Bonds (AMBAC Insured),
   6.00%, 1/1/12                                           200              229
 Los Angeles County Metropolitan
   Transportation Authority Sales TRB,
   Series B, Property A-First Tier
   (FSA Insured),
   4.75%, 7/1/15                                         1,750            1,820
 Los Angeles County Metropolitan
   Transportation Authority Sales TRB,
   Series B, Property A-First Tier
   (FSA Insured), Prerefunded,
   4.75%, 7/1/09                                         1,150            1,229
 Los Angeles Harbor Department Revenue
   Bonds, Escrowed to Maturity,
   7.60%, 10/1/18                                           35               44
 Modesto Irrigation District Refunding COP,
   Series B, Capital Improvements Projects,
   5.30%, 7/1/22                                         1,720            1,721

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
CALIFORNIA - 90.2% - (CONTINUED)
 Monrovia Unified School District Capital
   Appreciation G.O. Bonds, Series A
   (MBIA Insured),
   0.00%, 8/1/10                                          $720             $609
 New Haven Unified School District G.O.
   Refunding Bonds (FSA Insured),
   5.75%, 8/1/20                                           320              358
 Oakland G.O. Bonds, Measure I
   (FGIC Insured), Prerefunded,
   5.60%, 12/15/06                                         200              210
 Perris Unified High School District Capital
   Appreciation G.O. Bonds, Series B
   (FGIC Insured),
   0.00%, 9/1/26                                         1,000              363
 Placentia-Yorba Linda Unified School
   District G.O. Bonds, Series A
   (FGIC Insured),
   5.38%, 8/1/21                                         1,000            1,090
 Rio Hondo Community College District G.O.
   Bonds, Series A, School Facilities
   Construction & Improvement
   (MBIA Insured),
   5.25%, 6/1/29                                         2,000            2,151
 Sacramento City Financing Authority
   Revenue Bonds, Series A, Capital
   Improvement (AMBAC Insured),
   Prerefunded,
   5.00%, 6/1/11                                         1,720            1,871
 Sacramento County Sanitation District
   Financing Authority Revenue Bonds,
   Series A, Partially Prerefunded,
   6.00%, 12/1/20                                        2,500            2,537
 Sacramento County Sanitation District
   Financing Authority Revenue Crossover
   Bonds, Series A,
   5.60%, 12/1/16                                          500              507
 San Francisco City & County Airport
   Commission International Airport
   Revenue Refunding Bonds, Second
   Series Issue 20 (MBIA Insured),
   4.75%, 5/1/15                                         1,000            1,031
 San Francisco City & County G.O. Bonds,
   Series A, Educational Facilities
   Community College Project,
   5.75%, 6/15/20                                        1,200            1,298

See Notes to the Financial Statements.


FIXED INCOME FUNDS     26     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
CALIFORNIA - 90.2% - (CONTINUED)
 San Francisco State Building Authority
   Lease Revenue Refunding Bonds,
   Series A, Department of General
   Services,
   5.00%, 10/1/13                                       $4,250           $4,579
 San Gabriel Unified School District G.O.
   Bonds, Series A (FSA Insured),
   5.38%, 8/1/19                                           200              220
   5.38%, 8/1/20                                           225              245
 San Gabriel Unified School District G.O.
   Bonds, Series A (FSA Insured),
   Prerefunded,
   5.38%, 8/1/12                                         1,550            1,728
   5.38%, 8/1/12                                         1,730            1,928
 San Jose Airport Revenue Bonds,
   Series A (FGIC Insured),
   5.25%, 3/1/16                                           440              475
 San Jose G.O. Bonds, Libraries & Public
   Safety Project,
   4.25%, 9/1/23                                         1,270            1,248
 San Jose Unified School District Santa
   Clara County G.O. Bonds, Series A
   (FSA Insured),
   5.38%, 8/1/19                                           500              550
 San Mateo County Transit District Revenue
   Bonds, Series A (MBIA Insured),
   4.50%, 6/1/17                                         1,225            1,251
 Santa Margarita-Dana Point Authority
   Revenue Bonds, Series B, California
   Improvements Districts 3, 3a, 4, & 4a
   (MBIA Insured),
   7.25%, 8/1/09                                         1,150            1,317
 Santa Rosa Wastewater Revenue
   Refunding Bonds, Series A
   (FGIC Insured),
   5.25%, 9/1/16                                            35               39
 Santa Rosa Wastewater Revenue
   Refunding Bonds, Series A, Subregional
   Wastewater Project (FGIC Insured),
   4.75%, 9/1/16                                           200              204
 South Placer Wastewater Authority
   Revenue Bonds, Series A (FGIC Insured),
   Prerefunded,
   5.00%, 11/1/10                                        2,410            2,634

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
CALIFORNIA - 90.2% - (CONTINUED)
 Torrance Hospital Revenue Bonds,
   Series A, Torrance Memorial
   Medical Center,
   6.00%, 6/1/22                                          $500             $552
 University of California Revenue Bonds,
   Series C (MBIA Insured),
   4.75%, 5/15/31                                        1,000            1,015
 University of California Revenue Bonds,
   Series F (FSA Insured),
   4.75%, 5/15/25                                          750              767
 University of California Revenue Bonds,
   Series Q, Multiple Purpose Projects
   (FSA Insured),
   5.00%, 9/1/31                                         2,000            2,082
 Vista Unified School District G.O. Bonds,
   Series A (FSA Insured),
   5.38%, 8/1/16                                           100              110
   5.38%, 8/1/17                                           190              209
 Vista Unified School District G.O. Bonds,
   Series A (FSA Insured), Prerefunded,
   5.38%, 8/1/12                                           400              446
 Walnut Valley Unified School District G.O.
   Refunding Bonds, Series A
   (MBIA Insured),
   7.20%, 2/1/16                                         1,000            1,225
 Washington Township Healthcare District
   Revenue Bonds,
   5.00%, 7/1/09                                           405              423
   5.00%, 7/1/11                                           500              522
   5.00%, 7/1/12                                         1,270            1,319
-------------------------------------------------------------------------------
                                                                         82,401
-------------------------------------------------------------------------------
PUERTO RICO - 6.8%
 Puerto Rico Commonwealth Highway &
   Transportation Authority Revenue Bonds,
   Series B (MBIA Insured), Prerefunded,
   5.75%, 7/1/10                                         1,600            1,790
 Puerto Rico Commonwealth Infrastructure
   Financing Authority Special Obligation
   Bonds, Series A, Escrowed to Maturity,
   5.50%, 10/1/40                                        4,000            4,373
-------------------------------------------------------------------------------
                                                                          6,163
-------------------------------------------------------------------------------

See Notes to the Financial Statements.


                 NORTHERN FUNDS SEMIANNUAL REPORT     27     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
CALIFORNIA TAX-EXEMPT FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 98.7% - CONTINUED
VIRGIN ISLANDS - 1.7%
 Virgin Islands PFA Revenue Bonds,
   Series A, Gross Receipts Tax Lien Note,
   5.63%, 10/1/10                                       $1,500           $1,570
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------------
(COST $83,335)                                                           90,134
-------------------------------------------------------------------------------
Total Investments - 98.7%
-------------------------------------------------------------------------------
(COST $83,335)                                                           90,134
   Other Assets less Liabilities - 1.3%                                   1,187
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $91,321

At September 30, 2005, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Agriculture                                                                 5.2%
Facilities                                                                  6.6
General                                                                     6.7
General Obligation                                                         11.8
Higher Education                                                           12.4
Medical                                                                     7.3
Power                                                                       6.4
School District                                                            14.8
Transportation                                                              6.8
Utilities                                                                   6.6
All other sectors less than 5%                                             15.4
-------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        61.0%
AA                                                                         14.2
A                                                                          19.3
BBB                                                                         5.5
-------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.


FIXED INCOME FUNDS     28     NORTHERN FUNDS SEMIANNUAL REPORT

                                                             FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
FIXED INCOME FUND

                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                                 (000S)             (000S)
ASSET-BACKED SECURITIES - 16.7%
AUTOMOBILE - 4.8%
 BMW Vehicle Owner Trust,
   Series 2003-A, Class A4,
   2.53%, 2/25/08                               $1,800               $1,782
 Carmax Auto Owner Trust,
   Series 2005-2, Class A3,
   4.21%, 1/15/10                                5,715                5,676
 Chase Manhattan Auto Owner Trust,
   Series 2005-A, Class A3,
   3.87%, 6/15/09                                3,715                3,674
 Harley-Davidson Motorcycle Trust,
   Series 2003-2, Class A2,
   2.07%, 2/15/11                                3,670                3,571
 Honda Auto Receivables Owner Trust,
   Series 2004-2, Class A3,
   3.30%, 6/16/08                                3,085                3,052
 Honda Auto Receivables Owner Trust,
   Series 2005-3, Class A3,
   3.87%, 4/20/09                                3,960                3,915
 Navistar Financial Corp. Owner Trust,
   Series 2004-B, Class A3,
   3.13%, 5/15/09                                3,235                3,165
 Nissan Auto Receivables Owner Trust,
   Series 2004-A, Class A3,
   2.01%, 11/15/07                               2,892                2,858
 Triad Auto Receivables Owner Trust,
   Series 2003-B, Class A3,
   2.48%, 3/12/08                                1,297                1,289
 WFS Financial Owner Trust,
   Series 2004-2, Class A4,
   3.54%, 11/21/11                               3,425                3,373
 WFS Financial Owner Trust,
   Series 2005-3, Class A3A,
   4.25%, 6/17/10                                5,030                4,999
----------------------------------------------------------------------------
                                                                     37,354
----------------------------------------------------------------------------
COMMERCIAL MORTGAGE SERVICES - 9.6%
 Banc of America Commercial Mortgage,
   Inc., Series 2004-5, Class A2,
   4.18%, 11/10/41                               4,810                4,701
 Banc of America Commercial Mortgage,
   Inc., Series 2004-6, Class A5,
   4.81%, 12/10/42                               4,405                4,339
 Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR9,
   Class A2,
   4.74%, 9/11/42                                5,465                5,429

                                                PRINCIPAL
                                                 AMOUNT              VALUE
                                                  (000S)            (000S)
ASSET-BACKED SECURITIES - 16.7% - CONTINUED
COMMERCIAL MORTGAGE SERVICES - 9.6%  - (CONTINUED)
 Chase Manhattan Bank-First Union
   National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31                               $5,025              $5,454
 Citigroup Commercial Mortgage Trust,
   Series 2004-C1, Class A4,
   5.29%, 4/15/40                                3,935               4,046
 Commercial Mortgage Acceptance Corp.,
   Series 1998-C2, Class A3,
   6.04%, 9/15/30                                5,319               5,489
 Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-CKN2,
   Class A3,
   6.13%, 4/15/37                                2,375               2,523
 DLJ Commercial Mortgage Corp.,
   Series 1998-CF2, Class A1B,
   6.24%, 11/12/31                               2,220               2,311
 DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1B,
   6.46%, 3/10/32                                2,915               3,060
 GMAC Commercial Mortgage Securities,
   Inc., Series 2002-C3, Class A2,
   4.93%, 7/10/39                                2,555               2,555
 Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42                                2,155               2,113
 JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2004-C2,
   Class A3,
   5.21%, 5/15/41                                3,735               3,802
 JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP1,
   Class A2,
   4.63%, 3/15/46                                3,785               3,756
 LB Commercial Conduit Mortgage Trust,
   Series 1998-C1, Class A3,
   6.48%, 2/18/30                                4,173               4,288
 Merrill Lynch Mortgage Trust,
   Series 2004-BPC1, Class A2,
   4.07%, 10/12/41                               4,955               4,821
 Morgan Stanley Capital I,
   Series 2005-IQ9,
   Class A5,
   4.70%, 7/15/56                                6,025               5,902
 Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP1, Class A4,
   6.66%, 2/15/33                                3,300               3,554

See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   29  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                   (000S)           (000S)
ASSET-BACKED SECURITIES - 16.7% - CONTINUED
COMMERCIAL MORTGAGE SERVICES - 9.6% - (CONTINUED)
 Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP3, Class A4,
   6.39%, 7/15/33                                 $2,300            $2,463
 Wachovia Bank Commercial Mortgage
   Trust, Series 2003-C6, Class A4,
   5.13%, 8/15/35                                  4,360             4,399
---------------------------------------------------------------------------
                                                                    75,005
---------------------------------------------------------------------------
CREDIT CARD - 1.1%
 Bank One Issuance Trust,
   Series 2003-A9, Class 9,
   3.86%, 6/15/11                                  3,725             3,653
 Citibank Credit Card Issuance Trust,
   Series 2003-A3, Class A3,
   3.10%, 3/10/10                                  3,300             3,190
 Citibank Credit Card Issuance Trust,
   Series 2003-A8, Class A8,
   3.50%, 8/16/10                                  2,020             1,962
--------------------------------------------------------------------------
                                                                     8,805
--------------------------------------------------------------------------
HOME EQUITY - 0.4%
 Advanta Mortgage Loan Trust,
   Series 2000-1, Class A4,
   8.61%, 3/25/28                                    117               118
 GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A2,
   3.69%, 9/25/34                                  2,400             2,377
 Residential Asset Securities Corp.,
   Series 2003-KS10, Class AI2
   2.71%, 5/25/26                                    632               630
--------------------------------------------------------------------------
                                                                     3,125
--------------------------------------------------------------------------
OTHER - 0.3%
 Chase Funding Mortgage Loan Asset-
   Backed Certificates, Series 2003-4,
   Class 1A3,
   2.73%, 9/25/24                                    306               303
 Residential Asset Mortgage Products,
   Inc., Series 2003-RS10, Class AI3,
   3.58%, 3/25/28                                  2,040             2,032
--------------------------------------------------------------------------
                                                                     2,335
--------------------------------------------------------------------------
WHOLE LOAN - 0.5%
 PNC Mortgage Securities Corp.,
   Collateral Strip Rate, Series 1996-PR1,
   Class A, (1)
   0.00%, 4/28/27                                      9                 9

                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                                  (000S)            (000S)
ASSET-BACKED SECURITIES - 16.7% - CONTINUED
WHOLE LOAN - 0.5% - (CONTINUED)
 Washington Mutual, Inc.,
   Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                $3,715              $3,643
---------------------------------------------------------------------------
                                                                      3,652
---------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
---------------------------------------------------------------------------
(COST $132,596)                                                     130,276

CORPORATE BONDS - 31.0%
AGRICULTURE - 0.2%
 Bunge Ltd. Finance Corp.,
   5.88%, 5/15/13                                 1,355               1,414
---------------------------------------------------------------------------
AUTO MANUFACTURERS - 1.5%
 DaimlerChrysler N.A. Holding Corp.,
   4.05%, 6/4/08                                  7,545               7,368
   6.50%, 11/15/13                                3,900               4,124
---------------------------------------------------------------------------
                                                                     11,492
---------------------------------------------------------------------------
BANKS - 0.5%
 RBS Capital Trust III,
   5.51%, 9/29/49                                 3,590               3,652
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.0%
 United Rentals North America, Inc.,
   7.75%, 11/15/13                                    1                   1
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 20.0%
 American General Finance Corp.,
   4.00%, 3/15/11                                 3,900               3,703
 Capital One Bank,
   4.88%, 5/15/08                                 4,820               4,824
 Dow Jones CDX HY, Series 4-T1, (2)
   8.25%, 6/29/10                                29,750              29,564
 Dow Jones CDX HY, Series 4-T2, (1) (2)
   6.75%, 6/29/10                                 3,350               3,294
 General Electric Capital Corp.,
   3.97%, 6/15/09                                 8,775               8,784
 General Motors Acceptance Corp.,
   4.51%, 1/16/07                                 8,320               8,177
 Goldman Sachs Group, Inc.,
   6.88%, 1/15/11                                 7,465               8,125


See Notes to the Financial Statements.

FIXED INCOME FUNDS   30   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                  (000S)           (000S)
CORPORATE BONDS - 31.0% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 20.0% - (CONTINUED)
 HSBC Finance Corp.,
   4.00%, 9/15/08                                $7,110            $7,110
   6.38%, 11/27/12                                1,155             1,241
   4.75%, 7/15/13                                 2,735             2,669
 International Lease Finance Corp.,
   2.95%, 5/23/06                                   750               743
   3.75%, 8/1/07                                    565               556
   5.00%, 9/15/12                                 5,475             5,403
 John Deere Capital Corp.,
   4.50%, 8/25/08                                 2,085             2,077
 JPMorgan Chase & Co.,
   7.13%, 2/1/07                                    250               258
   3.71%, 10/2/09                                13,700            13,745
   5.15%, 10/1/15 (3)                             5,505             5,471
 Lehman Brothers Holdings, Inc.,
   4.50%, 7/26/10                                 2,640             2,604
 Morgan Stanley,
   4.75%, 4/1/14                                  1,935             1,867
 Nelnet, Inc.,
   5.13%, 6/1/10                                  4,155             4,088
 Power Receivable Finance LLC, (1) (2)
   6.29%, 1/1/12                                  1,593             1,630
 SLM Corp.,
   3.81%, 7/27/09                                 7,090             7,084
 TRAINS, (2)
   7.65%, 6/15/15                                33,134            33,755
--------------------------------------------------------------------------
                                                                  156,772
--------------------------------------------------------------------------
ELECTRIC - 1.4%
 Appalachian Power Co.,
   3.60%, 5/15/08                                   580               564
 Columbus Southern Power Co.,
   5.50%, 3/1/13                                    860               883
 Duke Energy Corp.,
   3.75%, 3/5/08                                    700               686
 Exelon Corp.,
   4.90%, 6/15/15                                 5,250             4,971
 Power Contract Financing LLC, (1) (2)
   5.20%, 2/1/06                                    206               207
 TXU Energy Co. LLC,
   7.00%, 3/15/13                                 3,435             3,729
-------------------------------------------------------------------------
                                                                   11,040
-------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                  (000S)           (000S)
CORPORATE BONDS - 31.0% - CONTINUED
FOOD - 0.0%
 Dole Food Co., Inc.,
   8.88%, 3/15/11                                   $82               $85
-------------------------------------------------------------------------
HOME BUILDERS - 0.3%
 KB Home,
   5.75%, 2/1/14                                  2,040             1,933
-------------------------------------------------------------------------
LODGING - 0.0%
 Hammons (John Q.) Hotels, Inc.,
   8.88%, 5/15/12                                     1                 1
-------------------------------------------------------------------------
MEDIA - 1.7%
 AOL Time Warner, Inc.,
   6.75%, 4/15/11                                 5,220             5,606
 Comcast Corp.,
   4.95%, 6/15/16                                 5,695             5,454
 Time Warner Entertainment Co.,
   8.38%, 3/15/23                                 1,635             1,983
-------------------------------------------------------------------------
                                                                   13,043
-------------------------------------------------------------------------
OIL & GAS - 2.2%
 Devon Energy Corp.,
   7.95%, 4/15/32                                 1,220             1,555
 Devon Financing Corp. ULC,
   6.88%, 9/30/11                                   840               923
 Marathon Oil Corp.,
   6.80%, 3/15/32                                 3,530             4,052
 Pemex Project Funding Master Trust,
   7.38%, 12/15/14                                2,370             2,631
 Premcor Refining Group (The), Inc.,
   9.50%, 2/1/13                                  1,180             1,330
   6.75%, 5/1/14                                  2,615             2,785
 XTO Energy, Inc.,
   5.30%, 6/30/15                                 3,765             3,764
-------------------------------------------------------------------------
                                                                   17,040
-------------------------------------------------------------------------
REAL ESTATE - 0.5%
 EOP Operating LP,
   7.00%, 7/15/11                                 3,600             3,928
-------------------------------------------------------------------------
RETAIL - 1.2%
 Wal-Mart Stores, Inc.,
   5.25%, 9/1/35                                  9,975             9,653
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
 Cingular Wireless Services, Inc.,
   7.88%, 3/1/11                                    545               620
   8.75%, 3/1/31                                    875             1,181


See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   31  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FIXED INCOME FUND (continued)

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                   (000S)         (000S)
CORPORATE BONDS - 31.0% - CONTINUED
TELECOMMUNICATIONS - 1.5% - (CONTINUED)
 Sprint Capital Corp.,
   7.63%, 1/30/11                                  $900           $1,007
   6.88%, 11/15/28                                4,690            5,181
 Verizon New Jersey, Inc.,
   5.88%, 1/17/12                                 2,115            2,185
 Verizon of New England, Inc.,
   6.50%, 9/15/11                                 1,600            1,703
-------------------------------------------------------------------------
                                                                  11,877
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
-------------------------------------------------------------------------
(COST $243,821)                                                  241,931

FOREIGN ISSUER BONDS - 4.3%
BANKS - 1.3%
 Resona Bank Ltd., (2)
   5.85%, 9/29/49                                 5,950            5,873
 Sumitomo Mitsui Banking Corp., (2)
   5.63%, 7/29/49                                 4,725            4,702
------------------------------------------------------------------------
                                                                  10,575
-------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.0%
 Tembec Industries, Inc.,
   8.50%, 2/1/11                                     1                1
-------------------------------------------------------------------------
OIL & GAS - 0.6%
 Anadarko Finance Co.,
   6.75%, 5/1/11                                  3,500            3,803
   7.50%, 5/1/31                                    900            1,106
------------------------------------------------------------------------
                                                                   4,909
------------------------------------------------------------------------
SEMICONDUCTORS - 0.5%
 Chartered Semiconductor Manufacturing
   Ltd.,
   5.75%, 8/3/10                                  3,925            3,880
-------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.9%
 America Movil S.A. de CV,
   6.38%, 3/1/35                                  2,000            1,939
 Royal KPN N.V.,
   8.00%, 10/1/10                                 1,450            1,645
 Telecom Italia Capital S.A.,
   5.25%, 10/1/15                                 6,250            6,142

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                   (000S)           (000S)
FOREIGN ISSUER BONDS - 4.3% - CONTINUED
TELECOMMUNICATIONS - 1.9% - (CONTINUED)
 Telefonos de Mexico S.A. de CV,
   4.50%, 11/19/08                                 $900              $888
   4.75%, 1/27/10                                 3,985             3,937
-------------------------------------------------------------------------
                                                                   14,551
-------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
-------------------------------------------------------------------------
(COST $34,202)                                                     33,916

U.S. GOVERNMENT AGENCIES - 37.5% (4)
FANNIE MAE - 33.3%
   3.00%, 3/2/07                                  2,610             2,560
   4.50%, 8/15/08                                 8,405             8,364
   6.25%, 5/15/29                                   860             1,011
   6.63%, 11/15/30                                1,311             1,618
 Pool #255452,
   5.50%, 10/1/19                                 9,826             9,972
 Pool #255698,
   5.50%, 4/1/20                                    461               468
 Pool #535714,
   7.50%, 1/1/31                                    333               353
 Pool #535982,
   7.50%, 5/1/31                                    833               882
 Pool #545003,
   8.00%, 5/1/31                                     26                28
 Pool #545437,
   7.00%, 2/1/32                                    769               805
 Pool #545556,
   7.00%, 4/1/32                                    514               538
 Pool #545757,
   7.00%, 6/1/32                                  3,481             3,645
 Pool #555189,
   7.00%, 12/1/32                                 2,609             2,731
 Pool #581806,
   7.00%, 7/1/31                                  1,134             1,188
 Pool #725424,
   5.50%, 4/1/34                                 36,641            36,658
 Pool #725773,
   5.50%, 9/1/34                                 37,564            37,566
 Pool #725787,
   5.00%, 9/1/19                                 23,104            23,051
 Pool #733868,
   6.00%, 12/1/32                                 5,689             5,788


See Notes to the Financial Statements.

FIXED INCOME FUNDS   32   NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2005 (UNAUDITED)

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                   (000S)           (000S)
U.S. GOVERNMENT AGENCIES - 37.5% (4) - CONTINUED
FANNIE MAE - 33.3% - (CONTINUED)
 Pool #739433,
   5.00%, 10/1/18                                  $697               $695
 Pool #794575,
   6.00%, 10/1/34                                   900                915
 Pool #796371,
   5.00%, 10/1/19                                   328                328
 Pool #796457,
   6.00%, 9/1/34                                 19,390             19,718
 Pool #797773,
   5.00%, 3/1/20                                  2,514              2,509
 Pool #813882,
   4.50%, 6/1/20                                 28,094             27,520
 Pool #814661,
   6.50%, 12/1/31                                 2,077              2,141
 Pool #814782,
   7.00%, 4/1/35                                    135                142
 Pool #816400,
   4.50%, 7/1/20                                    575                564
 Pool #832443,
   5.00%, 9/1/35                                 30,788             30,145
 Pool #832792,
   5.50%, 9/1/35                                    625                625
 Pool #838467,
   5.00%, 9/1/35                                  1,580              1,547
 Pool TBA, (3)
   4.50%, 10/20/18                                1,970              1,929
   5.50%, 10/15/35                               11,705             11,698
   5.00%, 12/31/49                               22,860             22,374
--------------------------------------------------------------------------
                                                                   260,076
--------------------------------------------------------------------------
FREDDIE MAC - 1.5%
   2.88%, 12/15/06                                  380                373
   4.30%, 5/5/08                                  5,985              5,947
   4.13%, 7/12/10                                 3,422              3,366
   4.75%, 12/8/10                                 2,355              2,354
--------------------------------------------------------------------------
                                                                    12,040
--------------------------------------------------------------------------
FREDDIE MAC GOLD - 1.5%
 Pool #C00910,
   7.50%, 1/1/30                                  1,202              1,275
 Pool #C70139,
   6.50%, 8/1/32                                    897                924
 Pool #G01781,
   6.50%, 12/1/34                                 3,712              3,817

                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                    (000S)         (000S)
U.S. GOVERNMENT AGENCIES - 37.5% (4) - CONTINUED
FREDDIE MAC GOLD - 1.5% - (CONTINUED)
 Pool #G01824,
   6.50%, 5/1/35                                 $5,163             $5,309
--------------------------------------------------------------------------
                                                                    11,325
--------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
 Pool #595091,
   6.00%, 10/15/32                                3,178              3,255
 Pool #627123,
   5.50%, 3/15/34                                 5,814              5,871
--------------------------------------------------------------------------
                                                                     9,126
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------
(COST $295,109)                                                    292,567


U.S. GOVERNMENT OBLIGATIONS - 8.5%
U.S. TREASURY BONDS - 5.6%
   7.88%, 2/15/21                                    60                82
   6.25%, 8/15/23                                 1,505             1,800
   6.75%, 8/15/26                                27,010            34,618
   5.50%, 8/15/28                                 6,700             7,528
--------------------------------------------------------------------------
                                                                   44,028
--------------------------------------------------------------------------
U.S. TREASURY NOTES - 2.9%
   4.25%, 8/15/15                                22,500            22,359
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------
(COST $66,069)                                                      66,387

                                                  NUMBER            VALUE
                                                 OF SHARES          (000S)
WARRANT - 0.0%
 Leap Wireless International,
   Exp. 4/15/10 (2) *                              500                  -
-------------------------------------------------------------------------
TOTAL WARRANT
-------------------------------------------------------------------------
(COST $5)                                                               -


See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   33  FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2005 (UNAUDITED)
FIXED INCOME FUND (continued)

                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    (000S)         (000S)
SHORT-TERM  INVESTMENT - 10.0%
 Societe Generale, Grand Cayman,
   Eurodollar Time Deposit,
   3.94%, 10/3/05                                 $78,292          $78,292
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------
(COST $78,292)                                                      78,292

--------------------------------------------------------------------------
TOTAL INVESTMENTS - 108.0%
--------------------------------------------------------------------------
(COST $850,094)                                                    843,369
  Liabilities less Other Assets - (8.0)%                           (62,421)
--------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $780,948

(1) Restricted security has been deemed illiquid. At September 30, 2005, the value of these restricted illiquid securities amounted to approximately $5,140,000 or 0.7% of net assets. Additional information on each holding is as follows:

                                                                  ACQUISITION
                                              ACQUISITION            COST
SECURITY                                          DATE              (000S)
Dow Jones CDX HY, Series 4-T2,
6.75, 6/29/10                                     4/05             $3,270
Power Contract Financing LLC,
5.20%, 2/1/06                                     6/03                206
Power Receivable Finance  LLC,
6.29%, 1/1/12                                     9/03              1,592
PNC Mortgage Securities Corp.,
0.00%, 4/28/27                                   11/01                  9
-----------------------------------------------------------------------------

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3)   When-Issued Security

(4) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

*     Non-Income Producing Security


At September 30, 2005, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:


QUALITY DISTRIBUTION *                                                   %
AAA                                                                     65.4%
AA                                                                       4.9
A                                                                        9.8
BBB                                                                      9.9
BB                                                                       1.7
B or Lower                                                               8.3
--------------------------------------------------------------------------------
Total                                                                  100.0%

*     Standard & Poor's Rating Services


See Notes to the Financial Statements.

FIXED INCOME FUNDS   34   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 74.4%
FLORIDA - 69.2%
 Broward County Airport System Revenue
   Bonds, Series L (AMBAC Insured),
   5.00%, 10/1/13                                       $1,805           $1,957
 Capital Projects Finance Authority
   Student Housing Revenue Bonds,
   Series F-1, Capital Projects Loan
   Program (MBIA Insured),
   4.50%, 10/1/06                                          575              581
 Collier County Revenue Bonds, Capital
   Improvement Refunding (MBIA Insured),
   5.00%, 10/1/13                                        1,460            1,593
 Crossings at Fleming Island Community
   Development District Special
   Assessment Revenue Refunding Bonds,
   Series C,
   7.05%, 5/1/15                                           300              319
 Dade County G.O. Unlimited Refunding
   Bonds (MBIA Insured),
   6.50%, 10/1/10                                          400              457
 Florida State Board of Education G.O.
   Bonds, Series C, Capital Outlay
   (FGIC Insured), Prerefunded,
   5.75%, 6/1/10                                         2,000            2,230
 Florida State Board of Public Education G.O.
   Bonds, Series A, Capital Outlay,
   5.25%, 6/1/17                                         1,100            1,188
 Florida State Department Environmental
   Protection Preservation Revenue Bonds,
   Series B (FGIC Insured),
   5.25%, 7/1/16                                         2,380            2,605
 Gainesville Utility Systems Revenue Bonds,
   Series A,
   5.25%, 10/1/15                                        1,065            1,171
   5.25%, 10/1/16                                        1,120            1,231
 Hillsborough County School Board
   Sales TRB (AMBAC Insured),
   5.00%, 10/1/13                                        1,000            1,091
 Jacksonville Excise Taxes Revenue
   Refunding Bonds, Series C (AMT)
   (MBIA Insured),
   5.25%, 10/1/16                                        1,300            1,409
 Jacksonville Sales TRB, River City
   Renaissance Project (FGIC Insured),
   Prerefunded,
   5.65%, 10/1/05                                        1,000            1,010

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 74.4% - CONTINUED
FLORIDA - 69.2% - (CONTINUED)
 JEA St. Johns River Revenue Refunding
   Bonds,
   5.25%, 10/1/13                                       $2,000           $2,168
 Lee County Transportation Revenue
   Refunding Bonds, Series A
   (AMBAC Insured),
   5.50%, 10/1/14                                          900              992
 Marco Island Utility System Revenue
   Bonds (MBIA Insured),
   5.25%, 10/1/15                                        2,520            2,768
 Miami-Dade County Aviation Revenue
   Refunding Bonds, Series D (AMT)
   (MBIA Insured),
   5.25%, 10/1/18                                        1,645            1,756
 Miami-Dade County Expressway Authority
   Toll System Revenue Bonds, Series B
   (FGIC Insured),
   5.25%, 7/1/25                                         2,525            2,727
 Miami-Dade County School District G.O.
   Refunding Bonds (FSA Insured),
   5.38%, 8/1/14                                         1,000            1,122
 Miami-Dade County Water & Sewer
   Revenue Refunding Bonds
   (MBIA Insured),
   5.00%, 10/1/10                                        1,000            1,077
 Orlando Utilities Commission Water &
   Electricity Revenue Refunding Bonds,
   5.75%, 10/1/05                                          100              100
 Osceola County Infrastructure Sales
   Surtax Revenue Bonds
   (AMBAC Insured),
   5.38%, 10/1/21                                        1,000            1,092
 Palm Beach County G.O. Unlimited
   Refunding Bonds, Series B,
   6.50%, 7/1/10                                           250              285
 Palm Beach County School Board
   Refunding COP, Series E
   (AMBAC Insured),
   5.25%, 8/1/11                                         1,000            1,092
 Palm Coast Utility System Revenue
   Bonds (MBIA Insured),
   5.25%, 10/1/21                                        1,000            1,094
 Polk County Utility System Revenue
   Refunding Bonds, Series B
   (FGIC Insured),
   5.00%, 10/1/14                                        1,500            1,642

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     35     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
FLORIDA INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
MUNICIPAL BONDS - 74.4% - CONTINUED
FLORIDA - 69.2% - (CONTINUED)
 South Florida Water Management
   District Special Obligation Limited
   Acquisition Revenue Refunding
   Bonds (AMBAC Insured),
   5.25%, 10/1/13                                       $1,250           $1,384
-------------------------------------------------------------------------------
                                                                         36,141
-------------------------------------------------------------------------------
PUERTO RICO - 2.1%
 Puerto Rico Municipal Financing
   Agency G.O. Unlimited Bonds,
   Series A (FSA Insured),
   6.00%, 8/1/15                                         1,000            1,108
-------------------------------------------------------------------------------
TEXAS - 1.1%
 Panhandle Regional Housing Finance Corp.
   Multifamily Housing Revenue Bonds,
   Series A (Colld. by GNMA),
   6.50%, 7/20/21                                          500              545
-------------------------------------------------------------------------------
VIRGIN ISLANDS - 2.0%
 Virgin Islands PFA Revenue Bonds,
   Series A, Gross Receipts
   Tax Lien Notes,
   5.63%, 10/1/10                                        1,000            1,047
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
-------------------------------------------------------------------------------
(COST $38,312)                                                           38,841

                                                       NUMBER           VALUE
                                                     OF SHARES          (000S)
INVESTMENT COMPANIES - 4.9%
 AIM Tax Exempt Cash Fund                            2,454,770            2,455
 Dreyfus Florida Municipal Money
   Market Fund                                         116,006              116
-------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
-------------------------------------------------------------------------------
(COST $2,571)                                                             2,571

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
SHORT-TERM INVESTMENTS - 19.1%
 Alachua County Health Facilities Authority
   VRDB, Series A, Shands Teaching
   Hospital (SunTrust Bank LOC),
   2.82%, 10/3/05                                       $2,000            2,000
 Alachua County Health Facilities Authority
   Continuing Care VRDB, Series A, Oak
   Hammock University of Florida Project
   (BNP Paribas LOC),
   2.80%, 10/3/05                                          900              900

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
SHORT-TERM INVESTMENTS - 19.1% - CONTINUED
 Brevard County Health Facilities Authority
   Revenue Refunding VRDB, Health First,
   Inc. Project (SunTrust LOC),
   2.82%, 10/3/05                                       $2,500           $2,500
 Broward County Educational Facilities
   Authority Revenue Bonds, Series C, Nova
   Southeastern (Bank of America LOC),
   2.82%, 10/3/05                                        2,500            2,500
 Florida Housing Finance Corp. Multifamily
   Revenue Refunding VRDB, Series 1,
   Lighthouse Bay Apartments
   (Freddie Mac Insured),
   2.75%, 10/6/05                                        2,050            2,050
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------
(COST $9,950)                                                             9,950

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.4%
-------------------------------------------------------------------------------
(COST $50,833)                                                           51,362
   Other Assets less Liabilities - 1.6%                                     844
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $52,206

At September 30, 2005, the industry sectors for the Florida Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Airport                                                                     7.2%
Education                                                                   9.1
General                                                                    19.2
Medical                                                                    10.5
Multifamily Housing                                                         5.1
Other                                                                       5.0
School District                                                             8.8
Transportation                                                              7.3
Utilities                                                                  17.7
All other sectors less than 5%                                             10.1
-------------------------------------------------------------------------------
Total                                                                     100.0%

See Notes to the Financial Statements.


FIXED INCOME FUNDS     36     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

At September 30, 2005, the credit quality distribution for the Florida Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        68.5%
AA                                                                          4.4
BBB                                                                         2.0
Not Rated                                                                   0.6
Cash and Equivalents                                                       24.5
-------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     37     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
GLOBAL FIXED INCOME FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                     (000S)(1)          (000S)
DEBT OBLIGATIONS - 97.9%
BRITISH POUND STERLING - 11.9%
 Treasury of Great Britain,
   7.50%, 12/7/06                                          300             $549
   7.25%, 12/7/07                                          400              750
   5.00%, 3/7/08                                           100              180
   5.75%, 12/7/09                                          658            1,228
   4.75%, 6/7/10                                           600            1,082
   5.00%, 9/7/14                                           600            1,114
-------------------------------------------------------------------------------
                                                                          4,903
-------------------------------------------------------------------------------
CANADIAN DOLLAR - 2.7%
 Government of Canada,
   3.25%, 12/1/06                                        1,300            1,119
-------------------------------------------------------------------------------
DANISH KRONE - 2.9%
 Government of Denmark,
   8.00%, 3/15/06                                        2,000              330
   4.00%, 8/15/08                                        5,000              839
-------------------------------------------------------------------------------
                                                                          1,169
-------------------------------------------------------------------------------
EURO - 43.8%
 Buoni Poliennali Del Tesoro,
   4.50%, 5/1/09                                           500              640
   5.25%, 11/1/29                                          590              868
 Deutsche Bundesrepublik,
   4.25%, 1/4/14                                         1,250            1,635
   6.25%, 1/4/24                                           450              742
   6.50%, 7/4/27                                           990            1,721
 Government of Belgium,
   5.75%, 9/28/10                                          500              685
   5.00%, 9/28/11                                          400              538
   4.25%, 9/28/14                                          850            1,112
 Government of Finland,
   5.00%, 7/4/07                                           500              628
   3.00%, 7/4/08                                           700              853
 Government of France O.A.T.,
   4.00%, 10/25/09                                         500              633
   4.75%, 10/25/12                                         500              671
 Government of France Treasury Note
   BTAN,
   2.50%, 7/12/10                                          413              492
 Government of Ireland,
   3.25%, 4/18/09                                        1,000            1,231
   5.00%, 4/18/13                                          400              547

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                     (000S)(1)          (000S)
DEBT OBLIGATIONS - 97.9% - CONTINUED
EURO - 43.8% - (CONTINUED)
 Government of Netherlands,
   5.75%, 2/15/07                                          500             $628
   3.00%, 7/15/07                                          640              778
 Government of Spain,
   4.25%, 10/31/07                                         600              748
   3.25%, 7/30/10                                          413              508
   4.20%, 7/30/13                                          400              521
 Portugal Obrigacoes do Tesouro OT,
   3.95%, 7/15/09                                        1,100            1,384
   5.15%, 6/15/11                                          300              404
-------------------------------------------------------------------------------
                                                                         17,967
-------------------------------------------------------------------------------
JAPANESE YEN - 12.6%
 Government of Japan Ten Year Bonds,
   1.80%, 9/21/09                                       60,000              553
   1.90%, 6/21/10                                       75,000              696
   1.40%, 9/20/11                                       90,000              814
   1.50%, 3/20/12                                       15,000              136
   0.80%, 3/20/13                                      290,000            2,485
 Government of Japan Twenty
   Year Bonds,
   1.90%, 3/22/21                                       55,000              494
-------------------------------------------------------------------------------
                                                                          5,178
-------------------------------------------------------------------------------
SWEDISH KRONA - 1.6%
 Kingdom of Sweden,
   5.00%, 1/28/09                                        3,000              417
   9.00%, 4/20/09                                        1,600              251
-------------------------------------------------------------------------------
                                                                            668
-------------------------------------------------------------------------------
UNITED STATES DOLLAR - 22.4%
 Freddie Mac,
   5.13%, 7/15/12                                         $750              772
 U.S. Treasury Bonds,
   8.75%, 5/15/17                                          600              831
   6.38%, 8/15/27                                          750              929
 U.S. Treasury Notes,
   2.88%, 11/30/06                                         600              591
   3.38%, 2/15/08                                          800              786
   2.63%, 3/15/09                                        2,000            1,899
   5.50%, 5/15/09                                          500              522
   4.38%, 8/15/12                                          260              262

See Notes to the Financial Statements.


FIXED INCOME FUNDS     38     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
DEBT OBLIGATIONS - 97.9% - CONTINUED
UNITED STATES DOLLAR - 22.4% - (CONTINUED)
   4.00%, 2/15/14                                       $1,350           $1,320
   4.13%, 5/15/15                                        1,300            1,278
-------------------------------------------------------------------------------
                                                                          9,190
-------------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
-------------------------------------------------------------------------------
(COST $38,151)                                                           40,194

SHORT-TERM INVESTMENT - 2.2%
 Societe Generale, Grand Cayman,
   Eurodollar Time Deposit,
   3.94%, 10/3/05                                          921              921
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------------
(COST $921)                                                                 921

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
-------------------------------------------------------------------------------
(COST $39,072)                                                           41,115
   Liabilities less Other Assets - (0.1)%                                   (57)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $41,058

(1) Principal amounts stated in local currencies.

At September 30, 2005, the industry sectors for the Global Fixed Income Fund as a percentage of investments including cash were:

INDUSTRY SECTOR                                                              %
Foreign Governments                                                        76.6%
U.S. Government                                                            20.5
U.S. Government Agencies                                                    2.0
Cash                                                                        0.9
-------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                 AMOUNT          IN         AMOUNT
CONTRACTS        (LOCAL       EXCHANGE       (LOCAL                   UNREALIZED
TO DELIVER      CURRENCY)       FOR         CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY         (000S)       CURRENCY       (000S)        DATE        (000S)
British Pound         700   Swedish Krona       9,671    10/26/05           $15
British Pound         605   U.S. Dollar         1,103    10/26/05            37
British Pound         700   U.S. Dollar         1,220    10/26/05           (14)
Danish Krone        5,905   U.S. Dollar           965    10/26/05            13
Euro                2,052   U.S. Dollar         2,502    10/26/05            33
Swedish Krona       9,623   British Pound         700    10/26/05            (9)
U.S. Dollar           204   Canadian Dollar       248    10/26/05             9
U.S. Dollar         6,424   Japanese Yen      707,346    10/26/05          (175)
U.S. Dollar         1,143   Swedish Krona       8,853    10/26/05             1
-------------------------------------------------------------------------------
Total                                                                      $(90)

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     39     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5%
ADVERTISING - 0.7%
 Advanstar Communications, Inc.,
   12.00%, 2/15/11                                      $2,900           $3,096
 Donnelley (R.H.), Inc.,
   10.88%, 12/15/12                                      3,190            3,581
-------------------------------------------------------------------------------
                                                                          6,677
-------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
 L-3 Communications Corp., (1)
   6.38%, 10/15/15                                       3,850            3,879
 Moog, Inc.,
   6.25%, 1/15/15                                        4,975            5,000
-------------------------------------------------------------------------------
                                                                          8,879
-------------------------------------------------------------------------------
AGRICULTURE - 1.2%
 Gold Kist, Inc.,
   10.25%, 3/15/14                                       3,670            4,147
 Hines Nurseries, Inc.,
   10.25%, 10/1/11                                       2,445            2,482
 Reynolds (R.J.) Tobacco Holdings Inc.,
   7.88%, 5/15/09                                        4,450            4,672
-------------------------------------------------------------------------------
                                                                         11,301
-------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.4%
 General Motors Corp.,
   8.38%, 7/15/33                                        4,750            3,705
-------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.4%
 Dura Operating Corp.,
   8.63%, 4/15/12                                          161              143
 Goodyear Tire & Rubber (The) Co.,
   7.86%, 8/15/11                                        4,650            4,499
 Stoneridge, Inc.,
   11.50%, 5/1/12                                        3,645            3,864
 Visteon Corp.,
   8.25%, 8/1/10                                         4,425            4,204
-------------------------------------------------------------------------------
                                                                         12,710
-------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
 Ply Gem Industries, Inc.,
   9.00%, 2/15/12                                        3,185            2,675
-------------------------------------------------------------------------------
CABLE TELEVISION - 2.2%
 Charter Communications Holdings I LLC, (1)
   11.00%, 10/1/15                                       9,840            9,594
 Charter Communications Holdings II LLC,
   10.25%, 9/15/10                                       2,575            2,639
 Charter Communications Operating LLC, (1)
   8.00%, 4/30/12                                        4,125            4,156

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
CABLE TELEVISION - 2.2% - (CONTINUED)
 Mediacom Broadband LLC,
   11.00%, 7/15/13                                      $4,345           $4,682
-------------------------------------------------------------------------------
                                                                         21,071
-------------------------------------------------------------------------------
CHEMICALS - 3.4%
 Huntsman International LLC, (1)
   7.38%, 1/1/15                                         4,055            3,883
 Innophos, Inc., (1)
   8.88%, 8/15/14                                        4,300            4,397
 ISP Chemco, Inc.,
   10.25%, 7/1/11                                        3,680            3,970
 Lyondell Chemical Co.,
   9.63%, 5/1/07                                         6,420            6,741
 PolyOne Corp.,
   10.63%, 5/15/10                                       3,625            3,734
 PQ Corp., (1)
   7.50%, 2/15/13                                        3,025            2,934
 Resolution Performance Products, Inc.,
   13.50%, 11/15/10                                      5,800            6,162
-------------------------------------------------------------------------------
                                                                         31,821
-------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.9%
 Cenveo Corp.,
   7.88%, 12/1/13                                        2,220            2,142
 Corrections Corp. of America,
   6.25%, 3/15/13                                        6,445            6,381
 Dollar Financial Group, Inc.,
   9.75%, 11/15/11                                       4,105            4,269
 Service Corp. International,
   7.70%, 4/15/09                                        2,615            2,746
   7.00%, 6/15/17 (1)                                    2,500            2,525
 United Rentals North America, Inc.,
   7.75%, 11/15/13                                           1                1
-------------------------------------------------------------------------------
                                                                         18,064
-------------------------------------------------------------------------------
COMPUTERS - 0.9%
 Stratus Technologies, Inc.,
   10.38%, 12/1/08                                       3,610            3,646
 Sungard Data Systems, Inc., (1)
   9.13%, 8/15/13                                        4,700            4,870
-------------------------------------------------------------------------------
                                                                          8,516
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 11.3%
 American Commercial Lines/ACL
   Finance Corp.,
   9.50%, 2/15/15                                        1,110            1,199

See Notes to the Financial Statements.


FIXED INCOME FUNDS     40     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 11.3% - (CONTINUED)
 American Real Estate Partners
   LP/American Real Estate
   Finance Corp., (1)
   7.13%, 2/15/13                                       $7,370           $7,370
 AMR HoldCo Inc/EmCare HoldCo, Inc., (1)
   10.00%, 2/15/15                                       3,725            4,023
 BCP Crystal U.S. Holdings Corp.,
   9.63%, 6/15/14                                        2,170            2,414
 Borden US Finance Corp/Nova Scotia
   Finance ULC, (1)
   9.00%, 7/15/14                                        2,610            2,649
 Dow Jones CDX HY, Series 4-T1, (1)
   8.25%, 6/29/10                                       25,000           24,844
 Ford Motor Credit Co.,
   5.80%, 1/12/09                                       24,050           22,440
 General Motors Acceptance Corp.,
   6.75%, 12/1/14                                       13,730           11,943
   8.00%, 11/1/31                                        8,755            7,645
 TRAINS, (1)
   7.65%, 6/15/15                                       20,937           21,329
-------------------------------------------------------------------------------
                                                                        105,856
-------------------------------------------------------------------------------
ELECTRIC - 6.3%
 AES Corp.,
   9.50%, 6/1/09                                         6,135            6,687
 Aquila, Inc.,
   14.88%, 7/1/12                                        4,725            6,450
 CMS Energy Corp.,
   9.88%, 10/15/07                                       5,130            5,579
   8.50%, 4/15/11                                        1,350            1,502
 Edison Mission Energy,
   7.73%, 6/15/09                                        7,885            8,319
 NRG Energy, Inc.,
   8.00%, 12/15/13                                          11               12
 PSEG Energy Holdings LLC, Senior Notes,
   10.00%, 10/1/09                                       5,460            6,060
 Reliant Energy, Inc.,
   6.75%, 12/15/14                                       6,545            6,430
 Sierra Pacific Power Co.,
   6.25%, 4/15/12                                        1,300            1,323
 Sierra Pacific Resources,
   8.63%, 3/15/14                                        4,270            4,706
 TECO Energy, Inc., (1)
   6.75%, 5/1/15                                         2,525            2,645

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
ELECTRIC - 6.3% - (CONTINUED)
 Texas Genco LLC, (1)
   6.88%, 12/15/14                                      $4,550           $4,630
 TXU Corp.,
   6.50%, 11/15/24                                       4,600            4,309
-------------------------------------------------------------------------------
                                                                         58,652
-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
 Superior Essex Communications
   LLC/Essex Group, Inc.,
   9.00%, 4/15/12                                        4,450            4,494
-------------------------------------------------------------------------------
ELECTRONICS - 0.9%
 PerkinElmer, Inc.,
   8.88%, 1/15/13                                        3,390            3,712
 Sanmina-SCI Corp.,
   6.75%, 3/1/13                                         4,470            4,247
-------------------------------------------------------------------------------
                                                                          7,959
-------------------------------------------------------------------------------
ENTERTAINMENT - 1.2%
 AMC Entertainment Inc.,
   8.00%, 3/1/14                                         2,500            2,200
 AMF Bowling Worldwide, Inc.,
   10.00%, 3/1/10                                        2,575            2,562
 Pinnacle Entertainment Inc.,
   8.25%, 3/15/12                                        2,205            2,205
 Warner Music Group,
   7.38%, 4/15/14                                        3,935            3,945
-------------------------------------------------------------------------------
                                                                         10,912
-------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.6%
 Allied Waste North America,
   9.25%, 9/1/12                                         5,400            5,845
-------------------------------------------------------------------------------
FOOD - 1.3%
 Dole Food Co., Inc.,
   7.25%, 6/15/10                                        4,495            4,473
 Pinnacle Foods Holding Corp.,
   8.25%, 12/1/13                                        3,150            2,977
 Smithfield Foods, Inc.,
   7.00%, 8/1/11                                         4,125            4,207
-------------------------------------------------------------------------------
                                                                         11,657
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.6%
 Boise Cascade LLC,
   7.13%, 10/15/14                                       4,210            3,989
 Bowater, Inc.,
   9.00%, 8/1/09                                         5,500            5,803

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     41     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
FOREST PRODUCTS & PAPER - 1.6% - (CONTINUED)
 Georgia-Pacific Corp.,
   8.00%, 1/15/24                                       $5,025           $5,540
-------------------------------------------------------------------------------
                                                                         15,332
-------------------------------------------------------------------------------
GAMING - 3.4%
 Aztar Corp.,
   7.88%, 6/15/14                                        4,340            4,535
 Circus Circus,
   7.63%, 7/15/13                                        3,155            3,281
 MGM Mirage,
   8.50%, 9/15/10                                        8,600            9,353
 Mohegan Tribal Gaming Authority,
   7.13%, 8/15/14                                        2,550            2,639
 Park Place Entertainment,
   7.88%, 3/15/10                                        4,170            4,535
 River Rock Entertainment Authority,
   9.75%, 11/1/11                                        3,995            4,434
 Seneca Gaming Corp.,
   7.25%, 5/1/12                                         2,620            2,686
-------------------------------------------------------------------------------
                                                                         31,463
-------------------------------------------------------------------------------
HEALTHCARE - PRODUCTS - 0.5%
 Medical Device Manufacturing, Inc.,
   10.00%, 7/15/12                                       4,620            5,013
-------------------------------------------------------------------------------
HEALTHCARE - SERVICES - 3.4%
 Beverly Enterprises, Inc.,
   7.88%, 6/15/14                                        4,200            4,652
 HCA, Inc.,
   6.38%, 1/15/15                                        5,450            5,392
   7.50%, 11/6/33                                        4,400            4,390
 Healthsouth Corp.,
   8.50%, 2/1/08                                         6,075            5,923
 Res-Care, Inc., (1) (2)
   7.75%, 10/15/13                                       2,650            2,663
 Select Medical Corp.,
   7.63%, 2/1/15                                         1,875            1,795
 Tenet Healthcare Corp.,
   9.88%, 7/1/14                                         3,975            4,154
 Triad Hospitals, Inc.,
   7.00%, 5/15/12                                        2,475            2,543
-------------------------------------------------------------------------------
                                                                         31,512
-------------------------------------------------------------------------------
HOME BUILDERS - 2.0%
 Hovnanian (K.) Enterprises, Inc.,
   6.38%, 12/15/14                                       6,550            6,229

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
HOME BUILDERS - 2.0% - (CONTINUED)
 KB Home,
   5.75%, 2/1/14                                        $9,350           $8,859
 WCI Communities, Inc.,
   10.63%, 2/15/11                                       3,395            3,607
-------------------------------------------------------------------------------
                                                                         18,695
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.4%
 ACCO Brands Corp., (1)
   7.63%, 8/15/15                                        4,200            4,158
 American Achievement Corp.,
   8.25%, 4/1/12                                         3,640            3,677
 Gregg Appliances, Inc., (1)
   9.00%, 2/1/13                                         3,060            2,876
 Spectrum Brands, Inc.,
   7.38%, 2/1/15                                         2,200            1,980
-------------------------------------------------------------------------------
                                                                         12,691
-------------------------------------------------------------------------------
INSURANCE - 0.7%
 Crum & Forster Holdings Corp.,
   10.38%, 6/15/13                                       6,110            6,675
-------------------------------------------------------------------------------
IRON/STEEL - 0.4%
 International Steel Group, Inc.,
   6.50%, 4/15/14                                        4,125            4,084
-------------------------------------------------------------------------------
LEISURE TIME - 0.2%
 Leslie's Poolmart,
   7.75%, 2/1/13                                         1,940            1,959
-------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.4%
 Manitowoc Co.,
   10.50%, 8/1/12                                        3,274            3,659
 Terex Corp.,
   7.38%, 1/15/14                                          161              162
-------------------------------------------------------------------------------
                                                                          3,821
-------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.6%
 Case New Holland, Inc.,
   9.25%, 8/1/11                                         4,100            4,336
 Dresser-Rand Group, Inc., (1)
   7.38%, 11/1/14                                        1,005            1,042
-------------------------------------------------------------------------------
                                                                          5,378
-------------------------------------------------------------------------------
MEDIA - 3.5%
 American Media Operation, Inc.,
   Series B,
   10.25%, 5/1/09                                        4,300            4,192

See Notes to the Financial Statements.


FIXED INCOME FUNDS     42     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)


                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
MEDIA - 3.5% - (CONTINUED)
 CSC Holdings, Inc.,
   8.13%, 7/15/09                                       $4,950           $4,987
   7.00 %, 4/15/12 (1)                                   4,315            4,078
 Dex Media East LLC,
   12.13%, 11/15/12                                      2,350            2,749
 Houghton Mifflin Co.,
   9.88%, 2/1/13                                         4,050            4,293
 Liberty Media Corp.,
   5.70%, 5/15/13                                        2,350            2,139
   8.25%, 2/1/30                                         1,970            1,886
 Paxson Communications Corp.,
   10.75%, 7/15/08                                       4,305            4,230
 Young Broadcasting, Inc.,
   10.00%, 3/1/11                                        4,295            4,059
-------------------------------------------------------------------------------
                                                                         32,613
-------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.1%
 Samsonite Corp.,
   8.88%, 6/1/11                                         3,665            3,894
 Trinity Industries, Inc.,
   6.50%, 3/15/14                                        6,670            6,570
-------------------------------------------------------------------------------
                                                                         10,464
-------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.7%
 Xerox Corp.,
   6.88%, 8/15/11                                        6,075            6,348
-------------------------------------------------------------------------------
OIL & GAS - 1.5%
 Citgo Petroleum Corp.,
   6.00%, 10/15/11                                       4,525            4,525
 Giant Industries, Inc.,
   11.00%, 5/15/12                                       4,505            5,068
 Whiting Petroleum Corp., (1) (2)
   7.00%, 2/1/14                                         4,550            4,613
-------------------------------------------------------------------------------
                                                                         14,206
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 1.8%
 Chesapeake Energy Corp.,
   6.88%, 1/15/16                                        8,450            8,661
 Magnum Hunter Resources, Inc.,
   9.60%, 3/15/12                                        2,256            2,448
 Swift Energy Co.,
   9.38%, 5/1/12                                         5,710            6,167
-------------------------------------------------------------------------------
                                                                         17,276
-------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
OIL & GAS SERVICES - 0.2%
 Grant Prideco, Inc., (1)
   6.13%, 8/15/15                                       $2,160           $2,182
-------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.7%
 Graham Packaging Co., Inc.,
   8.50%, 10/15/12                                       2,780            2,766
 Jefferson Smurfit Corp. U.S.,
   7.50%, 6/1/13                                         7,075            6,368
 Owens-Brockway,
   7.75%, 5/15/11                                        1,725            1,794
 Owens-Illinois, Inc.,
   8.10%, 5/15/07                                        4,685            4,802
-------------------------------------------------------------------------------
                                                                         15,730
-------------------------------------------------------------------------------
PHARMACEUTICALS - 0.4%
 Leiner Health Products, Inc.,
   11.00%, 6/1/12                                        4,215            3,604
-------------------------------------------------------------------------------
PIPELINES - 4.8%
 Coastal Corp.,
   7.75%, 6/15/10                                       13,520           13,790
 Dynegy Holdings, Inc., (1) (3)
   9.88%, 7/15/10                                        4,920            5,363
 Holly Energy Partners LP, (1)
   6.25%, 3/1/15                                         1,720            1,703
 Pacific Energy Partners LP/Pacific
   Energy Finance Corp., (1)
   6.25%, 9/15/15                                        3,725            3,734
 Southern Natural Gas Co.,
   7.35%, 2/15/31                                        8,925            9,112
 Williams Cos., Inc.,
   7.88%, 9/1/21                                        10,180           11,198
-------------------------------------------------------------------------------
                                                                         44,900
-------------------------------------------------------------------------------
REITS - 3.8%
 Crescent Real Estate Equities LP,
   7.50%, 9/15/07                                        4,365            4,485
 Felcor Lodging LP,
   8.50%, 6/1/11                                         3,835            4,171
 Host Marriott LP,
   7.13%, 11/1/13                                        5,220            5,331
 La Quinta Properties Inc.,
   7.00%, 8/15/12                                        4,000            4,110
 Meristar Hospitality Corp.,
   9.00%, 1/15/08                                        4,025            4,191

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     43     FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
HIGH YIELD FIXED INCOME FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
REITS - 3.8% - (CONTINUED)
 Omega Healthcare Investors, Inc.,
   7.00%, 4/1/14                                        $6,425           $6,489
 Trustreet Properties, Inc.,
   7.50%, 4/1/15                                         4,375            4,473
 Ventas Realty LP, (1)
   7.13%, 6/1/15                                         1,855            1,920
-------------------------------------------------------------------------------
                                                                         35,170
-------------------------------------------------------------------------------
RETAIL - 3.0%
 Carrols Corp., (1)
   9.00%, 1/15/13                                        2,815            2,857
 Couche-Tard Finance Corp.,
   7.50%, 12/15/13                                       3,600            3,708
 Denny's Corp.,
   10.00%, 10/1/12                                       2,125            2,125
 GSC Holdings Corp., (1)
   8.00%, 10/1/12                                        2,875            2,861
 Neiman-Marcus Group, Inc., (1) (2)
   10.38%, 10/15/15                                      2,950            2,935
 Penney (J.C.) Co., Inc.,
   9.00%, 8/1/12                                         5,100            6,005
 Petro Stopping Centers LP,
   9.00%, 2/15/12                                        4,095            4,034
 Restaurant (The) Co., (1)
   10.00%, 10/1/13                                       3,725            3,576
-------------------------------------------------------------------------------
                                                                         28,101
-------------------------------------------------------------------------------
SEMICONDUCTORS - 0.3%
 Amkor Technology, Inc.,
   7.13%, 3/15/11                                        3,235            2,790
-------------------------------------------------------------------------------
SUPERMARKETS - 0.6%
 Delhaize America, Inc.,
   8.13%, 4/15/11                                        3,200            3,468
 Roundy's, Inc.,
   8.88%, 6/15/12                                        2,200            2,431
-------------------------------------------------------------------------------
                                                                          5,899
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 9.1%
 American Cellular Corp.,
   10.00%, 8/1/11                                        4,925            5,368
 AT&T Corp.,
   9.05%, 11/15/11                                       5,500            6,194
 Centennial Cellular Operating Co.,
   10.13%, 6/15/13                                       4,075            4,584

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
CORPORATE BONDS - 83.5% - CONTINUED
TELECOMMUNICATIONS - 9.1% - (CONTINUED)
 Cincinnati Bell, Inc.,
   8.38%, 1/15/14                                       $6,300           $6,206
 Citizens Communications Co.,
   6.25%, 1/15/13                                        4,515            4,334
   9.00%, 8/15/31                                        3,050            3,092
 iPCS Escrow, Inc.,
   11.50%, 5/1/12                                        4,175            4,822
 Lucent Technologies, Inc.,
   6.50%, 1/15/28                                        6,600            5,709
 MCI, Inc.,
   7.69%, 5/1/09                                         3,165            3,284
   8.74%, 5/1/14                                         2,375            2,648
 PanAmSat Corp.,
   9.00%, 8/15/14                                        2,950            3,112
 Qwest Capital Funding, Inc.,
   7.90%, 8/15/10                                        6,075            6,029
 Qwest Corp.,
   7.88%, 9/1/11                                         6,200            6,464
 Qwest Services Corp.,
   13.50%, 12/15/10                                      5,275            6,040
 Rural Cellular Corp.,
   9.75%, 1/15/10                                        4,850            4,899
 SBA Communications Corp.,
   8.50%, 12/1/12                                        1,950            2,121
 Time Warner Telecom Holdings, Inc.,
   9.25%, 2/15/14                                        1,900            1,924
 Time Warner Telecom, Inc.,
   10.13%, 2/1/11                                        2,730            2,812
 U.S. West Communications, Inc.,
   6.88%, 9/15/33                                        6,800            5,899
-------------------------------------------------------------------------------
                                                                         85,541
-------------------------------------------------------------------------------
TEXTILES - 0.3%
 INVISTA, (1)
   9.25%, 5/1/12                                         2,955            3,214
-------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
 Horizon Lines LLC,
   9.00%, 11/1/12                                        1,555            1,666
 Overseas Shipholding Group,
   8.25%, 3/15/13                                        3,860            4,149
-------------------------------------------------------------------------------
                                                                          5,815
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
-------------------------------------------------------------------------------
(COST $779,679)                                                         781,270

See Notes to the Financial Statements.


FIXED INCOME FUNDS     44     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)


                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
FOREIGN ISSUER BONDS - 9.0%
BUILDING MATERIALS - 0.4%
 Ainsworth Lumber Co. Ltd.,
   6.75%, 3/15/14                                       $4,425           $4,005
-------------------------------------------------------------------------------
CHEMICALS - 0.5%
 Rhodia S.A.,
   7.63%, 6/1/10                                         4,225            4,119
-------------------------------------------------------------------------------
COMPUTERS - 0.4%
 Seagate Technology HDD Holdings,
   8.00%, 5/15/09                                        3,575            3,754
-------------------------------------------------------------------------------
ELECTRONICS - 0.5%
 Flextronics International Ltd.,
   6.25%, 11/15/14                                       4,150            4,129
-------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.0%
 Abitibi-Consolidated, Inc.,
   7.75%, 6/15/11                                        5,850            5,762
   8.85%, 8/1/30                                         4,120            3,708
 Tembec Industries, Inc.,
   8.50%, 2/1/11                                             1                1
-------------------------------------------------------------------------------
                                                                          9,471
-------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.4%
 Nell AF SARL, (1) (3)
   8.38%, 8/15/15                                        4,200            4,105
-------------------------------------------------------------------------------
LEISURE TIME - 1.2%
 Bombardier Recreational Products, Inc.,
   8.38%, 12/15/13                                       3,755            3,933
 NCL Corp., (1)
   10.63%, 7/15/14                                       3,940            4,157
 Royal Caribbean Cruises Ltd.,
   8.00%, 5/15/10                                        3,000            3,248
-------------------------------------------------------------------------------
                                                                         11,338
-------------------------------------------------------------------------------
MEDIA - 1.0%
 Kabel Deutschland GmbH, (1)
   10.63%, 7/1/14                                        4,200            4,641
 Rogers Cable, Inc.,
   6.75%, 3/15/15                                        4,750            4,762
-------------------------------------------------------------------------------
                                                                          9,403
-------------------------------------------------------------------------------
MINING - 0.5%
 Novelis, Inc., (1)
   7.25%, 2/15/15                                        5,125            4,843
-------------------------------------------------------------------------------
RETAIL - 0.2%
 Jean Coutu Group, Inc.,
   7.63%, 8/1/12                                         1,780            1,811

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
FOREIGN ISSUER BONDS - 9.0% - CONTINUED
SEMICONDUCTORS - 0.8%
 Hynix Semiconductor, Inc., (1)
   9.88%, 7/1/12                                        $2,000           $2,220
 MagnaChip Semiconductor
   S.A./MagnaChip Semiconductor
   Finance Co.,
   8.00%, 12/15/14                                       5,390            4,959
-------------------------------------------------------------------------------
                                                                          7,179
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
 Intelsat Bermuda Ltd., (1) (3)
   8.25%, 1/15/13                                        4,110            4,136
 Intelsat Ltd.,
   7.63%, 4/15/12                                        2,825            2,366
 Rogers Wireless Communications, Inc.,
   7.50%, 3/15/15                                        7,260            7,822
-------------------------------------------------------------------------------
                                                                         14,324
-------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
 General Maritime Corp.,
   10.00%, 3/15/13                                       2,375            2,613
 OMI Corp.,
   7.63%, 12/1/13                                        2,925            3,027
-------------------------------------------------------------------------------
                                                                          5,640
-------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
-------------------------------------------------------------------------------
(COST $85,138)                                                           84,121

                                                       NUMBER           VALUE
                                                     OF SHARES          (000S)
WARRANTS - 0.0%
 IPCS, Inc., Exp. 7/15/10 *                              1,500                -
 Leap Wireless International,
   Exp. 4/15/10 (1) *                                    2,500                -
 Leap Wireless, Exp. 4/15/10 (1) *                       2,000                -
 WRC Media, Inc., (1) *                                  4,059                -
-------------------------------------------------------------------------------
TOTAL WARRANTS
-------------------------------------------------------------------------------
(COST $10)                                                                    -

See Notes to the Financial Statements.


                  NORTHERN FUNDS SEMIANNUAL REPORT     45     FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
HIGH YIELD FIXED INCOME FUND (continued)

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                      (000S)            (000S)
SHORT-TERM INVESTMENT - 8.0%
 Societe Generale, Grand Cayman,
   Eurodollar Time Deposit,
   3.94%, 10/3/05                                      $75,068          $75,068
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-------------------------------------------------------------------------------
(COST $75,068)                                                           75,068

-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.5%
-------------------------------------------------------------------------------
(COST $939,895)                                                         940,459
   Liabilities less Other Assets - (0.5)%                                (4,595)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $935,864

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2) When-Issued Security

(3) Restricted security has been deemed illiquid. At September 30, 2005, the value of these restricted illiquid securities amounted to approximately $13,604,000 or 1.5% of net assets. Additional information on each holding is as follows:

                                                                     ACQUISITION
                                                ACQUISITION             COST
SECURITY                                           DATE                (000S)
Dynegy Holdings, Inc.,
  9.88%, 7/15/10                                 8/03-9/03               $4,975
Intelsat Bermuda Ltd.,
  8.25%, 1/15/13                                      4/05                4,158
Nell AF SARL,
  8.38%, 8/15/15                                      8/05                4,255
-------------------------------------------------------------------------------

* Non-Income Producing Security

At September 30, 2005, the credit quality distribution for the High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                      %
BB                                                                         30.0%
B                                                                          49.6
CCC                                                                        14.1
Not Rated                                                                   1.2
Cash and Equivalents                                                        5.1
-------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.


FIXED INCOME FUNDS     46     NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
HIGH YIELD MUNICIPAL FUND

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                      (000S)          (000S)
  MUNICIPAL BONDS - 92.6%
  ALABAMA - 2.6%
   Butler Industrial Development Board
     Solid Waste Disposal Revenue
     Refunding Bonds (AMT),
     Georgia-Pacific Corp. Project,
     5.75%, 9/1/28                                    $1,000          $1,013
   Camden Industrial Development Board
     Revenue Refunding Bonds, Series A,
     Weyerhaeuser Company,
     6.13%, 12/1/24                                    1,000           1,100
   Courtland Industrial Development
     Board Solid Waste Disposal Revenue
     Bonds, Series A (AMT), International
     Paper Co. Project,
     5.20%, 6/1/25                                     2,000           1,985
  --------------------------------------------------------------------------
                                                                       4,098
  --------------------------------------------------------------------------
  ARIZONA - 2.6%
   Arizona Health Facilities Authority
     Hospital System Revenue Bonds,
     John C. Lincoln Health Network,
     6.88%, 12/1/20                                    1,000           1,121
   Coconino County PCR Bonds, Series A
     (AMT), Tucson Electric Power Co.,
     7.13%, 10/1/32                                    1,000           1,041
   Navajo County IDA Revenue Bonds
     (AMT), Stone Container Corp. Project,
     7.40%, 4/1/26                                       800             821
   Peoria IDA Non-Profit Revenue Refunding
     Bonds, Series A, Sierra Winds Life,
     6.25%, 8/15/20                                      500             509
   Yavapai County IDA Hospital Facilities
     Revenue Bonds, Series A,
     Yavapai Regional Medical Center,
     6.00%, 8/1/33                                       500             533
  --------------------------------------------------------------------------
                                                                       4,025
  --------------------------------------------------------------------------
  ARKANSAS - 0.4%
   Little Rock Hotel & Restaurant Gross
     Receipts Refunding TRB,
     7.38%, 8/1/15                                       500             605
  --------------------------------------------------------------------------
  CALIFORNIA - 7.3%
   Alameda Corridor Transportation
     Authority Capital Appreciation Revenue
     Refunding Bonds (AMBAC Insured),
     0.00%, 10/1/24                                    1,000             748
   California Health Facilities Financing
     Authority Revenue Refunding Bonds,
     Cedars-Sinai Medical Center,
     5.00%, 11/15/34                                   2,500           2,548

                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                      (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  CALIFORNIA - 7.3% - (CONTINUED)
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A,
     5.50%, 5/1/09                                      $500            $537
     6.00%, 5/1/14                                       500             572
   California State Economic Recovery G.O.
     Bonds, Series A,
     5.00%, 7/1/16                                     1,000           1,061
   California State Public Works Board
     Lease Revenue Bonds, Series C,
     Department of Corrections,
     5.50%, 6/1/15                                     1,000           1,103
   Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A, Enhanced
     Asset Backed, Prerefunded,
     5.00%, 6/1/13                                     2,000           2,028
   Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series A-5,
     Asset Backed,
     7.88%, 6/1/42                                       500             627
   Golden State Tobacco Securitization Corp.
     Revenue Bonds, Series B,
     Enhanced Asset Backed,
     5.50%, 6/1/33                                     1,000           1,120
   Laguna Beach Unified School District G.O.
     Bonds, Election of 2001 (FSA Insured),
     5.00%, 8/1/28                                     1,000           1,043
  --------------------------------------------------------------------------
                                                                      11,387
  --------------------------------------------------------------------------
  COLORADO - 1.8%
   Colorado Department of Transportation
     Revenue Bonds, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 12/15/13                                   2,000           2,220
   Colorado Health Facilities Authority
     Revenue Bonds, Portercare
     Adventist Health Hospital,
     Prerefunded,
     6.50%, 11/15/11                                     500             586
  --------------------------------------------------------------------------
                                                                       2,806
  --------------------------------------------------------------------------
  DELAWARE - 1.0%
   Delaware State Health Facilities Authority
     Revenue Bonds, Series A,
     Beebe Medical Center Project,
     5.00%, 6/1/30                                       500             508

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     47      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  DELAWARE - 1.0% - (CONTINUED)
   Delaware State Health Facility Authority
     Revenue Refunding Bonds, Series A,
     Beebe Medical Center Project,
     5.50%, 6/1/24                                    $1,000         $1,060
  --------------------------------------------------------------------------
                                                                      1,568
  --------------------------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.3%
   District of Columbia Revenue Bonds,
     Methodist Home of the District of
     Columbia Issue,
     6.00%, 1/1/20                                       400            402
  --------------------------------------------------------------------------
  FLORIDA - 13.0%
   Capital Projects Finance Authority
     Continuing Care Retirement Community
     Revenue Bonds, Series A, The Glenridge
     on Palmer Ranch Project,
     8.00%, 6/1/32                                       750            836
   Capital Trust Agency Revenue Bonds
     (AMT), Fort Lauderdale Project,
     5.75%, 1/1/32                                       525            524
   Crossings at Fleming Island Community
     Development District Special
     Assessment Revenue Refunding
     Bonds, Series C,
     7.05%, 5/1/15                                       400            425
   Gateway Services Community
     Development District Special
     Assessment Bonds, Series B, Sun City
     Center - Fort Meyers Project,
     5.50%, 5/1/10                                       615            625
   Heritage Harbor South Community
     Development District Capital
     Improvement Special Assessment
     Bonds, Series B,
     5.40%, 11/1/08                                      585            586
   Heritage Palms Community Development
     District Capital Improvement Revenue
     Bonds,
     6.25%, 11/1/07                                      685            686
   Highlands County Health Facilities
     Authority Revenue Hospital Bonds,
     Series A, Adventist Health
     System/Sunbelt,
     6.00%, 11/15/31                                   1,250          1,359
   Highlands County Health Facilities
     Authority Revenue Refunding Bonds,
     Series C, Adventist Health, (1)
     5.00%, 11/15/27                                   2,500          2,564

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  FLORIDA - 13.0% - (CONTINUED)
   Islands at Doral III Community
     District Special Assessment Bonds,
     Series 2004-A,
     5.90%, 5/1/35                                    $1,000          $1,024
   Miami Beach Health Facilities Authority
     Revenue Refunding Bonds, Mount Sinai
     Medical Center,
     6.75%, 11/15/29                                   1,000           1,106
   Midtown Miami Community
     Development District Special
     Assessment Bonds, Series A,
     6.25%, 5/1/37                                     1,000           1,062
   Old Palm Community Development District
     Special Assessment Bonds, Series B,
     Palm Beach Gardens,
     5.38%, 5/1/14                                     1,355           1,361
   Poinciana Community Development
     District Special Assessment Bonds,
     Series A,
     7.13%, 5/1/31                                       400             421
   Polk County Transportation
     Improvement Revenue Bonds
     (FSA Insured), Prerefunded,
     5.63%, 12/1/10                                    1,000           1,117
   Reunion East Community
     Development District Special
     Assessment Bonds,
     5.80%, 5/1/36                                     1,000           1,027
   Reunion West Community Development
     District Special Assessment Bonds,
     6.25%, 5/1/36                                     1,000           1,051
   South Village Community Development
     District Capital Improvement Revenue
     Bonds, Series A,
     5.70%, 5/1/35                                     1,000           1,010
   Sterling Hill Community Development
     District Capital Improvement Special
     Assessment Revenue Bonds, Series B,
     5.50%, 11/1/10                                      990           1,002
   Westchester Community Development
     District No. 1 Special Assessment
     Bonds, Community Infrastructure,
     6.00%, 5/1/23                                     2,500           2,610
  --------------------------------------------------------------------------
                                                                      20,396
  --------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS     48      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  GEORGIA - 1.2%
   Georgia State G.O. Bonds, Series D,
     Prerefunded,
     5.75%, 10/1/10                                     $705            $784
   Milledgeville-Baldwin County
     Development Authority Revenue Bonds,
     Georgia College & State University
     Foundation,
     6.00%, 9/1/33                                     1,000           1,063
  --------------------------------------------------------------------------
                                                                       1,847
  --------------------------------------------------------------------------
  ILLINOIS - 3.2%
   Illinois Development Finance Authority
     Revenue Bonds, Series B, Midwestern
     University,
     6.00%, 5/15/31                                      500             539
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.25%, 5/1/30                                       750             803
   Illinois Finance Authority Student Housing
     Revenue Bonds, Series A, MJH
     Education Assistance IV,
     5.13%, 6/1/35                                     2,000           1,992
   Illinois Health Facilities Authority Revenue
     Bonds, Riverside Health System,
     6.00%, 11/15/32                                   1,000           1,070
   Illinois Health Facilities Authority Revenue
     Bonds, Series A, Lutheran Senior
     Ministries Obligation,
     7.38%, 8/15/31                                      500             532
  --------------------------------------------------------------------------
                                                                       4,936
  --------------------------------------------------------------------------
  INDIANA - 2.9%
   Indiana Development Finance Authority
     Environmental Revenue Refunding
     Bonds, USX Corp. Project,
     5.25%, Mandatory Put 12/2/11                      1,000           1,070
   Indiana Health Facility Financing
     Authority Hospital Revenue Bonds,
     Series A, Community Foundation of
     Northwest Indiana,
     6.38%, 8/1/31                                       500             531
     6.00%, 3/1/34                                     1,000           1,054
   North Manchester Revenue Bonds,
     Series A, Peabody Retirement
     Community Project,
     7.25%, 7/1/33                                       750             773

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  INDIANA - 2.9% - (CONTINUED)
   Petersburg PCR Bonds (AMT),
     Indianapolis Power & Light,
     6.38%, 11/1/29                                   $1,000          $1,066
  --------------------------------------------------------------------------
                                                                       4,494
  --------------------------------------------------------------------------
  IOWA - 1.1%
   Bremer County Healthcare & Residential
     Facilities Revenue Bonds,
     Bartels Lutheran Home Project,
     7.25%, 11/15/29                                     500             538
   Bremer County Retirement Facility
     Revenue Bonds, Series A,
     Bartels Lutheran Home Project, (1)
     5.13%, 11/15/20                                     400             397
     5.38%, 11/15/27                                     750             743
  --------------------------------------------------------------------------
                                                                       1,678
  --------------------------------------------------------------------------
  KANSAS - 1.0%
   Olathe Senior Living Facility Revenue
     Bonds, Series A, Aberdeen Village, Inc.,
     Prerefunded,
     8.00%, 5/15/10                                      500             601
   Wyandotte County-Kansas City Unified
     Government Special Obligation Revenue
     Refunding Bonds, Series B,
     Sales Tax Second Lien,
     5.00%, 12/1/20                                    1,000           1,026
  --------------------------------------------------------------------------
                                                                       1,627
  --------------------------------------------------------------------------
  LOUISIANA - 1.1%
   Beauregard Parish Revenue Refunding
     Bonds, Boise Cascade Corp. Project,
     6.80%, 2/1/27                                       700             753
   Plaquemines Port Harbor & Terminal
     District Revenue Refunding Bonds,
     Series B, Electro-Coal Transfer Corp.
     Project (Gtd. TECO Energy, Inc.),
     5.00%, 9/1/07                                     1,000           1,005
  --------------------------------------------------------------------------
                                                                       1,758
  --------------------------------------------------------------------------
  MAINE - 0.6%
   Maine Finance Authority Solid Waste
     Recycling Facilities Revenue Bonds
     (AMT), Great Northern Paper Project,
     Bowater Inc.,
     7.75%, 10/1/22                                    1,000           1,018
  --------------------------------------------------------------------------
  MARYLAND - 3.6%
   Annapolis Special Obligation Revenue
     Bonds, Series A, Park Place Project,
     5.35%, 7/1/34                                     1,000           1,010

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     49      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MARYLAND - 3.6% - (CONTINUED)
   Anne Arundel County Special Obligation
     Revenue Bonds, National Business Park
     Project, Prerefunded,
     7.38%, 7/1/10                                      $500            $589
   Maryland Industrial Development
     Financing Authority Revenue
     Bonds, Series A, Our Lady of Good
     Counsel School,
     6.00%, 5/1/35                                     1,000           1,020
   Maryland State Economic Development
     Corp. Student Housing Revenue
     Bonds, University of Maryland,
     College Park Project,
     5.63%, 6/1/35                                     1,000           1,040
   Maryland State Health & Higher
     Educational Facilities Authority Revenue
     Bonds, Series A, Mercy Ridge,
     6.00%, 4/1/35                                     1,000           1,045
   Prince Georges County Special Obligation
     Bonds, National Harbor Project,
     5.20%, 7/1/34                                     1,000           1,010
  --------------------------------------------------------------------------
                                                                       5,714
  --------------------------------------------------------------------------
  MASSACHUSETTS - 3.1%
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Hampshire College,
     5.70%, 10/1/34                                    1,000           1,058
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Series B, Briarwood, Prerefunded,
     8.25%, 12/1/10                                      500             615
   Massachusetts State Development
     Finance Agency Revenue Bonds,
     Waste Management Project (AMT),
     5.50%, Mandatory Put 5/1/14                       1,000           1,069
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series A,
     Northern Berkshire Health System,
     6.38%, 7/1/34                                     1,000           1,039
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B,
     Northern Berkshire Health System,
     6.38%, 7/1/34                                       500             519

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  MASSACHUSETTS - 3.1% - (CONTINUED)
   Massachusetts State Health & Educational
     Facilities Authority Revenue Bonds,
     Series E, Berkshire Health
     System (G.O. of Institution),
     6.25%, 10/1/31                                     $500            $535
  --------------------------------------------------------------------------
                                                                       4,835
  --------------------------------------------------------------------------
  MICHIGAN - 5.8%
   Flint Hospital Building Authority Revenue
     Refunding Bonds, Hurley Medical
     Center,
     6.00%, 7/1/20                                     1,000           1,047
   Michigan State Hospital Finance Authority
     Revenue Bonds, Chelsea Community
     Hospital,
     5.00%, 5/15/37                                    2,450           2,419
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Bonds (AMT),
     Republic Services Inc.,
     4.25%, Mandatory Put 4/1/14                       1,985           1,949
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding Bonds
     (AMT), Dow Chemical Project,
     5.50%, Mandatory Put 6/1/13                       3,460           3,747
  --------------------------------------------------------------------------
                                                                       9,162
  --------------------------------------------------------------------------
  MINNESOTA - 0.5%
   Duluth Economic Development
     Authority Health Care Facilities
     Revenue Bonds, St. Luke's Hospital,
     7.25%, 6/15/32                                      750             795
  --------------------------------------------------------------------------
  MISSISSIPPI - 1.2%
   Lowndes County Solid Waste Disposal &
     PCR Refunding Bonds, Series B,
     Weyerhaeuser Co. Project,
     6.70%, 4/1/22                                     1,000           1,212
   Mississippi Business Finance Corp. PCR
     Refunding Bonds, Systems Energy
     Resources, Inc. Project,
     5.90%, 5/1/22                                       630             640
  --------------------------------------------------------------------------
                                                                       1,852
  --------------------------------------------------------------------------
  NEW HAMPSHIRE - 0.3%
   New Hampshire Business Finance
     Authority PCR Refunding Bonds,
     Series D (AMT), Public Service Co.
     of New Hampshire,
     6.00%, 5/1/21                                       500             524
  --------------------------------------------------------------------------


See Notes to the Financial Statements.

FIXED INCOME FUNDS     50     NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  NEW JERSEY - 3.7%
     Middlesex County Improvement
     Authority Revenue Bonds, Series A,
     George Street Student Housing Project,
     5.00%, 8/15/35                                   $1,000          $1,011
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.75%, 6/15/34                                    1,000           1,055
   New Jersey Economic Development
     Authority Revenue Bonds, Series A,
     First Mortgage-Lions Gate Project,
     5.88%, 1/1/37                                     1,000           1,018
   New Jersey Health Care Facilities
     Financing Authority Revenue Bonds,
     Series A, Capital Health Systems
     Obligation Group,
     5.38%, 7/1/33                                     1,000           1,034
   New Jersey State Educational Facilities
     Authority Revenue Bonds, Series D,
     Fairleigh Dickinson University,
     6.00%, 7/1/25                                     1,000           1,069
   Tobacco Settlement Financing Corp.
     Revenue Bonds,
     6.75%, 6/1/39                                       500             581
  --------------------------------------------------------------------------
                                                                       5,768
  --------------------------------------------------------------------------
  NEW MEXICO - 0.1%
   New Mexico Educational Assistance
     Foundation Student Loan Revenue
     Bonds, Series II-C (AMT), Second
     Subordinate,
     6.00%, 12/1/08                                      125             126
  --------------------------------------------------------------------------
  NEW YORK - 4.6%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured),
     5.25%, 11/15/14                                   1,695           1,891
   Monroe County Industrial Development
     Agency Civic Facilities Revenue
     Refunding Bonds, Highlands Hospital
     Rochester,
     5.00%, 8/1/22                                     1,000           1,027
   New York City G.O. Bonds, Series B,
     6.50%, 8/15/09                                    1,500           1,665
   New York City Industrial Development
     Agency Airport Revenue Bonds,
     Series A (AMT), Airis JFK I LLC Project,
     5.50%, 7/1/28                                       500             500

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  NEW YORK - 4.6% - (CONTINUED)
   New York City Transitional Finance
     Authority Revenue Refunding Bonds,
     Series A-1, Future Tax Secured,
     5.00%, 11/1/14                                   $2,000          $2,184
  --------------------------------------------------------------------------
                                                                       7,267
  --------------------------------------------------------------------------
  NORTH CAROLINA - 3.3%
   Gaston County Industrial Facilities &
     Pollution Control Financing Authority
     Revenue Bonds, Exempt Facilities-
     National Gypsum Co. Project,
     5.75%, 8/1/35                                     1,500           1,559
   North Carolina Eastern Municipal Power
     Agency Power System Revenue Bonds,
     Series D,
     6.45%, 1/1/14                                       385             426
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series B,
     6.13%, 1/1/09                                       500             535
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series F,
     5.38%, 1/1/13                                     1,000           1,068
   North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series A,
     5.50%, 1/1/13                                     1,000           1,095
   North Carolina Municipal Power Agency
     No. 1 Catawba Electric Revenue Bonds,
     Series B,
     6.38%, 1/1/13                                       500             554
  --------------------------------------------------------------------------
                                                                       5,237
  --------------------------------------------------------------------------
  OHIO - 1.3%
   Coshocton County Environmental Revenue
     Refunding Bonds, Smurfit-Stone
     Container,
     5.13%, 8/1/13                                     2,000           1,966
  --------------------------------------------------------------------------
  OKLAHOMA - 0.3%
   Langston Economic Development
     Authority Student Housing Revenue
     Bonds, Series A, Langston Community
     Development Corp.,
     7.75%, 8/1/30                                       500             512
  --------------------------------------------------------------------------
  OREGON - 0.5%
   Klamath Falls Electric Revenue Refunding
     Bonds, Senior Lien - Klamath Cogen,
     5.88%, 1/1/16                                       750             757
  --------------------------------------------------------------------------

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     51      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  PENNSYLVANIA - 8.3%
   Allegheny County Redevelopment
     Authority Tax Allocation Bonds,
     Pittsburgh Mills Project,
     5.60%, 7/1/23                                    $2,000          $2,100
   Carbon County IDA Resource Recovery
     Refunding Bonds (AMT), Panther Creek
     Partners Project,
     6.65%, 5/1/10                                       400             426
   Montgomery County Higher Education &
     Health Authority Revenue Bonds,
     Series A, Philadelphia Geriatric Center,
     Prerefunded,
     7.25%, 12/1/09                                      500             585
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Amtrak Project,
     6.13%, 11/1/21                                    1,200           1,284
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     National Gypsum Co., Shippingport
     Project,
     6.25%, 11/1/27                                    1,400           1,499
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A (AMT),
     Reliant Energy,
     6.75%, 12/1/36                                    1,750           1,881
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     LaSalle University,
     5.50%, 5/1/34                                     1,000           1,050
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, Philadelphia University,
     5.25%, 6/1/32                                     1,250           1,277
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Widener University,
     5.40%, 7/15/36                                      750             789
   Pennsylvania State Higher Educational
     Facilities Authority Student Housing
     Revenue Bonds, Series A,
     Student Association, Inc. Project,
     6.75%, 9/1/32                                       490             514

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% -  CONTINUED
  PENNSYLVANIA - 8.3% - (CONTINUED)
   Philadelphia Hospitals & Higher Education
     Facilities Authority Revenue Bonds,
     Chestnut Hill College,
     6.00%, 10/1/29                                     $500            $504
   Philadelphia School District G.O. Bonds,
     Series A (FSA - State Aid Withholding),
     Prerefunded,
     5.50%, 2/1/12                                     1,000           1,111
  --------------------------------------------------------------------------
                                                                      13,020
  --------------------------------------------------------------------------
  PUERTO RICO - 0.7%
   Puerto Rico Highway & Transportation
     Authority Transportation Revenue
     Bonds,
     5.00%, 7/1/09                                     1,000           1,051
  --------------------------------------------------------------------------
  SOUTH CAROLINA - 0.8%
   Berkeley County PCR Facilities Refunding
     Bonds, South Carolina Generating Co.
     Project,
     4.88%, 10/1/14                                    1,000           1,054
   Florence County IDR Bonds,
     Stone Container Corp.,
     7.38%, 2/1/07                                       165             165
  --------------------------------------------------------------------------
                                                                       1,219
  --------------------------------------------------------------------------
  TENNESSEE - 0.5%
   Memphis-Shelby County Airport Authority
     Special Facilities Revenue Refunding
     Bonds, Federal Express Corp.,
     5.00%, 9/1/09                                       750             787
  --------------------------------------------------------------------------
  TEXAS - 7.9%
   Austin City Convention Center Revenue
     Bonds, Series A, Convention Enterprise,
     Inc., First Tier,
     6.70%, 1/1/32                                       700             748
   Brazos River Authority Revenue
     Refunding Bonds, Series A (AMT),
     Texas Utilities Electric Co. Project,
     7.70%, 4/1/33                                     1,000           1,196
   Corpus Christi G.O. Certificates
     (FSA Insured), Prerefunded,
     5.75%, 3/1/11                                     1,000           1,118
   Dallas County Flood Control District
     No. 1 G.O. Unlimited Refunding
     Bonds,
     7.25%, 4/1/32                                     1,000           1,037

See Notes to the Financial Statements.

FIXED INCOME FUNDS     52      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6% - CONTINUED
  TEXAS - 7.9% - (CONTINUED)
   Gulf Coast Waste Disposal Authority
     Revenue Bonds (AMT), Valero Energy
     Corp. Project,
     6.65%, 4/1/32                                    $1,000          $1,090
   Houston Industrial Development Corp.
     Revenue Bonds (AMT), Air Cargo,
     6.38%, 1/1/23                                       500             518
   Houston Water & Sewer System Junior
     Lien Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     5.50%, 12/1/11                                    1,535           1,709
   Matagorda County Navigation District
     No. 1 Collateralized Revenue
     Refunding Bonds, Centerpoint Energy
     Houston Electric, LLC Project,
     5.60%, 3/1/27                                       500             526
   Port Corpus Christi Industrial
     Development Corp. Environmental
     Facilities Revenue Bonds (AMT),
     Citgo Petroleum Corp.,
     8.25%, 11/1/31                                    1,000           1,064
   Sabine River Authority Revenue Refunding
     Bonds, Series B, TXU Energy Co. LLC
     Project,
     6.15%, 8/1/22                                       500             547
   Sam Rayburn Municipal Power Agency
     Revenue Refunding Bonds,
     6.00%, 10/1/21                                      500             537
   Texas State Turnpike Authority Central
     Texas Turnpike Systems Revenue
     Bonds, Series A, First Tier
     (AMBAC Insured),
     5.50%, 8/15/39                                    1,000           1,080
   Travis County Health Facilities
     Development Corp. Retirement Revenue
     Bonds, Querencia Barton Creek Project,
     5.65%, 11/15/35                                   1,250           1,219
  --------------------------------------------------------------------------
                                                                      12,389
  --------------------------------------------------------------------------
  VIRGIN ISLANDS - 0.5%
   University of the Virgin Islands General
     Improvement Bonds, Series A,
     5.38%, 6/1/34                                       750             786
  --------------------------------------------------------------------------
  VIRGINIA - 3.6%
   Charles City & County IDA Solid
     Waste Disposal Facilities Revenue
     Bonds (AMT), Waste Management, Inc.
     Project,
     6.25%, Mandatory Put 4/1/12                         500             557

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  MUNICIPAL BONDS - 92.6%-  CONTINUED
  VIRGINIA - 3.6% - (CONTINUED)
   Chesapeake Hospital Authority Facility
     Revenue Bonds, Chesapeake General
     Hospital, Series A,
     5.25%, 7/1/18                                    $1,500          $1,579
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Asset Backed,
     5.63%, 6/1/37                                     1,350           1,401
   West Point IDA Solid Waste Disposal
     Revenue Bonds, Series A (AMT),
     Chesapeake Corp Project,
     6.38%, 3/1/19                                     2,000           2,024
  --------------------------------------------------------------------------
                                                                       5,561
  --------------------------------------------------------------------------
  WISCONSIN - 1.9%
   Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Series A,
     Beaver Dam Community Hospitals,
     6.75%, 8/15/34                                    1,000           1,042
   Wisconsin Health & Educational Facilities
     Authority Revenue Bonds, Vernon
     Memorial Healthcare Project,
     5.10%, 3/1/25                                     1,000             995
     5.25%, 3/1/35                                     1,000           1,000
  --------------------------------------------------------------------------
                                                                       3,037
  --------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
  --------------------------------------------------------------------------
  (COST $139,625)                                                    145,010
  --------------------------------------------------------------------------

                                                     NUMBER           VALUE
                                                   OF SHARES          (000S)
  INVESTMENT COMPANY - 4.1%
     AIM Tax Exempt Cash Fund                      6,424,801           6,425
  --------------------------------------------------------------------------
  TOTAL INVESTMENT COMPANY
  --------------------------------------------------------------------------
  (COST $6,425)                                                        6,425

See Notes to the Financial Statements.

                 NORTHERN FUNDS SEMIANNUAL REPORT     53      FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
HIGH YIELD MUNICIPAL FUND (continued)

                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     (000S)          (000S)
  SHORT-TERM INVESTMENTS - 3.4%
   Clarksville Public Building Authority
     Revenue VRDB, Pooled Financing -
     Tennessee Municipal Bond Fund
     (Bank of America LOC),
     2.82%, 10/3/05                                   $1,000          $1,000
   Colorado Educational & Cultural Facilities
     Authority Revenue VRDB, Student
     Housing Campus Village (Citibank LOC),
     2.77%, 10/6/05                                      700             700
   Harris County Health Facilities
     Development Corp. VRDB,
     Series B, The Methodist System,
     2.81%, 10/3/05                                    1,250           1,250
   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     2.71%, 10/6/05                                    1,350           1,350
   Loudoun County IDA Revenue VRDB,
     Series E, Howard Hughes Medical,
     2.82%, 10/3/05                                      100             100
   Medical Center Educational Building Corp.
     Revenue VRDB, Adult Hospital Project
     (AMBAC Insured),
     2.74%, 10/6/05                                      900             900
  --------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  --------------------------------------------------------------------------
  (COST $5,300)                                                        5,300
  --------------------------------------------------------------------------
  TOTAL INVESTMENTS - 100.1%
  --------------------------------------------------------------------------
  (COST $151,350)                                                    156,735
  --------------------------------------------------------------------------
   Liabilities less Other Assets - (0.1)%                               (161)
  --------------------------------------------------------------------------
  NET ASSETS - 100.0%                                               $156,574

(1) When-Issued Security

At September 30, 2005, the industry sectors for the High Yield Municipal Fund were:

  INDUSTRY SECTOR                                % OF INVESTMENTS
  Development                                              28.2%
  Medical                                                  20.4
  Pollution                                                 9.9
  Transportation                                            5.8
  All other sectors less than 5%                           35.7
  -------------------------------------------------------------
  Total                                                   100.0%

At September 30, 2005, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

  QUALITY DISTRIBUTION *                             %
  AAA                                              11.3%
  AA                                                0.7
  A                                                17.6
  BBB                                              32.2
  BB                                                7.9
  B                                                 2.5
  Not Rated                                        22.6
  Cash and Equivalents                              5.2
  -----------------------------------------------------
  Total                                           100.0%

*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS     54      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3%
ALABAMA - 0.9%
   Jefferson County Limited Obligation
     Revenue Bonds, Series A,
     5.25%, 1/1/14                                       $5,000          $5,421
--------------------------------------------------------------------------------
ALASKA - 0.7%
   Alaska International Airports (AMT),
     Series A (AMBAC Insured),
     5.13%, 10/1/11                                       3,905           4,114
--------------------------------------------------------------------------------
ARIZONA - 1.1%
   Phoenix Civic Improvement Corp. District
     Capital Appreciation Revenue Bonds,
     Series B (FGIC Insured), (1)
     0.00%, 7/1/30                                        6,000           4,506
   Phoenix Civic Improvement Corp.
     Water System Revenue Bonds,
     Junior Lien (MBIA Insured),
     4.75%, 7/1/25                                        2,000           2,052
--------------------------------------------------------------------------------
                                                                          6,558
--------------------------------------------------------------------------------
CALIFORNIA - 21.6%
   Anaheim PFA Revenue Bonds, Electric
     System Distributing Facilities
     (MBIA Insured),
     5.00%, 10/1/28                                       2,000           2,095
   California State Department of Water
     Resources Power Supply Revenue
     Bonds, Series A (AMBAC Insured),
     5.50%, 5/1/14                                        5,000           5,581
   California State Economic Recovery
     G.O. Bonds, Series A,
     5.00%, 7/1/16                                       10,000          10,608
     5.00%, 7/1/17                                        5,000           5,325
   California State Economic Recovery G.O.
     Bonds, Series A (MBIA Insured),
     5.25%, 7/1/13                                        5,000           5,536
   California State G.O. Bonds
     (AMBAC Insured), Prerefunded,
     5.00%, 10/1/07                                       2,620           2,746
   California State G.O. Bonds
     (AMBAC Insured),
     5.00%, 10/1/18                                         490             511
   California State G.O. Refunding Bonds,
     5.00%, 5/1/12                                        5,000           5,394
   California State G.O. Unlimited Bonds,
     5.75%, 5/1/30                                        2,500           2,734

                                                       PRINCIPAL
                                                         AMOUNT           VALUE
                                                         (000S)           (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
CALIFORNIA - 21.6% - (CONTINUED)
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series A, East Campus
     Apartments LLC (ACA Insured),
     5.25%, 8/1/14                                       $2,395          $2,525
   California Statewide Communities
     Development Authority Revenue
     Bonds, Series B, Kaiser Permanente,
     3.90%, Mandatory Put 7/1/14                          2,500           2,452
   Colton Joint Unified School District
     G.O. Unlimited Bonds, Series A
     (FGIC Insured),
     5.38%, 8/1/26                                        2,500           2,747
   Del Mar Race Track Authority
     Revenue Bonds,
     5.00%, 8/15/12                                         750             795
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series A,
     Enhanced Asset Backed
     (AMBAC Insured),
     5.00%, 6/1/21                                        3,000           3,141
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series A,
     Enhanced Asset Backed
     (FGIC Insured),
     5.00%, 6/1/35                                        8,325           8,655
     5.00%, 6/1/38                                        5,000           5,194
   Golden State Tobacco Securitization
     Corp. Revenue Bonds, Series B,
     Enhanced Asset Backed, Prerefunded,
     5.38%, 6/1/10                                        2,500           2,728
     5.60%, 6/1/10                                        1,100           1,211
     5.50%, 6/1/13                                        5,000           5,588
     5.50%, 6/1/13                                        3,500           3,919
   Los Angeles G.O. Unlimited Bonds,
     Series A (MBIA Insured),
     5.25%, 9/1/12                                       10,000          11,093
   Menlo Park G.O. Unlimited Bonds,
     5.25%, 8/1/27                                        1,000           1,080
   Moreland School District G.O.
     Unlimited Bonds, Series C,
     Election of 2002 (FGIC Insured),
     0.00%, 8/1/29                                        3,500             955
   Orange County Public Financing
     Authority Lease Revenue Refunding
     Bonds (MBIA Insured),
     5.00%, 7/1/16                                       10,000          10,894

See Notes to the Financial Statements.

                     NORTHERN FUNDS SEMIANNUAL REPORT   55   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
CALIFORNIA - 21.6% - (CONTINUED)
   Orange County Sanitation District COP
     (FGIC Insured),
     5.25%, 2/1/28                                       $5,000          $5,313
   Riverside County PFA Tax Allocation
     Revenue Bonds, Series A,
     Redevelopment Projects
     (XLCA Insured),
     5.00%, 10/1/17                                       3,555           3,806
   Sacramento Municipal Utility District
     Electric Revenue Bonds, Series R
     (MBIA Insured),
     5.00%, 8/15/14                                      10,000          10,982
   University of California Revenue
     Bonds, Mutiple Purpose Projects,
     Series Q (FSA Insured),
     5.00%, 9/1/31                                        1,000           1,041
--------------------------------------------------------------------------------
                                                                        124,649
--------------------------------------------------------------------------------
COLORADO - 1.1%
   Denver City & County Airport Revenue
     Bonds, Series A (XLCA Insured),
     5.00%, 11/15/18                                      3,000           3,201
   Denver City & County Airport Revenue
     Refunding Bonds, Series E (AMT)
     (FGIC Insured),
     5.50%, 11/15/18                                      1,000           1,078
   Metro Wastewater Reclamation
     District Gross Revenue Refunding
     Bonds, Sewer Project,
     5.45%, 4/1/12                                        2,000           2,103
--------------------------------------------------------------------------------
                                                                          6,382
--------------------------------------------------------------------------------
CONNECTICUT - 1.3%
   Connecticut State G.O. Unlimited Bonds,
     Series D, Prerefunded,
     5.38%, 11/15/12                                      6,650           7,401
--------------------------------------------------------------------------------
FLORIDA - 2.0%
   JEA Water & Sewer System Revenue
     Bonds, Series C (FSA Insured),
     5.00%, 10/1/39                                       5,000           5,097
   Sunrise Utility System Revenue
     Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 10/1/15                                       5,985           6,726
--------------------------------------------------------------------------------
                                                                         11,823
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
GEORGIA - 3.8%
   Burke County Development Authority
     PCR Bonds, Georgia Power Co.
     (FGIC Insured),
     4.75%, 5/1/34                                       $5,000          $5,024
   Fulton County Facilities Corp. COP,
     Fulton County Public Purpose Project
     (AMBAC Insured),
     5.50%, 11/1/18                                       6,500           7,130
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     6.40%, 1/1/07                                        1,570           1,632
   Georgia Municipal Electric Authority
     Power Revenue Bonds, Series W,
     Escrowed to Maturity, Prerefunded,
     6.40%, 1/1/07                                          220             229
     6.40%, 1/1/07                                          210             219
   Georgia State G.O. Unlimited Bonds,
     Series D,
     5.00%, 11/1/12                                       6,000           6,503
   Milledgeville-Baldwin County
     Development Authority Revenue
     Bonds, College & State University
     Funding,
     5.50%, 9/1/24                                        1,000           1,048
--------------------------------------------------------------------------------
                                                                         21,785
--------------------------------------------------------------------------------
ILLINOIS - 5.0%
   Chicago G.O. Bonds, Neighborhoods
     Alive 21 Program (FGIC Insured),
     Prerefunded,
     5.38%, 1/1/11                                        2,500           2,734
   Chicago O'Hare International Airport
     Revenue Bonds, Series A, Passenger
     Facilities Charge (AMBAC Insured),
     5.60%, 1/1/09                                        5,000           5,131
   Chicago Park District Parking
     Facilities Revenue Bonds
     (ACA Insured), Prerefunded,
     6.25%, 1/1/10                                        5,480           6,105
   Chicago Wastewater Transmission
     Second Lien Revenue Bonds
     (MBIA Insured), Prerefunded,
     6.00%, 1/1/10                                        1,000           1,116
     6.00%, 1/1/10                                        1,000           1,116
   Illinois Development Finance Authority
     Economic Development Revenue
     Bonds, Latin School of Chicago Project,
     5.60%, 8/1/18                                          500             513

See Notes to the Financial Statements.

FIXED INCOME FUNDS   56   NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
ILLINOIS - 5.0% - (CONTINUED)
   Illinois Development Finance Authority
     Revenue Bonds, Series B, Midwestern
     University Project,
     5.75%, 5/15/16                                        $500            $536
   Illinois Educational Facilities Authority
     Adjustable Revenue Bonds, Field
     Museum of Natural History Project,
     4.60%, Mandatory Put 11/1/15                         4,250           4,328
   Illinois Educational Facilities Authority
     Student Housing Revenue Bonds,
     Educational Advancement Fund
     University Center Project,
     6.00%, 5/1/22                                          750             803
   Illinois Health Facilities Authority
     Revenue Bonds, Riverside Health
     System,
     6.00%, 11/15/32                                      1,000           1,070
   Metropolitan Pier & Exposition Authority
     Revenue Bonds, Series A, McCormick
     Place Expansion (MBIA Insured),
     5.25%, 6/15/42                                       5,000           5,225
--------------------------------------------------------------------------------
                                                                         28,677
--------------------------------------------------------------------------------
INDIANA - 0.4%
   Avon Community School Building Corp.
     Revenue Bonds, First Mortgage
     (AMBAC Insured), Prerefunded,
     5.25%, 7/1/06                                        1,335           1,384
   Indiana Development Finance Authority
     Environmental Revenue Refunding
     Bonds, USX Corp. Project,
     5.25%, Mandatory Put 12/2/11                         1,000           1,070
--------------------------------------------------------------------------------
                                                                          2,454
--------------------------------------------------------------------------------
IOWA - 0.7%
   Iowa Finance Authority Hospital Facility
     Revenue Bonds, Mercy Medical Center
     Project (FSA Insured),
     6.00%, 8/15/15                                       3,610           3,971
--------------------------------------------------------------------------------
KANSAS - 2.4%
   Kansas State Department of
     Transportation, Highway Revenue
     Refunding Bonds, Series A,
     5.00%, 9/1/11                                       10,000          10,846

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
KANSAS - 2.4% - (CONTINUED)
   Wichita Hospital Improvement Facilities
     Revenue Refunding Bonds, Series III,
     5.25%, 11/15/15                                     $1,385          $1,461
     6.25%, 11/15/18                                      1,600           1,764
--------------------------------------------------------------------------------
                                                                         14,071
--------------------------------------------------------------------------------
MASSACHUSETTS - 6.4%
   Lawrence G.O. Limited Bonds
   (AMBAC Insured - State Aid Withholding),
     5.50%, 2/1/16                                        2,625           2,872
   Massachusetts State Consolidated Loan
     G.O. Unlimited Bonds, Series B,
     5.75%, 6/1/10                                        3,000           3,308
   Massachusetts State Consolidated Loan
     G.O. Unlimited Bonds, Series B,
     Prerefunded,
     5.70%, 6/1/10                                       10,000          11,045
   Massachusetts State Health &
     Educational Facilities Authority
     Revenue Bonds, Series B, Partners
     Healthcare System,
     5.25%, 7/1/12                                        3,450           3,667
   Massachusetts State Housing Finance
     Agency Revenue Bonds, Series B,
     3.70%, 12/1/09                                      10,000          10,033
     4.15%, 6/1/11                                        5,000           5,027
   Massachusetts State Housing Finance
     Agency Revenue Bonds, Series III
     (AMT), Single Family,
     3.45%, 12/1/09                                       1,050           1,041
--------------------------------------------------------------------------------
                                                                         36,993
--------------------------------------------------------------------------------
MICHIGAN - 1.3%
   Michigan State Strategic Fund Ltd.
     Obligation Revenue Refunding
     Bonds, Series CC, Detroit Edison Co.
     Project (AMBAC Insured),
     4.85%, Mandatory Put 9/1/11                          4,500           4,734
   Wayne Charter County Airport Revenue
     Bonds, Series B (MBIA Insured),
     4.88%, 12/1/23                                       2,500           2,545
--------------------------------------------------------------------------------
                                                                          7,279
--------------------------------------------------------------------------------
MINNESOTA - 0.1%
   Minnesota State Housing Finance
     Agency SFM Revenue Bonds, Series A
     (MBIA Insured),
     5.35%, 7/1/17                                          630             648
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

                        NORTHERN FUNDS SEMIANNUAL REPORT  57  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
NEW JERSEY - 2.4%
   New Jersey Economic Development
     Authority Revenue Bonds,
     Cigarette Tax,
     5.63%, 6/15/19                                      $3,985          $4,257
   New Jersey Economic Development
     Authority Revenue Bonds, Series O, (1)
     5.13%, 3/1/30                                        4,000           4,199
   New Jersey Health Care
     Facilities Financing Authority Revenue
     Refunding Bonds, Atlantic City
     Medical Center,
     6.25%, 7/1/17                                        1,000           1,126
   New Jersey State G.O. Refunding Bonds,
     Series M (AMBAC Insured),
     5.50%, 7/15/17                                       2,000           2,278
   New Jersey Transportation Trust Fund
     Authority Revenue Bonds, Series A
     (MBIA Insured),
     5.25%, 12/15/12                                      2,000           2,203
--------------------------------------------------------------------------------
                                                                         14,063
--------------------------------------------------------------------------------
NEW MEXICO - 1.3%
   Farmington PCR Refunding Bonds,
     Series A, El Paso Electric Co. Project
     (FGIC Insured),
     4.00%, Mandatory Put 8/1/12                          2,000           2,014
   Santa Fe City Gross Receipts TRB,
     6.00%, 6/1/11                                        5,250           5,610
--------------------------------------------------------------------------------
                                                                          7,624
--------------------------------------------------------------------------------
NEW YORK - 16.9%
   Metropolitan Transportation Authority
     Dedicated Tax Fund Revenue Bonds,
     Series A (FGIC Insured), Prerefunded,
     6.13%, 4/1/10                                        3,815           4,276
   Metropolitan Transportation Authority
     Revenue Refunding Bonds, Series A
     (AMBAC Insured),
     5.50%, 11/15/14                                     10,000          11,329
   Nassau County Interim Finance Authority
     Revenue Bonds, Series A, Sales Tax
     Secured, Prerefunded,
     5.63%, 11/15/05                                      1,840           1,865
   New York City G.O. Bonds, Series A,
     6.00%, 5/15/19                                         335             370
   New York City G.O. Unlimited Refunding
     Bonds, Series B,
     5.75%, 8/1/14                                        5,000           5,553

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
NEW YORK - 16.9% - (CONTINUED)
   New York City IDA Special Airport
     Facilities Revenue Bonds, Series A
     (AMT), Airis JFK I LLC Project,
     6.00%, 7/1/27                                         $500            $511
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (FSA Insured), (1)
     4.50%, 6/15/28                                       1,875           1,849
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured),
     5.63%, 6/15/19                                       1,330           1,367
   New York City Municipal Water
     Finance Authority Water & Sewer
     Systems Revenue Bonds, Series A
     (MBIA-IBC Insured), Prerefunded,
     5.63%, 6/15/06                                         670             690
   New York City Transit Authority
     Metropolitan Transportation
     Authority Triborough COP, Series A
     (AMBAC Insured), Prerefunded,
     5.25%, 1/1/10                                       10,000          10,896
   New York City Transitional Finance
     Authority Revenue Bonds, Series C,
     Future Tax Secured, Prerefunded,
     5.88%, 5/1/10                                        5,000           5,604
   New York Municipal Bond Bank
     Agency Revenue Bonds, Series C
     (State-Aid Withholding),
     5.25%, 6/1/17                                       10,000          10,770
   New York State Dormitory Authority
     Revenue Bonds, Series A, City
     University System (FGIC Insured),
     5.00%, 7/1/13                                        5,000           5,445
   New York State Environmental
     Facilities Corp. Revenue Bonds, Series
     A, State Clean Water & Drinking
     Revolving Funds,
     6.00%, 6/15/16                                       1,330           1,459
   New York State Environmental
     Facilities Corp. Revenue Bonds,
     Series A, State Clean Water & Drinking
     Revolving Funds, Prerefunded,
     6.00%, 6/15/09                                         170             187

See Notes to the Financial Statements.

FIXED INCOME FUNDS  58  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
NEW YORK - 16.9% - (CONTINUED)
   New York State Thruway Authority
     Revenue Bonds, Series B, Highway and
     Bridge Trust Fund (FGIC Insured),
     5.00%, 4/1/13                                       $5,000          $5,438
   New York State Tollway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds, Series A
     (FSA Insured), Prerefunded,
     6.00%, 4/1/10                                        1,000           1,124
   New York State Tollway Authority Service
     Contract Revenue Bonds, Local
     Highway & Bridge (AMBAC Insured),
     Prerefunded,
     5.38%, 4/1/10                                        2,500           2,746
   New York State Urban Development
     Corp. Revenue Bonds, Series A,
     Personal Income Tax State
     Facilities, Prerefunded,
     5.50%, 3/15/12                                       5,000           5,587
   New York State Urban Development Corp.
     Subordinate Lien Revenue Bonds
     (G.O. of Corp.),
     5.50%, 7/1/16                                        1,250           1,293
   Port Authority of New York & New Jersey
     Revenue Bonds, Series 127 (AMT)
     (AMBAC Insured - G.O. of Authority),
     5.50%, 12/15/12                                      1,735           1,920
   Tobacco Settlement Financing
     Corp. Revenue Bonds, Series A-1,
     Asset-Backed,
     5.25%, 6/1/13                                        4,000           4,197
   Tobacco Settlement Financing Corp.
     Revenue Bonds, Series C-1,
     5.25%, 6/1/13                                        5,000           5,247
     5.50%, 6/1/15                                        5,000           5,393
   Triborough Bridge & Tunnel Authority
     Revenue Bonds, Series A, General
     Purpose (MBIA-IBC Insured - G.O.
     of Authority), Prerefunded,
     5.00%, 1/1/12                                        2,500           2,718
--------------------------------------------------------------------------------
                                                                         97,834
--------------------------------------------------------------------------------
NORTH CAROLINA - 1.6%
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series A,
     5.20%, 1/1/10                                        2,505           2,651

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        (000S)           (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
NORTH CAROLINA - 1.6% - (CONTINUED)
   North Carolina Eastern Municipal Power
     Agency Power System Revenue
     Refunding Bonds, Series B,
     6.00%, 1/1/06                                       $1,500          $1,511
     6.13%, 1/1/09                                        5,000           5,346
--------------------------------------------------------------------------------
                                                                          9,508
--------------------------------------------------------------------------------
OHIO - 0.6%
   Akron G.O. Limited Bonds, Prerefunded,
     5.75%, 12/1/10                                       1,000           1,123
   Ohio Housing Finance Agency Mortgage
     Revenue Bonds, Series C (AMT),
     Residential Mortgage-Backed
     Securities (Colld. by GNMA Securities),
     5.15%, 3/1/13                                          865             894
   River Valley Local School District G.O.
     Bonds, School Facilities Construction
     & Improvement (FSA Insured),
     5.25%, 11/1/20                                       1,235           1,331
--------------------------------------------------------------------------------
                                                                          3,348
--------------------------------------------------------------------------------
OREGON - 1.0%
   Port of Portland Revenue Bonds, Series
     A, Portland International Airport
     (AMBAC Insured),
     5.50%, 7/1/24                                        2,000           2,144
   Portland City Airport Way Urban
     Renewal & Redevelopment Tax
     Increment Bonds, Series A
     (AMBAC Insured), Prerefunded,
     6.00%, 6/15/10                                       3,450           3,884
--------------------------------------------------------------------------------
                                                                          6,028
--------------------------------------------------------------------------------
PENNSYLVANIA - 2.0%
   Allegheny County Port Authority
     Transportation Special Revenue
     Bonds (MBIA Insured), Prerefunded,
     6.00%, 3/1/09                                        2,565           2,821
   Pennsylvania Economic Development
     Financing Authority Exempt Facilities
     Revenue Bonds, Series A
     (AMT), Amtrak Project,
     6.13%, 11/1/21                                       1,200           1,284
   Pennsylvania Housing Finance
     Agency SFM Revenue Bonds,
     Series 72A (AMT),
     4.80%, 4/1/12                                          750             774

See Notes to the Financial Statements.

                        NORTHERN FUNDS SEMIANNUAL REPORT  59  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
INTERMEDIATE TAX-EXEMPT FUND (continued)

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
PENNSYLVANIA - 2.0% - (CONTINUED)
   Pennsylvania State Higher Education
     Revenue Bonds, Capital Acquisition
     (MBIA Insured - G.O. of Agency),
     Prerefunded,
     6.00%, 12/15/10                                     $1,815          $2,047
     6.13%, 12/15/10                                      1,925           2,182
   Pennsylvania State Higher Educational
     Facilities Authority Revenue Bonds,
     Series A, UPMC Health System,
     6.00%, 1/15/22                                       2,000           2,190
--------------------------------------------------------------------------------
                                                                         11,298
--------------------------------------------------------------------------------
PUERTO RICO - 1.9%
   Puerto Rico Commonwealth Highway
     & Transportation Authority
     Transportation Revenue Bonds,
     Series D, Prerefunded,
     5.25%, 7/1/12                                       10,000          11,019
--------------------------------------------------------------------------------
TENNESSEE - 0.4%
   Memphis-Shelby County Airport Authority
     Revenue Bonds, Series D (AMT)
     (AMBAC Insured),
     6.25%, 3/1/15                                        2,000           2,210
--------------------------------------------------------------------------------
TEXAS - 3.5%
   Austin City Utilities System Revenue
     Refunding Bonds (FSA Insured),
     5.13%, 11/15/17                                      3,000           3,107
   Ennis Independent School District 903
     Capital Appreciation G.O. Unlimited
     Refunding Bonds (PSF Gtd.),
     0.00%, 8/15/26                                       3,365             965
   Frisco Independent School District
     Building G.O. Unlimited Bonds
     (PSF Gtd.),
     6.50%, 8/15/14                                       1,535           1,797
   Harris County Health Facilities
     Development Corp. Revenue
     Bonds, Series A, Christus Health
     (MBIA Insured),
     5.25%, 7/1/07                                          500             517
   Houston Utility System Revenue
     Refunding Bonds, Combined First Lien
     (FSA Insured),
     5.00%, 11/15/16                                      5,000           5,445

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
TEXAS - 3.5% - (CONTINUED)
   Sam Rayburn Municipal Power
     Agency Revenue Refunding Bonds,
     5.50%, 10/1/10                                      $1,000          $1,063
     6.00%, 10/1/16                                       1,000           1,075
     6.00%, 10/1/21                                       1,250           1,344
   San Antonio Electricity & Gas Revenue
     Bonds, Series A,
     5.25%, 2/1/14                                        1,625           1,735
   San Antonio Electricity & Gas Revenue
     Bonds, Series A, Prerefunded,
     5.25%, 2/1/09                                          875             940
   Texas Municipal Power Agency
     Revenue Refunding Bonds
     (AMBAC Insured),
     4.00%, 9/1/12                                        2,000           2,012
--------------------------------------------------------------------------------
                                                                         20,000
--------------------------------------------------------------------------------
VIRGINIA - 4.1%
   Fairfax County G.O. Refunding
     Bonds, Series A, Public Improvement
     (State Aid Withholding),
     5.00%, 10/1/13                                      10,000          10,991
   Virginia Housing Development
     Authority Commonwealth Mortgage
     Revenue Bonds, Subseries J-1
     (MBIA Insured - G.O. of Authority),
     4.75%, 1/1/12                                        3,000           3,146
   Virginia Public Building Authority
     Public Facilities Revenue Refunding
     Bonds, Series B,
     5.00%, 8/1/13                                        3,500           3,821
   Virginia Public School Authority
     Revenue Refunding Bonds, Series C,
     School Financing 1997
     (State Aid Withholding),
     5.00%, 8/1/13                                        5,000           5,458
--------------------------------------------------------------------------------
                                                                         23,416
--------------------------------------------------------------------------------
WASHINGTON - 2.8%
   King County Sewer Revenue Bonds,
     Second Series (FGIC Insured),
     Prerefunded,
     6.25%, 1/1/09                                        5,020           5,538

See Notes to the Financial Statements.

FIXED INCOME FUNDS  60  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
MUNICIPAL BONDS - 87.3% - CONTINUED
WASHINGTON - 2.8% - (CONTINUED)
   Washington State G.O. Unlimited
     Bonds, Series S-4,
     5.75%, 1/1/12                                      $10,000         $10,889
--------------------------------------------------------------------------------
                                                                         16,427
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $490,088)                                                         505,001

                                                       NUMBER           VALUE
                                                     OF SHARES          (000S)
INVESTMENT COMPANIES - 2.9%
   AIM Tax Exempt Cash Fund                          15,144,343          15,144
   Dreyfus Tax-Exempt Cash
     Management Fund                                  1,321,732           1,322
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $16,466)                                                           16,466

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
SHORT-TERM INVESTMENTS - 10.5%
   Burke County Development Authority
     Revenue Bonds, Series A, Oglethorpe
     Power Corp. (AMBAC Insured),
     2.82%, 10/3/05                                      $7,400           7,400
   Clarksville Public Building Authority
     Revenue VRDB, Pooled Financing -
     Tennessee Municipal Bond Fund
     (Bank of America LOC),
     2.82%, 10/3/05                                       4,065           4,065
   Harris County Health Facilities
     Development Corp. VRDB, Series B,
     Methodist System,
     2.81%, 10/3/05                                      27,150          27,150
   Illinois Health Facilities Authority VRDB,
     University of Chicago Hospital
     (MBIA Insured),
     2.81%, 10/3/05                                       9,800           9,800
   Los Angeles Department of Water &
     Power Waterworks Revenue VRDB,
     Subseries B-1,
     2.71%, 10/6/05                                       3,150           3,150
   Medical Center Educational Building
     Corp. Revenue VRDB, Adult Hospital
     Project (AMBAC Insured),
     2.74%, 10/6/05                                          35              35

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
SHORT-TERM INVESTMENTS - 10.5% - CONTINUED
   Missouri State Health & Educational
     Facilities Authority Revenue Bonds,
     Cox Health System (AMBAC Insured),
     2.95%, 10/3/05                                      $9,000          $9,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $60,600)                                                           60,600

TOTAL INVESTMENTS - 100.7%
--------------------------------------------------------------------------------
(COST $567,154)                                                         582,067
--------------------------------------------------------------------------------
     Liabilities less Other Assets - (0.7)%                              (4,318)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $577,749

(1) When-Issued Security

At September 30, 2005, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR                                                % OF INVESTMENTS
Agriculture                                                                 7.8%
Development                                                                 7.4
Facilities                                                                  5.3
General                                                                     6.3
General Obligation                                                         15.2
Medical                                                                    10.6
Power                                                                       6.1
Transportation                                                             11.6
Utilities                                                                   7.2
All other sectors less than 5%                                             22.5
--------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                        %
AAA                                                                        51.6%
AA                                                                         20.2
A                                                                          11.7
BBB                                                                         4.2
SP1/MIG2                                                                    0.4
Cash and Equivalents                                                       11.9
--------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

                        NORTHERN FUNDS SEMIANNUAL REPORT  61  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
U.S. GOVERNMENT AGENCIES - 76.4% (1)
FANNIE MAE - 48.0%
        3.13%, 7/15/06                                   $5,000          $4,954
        3.00%, 3/2/07                                     1,780           1,746
        3.63%, 3/15/07                                    6,000           5,938
        5.25%, 4/15/07                                   19,185          19,427
        3.88%, 5/15/07                                    3,347           3,320
        3.25%, 1/15/08                                    6,700           6,529
        4.30%, 5/5/08                                     4,155           4,123
        4.50%, 8/15/08                                    1,745           1,737
        4.00%, 1/26/09                                    2,175           2,138
        4.13%, 5/15/10                                      750             737
    Pool # 555649,
        7.50%, 10/1/32                                      387             410
    Pool # 725185,
        5.00%, 2/1/19                                     4,567           4,558
    Pool # 725787,
        5.00%, 9/1/19                                     6,630           6,615
    Pool # 753715,
        6.00%, 12/1/18                                    1,310           1,347
    Pool # 761468,
        4.50%, 5/1/19                                     4,559           4,467
    Pool # 813882,
        4.50%, 6/1/20                                     4,582           4,489
--------------------------------------------------------------------------------
                                                                         72,535
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 4.4%
        4.25%, 10/10/08                                   2,780           2,768
        3.75%, 1/15/09                                    2,410           2,357
        4.13%, 7/17/09                                    1,525           1,506
--------------------------------------------------------------------------------
                                                                          6,631
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 2.6%
        3.50%, 1/18/07                                      155             153
        4.25%, 4/16/07                                    3,797           3,789
--------------------------------------------------------------------------------
                                                                          3,942
--------------------------------------------------------------------------------
FREDDIE MAC - 17.5%
        3.75%, 3/15/07                                    3,665           3,632
        4.30%, 5/5/08                                     4,030           4,005
        4.25%, 7/15/09                                    8,265           8,194
        4.13%, 7/12/10                                    7,640           7,515
        4.75%, 12/8/10                                      700             699
    Pool # 410092,
        4.64%, 11/1/24                                       59              61

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        (000S)          (000S)
U.S. GOVERNMENT AGENCIES - 76.4% (1) - CONTINUED
FREDDIE MAC - 17.5% - (CONTINUED)
   Series 2944, Class WD,
     5.50%, 11/15/28                                    $ 2,365          $2,380
--------------------------------------------------------------------------------
                                                                         26,486
--------------------------------------------------------------------------------
FREDDIE MAC GOLD - 2.5%
   Pool #E91020,
     5.50%, 8/1/17                                        2,710           2,750
   Pool #G01824,
     6.50%, 5/1/35                                        1,054           1,084
--------------------------------------------------------------------------------
                                                                          3,834
--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - 1.4%
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                       2,070           2,086
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
(COST $117,031)                                                         115,514
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 13.8%
U.S. TREASURY NOTES - 13.8%
     2.75%, 8/15/07                                       3,550           3,460
     4.13%, 8/15/10                                      17,447          17,369
--------------------------------------------------------------------------------
                                                                         20,829
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $20,999)                                                           20,829
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 12.3%
   FHLB Discount Note,
     3.22%, 10/3/05                                      18,585          18,582
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $18,582)                                                           18,582
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.5%
--------------------------------------------------------------------------------
(COST $156,612)                                                         154,925
        Liabilities less Other Assets - (2.5)%                           (3,793)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $151,132

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.


FIXED INCOME FUNDS  62  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

At September 30, 2005, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                       100.0%
--------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

                        NORTHERN FUNDS SEMIANNUAL REPORT  63  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                               (000S)           (000S)
MUNICIPAL BONDS - 97.6%
ARIZONA - 4.4%
  Arizona Student Loan Acquisition
    Authority Revenue Refunding Bonds,
    Series A-1 (AMT) (Student Loans Gtd.),
    5.90%, 5/1/24                               $1,000          $1,065
  Maricopa County Unified School District
    No. 41 Gilbert G.O. Unlimited Bonds,
    6.25%, 7/1/15                                  235             249
  Maricopa County Unified School
    District No. 41 Gilbert G.O. Unlimited
    Bonds, Prerefunded,
    6.25%, 7/1/08                                2,765           2,989
  Maricopa County Unified School
    District No. 69 Paradise Valley G.O.
    Unlimited Bonds, Series B,
    8.50%, 7/1/06                                5,500           5,723
  Phoenix Civic Improvement Corp.
    Water System Revenue Bonds, Junior Lien
    (MBIA Insured),
    4.75%, 7/1/25                                2,000           2,052
  Phoenix G.O. Bonds, Series B (MBIA
    Insured),
    4.50%, 7/1/25                                1,000           1,008
  Pinal County COP,
    5.00%, 12/1/29                               2,500           2,538
  Salt River Project Agricultural
    Improvement & Power District Electric
    System Revenue Bonds, Series A, Salt
    River Improvement Project,
    4.75%, 1/1/35                                5,000           5,068
----------------------------------------------------------------------
                                                                20,692
----------------------------------------------------------------------
CALIFORNIA - 24.4%
  Anaheim PFA Revenue Bonds, Electric
    System Distributing Facilities (MBIA
    Insured),
    5.00%, 10/1/28                               2,345           2,457
  California State Department of
    Veterans Affairs Revenue Bonds,
    Series A,
    4.75%, 12/1/25                               2,000           2,025
  California State Department of Water
    Resources Power Supply Revenue Bonds,
    Series A,
    6.00%, 5/1/14                               12,000          13,729
  California State Economic Recovery G.O.
    Bonds, Series A,
    5.00%, 7/1/16                               10,000          10,608

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                               (000S)           (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
CALIFORNIA - 24.4% - (CONTINUED)
  California State Economic Recovery G.O.
    Bonds, Series A (MBIA Insured),
    5.25%, 7/1/13                               $5,000          $5,536
  California State G.O. Refunding Bonds,
    5.00%, 5/1/12                                5,000           5,394
  California State G.O. Unlimited Bonds,
    5.75%, 5/1/30                                2,500           2,734
  California Statewide Communities
    Development Authority Revenue Bonds,
    Series B, Kaiser Permanente,
    3.90%, Mandatory Put 7/1/14                  2,500           2,451
  Fresno Unified School District G.O.
    Bonds, Series D, Election of 2001 (MBIA
    Insured),
    4.13%, 8/1/23                                1,235           1,195
  Golden State Tobacco Securitization Corp.
    Revenue Bonds, Series A, Enhanced Asset
    Backed,
    5.00%, 6/1/45                                5,000           5,070
  Golden State Tobacco Securitization Corp.
    Revenue Bonds, Series A, Enhanced
    Asset Backed (FGIC Insured),
    5.00%, 6/1/35                                7,000           7,277
    5.00%, 6/1/38                                5,000           5,194
  Golden State Tobacco Securitization Corp.
    Revenue Bonds, Series B, Enhanced Asset
    Backed, Prerefunded,
    5.38%, 6/1/10                                2,500           2,728
    5.50%, 6/1/13                                5,000           5,588
  Golden State Tobacco Securitization Corp.
    Revenue Bonds, Series B, Enhanced Asset
    Backed, Prerefunded,
    5.60%, 6/1/10                                1,250           1,376
  Kern High School District G.O. Unlimited
    Refunding Bonds, Series A (MBIA
    Insured),
    6.60%, 2/1/17                                1,845           2,139
    6.60%, 8/1/17                                1,825           2,115
  La Habra City School District G.O.
    Capital Appreciation Bonds, Series A
    (FSA Insured),
    0.00%, 8/1/27                                2,225             777
  Los Angeles Convention & Exhibition
    Center Authority COP, Prerefunded,
    9.00%, 12/1/05                               6,000           6,062
    9.00%, 12/1/05                               6,000           6,062

See Notes to the Financial Statements.

FIXED INCOME FUNDS       64       NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                               (000S)           (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
CALIFORNIA - 24.4% - (CONTINUED)
  Los Angeles County Metropolitan
    Transportation Authority Sales TRB,
    Series A, First Tier Senior (AMBAC
    Insured),
    4.50%, 7/1/32                               $2,000          $1,959
  Menlo Park G.O. Unlimited Bonds,
    5.25%, 8/1/27                                1,000           1,080
  Moreland School District G.O. Unlimited
    Bonds, Series C, Election of 2002
    (FGIC Insured),
    0.00%, 8/1/28                                3,000             871
  Orange County Sanitation District COP
    (FGIC Insured),
    5.25%, 2/1/28                               12,310          13,080
  Riverside County Public Financing
    Authority Tax Allocation Revenue Bonds,
    Series A, Redevelopment Projects (XLCA
    Insured),
    4.50%, 10/1/22                               4,430           4,420
  Santa Monica Community College District
    Capital Appreciation G.O. Bonds, Series
    C, Election of 2002 (MBIA Insured),
    0.00%, 8/1/21                                5,485           2,533
  Walnut Valley Unified School District
    G.O. Unlimited Bonds, Series A (MBIA
    Insured), Escrowed to Maturity,
    6.00%, 8/1/13                                1,000           1,163
----------------------------------------------------------------------
                                                               115,623
----------------------------------------------------------------------
COLORADO - 1.3%
  Colorado Health Facilities Authority
    Revenue Bonds, Portercare Adventist
    Health Hospital, Prerefunded,
    6.50%, 11/15/11                              1,000           1,172
  Denver City & County Airport Revenue
    Refunding Bonds, Series E (AMT) (FGIC
    Insured),
    5.50%, 11/15/18                              1,000           1,078
  Denver City & County Special Facilities
    Airport Revenue Bonds, Series A (AMT),
    Rental Car Project (MBIA Insured),
    6.00%, 1/1/14                                3,360           3,629
----------------------------------------------------------------------
                                                                 5,879
----------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)

MUNICIPAL BONDS - 97.6% - CONTINUED
CONNECTICUT - 2.1%
  Connecticut State Special Tax Obligation
    Revenue Bonds, Series A, Transportation
    Infrastructure, Partially Prerefunded,
    7.13%, 6/1/10                               $8,625          $9,899
FLORIDA - 9.5%
  Crossings at Fleming Island Community
    Development District Special Assessment
    Revenue Refunding Bonds, Series C,
    7.05%, 5/1/15                                1,600           1,700
  Florida State Board of Education Capital
    Outlay G.O. Unlimited Bonds,
    9.13%, 6/1/14                                2,090           2,715
  Florida State Board of Education Capital
    Outlay G.O. Unlimited Refunding Bonds,
    Escrowed to Maturity,
    9.13%, 6/1/14                                  325             423
  Florida State Broward County G.O.
    Unlimited Bonds, Escrowed to Maturity,
    10.00%, 7/1/14                              15,950          21,847
  Orlando Utilities Commission Water &
    Electric Revenue Refunding Bonds,
    Series D, Escrowed to Maturity,
    6.75%, 10/1/17                               7,700           9,345
  Pinellas County Sewer Revenue Bonds
    (MBIA Insured), Escrowed to Maturity,
    5.75%, 10/1/05                               2,500           2,500
  Poinciana Community Development
    District Special Assessment Bonds,
    Series A,
    7.13%, 5/1/31                                1,000           1,053
  Sunrise Utility System Revenue Refunding
    Bonds, Series A (AMBAC Insured),
    5.50%, 10/1/15                               4,975           5,591
----------------------------------------------------------------------
                                                                45,174
----------------------------------------------------------------------
GEORGIA - 4.5%
  Burke County Development Authority PCR
    Bonds, Georgia Power Co. (FGIC
    Insured),
    4.75%, 5/1/34                                5,025           5,049
  De Kalb County Water & Sewer Revenue
    Bonds,
    5.38%, 10/1/35                               6,200           6,696

See Notes to the Financial Statements.

            NORTHERN FUNDS SEMIANNUAL REPORT       65       FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
GEORGIA - 4.5% - (CONTINUED)
  Forsyth County G.O. Unlimited Bonds,
    Prerefunded,
    6.00%, 3/1/10                               $3,290          $3,683
  Gainesville & Hall County Development
    Authority Revenue Bonds, Series C,
    Senior Living Facilities - Lanier
    Village,
    7.25%, 11/15/29                              2,000           2,209
  Georgia Municipal Electric Authority
    Power Revenue Bonds, Series B (FGIC
    Insured),
    6.38%, 1/1/16                                2,300           2,763
  Private Colleges & Universities Authority
    Student Housing Revenue Bonds,
    Series A, Mercer Housing Corp. Project,
    6.00%, 6/1/21                                1,000           1,048
----------------------------------------------------------------------
                                                                21,448
----------------------------------------------------------------------
ILLINOIS - 5.5%
  Bolingbrook Capital Appreciation G.O.
    Unlimited Bonds, Series B (MBIA
    Insured),
    0.00%, 1/1/33                                1,400             319
  Chicago G.O. Bonds, Neighborhoods Alive
    21 Program (FGIC Insured), Prerefunded,
    5.38%, 1/1/11                                2,500           2,734
  Chicago O'Hare International Airport Third
    Lien Revenue Bonds, Series B-2 (AMT)
    (XLCA Insured),
    6.00%, 1/1/29                               11,000          12,287
  Chicago Park District Parking Facilities
    Revenue Bonds (ACA Insured),
    Prerefunded,
    6.00%, 1/1/10                                3,000           3,313
  Illinois Development Finance Authority
    Economic Development Revenue Bonds,
    Latin School of Chicago Project,
    5.60%, 8/1/18                                  350             360
  Illinois Educational Facilities Authority
    Student Housing Revenue Bonds,
    Educational Advancement Fund University
    Center Project,
    6.00%, 5/1/22                                  750             803
  Illinois Health Facilities Authority
    Revenue Bonds, Riverside Health System,
    6.00%, 11/15/32                              1,000           1,070

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)

MUNICIPAL BONDS - 97.6% - CONTINUED
ILLINOIS - 5.5% - (CONTINUED)
  Metropolitan Pier & Exposition Authority
    Revenue Bonds, Series A, McCormick
    Place Expansion (MBIA Insured),
    5.25%, 6/15/42                              $5,000          $5,225
----------------------------------------------------------------------
                                                                26,111
----------------------------------------------------------------------
INDIANA - 7.1%
  Franklin Township Independent School
    Building Corp. Marion County First
    Mortgage Revenue Bonds, Prerefunded,
    6.50%, 7/15/10                               5,000           5,772
  Hamilton County Independent Public
    Building Corp. First Mortgage G.O.
    Unlimited Bonds,
    7.25%, 8/1/13                                4,200           5,138
  Indiana Development Finance Authority
    Environmental Revenue Refunding Bonds,
    USX Corp. Project,
    5.25%, Mandatory Put 12/2/11                 1,000           1,070
  Indiana HFA SFM Revenue Bonds, Series
    C-3 (AMT),
    6.30%, 7/1/31                                   25              25
  Indiana Office Building Commission
    Capital Complex Revenue Bonds, Series B
    (MBIA Insured),
    7.40%, 7/1/15                                5,620           7,106
  Indianapolis Industrial Utilities
    District Revenue Refunding Bonds,
    Series B (FGIC Insured),
    3.50%, 6/1/18                                3,280           3,071
  Indianapolis Industrial Utilities
    District Revenue Refunding Bonds,
    Series B (FGIC Insured), Escrowed to
    Maturity,
    5.00%, 6/1/06                                1,740           1,765
    4.00%, 6/1/08                                2,275           2,327
  Indianapolis Local Public Improvement
    Bond Bank Revenue Bonds, Series A,
    Waterworks Project (MBIA Insured),
    5.25%, 7/1/33                                5,000           5,295
  Monroe County Hospital Authority
    Revenue Bonds, Series B, Bloomington
    Hospital Obligation Group (FSA
    Insured),
    6.00%, 5/1/29                                2,000           2,174
----------------------------------------------------------------------
                                                                33,743
----------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS       66       NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
KANSAS - 0.4%
  Wichita Hospital Improvement Facilities
    Revenue Refunding Bonds, Series III,
    6.25%, 11/15/18                             $1,685          $1,858
----------------------------------------------------------------------
KENTUCKY - 2.3%
  Louisville & Jefferson County
    Metropolitan Sewer District Sewer &
    Drain System Revenue Bonds, Series A
    (MBIA Insured),
    5.50%, 5/15/34                              10,000          10,967
----------------------------------------------------------------------
MASSACHUSETTS - 2.4%
  Massachusetts State Development Finance
    Agency Revenue Bonds, Series P, Boston
    University (G.O. of Institution),
    6.00%, 5/15/59                               2,000           2,389
  Massachusetts State Water Pollution
    Abatement Revenue Bonds, Series A, MWRA
    Program,
    6.00%, 8/1/19                                3,000           3,608
  Springfield G.O. Bonds, Municipal Purpose
    (MBIA Insured),
    5.25%, 8/1/13                                5,000           5,524
----------------------------------------------------------------------
                                                                11,521
----------------------------------------------------------------------
MICHIGAN - 0.8%
  Wayne Charter County Airport Revenue
    Bonds, Series B (MBIA Insured),
    4.88%, 12/1/23                               2,500           2,545
  Wayne Charter County Revenue Refunding
    Bonds, Series C (FGIC Insured),
    5.38%, 12/1/15                               1,000           1,097
----------------------------------------------------------------------
                                                                 3,642
----------------------------------------------------------------------
MINNESOTA - 0.4%
  Minnesota State Housing Finance Agency
    SFM Revenue Bonds, Series A (MBIA
    Insured),
    5.35%, 7/1/17                                  625             643
  Minnesota State Housing Finance Agency
    SFM Revenue Bonds, Series F,
    5.70%, 1/1/17                                1,110           1,136
----------------------------------------------------------------------
                                                                 1,779
----------------------------------------------------------------------
NEVADA - 0.5%
  Nevada State G.O. Limited Bonds, Nevada
    Municipal Bond Bank Project 20-23A,
    Escrowed to Maturity,
    7.20%, 7/1/06                                2,540           2,549
----------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
NEW JERSEY - 2.7%
  New Jersey Economic Development Authority
    Revenue Bonds, Cigarette Tax,
    5.75%, 6/15/29                              $5,000          $5,316
  New Jersey Economic Development Authority
    Revenue Bonds, Series O, (1)
    5.13%, 3/1/30                                3,000           3,150
  New Jersey State Health Care Facilities
    Financing Authority Revenue Refunding
    Bonds, Atlantic City Medical Center,
    6.25%, 7/1/17                                1,000           1,126
  New Jersey State Turnpike Authority
    Growth & Income Securities Revenue
    Bonds, Series B (AMBAC Insured),
    0.00%, 1/1/35                                5,000           3,234
----------------------------------------------------------------------
                                                                12,826
----------------------------------------------------------------------
NEW YORK - 8.7%
  Dutchess County IDA Civic Facilities
    Revenue Bonds, Bard College Civic
    Facilities,
    5.75%, 8/1/30                                2,000           2,141
  Liberty Development Corp. Revenue Bonds,
    Goldman Sachs Headquarters, (1)
    5.25%, 10/1/35                               2,000           2,228
  Nassau County Interim Finance Authority
    Revenue Bonds, Series A, Sales Tax
    Secured, Prerefunded,
    5.63%, 11/15/05                              1,835           1,860
  New York City G.O. Bonds, Series A,
    Prerefunded,
    6.00%, 5/15/10                                 395             445
  New York City G.O. Unlimited Bonds,
    Series A,
    6.00%, 5/15/30                                 610             673
  New York City IDA Special Airport
    Facilities Revenue Bonds, Series A
    (AMT), Airis JFK I LLC Project,
    6.00%, 7/1/27                                  500             511
  New York City Municipal Water Finance
    Authority Water & Sewer System
    Revenue Bonds, Series A, (1)
    4.50%, 6/15/28                               1,875           1,849

See Notes to the Financial Statements.

             NORTHERN FUNDS SEMIANNUAL REPORT       67       FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS
TAX-EXEMPT FUND (continued)

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
NEW YORK - 8.7% - (CONTINUED)
  New York City Municipal Water Finance
    Authority Water & Sewer System
    Revenue Bonds, Series B, Prerefunded,
    6.00%, 6/15/10                              $1,940          $2,190
  New York City Municipal Water Finance
    Authority Water & Sewer System
    Revenue Crossover Refunding Bonds,
    Series B,
    6.00%, 6/15/33                               1,160           1,296
  New York City Transitional Finance
    Authority Revenue Bonds, Series B,
    Future Tax Secured, Prerefunded,
    6.00%, 5/15/10                               4,000           4,508
    6.13%, 5/15/10                               2,000           2,266
  New York State Dormitory Authority Lease
    Revenue Bonds, Series A,
    Court Facilities, Prerefunded,
    5.50%, 5/15/13                               1,000           1,121
  New York State Dormitory Authority Lease
    Revenue Bonds, Series A, University
    Dormitory Facilities, Prerefunded,
    6.25%, 7/1/10                                1,115           1,272
  New York State Tollway Authority
    Service Contract Revenue Bonds, Local
    Highway & Bridge
    (AMBAC Insured), Prerefunded,
    5.38%, 4/1/10                                3,110           3,416
  Port Authority of New York & New Jersey
    Revenue Bonds, Series 109
    (G.O. of Authority),
    5.38%, 1/15/32                               2,000           2,068
  Tobacco Settlement Financing Corp.
    Revenue Bonds, Series C-1,
    5.50%, 6/1/16                               10,000          10,939
  Triborough Bridge & Tunnel Authority
    Revenue Bonds, Series A, General
    Purpose (MBIA-IBC Insured - G.O.
    of Authority), Prerefunded,
    5.00%, 1/1/12                                2,500           2,717
----------------------------------------------------------------------
                                                                41,500
----------------------------------------------------------------------
NORTH CAROLINA - 3.3%
  North Carolina State Eastern
    Municipal Power Agency Power
    System Revenue Bonds, Series A,
    Escrowed to Maturity,
    6.50%, 1/1/18                                2,655           3,304

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
NORTH CAROLINA - 3.3% - (CONTINUED)
  North Carolina State Eastern
    Municipal Power Agency Power
    System Revenue Bonds, Series D,
    6.75%, 1/1/26                               $1,250          $1,390
  North Carolina State Eastern
    Municipal Power Agency Power
    System Revenue Refunding Bonds,
    Series B,
    7.00%, 1/1/08                               10,000          10,749
----------------------------------------------------------------------
                                                                15,443
----------------------------------------------------------------------
OHIO - 0.8%
  Columbus City School District G.O.
    Bonds, School Facilities Construction &
    Improvement (FSA Insured),
    5.25%, 12/1/27                               1,115           1,205
  Ohio Housing Finance Agency
    Mortgage Revenue Bonds, Series A-1,
    Residential Mortgage-Backed
    Securities (Colld. by GNMA Securities),
    5.70%, 3/1/17                                  590             605
  Ohio Housing Finance Agency
    Mortgage Revenue Bonds, Series C
    (AMT), Residential Mortgage-Backed
    Securities (Colld. by GNMA Securities),
    5.15%, 3/1/13                                  865             894
  Plain Local School District G.O.
    Unlimited Bonds (FGIC Insured),
    6.00%, 12/1/25                                 190             212
  Plain Local School District G.O.
    Unlimited Bonds (FGIC Insured),
    Prerefunded,
    6.00%, 6/1/11                                  810             918
----------------------------------------------------------------------
                                                                 3,834
----------------------------------------------------------------------
OKLAHOMA - 1.9%
  McGee Creek Authority Water Revenue
    Bonds (MBIA Insured),
    6.00%, 1/1/13                                6,000           6,724
  Payne County Economic Development
    Authority Student Housing Revenue
    Bonds, Series A, Collegiate Housing
    Foundation, Prerefunded,
    6.38%, 6/1/11                                2,000           2,290
----------------------------------------------------------------------
                                                                 9,014
----------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME FUNDS       68       NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6% - CONTINUED
OREGON - 0.5%
  Oregon State Housing & Community
    Services Department Mortgage
    Revenue Bonds, Series E, SFM
    Program (FHA Insured),
    6.15%, 7/1/30                                 $515            $538
  Oregon State Housing & Community
    Services Department Mortgage
    Revenue Bonds, Series F, SFM Project,
    5.55%, 7/1/30                                1,760           1,813
----------------------------------------------------------------------
                                                                 2,351
----------------------------------------------------------------------
PENNSYLVANIA - 2.3%
  Allegheny County Port Authority
    Special Revenue Bonds, Transportation
    (MBIA Insured), Prerefunded,
    6.13%, 3/1/09                                1,635           1,805
  Montgomery County Higher Education &
    Health Authority Revenue Bonds,
    Series A, Philadelphia Geriatric
    Center, Prerefunded,
    7.38%, 12/1/09                               3,000           3,482
  Pennsylvania Housing Finance Agency
    SFM Revenue Bonds, Series 72A (AMT),
    4.80%, 4/1/12                                  750             774
  Pennsylvania State Higher Educational
    Facilities Authority Revenue Bonds,
    LaSalle University,
    5.50%, 5/1/34                                1,330           1,397
  Pennsylvania State Higher Educational
    Facilities Authority Revenue Bonds,
    Series A, UPMC Health System,
    6.00%, 1/15/22                               1,750           1,916
  Pennsylvania State Higher Educational
    Facilities Authority Student Housing
    Revenue Bonds, Series A, Student
    Association, Inc. Project,
    6.75%, 9/1/32                                1,475           1,547
----------------------------------------------------------------------
                                                                10,921
----------------------------------------------------------------------
PUERTO RICO - 3.1%
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue Bonds,
    Series B, Prerefunded,
    6.00%, 7/1/10                                2,000           2,248

                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              (000S)            (000S)
MUNICIPAL BONDS - 97.6%  -  CONTINUED
PUERTO RICO - 3.1% - (CONTINUED)
  Puerto Rico Commonwealth Highway &
    Transportation Authority
    Transportation Revenue Bonds,
    Series D, Prerefunded,
    5.25%, 7/1/12                              $11,260         $12,407
----------------------------------------------------------------------
                                                                14,655
----------------------------------------------------------------------
RHODE ISLAND - 0.7%
  Rhode Island Economic Development
    Corp. Airport Revenue Bonds,
    Series B (FGIC Insured), Prerefunded,
    6.50%, 7/1/10                                3,000           3,445
----------------------------------------------------------------------
TEXAS - 5.9%
  Birdville Independent School District
    Capital Appreciation G.O. Unlimited
    Bonds (PSF Gtd.),
    0.00%, 2/15/19                               1,795             832
  Denton Utility System Improvement
    Revenue Refunding Bonds
    (FSA Insured),
    4.50%, 12/1/22                                 500             502
  Harris County Health Facilities
    Development Corp. Revenue Bonds,
    Series A, Christus Health
    (MBIA Insured), (1)
    5.50%, 7/1/09                               1,500           1,603
  Houston Utility System Revenue
    Refunding Bonds, Combined First
    Lien (FSA Insured),
    5.00%, 11/15/16                              2,500           2,723
  Lamar Consolidated Independent
    School District G.O. Unlimited
    Bonds (PSF Gtd.), Prerefunded,
    6.00%, 2/15/09                              2,400           2,617
  Parker County Hospital District Revenue
    Bonds, Campbell Health System,
    6.25%, 8/15/19                               1,000           1,057
  Sam Rayburn Municipal Power Agency
    Revenue Refunding Bonds,
    5.50%, 10/1/10                               1,000           1,063
    6.00%, 10/1/16                               1,000           1,075
    6.00%, 10/1/21                               1,250           1,343
  Texas Municipal Power Agency Revenue
    Refunding Bonds (AMBAC Insured),
    4.00%, 9/1/12                                1,150           1,156
  Texas State TRANS,
    4.50%, 8/31/06                              10,000          10,134

See Notes to the Financial Statements.

              NORTHERN FUNDS SEMIANNUAL REPORT       69       FIXED INCOME FUNDS

FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
TAX-EXEMPT FUND (continued)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)

MUNICIPAL BONDS - 97.6%  -  CONTINUED
TEXAS - 5.9% - (CONTINUED)
   Texas State Veterans Housing Assistance
     G.O. Unlimited Bonds, Series C (AMT),
     Fund II,
     6.10%, 6/1/21                                         $3,000        $3,220
   Waxahachie Independent School District
     Capital Appreciation G.O. Unlimited
     Bonds (PSF Gtd.),
     0.00%, 8/15/16                                           240           134
     0.00%, 8/15/23                                           190            65
     0.00%, 8/15/28                                           305            75
     0.00%, 8/15/30                                           320            68
--------------------------------------------------------------------------------
                                                                         27,667
--------------------------------------------------------------------------------
VIRGINIA - 0.8%
   Virginia Public Building Authority Public
     Facilities Revenue Refunding Bonds,
     Series B,
     5.00%, 8/1/13                                          3,500         3,820
--------------------------------------------------------------------------------
WASHINGTON - 1.3%
   Washington State G.O. Unlimited Bonds,
     Series B & AT-7,
     6.40%, 6/1/17                                          5,200         6,242
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
--------------------------------------------------------------------------------
(COST $435,165)                                                         462,603
--------------------------------------------------------------------------------

                                                           NUMBER        VALUE
                                                         OF SHARES       (000S)
INVESTMENT COMPANIES - 0.2%
   AIM Tax Exempt Cash Fund                               779,392           779
   Dreyfus Tax-Exempt Cash Management Fund                 32,039            32
--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
--------------------------------------------------------------------------------
(COST $811)                                                                 811

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
SHORT-TERM INVESTMENTS - 2.2%
   Harris County Health Facilities
     Development Corp. VRDB, Series B, The
     Methodist System,
     2.81%, 10/3/05                                        $5,400         5,400

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
SHORT-TERM INVESTMENTS - 2.2%   -  CONTINUED
   Medical Center Educational Building Corp.
     Revenue VRDB, Adult Hospital Project
     (AMBAC Insured),
     2.74%, 10/6/05                                       $5,200         $5,200
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------
(COST $10,600)                                                           10,600
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.0%
--------------------------------------------------------------------------------
(COST $446,576)                                                         474,014
   Liabilities less Other Assets - 0.0%                                    (222)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $473,792

(1) When-Issued Security

At September 30, 2005, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR                                                 % OF INVESTMENTS
Airport                                                                     5.2%
Agriculture                                                                 8.1
Development                                                                 6.3
Facilities                                                                  7.8
General Obligation                                                         13.8
Power                                                                       9.3
School District                                                             5.6
Transportation                                                              8.4
Utilities                                                                  13.1
All other sectors less than 5%                                             22.4
--------------------------------------------------------------------------------
Total                                                                     100.0%

At September 30, 2005, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                        52.8%
AA                                                                         19.7
A                                                                          15.1
BBB                                                                         6.9
Not Rated                                                                   1.3
Other                                                                       0.2
SP1/MIG1                                                                    2.7
Cash and Equivalents                                                        1.3
--------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS       70       NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
U.S. GOVERNMENT FUND


                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 77.8% (1)
FANNIE MAE - 35.2%
     3.00%, 3/2/07                                         $2,320        $2,276
     3.63%, 3/15/07                                         2,500         2,474
     4.30%, 5/5/08                                          2,040         2,024
     6.00%, 5/15/08                                         8,000         8,307
     4.50%, 8/15/08                                         2,335         2,324
     4.00%, 1/26/09                                         2,635         2,591
     4.13%, 5/15/10                                         1,000           983
     4.63%, 10/15/13                                        1,585         1,586
     4.63%, 10/15/14                                        8,215         8,218
   Pool #555649,
     7.50%, 10/1/32                                           634           672
   Pool #725185,
     5.00%, 2/1/19                                          8,098         8,082
   Pool #725787,
     5.00%, 9/1/19                                          6,821         6,806
   Pool #753715,
     6.00%, 12/1/18                                         1,940         1,995
   Pool #761468,
     4.50%, 5/1/19                                          1,793         1,757
   Pool #777357,
     4.50%, 5/1/19                                          8,357         8,189
   Pool #813882,
     4.50%, 6/1/20                                          6,033         5,910
--------------------------------------------------------------------------------
                                                                         64,194
--------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 2.8%
     3.75%, 1/15/09                                         3,240         3,169
     4.13%, 7/17/09                                         1,880         1,857
--------------------------------------------------------------------------------
                                                                          5,026
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 4.2%
     3.50%, 1/18/07                                         2,045         2,023
     4.25%, 4/16/07                                         4,574         4,564
     5.25%, 6/18/14                                         1,000         1,044
--------------------------------------------------------------------------------
                                                                          7,631
--------------------------------------------------------------------------------
FREDDIE MAC - 33.4%
     2.88%, 12/15/06                                        8,919         8,761
     3.75%, 3/15/07                                        11,185        11,085
     4.30%, 5/5/08                                          5,400         5,366
     4.13%, 7/12/10                                        31,150        30,640
     4.75%, 12/8/10                                         1,640         1,639

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 77.8% (1) - CONTINUED
FREDDIE MAC - 33.4% - (CONTINUED)
   Pool #410092,
     4.64%, 11/1/24                                          $247          $253
   Series 2944, Class WD,
     5.50%, 11/15/28                                        3,125         3,144
--------------------------------------------------------------------------------
                                                                         60,888
--------------------------------------------------------------------------------
FREDDIE MAC GOLD - 0.8%
   Pool #G01824,
     6.50%, 5/1/35                                          1,333         1,370
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
   Pool #268360,
     10.00%, 4/15/19                                           45            50
   Pool #270288,
     10.00%, 6/15/19                                           28            31
--------------------------------------------------------------------------------
                                                                             81
--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION - 1.4%
   Series 2005-P10B, Class 1,
     4.94%, 8/10/15                                         2,535         2,555
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
--------------------------------------------------------------------------------
(COST $143,099)                                                         141,745

U.S. GOVERNMENT OBLIGATIONS - 12.1%
U.S. TREASURY NOTES - 12.1%
     4.13%, 8/15/10                                         3,170         3,156
     5.00%, 8/15/11                                         2,185         2,270
     4.25%, 8/15/15                                        16,614        16,510
--------------------------------------------------------------------------------
                                                                         21,936
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
--------------------------------------------------------------------------------
(COST $21,992)                                                           21,936

See Notes to the Financial Statements.

                      NORTHERN FUNDS SEMIANNUAL REPORT   71   FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
U.S. GOVERNMENT FUND (continued)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
SHORT-TERM INVESTMENT - 11.1%
    FHLB Discount Note,
      3.22%, 10/3/05                                      $20,287       $20,283
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
--------------------------------------------------------------------------------
(COST $20,283)                                                           20,283

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.0%
--------------------------------------------------------------------------------
(COST $185,374)                                                         183,964
    Liabilities less Other Assets - (1.0)%                               (1,765)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $182,199

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

At September 30, 2005, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                       %
AAA                                                                       100.0%
--------------------------------------------------------------------------------
Total                                                                     100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME FUNDS   72   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2005 (UNAUDITED)

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax-Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively, the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL") (formerly Northern Trust Global Investments (Europe) Limited), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser for each of the other Funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund's NAV is calculated. The use of fair valuation involves the risk that the values used by the


                     NORTHERN FUNDS SEMIANNUAL REPORT   73    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities at September 30, 2005, are noted in each of the Fund's Schedule of Investments and Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

H) REDEMPTION FEES - The High Yield Fixed Income Fund charges a 2% redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund's prospectus.

Redemption fees for the six months ended September 30, 2005, were approximately $56,000 for the High Yield Fixed Income Fund. This amount is netted against "Payments for shares redeemed" on the Statements of Changes in Net Assets.

FIXED INCOME FUNDS   74      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                     DECLARATION       PAYMENT
                                      FREQUENCY       FREQUENCY
  ---------------------------------------------------------------
  Arizona Tax-Exempt                    DAILY          MONTHLY
  California Intermediate
  Tax-Exempt                            DAILY          MONTHLY
  California Tax-Exempt                 DAILY          MONTHLY
  Fixed Income                          DAILY          MONTHLY
  Florida Intermediate Tax-Exempt       DAILY          MONTHLY
  Global Fixed Income                  ANNUALLY        ANNUALLY
  High Yield Fixed Income               DAILY          MONTHLY
  High Yield Municipal                  DAILY          MONTHLY
  Intermediate Tax-Exempt               DAILY          MONTHLY
  Short-Intermediate U.S.
  Government                            DAILY          MONTHLY
  Tax-Exempt                            DAILY          MONTHLY
  U.S. Government                       DAILY          MONTHLY
  ---------------------------------------------------------------

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.


J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year ended March 31, 2005, the following Funds incurred net capital losses for which each Fund intends to treat as having been incurred in the following fiscal year:

  Amount in thousands
  ---------------------------------------------------------------
  High Yield Municipal                                   $54
  Short-Intermediate U.S. Government                     961
  U.S. Government                                        556
  ---------------------------------------------------------------

At March 31, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

  Amounts in            MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31, MARCH 31,
  thousands               2008      2009      2010      2011      2012      2013
  ---------------------------------------------------------------------------------
  Global Fixed
  Income                   $ -       $ -       $ -         $28    $199        $ -
  High Yield Fixed
  Income                     -         -       909      27,459       -          -
  High Yield Municipal     106       531       535         107       -        513
  Short-Intermediate
  U.S. Government            -         -         -           -       -      1,737
  U.S. Government            -         -         -           -       -      1,171
  ---------------------------------------------------------------------------------

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                             UNDISTRIBUTED
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                  $29         $10         $51
  California Intermediate
  Tax-Exempt                           28           -         121
  California Tax-Exempt                43         136           9
  Fixed Income                          -         303       1,310
  Florida Intermediate Tax-Exempt      18           -          79
  Global Fixed Income                   -         504           -
  High Yield Fixed Income               -         653           -
  High Yield Municipal                 61           -           -
  Intermediate Tax-Exempt             281         354       1,833
  Short-Intermediate U.S.
  Government                            -          41           -
  Tax-Exempt                          148         814         532
  U.S. Government                       -         485           -
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.


                     NORTHERN FUNDS SEMIANNUAL REPORT   75    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 $2,727       $194       $426
  California Intermediate
  Tax-Exempt                          2,547         91        295
  California Tax-Exempt               4,151        471        614
  Fixed Income                            -     32,399      1,921
  Florida Intermediate Tax-Exempt     1,627        259        191
  Global Fixed Income                     -      1,850          -
  High Yield Fixed Income                 -     60,065          -
  High Yield Municipal                4,754          4          -
  Intermediate Tax-Exempt            19,245      3,882      1,151
  Short-Intermediate U.S.
  Government                              -      4,476        295
  Tax-Exempt                         20,346      4,108      4,050
  U.S. Government                         -      7,735        345
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                          DISTRIBUTIONS FROM
                                  -----------------------------------
                                  TAX-EXEMPT  ORDINARY    LONG-TERM
  Amounts in thousands              INCOME     INCOME*  CAPITAL GAINS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                $3,152        $242       $189
  California Intermediate
  Tax-Exempt                         2,654         559          -
  California Tax-Exempt              4,559         849        716
  Fixed Income                           -      30,352      3,781
  Florida Intermediate Tax-Exempt    1,416         849        386
  Global Fixed Income                    -       2,200          -
  High Yield Fixed Income                -      51,011          -
  High Yield Municipal               3,387           2          -
  Intermediate Tax-Exempt           20,093      10,968      1,402
  Short-Intermediate U.S.
  Government                             -       5,903        341
  Tax-Exempt                        21,491       2,422      2,377
  U.S. Government                        -      10,186      2,248
  -------------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered
Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2005, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2005.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's average daily net assets. For the six months ended September 30, 2005, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also have agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  Arizona Tax-Exempt                 0.70%      0.65%       0.85%
  California Intermediate
  Tax-Exempt                         0.70%      0.65%       0.85%
  California Tax-Exempt              0.70%      0.65%       0.85%
  Fixed Income                       0.70%      0.70%       0.90%
  Florida Intermediate Tax-Exempt    0.70%      0.65%       0.85%
  Global Fixed Income                0.85%      0.85%       1.15%
  High Yield Fixed Income            0.70%      0.70%       0.90%
  High Yield Municipal               0.70%      0.65%       0.85%
  Intermediate Tax-Exempt            0.70%      0.65%       0.85%
  Short-Intermediate U.S.
  Government                         0.70%      0.70%       0.90%
  Tax-Exempt                         0.70%      0.65%       0.85%
  U.S. Government                    0.70%      0.70%       0.90%
  -------------------------------------------------------------------

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators


FIXED INCOME FUNDS   76      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2005, amounts payable were approximately $3,000 for the Fixed Income and Intermediate Tax-Exempt Funds, and $2,000 for the High Yield Fixed Income and Tax-Exempt Funds. The amounts payable for all other Funds were approximately $1,000.

5 INVESTMENT TRANSACTIONS

For the six months ended September 30, 2005, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

                                                                       PURCHASES                             SALES
  Amounts in thousands                                     U.S. GOVERNMENT        OTHER        U.S. GOVERNMENT        OTHER
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                                $-           $10,360                $-           $16,820
  California Intermediate Tax-Exempt                                 -             8,424                 -            10,355
  California Tax-Exempt                                              -             7,277                 -            12,514
  Fixed Income                                                 941,678           457,265           984,379           416,008
  Florida Intermediate Tax-Exempt                                    -             4,540                 -            13,649
  Global Fixed Income                                            1,447            10,339             2,264             5,525
  High Yield Fixed Income                                            -           372,356                 -           318,902
  High Yield Municipal                                               -            34,064                 -            10,596
  Intermediate Tax-Exempt                                            -           484,806                 -           462,075
  Short-Intermediate U.S. Government                           200,215                 -           210,822                 -
  Tax-Exempt                                                         -           373,216                 -           362,730
  U.S. Government                                              266,427                 -           295,139             1,799
  -------------------------------------------------------------------------------------------------------------------------------


                     NORTHERN FUNDS SEMIANNUAL REPORT   77    FIXED INCOME FUNDS

FIXED INCOME FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)

At September 30, 2005, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                             UNREALIZED        UNREALIZED     NET APPRECIATION     COST BASIS
  Amounts in thousands                                      APPRECIATION      DEPRECIATION     (DEPRECIATION)     OF SECURITIES
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                            $3,075              $(56)           $3,019           $53,488
  California Intermediate Tax-Exempt                             3,316               (47)            3,269            65,133
  California Tax-Exempt                                          6,816               (17)            6,799            83,335
  Fixed Income                                                   1,773            (8,498)           (6,725)          850,094
  Florida Intermediate Tax-Exempt                                  680              (151)              529            50,833
  Global Fixed Income                                            2,727              (684)            2,043            39,072
  High Yield Fixed Income                                       14,202           (13,638)              564           939,895
  High Yield Municipal                                           5,759              (374)            5,385           151,350
  Intermediate Tax-Exempt                                       16,462            (1,549)           14,913           567,154
  Short-Intermediate U.S. Government                                 5            (1,692)           (1,687)          156,612
  Tax-Exempt                                                    28,041              (603)           27,438           446,576
  U.S. Government                                                  135            (1,545)           (1,410)          185,374
  -------------------------------------------------------------------------------------------------------------------------------

6 CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                              300               20              (1,092)            (772)
  California Intermediate Tax-Exempt                              706               16                (825)            (103)
  California Tax-Exempt                                           653               19              (1,135)            (463)
  Fixed Income                                                  8,743              196              (7,054)           1,885
  Florida Intermediate Tax-Exempt                                 311               26                (691)            (354)
  Global Fixed Income                                             690                -                (682)               8
  High Yield Fixed Income                                      26,846              911             (16,136)          11,621
  High Yield Municipal                                          4,027               59              (1,010)           3,076
  Intermediate Tax-Exempt                                       4,039               93              (4,444)            (312)
  Short-Intermediate U.S. Government                            2,971               69              (3,689)            (649)
  Tax-Exempt                                                    3,385              106              (3,302)             189
  U.S. Government                                               1,477               60              (3,780)          (2,243)
  -------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS   78      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

Transactions of shares of the Funds for the fiscal year ended March 31, 2005, were as follows:

                                                                                                                       NET
                                                                              REINVESTMENT                          INCREASE
  Amounts in thousands                                          SOLD          OF DIVIDENDS        REDEEMED         (DECREASE)
  -------------------------------------------------------------------------------------------------------------------------------
  Arizona Tax-Exempt                                              555                81             (1,616)            (980)
  California Intermediate Tax-Exempt                            1,399                45             (1,671)            (227)
  California Tax-Exempt                                         1,439               101             (2,953)          (1,413)
  Fixed Income                                                 18,970               793            (16,367)           3,396
  Florida Intermediate Tax-Exempt                               1,087                97             (1,202)             (18)
  Global Fixed Income                                           2,496                22             (3,941)          (1,423)
  High Yield Fixed Income                                      50,682             1,614            (42,371)           9,925
  High Yield Municipal                                          6,375                95             (2,868)           3,602
  Intermediate Tax-Exempt                                       6,832               579            (11,008)          (3,597)
  Short-Intermediate U.S. Government                            6,761               186            (10,207)          (3,260)
  Tax-Exempt                                                    4,671               895             (8,903)          (3,337)
  U.S. Government                                               2,678               236             (9,506)          (6,592)
  -------------------------------------------------------------------------------------------------------------------------------


                     NORTHERN FUNDS SEMIANNUAL REPORT   79    FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005, through September 30, 2005.


ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/05 - 9/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 74) in the High Yield Fixed Income Fund. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,024.30         $4.31
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,020.90         $4.31
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,032.80         $4.33
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,022.20         $4.56
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

FLORIDA INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,020.60         $4.31
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

GLOBAL FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   1.15%     $1,000.00      $970.00         $5.68
  Hypothetical             1.15%     $1,000.00    $1,019.30         $5.82**
  ----------------------------------------------------------------------------


FIXED INCOME FUNDS   80      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

HIGH YIELD FIXED INCOME

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,028.00         $4.58
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

HIGH YIELD MUNICIPAL

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,035.60         $4.34
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,021.40         $4.31
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

SHORT-INTERMEDIATE U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,011.30         $4.54
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

TAX-EXEMPT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.85%     $1,000.00    $1,028.20         $4.32
  Hypothetical             0.85%     $1,000.00    $1,020.81         $4.31**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.90%     $1,000.00    $1,015.20         $4.55
  Hypothetical             0.90%     $1,000.00    $1,020.56         $4.56**
  ----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                     NORTHERN FUNDS SEMIANNUAL REPORT   81    FIXED INCOME FUNDS

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION               SEPTEMBER 30, 2005 (UNAUDITED)


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ABAG      Association of Bay Area Government Assurance Corp.

ACA       American Capital Access

AMBAC     American Municipal Bond Assurance Corporation

AMT       Alternative Minimum Tax

COLLD.    Collateralized

COP       Certificate of Participation

FGIC      Financial Guaranty Insurance Corporation

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FNMA      Fannie Mae

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IBC       Insured Bond Certificates

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PSF       Permanent School Fund

REIT      Real Estate Investment Trust

SFM       Single Family Mortgage

TRAINS    Targeted Return Index Securities

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bonds

XLCA      XL Capital Assurance



FIXED INCOME FUNDS   82      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                     NORTHERN FUNDS SEMIANNUAL REPORT   83    FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

  PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


FIXED INCOME FUNDS   84      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.
--------------------------------------------------------------------------------
                                NOT FDIC INSURED

--------------------------------------------------------------------------------
                        May lose value/No bank guarantee

--------------------------------------------------------------------------------




 2      STATEMENTS OF ASSETS AND LIABILITIES
 3      STATEMENTS OF OPERATIONS
 4      STATEMENTS OF CHANGES IN NET ASSETS
 5      FINANCIAL HIGHLIGHTS
        SCHEDULES OF INVESTMENTS
        10    CALIFORNIA MUNICIPAL MONEY MARKET FUND
        19    MONEY MARKET FUND
        26    MUNICIPAL MONEY MARKET FUND
        59    U.S. GOVERNMENT MONEY MARKET FUND
        61    U.S. GOVERNMENT SELECT MONEY MARKET FUND
 62     NOTES TO THE FINANCIAL STATEMENTS
 65     FUND EXPENSES
 66     ABBREVIATIONS AND OTHER INFORMATION
 68     FOR MORE INFORMATION

                    NORTHERN FUNDS SEMIANNUAL REPORT   1      MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES              SEPTEMBER 30, 2005 (UNAUDITED)

                                    CALIFORNIA                      MUNICIPAL    U.S. GOVERNMENT   U.S. GOVERNMENT
Amounts in thousands,             MUNICIPAL MONEY     MONEY           MONEY          MONEY          SELECT MONEY
except per share data               MARKET FUND    MARKET FUND     MARKET FUND     MARKET FUND       MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized
 cost                                $1,112,709     $5,916,288      $4,899,913        $438,356        $966,623
Repurchase agreements, at
 cost which approximates
 fair value                                   -      2,393,262               -         251,226               -
Cash                                      4,478            627              37              19             259
Interest income receivable                4,026         23,003          15,683           1,371           2,108
Dividend income receivable                    -              -              23               -               -
Receivable for fund shares
 sold                                         -          3,171               -               -               -
Receivable for securities
 sold                                       480              -           5,481               -               -
Receivable from investment
 adviser                                     24            101             101              11              22
Prepaid and other assets                     13            102              80               8              17
Total Assets                          1,121,730      8,336,554       4,921,318         690,991         969,029
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities
 purchased                                4,450         65,000               -          19,876               -
Payable for fund shares
 redeemed                                     1              -              96             138              34
Distributions payable to
 shareholders                             1,706         21,070           8,331           1,625           2,409
Payable to affiliates:
 Investment advisory fees                    74            535             323              43              64
 Co-administration fees                      28            200             121              16              24
 Custody and accounting
  fees                                        2              -               4               -              14
 Transfer agent fees                         19            134              81              11              16
Accrued other liabilities                    29            313             184              25              43
Total Liabilities                         6,309         87,252           9,140          21,734           2,604
-----------------------------------------------------------------------------------------------------------------------
Net Assets                           $1,115,421     $8,249,302      $4,912,178        $669,257        $966,425
-----------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                        $1,114,828     $8,249,302      $4,911,912        $669,273        $966,413
Accumulated undistributed
 net investment income                      514             35             318               -              12
Accumulated net realized
 gains (losses)                              79            (35)            (52)            (16)              -
Net Assets                           $1,115,421     $8,249,302      $4,912,178        $669,257        $966,425
-----------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001
 PAR VALUE, UNLIMITED
 AUTHORIZATION)                       1,114,853      8,249,319       4,911,904         669,305         966,453
NET ASSET VALUE,
 REDEMPTION AND OFFERING
 PRICE PER SHARE                          $1.00          $1.00           $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


MONEY MARKET FUNDS     2      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS         SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)


                                       CALIFORNIA                              MUNICIPAL       U.S. GOVERNMENT     U.S. GOVERNMENT
                                     MUNICIPAL MONEY         MONEY              MONEY                MONEY           SELECT MONEY
Amounts in thousands                   MARKET FUND        MARKET FUND         MARKET FUND          MARKET FUND        MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                          $12,242            $133,196             $59,892              $9,677             $15,755
Dividend income                                -                   -                 132                   -                   -
 Total Investment Income                  12,242             133,196              60,024               9,677              15,755
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                   2,464              20,373              11,885               1,484               2,481
Co-administration fees                       739               6,112               3,566                 445                 744
Custody and accounting
 fees                                        113                 842                 498                  86                 135
Transfer agent fees                          493               4,075               2,377                 297                 496
Registration fees                              6                  42                  12                  12                  11
Printing fees                                 18                 184                 112                  13                  25
Professional fees                             11                 105                  63                   7                  14
Trustee fees and expenses                     10                  97                  58                   6                  13
Shareholder servicing
 fees                                          -                   -                   -                  50                   -
Other                                         13                 110                  67                   9                  16
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                            3,867              31,940              18,638               2,409               3,935
 Less voluntary
  waivers of investment
  advisory fees                             (493)             (4,075)             (2,377)               (297)               (496)
 Less expenses
  reimbursed by
  investment adviser                        (649)             (5,256)             (3,167)               (450)               (697)
 Less custodian credits                      (14)               (198)                (20)                (30)                (13)
 Net Expenses                              2,711              22,411              13,074               1,632               2,729
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      9,531             110,785              46,950               8,045              13,026
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
Net realized gains
 (losses) on:
 Investments                                  79                 (19)                (15)                  -                   -
 Net Gains (Losses) on
  Investments                                 79                 (19)                (15)                  -                   -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                $9,610            $110,766             $46,935              $8,045             $13,026
------------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.


                      NORTHERN FUNDS SEMIANNUAL REPORT   3    MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                          CALIFORNIA                                                         MUNICIPAL
                                         MUNICIPAL MONEY                    MONEY                              MONEY
                                           MARKET FUND                    MARKET FUND                        MARKET FUND
                                  SIX MONTHS                       SIX MONTHS                       SIX MONTHS
                                    ENDED              YEAR          ENDED           YEAR             ENDED              YEAR
                                  SEPT. 30,           ENDED         SEPT. 30,        ENDED          SEPT. 30,           ENDED
                                    2005             MARCH 31,        2005          MARCH 31,          2005            MARCH 31,
Amounts in thousands             (UNAUDITED)           2005        (UNAUDITED)        2005          (UNAUDITED)          2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                $9,531           $7,913         $110,785          $90,400          $46,950          $43,707
Net realized gains
 (losses) on investment
 transactions                            79              389              (19)             (16)             (15)             (11)
 Net Increase in Net Assets
 Resulting from Operations            9,610            8,302          110,766           90,384           46,935           43,696
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold         3,209,432        5,054,279       22,671,203       36,672,711        9,938,988       18,172,341
Reinvestment of dividends             2,395            2,067           32,843           25,653           10,033            8,171
Payments for shares
 redeemed                        (3,005,032)      (4,910,331)     (22,351,455)     (36,237,002)      (9,617,519)     (18,319,853)
 Net Increase (Decrease) in
 Net Assets Resulting
 from Capital Share
 Transactions                       206,795          146,015          352,591          461,362          331,502         (139,341)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income           (9,531)          (7,913)        (110,785)         (90,400)         (46,950)         (43,656)
 Total Distributions Paid            (9,531)          (7,913)        (110,785)         (90,400)         (46,950)         (43,656)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                      206,874          146,404          352,572          461,346          331,487         (139,301)

NET ASSETS:
Beginning of period                 908,547          762,143        7,896,730        7,435,384        4,580,691        4,719,992
End of period                    $1,115,421         $908,547       $8,249,302       $7,896,730       $4,912,178       $4,580,691
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME                 $514             $514              $35              $35             $318             $318
------------------------------------------------------------------------------------------------------------------------------------

                                         U.S. GOVERNMENT                   U.S. GOVERNMENT
                                              MONEY                         SELECT MONEY
                                           MARKET FUND                       MARKET FUND
                                   SIX MONTHS                        SIX MONTHS
                                     ENDED              YEAR            ENDED              YEAR
                                   SEPT. 30,           ENDED          SEPT. 30,           ENDED
                                      2005            MARCH 31,          2005           MARCH 31,
Amounts in thousands               (UNAUDITED)          2005         (UNAUDITED)          2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                  $8,045           $6,931          $13,026          $11,756
Net realized gains
 (losses) on investment
 transactions                               -                1                -                2
 Net Increase in Net Assets
 Resulting from Operations              8,045            6,932           13,026           11,758
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold           2,702,048        6,332,796        2,297,029        4,805,307
Reinvestment of dividends               3,526            2,639            4,862            4,427
Payments for shares
 redeemed                          (2,608,175)      (6,386,040)      (2,521,585)      (4,548,498)
 Net Increase (Decrease) in
 Net Assets Resulting
 from Capital Share
 Transactions                          97,399          (50,605)        (219,694)         261,236
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income             (8,045)          (6,931)         (13,026)         (11,756)
 Total Distributions Paid              (8,045)          (6,931)         (13,026)         (11,756)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                         97,399          (50,604)        (219,694)         261,238

NET ASSETS:
Beginning of period                   571,858          622,462        1,186,119          924,881
End of period                        $669,257         $571,858         $966,425       $1,186,119
------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME                    $ -              $ -              $12              $12
------------------------------------------------------------------------------------------------------------------------------------

(1) The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.


See Notes to the Financial Statements.


MONEY MARKET FUNDS   4   NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS


                                                         CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                    SIX MONTHS
                                      ENDED           YEAR             YEAR             YEAR             YEAR              YEAR
                                    SEPT. 30,         ENDED            ENDED            ENDED            ENDED             ENDED
                                      2005           MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
Selected per share data            (UNAUDITED)         2005             2004             2003            2002              2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                            $1.00            $1.00            $1.00            $1.00            $1.00            $1.00

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income                  0.01             0.01             0.01             0.01             0.02             0.03
 Total Income from
   Investment Operations               0.01             0.01             0.01             0.01             0.02             0.03
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment
   income                             (0.01)           (0.01)           (0.01)           (0.01)           (0.02)           (0.03)
   Total Distributions
     Paid                             (0.01)           (0.01)           (0.01)           (0.01)           (0.02)           (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period                               $1.00            $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                       0.97%            0.92%            0.55%            0.95%            1.75%            3.06%

SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, in thousands,
 end of period                   $1,115,421         $908,547         $762,143         $876,183         $525,262         $499,066
Ratio to average net
 assets of: (2)
 Expenses, net of waivers
   and reimbursements                  0.55%            0.55%            0.55%            0.55%            0.55%            0.55%
 Expenses, before waivers
   and reimbursements                  0.78%            0.79%            0.78%            0.81%            0.89%            0.90%
 Net investment income,
   net of waivers and
   reimbursements                      1.95%            0.94%            0.55%            0.93%            1.72%            2.98%
 Net investment income,
   before waivers and
   reimbursements                      1.72%            0.70%            0.32%            0.67%            1.38%            2.63%
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.


See Notes to the Financial Statements.


                       NORTHERN FUNDS SEMIANNUAL REPORT   5   MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                                      MONEY MARKET FUND
                                  SIX MONTHS
                                     ENDED           YEAR              YEAR             YEAR            YEAR           YEAR
                                   SEPT. 30,         ENDED            ENDED            ENDED            ENDED          ENDED
                                     2005           MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,      MARCH 31,
Selected per share data           (UNAUDITED)         2005             2004             2003             2002           2001
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD                 $1.00            $1.00            $1.00            $1.00            $1.00          $1.00

INCOME FROM INVESTMENT
 OPERATIONS:

Net investment income                 0.01             0.01             0.01             0.01             0.03           0.06
   Total Income from
     Investment Operations            0.01             0.01             0.01             0.01             0.03           0.06
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
 From net investment income          (0.01)           (0.01)           (0.01)           (0.01)           (0.03)         (0.06)
   Total Distributions
     Paid                            (0.01)           (0.01)           (0.01)           (0.01)           (0.03)         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period                             $1.00            $1.00            $1.00            $1.00            $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                      1.37%            1.22%            0.68%            1.26%            3.07%          6.09%

SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, in thousands,
 end of period                  $8,249,302       $7,896,730       $7,435,384       $8,570,323       $9,302,869     $8,803,179
Ratio to average net
 assets of: (2)
 Expenses, net of waivers
   and reimbursements                 0.55%            0.55%            0.55%            0.55%            0.55%          0.55%
 Expenses, before waivers
   and reimbursements                 0.78%            0.79%            0.78%            0.82%            0.88%          0.89%
 Net investment income,
    net of waivers and
    reimbursements                    2.74%            1.22%            0.68%            1.26%            2.99%          5.91%
 Net investment income,
    before waivers and
    reimbursements                    2.51%            0.98%            0.45%            0.99%            2.66%          5.57%
------------------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.


See Notes to the Financial Statements.


MONEY MARKET FUNDS   6   NORTHERN FUNDS SEMIANNUAL REPORT

                                                                           MUNICIPAL MONEY MARKET FUND
                                                SIX MONTHS
                                                   ENDED           YEAR           YEAR           YEAR          YEAR         YEAR
                                                SEPT. 30,         ENDED          ENDED          ENDED         ENDED        ENDED
                                                   2005         MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,    MARCH 31,
Selected per share data                         (UNAUDITED)        2005           2004           2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00         $1.00         $1.00          $1.00         $1.00        $1.00

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                                 0.01          0.01          0.01           0.01          0.02         0.04
    Total Income from Investment Operations           0.01          0.01          0.01           0.01          0.02         0.04
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:

  From net investment income                         (0.01)        (0.01)        (0.01)         (0.01)        (0.02)       (0.04)
    Total Distributions Paid                         (0.01)        (0.01)        (0.01)         (0.01)        (0.02)       (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $1.00         $1.00         $1.00          $1.00         $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                      1.00%         0.96%         0.58%          0.99%         1.96%        3.67%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period         $4,912,178    $4,580,691    $4,719,992     $5,045,958    $4,162,353   $3,463,542
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements         0.55%         0.55%         0.55%          0.55%         0.55%        0.55%
  Expenses, before waivers and
    reimbursements                                    0.78%         0.79%         0.78%          0.81%         0.89%        0.89%
  Net investment income, net of waivers and
    reimbursements                                    1.99%         0.95%         0.58%          0.97%         1.90%        3.60%
  Net investment income, before waivers and
    reimbursements                                    1.76%         0.71%         0.35%          0.71%         1.56%        3.26%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.


See Notes to the Financial Statements.


                   NORTHERN FUNDS SEMIANNUAL REPORT     7     MONEY MARKET FUNDS

MONEY MARKET FUNDS


                                                                         U.S. GOVERNMENT MONEY MARKET FUND
                                             SIX MONTHS
                                               ENDED             YEAR            YEAR         YEAR          YEAR         YEAR
                                             SEPT. 30,           ENDED          ENDED        ENDED         ENDED        ENDED
                                                2005           MARCH 31,      MARCH 31,    MARCH 31,     MARCH 31,    MARCH 31,
Selected per share data                      (UNAUDITED)          2005           2004         2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00           $1.00           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                            0.01            0.01            0.01         0.01         0.03         0.06
  Total Income from Investment Operations        0.01            0.01            0.01         0.01         0.03         0.06
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                    (0.01)          (0.01)          (0.01)       (0.01)       (0.03)       (0.06)
    Total Distributions Paid                    (0.01)          (0.01)          (0.01)       (0.01)       (0.03)       (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $1.00           $1.00           $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                 1.36%           1.19%           0.65%        1.21%        2.83%        5.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period      $669,257        $571,858        $622,462     $794,122     $631,313     $595,365
Ratio to average net assets of: (2)
  Expenses, net of waivers, reimbursements
    and credits                                  0.55%(3)        0.55%(4)        0.55%        0.55%        0.55%        0.55%
  Expenses, before waivers, reimbursements
    and credits                                  0.81%           0.80%           0.82%        0.86%        0.89%        0.92%
  Net investment income, net of waivers,
    reimbursements and credits                   2.73%           1.17%           0.66%        1.19%        2.74%        5.79%
  Net investment income, before waivers,
    reimbursements and credits                   2.47%           0.92%           0.39%        0.88%        2.40%        5.42%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $30,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) The net expense ratio includes custodian credits of approximately $50,000 or 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.


See Notes to the Financial Statements.


MONEY MARKET FUNDS     8     NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                               SIX MONTHS
                                                  ENDED            YEAR          YEAR         YEAR         YEAR          YEAR
                                                SEPT. 30,         ENDED         ENDED        ENDED        ENDED         ENDED
                                                  2005          MARCH 31,     MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
Selected per share data                        (UNAUDITED)         2005          2004         2003         2002          2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00          $1.00        $1.00        $1.00        $1.00          $1.00

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income                               0.01           0.01         0.01         0.01         0.03           0.06
  Total Income from Investment Operations           0.01           0.01         0.01         0.01         0.03           0.06
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

  From net investment income                       (0.01)         (0.01)       (0.01)       (0.01)       (0.03)         (0.06)
    Total Distributions Paid                       (0.01)         (0.01)       (0.01)       (0.01)       (0.03)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $1.00          $1.00        $1.00        $1.00        $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                    1.33%          1.16%        0.62%        1.11%        2.71%          5.89%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period         $966,425     $1,186,119     $924,881     $979,757     $983,129     $1,139,044
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements       0.55%          0.55%        0.55%        0.55%        0.55%          0.55%
  Expenses, before waivers and
    reimbursements                                  0.79%          0.79%        0.79%        0.82%        0.88%          0.89%
  Net investment income, net of waivers and
    reimbursements                                  2.64%          1.22%        0.61%        1.08%        2.64%          5.70%
  Net investment income, before waivers and
    reimbursements                                  2.40%          0.98%        0.37%        0.81%        2.31%          5.36%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See Notes to the Financial Statements.

                   NORTHERN FUNDS SEMIANNUAL REPORT     9     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8%
  CALIFORNIA - 99.8%
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2004, Thacher Schools,
     2.77%, 10/7/05                     $4,700           $4,700
   ABAG Finance Authority for
     Nonprofit Corp. Coros
     California Revenue VRDB,
     Series 2005, Institute for
     Defense Analyses (AMBAC
     Insured),
     2.73%, 10/7/05                      3,000            3,000
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2000A
     (AMT), East Ridge Apartments
     (FNMA LOC),
     2.79%, 10/7/05                      2,545            2,545
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002
     (AMT), The Bachenheimer
     Building Project (FNMA Gtd.),
     2.69%, 10/7/05                      7,720            7,720
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002A
     (AMT), Action Courtyard
     Apartments Project (Wells
     Fargo Bank N.A. LOC),
     2.69%, 10/7/05                      4,300            4,300
   ABAG Finance Authority for
     Nonprofit Corp. Multifamily
     Revenue VRDB, Series 2002A
     (AMT), Darling Florist
     Building Project (FNMA Gtd.),
     2.69%, 10/7/05                      4,710            4,710
   ABAG Finance Authority for
     Nonprofit Corp. Revenue VRDB,
     Series 2004, California
     Senior Living, Elder Care
     Alliance (Lloyds TSB Bank
     LOC),
     2.70%, 10/7/05                     10,550           10,550
   Alameda County IDA Revenue
     VRDB, Series 1995A (AMT),
     Heat and Control, Inc.
     Project (Comerica Bank LOC),
     2.81%, 10/7/05                      1,610            1,610

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Alameda County IDA Revenue
     VRDB, Series 1997A (AMT),
     Tool Family Partnership
     (Wells Fargo Bank N.A. LOC),
     2.69%, 10/7/05                     $1,240           $1,240
   Alameda County IDA Revenue
     VRDB, Series 2001 (AMT),
     Pacific Paper Tube Project
     (Wells Fargo Bank N.A. LOC),
     2.69%, 10/7/05                      2,285            2,285
   Alameda County IDA Revenue
     VRDB, Series 2004 (AMT),
     Autumn Press, Inc. Project
     (Wells Fargo Bank N.A. LOC),
     2.77%, 10/7/05                      2,332            2,332
   Alameda County IDA Revenue
     VRDB, Series 2004A (AMT),
     BEMA Electronics
     Manufacturing Project
     (Comerica Bank LOC),
     2.77%, 10/7/05                      2,200            2,200
   Alameda-Contra Costa Schools
     COP, Series 2002J, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     2.84%, 10/7/05                      2,255            2,255
   Alameda-Contra Costa Schools
     COP, Series 2002K, Capital
     Improvement Project (KBC Bank
     N.V. LOC),
     2.84%, 10/7/05                      2,700            2,700
   Anaheim California Housing
     Authority for Multifamily
     Revenue VRDB, Anaheim Hills-
     Fountains (AMT) (FNMA LOC),
     2.75%, 10/7/05                     10,000           10,000
   California Alternative Energy
     Source Revenue Bonds, Series
     1993A (AMT), Cogen General
     Electric Capital Project
     (General Electric Capital
     Corp. Gtd.), (1)
     2.73%, 10/7/05                     17,980           17,980
   California Department of Water
     Resources Revenue VRDB,
     Series 2002C-7, Power Supply
     Revenue Bonds (FSA Insured),
     2.70%, 10/7/05                     23,070           23,070

See Notes to the Financial Statements.

MONEY MARKET FUNDS    10      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Department of Water
     Resources VRDB, Series
     2002B-3, Power Supply Revenue
     Bonds (Bank of New York LOC),
     2.78%, 10/3/05                     $3,335           $3,335
   California Department of Water
     Resources VRDB, Series
     2002C-1, Power Supply Revenue
     Bonds (Dexia Credit Local
     LOC),
     2.71%, 10/7/05                      1,250            1,250
   California Department of Water
     Resources VRDB, Series
     2002C-3, Power Supply Revenue
     Bonds (AMBAC Insured),
     2.71%, 10/7/05                      4,275            4,275
   California Economic Development
     Financing Authority Revenue
     VRDB, Series 1996A (AMT),
     Joseph Schmidt Confections
     Project (BNP Paribas LOC),
     2.69%, 10/7/05                      2,900            2,900
   California Economic Development
     Financing Authority Revenue
     VRDB, Series 1998 (AMT),
     Fricke-Parks Press, Inc.
     Project (Wells Fargo Bank
     N.A. LOC),
     2.81%, 10/7/05                      1,890            1,890
   California Educational
     Facilities Authority Revenue
     Bonds, Citigroup ROCS
     2005-II-R-354, (1)
     2.77%, 10/7/05                      5,640            5,640
   California Educational
     Facilities Authority Revenue
     Bonds, University of Southern
     California, Series 2003-45A,
     Soc Gen Municipal Trust
     Receipts, (1)
     2.77%, 10/7/05                      5,000            5,000
   California Educational
     Facilities Authority Revenue
     VRDB, University of San
     Francisco (Bank of America
     N.A. LOC),
     2.67%, 10/7/05                      3,000            3,000
   California FHLMC Multifamily
     Variable Rate Certificates,
     Series M001 Class A (AMT)
     (FHLMC LOC),
     2.85%, 10/7/05                     39,535           39,535

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Health Facilities
     Financing Authority Revenue
     VRDB, Series 2001A, Scripps
     Health (JPMorgan Chase Bank
     LOC),
     2.71%, 10/7/05                     $1,840           $1,840
   California Health Facilities
     Financing Authority Revenue
     VRDB, Series 2002, Adventist
     Health Systems (Wachovia Bank
     N.A. LOC),
     2.80%, 10/3/05                      7,100            7,100
   California Health Facilities
     Financing Authority Revenue
     VRDB, Series 2004K, Catholic
     Healthcare West (JPMorgan
     Chase Bank LOC),
     2.71%, 10/7/05                      4,300            4,300
   California Housing Finance
     Agency Revenue VRDB, Series
     2004E-1 (AMT), Home Mortgage
     Revenue,
     2.77%, 10/7/05                     10,000           10,000
   California Infrastructure and
     Economic Development IDR
     VRDB, Series 1999 (AMT),
     Starter and Alternator
     Project (California State
     Teachers Retirement System
     LOC),
     2.87%, 10/7/05                      3,800            3,800
   California Infrastructure and
     Economic Development IDR
     VRDB, Series 2002A (AMT),
     Block and Brick Project (U.S.
     Bank N.A. LOC),
     2.75%, 10/7/05                      5,815            5,815
   California Infrastructure and
     Economic Development Revenue
     VRDB, J Paul Getty Trust,
     Series 2003B,
     2.25%, 10/1/05                        600              600
     Series 2003D,
     2.25%, 2/2/06                      14,400           14,400
   California Infrastructure and
     Economic Development Revenue
     VRDB, Series 2002 (AMT), 7/11
     Materials, Inc. Project
     (California State Teachers
     Retirement LOC),
     2.79%, 10/7/05                      3,735            3,735

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   11     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Pollution Control
     Financing Authority
     Environmental Improvement
     Revenue VRDB, Air Products
     Manufacturing Series 1997B
     (AMT) (Air Products and
     Chemicals Corp. Gtd.),
     2.80%, 10/7/05                    $10,000          $10,000
   California Pollution Control
     Financing Authority Revenue
     Bonds, Merrill Lynch P-Floats
     PA-538R, San Diego Gas and
     Electric (MBIA Insured), (1)
     2.80%, 10/7/05                     24,160           24,160
   California Pollution Control
     Financing Authority Revenue
     Bonds, Merrill Lynch P-Floats
     PA-633R, San Diego Gas and
     Electric (MBIA Insured), (1)
     2.80%, 10/7/05                     11,850           11,850
   California State Department of
     Water Resources and Power
     Supply Revenue VRDB, Series
     2002C16 (Bank of New York
     LOC),
     2.71%, 10/7/05                      5,400            5,400
   California State Economic
     Recovery Revenue VRDB,
     Series 2004C-4,
     2.76%, 10/3/05                     17,830           17,830
     Series 2004C-16 (FSA
       Insured),
     2.67%, 10/7/05                      4,850            4,850
   California State G.O. CP,
     Series 1996A2,
     2.55%, 10/11/05                     3,000            3,000
   California State G.O., Eagle
     Trust Series 20000507 (XLCA
     Insured), (1)
     2.78%, 10/7/05                     10,000           10,000
   California State G.O.,
     Kindergarten-University
     Public Educational Facilities
     (Citibank N.A. LOC),
     Series 2004A-2,
     2.76%, 10/3/05                     11,050           11,050
     Series 2004A-8,
     2.67%, 10/7/05                      4,400            4,400
     Series 2004A-9,
     2.71%, 10/7/05                     17,800           17,800

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California State G.O.,
     Kindergarten-University
     Public Educational Facilities
     Series 2004B-2 (State Street
     Bank and Trust LOC),
     2.78%, 10/3/05                     $2,100           $2,100
   California State G.O., MERLOTS
     Series 2003-A29 (AMBAC
     Insured), (1)
     2.76%, 10/7/05                     12,280           12,280
   California State G.O., MERLOTS
     Series 2004A-09 (FGIC
     Insured), (1)
     2.80%, 7/12/06                     21,450           21,450
   California State G.O., Merrill
     Lynch P-Floats Series PT-1257
     (XLCA Insured), (1)
     2.79%, 10/7/05                     11,475           11,475
   California State G.O., Series
     2003-1, ABN AMRO Munitops
     Trust Certificates (AMBAC
     Insured), (1)
     2.76%, 10/7/05                      6,000            6,000
   California State G.O., Series
     2003B-4, Floating Rate
     Certificates (Bank of New
     York LOC),
     2.67%, 10/7/05                     21,750           21,750
   California State G.O., Series
     2004 C11, Wachovia MERLOTS
     (AMBAC Insured), (1)
     2.76%, 10/7/05                     20,140           20,140
   California State Public Works
     Board Revenue Bonds, Series
     2004, University of
     California Projects,
     3.00%, 11/1/05                      1,575            1,577
   California State Public Works
     Board Revenue Bonds, Series
     PT-2915, Merrill Lynch
     P-Floats (MBIA Insured), (1)
     2.77%, 10/7/05                      9,680            9,680
   California State University
     System Revenue Bonds, Series
     2005B, Roaring Fork Municipal
     Products, LLC Class A 2005-18
     (AMBAC Insured), (1)
     2.76%, 10/7/05                      6,990            6,990

See Notes to the Financial Statements.

MONEY MARKET FUNDS    12      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Statewide
     Communities Development
     Authority COP, Series 1995,
     Covenant Retirement
     Communities (LaSalle Bank
     N.A. LOC),
     2.70%, 10/7/05                     $7,400           $7,400
   California Statewide
     Communities Development
     Authority COP, Series
     1999-176, Morgan Stanley
     Floating Rate Certificates
     (FSA Corp. Insured), (1)
     2.73%, 10/7/05                     10,595           10,595
   California Statewide
     Communities Development
     Authority Multifamily (AMT),
     Arms Apartments Project,
     Merrill Lynch P-Floats Series
     PT-1863 (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     2.86%, 10/7/05                      3,545            3,545
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     Bonds, Series 2003NN1 (AMT),
     Bay Vista Meadow Park Project
     (Wells Fargo Bank N.A. LOC),
     2.78%, 10/7/05                      7,500            7,500
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Pavillions Apartments
     (AMT) (FNMA LOC),
     2.75%, 10/7/05                     11,200           11,200
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2000V (AMT),
     Aqua Vista Apartments Project
     (FNMA LOC),
     2.75%, 10/7/05                      6,700            6,700
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2001S (AMT),
     Birchcrest Apartments Project
     (U.S. Bank N.A. LOC),
     2.79%, 10/3/05                        800              800

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002B, Olen
     Jones Senior Apartments
     Project (Citibank N.A. LOC),
     2.90%, 10/7/05                       $860             $860
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002S (AMT),
     Concord Green Apartments
     (FHLB LOC),
     2.76%, 10/7/05                      4,900            4,900
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2002X (AMT),
     Sharps and Flats Apartments
     (FNMA LOC),
     2.75%, 10/7/05                      5,600            5,600
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2003-00 (AMT),
     Dublin Ranch Apartments (Bank
     of America N.A. LOC),
     2.78%, 10/7/05                     14,900           14,900
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2004A (AMT),
     Maple Square Apartments
     Project (Citibank N.A. LOC),
     2.78%, 10/7/05                      4,800            4,800
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2004C (AMT),
     Avian Glen Apartments Project
     (Citibank N.A. LOC),
     2.78%, 10/7/05                      8,750            8,750
   California Statewide
     Communities Development
     Authority Multifamily Revenue
     VRDB, Series 2005 (AMT),
     Crossing Senior Phase IIJ
     (Citibank N.A. LOC),
     2.78%, 10/7/05                      7,425            7,425
   California Statewide
     Communities Development
     Authority Revenue Notes,
     Series 2005A-4, Riverside,
     4.00%, 6/30/06                        500              505

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   13     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Morgan Hill Country School
     (Bank of America N.A. LOC),
     2.67%, 10/7/05                     $3,825           $3,825
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2001, Gemological
     Institute (AMBAC Insured),
     2.69%, 10/7/05                     12,000           12,000
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2001, Senior Living
     Facility (Bank of New York
     LOC),
     2.70%, 10/7/05                     10,050           10,050
   California Statewide
     Communities Development
     Authority Revenue VRDB,
     Series 2003B, Kaiser
     Permanente Project,
     2.72%, 10/7/05                     11,400           11,400
     Series 2004J, Kaiser
     Permanente Project,
     2.71%, 10/7/05                     10,300           10,300
     Series 2004L, Kaiser
     Permanente Project,
     2.72%, 10/7/05                     14,500           14,500
     Series 2004M, Kaiser
     Permanente Project,
     2.72%, 10/7/05                      6,100            6,100
   Charter Mac Certificates,
     Series 2001 (AMT),
     California-2 (MBIA
     Insured), (1)
     2.80%, 10/7/05                     31,900           31,900
   Contra Costa Multifamily
     Housing Revenue VRDB, Series
     2003 (AMT), Creekview
     Apartments (FHLMC LOC),
     2.75%, 10/7/05                     14,500           14,500
   Contra Costa Water District
     Revenue Bonds, Series 750,
     Morgan Stanley Floating
     Certificates (FSA
     Insured), (1)
     2.73%, 10/7/05                      6,330            6,330

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Emeryville Redevelopment Agency
     Mulitfamily Housing Revenue
     VRDB, Series 2002A (AMT), Bay
     Street Apartments (KeyBank
     N.A. LOC),
     2.75%, 10/7/05                    $25,600          $25,600
   Golden West Schools Financing
     Authority G.O., Series 2005A
     12, Wachovia MERLOTS (FGIC
     Insured), (1)
     2.77%, 7/5/06                       5,820            5,820
   Grand Terrace Community
     Redevelopment Multifamily
     Revenue Bonds, Series 1985A,
     Mount Vernon Villas Project
     (FNMA LOC),
     2.69%, 10/7/05                      4,400            4,400
   Irvine California Assessment
     District Number 94-13, Oak
     Creek Limited Obligation
     Improvement Bonds (State
     Street Bank and Trust LOC),
     2.77%, 10/3/05                        400              400
   Livermore California
     Redevelopment Multifamily
     Revenue Agency VRDB, Series
     2002A (AMT), Livermore
     Apartments (Bank of America
     N.A. LOC),
     2.83%, 10/3/05                      1,750            1,750
   Los Angeles Community
     Redevelopment Agency VRDB,
     Series 2003A (AMT), Views at
     270 (Citibank N.A. LOC),
     2.77%, 10/7/05                      7,007            7,007
   Los Angeles County California
     TRANS, Series 2005-06A,
     4.00%, 6/30/06                      8,600            8,691
   Los Angeles County Housing
     Authority Multifamily Revenue
     VRDB, Series 2003 (AMT),
     Castaic Senior Apartments
     Project (FNMA LOC),
     2.75%, 10/7/05                      9,300            9,300
   Los Angeles Department of Water
     and Power Waterworks Revenue
     Bonds, Series 2001B-1,
     2.71%, 10/3/05                      5,050            5,050

See Notes to the Financial Statements.

MONEY MARKET FUNDS    14      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Los Angeles IDA Empowerment
     Zone Facilities Revenue
     Bonds, Series 2003 (AMT),
     Green Farms, Inc. Project
     (Comerica Bank LOC),
     2.83%, 10/7/05                     $3,000           $3,000
   Los Angeles IDA Empowerment
     Zone Facilities Revenue VRDB,
     Series 2001 (AMT), Megatoys
     Project (California State
     Teachers Retirement LOC),
     2.87%, 10/7/05                      3,000            3,000
   Los Angeles IDA Revenue VRDB,
     Series 1998 (AMT), Delta Tau
     Data Systems, Inc. Project
     (California State Teachers
     Retirement LOC),
     2.83%, 10/7/05                      5,020            5,020
   Los Angeles IDA Revenue VRDB,
     Series 2001 (AMT), Wing Hing
     Noodle Co. Project (Comerica
     Bank LOC),
     2.83%, 10/7/05                      2,575            2,575
   Los Angeles Multifamily Revenue
     VRDB, Series 1994 (AMT),
     Loans to Lenders Program
     (FHLB LOC),
     2.83%, 10/3/05                      3,091            3,091
   Los Angeles Multifamily Revenue
     VRDB, Series 1997D (AMT),
     Mission Village Terrace
     Project (FHLB LOC),
     2.75%, 10/7/05                      3,540            3,540
   Los Angeles Multifamily Revenue
     VRDB, Series 2002E (AMT),
     Harvard Yard Apartments
     Project (FHLB LOC),
     2.75%, 10/7/05                      1,975            1,975
   Los Angeles Multifamily Revenue
     VRDB, Series 2003A (AMT),
     Asbury Apartments Project
     (Citibank N.A. LOC),
     2.76%, 10/7/05                      5,600            5,600
   Los Angeles Redevelopment
     Agency Multifamily Housing
     Revenue Bonds, Series 2003A
     (AMT), Wilshire Station
     Apartments (Bank of America
     N.A. LOC),
     2.83%, 10/3/05                      5,000            5,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Los Angeles Unified School
     District COP VRDB, Series
     2005B, Administration
     Building Project III (AMBAC
     Insured),
     2.67%, 10/7/05                    $13,840          $13,840
   Los Angeles Unified School
     District G.O., MERLOTS,
     Series 2003A22 (FSA Corp.
     Insured), (1)
     2.76%, 10/7/05                     15,385           15,385
   Los Angeles Wastewater Revenue
     VRDB,
     Series 2001A (FGIC Insured),
     2.15%, 12/15/05                    10,000           10,000
     Series 2001B (FGIC Insured),
     2.15%, 12/15/05                    12,000           12,001
   Metropolitan Water District of
     Southern California
     Waterworks Revenue VRDB,
     Series 1999B,
     2.67%, 10/7/05                        200              200
     Series 2003C-2,
     2.68%, 10/7/05                      4,045            4,045
   Oakland G.O. Bonds, Series
     2003-A, ABN AMRO Munitops
     Trust Certificates 2004-22
     (MBIA Insured), (1)
     2.76%, 10/7/05                      8,935            8,935
   Oakland Revenue Bonds, MERLOTS
     Series 2000M (AMBAC
     Insured), (1)
     2.76%, 10/7/05                      3,000            3,000
   Ohlone Community College,
     Series 2005B, ABN AMRO
     Munitops Trust Certificates
     2005-43 (FSA Insured), (1)
     2.76%, 10/7/05                     10,000           10,000
   Ontario IDA Revenue Bonds,
     Series 1985, L.D. Brinkman
     and Co. Project (Bank of
     America N.A. LOC),
     2.78%, 10/3/05                      1,500            1,500
   Oxnard California Financing
     Authority Wastewater Revenue
     VRDB, Headworks and Septic
     Systems Conversion (AMBAC
     Insured),
     2.75%, 10/7/05                      7,750            7,750

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   15     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Palmdale Community
     Redevelopment Agency SFM
     Revenue Bonds, MERLOTS Series
     2000-TTT (AMT) (U.S.
     Treasuries Escrowed), (1)
     2.81%, 10/7/05                     $5,955           $5,956
   Pasadena COP, Series 1991, Rose
     Bowl Improvements Project
     (Bank of New York LOC),
     2.70%, 10/7/05                        875              875
   Placentia-Yorba California
     Linda School District VRDB,
     Series 2003A, Unified School
     District COP (KBC Bank N.V.
     LOC),
     2.75%, 10/7/05                      3,000            3,000
   Pleasant Hill Redevelopment
     Agency Multifamily Revenue
     VRDB, Series 2001-A (AMT),
     Chateau III Project (FNMA
     Gtd.),
     2.75%, 10/7/05                      2,400            2,400
   Pleasanton COP VRDB, Assisted
     Living Facilities (Citibank
     N.A. LOC),
     2.70%, 10/7/05                      3,600            3,600
   Roaring Fork Municipal Products
     Revenue Bonds Trust Receipts
     (AMT) (FNMA Gtd.), (1)
     2.80%, 10/7/05                      7,180            7,180
   Sacramento County Housing
     Authority Multifamily Revenue
     Bonds, Series 1992A (AMT)
     Shadowood Apartments Project
     (General Electric Capital
     Corp. LOC), (1)
     2.83%, 10/7/05                     18,500           18,500
   Sacramento County Housing
     Authority Multifamily Revenue
     VRDB, Series 2001B (AMT),
     California Place Apartments
     (FNMA Gtd.),
     2.75%, 10/7/05                      4,500            4,500
   Sacramento County Housing
     Authority Multifamily Revenue
     VRDB, Series 2001D (AMT), Oak
     Valley Apartments (FNMA
     Gtd.),
     2.75%, 10/7/05                      4,000            4,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Sacramento County Sanitation
     District Financing Authority
     Revenue Bonds, MERLOTS Series
     2000-SSS (Colld. by U.S.
     Government Securities), (1)
     2.76%, 10/7/05                     $7,500           $7,500
   Sacramento-Yolo Port District
     Revenue VRDB, Series 1997A
     (AMT), California Free Trade
     Zone Project (Wells Fargo
     Bank N.A. LOC),
     2.82%, 10/7/05                      3,900            3,900
   San Bernardino County Housing
     Authority Multifamily Revenue
     VRDB, Series 1993, Monterey
     Villas Apartments Project
     (FHLB LOC),
     2.71%, 10/7/05                      1,600            1,600
   San Bernardino County
     Multifamily Revenue VRDB,
     Series 2004A, Housing
     Mortgage Mountain View (FNMA
     LOC),
     2.69%, 10/7/05                        500              500
   San Diego Housing Authority
     Multifamily Revenue VRDB,
     Series 2000A (AMT), Stratton
     Apartments Project (FNMA
     Gtd.),
     2.75%, 10/7/05                      3,300            3,300
   San Francisco City and County
     Airports Commission
     International Airport (AMT),
     Merrill P-Floats PA-661R-A
     (FSA Corp. Insured), (1)
     2.82%, 10/7/05                      6,905            6,905
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2005A-1,
     Ceatrice Apartments Project
     (Soc Gen GIC),
     3.50%, 3/30/06                      7,875            7,875
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     Bonds, Series 2005A-2,
     Ceatrice Apartments Project
     (National City Bank Cleveland
     LOC),
     2.80%, 10/7/05                      2,250            2,250

See Notes to the Financial Statements.

MONEY MARKET FUNDS    16      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Bayside Village Project
     (JPMorgan Chase Bank LOC),
     Series 1985A,
     2.69%, 10/7/05                    $10,490          $10,490
     Series 1985B,
     2.69%, 10/7/05                     10,300           10,300
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2001B (AMT),
     Ocean Beach Apartments
     Project (Citibank N.A. LOC),
     2.78%, 10/7/05                      1,300            1,300
   San Francisco City and County
     Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT),
     Leland Polk Senior Community
     (Citibank N.A. LOC),
     2.77%, 10/7/05                      4,490            4,490
   San Francisco City and County
     Redevelopment Agency VRDB,
     Community Facilities District
     Number 2002-4 (Bank of
     America N.A. LOC),
     2.69%, 10/7/05                      3,100            3,100
   San Jose Multifamily Housing
     Revenue VRDB, Series 2004A
     (AMT), Trestles Apartments
     Project (FHLMC LOC),
     2.77%, 10/7/05                      3,675            3,675
   San Jose Multifamily Housing
     Revenue VRDB, Series 2005
     (AMT), Raintree Apartments
     Project (FHLMC LOC),
     2.77%, 10/7/05                      9,000            9,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   San Leandro Multifamily Revenue
     VRDB, Series 1997A (AMT),
     Carlton Plaza (FNMA LOC),
     2.75%, 10/7/05                    $11,220          $11,220
   Santa Cruz Redevelopment Agency
     Multifamily Housing Revenue
     VRDB, Series 2002A (AMT),
     Shaffer Road Apartments
     Project (FNMA LOC),
     2.75%, 10/7/05                     10,000           10,000
   Sequoia Unified High School
     District G.O. Bonds, Series
     2003-2, ABN AMRO Munitops
     Certificates (MBIA
     Insured), (1)
     2.76%, 10/7/05                     12,945           12,945
   Simi Valley Unified School
     District G.O., Series
     2004-26, ABN AMRO Munitops
     Certificates (MBIA
     Insured), (1)
     2.76%, 10/7/05                      6,995            6,995
   State of California Department
     of Water Control Valley
     Project Revenue Bonds, Series
     PT1183, Merrill Lynch
     P-Floats, (1)
     2.77%, 10/7/05                      8,525            8,525
   SunAmerica Pool Multifamily,
     Series 2001-1 (AMT), Class A
     Certificates (FHLMC Corp.
     Gtd.), (1)
     2.82%, 10/7/05                     45,930           45,930
   Turlock California Health
     Facilities COP, Series B,
     Emanuel Medical Center, Inc.
     (U.S. Bank N.A. LOC),
     2.70%, 10/7/05                     10,500           10,500
   Ventura County California
     TRANS,
     4.00%, 7/3/06                      11,600           11,724

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   17     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 99.8% - CONTINUED
  CALIFORNIA - 99.8% - (CONTINUED)
   Western Placer Unified School
     District COP, Series 2003
     (Bank of America N.A. LOC),
     2.72%, 10/7/05                     $5,405           $5,405
   Windsor Multifamily Housing
     Revenue VRDB, Series 1995A
     (AMT), Oakmont at Windsor
     Project (FNMA LOC),
     2.75%, 10/7/05                      4,015            4,015
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $1,112,709)                                   1,112,709
  -------------------------------------------------------------
  TOTAL INVESTMENTS - 99.8%
  -------------------------------------------------------------
  (COST $1,112,709) (2)                               1,112,709
   Other Assets less
     Liabilities - 0.2%                                   2,712
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                $1,115,421

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The cost for federal income tax purposes was $1,112,709.

At September 30, 2005, the industry sectors for the California Municipal Money Market Fund were:

  INDUSTRY SECTOR                         % OF INVESTMENTS
  Air, Water Services and Solid
   Waste Management                                    6.0%
  Educational Services                                 8.5
  Electric Services, Gas and
   Combined Utilities                                  7.7
  Executive, Legislative and General
   Government                                         19.2
  Housing Programs                                    14.3
  Real Estate                                          8.0
  Urban and Community Development                     12.1
  All other sectors less than 5%                      24.2
  ---------------------------------------------------------
  TOTAL                                              100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS    18      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
MONEY MARKET FUND

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  ASSET-BACKED NOTES - 1.2%
  AUTO RECEIVABLES - 0.4%
   FCAR1, Owner Trust, Series
     2005-C, Class A1,
     3.95%, 10/17/05                   $20,000          $20,000
   Household Automotive Trust,
     Series 2005-2, Class A1,
     3.70%, 8/17/06                     13,327           13,327
  -------------------------------------------------------------
                                                         33,327
  -------------------------------------------------------------
  INTERNATIONAL RECEIVABLES - 0.7%
   Permanent Financing PLC, FRN,
     Series 7, Class 1A,
     3.69%, 10/10/05                    22,000           22,000
   Permanent Financing PLC, FRN,
     Series 8, Class 1A,
     3.69%, 10/11/05                    39,000           39,000
  -------------------------------------------------------------
                                                         61,000
  -------------------------------------------------------------
  OTHER RECEIVABLES - 0.1%
   General Electric Commercial
     Equipment Financing LLC,
     Series 2005-1, Class A1,
     3.42%, 6/20/06                      9,358            9,358
  -------------------------------------------------------------
  TOTAL ASSET-BACKED NOTES
  -------------------------------------------------------------
  (COST $103,685)                                       103,685

  CERTIFICATES OF DEPOSIT - 19.8%
  DOMESTIC DEPOSITORY INSTITUTIONS - 1.6%
   Bank of New York,
     3.17%, 11/22/05                    10,000           10,000
   HSBC Bank USA,
     4.20%, 4/3/06                      25,000           25,000
   Marshall & Ilsley Bank, FRN,
     3.98%, 12/29/05                    14,000           13,999
   SunTrust Bank, Atlanta Branch,
     3.33%, 10/14/05                    33,000           33,000
     3.33%, 10/28/05                     9,000            8,999
   Washington Mutual Bank, FA,
     Stockton, California,
     3.70%, 11/1/05                     20,000           20,000
     4.00%, 2/22/06                     25,000           25,000
  -------------------------------------------------------------
                                                        135,998
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.2%
   ABN AMRO, London Branch,
     3.56%, 12/19/05                   $20,000          $20,000
   Alliance & Leicester, London
     Branch,
     3.60%, 12/23/05                    20,000           20,000
     4.05%, 3/27/06                     10,000           10,000
   Banco Bilbao Vizcaya
     Argentaria, London Branch,
     3.42%, 11/3/05                     20,000           20,000
   Barclays Bank, London Branch,
     3.42%, 11/7/05                     42,000           42,000
     3.29%, 12/1/05                     53,000           53,000
     3.57%, 12/19/05                    20,000           20,000
   Barclays Bank, New York Branch,
     3.29%, 10/17/05                    35,000           34,999
   BNP Paribas, London Branch,
     3.36%, 10/11/05                    25,000           25,000
     3.53%, 10/13/05                    25,000           25,000
     3.10%, 11/14/05                    25,000           25,000
     3.15%, 11/17/05                    25,000           25,000
     3.25%, 11/25/05                    42,000           42,000
     3.54%, 12/14/05                    55,000           55,000
     3.74%, 12/21/05                    10,000           10,000
     3.60%, 12/23/05                    25,000           25,000
     3.57%, 12/29/05                    30,000           30,000
   Canadian Imperial Bank of
     Commerce, New York Branch,
     3.17%, 11/18/05                    18,000           18,000
   CALYON, London Branch,
     3.08%, 11/3/05                     42,000           42,000
     3.11%, 11/7/05                     37,000           37,000
     3.67%, 1/5/06                      20,000           20,000
     3.86%, 1/31/06                     30,000           30,000
   Commonwealth of Australia,
     4.14%, 5/31/06                     40,000           40,000
   Credit Agricole, London Branch,
     4.20%, 4/4/06                      40,000           40,000
     4.13%, 5/23/06                     29,000           29,000
   Credit Suisse First Boston, New
     York Branch,
     3.72%, 11/7/05, FRN                39,000           39,000
     3.83%, 11/21/05, FRN               34,000           34,001
     4.13%, 5/23/06                     14,000           14,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   19     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.2% - (CONTINUED)
   Deutsche Bank, London Branch,
     3.59%, 12/27/05                   $22,000          $21,998
   Deutsche Bank, New York Branch,
     3.88%, 2/2/06                      20,000           20,000
     4.11%, 5/8/06                      32,000           32,000
     4.13%, 5/30/06                     23,000           23,000
   Fortis Bank, New York Branch,
     3.83%, 1/25/06                     30,000           29,999
   HBOS Treasury Services, London
     Branch,
     4.13%, 5/25/06                     35,000           35,000
   HBOS Treasury Services, New
     York Branch,
     3.27%, 11/30/05                    39,000           39,000
     3.37%, 12/12/05                    15,000           15,000
     3.63%, 1/3/06                      25,000           25,000
     4.14%, 5/31/06                      8,000            8,000
   Lloyds Bank, New York Branch,
     FRN,
     3.55%, 10/25/05                     9,000            9,000
     3.78%, 12/1/05                     10,000            9,999
   Lloyds TSB Bank, New York
     Branch,
     3.56%, 12/15/05                    25,000           25,000
   National Australia Bank, London
     Branch,
     3.14%, 11/18/05                    20,000           20,000
   Nordea Bank Finland, New York
     Branch,
     3.71%, 10/11/05, FRN (1)           30,000           30,000
     3.14%, 11/18/05                    15,000           15,000
     3.76%, 12/12/05, FRN               20,000           19,997
   Royal Bank of Scotland, New
     York Branch,
     3.93%, 12/30/05, FRN               20,000           19,997
     3.67%, 1/5/06                      25,000           25,000
     4.08%, 3/27/06                     30,000           30,000
   Societe Generale, London
     Branch,
     3.42%, 11/7/05                     30,000           30,000
     3.11%, 11/14/05                    10,000           10,000
     3.56%, 12/16/05                    40,000           39,997
     3.80%, 1/20/06                     20,000           20,000
     3.86%, 1/31/06                     18,000           18,000
     4.10%, 5/9/06                      21,000           21,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  CERTIFICATES OF DEPOSIT - 19.8% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 18.2% - (CONTINUED)
   Toronto Dominion Bank, New York
     Branch,
     3.10%, 11/7/05                    $10,000          $10,000
   UBS AG Stamford Connecticut,
     FRN,
     3.16%, 11/18/05                    22,000           22,000
   Unicredito Italiano, London
     Branch,
     3.36%, 10/28/05                    30,000           30,000
     3.44%, 11/14/05                    18,000           18,000
  -------------------------------------------------------------
                                                      1,496,987
  -------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT
  -------------------------------------------------------------
  (COST $1,632,985)                                   1,632,985

  COMMERCIAL PAPER - 21.2%
  AUTO RECEIVABLES - 3.5%
   FCAR1, Owner Trust, Series
     2005-C, Class 1 A1,
     3.73%, 1/18/06                     25,000           24,718
     3.87%, 2/3/06                      15,000           14,798
     3.90%, 3/2/06                      75,000           73,765
   Ford Credit Floorplan Master
     Owner, Trust A, Motown
     Funding LLC, Series 2002, (1)
     3.64%, 10/3/05                     18,000           17,996
     3.66%, 10/5/05                     25,000           24,989
     3.77%, 10/17/05                    60,000           59,900
     3.79%, 10/24/05                    75,000           74,818
  -------------------------------------------------------------
                                                        290,984
  -------------------------------------------------------------
  BANK HOLDING COMPANIES - 0.3%
   Bank of America Corp., Series
     3A3,
     3.03%, 11/1/05                     25,000           24,935
  -------------------------------------------------------------
  CREDIT CARD MASTER TRUSTS - 1.5%
   Capital One Multi Execution
     Trust, (1)
     3.78%, 10/19/05                    10,000            9,981
     3.77%, 10/20/05                    15,000           14,970
   Citibank Credit Card Master
     Trust, Dakota Certificates,
     3.72%, 10/28/05                    25,000           24,930

See Notes to the Financial Statements.

MONEY MARKET FUNDS    20      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  COMMERCIAL PAPER - 21.2% - CONTINUED
  CREDIT CARD MASTER TRUSTS - 1.5% - (CONTINUED)
   MBNA Credit Card Master Trust,
     Emerald Certificates, (1)
     3.60%, 10/6/05                    $35,000          $34,983
     3.69%, 11/8/05                     20,000           19,922
     3.91%, 12/6/05                     20,000           19,857
  -------------------------------------------------------------
                                                        124,643
  -------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 2.6%
   Banco Santander Central,
     3.93%, 3/20/06                     75,000           73,608
   Bank of Ireland,
     3.93%, 3/13/06                     25,000           24,555
   Greenwich Capital Holdings,
     Inc., FRCP,
     3.65%, 10/3/05                     10,000           10,000
   HSBC USA, Inc.,
     3.55%, 12/27/05                    19,000           18,837
   Nordea North America, Inc.,
     3.04%, 11/4/05                     15,000           14,957
     3.58%, 12/30/05                    12,000           11,893
   Rabobank Nederland N.V.,
     3.59%, 1/4/06                      30,000           29,716
   Skandinaviska Enskilabanken
     Funding, Inc.,
     3.52%, 12/15/05                    27,000           26,802
  -------------------------------------------------------------
                                                        210,368
  -------------------------------------------------------------
  MULTI-SELLER CONDUITS - 7.3%
   Amstel Funding Corp.,
     3.78%, 1/24/06                     25,000           24,698
     3.82%, 1/27/06                     15,000           14,812
     3.89%, 3/13/06                     28,000           27,507
     3.97%, 3/24/06                     11,000           10,789
     4.11%, 3/27/06                     18,000           17,636
     4.09%, 3/29/06                     45,000           44,086
   Concord Minuteman Capital Co.,
     3.74%, 10/19/05, FRCP              35,000           34,997
     3.86%, 2/3/06 (1)                  15,000           14,799
     3.95%, 3/8/06 (1)                  10,000            9,827

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  COMMERCIAL PAPER - 21.2% - CONTINUED
  MULTI-SELLER CONDUITS - 7.3% - (CONTINUED)
   Concord Minuteman Capital Co.,
     Series A, FRCP, (1)
     3.65%, 10/3/05                    $25,000          $24,998
   Crown Point Capital Co., (1)
     3.67%, 10/6/05, FRCP               25,000           24,998
     3.67%, 10/11/05, FRCP              30,000           29,997
     3.71%, 11/7/05                     20,000           19,924
     3.78%, 1/18/06                     20,000           19,772
     3.88%, 2/7/06                      30,000           29,583
   Edison Asset Securitization
     Corp.,
     3.87%, 3/13/06                     19,000           18,667
   Fairway Finance Corp., FRCP,
     3.78%, 10/26/05                    20,000           19,999
   Galleon Capital Corp.,
     3.90%, 10/3/05                     23,000           22,995
   Legacy Capital LLC,
     3.32%, 10/19/05                    25,000           24,959
     3.75%, 12/7/05, FRCP               25,000           24,999
   Lexington Parker Capital,
     3.64%, 10/3/05, FRCP               30,000           29,998
     3.29%, 10/6/05                     10,000            9,996
     3.64%, 10/7/05, FRCP               15,000           15,000
     3.68%, 10/11/05, FRCP              23,000           22,998
     3.31%, 10/18/05 (1)                 5,000            4,992
     3.31%, 10/20/05 (1)                 9,000            8,984
     3.76%, 10/21/05, FRCP              28,000           27,997
   Victory Receivables Corp.,
     3.78%, 10/26/05                    25,000           24,934
  -------------------------------------------------------------
                                                        604,941
  -------------------------------------------------------------
  NON-DEPOSITORY PERSONAL CREDIT - 2.3%
   General Electric Capital Corp.,
     3.03%, 10/27/05                    42,000           41,908
     3.30%, 10/31/05                    36,000           35,901
     3.03%, 11/1/05                     50,000           49,870
     3.87%, 3/13/06                     57,000           56,000
  -------------------------------------------------------------
                                                        183,679
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   21     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  COMMERCIAL PAPER - 21.2% - CONTINUED
  OTHER RECEIVABLES - 0.9%
   Thornburg Mortgage Capital
     Resources,
     3.69%, 10/3/05                     $5,000           $4,999
     3.74%, 10/13/05                    13,000           12,984
     3.80%, 10/20/05                    15,000           14,970
     3.80%, 10/25/05                    30,000           29,924
     3.85%, 10/31/05                    10,000            9,968
  -------------------------------------------------------------
                                                         72,845
  -------------------------------------------------------------
  SINGLE SELLER CONDUITS - 0.2%
   Picaros Funding LLC,
     3.63%, 12/13/05                    20,000           19,853
  -------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 2.6%
   Five Finance Corp., (1)
     4.07%, 3/28/06                     10,000            9,799
   Grampian Funding Ltd.,
     3.28%, 10/5/05                     42,000           41,985
     3.64%, 12/16/05                    29,000           28,777
     3.54%, 12/20/05                    70,000           69,450
     4.11%, 3/29/06                     15,000           14,694
   White Pine Finance LLC,
     3.72%, 10/17/05, FRCP              25,000           24,998
     3.54%, 12/8/05                     25,000           24,833
  -------------------------------------------------------------
                                                        214,536
  -------------------------------------------------------------
  TOTAL COMMERCIAL PAPER
  -------------------------------------------------------------
  (COST $1,746,784)                                   1,746,784

  CORPORATE NOTES/BONDS - 13.9%
  DOMESTIC DEPOSITORY INSTITUTIONS - 0.8%
   American Express Bank, FSB,
     FRN,
     3.73%, 10/17/05                     9,800            9,800
   SunTrust Bank, FRN,
     3.53%, 10/3/05                     25,000           25,000
   U.S. Bank, N.A., FRN,
     3.76%, 12/5/05                     30,000           30,001
  -------------------------------------------------------------
                                                         64,801
  -------------------------------------------------------------
  FOREIGN DEPOSITORY INSTITUTIONS - 2.4%
   Australia and New Zealand
     Banking Corp., FRN, (1)
     3.81%, 10/24/05                    21,000           21,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  CORPORATE NOTES/BONDS - 13.9% - CONTINUED
  FOREIGN DEPOSITORY INSTITUTIONS - 2.4% - (CONTINUED)
   Nationwide Building Society,
     FRN, (1)
     4.03%, 12/28/05                   $20,000          $20,000
   Royal Bank of Canada, New York
     Branch, FRN,
     3.74%, 10/10/05                    24,000           24,001
   Royal Bank of Scotland Group,
     FRN, (1)
     3.58%, 10/21/05                    55,000           55,000
   Royal Bank of Scotland, New
     York Branch, FRN,
     3.78%, 12/1/05                     60,000           59,985
   Westpac Banking Corp., FRN,
     3.84%, 12/12/05                    15,000           15,000
  -------------------------------------------------------------
                                                        194,986
  -------------------------------------------------------------
  INSURANCE CARRIERS - 0.9%
   Allstate Life Global Funding
     II, FRN, (1)
     3.83%, 10/17/05                    25,000           25,000
   MET Life GIC Backed, FRN, (1)
     3.83%, 10/17/05                    50,000           50,000
  -------------------------------------------------------------
                                                         75,000
  -------------------------------------------------------------
  NON-DEPOSITORY PERSONAL CREDIT - 1.3%
   General Electric Capital Corp.,
     FRN,
     3.80%, 10/10/05                    35,000           35,017
   HSBC Finance Corp., FRN,
     3.82%, 10/24/05                    25,000           25,000
   SLM Corp., FRN, (1)
     3.57%, 10/3/05                     50,000           50,000
  -------------------------------------------------------------
                                                        110,017
  -------------------------------------------------------------
  SECURITY AND COMMODITY BROKERS - 4.1%
   Bear Stearns Co., Inc., FRN,
     3.73%, 10/5/05                     20,000           20,000
   Citigroup Global Markets, FRN,
     3.88%, 12/16/05                    10,000           10,001
   Goldman Sachs Group, Inc.,
     3.41%, 10/27/05                    40,000           40,000
   Lehman Brothers Holdings, FRN,
     3.91%, 10/24/05                    80,000           80,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    22      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  CORPORATE NOTES/BONDS - 13.9% - CONTINUED
  SECURITY AND COMMODITY BROKERS - 4.1% - (CONTINUED)
   Merrill Lynch & Co., FRN, MTN,
     3.71%, 10/4/05                    $40,000          $40,000
     3.93%, 10/11/05                    35,000           35,023
   Morgan Stanley & Co., FRN,
     3.80%, 10/17/05                    22,000           22,000
     3.87%, 10/27/05                    92,800           92,802
  -------------------------------------------------------------
                                                        339,826
  -------------------------------------------------------------
  STRUCTURED INVESTMENT VEHICLES - 4.3%
   Beta Finance, Inc., FRN,
     MTN, (1)
     3.75%, 10/17/05                    20,000           20,003
     3.59%, 10/20/05                    20,000           19,999
     3.72%, 11/4/05                      8,000            8,001
     3.87%, 11/28/05                    20,000           20,001
   CC U.S.A., Inc., FRN, MTN, (1)
     3.57%, 10/13/05                    18,000           18,003
     3.73%, 10/14/05                    23,000           23,002
   Cullinan Finance Corp.,
     FRN, (1)
     3.74%, 10/17/05                    40,000           39,997
   Dorada Finance, Inc., FRN, (1)
     4.06%, 10/1/05                     17,000           17,007
     3.55%, 10/6/05                     37,000           37,007
     3.74%, 10/17/05                    22,000           22,001
     3.75%, 10/17/05                    20,000           20,003
   Five Finance, FRN, (1)
     3.64%, 10/3/05                     20,000           19,997
   Sigma Finance, Inc., FRN,
     MTN, (1)
     3.76%, 10/20/05                    51,000           50,997
     3.79%, 10/25/05                    35,000           34,998
  -------------------------------------------------------------
                                                        351,016
  -------------------------------------------------------------
  TRANSPORTATION EQUIPMENT - 0.1%
   American Honda Finance,
     FRN, (1)
     3.88%, 11/21/05                    10,000           10,001
  -------------------------------------------------------------
  TOTAL CORPORATE NOTES/BONDS
  -------------------------------------------------------------
  (COST $1,145,647)                                   1,145,647

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  EURODOLLAR TIME DEPOSITS - 12.3%
  FOREIGN DEPOSITORY INSTITUTIONS - 12.3%
   ABN AMRO Bank, Amsterdam,
     Netherlands,
     3.92%, 10/3/05                   $131,500         $131,500
   Banco Popular, San Juan, Puerto
     Rico,
     3.84%, 11/1/05                     25,000           25,000
   Barclays Bank Global Treasury
     Services, London,
     3.95%, 10/3/05                    100,000          100,000
   Credit Agricole S.A., Paris,
     3.46%, 11/14/05                    20,000           20,000
   Danske Bank, London,
     3.94%, 10/3/05                    120,000          120,000
   Deutsche Bank, Grand Cayman,
     4.00%, 10/3/05                    125,000          125,000
   Dexia Bank, Brussels, Belgium,
     3.90%, 10/3/05                    175,000          175,000
   Dexia Credit Local, Grand
     Cayman,
     3.36%, 10/12/05                    25,000           25,000
   Fortis Bank, Brussels, Belgium,
     3.75%, 11/14/05                    30,000           30,000
   ING, Brussels, Belgium,
     3.90%, 10/3/05                     50,000           50,000
   National Bank of Canada,
     Montreal, Canada,
     3.94%, 10/3/05                    186,520          186,520
   Royal Bank of Canada, London,
     3.80%, 10/13/05                    30,000           30,000
  -------------------------------------------------------------
  TOTAL EURODOLLAR TIME DEPOSITS
  -------------------------------------------------------------
  (COST $1,018,020)                                   1,018,020

  MUNICIPAL INVESTMENTS - 1.7%
  ADMINISTRATION OF ENVIRONMENTAL AND HOUSING PROGRAMS - 0.4%
   Florida Housing Finance Corp.,
     Taxable, VRDB, Series 2002A,
     Affordable Housing,
     3.85%, 10/7/05                      5,000            5,000
   State of Texas G.O. Taxable,
     VRN, Veterans' Land Refunding
     Bonds, Series 2000A,
     3.84%, 10/7/05                     24,435           24,435
  -------------------------------------------------------------
                                                         29,435
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   23     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MONEY MARKET FUND (continued)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 1.7% - CONTINUED
  BUSINESS SERVICES - 0.2%
   Bonbright Distributors, Inc.
     VRDN,
     3.90%, 10/7/05                     $3,100           $3,100
   FBC Chemical Corp. Taxable
     VRDN, Series 2000 (National
     City Bank LOC),
     3.90%, 10/7/05                      2,565            2,565
   JCM Properties, LP VRDN, Series
     1998,
     3.90%, 10/7/05                      1,920            1,920
   Malone College Project Taxable
     VRDN (National City Bank
     LOC),
     3.90%, 10/7/05                      1,800            1,800
   Schreiber Industrial
     Park - North Carolina Taxable
     VRDN, Series 1997,
     3.90%, 10/7/05                      4,460            4,460
   Smith Clinic Project Taxable
     VRDN, Series 2000,
     3.90%, 10/7/05                      4,815            4,815
  -------------------------------------------------------------
                                                         18,660
  -------------------------------------------------------------
  ENGINEERING, ACCOUNTING AND MANAGEMENT - 0.1%
   California PCR Environmental
     Improvement Taxable CP,
     Series 1997, Browning Ferris
     Project,
     3.68%, 10/3/05                     10,000           10,000
  -------------------------------------------------------------
  EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT - 0.3%
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2002A,
     3.86%, 10/7/05                     16,500           16,500
   Cook County, Illinois, G.O.
     Taxable Bonds, Series 2004D,
     3.86%, 10/3/05                     10,000           10,000
  -------------------------------------------------------------
                                                         26,500
  -------------------------------------------------------------
  HEALTH SERVICES - 0.4%
   Healthcare Network Properties,
     LLC Loan Program VRN, Series
     1999A (National City Bank
     LOC),
     3.85%, 10/7/05                     17,050           17,050
   Integris Health, Inc. Taxable
     VRDB,
     3.92%, 10/7/05                     11,445           11,445
  -------------------------------------------------------------
                                                         28,495
  -------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  MUNICIPAL INVESTMENTS - 1.7% - CONTINUED
  HOUSING PROGRAMS - 0.1%
   Florida Housing Finance Agency,
     Taxable VRDB, Series 1999,
     Affordable Housing,
     3.84%, 10/7/05                     $9,100           $9,100
  -------------------------------------------------------------
  MEMBERSHIP ORGANIZATIONS - 0.1%
   American Association of Retired
     Persons VRDN,
     3.80%, 10/7/05                      3,100            3,100
  -------------------------------------------------------------
  MISCELLANEOUS RETAIL - 0.1%
   Macon-Bibb County Taxable
     Bonds, Georgia, (1)
     3.86%, 10/7/05                     11,000           11,000
  -------------------------------------------------------------
  REAL ESTATE - 0.0%
   Wilmington Pike LLC Project
     Taxable VRDN, Series 2000,
     3.90%, 10/7/05                      2,900            2,900
  -------------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -------------------------------------------------------------
  (COST $139,190)                                       139,190

  U.S. GOVERNMENT AGENCIES - 1.6% (2)
  FANNIE MAE - 1.6%
   FNMA FRN,
     3.62%, 11/7/05                     60,000           59,985
     3.68%, 12/9/05                     70,000           69,992
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $129,977)                                       129,977

  -------------------------------------------------------------
  INVESTMENTS, AT AMORTIZED COST
  -------------------------------------------------------------
  ($5,916,288)                                        5,916,288

  REPURCHASE AGREEMENTS - 29.0%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 2.3%
   Bank of America Securities LLC,
     dated 9/30/05, repurchase
     price $64,438
     3.24%, 10/3/05                     64,421           64,421
   Morgan Stanley & Co., Inc.,
     dated 9/30/05, repurchase
     price $42,959
     3.23%, 10/3/05                     42,947           42,947

See Notes to the Financial Statements.

MONEY MARKET FUNDS    24      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  REPURCHASE AGREEMENTS - 29.0% - CONTINUED
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 2.3% - (CONTINUED)
   Societe Generale - New York
     Branch, dated 9/30/05,
     repurchase price $21,479
     3.30%, 10/3/05                    $21,473          $21,473
   UBS Securities LLC, dated
     9/30/05, repurchase price
     $64,438
     3.30%, 10/3/05                     64,421           64,421
  -------------------------------------------------------------
                                                        193,262
  -------------------------------------------------------------
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
   SECURITIES)
  REPURCHASE AGREEMENTS - 26.7%
   Bank of America N.A., dated
     9/30/05, repurchase price
     $255,028
     3.91%, 10/3/05                    255,000          255,000
   Bear Stearns, Inc., dated
     9/30/05, repurchase price
     $150,016
     3.94%, 10/3/05                    150,000          150,000
   Credit Suisse First Boston
     Corp., dated 9/30/05,
     repurchase price $110,012
     3.90%, 10/3/05                    110,000          110,000
   Goldman Sachs & Co., Inc.,
     dated 9/30/05, repurchase
     price $425,046
     3.93%, 10/3/05                    425,000          425,000
   Lehman Brothers, Inc., dated
     9/30/05, repurchase price
     $760,082
     3.88%, 10/3/05                    760,000          760,000

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  REPURCHASE AGREEMENTS - 29.0% - CONTINUED
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
    SECURITIES)
  REPURCHASE AGREEMENTS - 26.7% - (CONTINUED)
   Merrill Lynch, dated 9/30/05,
     repurchase price $190,021
     3.90%, 10/3/05                   $190,000         $190,000
   UBS Securities LLC, dated
     9/30/05, repurchase price
     $310,034
     3.90%, 10/3/05                    310,000          310,000
  -------------------------------------------------------------
                                                      2,200,000
  -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  -------------------------------------------------------------
  (COST $2,393,262)                                   2,393,262

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.7%
  -------------------------------------------------------------
  (COST $8,309,550) (3)                               8,309,550
   Liabilities less Other
     Assets - (0.7)%                                    (60,248)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                $8,249,302

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(3) The cost for federal income tax purposes was $8,309,550.

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   25     MONEY MARKET FUNDS

MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7%
  ALABAMA - 0.4%
   Columbia IDB Revenue VRDB,
     Series 1997 (AMT), Alabama
     Power Company Project,
     2.78%, 10/7/05                   $15,000         $15,000
   Eutaw IDB PCR Bonds, Green
     County Project (Mississippi
     Power Co. Gtd.),
     2.90%, 10/3/05                     6,550           6,550
  -----------------------------------------------------------
                                                       21,550
  -----------------------------------------------------------
  ARIZONA - 1.0%
   Arizona Health Facilities
     Authority Revenue Bonds, The
     Terraces Project (Lloyds TSB
     Bank LOC), Series 2003B-1,
     2.75%, 10/7/05                     7,850           7,850
   Chandler IDA Multifamily VRDB,
     Series 2000, River Ranch
     Apartments Project (FHLMC
     LOC),
     2.75%, 10/7/05                     1,325           1,325
   Coconino County PCR VRDB,
     Series 1994-A (AMT), Arizona
     Public Services Navajo
     Project (KBC Bank N.V. LOC),
     2.88%, 10/3/05                    14,060          14,060
   Phoenix IDA Multifamily Housing
     VRDB, Series 1999, Southwest
     Village Apartments Project
     (FNMA Gtd.),
     2.75%, 10/7/05                     1,800           1,800
   Pima County SFM Revenue Bonds,
     Series 2005-17 (AMT), Roaring
     Fork Trust Receipts Series
     2004 (General Electric
     Capital Corp. GIC), (1)
     2.95%, 10/7/05                     8,202           8,202
   Salt River Project System
     Revenue Refunding Bonds,
     Citicorp Eagle Trust Series
     2002A, (1)
     2.79%, 10/7/05                     8,000           8,000
   Sun Devil Energy Center LLC
     Revenue VRDB, Series 2004,
     Arizona State University
     Project (FGIC Insured),
     2.79%, 10/7/05                     1,500           1,500

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ARIZONA - 1.0% - (CONTINUED)
   Tempe IDA VRDB, Series 2002C,
     Friendship Village Project
     (LaSalle Bank N.A. LOC),
     2.75%, 10/7/05                    $9,900          $9,900
   Yuma Arizona IDA Multifamily
     VRDB, Series 2003, Encanto
     Apartments Project (FNMA
     LOC),
     2.75%, 10/7/05                       735             735
  -----------------------------------------------------------
                                                       53,372
  -----------------------------------------------------------
  ARKANSAS - 0.4%
   Arkansas Development Finance
     Authority Revenue Bonds,
     Series 2000 (AMT), ENSCO,
     Inc. Project (Wachovia Bank
     N.A. LOC),
     2.80%, 10/7/05                     7,000           7,000
   Benton County Public Facilities
     Board VRDB, Series 2002
     (AMT), Bentonville Apartments
     (FHLMC Gtd.),
     2.81%, 10/7/05                     9,500           9,500
   Green County IDR VRDB, Series
     1999 (AMT), Jimmy Sanders,
     Inc. Project (Amsouth Bank
     Birmingham LOC),
     2.93%, 10/7/05                     4,200           4,200
  -----------------------------------------------------------
                                                       20,700
  -----------------------------------------------------------
  CALIFORNIA - 0.5%
   California Department of Water
     Resources Power Supply VRDB,
     Series 2002C-7 (FSA Corp.
     Insured),
     2.70%, 10/7/05                    22,000          22,000
   California State G.O. Floating
     Rate, Series 2003B-4 (Bank of
     New York LOC),
     2.67%, 10/7/05                     4,800           4,800
  -----------------------------------------------------------
                                                       26,800
  -----------------------------------------------------------
  COLORADO - 2.3%
   Castle Pines North Metropolitan
     District VRDB, Series 1999,
     Limited Tax G.O. Bonds (U.S.
     Bank N.A. LOC),
     2.85%, 10/7/05                     2,195           2,195

See Notes to the Financial Statements.

MONEY MARKET FUNDS    26      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  COLORADO - 2.3% - (CONTINUED)
   City of Greenwood Village
     Refunding VRDB, Series 2003,
     Fiddlers Business Improvement
     District (U.S. Bank N.A.
     LOC),
     2.88%, 10/7/05                    $3,000          $3,000
   Colorado Educational & Cultural
     Facilities Authority Revenue
     VRDB, Series 2003, Vail
     Mountain School Project
     (KeyBank N.A. LOC),
     2.83%, 10/7/05                     5,000           5,000
   Colorado Educational & Cultural
     Facilities Authority Revenue
     VRDB, Series 2005, Student
     Housing Project (Citibank
     N.A. LOC),
     2.77%, 10/7/05                     2,400           2,400
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Metal Sales
     Manufacturing Corp. Project
     (U.S. Bank N.A. LOC),
     2.91%, 10/7/05                     1,000           1,000
   Colorado HFA Economic
     Development Revenue Bonds
     (AMT), Walker Manufacturing
     Co. Project (JPMorgan Chase
     Bank LOC),
     2.93%, 10/7/05                     2,680           2,680
   Colorado HFA Revenue Bonds
     (AMT), Genesis Innovations
     LLC (JPMorgan Chase Bank
     LOC),
     3.11%, 10/7/05                     1,490           1,490
   Colorado HFA Revenue Bonds
     (AMT), Wachovia MERLOTS
     Series 2002-A60 (MBIA
     Insured), (1)
     2.82%, 10/7/05                     6,070           6,070
   Denver Airport System Revenue
     Bonds, Series 2000A (AMT),
     Merrill Lynch P-Floats PA-763
     (AMBAC Insured), (1)
     2.83%, 10/7/05                     4,995           4,995
   Denver Airport System Revenue
     Bonds, Series 2005-6A (AMT),
     Roaring Fork Municipal
     Products LLC (MBIA
     Insured), (1)
     2.90%, 10/7/05                    11,915          11,915

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  COLORADO - 2.3% - (CONTINUED)
   Denver Airport System Revenue
     Refunding Bonds, Series 2002C
     (AMT) (Soc Gen LOC),
     2.80%, 10/7/05                   $18,300         $18,300
   Denver SFM Revenue Bonds,
     Series 2004A (AMT), Draw Down
     (General Electric Capital
     Corp. Gtd.),
     3.78%, 10/25/05                   23,292          23,292
   Eagle County Metropolitan
     District VRDB, Series 1999B,
     Eagle Ranch Golf Course
     Enterprise (Bank of America,
     N.A. LOC),
     2.79%, 10/7/05                     6,580           6,580
   Pitkin County IDA Revenue
     Bonds, Series 1994-B (AMT),
     Aspen Skiing Company Project
     (JPMorgan Chase Bank LOC),
     2.86%, 10/3/05                     3,100           3,100
   Summit County Recreational
     Facilities Revenue Bonds,
     Series 1992, Copper Mountain
     (Bank of Nova Scotia LOC),
     2.85%, 10/7/05                     9,475           9,475
   Westminster EDA Tax Increment
     Revenue VRDB, Series 2005,
     North Huron Urban Renewal
     Project (Depfa Bank PLC LOC),
     2.78%, 10/7/05                    10,000          10,000
  -----------------------------------------------------------
                                                      111,492
  -----------------------------------------------------------
  DELAWARE - 0.3%
   New Castle County Airport
     Revenue Bonds, Series 2002
     (AMT), FlightSafety
     International, Inc. Project
     (Berkshire Hathaway, Inc.
     Gtd.),
     2.78%, 10/7/05                    16,615          16,615
  -----------------------------------------------------------
  DISTRICT OF COLUMBIA - 0.8%
   District of Columbia Housing
     Finance Agency Multifamily
     Revenue Bonds (AMT),
     Citigroup ROCS-RR-II-R-433
     (FNMA Gtd.), (1)
     2.83%, 10/7/05                     7,780           7,780
   District of Columbia
     Metropolitan Airport
     Authority Revenue Bonds
     (AMT), Citigroup ROCS Number
     54 (MBIA Insured), (1)
     2.90%, 10/7/05                     2,495           2,495

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   27     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  DISTRICT OF COLUMBIA - 0.8% - (CONTINUED)
   District of Columbia
     Multifamily Housing Finance
     Agency Revenue Bonds (AMT),
     Merrill Lynch P-Floats
     PT-2391 (Merrill Lynch and
     Co., Inc. Gtd.), (1)
     2.88%, 10/7/05                    $2,410          $2,410
   District of Columbia Revenue
     Bonds, Henry J. Kaiser
     Foundation (Kaiser Family
     Foundation Gtd.),
     2.79%, 10/7/05                    10,100          10,100
   District of Columbia Revenue
     Bonds, Series 1998, Lowell
     School, Inc. Project
     (Wachovia Bank N.A. LOC),
     2.80%, 10/7/05                     3,580           3,580
   District of Columbia Water &
     Sewer Authority, Series 1998,
     Citibank Eagle Trust 985201
     (FSA Corp. Insured), (1)
     2.79%, 10/7/05                     3,300           3,300
   District of Columbia Water &
     Sewer Revenue Bonds, Citicorp
     Eagle Trust 8121A (FSA Corp.
     Insured), (1)
     2.79%, 10/7/05                     7,590           7,590
  -----------------------------------------------------------
                                                       37,255
  -----------------------------------------------------------
  FLORIDA - 2.8%
   Alachua County Health
     Facilities & Continued Care
     VRDB, Series 2002A, Oak
     Hammock University Project
     (BNP Paribas LOC),
     2.80%, 10/3/05                     4,650           4,650
   Capital Trust Agency - Air
     Cargo Revenue Bonds, Series
     2004A (AMT), Aero Miami FX
     LLC Project (JPMorgan Chase
     Bank LOC),
     2.83%, 10/7/05                     8,300           8,300
   Charlotte County Utilities
     Revenue Bonds, Series 2003A
     (FSA Corp. Insured),
     2.76%, 10/7/05                     3,400           3,400

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  FLORIDA - 2.8% - (CONTINUED)
   Dade County Special Obligation
     Refunding Bonds, Morgan
     Stanley Floating Rate Trust
     Certificates, Series 2000-415
     (AMBAC Insured), (1)
     2.78%, 10/7/05                    $8,995          $8,995
   Duval County Housing Revenue
     Bonds, Series 2003 (AMT),
     Camri Green Apartments (FNMA
     LOC),
     2.80%, 10/7/05                     3,000           3,000
   Florida Board of Education
     Capital Outlay Revenue Bonds,
     Citicorp Eagle Trust, Series
     20000902, (1)
     2.79%, 10/7/05                     4,550           4,550
   Florida Housing Finance Corp.
     Revenue Bonds (AMT), Merrill
     Lynch P-Floats PT-451,
     Homeowner Mortgage Services
     (FSA Corp. Insured), (1)
     2.83%, 10/7/05                     1,040           1,040
   Florida State Board of
     Education Public Education
     G.O., Citicorp Eagle Trust,
     Series 720050054A, (1)
     2.79%, 10/7/05                     7,000           7,000
   Highlands County Health
     Facilities Authority VRDB,
     Adventist Health System
     Sunbelt, Series 1997A
     (SunTrust Bank LOC)
     2.75%, 10/7/05                     9,400           9,400
   Lee County IDA Health Care
     Facilities VRDB, Series
     1999B, Shell Point Village
     Project (Bank of America,
     N.A. LOC),
     2.74%, 10/7/05                     3,500           3,500
   Miami-Dade County HFA VRDB,
     Series 2002-8 (AMT), Ward
     Towers Assisted (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                     1,700           1,700
   Miami-Dade County IDA IDR VRDB,
     Series 2004 (AMT), Tarmac
     America Project (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                     3,000           3,000
   Orange County Multifamily
     Housing VRDB, Series 1997,
     Palm Key Apartments Project
     (FHLMC LOC),
     2.77%, 10/7/05                     4,400           4,400

See Notes to the Financial Statements.

MONEY MARKET FUNDS    28      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  FLORIDA - 2.8% - (CONTINUED)
   Orlando Greater Aviation
     Authority Revenue Bonds,
     Series 2003A (AMT),
     FlightSafety International,
     Inc. Project (Berkshire
     Hathaway, Inc. Gtd.),
     2.80%, 10/7/05                    $5,000          $5,000
   Pinellas County HFA VRDB,
     Series 2004, Alta Largo
     Apartments Project (Amsouth
     Bank Birmingham LOC),
     2.83%, 10/7/05                     5,000           5,000
   Pinellas County Health Facility
     Authority VRDB, Series 2004,
     Bayfront Projects (SunTrust
     Bank LOC),
     2.82%, 10/3/05                    28,060          28,060
   Polk County IDA Revenue Bonds,
     Series 2004, Lifepath Hospice
     Project (SunTrust Bank LOC),
     2.75%, 10/7/05                     3,000           3,000
   Putnam County Development
     Authority Revenue Bonds,
     Series 1984, Seminole
     Electric Cooperative Project,
     2.65%, 12/15/05                    3,540           3,540
   St. Lucie County IDA Revenue
     Bonds, Series 2000 (AMT),
     Freedom Plastics Project
     (LaSalle Bank N.A. LOC),
     2.80%, 10/7/05                     2,000           2,000
   St. Lucie County PCR Solid
     Waste Disposal Refunding
     Revenue Bonds (AMT), Florida
     Power & Light Company
     Project,
     2.90%, 10/3/05                    29,500          29,500
  -----------------------------------------------------------
                                                      139,035
  -----------------------------------------------------------
  GEORGIA - 7.1%
   Atlanta Airport Authority
     Revenue Bonds (AMT), Wachovia
     MERLOTS, Series 2000CCC (FGIC
     Insured), (1)
     2.82%, 10/7/05                     5,800           5,800
   Atlanta Urban Residential
     Authority VRDB, Series 2002A
     (AMT), Auburn Glenn
     Apartments (Wachovia Bank
     N.A. LOC),
     2.80%, 10/7/05                     4,900           4,900

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 7.1% - (CONTINUED)
   Atlanta Urban Residential
     Finance Authority Revenue
     Bonds, Series 2000 (AMT),
     Carver Redevelopment Project
     (SunTrust Bank LOC),
     2.80%, 10/7/05                    $1,200          $1,200
   Bulloch County Development
     Authority Revenue Bonds,
     Series 1999 (AMT), Apogee
     Enterprises, Inc. (Bank of
     New York LOC),
     2.85%, 10/7/05                     5,400           5,400
   Burke County Development
     Authority PCR VRDB, Series
     1999, Oglethorpe Power Vogtle
     Project (AMBAC Insured),
     2.82%, 10/3/05                     1,000           1,000
   Carollton County Housing
     Authority VRDB, Series 2003
     (AMT), Magnolia Lake
     Apartments (SunTrust Bank
     LOC),
     2.80%, 10/7/05                    11,920          11,920
   Clayton County Development
     Authority VRDB, Delta
     Airlines Project (General
     Electric Capital Corp. LOC),
     Series 2000A,
     2.82%, 10/7/05                    12,500          12,500
     Series 2000B (AMT),
     2.87%, 10/7/05                    72,050          72,050
     Series 2000C (AMT),
     2.87%, 10/7/05                    39,355          39,355
   Clayton County Housing
     Authority VRDB, Series 2003A
     (AMT), Forest Club Estates
     Project (FHLB of San
     Francisco LOC),
     2.90%, 10/3/05                     9,500           9,500
   Cobb County Housing Authority
     VRDB, Series 2003 (AMT),
     Woodchase Village Apartments
     (Regions Bank LOC),
     2.84%, 10/7/05                     4,000           4,000
   DeKalb County Housing Authority
     VRDB, Series 2002A1 (AMT),
     Mountain Crest Apartments
     Project (SunTrust Bank LOC),
     2.80%, 10/7/05                     4,000           4,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   29     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 7.1% - (CONTINUED)
   DeKalb County Multifamily
     Housing Authority Revenue
     Bonds, Series 2002 (AMT),
     Wesley Club Apartments
     (SunTrust Bank LOC),
     2.80%, 10/7/05                    $2,900          $2,900
   East Point Multifamily Housing
     Authority VRDB, Series 2003
     (AMT), Robins Creste
     Apartments Project (Bank of
     America, N.A. LOC),
     2.88%, 10/7/05                     6,940           6,940
   East Point Multifamily Housing
     Authority VRDB, Series 2004
     (AMT), Village Highlands
     Apartments (SunTrust Bank
     LOC),
     2.80%, 10/7/05                     3,000           3,000
   Fulton County Development
     Authority Revenue Bonds,
     Series 2000, Holy Innocents
     Episcopal School Project
     (SunTrust Bank LOC),
     2.75%, 10/7/05                     6,500           6,500
   Fulton County Multifamily
     Housing Authority VRDB,
     Series 1994A, Champions Green
     Apartments Project (FNMA
     Gtd.),
     2.81%, 10/7/05                    13,860          13,860
   Fulton County Refunding VRDB,
     Series 1996, Lenbrook Square
     Facilities for the Elderly
     Project (Royal Bank of
     Scotland PLC LOC),
     2.85%, 10/3/05                     5,700           5,700
   Georgia Medical Center Hospital
     Authority Revenue Bonds,
     Series 2004, Spring Harbor at
     Green Island (HBOS Treasury
     Services LOC),
     2.75%, 10/7/05                     6,100           6,100
   Georgia State G.O. Bonds, (1)
     Eagle Trust Series 97C1001,
     2.79%, 10/7/05                    15,500          15,500
     Eagle Trust Series 97C1002,
     2.79%, 10/7/05                    15,100          15,100
     Eagle Trust Series 99D1002,
     2.79%, 10/7/05                    24,280          24,280

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 7.1% - (CONTINUED)
   Georgia State Ports Authority
     Revenue Bonds (AMT), Colonel
     Island Terminal Project
     (SunTrust Bank LOC),
     2.80%, 10/7/05                    $3,410          $3,410
   Gordon County Hospital
     Authority VRDB, Series 1996A,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     2.90%, 10/7/05                       770             770
   Gwinnet County Development
     Authority IDR Bonds (AMT),
     CBD Management LLC Project
     (Wachovia Bank N.A. LOC),
     2.85%, 10/7/05                     1,900           1,900
   Gwinnet County Housing
     Authority Revenue Bonds
     (AMT), Herrington Mill
     Apartments Project (SunTrust
     Bank LOC),
     2.80%, 10/7/05                     8,000           8,000
   Gwinnet County Multifamily
     Housing VRDB, Series 1996,
     Post Corners Project (FNMA
     Gtd.),
     2.74%, 10/7/05                     2,960           2,960
   Gwinnet County Multifamily
     Housing VRDB, Series 1997,
     Post Chase Project (FNMA
     Gtd.),
     2.74%, 10/7/05                     2,500           2,500
   Kennesaw Development Authority
     VRDB, Series 2004 (AMT),
     Walton Ridenour Apartments
     (SunTrust Bank LOC),
     2.80%, 10/7/05                     5,000           5,000
   Macon Water & Sewer Authority
     Revenue Bonds,
     2.75%, 10/7/05                       830             830
   Richmond County Authority
     Revenue Anticipation
     Certificates, Series 2003,
     University Health Services,
     Inc. Project (SunTrust Bank
     LOC),
     2.75%, 10/7/05                     9,600           9,600
   Rockdale County Hospital
     Authority RAN, Series 2002,
     Rockdale Hospital (SunTrust
     Bank LOC),
     2.75%, 10/7/05                    10,000          10,000
   Roswell Multifamily Housing
     Authority VRDB, Series 1994,
     Wood Crossing (FHLMC LOC),
     2.75%, 10/7/05                     9,300           9,300

See Notes to the Financial Statements.

MONEY MARKET FUNDS    30      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  GEORGIA - 7.1% - (CONTINUED)
   Savannah EDA Revenue Bonds,
     Series 1997 (AMT), Georgia
     Kaolin Terminals (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                    $5,000          $5,000
   Smyrna Multifamily Housing
     Authority VRDB, Series 1995,
     Post Valley Project (FNMA
     Gtd.),
     2.74%, 10/7/05                     3,500           3,500
   Smyrna Multifamily Housing
     Authority VRDB, Series 1996,
     Gardens Post Village Project
     (FNMA Gtd.),
     2.74%, 10/7/05                     6,650           6,650
   Thomasville Hospital Authority
     Revenue Anticipation
     Certificates, Series 2003,
     John D. Archibold Memorial
     Hospital Project (SunTrust
     Bank LOC),
     2.75%, 10/7/05                     5,400           5,400
   Waleska Downtown Development
     Authority VRDB, Reinhardt
     College Project (Regions Bank
     LOC),
     2.78%, 10/7/05                     3,600           3,600
   Whitfield County IDA Revenue
     Bonds (AMT), H. S. Whiting,
     Inc. Project (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                       800             800
  -----------------------------------------------------------
                                                      350,725
  -----------------------------------------------------------
  HAWAII - 0.1%
   Hawaii Department of Finance
     Revenue Bonds, Series 2003D,
     Kahala Nui Project (LaSalle
     Bank N.A. LOC),
     2.75%, 10/7/05                     1,100           1,100
   Hawaii State G.O. Bonds,
     Citicorp Eagle Trust
     2000-1101 (FGIC Insured), (1)
     2.79%, 10/7/05                     6,000           6,000
  -----------------------------------------------------------
                                                        7,100
  -----------------------------------------------------------
  IDAHO - 0.3%
   Boise City Housing Authority
     VRDB, Series 2002B (AMT),
     Civic Plaza Housing Project
     (KeyBank N.A. LOC),
     2.89%, 10/7/05                    12,825          12,825
  -----------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1%
   Arlington Heights IDR Bonds,
     Series 1997 (AMT), 3E
     Graphics & Printing Project
     (Harris Trust & Savings Bank
     LOC),
     2.91%, 10/7/05                    $1,670          $1,670
   Aurora IDR Bonds, Series 2001
     (AMT), Keson Industries, Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                     2,875           2,875
   Aurora Kane & DuPage Counties
     IDB Revenue Bonds, Series
     1999, Jania Family LLC
     Project (LaSalle Bank N.A.
     LOC),
     2.88%, 10/7/05                     5,180           5,180
   Chicago Board of Education G.O.
     Unlimited, Series A PA 616,
     School Reform Board (FGIC
     Insured), (1)
     2.80%, 10/7/05                     6,705           6,705
   Chicago Board of Education
     Variable Rate Certificates,
     Series 2000A, School Reform
     Board (FGIC Insured), (1)
     2.85%, 10/7/05                     6,200           6,200
   Chicago G.O. Project &
     Refunding Bonds, Series
     1998M, Bank of America
     Partnership (FGIC
     Insured), (1)
     2.85%, 10/7/05                    15,000          15,000
   Chicago G.O. Refunding Bonds,
     Series 1998, Citicorp Eagle
     Trust 981302 (FSA Corp.
     Insured), (1)
     2.79%, 10/7/05                    11,600          11,600
   Chicago G.O., Series 2003-9
     (AMT), Roaring Fork Municipal
     Products LLC (MBIA
     Insured), (1)
     2.85%, 10/7/05                    15,970          15,970
   Chicago IDR Bonds, Series 1992
     (AMT), Eli's Chicago's
     Finest, Inc. Project (LaSalle
     Bank N.A. LOC),
     2.82%, 10/7/05                     1,265           1,265
   Chicago IDR Bonds, Series 1992
     (AMT), Enterprise Center VIII
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     7,200           7,200

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   31     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Chicago IDR Bonds, Series 1992
     (AMT), Enterprise Center IX
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                    $4,750          $4,750
   Chicago IDR Bonds, Series 1998
     (AMT), Freedman Seating Co.
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     2,975           2,975
   Chicago IDR VRDB, Series 2001
     (AMT), John Hofmeister & Sons
     (Harris Trust & Savings Bank
     LOC),
     2.91%, 10/7/05                     4,880           4,880
   Chicago Metropolitan Water
     District G.O. VRDB, Series
     2002A,
     2.75%, 10/7/05                    53,750          53,750
   Chicago Multifamily Housing
     Revenue Bonds, Series 2004B,
     Renaissance Saint Luke
     Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                     1,700           1,700
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Churchview Supportive Living
     (Harris Trust & Savings LOC),
     2.91%, 10/7/05                     2,905           2,905
   Chicago Multifamily Housing
     Revenue VRDB (AMT),
     Renaissance Center LP Project
     (Harris Trust & Savings Bank
     LOC),
     Series 1999A,
     2.91%, 10/7/05                     2,870           2,870
     Series 1999B,
     2.91%, 10/7/05                     1,700           1,700
   Chicago Multifamily Housing
     Revenue VRDB, Series 2004A
     (AMT), Central Station
     Project (FNMA LOC),
     2.80%, 10/7/05                    33,000          33,000
   Chicago O'Hare International
     Airport Revenue Bonds, Series
     2003 (AMT), Citigroup ROCS
     Series RR II R 239 (FSA Corp.
     Insured), (1)
     2.83%, 10/7/05                     5,200           5,200

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Chicago O'Hare International
     Airport Revenue VRDB, Series
     2002 (AMT), O'Hare Technology
     Center II Project (LaSalle
     Bank N.A. LOC),
     2.82%, 10/7/05                    $5,000          $5,000
   Chicago School Reform Board
     G.O., Series 1996, Bank of
     America Variable Rate
     Securities (MBIA
     Insured), (1)
     2.85%, 10/7/05                    13,300          13,300
   Chicago Second Lien Revenue
     VRDB, Series 1998A (AMT),
     Midway Airport Project (MBIA
     Insured),
     2.87%, 10/3/05                    20,000          20,000
   Chicago Tender Notes, Series
     2004 (State Street Bank &
     Trust LOC),
     2.20%, 12/8/05                    15,890          15,889
   Des Plaines City VRDB, Series
     1996 (AMT), Finzer Roller,
     Inc. Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                       800             800
   Elgin City IDR VRDB, Series
     1996A (AMT), Bailey
     Development LLC Project
     (LaSalle Bank N.A. LOC),
     2.82%, 10/7/05                     2,000           2,000
   Elgin City IDR VRDB, Series
     1999 (AMT), Questek
     Manufacturing Corp. (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                     2,900           2,900
   Elgin City IDR VRDB, Series
     2001 (AMT), Gemini Moulding
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     2,830           2,830
   Elgin City Industrial Project
     Revenue VRDB (AMT), 1925
     Holmes Road Project (Harris
     Trust & Savings Bank LOC),
     2.91%, 10/7/05                     2,925           2,925
   Fulton IDR VRDB, Series 1998
     (AMT), Drives, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     2.91%, 10/7/05                     3,375           3,375

See Notes to the Financial Statements.

MONEY MARKET FUNDS    32      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Illinois Development Finance
     Authority IDR Bonds, Series
     1990B, Tajon Warehouse
     Project (JPMorgan Chase Bank
     LOC),
     2.78%, 10/7/05                    $2,225          $2,225
   Illinois Development Finance
     Authority IDR Bonds, Series
     1997A (AMT), Randall Metals
     Corp. Project (LaSalle Bank
     N.A. LOC),
     3.03%, 10/7/05                     1,860           1,860
   Illinois Development Finance
     Authority IDR VRDB, Series
     1999 (AMT), Amtex Steel, Inc.
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     4,650           4,650
   Illinois Development Finance
     Authority IDR VRDB, Series
     2000 (AMT), Olson
     International Limited Project
     (JPMorgan Chase Bank LOC),
     2.93%, 10/7/05                       980             980
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1994 (AMT), NU-Way
     Industries, Inc. Project
     (LaSalle Bank N.A. LOC),
     2.82%, 10/7/05                       800             800
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 1998 (AMT), Flying
     Food Fare, Inc. (Harris Trust
     & Savings Bank LOC),
     2.85%, 10/7/05                     2,800           2,800
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2001, YMCA of
     Metropolitan Chicago Project
     (Harris Trust & Savings Bank
     LOC),
     2.78%, 10/7/05                    22,000          22,000
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2001C, Evanston
     Northwestern Healthcare Corp.
     (Evanston Northwestern
     Healthcare Corp. Gtd.),
     2.78%, 10/7/05                     1,815           1,815

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Illinois Development Finance
     Authority Revenue Bonds,
     Series 2004, Robert Morris
     College (JPMorgan Chase Bank
     LOC),
     2.78%, 10/7/05                   $11,340         $11,340
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 1999D2, AMR Pooled
     Finance Program (Fifth Third
     Bank LOC),
     2.85%, 10/7/05                     6,505           6,505
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 2001 (AMT), Val-Matic
     (LaSalle Bank N.A. LOC),
     2.82%, 10/7/05                     6,080           6,080
   Illinois Development Finance
     Authority Revenue VRDB,
     Series 2002, St. Augustine
     College Project (JPMorgan
     Chase Bank LOC),
     2.83%, 10/3/05                     5,980           5,980
   Illinois Development Finance
     Authority Revenue VRDN,
     Series 1999A (AMT), Nuevo
     Hombres LLC Project (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                     4,700           4,700
   Illinois Development Finance
     Authority VRDB, Series 1997
     (AMT), Ciccone Food Products,
     Inc. (Harris Trust & Savings
     Bank LOC),
     2.91%, 10/7/05                     4,100           4,100
   Illinois Development Finance
     Authority VRDB, Series 1998,
     American Youth Hostels
     Project (Harris Trust &
     Savings Bank LOC),
     2.75%, 10/7/05                     7,160           7,160
   Illinois Development Finance
     Authority Water Facilities
     Revenue VRDB (AMT), Illinois-
     American Water (MBIA
     Insured),
     2.83%, 10/7/05                     5,000           5,000
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Northwestern University,
     Macon Trust Variable Rate
     Certificates Series D, (1)
     2.79%, 10/7/05                     7,005           7,005

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   33     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 1985, Cultural Pool
     (JPMorgan Chase Bank LOC),
     2.74%, 10/7/05                    $2,195          $2,195
   Illinois Educational Facilities
     Authority Revenue Bonds,
     Series 2002 (AMT), Aurora
     University (Fifth Third Bank
     LOC),
     2.83%, 10/7/05                     3,300           3,300
   Illinois Educational Facilities
     Authority Revenue Bonds,
     University of Chicago
     Project,
     2.58%, 10/25/05                   10,000          10,000
   Illinois Finance Authority
     Revenue Bonds, Series 2004,
     Community Action Partnership
     (Citibank N.A. LOC),
     2.79%, 10/7/05                     3,125           3,125
   Illinois G.O. & Revenue COP,
     Series 2005-21, Clipper Tax-
     Exempt Trust Certificates
     (Clipper Tax-Exempt Trust
     Insured), (1)
     2.83%, 10/7/05                    27,000          27,000
   Illinois Health Facilities
     Authority Revenue Bonds,
     Advocate Health Care Network,
     Series 2003A,
     2.74%, 7/6/06                     11,100          11,100
     Series 2003B,
     2.30%, 11/15/05                    5,000           5,000
   Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1996, Evanston
     Hospital Corp. Project
     (Evanston Hospital Corp.
     Gtd.),
     2.83%, 1/5/06                     15,000          15,000
   Illinois Health Facilities
     Authority Revenue Bonds,
     Series 1996, Proctor Hospital
     (JPMorgan Chase Bank LOC),
     2.78%, 10/7/05                     6,400           6,400
   Illinois Health Facilities
     Authority VRDB, Series 2003,
     Memorial Health Systems
     (JPMorgan Chase Bank LOC),
     2.85%, 10/3/05                     2,500           2,500
   Illinois Housing Development
     Authority Revenue Bonds
     (AMT), Citigroup
     ROCS-RR-II-249, (1)
     2.83%, 10/7/05                     6,745           6,745

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Illinois Housing Development
     Authority VRDB, Series 2004
     (AMT), Danbury Court
     Apartments Project Phase II
     (LaSalle Bank N.A. LOC),
     2.82%, 10/7/05                    $4,400          $4,400
   Illinois Multifamily Finance
     Authority, Series 2005,
     Villagebrook Apartments
     Project (FHLMC LOC),
     2.79%, 10/7/05                     6,000           6,000
   Illinois State G.O. Bonds,
     Series 2002, Tax-Exempt Eagle
     Trust 20021301, Illinois
     First (FGIC Insured), (1)
     2.79%, 10/7/05                     5,000           5,000
   Illinois State Sales TRB,
     Salomon Smith Barney Eagle
     Trust, (1)
     2.79%, 10/7/05                     5,045           5,045
   Justice VRDB, Series 2000
     (AMT), Candlewood Apartments
     Project (FNMA LOC),
     2.86%, 10/7/05                    10,700          10,700
   Lake County Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Rosewood Apartments
     Project (FHLMC Gtd.),
     2.79%, 10/7/05                     4,400           4,400
   Lisle Multifamily Housing
     Authority Revenue Bonds,
     Ashley of Lisle Project
     (FHLMC LOC),
     2.75%, 10/7/05                    14,800          14,800
   Metropolitan Pier & Exposition
     Authority Revenue Bonds,
     Citicorp Eagle Trust Series
     20026001 (MBIA Insured), (1)
     2.79%, 10/7/05                    10,000          10,000
   Normal G.O. VRDN, Series 2003,
     McLean County Project,
     2.78%, 10/7/05                     4,750           4,750
   Peoria Multifamily Revenue
     Bonds, Series 2003 (AMT), Oak
     Woods Apartments (FNMA Gtd.),
     2.83%, 10/7/05                     3,900           3,900

See Notes to the Financial Statements.

MONEY MARKET FUNDS    34      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Regional Transportation
     Authority Revenue Bonds,
     Citicorp Eagle Trust Series
     20001303 (MBIA Insured), (1)
     2.79%, 10/7/05                   $14,510         $14,510
   Roaring Forks O'Hare Municipal
     Certificates Class A2004-7
     (MBIA Insured), (1)
     2.90%, 10/7/05                    10,370          10,370
   Rockford Revenue Bonds, Series
     2002, Wesley Willows
     Obligation Group Project
     (Marshall & Ilsley Bank LOC),
     2.83%, 10/3/05                     7,200           7,200
   Romeoville IDR VRDB, Series
     1997 (AMT), Metropolitan
     Industries, Inc. Project
     (Harris Trust & Savings Bank
     LOC),
     2.91%, 10/7/05                     2,000           2,000
   Savanna IDR Bonds, Series 1994
     (AMT), Metform Corp. Project
     (JPMorgan Chase Bank LOC),
     2.83%, 10/7/05                     6,500           6,500
   Southwestern IDA VRDB, Series
     2002 (AMT), Waste Management,
     Inc. Project (JPMorgan Chase
     Bank LOC),
     2.83%, 10/7/05                     4,700           4,700
   St. Clair County IDR VRDB
     (AMT), Stellar Manufacturing
     Project (Bank of America,
     N.A. LOC),
     2.85%, 10/7/05                     3,700           3,700
   Tinley Park IDR Bonds, Series
     2003 (AMT), Mariah Partners
     Project (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     3,645           3,645
   University of Illinois
     Auxiliary Facility Revenue
     Bonds, Eagle Trust Series
     20001301 (MBIA Insured), (1)
     2.79%, 10/7/05                     3,000           3,000
   Village of Niles IDR VRDB,
     Series 1996 (AMT), Lewis
     Spring & Manufacturing Co.
     Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                     1,450           1,450

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  ILLINOIS - 12.1% - (CONTINUED)
   Village of Vernon Hills IDR
     VRDB, Series 1983 (AMT),
     Accurate Transmissions, Inc.
     (LaSalle Bank N.A. LOC),
     2.82%, 10/7/05                    $3,380          $3,380
   Warren County Industrial
     Project Revenue Bonds, Series
     2002, Monmouth College
     Project (Allied Irish Bank
     LOC),
     2.78%, 10/7/05                     5,350           5,350
   West Chicago City IDR Bonds,
     Series 1999 (AMT), Royal Gold
     Ribbons Foods Project
     (JPMorgan Chase Bank LOC),
     2.93%, 10/7/05                     1,700           1,700
   Will County Solid Waste Revenue
     Bonds, Series 1997 (AMT) BASF
     Corp. (BASF Corp. Gtd.),
     2.96%, 10/3/05                     9,000           9,000
   Will-Kankakee Regional
     Development Authority Revenue
     Bonds (AMT), T.H. Davidson &
     Co., Inc. Project (LaSalle
     Bank N.A. LOC),
     2.82%, 10/7/05                     2,910           2,910
  -----------------------------------------------------------
                                                      592,189
  -----------------------------------------------------------
  INDIANA - 3.0%
   Anderson City Economic
     Development Revenue Bonds,
     Series 1996 (AMT), Gateway
     Village Project (FHLB LOC),
     2.80%, 10/7/05                     2,670           2,670
   Avilla Economic Development
     Revenue Bonds, Series 1996
     (AMT), Pent Assemblies, Inc.
     Project (JPMorgan Chase Bank
     LOC),
     2.93%, 10/7/05                     2,500           2,500
   Columbus Economic Development
     Revenue VRDB, Series 2004
     (AMT), Arbors at Water Edge
     Apartments Project (FHLB
     LOC),
     2.79%, 10/7/05                     3,850           3,850
   Dekko Foundation Education
     Facilities COP, Series 2001-1
     (JPMorgan Chase Bank LOC),
     2.98%, 10/7/05                     4,565           4,565

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   35     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Fort Wayne Economic Development
     VRDB, Series 2004, University
     of St. Francis (JPMorgan
     Chase Bank LOC),
     2.80%, 10/7/05                    $2,900          $2,900
   Hammond City Economic
     Development Revenue Bonds,
     Series 1996A (AMT), Annex at
     Douglas Point Project (FHLB
     LOC),
     2.80%, 10/7/05                     2,735           2,735
   Indiana Bank Revenue Notes,
     Series A, Mid-Year Funding
     Program Notes,
     3.50%, 1/27/06                     9,000           9,028
   Indiana Development Finance
     Authority IDR VRDB (AMT), Red
     Gold, Inc. Project (Harris
     Trust & Savings Bank LOC),
     Series 1994A,
     2.91%, 10/7/05                     4,200           4,200
     Series 1994B,
     2.91%, 10/7/05                     2,600           2,600
   Indiana Development Finance
     Authority Industrial Revenue
     Bonds, Youth Opportunity
     Center Project (JPMorgan
     Chase Bank LOC),
     2.78%, 10/7/05                     1,600           1,600
   Indiana Development Finance
     Authority VRDB, Series 2001
     (AMT), Bhar Co. Project
     (JPMorgan Chase Bank LOC),
     3.11%, 10/7/05                     1,600           1,600
   Indiana Development Finance
     Authority VRDB, Series 2002,
     Indianapolis Museum of Art
     (JPMorgan Chase Bank LOC),
     2.78%, 10/7/05                     6,200           6,200
   Indiana Education Facilities
     Authority VRDB, Series 2003,
     Franklin College (JPMorgan
     Chase Bank LOC),
     2.85%, 10/3/05                     3,700           3,700
   Indiana Health Facilities
     Authority Revenue Bonds,
     Senior Living Greencroft
     Project (LaSalle Bank N.A.
     LOC),
     2.75%, 10/7/05                    10,880          10,880

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Indiana Health Facilities
     Finance Authority Revenue
     Bonds, Series 2001A3,
     Ascension Health Credit Group
     (Ascension Health Gtd.),
     2.50%, 2/1/06                    $10,000         $10,000
   Indiana Health Facilities
     Finance Authority VRDB,
     Series 2004, Margaret Mary
     Community Hospital Project
     (Fifth Third Bank LOC),
     2.85%, 10/3/05                       900             900
   Indiana State Development
     Finance Authority VRDB,
     Indiana Historical Society,
     Inc. Project (JPMorgan Chase
     Bank LOC),
     2.78%, 10/7/05                     6,340           6,340
   Indianapolis Local Public
     Improvement Bond Bank Revenue
     Notes, Indianapolis Local
     Public Bond Bank Project,
     Series 2005E,
     4.00%, 1/6/06                     14,440          14,493
     Series 2005H,
     4.00%, 1/6/06                      5,725           5,746
   Knox Economic Development
     Revenue Bonds (AMT), J.W.
     Hicks, Inc. Project (Harris
     Trust & Savings Bank LOC),
     2.85%, 10/7/05                     5,685           5,685
   Laporte City VRDB, Series 2001
     (AMT), Alpha Baking Co., Inc.
     Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                     2,130           2,130
   Marshall County Economic
     Development Revenue Bonds,
     Series 2003, Culver
     Educational Foundation
     Project (JPMorgan Chase Bank
     LOC),
     2.78%, 10/7/05                     4,100           4,100
   Noblesville Economic
     Development Revenue Bonds
     (AMT), Princeton Lakes
     Apartments Project, Series
     PJ-2003A (LaSalle Bank N.A.
     LOC),
     2.82%, 10/7/05                     8,900           8,900
     Series PJ-2003B (FHLB LOC),
     2.87%, 10/7/05                     1,100           1,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS    36      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  INDIANA - 3.0% - (CONTINUED)
   Tippecanoe County PCR Bonds
     (AMT), Caterpillar, Inc.
     Project (Caterpillar, Inc.,
     Gtd.),
     2.85%, 10/7/05                    $8,750          $8,750
   Vincennes University Revenue
     Bonds, Series 2004G, Student
     Fees (JPMorgan Chase Bank
     LOC),
     2.74%, 10/7/05                    18,165          18,165
  -----------------------------------------------------------
                                                      145,337
  -----------------------------------------------------------
  IOWA - 0.7%
   City of Hills Healthcare
     Revenue VRDB, Series 2002,
     Mercy Hospital Project (U.S.
     Bank N.A. LOC),
     2.80%, 10/3/05                     9,225           9,225
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2003A,
     Deerfield Retirement (LaSalle
     Bank N.A. LOC),
     2.75%, 10/7/05                     7,100           7,100
   Iowa Finance Authority
     Retirement Community Revenue
     Bonds, Series 2004, Western
     Home Community's Project
     (U.S. Bank N.A. LOC),
     2.80%, 10/7/05                     1,100           1,100
   Iowa Higher Education Authority
     Private College Facilities
     Revenue Bonds, Series 2000,
     Grand View Project (U.S. Bank
     N.A. LOC),
     2.85%, 10/3/05                     2,135           2,135
   Iowa Higher Education Authority
     Private College Revenue
     Bonds, Series 2003, Des
     Moines University Project
     (Allied Irish Bank LOC),
     2.85%, 10/3/05                     9,200           9,200
   Iowa Higher Education Authority
     Revenue Bonds, Series 2003,
     Graceland College (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                     1,800           1,800

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  IOWA - 0.7% - (CONTINUED)
   Iowa State School Cash
     Anticipation Program,
     Warrants Certificates Series
     A (FSA Corp. Insured),
     4.00%, 6/28/06                    $5,000          $5,049
  -----------------------------------------------------------
                                                       35,609
  -----------------------------------------------------------
  KANSAS - 0.9%
   Colwich IDR Bonds, Series 1999
     (AMT), EPCO Carbondioxide
     Project (Regions Bank LOC),
     2.88%, 10/7/05                     1,205           1,205
   Kansas Development Finance
     Authority VRDB, Series 2001
     (AMT), Oak Ridge Park II
     Apartments Project (FHLB
     LOC),
     2.95%, 10/7/05                     3,650           3,650
   Kansas Development Finance
     Authority VRDB, Series 2002G1
     (AMT), Summit Woods Project
     (FNMA LOC),
     2.79%, 10/7/05                     1,100           1,100
   Kansas State Department of
     Transportation Highway
     Revenue Bonds, Eagle Series
     20001601, (1)
     2.79%, 10/7/05                     5,975           5,975
   Kansas State Department of
     Transportation Highway
     Revenue Bonds, Series
     2004C-1,
     2.73%, 10/7/05                    22,310          22,310
   Kansas State Finance Authority
     VRDB, Series 2000N, Hays
     Medical Center (U.S. Bank
     N.A. LOC),
     2.85%, 10/3/05                       950             950
   Wichita Airport Facilities
     Revenue Bonds, Series VIII
     2003 (AMT), FlightSafety
     International, Inc.
     (Berkshire Hathaway, Inc.
     Gtd.),
     2.80%, 10/7/05                     8,000           8,000
  -----------------------------------------------------------
                                                       43,190
  -----------------------------------------------------------
  KENTUCKY - 1.9%
   Carroll County Solid Waste
     Disposal Revenue Bonds,
     Series 2001 (AMT), BPB
     Acquisition Project (Bank of
     America, N.A. LOC),
     2.79%, 10/7/05                     5,000           5,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   37     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  KENTUCKY - 1.9% - (CONTINUED)
   Clark County Industrial
     Building Revenue Bonds,
     Series 1996 (AMT), Bluegrass
     Art Cast Project (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                    $1,385          $1,385
   Fort Mitchell, Kentucky League
     of Cities Trust Lease
     Program, Series 2002 A (U.S.
     Bank N.A. LOC),
     2.77%, 10/7/05                    23,350          23,350
   Franklin County G.O. Refunding
     Notes, Series 2001 (JPMorgan
     Chase Bank LOC),
     2.86%, 10/7/05                     4,550           4,550
   Henderson County Revenue Bonds,
     Murray-Calloway County Public
     Hospital Project (Branch
     Banking & Trust Co. LOC),
     2.85%, 10/7/05                     5,100           5,100
   Henderson County VRDB, Series
     2002B1, Kentucky Hospital
     Association Health Facilities
     (Branch Banking & Trust Co.
     LOC),
     2.85%, 10/7/05                     7,980           7,980
   Kenton County Airport Board
     Revenue VRDB (AMT), Series
     2000A, Delta Air Lines, Inc.
     Project (General Electric
     Capital Corp. LOC),
     2.87%, 10/7/05                    28,315          28,315
   Kentucky Development Finance
     Authority Revenue Bonds
     (AMT), Republic Services,
     Inc. Project (Bank of
     America, N.A. LOC),
     2.83%, 10/7/05                     8,500           8,500
   Kentucky Development Finance
     Authority Revenue Bonds,
     Series 2003 (AMT), Republic
     Services, Inc. Project
     (JPMorgan Chase Bank LOC),
     2.83%, 10/7/05                     6,175           6,175
   Morehead, Kentucky League of
     Cities Lease Program Revenue
     Bonds, Series 2004A (U.S.
     Bank N.A. LOC),
     2.77%, 10/7/05                     3,796           3,796
  -----------------------------------------------------------
                                                       94,151
  -----------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  LOUISIANA - 1.7%
   Ascension Parish Revenue VRDB
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     Series 1997,
     3.01%, 10/3/05                    $4,200          $4,200
     Series 1998,
     3.01%, 10/3/05                    11,600          11,600
   Jefferson Parish Economic
     Development Corp. VRDB,
     Series 2000 (AMT), Walle
     Corp. Project (JPMorgan Chase
     Bank LOC),
     2.93%, 10/7/05                     3,000           3,000
   Louisiana Environmental
     Facilities Development
     Revenue Bonds, Series 2004,
     Sacred Heart Project
     (SunTrust Bank LOC),
     2.80%, 10/7/05                     1,000           1,000
   Louisiana Housing Finance
     Agency Mortgage Revenue Bonds
     (AMT), Merrill Lynch P-Floats
     Series PT-634 (Colld. by
     Louisiana HFA 2002 A-2), (1)
     2.84%, 10/7/05                     3,140           3,140
   Louisiana Public Facilities
     Authority IDB Revenue Bonds,
     Kenner Hotel Project (Bank of
     America, N.A. LOC),
     2.82%, 10/3/05                    17,170          17,170
   Louisiana State Offshore
     Terminal Authority Deepwater
     Revenue Bonds, Series 2003B
     (JPMorgan Chase Bank LOC),
     2.78%, 10/7/05                     5,700           5,700
   Louisiana State Offshore
     Terminal Storage Revenue
     Bonds, Series 2003A, LOOP LLC
     Project (SunTrust Bank LOC),
     2.82%, 10/3/05                    27,850          27,850
   New Orleans G.O. Bonds, Series
     2005-13, Roaring Fork
     Municipal Products, LLC (MBIA
     Insured), (1)
     2.83%, 10/7/05                     8,440           8,440
  -----------------------------------------------------------
                                                       82,100
  -----------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    38      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MAINE - 0.5%
   Maine State Housing Authority
     General Housing Revenue
     Bonds, Merrill Lynch P-Floats
     Series MT-077 (AMT) (General
     Electric Capital Corp.
     GIC), (1)
     2.84%, 10/7/05                   $12,825         $12,825
   Maine State Housing Authority
     Mortgage Purchase Bonds,
     Series 1998F2 (AMT), (1)
     2.95%, 10/7/05                     9,995           9,995
   Maine State Turnpike Authority
     Revenue Bonds, Eagle Trust
     Series 20001901 (FGIC
     Insured), (1)
     2.79%, 10/7/05                     3,000           3,000
  -----------------------------------------------------------
                                                       25,820
  -----------------------------------------------------------
  MARYLAND - 0.7%
   Baltimore County Dunfield
     Townhomes Revenue Bonds,
     Series 2003, Roaring Fork
     Trust Receipts (GNMA
     Gtd.), (1)
     2.90%, 10/7/05                    10,025          10,025
   Gaithersburg Economic
     Development Revenue Bonds,
     Series 1997, Asbury Methodist
     Project (MBIA Insured),
     2.75%, 10/7/05                     5,000           5,000
   Maryland State Economic
     Development Corp. Revenue
     Bonds, Series 1997 (AMT),
     Unisite Design, Inc. (Mellon
     Bank N.A. LOC),
     2.95%, 10/7/05                     1,615           1,615
   Maryland State Economic
     Development Corp. VRDB,
     Series 2004A, US
     Pharmacopeial Project (AMBAC
     Insured),
     2.81%, 10/3/05                     5,900           5,900
   Maryland State Industrial
     Development Financing
     Authority VRDB, Series 2005B,
     Our Lady of Good Counsel
     Project (Manufacturers and
     Traders Trust Co. LOC),
     2.80%, 10/7/05                     8,356           8,356

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MARYLAND - 0.7% - (CONTINUED)
   Northeast Maryland Waste
     Disposal Authority Revenue
     Bonds, Reserve Eagle Trust
     Series 96C2001 (MBIA
     Insured), (1)
     2.79%, 10/7/05                    $4,385          $4,385
  -----------------------------------------------------------
                                                       35,281
  -----------------------------------------------------------
  MASSACHUSETTS - 0.5%
   Massachusetts State Development
     Finance Agency VRDB, Series
     1999, Waste Management, Inc.
     Project (SunTrust Bank LOC),
     2.85%, 10/7/05                     5,500           5,500
   Massachusetts State Development
     Finance Agency VRDB, Series
     2003, Lesley University (Bank
     of America, N.A. LOC),
     2.80%, 10/7/05                     4,800           4,800
   Massachusetts State Development
     Finance Agency VRDB, Series
     2004, Groton School,
     2.80%, 10/7/05                     7,500           7,500
   Massachusetts State Development
     Finance Agency VRDB, Series
     2005, ISO New England, Inc.
     (KeyBank, N.A. LOC),
     2.77%, 10/7/05                     5,000           5,000
  -----------------------------------------------------------
                                                       22,800
  -----------------------------------------------------------
  MICHIGAN - 2.6%
   Avondale School District,
     Series 2003, Citigroup ROCS
     RR II R 2047, (1)
     2.79%, 10/7/05                     6,425           6,425
   Farmington Hills Hospital
     Finance Authority Revenue
     Bonds, Series 1991, Botsford
     General Hospital (MBIA
     Insured),
     2.85%, 10/3/05                     3,250           3,250
   Grand Rapids Economic
     Development Corp. Revenue
     Bonds, Series 1991A, Amway
     Hotel (Standard Federal Bank
     LOC),
     2.84%, 10/7/05                     1,100           1,100

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   39     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 2.6% - (CONTINUED)
   Jackson County Economic
     Development Corp. VRDB,
     Series 1999 (AMT), Production
     Saw & Machine Co. (Comerica
     Bank LOC),
     2.91%, 10/7/05                    $3,470          $3,470
   Jackson County Economic
     Development Corp. VRDB,
     Series 2000 (AMT), Kellogg
     Crankshaft Co. Project
     (Comerica Bank LOC),
     2.91%, 10/7/05                     2,985           2,985
   Jackson County Hospital Finance
     Authority VRDB, Series 2005A,
     W.A. Foote Memorial Hospital
     Project (Bank of Nova Scotia
     LOC),
     2.77%, 10/7/05                     8,000           8,000
   Macomb County Hospital Finance
     Authority VRDB, Mt. Clemens
     General (Comerica Bank LOC),
     Series 2003A1,
     2.91%, 10/3/05                    14,950          14,950
     Series 2003A2,
     2.99%, 10/3/05                     4,400           4,400
   Michigan State Hospital
     Authority Revenue Bonds VRDB,
     Series 1999A, Covenant
     Retirement (LaSalle Bank N.A.
     LOC),
     2.75%, 10/7/05                       400             400
   Michigan State Housing
     Development Authority
     Multifamily VRDB, Series 2005
     (AMT), Jackson Project (FHLB
     LOC),
     2.90%, 10/3/05                    10,300          10,300
   Michigan State Housing
     Development Authority Revenue
     VRDB, Series 1999 (AMT),
     Baldwin Villas (Comerica Bank
     LOC),
     2.91%, 10/7/05                     4,720           4,720
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Corlett-Turner
     Co. Project (Comerica Bank
     LOC),
     2.91%, 10/7/05                     1,750           1,750

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 2.6% - (CONTINUED)
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Dirksen Screw
     Co. Project (JPMorgan Chase
     Bank LOC),
     2.91%, 10/7/05                    $3,000          $3,000
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Grand Haven
     Plastics Project (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                     4,000           4,000
   Michigan State Strategic Fund
     Limited Obligation Revenue
     Bonds (AMT), Leader Dogs for
     the Blind Project (Comerica
     Bank LOC),
     2.82%, 10/7/05                     3,100           3,100
   Michigan State Strategic Fund
     Variable Limited Obligation
     Revenue Bonds (AMT), NYX
     Technologies LLC Project
     (Comerica Bank LOC),
     2.91%, 10/7/05                     7,050           7,050
   Michigan State Strategic Fund
     VRDB (AMT), Electro-Chemical
     Finishing Project (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                     4,200           4,200
   Michigan State Strategic Fund
     VRDB (AMT), Serta Restokraft
     Mattress Co. Project
     (Comerica Bank LOC),
     2.91%, 10/7/05                     3,565           3,565
   Michigan State Strategic Fund
     VRDB, Series 1999 (AMT),
     Great Lakes Metal Stamping
     (JPMorgan Chase Bank LOC),
     2.93%, 10/7/05                     1,600           1,600
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Advanced Tooling System
     Project (JPMorgan Chase Bank
     LOC),
     2.93%, 10/7/05                     3,130           3,130
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT), Behr
     Systems Project (JPMorgan
     Chase Bank LOC),
     2.93%, 10/7/05                     3,200           3,200

See Notes to the Financial Statements.

MONEY MARKET FUNDS    40      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MICHIGAN - 2.6% - (CONTINUED)
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT), Mold
     Masters Co. Project (JPMorgan
     Chase Bank LOC),
     3.11%, 10/7/05                    $3,800          $3,800
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Plymouth Packaging Project
     (Comerica Bank LOC),
     2.91%, 10/7/05                     3,370           3,370
   Michigan State Strategic Fund
     VRDB, Series 2001 (AMT),
     Roesler Metal Finishing
     Project (Standard Federal
     Bank LOC),
     2.85%, 10/7/05                     4,685           4,685
   Michigan State Strategic Fund
     VRDB, Series 2002 (AMT),
     Pioneer Labs, Inc. Project
     (JPMorgan Chase Bank LOC),
     2.83%, 10/7/05                     1,200           1,200
   Oakland County Economic
     Development Corp. VRDB,
     Series 1998 (AMT), Richard
     Tool & Die Corp. Project
     (Comerica Bank LOC),
     2.91%, 10/7/05                     3,885           3,885
   Oakland County Economic
     Development Corp. VRDB,
     Series 2004 (AMT), General
     Mill Supply (LaSalle Bank
     N.A. LOC),
     2.91%, 10/7/05                     4,740           4,740
   Wayne Charter County VRDB,
     Series 2001, University of
     Detroit Jesuit Project
     (Allied Irish Bank LOC),
     2.78%, 10/7/05                    13,825          13,825
  -----------------------------------------------------------
                                                      130,100
  -----------------------------------------------------------
  MINNESOTA - 3.9%
   Arden Hills Housing &
     Healthcare Facilities Revenue
     Bonds, Presbyterian Homes
     (U.S. Bank N.A. LOC),
     Series 1999A,
     2.85%, 10/3/05                     4,460           4,460
     Series 1999B,
     2.85%, 10/3/05                     3,171           3,171

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MINNESOTA - 3.9% - (CONTINUED)
   Austin Housing and
     Redevelopment Authority
     Revenue Bonds, Series 2004A,
     Cedars of Austin Project
     (LaSalle Bank N.A. LOC),
     2.90%, 10/7/05                    $4,320          $4,320
   Becker Tax Increment, Series
     1994D (AMT), Piper Jaffray
     Funding LLC Trust
     Certificates Series 2004F,
     (MBIA Insured), (1)
     2.85%, 10/7/05                     9,995           9,995
   Brooklyn Center Revenue VRDB,
     Series 2001, Brookdale Corp.
     II Project (U.S. Bank N.A.
     LOC),
     2.85%, 10/3/05                     3,000           3,000
   Dakota County Community
     Development Authority VRDB,
     Series 2003 (AMT), Brentwood
     Hills Apartments Project
     (LaSalle Bank N.A. LOC),
     2.90%, 10/3/05                     5,000           5,000
   Dakota County Community
     Development Authority VRDB,
     Series 2004 (AMT), View
     Pointe Apartments Project
     (LaSalle Bank N.A. LOC),
     2.85%, 10/7/05                     4,000           4,000
   Duluth EDA Healthcare
     Facilities VRDB, Series 1997,
     Miller-Dwan Medical Center
     Project (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                     6,850           6,850
   Eden Prairie VRDB, Series 2003
     (AMT), Eden Prairie Leased
     Housing Association Project
     (LaSalle Bank N.A. LOC),
     2.85%, 10/7/05                     8,000           8,000
   Inver Grove Heights Senior
     Housing Revenue Bonds, Series
     2005, PHM/Inver Grove, Inc.
     Project (FNMA LOC),
     2.74%, 10/7/05                     6,000           6,000
   Little Canada Bond
     Securitization Trust, Series
     2004S1 (AMT), Class A Trust
     Certificates (LaSalle Bank
     N.A. LOC), (1)
     2.95%, 10/7/05                     3,660           3,660
   Mankato Multifamily Housing
     VRDB, Series 1997, Highland
     Hills Project (LaSalle Bank
     N.A. LOC),
     2.85%, 10/3/05                     1,100           1,100

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   41     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MINNESOTA - 3.9% - (CONTINUED)
   Maple Grove Economic
     Development Revenue Bonds,
     Series 2004, Heritage
     Christian Academy (U.S. Bank
     N.A. LOC),
     2.75%, 10/7/05                    $6,500          $6,500
   Minneapolis Multifamily Housing
     VRDB, Series 2002 (AMT),
     Second Street Acquisition
     Project (LaSalle Bank N.A.
     LOC),
     2.90%, 10/7/05                     2,780           2,780
   Minneapolis VRDB, Series 2000,
     People Serving People Project
     (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                     2,025           2,025
   Minnesota Health Care System
     Revenue Bonds, Fairview
     Health Project, Series 2005B
     (AMBAC Insured),
     2.76%, 10/7/05                    38,100          38,100
   Minnesota Housing Finance
     Agency Residential Housing
     Revenue Bonds (Minnesota
     Housing Finance Agency GIC),
     Series 2004G,
     2.77%, 10/7/05                    11,945          11,945
   Minnesota Water PCR Bonds,
     Series 2002A, Wachovia
     MERLOTS Series 2003-B06, (1)
     2.77%, 10/7/05                     9,980           9,980
   Minnetonka Multifamily Housing
     VRDB, Series 2001, Minnetonka
     Hills Apartments Project
     (FNMA LOC),
     2.74%, 10/7/05                     2,665           2,665
   Northfield Multifamily Housing
     Revenue Bonds, Series 2003A,
     Summerfield Investments LLC
     (LaSalle Bank N.A. LOC),
     2.90%, 10/7/05                     3,715           3,715
   Oakdale Bond Securitization
     Trust, Series 2004S2 (AMT),
     Class A Trust Certificates
     (LaSalle Bank N.A. LOC), (1)
     2.95%, 10/7/05                     3,645           3,645
   Ramsey County Housing &
     Redevelopment Authority VRDB,
     Series 2003A (AMT), Gateway
     Apartments Partnership
     Project (LaSalle Bank N.A.
     LOC),
     2.85%, 10/7/05                    19,000          19,000

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MINNESOTA - 3.9% - (CONTINUED)
   Ramsey County Housing &
     Redevelopment Authority VRDB
     (AMT), St. Paul Leased
     Housing Association (LaSalle
     Bank N.A. LOC), Series 2002,
     2.85%, 10/7/05                    $6,950          $6,950
     Series 2003,
     2.85%, 10/7/05                     2,900           2,900
   Robbinsdale Multifamily Housing
     Revenue Bonds, Series 2004A
     (AMT), Copperfield (LaSalle
     Bank N.A. LOC),
     2.90%, 10/7/05                     2,545           2,545
   St. Anthony Multifamily Housing
     Revenue Bonds, Series 2004
     (AMT), Landings at Silver
     Lake Village Project (LaSalle
     Bank N.A. LOC),
     2.85%, 10/7/05                     7,000           7,000
   St. Paul Housing and
     Redevelopment Authority VRDB,
     Series 2004 (AMT),
     Bridgecreek Senior Place
     (LaSalle Bank N.A. LOC),
     2.90%, 10/7/05                     7,750           7,750
   St. Paul Housing and
     Redevelopment Authority VRDB,
     Series 2005 (AMT), St. Paul
     Leased Housing Association
     Project (LaSalle Bank N.A.
     LOC),
     2.85%, 10/7/05                     2,595           2,595
   Winona Port Authority IDR VRDB,
     Series 2001A (AMT), Bay State
     Milling Co. Project (Harris
     Bank & Trust LOC),
     2.91%, 10/7/05                       795             795
  -----------------------------------------------------------
                                                      190,446
  -----------------------------------------------------------
  MISSISSIPPI - 1.5%
   Jackson Redevelopment Authority
     Revenue Bonds, Jackson
     Medical Mall Foundation
     Project (JPMorgan Chase Bank
     LOC),
     2.78%, 10/7/05                     4,470           4,470
   Mississippi Business Finance
     Corp. IDR Bonds, Series 2001
     (AMT), H. M. Richards, Inc.
     Project (Amsouth Bank
     Birmingham LOC),
     2.88%, 10/7/05                     2,240           2,240

See Notes to the Financial Statements.

MONEY MARKET FUNDS    42      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSISSIPPI - 1.5% - (CONTINUED)
   Mississippi Business Finance
     Corp. IDR Bonds, Series 2002
     (AMT), Howard Industries
     Project (Amsouth Bank
     Birmingham LOC),
     2.88%, 10/7/05                    $2,575          $2,575
   Mississippi Business Finance
     Corp. Solid Waste Disposal
     Revenue Bonds, Series 2003
     (AMT), Waste Management, Inc.
     Project (Bank of America,
     N.A. LOC),
     2.80%, 10/7/05                     5,000           5,000
   Mississippi Development Bank
     Obligation Bonds, Series
     2004, ABN AMRO Munitops
     Certificates TR2004-40 (FSA
     Corp. Insured), (1)
     2.78%, 10/7/05                    19,995          19,995
   Mississippi Home Corp.
     Multifamily Housing Revenue
     Bonds, Series 2001-2 (AMT),
     Chapel Ridge Apartments
     (Regions Bank LOC),
     2.83%, 10/7/05                     6,300           6,300
   Mississippi Home Corp. Single
     Family Revenue Bonds (AMT),
     Wachovia TOB Series 2001A8
     (Mississippi Home Corp.
     Insured), (1)
     2.82%, 10/7/05                     9,065           9,065
   Mississippi Medical Center
     Education Building VRDB,
     Adult Hospital Project (AMBAC
     Insured),
     2.74%, 10/3/05                    21,900          21,900
  -----------------------------------------------------------
                                                       71,545
  -----------------------------------------------------------
  MISSOURI - 2.6%
   Blue Springs IDA VRDB, Series
     2004 (AMT), Autumn Place
     Apartments Project (FNMA
     Gtd.),
     2.81%, 10/7/05                     5,500           5,500
   Chesterfield IDA Educational
     Facilities Revenue Bonds,
     Gateway Academy, Inc. Project
     (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                     5,100           5,100

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSOURI - 2.6% - (CONTINUED)
   Independence IDA Multifamily
     Housing VRDB, Series 2005,
     The Mansions Project (FHLMC
     LOC),
     2.74%, 10/7/05                    $4,000          $4,000
   Kansas City IDA VRDB, Series
     2005B, Kansas City Downtown
     Redevelopment (AMBAC
     Insured),
     2.77%, 10/7/05                    16,000          16,000
   Missouri Development Finance
     Board Lease Revenue Bonds,
     Series 2003, Missouri
     Association Municipal
     Utilities (U.S. Bank N.A.
     LOC),
     2.85%, 10/3/05                    12,480          12,480
   Missouri Development Finance
     Cultural Facilities Board
     VRDB, Series 2001B, Nelson
     Gallery Foundation Project
     (MBIA Insured),
     2.80%, 10/3/05                    12,340          12,340
   Missouri Health & Educational
     Facilities VRDB, Series 1999,
     Drury College Project (U.S.
     Bank N.A. LOC),
     2.85%, 10/3/05                    13,035          13,035
   Missouri Health & Educational
     Facilities VRDB, Series
     2002A, Christian Brothers
     (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                       900             900
   Missouri State Development
     Finance Board Infrastructure
     Facilities VRDB, Series
     2000C, St. Louis Convention
     Center (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                     9,200           9,200
   Missouri State Health &
     Educational Authority Revenue
     Bonds, Series 2000, Lutheran
     Senior Services (U.S. Bank
     N.A. LOC),
     2.74%, 10/7/05                     5,400           5,400
   Missouri State Health &
     Educational Authority Revenue
     Bonds, Series 2001B, Bethesda
     Health Group (U.S. Bank N.A.
     LOC),
     2.85%, 10/3/05                     3,515           3,515

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   43     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MISSOURI - 2.6% - (CONTINUED)
   Missouri State Health &
     Educational Facilities VRDB,
     Series 2000B, The Washington
     University Project,
     2.81%, 10/3/05                   $14,900         $14,900
   St. Charles County IDA VRDB,
     Series 2004 (AMT), Peine
     Lakes Apartments (Wachovia
     Bank, N.A. LOC),
     2.80%, 10/7/05                     2,150           2,150
   St. Charles County Public Water
     Supply, Series 2005, District
     Number 2 COP (Bank of
     America, N.A. LOC),
     2.75%, 10/7/05                    10,000          10,000
   St. Louis County IDA VRDB,
     Series 1995 (AMT), Whispering
     Lakes Apartment Project (FNMA
     LOC),
     2.85%, 10/7/05                     7,435           7,435
   St. Louis County IDA VRDB,
     Series 1996-B, Friendship
     Village South County Project
     (LaSalle Bank N.A. LOC),
     2.74%, 10/7/05                     4,725           4,725
   St. Louis County IDA VRDB,
     Series 1997 (AMT), Black
     Forest Apartment Project
     (FNMA LOC),
     2.85%, 10/7/05                     4,000           4,000
  -----------------------------------------------------------
                                                      130,680
  -----------------------------------------------------------
  MONTANA - 0.0%
   Montana Health Facilities
     Authority Revenue Bonds,
     Series 1985A, Health Care
     Pool Loan Program (FGIC
     Insured),
     2.74%, 10/7/05                     2,000           2,000
  -----------------------------------------------------------
  NEBRASKA - 0.2%
   Douglas County School District
     G.O. Bonds, Series 2003,
     Citigroup ROCS RR-II-R Series
     4058, (1)
     2.79%, 10/7/05                     2,395           2,395
   Omaha Convention Center and
     Arena, Citigroup Eagle Trust
     Series 20040009, (1)
     2.79%, 10/7/05                     8,000           8,000

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NEBRASKA - 0.2% - (CONTINUED)
   York County IDR Bonds, Series
     1998 (AMT), EPCO
     Carbondioxide, Inc. Project
     (Regions Bank LOC),
     2.88%, 10/7/05                    $1,400          $1,400
  -----------------------------------------------------------
                                                       11,795
  -----------------------------------------------------------
  NEVADA - 0.4%
   Clark County IDA VRDB, Series
     2003A (AMT), Southwest Gas
     Corp. Project (Bank of
     America, N.A. LOC),
     2.83%, 10/7/05                    12,250          12,250
   Clark County Schools Revenue
     Bonds, Smith Barney Eagle
     Trust Series 982801 (FSA
     Corp. Insured),
     2.79%, 10/7/05                     4,800           4,800
   Director Street Business &
     Industry IDR Bonds, Series
     1998A (AMT), 575 Mill Street
     LLC Project (KeyBank N.A.
     LOC),
     2.88%, 10/7/05                     3,195           3,195
   Nevada State Municipal Bonds,
     Series 1997SGB31 (FGIC
     Insured), (1)
     2.79%, 10/7/05                     1,900           1,900
  -----------------------------------------------------------
                                                       22,145
  -----------------------------------------------------------
  NEW HAMPSHIRE - 0.7%
   New Hampshire Business Finance
     Authority Solid Waste
     Disposal Revenue Bonds (AMT),
     Lonza Biologics Inc. Project
     (Deutsche Bank LOC),
     2.86%, 10/7/05                    25,000          25,000
   New Hampshire Health &
     Educational Facilities
     Authority Revenue Bonds,
     Bishop Guertin High School
     (Allied Irish Bank LOC),
     2.84%, 10/7/05                     6,060           6,060
   New Hampshire Health &
     Educational Facilities VRDB,
     New Hampshire Medical Center
     (Bank of America, N.A. LOC),
     2.84%, 10/7/05                     1,510           1,510
  -----------------------------------------------------------
                                                       32,570
  -----------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    44      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NEW MEXICO - 0.7%
   New Mexico Educational
     Assistance Foundation Revenue
     Bonds (AMT), Wachovia MERLOTS
     Series 2002-A26, (1)
     2.82%, 10/7/05                    $9,115          $9,115
   New Mexico Mortgage Finance
     Authority Revenue Bonds,
     Series 2005 (AMT), SFM
     Project (General Electric
     Capital Corp. GIC),
     3.70%, 10/1/05                    25,000          25,000
  -----------------------------------------------------------
                                                       34,115
  -----------------------------------------------------------
  NEW YORK - 1.5%
   Newbourgh IDA Boulevard Housing
     Project Revenue Bonds (AMT),
     Merrill Lynch P-Floats
     PT-2504 (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     2.88%, 10/7/05                     3,200           3,200
   Triborough Bridge & Tunnel
     Authority VRDB, Series F,
     2.75%, 10/7/05                    68,000          68,000
  -----------------------------------------------------------
                                                       71,200
  -----------------------------------------------------------
  NORTH CAROLINA - 0.9%
   Charlotte Water & Sewer System
     CP,
     2.90%, 6/6/06                      9,100           9,100
   Columbus County Industrial
     Facilities PCR VRDB, Series
     1998 (AMT), Conflandey, Inc.
     Project (BNP Paribas LOC),
     2.85%, 10/7/05                     2,000           2,000
   North Carolina Medical Care,
     Wachovia MERLOTS Series
     2001-A39 (GNMA Gtd.), (1)
     2.77%, 10/7/05                     5,595           5,595
   North Carolina State G.O.,
     Citigroup ROCS RR II Series
     384, (1)
     2.79%, 10/7/05                     7,795           7,795
   Sampson County Industry
     Facilities Pollution Control
     Financing Revenue Bonds,
     Series 2003, Sampson County
     Disposal LLC Project
     (Wachovia Bank, N.A. LOC),
     2.80%, 10/7/05                     3,500           3,500

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  NORTH CAROLINA - 0.9% - (CONTINUED)
   Union County IDR Bonds, Series
     2000 (AMT), C&M Number 1
     Investment Partnership
     Project (Bank of America,
     N.A. LOC),
     2.80%, 10/7/05                    $1,900          $1,900
   Wake County Public Improvement
     Bonds, Series 2003B,
     4.00%, 4/1/06                     13,000          13,082
  -----------------------------------------------------------
                                                       42,972
  -----------------------------------------------------------
  NORTH DAKOTA - 0.1%
   North Dakota State Housing
     Finance Agency Program Bonds
     (AMT), Merrill Lynch P-Floats
     PT-1189, (1)
     2.83%, 10/7/05                     1,670           1,670
   Ward County Health Care
     Facilities Revenue Bonds,
     Series 2002A, Trinity
     Obligation Group (U.S. Bank
     N.A. LOC),
     2.85%, 10/3/05                     4,080           4,080
  -----------------------------------------------------------
                                                        5,750
  -----------------------------------------------------------
  OHIO - 1.7%
   Cincinnati Water System Revenue
     Bonds, Series 2003, Smith
     Barney ROCS II-R-212 (FSA
     Corp. Insured), (1)
     2.79%, 10/7/05                     7,000           7,000
   Clinton County Hospital Revenue
     VRDB, Series 2002A1, Memorial
     Hospital Project (Fifth Third
     Bank LOC),
     2.85%, 10/7/05                     1,125           1,125
   Clinton County Hospital Revenue
     VRDB, Series 2003A1, HB
     Magruder Memorial Hospital
     Project (Fifth Third Bank
     LOC),
     2.85%, 10/7/05                     5,910           5,910
   Clinton County Hospital Revenue
     VRDB, Series 2003D, Kettering
     Medical Center Osteopathic
     Service (Fifth Third Bank
     LOC),
     2.85%, 10/7/05                     1,600           1,600
   Franklin County Health Care
     Facilities Revenue Bonds,
     Series 2005 Chelsea First
     Community (KBC Bank, N.A.
     LOC),
     2.77%, 10/7/05                    30,000          30,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   45     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OHIO - 1.7% - (CONTINUED)
   Franklin County Hospital
     Revenue Bonds, Smith Barney
     ROCS Series 2001 II-R-55
     (U.S. Treasuries
     Escrowed), (1)
     2.79%, 10/7/05                   $10,395         $10,395
   Ohio State G.O. Bonds,
     Citigroup ROCS Series
     RR-II-R-4037, (1)
     2.79%, 10/7/05                     7,580           7,580
   Ohio State Higher Educational
     Facilities Community VRDB,
     Series 2003, Lake Erie
     Project (Fifth Third Bank
     LOC),
     2.77%, 10/7/05                    12,355          12,355
   State of Ohio PCR Bonds, Series
     2001 (AMT), Ross Incineration
     Services Project (JPMorgan
     Chase Bank LOC),
     3.11%, 10/7/05                       875             875
   Summit County IDR Bonds (AMT),
     Arch Aluminum & Glass Co.,
     Inc. (Comerica Bank LOC),
     2.91%, 10/7/05                     4,000           4,000
   Warren County IDR Bonds, Series
     2000 (AMT), PAC Manufacturing
     Project (Bank of America,
     N.A. LOC),
     2.90%, 10/3/05                     1,375           1,375
  -----------------------------------------------------------
                                                       82,215
  -----------------------------------------------------------
  OKLAHOMA - 1.4%
   Edmond EDA Student Housing
     Revenue VRDB, Series 2001A
     (Wachovia Bank, N.A. LOC),
     2.78%, 10/7/05                     2,200           2,200
   Garfield County Industrial
     Authority Revenue Bonds,
     Series A, Oklahoma Gas and
     Electric Co. Project
     (Oklahoma Gas and Electric
     Co. Gtd.),
     2.90%, 10/7/05                    22,300          22,300
   Oklahoma Development Finance
     Authority VRDB, Series 2002C,
     Continuing Care Community
     (KBC Bank, N.A. LOC),
     2.85%, 10/3/05                       885             885
   Oklahoma Housing Finance Agency
     Single Family Revenue Bonds
     (AMT), Mortgage Draw Dawn
     (General Electric Capital
     Corp. GIC),
     3.28%, 10/7/05                     5,400           5,400

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OKLAHOMA - 1.4% - (CONTINUED)
   Oklahoma Water Resources Board
     State Loan Program Revenue
     Bonds, Series 1994-A,
     2.47%, 10/3/05                   $11,200         $11,200
   Southwestern Development
     Authority SFM Revenue Bonds,
     Series 2002A (AMT) (AIG
     Matched Funding GIC),
     3.67%, 10/1/05                     7,500           7,500
   Tulsa Airports Improvement
     Variable Rate Certificates
     (MBIA Insured), (1)
     Series B1 (AMT),
     2.95%, 10/7/05                     4,735           4,735
     Series B2,
     2.90%, 10/7/05                    14,190          14,190
  -----------------------------------------------------------
                                                       68,410
  -----------------------------------------------------------
  OREGON - 2.2%
   Oregon Economic Development
     Revenue VRDB, Series 176
     (AMT), Cascade Steel Rolling
     Mills Project (Wells Fargo
     Bank N.A. LOC),
     2.83%, 10/7/05                     7,700           7,700
   Oregon Health, Housing,
     Educational & Cultural
     Facilities Authority VRDB,
     Evangelical Lutheran Good
     Samaritan (U.S. Bank N.A.
     LOC),
     2.80%, 10/7/05                     3,050           3,050
   Oregon Housing and Community
     Services Department Revenue
     Notes (AMT), SFM Program,
     Series 2004R-3,
     2.23%, 12/1/05                    10,000          10,000
     Series 2004R-4,
     2.55%, 3/15/06                    25,000          25,000
     Series 2004S-2,
     2.55%, 3/15/06                     8,445           8,440
   Oregon State Facilities
     Authority VRDB, Series 2002A,
     Hazelden Springbrook Project
     (Allied Irish Bank LOC),
     2.78%, 10/7/05                     3,700           3,700
   Oregon State Facilities
     Authority VRDB, Series 2005A,
     Quatama Crossing Project
     (FNMA LOC),
     2.75%, 10/7/05                    17,610          17,610

See Notes to the Financial Statements.

MONEY MARKET FUNDS    46      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  OREGON - 2.2% - (CONTINUED)
   Oregon State Housing &
     Community Services Mortgage
     Department VRDB, Series 2004C
     (AMT), SFM Program,
     2.80%, 10/7/05                    $9,000          $9,000
   State of Oregon Revenue Bonds,
     Series 181 (AMT), Oregon
     Metal Slitters, Inc. (KeyBank
     N.A. LOC),
     2.82%, 10/7/05                     5,975           5,975
   Washington County Multifamily
     Housing Revenue Bonds, Series
     1995 (AMT), Cedar Mills
     Project (Manufacturers and
     Traders Trust Co. LOC),
     2.81%, 10/7/05                    15,900          15,900
  -----------------------------------------------------------
                                                      106,375
  -----------------------------------------------------------
  PENNSYLVANIA - 3.3%
   Beaver County IDA Environmental
     Improvement Revenue Bonds,
     Series 1997 (AMT), BASF Corp.
     Project (BASF Corp. Gtd.),
     2.96%, 10/3/05                    10,800          10,800
   Cumberland County Municipal
     Authority Revenue Bonds,
     Series 2002C, Wesley
     Affiliated Services Project
     (Lloyds TSB Bank LOC),
     2.75%, 10/7/05                     5,600           5,600
   Emmaus General Authority Bond
     Pool Program Local Government
     Revenue Bonds (Depfa Bank PLC
     LOC),
     Series 1989D-24,
     2.78%, 10/7/05                    10,000          10,000
     Series 1989D-25,
     2.78%, 10/7/05                    10,000          10,000
     Series 1989F-21,
     2.78%, 10/7/05                     8,800           8,800
     Series 1989F-22,
     2.78%, 10/7/05                    24,900          24,900
     Series 1989H-20,
     2.78%, 10/7/05                    14,900          14,900
   Pennsylvania Higher Education
     Assistance Agency Revenue
     Bonds, Student Loan Revenue
     Bonds, Series A (AMT) (AMBAC
     Insured),
     2.78%, 10/7/05                    18,400          18,400

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  PENNSYLVANIA - 3.3% - (CONTINUED)
   Pennsylvania Intergovernmental
     Cooperative Authority Special
     Tax Revenue Refunding Bonds,
     Series 2003, Philadelphia
     Funding Program (AMBAC
     Insured),
     2.76%, 10/7/05                   $30,730         $30,730
   Westmoreland County IDA Revenue
     Bonds, Health System-Excela
     Project (Wachovia Bank, N.A.
     LOC),
     Series 2005A,
     2.76%, 10/7/05                    11,175          11,175
     Series 2005B,
     2.76%, 10/7/05                     9,565           9,565
     Series 2005C,
     2.76%, 10/7/05                     7,000           7,000
  -----------------------------------------------------------
                                                      161,870
  -----------------------------------------------------------
  SOUTH CAROLINA - 2.5%
   Berkeley County Industrial
     Facilities VRDB, Series 1998
     (AMT), Amoco Chemical Co.
     Project (BP PLC Gtd.),
     2.93%, 10/3/05                     2,200           2,200
   Cherokee County IDR VRDB,
     Series 1989 (AMT), Oshkosh
     Truck Corp. Project (Bank of
     America, N.A. LOC),
     2.84%, 10/7/05                     5,600           5,600
   Greenville Hospital Facilities
     VRDB, Series 2005C (AMBAC
     Insured),
     2.74%, 10/7/05                    15,400          15,400
   Medical University Hospital
     Authority Revenue Bonds,
     Series 2005A-5, Austin
     Variable Certificates (MBIA
     Insured), (1)
     2.80%, 10/7/05                    12,230          12,230
   Oconee County Pollution Center
     Revenue VRDB, Series 1993,
     Duke Energy Corp. (SunTrust
     Bank LOC),
     2.75%, 10/7/05                    34,100          34,100
   South Carolina Jobs EDA Revenue
     Bonds, Series 2000 (AMT),
     Giant Cement Holding, Inc.
     Project (Citibank, N.A. LOC),
     2.77%, 10/7/05                    33,750          33,750

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   47     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  SOUTH CAROLINA - 2.5% - (CONTINUED)
   South Carolina Jobs EDA Revenue
     VRDB, Series 2000 (AMT),
     Concept Packaging Group
     Project (Bank of America,
     N.A. LOC),
     2.85%, 10/7/05                      $900            $900
   South Carolina Jobs EDA Revenue
     VRDB, Series 2001 (AMT),
     Pharmaceutical Association
     Project (Wachovia Bank, N.A.
     LOC),
     2.85%, 10/7/05                     2,850           2,850
   South Carolina Jobs EDA Revenue
     VRDB, Series 2002A, Wuref
     Development Project (Wachovia
     Bank, N.A. LOC),
     2.75%, 10/7/05                     4,200           4,200
   South Carolina Jobs EDA Revenue
     VRDB, Series 2004, MUFC
     Central Energy Plan Project
     (Bank of America, N.A. LOC),
     2.75%, 10/7/05                    12,200          12,200
  -----------------------------------------------------------
                                                      123,430
  -----------------------------------------------------------
  SOUTH DAKOTA - 0.2%
   South Dakota Economic
     Development Finance Authority
     Revenue VRDB, Series 1996
     (AMT), Hastings Filters, Inc.
     Project (Fifth Third Bank
     LOC),
     2.91%, 10/7/05                     6,210           6,210
   South Dakota Housing
     Development Authority Revenue
     Bonds, Series 2003C2 (AMT),
     Merrill Lynch P-Floats PT-889
     (General Electric Capital
     Corp. Insured), (1)
     2.84%, 10/7/05                     1,805           1,805
  -----------------------------------------------------------
                                                        8,015
  -----------------------------------------------------------
  TENNESSEE - 4.6%
   Blount County Public Building
     Authority VRDB, Local
     Government Public Improvement
     Bonds (AMBAC Insured),
     Series 2004A-9-A,
     2.77%, 10/3/05                     5,325           5,325
     Series 2004A-9-B,
     2.77%, 10/3/05                       700             700

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 4.6% - (CONTINUED)
   Blount County Public Building
     Authority VRDB, Series A-2-G,
     Local Public Improvement
     Bonds (AMBAC Insured),
     2.83%, 10/3/05                    $1,360          $1,360
   Chattanooga IDB Lease Rent
     Revenue Bonds, Citicorp Eagle
     Trust Series 20004202 (AMBAC
     Insured), (1)
     2.79%, 10/7/05                     6,000           6,000
   Clarksville Public Building
     Authority Revenue Bonds,
     Series 2003, Tennessee
     Municipal Bond Fund (Bank of
     America, N.A. LOC),
     2.82%, 10/3/05                    42,465          42,465
   Jackson City IDB Waste
     Facilities Revenue Bonds,
     Series 1995 (AMT), Florida
     Steel Corp. Project (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                     6,000           6,000
   Knox County Health, Educational
     and Housing Facilities
     Revenue Bonds, Series 2000,
     Volunteer Student Housing
     Project (Allied Irish Bank
     LOC),
     2.77%, 10/7/05                    20,045          20,045
   Loudon IDR VRDB, Series 2002
     (AMT), Continental Carbonic
     Products (JPMorgan Chase Bank
     LOC),
     3.06%, 10/7/05                     3,000           3,000
   Memphis-Shelby County Airport
     Authority, Series 1999C
     (AMT), Wachovia MERLOTS
     (AMBAC Insured), (1)
     2.82%, 10/7/05                    14,815          14,815
   Metropolitan Government
     Nashville & Davidson Counties
     Electric Revenue Bonds,
     Citicorp Eagle Trust Series
     984201, (1)
     2.79%, 10/7/05                         5               5
   Metropolitan Government
     Nashville & Davidson Counties
     Revenue Bonds (Ascension
     Health Gtd.),
     Series 2001B1,
     2.85%, 8/1/06                      5,000           5,000
     Series 2001B2,
     2.30%, 1/4/06                     20,000          20,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS    48      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 4.6% - (CONTINUED)
   Metropolitan Nashville Airport
     Authority Revenue Bonds,
     Series 2003 (AMT), Passenger
     Facility Charge (SunTrust
     Bank LOC),
     2.80%, 10/7/05                    $6,425          $6,425
   Metropolitan Nashville &
     Nashville Health &
     Educational Service VRDB,
     Series 1996A, Adventist
     Health System (SunTrust Bank
     LOC),
     2.75%, 10/7/05                     4,055           4,055
   Montgomery County Public
     Building Authority Revenue
     Bonds, Series 2004, County
     Loan Pool Project (Bank of
     America, N.A. LOC),
     2.82%, 10/3/05                     5,450           5,450
   Nashville & Davidson Counties
     Housing Revenue Bonds, Series
     1995A (AMT), Old Hickory
     Towers Project (FHLB LOC),
     2.89%, 10/7/05                     1,700           1,700
   Rutherford County IDB VRDB,
     Series 1999A (AMT), Tennessee
     Farmers Co-Op Project
     (Amsouth Bank of Birmingham
     LOC),
     2.85%, 10/7/05                     2,110           2,110
   Sevier County Public Building
     Authority, Local Government
     Improvement Revenue Bonds
     (FSA Corp. Insured),
     Series 1999 IV-A-2,
     2.83%, 10/3/05                     2,070           2,070
     Series 2000 IV-B-8,
     2.83%, 10/3/05                       430             430
     Series 2000 IV-C1,
     2.83%, 10/3/05                     1,700           1,700
   Sevier County Public Building
     Authority, Local Government
     Public Improvement Revenue
     Bonds (AMBAC Insured),
     Series 2000 IV-D-1,
     2.83%, 10/3/05                     8,225           8,225
     Series 2000 IV-F-1,
     2.83%, 10/3/05                     1,800           1,800

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TENNESSEE - 4.6% - (CONTINUED)
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB,
     Memphis University School
     Project (SunTrust Bank LOC),
     2.78%, 10/7/05                    $4,400          $4,400
   Shelby County Health,
     Educational and Housing
     Facilities Board VRDB, Series
     2001, Youth Villages (Allied
     Irish Bank LOC),
     2.79%, 10/7/05                     2,000           2,000
   Tennessee Housing Development
     Agency Revenue Bonds (AMT),
     Clipper Tax-Exempt Series
     2005-10, (1)
     2.87%, 10/7/05                    48,230          48,230
   Volunteer Student Funding Corp.
     Student Loan Revenue Bonds,
     Series 1988 A-1 A-2 (AMT)
     (State Street Bank & Trust
     LOC),
     2.86%, 10/7/05                     7,600           7,600
   Wilson County IDB IDR Bonds,
     Series 1995 (AMT), Perma
     Pipe, Inc. Project (Bank of
     America, N.A. LOC),
     2.85%, 10/7/05                     3,050           3,050
  -----------------------------------------------------------
                                                      223,960
  -----------------------------------------------------------
  TEXAS - 16.4%
   Aldine Independent School
     District G.O. Refunding
     Bonds, Soc Gen Municipal
     Trust Receipts Series 1997
     SGB29 (PSF of Texas
     Gtd.), (1)
     2.79%, 10/7/05                     8,950           8,950
   Austin Water and Wastewater
     System Revenue Bonds,
     Wachovia MERLOTS Series
     2000LLL (MBIA Insured), (1)
     2.77%, 10/7/05                     7,465           7,465
   Bastrop Independent School
     District G.O., Series 1997,
     Soc Gen Municipal Securities
     Trust Receipts Series SGB37
     (PSF of Texas Gtd.), (1)
     2.79%, 10/7/05                    18,870          18,870
   Bell County Health Facility
     Development VRDB, Series 2000
     B-2, Scott & White Memorial
     Hospital Project (MBIA
     Insured),
     2.81%, 10/3/05                    13,430          13,430

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   49     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   Bexar County Health Facilities
     Development Corp. Revenue
     Bonds, Air Force Village
     (Bank of America, N.A. LOC),
     2.76%, 10/7/05                   $10,000         $10,000
   Bexar County Housing Finance
     Corp. VRDB, Series 2003
     (AMT), Primrose Jefferson
     Plaza (Bank of America, N.A.
     LOC),
     2.84%, 10/7/05                    12,760          12,760
   Bexar County Housing Finance
     Corp. VRDB, Series 2004
     (AMT), Rosemont at Acme
     Apartments Project (Wachovia
     Bank, N.A. LOC),
     2.81%, 10/7/05                     6,750           6,750
   Bexar County Revenue Bonds,
     Series 2001-3, State Street
     Clipper Trust (MBIA
     Insured), (1)(2)
     2.82%, 3/9/06                     11,980          11,980
   Brazos River Harbor District
     Revenue Bonds, Series 1996
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.96%, 10/3/05                    25,000          25,000
   Brazos River Harbor Naval
     District VRDB, Series 2002
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.90%, 10/7/05                     5,000           5,000
   Brazos River Texas PCR Bonds,
     Series 2001D-1 (AMT), TXU
     Electric Co. Project
     (Wachovia Bank, N.A. LOC),
     2.79%, 10/7/05                    30,800          30,800
   Calhoun County Navigation
     District Revenue Bonds,
     Formosa Plastic Corp. (Bank
     of America, N.A. LOC),
     2.80%, 10/7/05                    21,900          21,900
   Calhoun County Navigation
     District VRDB, Formosa
     Plastic Corp. (Wachovia Bank,
     N.A. LOC), Series 2004 (AMT),
     2.80%, 10/7/05                     6,890           6,890
   Comal Independent School
     District, ABN AMRO Munitops
     Certificates Series 1999-9
     (PSF of Texas Gtd.), (1)
     2.76%, 10/7/05                     1,800           1,800

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   Cypress-Fairbanks Independent
     School District, Citicorp
     Eagle Trust, Series 20004304
     (PSF of Texas Gtd.), (1)
     2.79%, 10/7/05                    $7,640          $7,640
   Cypress-Fairbanks Independent
     School District, Wachovia
     MERLOTS Series 2001A129, (1)
     2.83%, 7/12/06                    29,340          29,340
   Dallas Fort Worth Airport
     Revenue Bonds, Series 1999
     (AMT), Flight Safety Project
     (OBH, Inc. Gtd.),
     2.78%, 10/7/05                    10,000          10,000
   Dallas Fort Worth International
     Airport Revenue Bonds, Series
     2001A (AMT), Wachovia MERLOTS
     Series 2002-A13 (FGIC
     Insured), (1)
     2.82%, 10/7/05                     9,570           9,570
   Dallas Fort Worth Regional
     Airport Revenue Refunding
     Bonds, Series 1995, Soc Gen
     Municipal Trust SGB5 (FGIC
     Insured), (1)
     2.79%, 10/7/05                    13,310          13,310
   Dallas G.O. Refunding Bonds,
     Series 1998, Morgan Stanley
     Floating Rate Trust
     Certificates Series 93, (1)
     2.78%, 10/7/05                     3,400           3,400
   Dallas HFA Multifamily Revenue
     Bonds (AMT), Southern Terrace
     Apartments (JPMorgan Chase
     Bank LOC),
     2.84%, 10/7/05                     7,740           7,740
   Denton Independent School
     District Variable Rate
     Certificates, Series 2004C,
     Piper Jaffray Funding LLC
     (PSF of Texas Gtd.), (1)
     2.81%, 10/7/05                    12,705          12,705
   El Paso City Housing Financing
     Corp. Housing Revenue Bonds,
     Series 1993 (AMT), Viva
     Apartments Project (General
     Electric Capital Corp. LOC),
     2.90%, 10/7/05                     3,500           3,500
   El Paso Housing Finance Corp.
     SFM Revenue Bonds, Series
     2001E, (1)
     2.83%, 10/7/05                     8,995           8,995

See Notes to the Financial Statements.

MONEY MARKET FUNDS    50      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 1999 (AMT), Air
     Products & Chemicals Project
     (Air Products & Chemicals
     Gtd.),
     2.84%, 10/7/05                    $7,000          $7,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2001 (AMT), American
     Acrylic Project (JPMorgan
     Chase Bank LOC),
     2.85%, 10/7/05                    25,000          25,000
   Gulf Coast Waste Disposal
     Authority Revenue Bonds,
     Series 2004A (AMT), Waste
     Management Project (JPMorgan
     Chase Bank LOC),
     2.80%, 10/7/05                     4,500           4,500
   Haltom Industrial Development
     Corp. Revenue Bonds, Series
     1995 (AMT), Molded Products
     Co. Project (Bank of America,
     N.A. LOC),
     2.82%, 10/7/05                     2,000           2,000
   Harris County Development Corp.
     IDR Bonds, Series 2000 (AMT),
     North American Galvanizing
     (JPMorgan Chase Bank LOC),
     2.93%, 10/7/05                     3,225           3,225
   Harris County Health Facilities
     Development Corp. Revenue
     Bonds, Wachovia MERLOTS
     Series 2001-A87 (U.S.
     Treasuries Escrowed), (1)
     2.77%, 10/7/05                     2,825           2,825
   Harris County Health Facilities
     Development Corp. VRDB,
     Series 2005B, Methodist
     Hospital System Project,
     2.81%, 10/3/05                    58,600          58,600
   Harris County Industrial
     Development Corp. Solid Waste
     Disposal VRDB, Series 2004A
     (AMT), Deer Park Refining
     (Deer Park Refining Gtd.),
     2.89%, 10/3/05                    50,100          50,100
   Houston Housing Finance Corp.
     Revenue Bonds, Series 2004
     (AMT), Mayfair Park
     Apartments (FNMA LOC),
     2.81%, 10/7/05                     3,000           3,000

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   Houston Independent School
     District VRDB, Series 2004,
     Schoolhouse Project (PSF of
     Texas Gtd.),
     2.77%, 6/14/06                   $14,000         $14,000
   Irving Independent School
     District VRDB, Series 2004A
     (PSF of Texas Gtd.),
     2.85%, 8/1/06                     15,000          15,000
   Keller Independent School
     District, ABN AMRO Munitops
     Series 2001-26 (PSF of Texas
     Gtd.), (1)
     2.78%, 10/7/05                     6,500           6,500
   La Marque Independent School
     District G.O., Series 2003,
     Smith Barney ROCS 1058 (PSF
     of Texas Gtd.), (1)
     2.79%, 10/7/05                     8,135           8,135
   Leander Independent School
     District G.O., ABN AMRO
     Munitops Series 2002-16 (PSF
     of Texas Gtd.), (1)
     2.78%, 10/7/05                     5,500           5,500
   Northside Independent School
     District School Building
     Bonds, Series 2002A, ABN AMRO
     Munitops 2003-28 (PSF of
     Texas Gtd.), (1)
     2.78%, 10/7/05                     9,870           9,870
   Nueces River Authority Water
     Supply, Eagle Trust Series
     97430, Corpus Christi Lake
     Project (FSA Corp.
     Insured), (1)
     2.79%, 10/7/05                    16,600          16,600
   Port Arthur Navigation District
     Industrial Development Corp.
     VRDB (AMT), Air Products &
     Chemicals, Inc. (Air Products
     & Chemicals, Inc. Gtd.),
     2.84%, 10/7/05                    22,500          22,500
   Port Arthur Navigation District
     Revenue Bonds, Series 1998
     (AMT), BASF Corp. Project
     (BASF Corp. Gtd.),
     2.96%, 10/3/05                     4,900           4,900
   Richmond Higher Education Corp.
     VRDB, Series 2003A, Bayou
     University Project (AMBAC
     Insured),
     2.78%, 10/7/05                     6,300           6,300

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   51     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   San Antonio Convention Center
     Hotel Financing Corp.
     Contract Revenue Bonds (AMT),
     Citigroup ROCS RR-II-R-363
     (AMBAC Insured), (1)
     2.83%, 10/7/05                    $4,050          $4,050
   San Antonio Independent School
     District G.O., Series 2001B,
     ABN AMRO Munitops 2001-29
     (PSF of Texas Gtd.), (1)
     2.78%, 10/7/05                    19,995          19,995
   San Antonio Multifamily Housing
     Revenue Bonds, Series 2002
     (AMT), Roaring Fork Series
     2002-10 (GNMA Gtd.), (1)
     2.90%, 10/7/05                     7,185           7,185
   State of Texas TRANS, Series
     2005,
     4.50%, 8/31/06                   140,500         142,371
   Tarrant County Health
     Facilities Development Corp.
     VRDB, Series 1996-A,
     Adventist Health System
     Sunbelt (SunTrust Bank LOC),
     2.75%, 10/7/05                     5,225           5,225
   Tarrant County Housing Finance
     Corp. Multifamily Revenue
     Bonds, Merrill Lynch P-Floats
     Series PT-473 (FHLMC
     Gtd.), (1)
     2.80%, 10/7/05                     5,755           5,755
   Tarrant County Housing Finance
     Corp. Revenue Bonds, Merrill
     Lynch P-Floats Series 3169
     (AMT) (Merrill Lynch & Co.,
     Inc. Gtd.), (1)
     2.88%, 10/7/05                     7,120           7,120
   Tarrant County Housing Finance
     Corp. Revenue Bonds, Series
     2003, Gateway Arlington
     Apartments Project (FNMA
     Gtd.),
     2.75%, 10/7/05                     8,700           8,700
   Texas City Industrial
     Development Corp., Wachovia
     MERLOTS Series 2000-A34, Arco
     Pipeline Project (BP PLC
     Gtd.), (1)
     2.77%, 10/7/05                     3,900           3,900

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  TEXAS - 16.4% - (CONTINUED)
   Texas State Department of
     Housing and Community Affairs
     (AMT), Merrill Lynch P-Floats
     Series PT-1868, Hickory Trace
     Apartments Project (Merrill
     Lynch & Co., Inc. Gtd.), (1)
     2.88%, 10/7/05                    $3,955          $3,955
   Texas State Department of
     Housing and Community Affairs
     Residential Mortgage Revenue
     Bonds, Series B (AMT), State
     Street Clipper Trust
     2001-1, (1)(2)
     2.87%, 3/9/06                      9,254           9,254
   Texas State Department of
     Housing and Community Affairs
     Revenue Bonds (AMT), Merrill
     Lynch P-Floats Series
     PT-2507, Ironwood Crossing
     Apartments Project (Merrill
     Lynch & Co., Inc. Gtd.), (1)
     2.88%, 10/7/05                     7,500           7,500
   Texas State Department of
     Housing and Community Affairs
     VRDB, Series 2003, NHP
     Foundation, Asmara Project
     (FHLMC LOC),
     2.78%, 10/7/05                    13,850          13,850
   Texas University Revenue Bonds,
     Series 2003B, Wachovia
     MERLOTS Series 2003-B14, (1)
     2.77%, 10/7/05                     7,790           7,790
   Texas Veterans Housing
     Assistance G.O. (AMT),
     Merrill Lynch P-Floats Series
     PT-524, (1)
     2.83%, 10/7/05                     5,635           5,635
  -----------------------------------------------------------
                                                      805,635
  -----------------------------------------------------------
  UTAH - 1.5%
   Intermountain Power Agency
     Supply Revenue, Citicorp
     Eagle Trust CR-331 (FSA Corp.
     Insured), (1)
     2.79%, 10/7/05                     4,800           4,800
   Salt Lake City Special
     Facilities VRDB, Series 2000
     (AMT), Delta Air Lines, Inc.
     Project (General Electric
     Capital Corp. LOC),
     2.87%, 10/7/05                    23,510          23,510

See Notes to the Financial Statements.

MONEY MARKET FUNDS    52      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  UTAH - 1.5% - (CONTINUED)
   Utah Associated Municipal Power
     System Revenue Bonds,
     Citigroup ROCS Series RR II R
     2016 (FSA Corp. Insured), (1)
     2.79%, 10/7/05                    $5,230          $5,230
   Utah Water Finance Agency
     Revenue VRDB (AMBAC Insured),
     Series 2002A2,
     2.83%, 10/7/05                     1,800           1,800
     Series 2002A5,
     2.83%, 10/7/05                     5,850           5,850
     Series 2003A7,
     2.83%, 10/7/05                     8,600           8,600
     Series 2004A9,
     2.80%, 10/7/05                    15,000          15,000
     Series 2005A13,
     2.80%, 10/7/05                    10,000          10,000
  -----------------------------------------------------------
                                                       74,790
  -----------------------------------------------------------
  VIRGINIA - 0.9%
   Alexandria IDA VRDB, Series
     2005, Institute of Defense
     (AMBAC Insured),
     2.78%, 10/7/05                    15,000          15,000
   Botetourt County IDA VRDB
     (AMT), Valley Forge Co.
     Project (Harris Trust &
     Savings Bank LOC),
     2.91%, 10/7/05                     1,900           1,900
   Chesterfield County IDA VRDB,
     Series 2002A, Virginia State
     University Real Estate
     Project (Bank of America,
     N.A. LOC),
     2.78%, 10/7/05                     2,350           2,350
   Emporia City IDA IDR Bonds,
     Series 1999 (AMT) (Bank of
     America, N.A. LOC),
     2.80%, 10/7/05                     1,910           1,910
   Fairfax County Educational
     Facilities Revenue Bonds,
     Series 2003, The Madeira
     School (Bank of America, N.A.
     LOC),
     2.80%, 10/7/05                    18,600          18,600

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  VIRGINIA - 0.9% - (CONTINUED)
   University of Virginia Rector &
     Visitors Revenue Bonds,
     Series 2003, Wachovia MERLOTS
     Series 2003-B31, (1)
     2.77%, 10/7/05                    $3,580          $3,580
  -----------------------------------------------------------
                                                       43,340
  -----------------------------------------------------------
  WASHINGTON - 5.3%
   Bremerton County Revenue Bonds,
     Series 2000, Kitsap Regional
     Conference Center Parking
     (Bank of America, N.A. LOC),
     2.80%, 10/7/05                     2,500           2,500
   Chelan County Public Utilities
     District (AMT), Wachovia
     MERLOTS Series 2000-R, (1)
     2.82%, 10/7/05                    10,000          10,000
   King County Housing Authority
     VRDN (AMT), Overlake Todd
     Project (Bank of America,
     N.A. LOC),
     Series 2000,
     2.80%, 10/7/05                     5,785           5,785
     Series 2001B,
     2.80%, 10/7/05                     4,000           4,000
   Port Bellingham Industrial
     Development Corp. VRDB (AMT),
     BP Amoco West Coast Products
     LLC (BP PLC Gtd.),
     2.93%, 10/3/05                    33,450          33,450
   Seattle Light and Power Revenue
     Bonds (FSA Corp.
     Insured), (1)
     Smith Barney ROCS II-R Series
     47,
     2.79%, 10/7/05                    17,920          17,920
     Smith Barney ROCS II-R Series
     48,
     2.79%, 10/7/05                     5,995           5,995
   Washington Economic Development
     Finance Authority VRDB,
     Series 2000C (AMT), American
     Millwork Project (KeyBank,
     N.A. LOC),
     2.86%, 10/7/05                     3,715           3,715
   Washington Economic Development
     Finance Authority VRDB,
     Series 2002E (AMT), Waste
     Management, Inc. Project
     (JPMorgan Chase Bank LOC),
     2.80%, 10/7/05                     5,000           5,000

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   53     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 5.3% - (CONTINUED)
   Washington State Finance
     Commission VRDB, Series 2000A
     (AMT), Carlyle Care Center
     Project (U.S. Bank N.A. LOC),
     2.87%, 10/3/05                    $3,055          $3,055
   Washington State G.O. Refunding
     Bonds, Citicorp Eagle Trust
     Series 1993C, (1)
     2.79%, 10/7/05                     4,148           4,148
   Washington State G.O. Various
     Purpose Bonds, Series 2000B,
     Citicorp Eagle Trust Series
     20004701, (1)
     2.79%, 10/7/05                    10,365          10,365
   Washington State G.O., Wachovia
     MERLOTS Series 2001-A54, (1)
     2.77%, 10/7/05                     4,110           4,110
   Washington State Higher
     Education Facilities VRDB,
     Series 2003A, Cornish College
     of Arts Project (Bank of
     America, N.A. LOC),
     2.79%, 10/7/05                     2,100           2,100
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB, New
     Haven Apartments Project
     (U.S. Bank, N.A. LOC),
     2.84%, 10/7/05                    10,000          10,000
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1994 (AMT), Arbors on
     the Park Project (General
     Electric Capital Corp. LOC),
     2.90%, 10/7/05                     8,450           8,450
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1999A (AMT), Assisted
     Living Project (U.S. Bank
     N.A. LOC),
     2.84%, 10/7/05                     1,130           1,130
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 1999A (AMT), Mill
     Pointe Apartments Project
     (U.S. Bank, N.A. LOC),
     2.79%, 10/3/05                     6,725           6,725
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001 (AMT),
     Springfield Meadows
     Apartments Project (U.S. Bank
     N.A. LOC),
     2.90%, 10/3/05                     8,050           8,050

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 5.3% - (CONTINUED)
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2001A (AMT),
     Monticello Park Project (FNMA
     Gtd.),
     2.81%, 10/7/05                    $6,285          $6,285
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Ballinger
     Court Senior Apartments
     Project (FNMA Gtd.),
     2.81%, 10/7/05                     4,640           4,640
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004 (AMT), Rolling
     Hills Apartments Project
     (Bank of America, N.A. LOC),
     2.90%, 10/3/05                     6,125           6,125
   Washington State Housing
     Finance Commission
     Multifamily Revenue VRDB,
     Series 2004A (AMT), Terrace
     Senior Apartments Project
     (FNMA Gtd.),
     2.81%, 10/7/05                     8,520           8,520
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Series 1991,
     YMCA Greater Seattle (U.S.
     Bank, N.A. LOC),
     2.82%, 10/3/05                     4,250           4,250
   Washington State Housing
     Finance Commission Nonprofit
     Revenue VRDB, Series 2000,
     University Prep Academy
     Project (Bank of America,
     N.A. LOC),
     2.80%, 10/7/05                     4,300           4,300
   Washington State Housing
     Finance Commission Revenue
     Bonds, Series 2003A (AMT),
     Auburn Meadows Project (Wells
     Fargo Bank, N.A. LOC),
     2.87%, 10/3/05                     6,020           6,020
   Washington State Housing
     Finance Commission SFM
     Revenue Bonds (AMT), Merrill
     Lynch P-Floats Series MT-143
     (General Electric Capital
     Corp. GIC), (1)
     2.84%, 10/7/05                     7,540           7,540

See Notes to the Financial Statements.

MONEY MARKET FUNDS    54      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WASHINGTON - 5.3% - (CONTINUED)
   Washington State Housing
     Finance Commission VRDB
     (AMT), Rosemont Apartments
     Project (BNP Paribas LOC),
     2.89%, 10/3/05                    $2,890          $2,890
   Washington State Housing
     Finance Commission VRDB,
     Series 1994 (AMT), Canyon
     Lakes II Project (Wells Fargo
     Bank, N.A. LOC),
     2.78%, 10/7/05                     6,410           6,410
   Washington State Housing
     Finance Commission VRDB,
     Series 2002A (AMT),
     Bridgewood Four Seasons (FNMA
     Gtd.),
     2.80%, 10/7/05                     5,860           5,860
   Washington State Housing
     Finance Commission VRDB,
     Series 2002A (AMT),
     Heatherwood Apartments (U.S.
     Bank N.A. LOC),
     2.79%, 10/3/05                     5,520           5,520
   Washington State Housing
     Finance Commission VRDB,
     Series 2003A (AMT), Woodland
     Retirement Project (Wells
     Fargo Bank, N.A. LOC),
     2.87%, 10/3/05                     3,425           3,425
   Washington State Housing
     Finance Commission VRDB,
     Series 2004A (AMT), Silver
     Creek Retirement Project
     (Wells Fargo Bank, N.A. LOC),
     2.87%, 10/3/05                     7,140           7,140
   Washington State Motor Vehicle
     Fuel Tax G.O., Series 2005B,
     ABN AMRO Munitops
     Certificates Series 2005-51
     (FSA Corp. Insured), (1)
     2.78%, 10/7/05                    13,040          13,040
   Washington State, Series 2004D,
     ABN AMRO Munitops 2004-13
     (AMBAC Insured), (1)
     2.78%, 10/7/05                    15,000          15,000
   Washington State VRDB, Series
     2003, Association of
     Community & Migrant Health
     Centers (U.S. Bank, N.A.
     LOC),
     2.79%, 10/7/05                     4,955           4,955
  -----------------------------------------------------------
                                                      258,418
  -----------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WEST VIRGINIA - 0.5%
   Cabell County Revenue VRDB,
     Series 2001, Huntington YMCA
     (JPMorgan Chase Bank LOC),
     2.88%, 10/7/05                    $3,310          $3,310
   Marion County Solid Waste
     Disposal Revenue VRDB, Series
     1990B (AMT), Granttown
     Project (National Westminster
     Bank LOC),
     2.85%, 10/7/05                     2,600           2,600
   Monongalia County Building
     Community VRDB, Series 2005B,
     Monongalia General Hospital
     Project (JPMorgan Chase Bank
     LOC),
     2.77%, 10/7/05                    13,570          13,570
   West Virginia EDA IDR Bonds,
     Series 1999 (AMT),
     Rubberlite, Inc. Project
     (JPMorgan Chase Bank LOC),
     2.93%, 10/7/05                     3,600           3,600
  -----------------------------------------------------------
                                                       23,080
  -----------------------------------------------------------
  WISCONSIN - 2.7%
   Germantown IDR Bonds, Series
     1999 (AMT), Great Lakes
     Packaging Corp. (Marshall &
     Ilsley Bank LOC),
     2.85%, 10/7/05                     2,090           2,090
   Madison Metropolitan School
     District TRANS,
     4.00%, 9/8/06                      4,000           4,040
   Marshfield City IDR VRDB,
     Series 2001 (AMT), Wick
     Building Systems, Inc.
     Project (JPMorgan Chase Bank
     LOC),
     2.96%, 10/7/05                     4,025           4,025
   Mequon IDR Bonds, Series 2001A
     (AMT), Gateway Plastic
     (JPMorgan Chase Bank LOC),
     3.01%, 10/7/05                     1,000           1,000
   Milwaukee IDR VRDB (AMT), R & B
     Wagner (JPMorgan Chase Bank
     LOC),
     2.96%, 10/7/05                     4,205           4,205
   Milwaukee Redevelopment
     Authority VRDB, University of
     Wisconsin Kenilworth Project
     (Depfa Bank PLC LOC),
     2.76%, 10/7/05                    10,235          10,235

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   55     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS
MUNICIPAL MONEY MARKET FUND (continued)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WISCONSIN - 2.7% - (CONTINUED)
   Oostburg IDR VRDB, Series 2002
     (AMT), Dutchland Plastics
     Corp. (U.S. Bank N.A. LOC),
     2.84%, 10/7/05                    $2,510          $2,510
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds,
     Meriter Hospital, Inc.
     Project (Marshall & Ilsley
     Bank LOC),
     2.85%, 10/3/05                     1,400           1,400
   Wisconsin Health and
     Educational Facilities
     Authority Revenue Bonds,
     Series 2003, Mequon Jewish
     Project (JPMorgan Chase Bank
     LOC),
     2.80%, 10/7/05                     3,600           3,600
   Wisconsin Health and
     Educational Facilities
     Revenue Bonds, St. Joseph
     Community Hospital (Marshall
     & Ilsley Bank LOC),
     2.77%, 10/7/05                     6,915           6,915
   Wisconsin Health and
     Educational Facilities
     Authority VRDB, Series 2001,
     Riverview Hospital
     Association (U.S. Bank N.A.
     LOC),
     2.85%, 10/3/05                     4,745           4,745
   Wisconsin Health and
     Educational Facilities VRDB,
     Pooled Financing Program
     (Marshall & Ilsley Bank LOC),
     Series 2002C,
     2.90%, 10/7/05                     1,800           1,800
     Series 2002D,
     2.90%, 10/7/05                     2,015           2,015
     Series 2002G,
     2.90%, 10/7/05                     1,150           1,150
   Wisconsin Health and
     Educational Facilities VRDB,
     Series 2001, Lutheran College
     (U.S. Bank N.A. LOC),
     2.85%, 10/3/05                    20,500          20,500
   Wisconsin Health and
     Educational Facilities VRDB,
     Series 2002A, Capital Access
     Pool, Vernon Memorial
     Hospital (U.S. Bank N.A.
     LOC),
     2.85%, 10/3/05                     5,025           5,025

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  WISCONSIN - 2.7% - (CONTINUED)
   Wisconsin Health and Higher
     Educational Facilities
     Revenue Bonds, Series 1997,
     Froedtert Memorial Lutheran
     Hospital Trust (Marshall &
     Ilsley Bank LOC),
     2.77%, 10/7/05                   $13,055         $13,055
   Wisconsin Housing EDA Revenue
     Bonds (AMT), Merrill Lynch
     P-Floats 1331, (1)
     2.84%, 10/7/05                     3,160           3,160
   Wisconsin State Health and
     Educational Facilities
     Revenue Bonds, Series 2003,
     Mercy Health Systems
     (Marshall & Ilsley Bank LOC),
     2.77%, 10/7/05                     7,265           7,265
   Wisconsin State Health and
     Educational Facilities
     Revenue Bonds, Series 2004,
     Maranatha Baptist Project
     (JPMorgan Chase Bank LOC),
     2.75%, 10/7/05                    10,800          10,800
   Wisconsin State Health and
     Educational Facilities
     Authority VRDB, Series 2005,
     National Regency New Berlin
     Project (Marshall & Ilsley
     Bank LOC),
     2.85%, 10/3/05                     6,990           6,990
   Wisconsin State Health and
     Educational Facilities
     Authority VRDB, Series 2005C,
     Froedtert & Community Health,
     Inc. Project (AMBAC Insured),
     2.74%, 10/7/05                    15,000          15,000
  -----------------------------------------------------------
                                                      131,525
  -----------------------------------------------------------
  WYOMING - 0.3%
   Green River PCR VRDB, Series
     1992 (AMT), Rhone-Poulene,
     Inc. Project (Comerica Bank
     LOC),
     3.01%, 10/7/05                    10,800          10,800
   Sweetwater County Environmental
     Improvement Revenue Bonds,
     Series 1995 (AMT), PacifiCorp
     Project (Barclays Bank PLC
     LOC),
     2.86%, 10/3/05                     5,550           5,550
  -----------------------------------------------------------
                                                       16,350
  -----------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET FUNDS    56      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                      (000S)         (000S)
  MUNICIPAL INVESTMENTS - 99.7% - CONTINUED
  MULTIPLE STATES POOLED SECURITIES - 3.1%
   Charter Mac Floater
     Certificates, Series 2001
     (AMT), National-2 (MBIA
     Insured), (1)
     2.83%, 10/7/05                   $20,000         $20,000
   Charter Mac Floater
     Certificates Trust I, Series
     2000 (AMT) (MBIA
     Insured), (1)
     2.83%, 10/7/05                     6,100           6,100
   Charter Mac Low Floater
     Certificates Trust I, Series
     2002 (AMT), National-3 (MBIA
     Insured), (1)
     2.83%, 10/7/05                    15,000          15,000
   Clipper Tax-Exempt
     Certificates, Multistate
     Tax-Exempt Certificates, (1)
     Series 1998A,
     2.87%, 10/7/05                    29,740          29,740
     Series 1999-3 (AMT),
     2.95%, 10/7/05                    19,170          19,170
   National FHLMC Multifamily
     Variable Rate Certificates,
     Series M002 (AMT) (FHLMC
     LOC),
     2.90%, 10/7/05                    26,790          26,790
   SunAmerica Pooled Multifamily,
     Series 2001-2A (AMT) (FHLMC
     Gtd.), (1)
     2.84%, 10/7/05                    35,565          35,565
  -----------------------------------------------------------
                                                      152,365
  -----------------------------------------------------------
  TOTAL MUNICIPAL INVESTMENTS
  -----------------------------------------------------------
  (COST $4,899,042)                                 4,899,042

                                     NUMBER OF       VALUE
                                      SHARES         (000S)
  INVESTMENT COMPANIES - 0.0%
   AIM Tax-Exempt Cash Fund           524,113            $524
   Dreyfus Tax-Exempt Cash
     Management Fund                   61,897              62
   Merrill Lynch Institutional
     Tax-Exempt Fund                  285,000             285
  -----------------------------------------------------------
  TOTAL INVESTMENT COMPANIES
  -----------------------------------------------------------
  (COST $871)                                             871

  -----------------------------------------------------------
  TOTAL INVESTMENTS - 99.7%
  -----------------------------------------------------------
  (COST $4,899,913) (3)                             4,899,913
   Other Assets less
     Liabilities - 0.3%                                12,265
  -----------------------------------------------------------
  NET ASSETS - 100.0%                              $4,912,178

(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security has been deemed illiquid. At September 30, 2005, the value of these restricted illiquid securities amounted to approximately $21,234,000 or 0.4% of net assets. Additional information on each holdings is as follows:

                                                  ACQUISITION
                                    ACQUISITION      COST
  SECURITY                             DATE         (000S)
  Bexar County Revenue Bonds (TX),
  2.82%, 3/9/06                            3/04       $12,950
  Texas State Department of
  Housing and Community Affairs
  Residential Mortgage Revenue
  Bonds (TX),
  2.87%, 3/9/06                            2/01         6,000
  -----------------------------------------------------------

(3) The cost for federal income tax purposes was $4,899,913.

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   57     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
MUNICIPAL MONEY MARKET FUND (continued)

At September 30, 2005, the industry sectors for the Municipal Money Market Fund were:

  INDUSTRY SECTOR                          % OF INVESTMENTS
  Administration of Environment, Housing
   and Real Estate                                      5.7%
  Air Transportation                                    7.0
  Air, Water Services and Solid Waste
   Management                                           9.2
  Educational Services                                  7.4
  Executive, Legislative and General
   Government                                          17.1
  General Medical and Surgical, Nursing
   and Personal Care                                    8.1
  Housing Programs and Urban and
   Community Development                               14.6
  All other sectors less than 5%                       30.9
  ----------------------------------------------------------
  TOTAL                                               100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS    58      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
U.S. GOVERNMENT MONEY MARKET FUND

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 65.5%  (1)
  FANNIE MAE - 30.9%
   FNMA Bonds,
     2.88%, 10/15/05                     $1,991          $1,991
     2.25%, 10/28/05                      2,505           2,502
     2.38%, 12/15/05                     37,205          37,119
   FNMA Discount Notes,
     3.40%, 10/3/05                       5,000           4,999
     3.43%, 10/3/05                       5,000           4,999
     3.59%, 10/3/05                      10,000           9,998
     3.61%, 10/3/05                      10,000           9,998
     3.27%, 10/12/05                      1,000             999
     3.59%, 11/1/05                      10,000           9,969
     3.00%, 11/21/05                      5,000           4,979
     3.75%, 12/1/05                      10,000           9,939
     3.80%, 12/1/05                      10,000           9,938
     3.06%, 12/19/05                      5,508           5,471
     3.35%, 12/19/05                      1,000             993
     3.90%, 2/1/06                       25,000          24,667
     3.95%, 3/22/06                       2,457           2,411
   FNMA FRN,
     3.57%, 10/7/05                       5,000           4,997
     3.58%, 10/7/05                       5,000           4,999
     3.73%, 10/31/05                      3,000           2,998
     3.72%, 11/22/05                      5,000           4,999
     3.68%, 12/9/05                      14,000          13,999
     3.80%, 12/21/05                     10,000           9,990
     3.79%, 12/22/05                      5,000           4,996
   FNMA Notes,
     2.17%, 11/14/05                      1,000             999
     2.17%, 11/25/05                      3,500           3,491
     1.75%, 11/29/05                      3,121           3,111
     6.00%, 12/15/05                      7,573           7,608
     1.50%, 12/30/05                      2,000           1,989
     2.25%, 12/30/05                      1,360           1,355
  -------------------------------------------------------------
                                                        206,503
  -------------------------------------------------------------
  FEDERAL FARM CREDIT BANK - 1.0%
   FFCB FRN,
     3.63%, 10/11/05                      1,500           1,500
     3.72%, 10/19/05                      5,000           5,000
  -------------------------------------------------------------
                                                          6,500
  -------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 65.5%  (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 7.6%
   FHLB Discount Notes,
     3.41%, 10/14/05                     $5,000          $4,993
     3.56%, 11/9/05                       7,000           6,973
     3.50%, 11/10/05                     20,000          19,922
   FHLB FRN,
     3.64%, 11/9/05                       5,000           4,998
     3.67%, 11/16/05                      5,000           4,998
   FHLB Notes,
     5.13%, 3/6/06                        5,000           5,028
     2.50%, 3/30/06                       3,850           3,825
  -------------------------------------------------------------
                                                         50,737
  -------------------------------------------------------------
  FREDDIE MAC - 23.0%
   FHLMC Discount Notes,
     3.22%, 10/18/05                     18,321          18,293
     3.49%, 11/2/05                      10,000           9,969
     3.55%, 11/10/05                     14,850          14,792
     3.05%, 11/14/05                      5,000           4,981
     3.35%, 11/15/05                      1,850           1,842
     3.54%, 11/15/05                      1,694           1,687
     3.50%, 11/21/05                     25,000          24,876
     3.65%, 11/21/05                      1,842           1,833
     3.35%, 12/15/05                      2,688           2,669
     3.32%, 12/30/05                      2,000           1,983
     3.71%, 1/24/06                       5,980           5,909
     3.76%, 1/31/06                       4,475           4,418
     3.97%, 3/23/06                       3,850           3,777
   FHLMC FRN,
     3.51%, 10/7/05                       3,000           3,000
   FHLMC Notes,
     2.13%, 11/15/05                     20,925          20,885
     2.30%, 11/17/05                      5,930           5,920
     2.50%, 11/25/05                      6,970           6,957
     2.20%, 12/1/05                       4,700           4,688
     2.23%, 12/16/05                      1,530           1,526
     2.20%, 12/30/05                     14,322          14,266
  -------------------------------------------------------------
                                                        154,271
  -------------------------------------------------------------

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   59     MONEY MARKET FUNDS

MONEY MARKET FUNDS
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
U.S. GOVERNMENT MONEY MARKET FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  U.S. GOVERNMENT AGENCIES - 65.5%  (1) - CONTINUED
  OVERSEAS PRIVATE INVESTMENT CORP. - 3.0%
   Participation Certificates,
     Series 118-2003-475-IG,
     3.84%, 10/5/05                     $16,000         $16,000
     Series 331G,
     3.84%, 10/5/05                       4,345           4,345
  -------------------------------------------------------------
                                                         20,345
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $438,356)                                       438,356

  REPURCHASE AGREEMENTS - 37.5%
  (COLLD. AT A MINIMUM OF 102% BY U.S. TREASURY BONDS/NOTES)
  JOINT REPURCHASE AGREEMENTS - 7.3%
   Bank of America Securities LLC,
     dated 9/30/05, repurchase price
     $16,244
     3.24%, 10/3/05                      16,240          16,240
   Morgan Stanley & Co., Inc., dated
     9/30/05, repurchase price
     $10,829
     3.23%, 10/3/05                      10,826          10,826
   Societe Generale - New York
     Branch, dated 9/30/05,
     repurchase price $5,415
     3.30%, 10/3/05                       5,413           5,413
   UBS Securities LLC, dated
     9/30/05, repurchase price
     $16,244
     3.30%, 10/3/05                      16,240          16,240
  -------------------------------------------------------------
                                                         48,719
  -------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         (000S)         (000S)
  REPURCHASE AGREEMENTS - 37.5% - CONTINUED
  (COLLD. AT A MINIMUM OF 102% BY U.S. GOVERNMENT/AGENCY
   SECURITIES)
  REPURCHASE AGREEMENTS - 30.2%
   Lehman Brothers, Inc., dated
     9/30/05, repurchase price
     $77,516
     3.97%, 10/3/05                     $77,507         $77,507
   Merrill Lynch, dated 9/30/05,
     repurchase price $50,005
     3.90%, 10/3/05                      50,000          50,000
   UBS Securities LLC, dated
     9/30/05, repurchase price
     $75,008
     3.90%, 10/3/05                      75,000          75,000
  -------------------------------------------------------------
                                                        202,507
  -------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  -------------------------------------------------------------
  (COST $251,226)                                       251,226

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 103.0%
  -------------------------------------------------------------
  (COST $689,582)  (2)                                  689,582
   Liabilities less Other
     Assets - (3.0)%                                    (20,325)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $669,257

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $689,582.

See Notes to the Financial Statements.

MONEY MARKET FUNDS    60      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2005 (UNAUDITED)
U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 100.0% (1)
  FEDERAL FARM CREDIT BANK - 16.4%
   FFCB Discount Notes,
     3.60%, 10/14/05                   $1,075            $1,074
     3.31%, 12/6/05                    13,000            12,921
     3.83%, 3/14/06                    12,000            11,791
   FFCB FRN,
     3.62%, 10/3/05                    25,000            24,997
     3.61%, 10/4/05                    15,000            14,998
     3.67%, 10/13/05                   25,000            24,997
     3.68%, 10/18/05                    8,000             7,999
     3.72%, 10/19/05                   10,000             9,999
     3.73%, 10/21/05                    1,300             1,300
     3.75%, 10/24/05                   10,000            10,000
     3.76%, 10/25/05                   20,000            19,998
   FFCB Notes,
     2.50%, 11/15/05                   11,000            10,990
     2.50%, 3/15/06                     8,000             7,953
  -------------------------------------------------------------
                                                        159,017
  -------------------------------------------------------------
  FEDERAL HOME LOAN BANK - 83.6%
   FHLB Discount Notes,
     3.18%, 10/3/05                   321,767           321,710
     3.57%, 10/3/05                    50,000            49,990
     3.50%, 10/5/05                    25,000            24,990
     3.62%, 10/7/05                     2,700             2,698
     3.67%, 10/12/05                    5,100             5,094
     3.41%, 10/14/05                   10,000             9,988
     3.46%, 10/14/05                    2,000             1,997
     3.66%, 10/19/05                   15,000            14,973
     3.51%, 10/28/05                   10,000             9,974
     3.24%, 11/2/05                    23,240            23,173
     3.24%, 11/3/05                     1,060             1,057
     3.56%, 11/4/05                    10,778            10,742
     3.56%, 11/9/05                    25,000            24,903
     3.50%, 11/10/05                    3,500             3,486
     3.50%, 11/16/05                    1,500             1,493
     3.62%, 11/16/05                    5,724             5,697
     3.67%, 12/14/05                   20,000            19,849
     3.70%, 12/21/05                    2,580             2,558
     3.31%, 12/30/05                    1,925             1,909
     3.81%, 2/15/06                     7,000             6,898

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       (000S)          (000S)
  U.S. GOVERNMENT AGENCIES - 100.0% (1) - CONTINUED
  FEDERAL HOME LOAN BANK - 83.6% - (CONTINUED)
   FHLB FRN,
     3.61%, 10/5/05                   $20,000           $20,000
     3.59%, 11/1/05                    25,000            24,989
     3.64%, 11/9/05                    10,000             9,996
     3.67%, 11/16/05                   15,000            14,994
     3.75%, 12/1/05                    16,500            16,492
   FHLB Notes,
     4.56%, 10/11/05                    5,000             5,001
     1.50%, 10/19/05                    1,750             1,748
     2.40%, 11/8/05                     1,000               999
     2.13%, 11/15/05                   15,000            14,976
     2.50%, 11/15/05                   12,725            12,706
     6.50%, 11/15/05                   25,145            25,240
     2.00%, 11/25/05                    1,000               998
     2.03%, 11/25/05                    1,100             1,098
     2.58%, 12/9/05                     1,335             1,333
     2.25%, 12/15/05                   17,640            17,589
     2.50%, 12/15/05                    2,700             2,693
     1.81%, 12/23/05                    3,060             3,049
     2.00%, 2/13/06                     6,300             6,259
     2.38%, 2/15/06                    17,000            16,916
     2.00%, 2/27/06                     2,230             2,213
     5.13%, 3/6/06                     26,400            26,544
     2.50%, 3/15/06                    26,885            26,702
     2.50%, 3/30/06                     5,000             4,967
     2.25%, 5/15/06                     7,000             6,925
  -------------------------------------------------------------
                                                        807,606
  -------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCIES
  -------------------------------------------------------------
  (COST $966,623)                                       966,623

  -------------------------------------------------------------
  TOTAL INVESTMENTS - 100.0%
  -------------------------------------------------------------
  (COST $966,623) (2)                                   966,623
    Liabilities less Other Assets - (0.0)%                 (198)
  -------------------------------------------------------------
  NET ASSETS - 100.0%                                  $966,425

(1) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2) The cost for federal income tax purposes was $966,623.

See Notes to the Financial Statements.

                    NORTHERN FUNDS SEMIANNUAL REPORT   61     MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1 ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 31 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market funds. Northern Trust also serves as the custodian, fund accountant and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2 SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2005, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to an individual Fund are allocated among the Funds in proportion to each Fund's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are


MONEY MARKET FUNDS    62      NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2005 (UNAUDITED)

permanent, may result in periodic reclassifications in the Funds' capital accounts.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

For the period subsequent to October 31, 2004, through the fiscal year ended March 31, 2005, the following Funds incurred net capital losses for which each Fund intends to treat as having been incurred in the following fiscal year:

  Amounts in thousands
  ----------------------------------------------------------------
  Money Market                                              $16
  Municipal Money Market                                     38
  ----------------------------------------------------------------

At March 31, 2005, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

  Amount in thousands                                 MARCH 31, 2011
  ------------------------------------------------------------------
  U.S. Government Money Market                              $16
  ------------------------------------------------------------------

At March 31, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                                UNDISTRIBUTED
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market          $1,196         $389
  Money Market                                    -       14,233
  Municipal Money Market                      5,927           26
  U.S. Government Money Market                    -        1,090
  U.S. Government Select Money Market             -        1,953
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2005, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market          $7,025         $125
  Money Market                                    -       79,906
  Municipal Money Market                     39,733          292
  U.S. Government Money Market                    -        6,122
  U.S. Government Select Money Market             -       10,232
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2004, was as follows:

                                              DISTRIBUTIONS FROM
                                           ------------------------
                                           TAX-EXEMPT    ORDINARY
  Amounts in thousands                       INCOME      INCOME*
  -----------------------------------------------------------------
  California Municipal Money Market           $5,106          $ -
  Money Market                                     -       55,947
  Municipal Money Market                      28,409          218
  U.S. Government Money Market                     -        4,660
  U.S. Government Select Money Market              -        5,960
  -----------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3 BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Interbank Offered
Rate) or (iii) 0.45% above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At September 30, 2005, the Funds did not have any outstanding loans. The Funds did not incur any interest expense during the six months ended September 30, 2005.

4 INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. For the six months ended September 30, 2005, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser also has agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                    ANNUAL     ADVISORY
                                   ADVISORY   FEES AFTER   EXPENSE
                                     FEES      WAIVERS   LIMITATIONS
  -------------------------------------------------------------------
  California Municipal Money
  Market                             0.50%      0.40%       0.55%
  Money Market                       0.50%      0.40%       0.55%
  Municipal Money Market             0.50%      0.40%       0.55%
  U.S. Government Money Market       0.50%      0.40%       0.55%
  U.S. Government Select Money
  Market                             0.50%      0.40%       0.55%
  -------------------------------------------------------------------


                    NORTHERN FUNDS SEMIANNUAL REPORT   63     MONEY MARKET FUNDS

MONEY MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS (continued)     SEPTEMBER 30, 2005 (UNAUDITED)

The waivers and reimbursements described above are voluntary and may be terminated at any time.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10% of the average daily net assets outstanding for the Funds.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are reflected in the Funds' Statements of Operations.


Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2005, the amounts payable under the plan by the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds were approximately $3,000, $38,000, $19,000, $3,000 and $4,000, respectively.


MONEY MARKET FUNDS    64      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

FUND EXPENSES                                     SEPTEMBER 30, 2005 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 4/1/05 - 9/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Funds, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,009.70         $2.77
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,013.70         $2.78
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

MUNICIPAL MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,010.00         $2.77
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,013.60         $2.78
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

U.S. GOVERNMENT SELECT MONEY MARKET

                                     BEGINNING      ENDING
                                      ACCOUNT      ACCOUNT        EXPENSES
                          EXPENSE      VALUE        VALUE          PAID*
                           RATIO       4/1/05      9/30/05    4/1/05 - 9/30/05
  ----------------------------------------------------------------------------
  Actual                   0.55%     $1,000.00    $1,013.30         $2.78
  Hypothetical             0.55%     $1,000.00    $1,022.31         $2.79**
  ----------------------------------------------------------------------------

 *Expenses are calculated using the Funds' annualized expense ratios, which represents ongoing expenses as a percentage of net assets for the six months ended September 30, 2005. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.


                    NORTHERN FUNDS SEMIANNUAL REPORT   65     MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION               SEPTEMBER 30, 2005 (UNAUDITED)


With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------


ABAG      Association of Bay Area Governments Assurance
          Corp.

AMBAC     American Municipal Bond Assurance Corp.

AMT       Alternative Minimum Tax

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

EDA       Economic Development Authority

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty Insurance Corp.

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRCP      Floating Rate Commercial Paper

FRN       Floating Rate Notes

FSA       Financial Security Assurance

FSB       Federal Savings Bank

GIC       Guaranteed Investment Contract

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HFA       Housing Finance Authority

IDA       Industrial Development Authority

IDB       Industrial Development Board

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

MERLOTS   Municipal Exempt Receipts - Liquidity Optional
          Tender

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Notes

ROCS      Reset Option Certificates

SFM       Single Family Mortgage

SGB       Societe Generale Bank

SOC GEN   Societe Generale

TOB       Tender Option Bond

TRANS     Tax and Revenue Anticipation Notes

TRB       Tax Revenue Bonds

TSB       Trustee Savings Bank

VRDB      Variable Rate Demand Bonds

VRDN      Variable Rate Demand Notes

VRN       Variable Rate Notes

XLCA      XL Capital Assurance


MONEY MARKET FUNDS    66      NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK


                    NORTHERN FUNDS SEMIANNUAL REPORT   67     MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

---------------------------------------------------------------
   PORTFOLIO HOLDINGS

  Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

---------------------------------------------------------------
   PROXY VOTING

  A description of Northern Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the SEC's Web site at sec.gov or by calling the Northern Funds Center at 800/595-9111.


MONEY MARKET FUNDS    68      NORTHERN FUNDS SEMIANNUAL REPORT

ITEM 2. CODE OF ETHICS.

Not applicable for reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable for reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Funds

By (Signature and Title)        /s/ Lloyd A. Wennlund
                                ------------------------------------------
                                Lloyd A. Wennlund, President
                                (Principal Executive Officer)

Date: December 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Lloyd A. Wennlund
                                ------------------------------------------
                                Lloyd A. Wennlund, President
                                (Principal Executive Officer)

Date: December 1, 2005

By (Signature and Title)        /s/ Stuart N. Schuldt
                                ------------------------------------------
                                Stuart N. Schuldt, Treasurer
                                (Principal Financial Officer)

Date: December 1, 2005